Nuveen All-American Municipal Bond Fund
Portfolio of Investments December 31, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 110.0%
MUNICIPAL BONDS - 109.6%
Alabama - 1.4%
Birmingham-Jefferson Civic Center Authority, Alabama,
Special Tax Bonds, Series 2018A:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 Aa3 $ 3,956,260
3,500 4.000%, 7/01/43 7/28 at 100.00 Aa3 3,925,740
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B 2,369,740
21,455 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured, (UB) (4)
6/30 at 100.00 AA 22,702,179
4,220 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 A- 4,816,666
10,000 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 3.000%, 2/01/46
8/31 at 100.00 N/R 10,493,900
4,500 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50
10/23 at 105.00 BBB 4,656,690
2,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BBB 3,211,376
14,175 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/46
No Opt. Call A2 20,973,472
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R 544,670
12,295 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49,
(Mandatory Put 4/1/2024)
1/24 at 100.27 A 13,108,068
7,985 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/1/2024)
3/24 at 100.29 A1 8,562,635
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
2,838 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R 3,008,636
17,025 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R 18,818,584
106,793 Total Alabama 121,148,616
Alaska - 0.2%
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
2,000 4.000%, 4/01/30 4/29 at 100.00 A+ 2,349,900
2,045 4.000%, 4/01/31 4/29 at 100.00 A+ 2,392,916
2,000 4.000%, 4/01/32 4/29 at 100.00 A+ 2,326,980
615 4.000%, 4/01/34 4/29 at 100.00 A+ 710,596
3,855 Alaska Municipal Bond Bank, General Obligation Bonds, Refunding
Three Series 2016, 5.000%, 12/01/27
No Opt. Call A+ 4,748,859
205 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
6/31 at 100.00 BBB+ 235,918

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alaska (continued)
$ 1,530 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%, 6/01/50
6/31 at 100.00 BBB- $ 1,744,016
9,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 N/R 2,005,020
21,250 Total Alaska 16,514,205
Arizona - 2.1%
1,500 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 1,771,245
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
1,100 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 1,250,304
1,000 5.375%, 7/01/50, 144A 7/26 at 100.00 BB 1,140,590
1,250 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/49, 144A
7/29 at 100.00 BB 1,436,762
585 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40, 144A
7/28 at 100.00 BB+ 632,432
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series 2020A:
4,625 3.000%, 2/01/45, (UB) (4) 2/30 at 100.00 A1 4,906,940
10,100 4.000%, 2/01/50, (UB) (4) 2/30 at 100.00 AA- 11,650,047
3,045 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/2023)
No Opt. Call A+ 3,149,443
9,405 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/3/2024)
6/24 at 100.00 A+ 10,380,769
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Taxable Series 2019B:
1,150 4.000%, 7/01/29, 144A No Opt. Call BB+ 1,298,304
1,175 5.000%, 7/01/49, 144A 7/29 at 100.00 BB+ 1,380,684
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2019A:
1,250 5.000%, 9/01/37 9/28 at 100.00 A+ 1,545,363
935 5.000%, 9/01/42 9/28 at 100.00 A+ 1,147,656
11,500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 0.000%, 9/01/51, (UB) (4)
3/31 at 100.00 A+ 11,997,030
8,430 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48, (UB) (4)
7/30 at 100.00 AA- 8,914,303
10,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49, (UB) (4)
7/30 at 100.00 AA- 10,564,400
8,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%,
1/01/49, (UB) (4)
7/30 at 100.00 AA- 8,451,520
3,765 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 0.670%, 1/01/35,
(Mandatory Put 10/18/2024) (SIFMA reference rate + 0.570% spread)
(5)
10/23 at 100.00 AA- 3,784,089

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 2,500 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and
2017, Series 2018, 5.000%, 7/01/36
7/27 at 100.00 AAA $ 3,024,750
150 Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (6) 159,918
Phoenix Civic Improvement Corporation, Arizona, Rental
Car Facility Charge Revenue Bonds, Series 2019A:
1,930 5.000%, 7/01/28 No Opt. Call A3 2,370,966
3,340 5.000%, 7/01/29 No Opt. Call A3 4,186,122
3,560 5.000%, 7/01/30 7/29 at 100.00 A3 4,450,036
5,775 5.000%, 7/01/31 7/29 at 100.00 A3 7,206,161
1,500 5.000%, 7/01/33 7/29 at 100.00 A3 1,864,620
1,000 5.000%, 7/01/38 7/29 at 100.00 A3 1,232,880
7,365 5.000%, 7/01/39 7/29 at 100.00 A3 9,041,716
7,295 4.000%, 7/01/45 7/29 at 100.00 A3 8,276,761
7,200 5.000%, 7/01/45 7/29 at 100.00 A3 8,750,232
Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650 5.500%, 7/01/31 - FGIC Insured No Opt. Call AA 2,219,497
6,000 5.500%, 7/01/39 - FGIC Insured No Opt. Call AA 9,012,960
165 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Choice Academies Charter Schools Project, Series
2012, 4.875%, 9/01/22
No Opt. Call BB 168,818
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery:
1,710 4.000%, 6/15/41, 144A (WI/DD, Settling 3/17/22) 6/26 at 100.00 N/R 1,776,211
2,000 4.000%, 6/15/51, 144A (WI/DD, Settling 3/17/22) 6/26 at 100.00 N/R 2,053,340
2,285 4.000%, 6/15/57, 144A (WI/DD, Settling 3/17/22) 6/26 at 100.00 N/R 2,331,409
400 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 423,964
2,720 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51, (UB) (4)
4/31 at 100.00 A 2,863,834
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
1,000 5.250%, 12/01/28 No Opt. Call A3 1,253,480
13,155 5.000%, 12/01/32 No Opt. Call A3 17,371,967
7,675 5.000%, 12/01/37 No Opt. Call A3 10,766,413
159,190 Total Arizona 186,207,936
Arkansas - 0.5%
18,840 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba3 20,751,695
9,730 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 Ba3 10,981,959
Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1:
1,300 5.000%, 9/01/37 9/30 at 100.00 BBB+ 1,633,840
1,000 5.000%, 9/01/38 9/30 at 100.00 BBB+ 1,254,660
1,700 5.000%, 9/01/40 9/30 at 100.00 BBB+ 2,125,510
4,000 5.000%, 9/01/44 9/30 at 100.00 BBB+ 4,960,160
36,570 Total Arkansas 41,707,824

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California - 17.6%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series  2016B:
$ 14,510 5.000%, 10/01/35 10/26 at 100.00 BBB+ $ 17,041,995
4,300 5.000%, 10/01/36 10/26 at 100.00 BBB+ 5,045,276
6,045 5.000%, 10/01/37 10/26 at 100.00 BBB+ 7,080,629
9,715 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (7)
5/40 at 100.00 Aa3 9,389,936
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%,
4/01/38
4/27 at 100.00 AA- 11,556,500
2,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 2,176,100
7,630 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 7,702,409
510 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Junior Lien Series 2021A-2,
4.000%, 8/01/46, 144A
8/31 at 100.00 N/R 500,580
3,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 2,928,491
17,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 17,204,595
25,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R 27,041,588
7,395 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 7,926,848
18,935 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 20,138,509
890 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB- 1,075,770
12,675 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R 2,548,182
5,450 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2017B, 4.000%, 4/01/47
4/27 at 100.00 A2 6,101,384
12,060 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Refunding Series 2016, 5.000%, 10/01/49, (Pre-refunded
4/01/26)
4/26 at 100.00 AA- 14,321,732
10,000 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 12,200,500
4,650 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded
11/15/25)
11/25 at 100.00 A1 (6) 5,463,797
4,500 California Health Facilities Financing Authority, Revenue Bonds,  Lucile
Salter Packard Children's Hospital at Stanford, Refunding Series 2022A.
Forward Delivery, 4.000%, 5/15/46 (WI/DD, Settling 5/17/22)
5/32 at 100.00 AA- 5,250,015

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
$ 7,820 4.000%, 8/15/48, (UB) (4) 8/31 at 100.00 N/R $ 9,254,501
27,075 3.000%, 8/15/51, (UB) (4) 8/31 at 100.00 N/R 28,894,981
1,670 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 BBB+ 1,987,601
16,400 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 19,083,040
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health,  Series 2020A:
1,810 4.000%, 4/01/44 4/30 at 100.00 BBB+ 2,118,152
1,970 4.000%, 4/01/45 4/30 at 100.00 BBB+ 2,286,993
1,065 4.000%, 4/01/49 4/30 at 100.00 BBB+ 1,225,581
3,015 California Health Facilities Financing Authority, Revenue Bonds, El
Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA 3,398,086
California Health Facilities Financing Authority, Revenue
Bonds, El Camino Hospital, Series 2017:
1,395 5.000%, 2/01/30 2/27 at 100.00 AA 1,688,564
1,105 5.000%, 2/01/31 2/27 at 100.00 AA 1,336,983
13,305 California Health Facilities Financing Authority, Revenue Bonds, PIH
Health, Series 2020A, 3.000%, 6/01/47
6/30 at 100.00 A 14,094,253
485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 AA- 539,732
2,185 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37
7/23 at 100.00 AA- 2,331,854
2,320 California Health Facilities Financing Authority, Revenue Bonds, Sutter
Health, Series 2013A, 5.000%, 8/15/52, (Pre-refunded 8/15/23)
8/23 at 100.00 A1 (6) 2,497,642
9,512 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 10,859,444
1,940 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers? Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/49
8/29 at 100.00 AA 2,401,642
California Infrastructure and Economic Development Bank,
Revenue Bonds, California Science Center Phase III Project,
Green Series 2021B:
2,460 4.000%, 5/01/46 11/31 at 100.00 N/R 2,894,682
2,855 4.000%, 5/01/51 11/31 at 100.00 N/R 3,337,124
7,420 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Series 2021A,
4.000%, 5/01/55
11/31 at 100.00 N/R 8,658,695
5,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation,
Series 2020, 4.000%, 7/01/50
7/30 at 100.00 A2 5,770,000
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
1,850 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 2,051,687
2,425 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 2,650,816
610 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R 668,816

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,495 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46,
144A
7/26 at 100.00 BB $ 1,671,051
California Municipal Finance Authority, Revenue Bonds,
Biola University, Refunding Series 2017:
470 5.000%, 10/01/29 10/27 at 100.00 Baa1 564,437
1,165 5.000%, 10/01/30 10/27 at 100.00 Baa1 1,394,016
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
7,745 5.000%, 7/01/42 7/27 at 100.00 Baa2 9,241,411
7,385 5.000%, 7/01/47 7/27 at 100.00 Baa2 8,763,041
5,000 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 Baa2 5,966,050
34,325 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB- 40,808,306
6,750 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 BBB- 7,992,067
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,000 5.000%, 11/01/30 11/26 at 100.00 BBB- 1,157,850
1,040 5.250%, 11/01/31 11/26 at 100.00 BBB- 1,218,942
California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A:
1,750 5.000%, 2/01/42 2/27 at 100.00 A- 2,089,885
8,875 5.000%, 2/01/47 2/27 at 100.00 A- 10,543,855
California Municipal Finance Authority, Student Housing
Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student
Housing Project, Series 2021:
14,500 3.000%, 5/15/51 - BAM Insured, (UB) (4) 5/31 at 100.00 AA 15,451,780
4,825 3.000%, 5/15/54 - BAM Insured, (UB) (4) 5/31 at 100.00 AA 5,120,724
3,965 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012, 5.000%, 7/01/37, (AMT), 144A
1/23 at 100.00 BBB 4,090,413
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water
Authoriity Desalination Project Pipeline, Refunding Series
2019:
1,625 5.000%, 7/01/39, 144A 1/29 at 100.00 BBB 1,955,704
640 5.000%, 11/21/45, 144A 1/29 at 100.00 BBB 761,017
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 BBB- 1,695,253
California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A:
1,250 5.000%, 11/15/46, 144A 11/29 at 102.00 N/R 1,437,038
440 5.000%, 11/15/56, 144A 11/29 at 102.00 N/R 503,505
1,475 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47,
144A
7/27 at 100.00 Ba2 1,632,781
California State Public Works Board, Lease Revenue Bonds,
Department of General Services, New Nature Resources,
Green Series 2021C:
2,680 4.000%, 11/01/46 11/31 at 100.00 N/R 3,203,672
1,740 5.000%, 11/01/46 11/31 at 100.00 N/R 2,274,197

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Refunding Series 2019B:
$ 1,000 5.000%, 5/01/31 No Opt. Call Aa3 $ 1,341,140
1,125 5.000%, 5/01/32 No Opt. Call Aa3 1,538,696
California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2021B:
1,000 4.000%, 5/01/40 5/31 at 100.00 Aa3 1,201,670
3,500 4.000%, 5/01/46 5/31 at 100.00 Aa3 4,151,945
33,630 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/48
11/28 at 100.00 Aa2 41,673,960
2,000 California State University, Systemwide Revenue Bonds, Series 2021A,
3.000%, 11/01/52, (UB) (4)
11/31 at 100.00 Aa2 2,131,600
California State, General Obligation Bonds, Refunding
Various Purpose Series 2019:
8,000 3.000%, 10/01/34 10/29 at 100.00 Aa2 8,872,160
8,075 3.000%, 10/01/35 10/29 at 100.00 Aa2 8,918,272
11,500 3.000%, 10/01/36 10/29 at 100.00 Aa2 12,653,795
1,275 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021, 5.000%, 12/01/46
12/30 at 100.00 Aa2 1,648,397
12,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46
8/26 at 100.00 Aa2 14,135,280
3,960 California State, General Obligation Bonds, Various Purpose Series 2019,
5.000%, 4/01/49
4/29 at 100.00 Aa2 4,955,267
California State, General Obligation Bonds, Various
Purpose Series 2020:
4,125 3.000%, 11/01/41 11/30 at 100.00 Aa2 4,517,782
3,000 3.000%, 3/01/46 3/30 at 100.00 Aa2 3,234,360
1,600 4.000%, 3/01/46 3/30 at 100.00 Aa2 1,886,016
7,750 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB 8,763,933
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
1,100 5.000%, 12/01/41, 144A 6/26 at 100.00 BB 1,266,837
3,365 5.000%, 12/01/46, 144A 6/26 at 100.00 BB 3,868,808
28,630 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 33,153,540
5,800 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company, Series
2006C, 2.625%, 11/01/33, (Mandatory Put 12/1/2023)
No Opt. Call A- 6,045,282
2,350 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/42
3/28 at 100.00 A+ 2,849,164
600 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities and Services Project, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 A 705,384
2,900 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57
12/27 at 100.00 A+ 3,488,236
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
1,000 4.000%, 9/02/28 No Opt. Call N/R 1,096,860
700 5.000%, 9/02/40 9/30 at 100.00 N/R 862,036

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California,
Irvine East Campus Apartments, Phase IV-A CHF-Irvine,
LLC, Series 2017:
$ 4,000 5.000%, 5/15/47 5/27 at 100.00 Baa1 $ 4,678,360
2,750 5.000%, 5/15/50 5/27 at 100.00 Baa1 3,211,752
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
150 5.750%, 7/01/30 (8),(9) 1/22 at 100.00 N/R 123,992
966 5.750%, 7/01/35 (8),(9) 1/22 at 100.00 N/R 796,558
365 5.500%, 7/01/39 (8),(9) 1/22 at 100.00 N/R 300,588
Chaffey Community College District, San Bernardino
County, California, General Obligation Bonds, Election
2018 Series 2019A:
3,390 3.000%, 6/01/37 6/28 at 100.00 AA 3,707,067
3,705 3.000%, 6/01/38 6/28 at 100.00 AA 4,022,333
3,975 3.000%, 6/01/39 6/28 at 100.00 AA 4,291,251
College of the Sequoias Community College District, King
and Tulare Counties, California, General Obligation Bonds,
College of the Sequoias Tulare Area Improvement District
3, Election of 2008, Series 2021E:
1,340 4.000%, 8/01/46, (UB) (4) 8/29 at 100.00 Aa3 1,558,286
4,410 3.000%, 8/01/51, (UB) (4) 8/29 at 100.00 Aa3 4,667,676
10,275 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 10,686,925
1,610 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%,
9/01/46, 144A
9/31 at 100.00 N/R 1,585,609
14,350 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2,
4.000%, 9/01/56, 144A
9/31 at 100.00 N/R 15,065,204
11,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-1, 3.100%, 7/01/45,
144A
7/31 at 100.00 N/R 10,520,620
Downey Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2014 Series
2021C:
5,720 3.000%, 8/01/46, (UB) (4) 8/31 at 100.00 AA- 6,159,753
6,240 3.000%, 8/01/47, (UB) (4) 8/31 at 100.00 AA- 6,717,797
El Monte Union High School District, Los Angeles County,
California, General Obligation Bonds, Election 2018 Capital
Appreciation Series 2021E:
3,085 0.000%, 6/01/43 6/30 at 73.43 AAA 1,859,977
3,100 0.000%, 6/01/44 6/30 at 71.61 AAA 1,816,569
3,170 0.000%, 6/01/45 6/30 at 69.61 AAA 1,795,710
2,465 0.000%, 6/01/46 6/30 at 67.73 AAA 1,357,525
6,170 Elk Grove Finance Authority, California, Special Tax Revenue Bonds,
Refunding Series 2016, 5.000%, 9/01/46
9/26 at 100.00 N/R 7,063,478
5,500 Escondido Union School District, San Diego County, California, General
Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47
8/27 at 100.00 AAA 6,250,860
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Senior Lien Series
2015A:
1,695 0.010%, 1/15/33 No Opt. Call A- 1,380,289
10,000 0.010%, 1/15/35 - AGM Insured No Opt. Call AA 7,645,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 10,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (4)
1/31 at 100.00 A- $ 11,681,800
15,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 A- 17,522,700
10,000 Gilroy Unified School District, Santa Clara County, California, General
Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%,
8/01/48
8/27 at 100.00 Aa3 11,503,800
Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016
Taxable Refunding Series 2020B:
2,440 0.000%, 8/01/40 2/30 at 73.53 Aa2 1,463,951
2,465 0.000%, 8/01/41 2/30 at 71.08 Aa2 1,422,946
2,650 0.000%, 8/01/42 2/30 at 68.75 Aa2 1,472,472
1,705 0.000%, 8/01/43 2/30 at 66.54 Aa2 914,767
1,550 0.000%, 8/01/44 2/30 at 64.38 Aa2 802,032
1,250 0.000%, 2/01/45 2/30 at 63.32 Aa2 633,588
71,525 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 14,061,815
Golden State Tobacco Securitization Corporation,
California, Tobacco Settlement Asset-Backed Bonds, Series
2018A-1:
6,000 5.000%, 6/01/33, (Pre-refunded 6/01/28) 6/28 at 100.00 BBB (6) 7,567,800
1,150 5.250%, 6/01/47, (Pre-refunded 6/01/22) 6/22 at 100.00 N/R (6) 1,173,862
8,880 Grossmont Union High School District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2021K, 0.000%,
8/01/44
8/31 at 69.75 N/R 4,845,727
9,000 Irvine Ranch Water District, California, General Obligation Bonds, Series
2016, 5.250%, 2/01/41
8/26 at 100.00 AAA 10,786,590
1,980 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call AA 1,964,041
2,750 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-1
Improvement Area 1 Mountain House School Facilities, Series 2017,
5.000%, 9/01/42
9/27 at 100.00 N/R 3,206,995
9,035 Lammersville Schools Finance Authority, California, Lease Revenue
Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 -
BAM Insured
10/27 at 100.00 AA 9,419,891
7,000 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2020, 3.000%, 8/01/43
8/27 at 100.00 Aa2 7,461,650
15,000 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46, (UB)
(4)
8/30 at 100.00 Aa2 16,018,950
Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016,
Series 2019B:
3,000 3.000%, 8/01/42 8/29 at 100.00 Aa2 3,210,090
21,500 3.000%, 8/01/48 8/29 at 100.00 Aa2 22,813,005
Long Beach, California, Harbor Revenue Bonds, Series
2017:
1,600 5.000%, 5/15/36, (AMT) 5/27 at 100.00 AA 1,925,600
1,400 5.000%, 5/15/37, (AMT) 5/27 at 100.00 AA 1,684,088
1,410 5.000%, 5/15/40, (AMT) 5/27 at 100.00 AA 1,692,860

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Long Beach, California, Harbor Revenue Bonds, Series
2019A:
$ 7,500 5.000%, 5/15/44 5/29 at 100.00 Aa2 $ 9,424,350
7,500 5.000%, 5/15/49 5/29 at 100.00 Aa2 9,415,275
Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green
Senior Lien Series 2019A:
9,330 5.000%, 7/01/39 7/28 at 100.00 AAA 11,693,476
10,340 5.000%, 7/01/44 7/28 at 100.00 AAA 12,874,127
Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Green Series 2021F:
1,445 4.000%, 12/01/39 12/31 at 100.00 N/R 1,765,299
1,245 4.000%, 12/01/40 12/31 at 100.00 N/R 1,509,276
1,245 4.000%, 12/01/41 12/31 at 100.00 N/R 1,505,516
6,870 4.000%, 12/01/46 12/31 at 100.00 N/R 8,202,231
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/36
11/29 at 100.00 Aa2 7,755,000
15,265 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 Aa3 18,424,092
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/48, (AMT)
5/29 at 100.00 Aa3 12,241,600
4,315 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 4.000%,
5/15/51, (AMT), (UB) (4)
11/31 at 100.00 N/R 5,079,963
6,400 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Refunding Series 2019D, 5.000%, 7/01/49
7/29 at 100.00 Aa2 8,056,192
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2018D:
7,500 5.000%, 7/01/43 7/28 at 100.00 Aa2 9,289,050
6,000 5.000%, 7/01/48 7/28 at 100.00 Aa2 7,410,180
12,555 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.250%, 7/01/49
1/29 at 100.00 Aa2 15,853,826
6,250 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021C, 5.000%, 7/01/51
7/31 at 100.00 N/R 8,133,875
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A:
2,300 5.000%, 7/01/34 1/27 at 100.00 AA+ 2,779,803
2,500 5.000%, 7/01/35 1/27 at 100.00 AA+ 3,018,800
7,500 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 AA+ 9,151,200
Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2008 Series
2018B-1:
8,945 5.000%, 7/01/34 - BAM Insured 1/28 at 100.00 AA 11,052,621
7,475 5.000%, 7/01/38 1/28 at 100.00 AA+ 9,171,152
15,150 5.250%, 7/01/42 1/28 at 100.00 AA+ 18,697,827
Los Angeles, California, Wastewater System Revenue
Bonds, Green Subordinate Series 2018A:
9,320 5.000%, 6/01/43 6/28 at 100.00 AA 11,489,696
16,990 5.000%, 6/01/48 6/28 at 100.00 AA 20,827,871
2,500 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Subordinate Lien Series 2017B, 5.000%, 6/01/35
6/27 at 100.00 AA 3,050,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 500 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31
1/22 at 100.00 A $ 502,190
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
6/22 at 100.00 AA- 1,022,370
1,160 Merced Union High School District, Merced County, California, General
Obligation Bonds, Election 2008 Series 2021F, 0.000%, 8/01/44
8/28 at 66.35 N/R 655,388
Modesto Elementary School District, Stanislaus County,
California, General Obligation Bonds, Election 2018 -
Measure D Series 2021B:
3,700 3.000%, 8/01/46, (UB) (4) 2/30 at 100.00 Aa3 3,940,722
2,300 3.000%, 8/01/50, (UB) (4) 2/30 at 100.00 Aa3 2,434,113
2,565 Morongo Band of Mission Indians, California, Enterprise Revenue Bonds,
Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 BBB- 3,026,700
5,670 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2021E,
0.000%, 8/01/45, (UB) (4)
8/31 at 71.51 Aa1 3,228,668
M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A:
2,800 7.000%, 11/01/34 No Opt. Call A 4,280,388
2,500 6.500%, 11/01/39 No Opt. Call A 4,011,075
7,750 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2014 Series 2021E,
3.000%, 8/01/50, (UB) (4)
8/31 at 100.00 Aa3 8,256,695
15,000 Oak Grove School District, Santa Clara County, California, General
Obligation Bonds, Election of 2008, Series 2021G-2, 0.010%, 6/01/46 -
BAM Insured
8/28 at 63.20 AA 7,574,550
30,945 Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 -
AGM Insured
8/27 at 100.00 AA 32,945,285
6,195 Oceanside Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Capital Appreciation, Series 2020,
0.010%, 8/01/43 - AGM Insured
8/28 at 66.68 AA 3,569,683
5,975 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Series 1993,
5.800%, 8/01/23 - NPFG Insured, (ETM)
1/22 at 100.00 N/R (6) 6,320,176
Orange County, California, Special Tax Bonds, Community
Facilities District 2016-1 Esencia Village, Series 2016A:
1,250 5.000%, 8/15/41 8/26 at 100.00 N/R 1,433,688
2,000 5.000%, 8/15/46 8/26 at 100.00 N/R 2,281,240
Palm Desert Redevelopment Agency, California, Successor
Agency Redevelopment Project Area, Series 2017A:
500 5.000%, 10/01/28 - BAM Insured 4/27 at 100.00 AA 601,825
500 5.000%, 10/01/30 - BAM Insured 4/27 at 100.00 AA 600,120
2,000 Perris Union High School District, Riverside County, California, General
Obligation Bonds, 2012 Election, Series 2021C, 3.000%, 9/01/45, (UB)
(4)
9/29 at 100.00 Aa3 2,111,780
5,325 Placentia-Yorba Linda Unified School District, Orange County, California,
General Obligation Bonds, Series 2011D, 0.000%, 8/01/41
No Opt. Call Aa2 3,560,721
2,000 Pomona Unified School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election, Series 2021F, 3.000%, 8/01/48 - BAM
Insured, (UB) (4)
8/31 at 100.00 AA 2,165,700
3,775 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Election 2008 Series 2009A, 0.000%, 8/01/23
No Opt. Call Aa2 3,749,934

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2011B:
$ 11,810 0.000%, 8/01/38 No Opt. Call Aa2 $ 8,465,526
10,650 0.000%, 8/01/40 No Opt. Call Aa2 7,202,489
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call Aa2 3,600,190
15,000 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, Series 2011A, 0.000%, 8/01/41 - AGM Insured (7)
8/36 at 100.00 AA 20,589,750
1,895 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB) (4)
6/31 at 100.00 N/R 2,216,335
5,775 Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A,
5.000%, 8/01/39
8/28 at 100.00 AA- 7,185,255
1,735 Rocklin, Placer County, California, Special Tax Bonds, Community
Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 1,939,504
675 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46
9/26 at 100.00 N/R 779,922
Sacramento County, California, Airport System Revenue
Bonds, Refunding Senior Series 2018C:
4,305 5.000%, 7/01/37, (AMT) 7/28 at 100.00 A 5,258,902
6,000 5.000%, 7/01/38, (AMT) 7/28 at 100.00 A 7,328,040
5,000 5.000%, 7/01/39, (AMT) 7/28 at 100.00 A 6,101,150
805 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/22 at 100.00 N/R 810,555
6,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Refunding Subordinate Series 2019A, 4.000%, 7/01/38
7/29 at 100.00 A+ 7,031,820
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
8,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 A+ 9,555,040
3,615 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A+ 4,293,752
2,500 5.000%, 7/01/47 7/27 at 100.00 A+ 3,006,000
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B:
7,000 4.000%, 7/01/51, (AMT) 7/31 at 100.00 N/R 8,119,860
9,250 4.000%, 7/01/56, (AMT) 7/31 at 100.00 N/R 10,652,485
6,895 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47
8/28 at 100.00 Aa3 8,609,649
San Diego Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2017A:
1,815 5.000%, 9/01/36 9/26 at 100.00 AA 2,142,263
6,160 5.000%, 9/01/40 9/26 at 100.00 AA 7,245,823
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2012
Election Series 2020M-2, 3.000%, 7/01/50, (UB) (4)
7/30 at 100.00 AAA 10,642,500
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Series 2010C:
7,150 0.000%, 7/01/39 No Opt. Call Aa2 5,017,727
2,800 0.000%, 7/01/42 No Opt. Call Aa2 1,799,588
1,350 0.000%, 7/01/43 No Opt. Call Aa2 843,021

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2016B:
$ 5,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 A1 $ 5,810,600
12,300 5.000%, 5/01/46, (AMT) 5/26 at 100.00 A1 14,270,214
12,715 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47,
(AMT)
5/27 at 100.00 A+ 15,082,660
3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT)
5/28 at 100.00 A1 3,638,730
8,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44,
(AMT)
5/29 at 100.00 A1 9,847,680
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019E:
2,515 5.000%, 5/01/45, (AMT) 5/29 at 100.00 A1 3,089,577
14,470 5.000%, 5/01/50, (AMT) 5/29 at 100.00 A1 17,714,608
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB+ 15,279,971
9,745 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A, 5.000%, 1/15/44, (Pre-refunded 1/15/25)
1/25 at 100.00 A- (6) 11,113,295
2,000 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
5.000%, 3/01/22, (AMT), (ETM)
No Opt. Call A2 (6) 2,015,060
5,040 San Mateo County Joint Powers Financing Authority, California, Lease
Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1,
2.500%, 6/15/55, (UB) (4)
6/31 at 100.00 AA+ 4,972,817
5,350 San Rafael Elementary School District, Marin County, California, General
Obligation Bonds, Series 2005C, 0.000%, 8/01/30 - NPFG Insured
No Opt. Call AA 4,650,755
5,325 Sunnyvale Financing Authority, California, Lease Revenue Bonds, Civic
Center Project, Green Series 2020, 2.500%, 4/01/52, (UB) (4)
4/30 at 100.00 AA+ 5,360,678
275 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47,
144A
9/27 at 100.00 N/R 307,329
5,000 Temecula Valley Unified School District, 3.000%, 8/01/47, (UB) (4) 8/29 at 100.00 Aa1 5,345,250
9,000 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021A  Class 1, 4.000%,
6/01/49
12/30 at 100.00 BBB+ 10,477,350
20,385 University of California, General Revenue Bonds, Limited Project Series
2021Q, 3.000%, 5/15/51, (UB) (4)
5/31 at 100.00 AA- 21,883,909
1,360 University of California, General Revenue Bonds, Taxable Series 2021BI,
1.372%, 5/15/28
No Opt. Call AA 1,324,069
3,500 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB 4,143,825
9,970 Vallejo City Unified School District, Solano County, California, General
Obligation Bonds, Election of 2018, Series 2021, 3.000%, 8/01/50 -
BAM Insured
8/31 at 100.00 N/R 10,595,318
5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
8/26 at 100.00 AA 6,079,450

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,520 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/46
- AGM Insured, (UB) (4)
8/31 at 100.00 AAA $ 3,771,680
Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1:
2,485 0.000%, 8/01/26 No Opt. Call AA 2,386,048
1,405 0.000%, 8/01/28 No Opt. Call AA 1,296,604
2,920 0.000%, 8/01/29 No Opt. Call AA 2,630,657
William S. Hart Union High School District, Los Angeles
County, California, Special Tax Bonds, Community Facilities
District 2015-1, Series 2017:
1,425 5.000%, 9/01/42 9/26 at 100.00 N/R 1,621,764
1,205 5.000%, 9/01/47 9/26 at 100.00 N/R 1,364,277
7,505 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2007A, 0.000%, 8/01/30 - NPFG Insured
No Opt. Call Aa2 6,524,097
11,250 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (7)
No Opt. Call Aa2 11,751,075
1,496,533 Total California 1,570,670,171
Colorado - 4.8%
2,500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R 2,669,650
880 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 962,359
17,840 Auroroa, Colorado, Water Revenue Bonds, Refunding First Lien Green
Series 2016, 5.000%, 8/01/41, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ (6) 21,412,638
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
500 4.000%, 12/01/29 9/24 at 103.00 N/R 530,170
1,310 5.000%, 12/01/39 9/24 at 103.00 N/R 1,401,359
1,350 5.000%, 12/01/48 9/24 at 103.00 N/R 1,434,443
575 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 N/R 485,680
500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R 537,600
750 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 804,240
500 Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado,
Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39
1/22 at 100.00 N/R 500,605
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
7,000 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R 7,366,940
9,000 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 9,415,980
1,890 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47
12/22 at 103.00 N/R 1,965,865
1,450 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/26
6/23 at 100.00 A+ 1,535,057

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
1/22 at 100.00 BB+ $ 2,071,587
3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second
Campus Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+ 3,279,491
15,915 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 3.000%, 11/15/51, (UB)
(4)
11/31 at 100.00 AA 16,922,420
6,570 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018B, 5.000%,
11/15/48, (Mandatory Put 11/20/2025)
No Opt. Call AA 7,700,106
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
1/24 at 102.00 N/R 1,496,502
18,055 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 20,744,834
4,775 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+ 5,867,425
12,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2012A, 5.000%,
12/01/33, (Pre-refunded 12/01/22)
12/22 at 100.00 A- (6) 12,526,320
725 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (6) 778,969
6,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 N/R (6) 7,104,840
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 Baa1 3,273,750
1,750 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 1,880,060
8,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/38
3/28 at 100.00 Aa2 9,778,720
1,000 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39,
(Pre-refunded 12/01/22)
12/22 at 100.00 N/R (6) 1,057,310
786 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
4.000%, 12/01/29
12/24 at 103.00 N/R 819,633
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R 544,205
5,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 A+ 5,421,550
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
4,000 5.000%, 12/01/26, (AMT) No Opt. Call A+ 4,784,240
10,510 5.000%, 12/01/34, (AMT) 12/28 at 100.00 A+ 12,940,437
13,390 5.000%, 12/01/35, (AMT) 12/28 at 100.00 A+ 16,488,848
19,500 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA- 22,562,670
15,750 Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A, 4.000%, 8/01/51
8/31 at 100.00 AA- 18,709,425

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
$ 2,250 5.000%, 12/01/26 No Opt. Call Baa2 $ 2,672,078
3,130 5.000%, 12/01/30 12/26 at 100.00 Baa2 3,645,855
3,310 5.000%, 12/01/31 12/26 at 100.00 Baa2 3,846,021
5,005 5.000%, 12/01/33 12/26 at 100.00 Baa2 5,797,542
565 5.000%, 12/01/34 12/26 at 100.00 Baa2 653,083
DIATC Metropolitan District, Commerce City, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2019:
505 5.000%, 12/01/39, 144A 9/24 at 103.00 N/R 545,163
500 5.000%, 12/01/49, 144A 9/24 at 103.00 N/R 536,790
11,555 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.010%, 9/01/24 - NPFG Insured
No Opt. Call A 11,366,191
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
20 0.000%, 9/01/29 - NPFG Insured No Opt. Call A 17,903
395 0.010%, 9/01/30 - NPFG Insured No Opt. Call A 344,499
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call A 16,609
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 20,277
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call A 9,278,007
1,160 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2015, 5.000%, 12/15/28
12/25 at 100.00 Aa3 1,346,400
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
1,555 5.250%, 12/01/24 No Opt. Call N/R 1,641,473
1,365 6.000%, 12/01/38 12/24 at 100.00 N/R 1,409,267
Fossil Ridge Metropolitan District 3, Lakewood, Jefferson
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020:
1,000 2.250%, 12/01/38 - BAM Insured 12/30 at 100.00 AA 1,007,340
750 2.375%, 12/01/39 - BAM Insured 12/30 at 100.00 AA 761,475
Fourth Street Crossing Business Improvement District,
Silverthorne, Summit County, Colorado, Special Revenue
and Tax Supported Bonds,  Senior Series 2019A:
3,000 4.625%, 12/01/29, 144A 6/24 at 103.00 N/R 3,219,300
3,160 5.125%, 12/01/38, 144A 6/24 at 103.00 N/R 3,393,777
2,240 5.375%, 12/01/49, 144A 6/24 at 103.00 N/R 2,405,357
Grand Junction, Colorado, General Fund Revenue Bonds,
Improvement Series 2020B:
3,300 4.000%, 3/01/45 3/30 at 100.00 AA 3,888,885
1,975 4.000%, 3/01/49 3/30 at 100.00 AA 2,318,709
845 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.875%, 12/01/50
9/25 at 103.00 N/R 930,987
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R 2,171,300
3,858 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R 4,160,969
1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R 1,847,463

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 9,110 Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds,
Series 2016A, 5.375%, 12/01/46
1/22 at 103.00 N/R $ 9,396,145
Lakes at Centerra Metropolitan District 2, Loveland,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
1,695 5.125%, 12/01/37 12/23 at 103.00 N/R 1,806,277
1,945 5.250%, 12/01/47 12/23 at 103.00 N/R 2,066,757
2,145 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 5.000%, 12/01/45
12/25 at 100.00 Aa2 2,472,799
1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 1,574,385
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
4,950 5.000%, 12/01/39 12/24 at 103.00 N/R 5,402,925
15,845 5.000%, 12/01/49 12/24 at 103.00 N/R 17,161,403
620 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 A 699,372
3,500 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/46 - AGM
Insured
12/29 at 100.00 AA 4,116,245
830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 903,023
6,300 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A
12/22 at 100.00 N/R 6,417,432
4,250 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R 4,616,818
2,535 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R 2,702,589
2,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
12/22 at 103.00 N/R 2,645,200
Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008:
2,170 6.250%, 11/15/28 No Opt. Call AA- 2,707,878
13,580 6.500%, 11/15/38 No Opt. Call AA- 21,142,702
1,300 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 1,472,302
1,175 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%,
12/01/40
12/25 at 103.00 N/R 1,281,302
Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special
Revenue Bonds, Series 2021:
1,000 4.000%, 12/01/41 10/26 at 102.00 N/R 1,030,720
775 4.000%, 12/01/51 10/26 at 102.00 N/R 793,375

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
$ 1,750 4.000%, 7/15/35 1/31 at 100.00 A- $ 2,097,148
1,350 3.000%, 7/15/37 1/31 at 100.00 A- 1,440,814
1,000 4.000%, 7/15/39 No Opt. Call A- 1,305,770
1,000 4.000%, 7/15/40 No Opt. Call A- 1,316,280
500 Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A
9/25 at 103.00 N/R 545,340
2,380 South Sloan?s Lake Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2019,
4.000%, 12/01/44 - AGM Insured
12/29 at 100.00 AA 2,750,947
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series 2019A:
555 4.000%, 12/01/29 12/24 at 103.00 N/R 600,260
500 5.000%, 12/01/38 12/24 at 103.00 N/R 545,820
575 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3 681,760
1,310 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%,
12/01/49
9/24 at 103.00 N/R 1,406,036
Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Series 2019A:
1,860 4.375%, 12/01/30 9/24 at 103.00 N/R 1,987,131
2,070 5.000%, 12/01/39 9/24 at 103.00 N/R 2,228,976
3,640 5.000%, 12/01/49 9/24 at 103.00 N/R 3,895,200
5,356 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA 5,784,908
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R 538,050
2,000 5.375%, 12/01/39 12/23 at 103.00 N/R 2,153,760
5,000 5.500%, 12/01/48 12/23 at 103.00 N/R 5,374,650
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R 3,805,165
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 2,898,558
3,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R 3,004,710
383,285 Total Colorado 431,789,580
Connecticut - 0.5%
3,065 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut State University System, Series 2019Q-2, 5.000%, 11/01/30
11/29 at 100.00 Aa3 3,938,188
860 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/53, 144A
9/26 at 100.00 BB 947,195
4,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A, 3.000%, 7/01/39 - AGM Insured
7/29 at 100.00 AA 4,784,220

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 11,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
6/26 at 100.00 AA- $ 12,886,720
4,000 Connecticut State Health & Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Obligated Group, Series 2021A, 4.000%,
7/01/51, (UB) (4)
7/31 at 100.00 N/R 4,673,600
1,675 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/35
8/25 at 100.00 AA- 1,926,836
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A:
2,500 4.000%, 5/01/36 5/30 at 100.00 AA- 3,001,250
2,550 4.000%, 5/01/39 5/30 at 100.00 AA- 3,043,833
6,500 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series
2017, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 7,431,710
36,650 Total Connecticut 42,633,552
Delaware - 0.2%
2,000 Delaware Economic Development Authority, Revenue Bonds, ASPIRA
of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BB 2,160,520
Delaware Health Facilities Authroity, Revenue Bonds,
Beebe Medical Center Project, Series 2018:
1,905 4.375%, 6/01/48 12/28 at 100.00 BBB 2,180,615
8,300 5.000%, 6/01/48 12/28 at 100.00 BBB 9,920,990
600 Kent County, Delaware, Student Housing & Dining Facility Revenue
Bonds, Collegiate Housing Foundation - Dover LLC Delaware State
University Project, Series 2018A, 5.000%, 7/01/58
1/28 at 100.00 BB- 666,054
12,805 Total Delaware 14,928,179
District of Columbia - 0.8%
District of Columbia Water and Sewer Authority, Public
Utility Revenue Bonds, Subordinate Lien Green Series
2019A:
440 5.000%, 10/01/38 10/29 at 100.00 AA+ 564,040
1,100 5.000%, 10/01/39 10/29 at 100.00 AA+ 1,407,659
1,355 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Subordinate Lien Series 2019B, 5.000%, 10/01/37
10/29 at 100.00 AA+ 1,737,381
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien
Series 2019B:
480 4.000%, 10/01/35 10/29 at 100.00 A- 556,647
1,635 4.000%, 10/01/38 10/29 at 100.00 A- 1,885,024
8,100 4.000%, 10/01/49, (UB) (4) 10/29 at 100.00 A- 9,178,272
5,000 3.000%, 10/01/50 - AGM Insured 10/29 at 100.00 AA 5,247,700
10,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53
4/22 at 100.00 A- 10,117,600
3,745 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009B, 0.000%, 10/01/31
No Opt. Call AA 3,138,348
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
8,470 5.000%, 10/01/33, (AMT) 10/28 at 100.00 Aa3 10,451,895
3,000 5.000%, 10/01/34, (AMT) 10/28 at 100.00 Aa3 3,696,150
3,000 5.000%, 10/01/35, (AMT) 10/28 at 100.00 Aa3 3,691,890

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 3,500 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/34, (AMT)
10/29 at 100.00 Aa3 $ 4,400,025
6,500 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 4.000%, 10/01/51, (AMT),
(UB) (4)
10/31 at 100.00 Aa3 7,607,990
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021B:
765 4.000%, 10/01/33 10/30 at 100.00 AA 920,012
1,145 4.000%, 10/01/34 10/30 at 100.00 AA 1,375,271
1,175 4.000%, 10/01/35 10/30 at 100.00 AA 1,409,225
1,260 4.000%, 10/01/36 10/30 at 100.00 AA 1,508,497
1,120 4.000%, 10/01/37 10/30 at 100.00 AA 1,337,896
1,145 4.000%, 10/01/39 10/30 at 100.00 AA 1,361,645
62,935 Total District of Columbia 71,593,167
Florida - 8.2%
24,445 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A 27,955,058
Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A:
300 5.000%, 11/15/23 No Opt. Call BBB 322,854
2,300 5.000%, 11/15/28 11/23 at 100.00 BBB 2,450,006
415 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
1/22 at 100.00 N/R 415,432
5,530 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
4.000%, 10/01/49, (AMT)
10/29 at 100.00 A1 6,334,117
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019A:
4,345 5.000%, 9/01/44 9/29 at 100.00 A1 5,419,736
9,735 5.000%, 9/01/49 9/29 at 100.00 A1 12,075,391
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019B:
2,250 4.000%, 9/01/37, (AMT), (UB) (4) 9/29 at 100.00 A1 2,577,398
9,870 4.000%, 9/01/39, (AMT), (UB) (4) 9/29 at 100.00 A1 11,268,875
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
1,085 5.000%, 12/15/35, 144A 7/26 at 100.00 N/R 1,182,509
245 5.000%, 12/15/40, 144A 7/26 at 100.00 N/R 265,178
8,450 5.000%, 12/15/50, 144A 7/26 at 100.00 N/R 9,060,851
2,845 5.000%, 12/15/55, 144A 7/26 at 100.00 N/R 3,044,463
Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A:
1,500 4.750%, 7/01/40 7/25 at 100.00 CCC+ 1,337,745
1,380 5.000%, 7/01/50 7/25 at 100.00 CCC+ 1,224,433
15,660 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(8),(9)
6/28 at 100.00 N/R 7,203,600
Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A:
485 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 517,330
565 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 616,624
610 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 659,056
7,060 Central Florida Expressway Authority, Revenue Bonds, Refunding Senior
Lien Series 2016B, 4.000%, 7/01/39
7/26 at 100.00 A+ 7,877,619

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Central Florida Expressway Authority, Revenue Bonds,
Refunding Senior Lien Series 2021:
$ 375 4.000%, 7/01/37 - AGM Insured 7/31 at 100.00 AA $ 457,819
1,000 4.000%, 7/01/38 - AGM Insured 7/31 at 100.00 AA 1,216,570
1,015 4.000%, 7/01/39 - AGM Insured 7/31 at 100.00 AA 1,230,220
6,130 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R 6,780,270
1,125 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012, 5.000%,
5/01/26
No Opt. Call A 1,252,721
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R 1,095,680
5,000 County of Lee FL Airport Revenue, 4.000%, 10/01/51, (AMT), (UB) (4) 10/31 at 100.00 A2 5,813,950
10,000 County of Miami-Dade FL Water & Sewer System Revenue, 4.000%,
10/01/51, (UB) (4)
10/31 at 100.00 A+ 11,869,500
Escambia County Health Facilities Authority, Florida,
Health Care Facilities Revenue Bonds, Baptist Health Care
Corporation Obligated, Series 2020A:
3,145 4.000%, 8/15/45 2/30 at 100.00 BBB+ 3,535,483
2,235 4.000%, 8/15/45 - AGM Insured, (UB) (4) 2/30 at 100.00 AA 2,618,839
17,750 4.000%, 8/15/50 2/30 at 100.00 BBB+ 19,863,493
2,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project, Series
2017C, 5.750%, 7/01/47, 144A
7/27 at 101.00 N/R 2,250,240
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A:
1,070 5.000%, 6/15/50, 144A 6/27 at 100.00 BBB 1,224,326
1,700 5.000%, 6/15/55, 144A 6/27 at 100.00 BBB 1,939,360
1,570 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.125%, 6/15/46, 144A
6/25 at 100.00 N/R 1,770,677
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2012A:
110 5.500%, 6/15/22, 144A No Opt. Call N/R 112,002
500 6.000%, 6/15/32, 144A 6/22 at 100.00 N/R 508,850
1,100 6.125%, 6/15/43, 144A 6/22 at 100.00 N/R 1,118,579
2,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2013A, 8.500%, 6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R (6) 2,230,960
1,500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A, 6.125%, 6/15/44
6/24 at 100.00 N/R 1,632,000
315 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/50, 144A
9/27 at 100.00 N/R 347,927
83,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 90,647,226

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project , Series 2019A:
$ 18,200 6.250%, 1/01/49, (AMT), (Mandatory Put 1/1/2024), 144A 1/22 at 102.00 N/R $ 18,567,276
37,800 6.375%, 1/01/49, (AMT), (Mandatory Put 1/1/2026), 144A 1/22 at 103.00 N/R 38,707,578
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/1/2029), 144A 1/22 at 103.00 N/R 2,045,140
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series
2018A-1:
450 4.500%, 6/01/33, 144A 6/28 at 100.00 N/R 520,065
1,450 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R 1,677,345
6,800 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Nova Southeastern University Project, Refunding Series 2012A, 5.000%,
4/01/27, (Pre-refunded 4/01/22)
4/22 at 100.00 A- (6) 6,879,288
11,185 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48,
(UB) (4)
12/30 at 100.00 A2 11,846,705
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Rollins College Project, Series 2012A:
1,210 5.000%, 12/01/30, (Pre-refunded 12/01/22) 12/22 at 100.00 A2 (6) 1,262,780
1,000 5.000%, 12/01/31, (Pre-refunded 12/01/22) 12/22 at 100.00 A2 (6) 1,043,620
3,000 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 A2 (6) 3,130,860
33,860 Florida State Board of Governors, Dormitory Revenue Bonds, University
of Florida, Series 2021A, 3.000%, 7/01/51 - BAM Insured
7/31 at 100.00 N/R 35,871,961
840 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R 892,895
3,130 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44,
(AMT)
10/24 at 100.00 Aa3 3,476,898
Hillsborough County Industrial Development Authority,
Florida, Hospital Revenue Bonds, Florida Health Sciences
Center Inc D/B/A Tampa General Hospital, Series 2020A:
2,000 4.000%, 8/01/45 2/31 at 100.00 A 2,340,800
4,985 4.000%, 8/01/50 2/31 at 100.00 A 5,760,467
10,000 3.500%, 8/01/55, (UB) (4) 2/31 at 100.00 A 10,833,000
16,780 4.000%, 8/01/55 2/31 at 100.00 A 19,238,102
6,500 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/45
11/29 at 100.00 A 7,435,805
Jacksonville, Florida, Special Revenue Bonds, Refunding
Series 2017A:
6,285 5.250%, 10/01/42 10/27 at 100.00 AA 7,807,855
3,930 5.250%, 10/01/47 10/27 at 100.00 AA 4,864,004
JEA, Florida, Water and Sewer System Revenue Bonds,
Series 2021A:
870 4.000%, 10/01/39 10/31 at 100.00 AA+ 1,065,115
4,285 3.000%, 10/01/40 10/31 at 100.00 AA+ 4,739,724
2,885 3.000%, 10/01/41 10/31 at 100.00 AA+ 3,183,107
515 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.250%, 6/15/27
1/22 at 100.00 BB- 516,020
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2012A:
875 5.500%, 6/15/32 6/22 at 100.00 BB- 885,325
1,375 5.750%, 6/15/42 6/22 at 100.00 BB- 1,389,836

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 6,875 Martin County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Martin Memorial Medical Center, Series 2015, 5.000%,
11/15/45, (Pre-refunded 11/15/24)
11/24 at 100.00 N/R (6) $ 7,771,500
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Series 2021B:
3,850 4.000%, 11/15/46 11/31 at 100.00 A- 4,506,464
14,225 3.000%, 11/15/51 11/31 at 100.00 A- 14,843,645
5,210 4.000%, 11/15/51 11/31 at 100.00 A- 6,042,610
6,340 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
2/24 at 100.00 AA 6,870,214
7,405 Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series
2017, 5.000%, 9/01/47
9/22 at 100.00 AA- 7,610,859
4,445 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51, (UB) (4)
8/31 at 100.00 N/R 5,216,296
860 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/36
8/27 at 100.00 A+ 1,032,834
12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 A 13,948,397
Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2020A:
2,250 4.000%, 10/01/38 10/30 at 100.00 A 2,672,932
1,750 4.000%, 10/01/40 10/30 at 100.00 A 2,071,440
Miami-Dade County, Florida, General Obligation Bonds,
Public Health Trust Program Series 2018A:
6,990 5.000%, 7/01/46 7/29 at 100.00 AA 8,763,083
7,575 5.000%, 7/01/47 7/29 at 100.00 AA 9,488,218
6,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB) (4)
10/31 at 100.00 N/R 7,078,920
13,700 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-2, 3.000%, 10/01/50 - AGM Insured
10/31 at 100.00 N/R 14,709,005
Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1:
4,000 4.000%, 10/01/46, (AMT), (UB) (4) 10/31 at 100.00 N/R 4,655,200
5,375 4.000%, 10/01/50, (AMT), (UB) (4) 10/31 at 100.00 N/R 6,230,539
6,000 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42
No Opt. Call N/R 3,440,760
22,160 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/22)
10/22 at 100.00 AA- (6) 22,955,544
13,500 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/51
4/31 at 100.00 AA- 14,492,520
7,750 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/51, (UB) (4)
4/31 at 100.00 AA- 8,319,780
7,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health, Inc., Series 2019A, 5.000%, 10/01/47
4/29 at 100.00 A+ 9,212,475
325 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 BBB+ 401,446
1,000 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56 WI/DD, Settling 3/03/22
6/27 at 103.00 N/R 1,042,330

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Pinellas County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, Drs. Kiran & Pallavi
Patel 2017 Foundation for Global Understanding, Inc.,
Project, Series 2019:
$ 560 5.000%, 7/01/29 No Opt. Call N/R $ 632,940
180 5.000%, 7/01/39 7/29 at 100.00 N/R 209,101
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
1,770 4.000%, 9/01/51 9/27 at 103.00 N/R 1,954,363
3,030 4.000%, 9/01/56 9/27 at 103.00 N/R 3,328,607
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A- 6,096,066
1,002 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R 1,092,170
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy Pointe
At UCF Project, Series 2019A:
5,000 5.250%, 11/15/39 11/26 at 103.00 N/R 5,526,600
1,015 5.500%, 11/15/49 11/26 at 103.00 N/R 1,125,889
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
5,000 5.000%, 8/15/31 8/27 at 100.00 AA- 6,096,200
3,655 5.000%, 8/15/47 8/27 at 100.00 AA- 4,393,054
500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.000%, 7/01/29
1/24 at 100.00 A- 540,535
Tampa, Florida, Capital Improvement Cigarette Tax
Allocation Bonds, H. Lee Moffitt Cancer Center Project,
Series 2020A:
13,442 0.000%, 9/01/45 9/30 at 54.56 A+ 5,918,244
29,185 0.000%, 9/01/49 9/30 at 46.08 A+ 10,765,763
18,422 0.000%, 9/01/53 9/30 at 38.62 A+ 5,654,448
35 Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2012A, 5.000%, 11/15/33
5/22 at 100.00 Aa2 35,576
Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
Center and Research Institute, Series 2020B:
440 4.000%, 7/01/38 7/30 at 100.00 A2 516,331
445 4.000%, 7/01/45 7/30 at 100.00 A2 512,587
12,685 Tampa-Hillsborough County Expressway Authority, Florida, Revenue
Bonds, Refunding Series 2017B, 4.000%, 7/01/42
7/28 at 100.00 A+ 14,497,052
210 Tolomato Community Development District, Florida, Special Assessment
Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%,
5/01/40 (7)
5/22 at 100.00 N/R 209,836
170 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)
1/22 at 100.00 N/R 2
475 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)
1/22 at 100.00 N/R 5
435 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-1, 6.610%, 5/01/40
1/22 at 100.00 N/R 436,240
270 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)
1/22 at 100.00 N/R 213,940
290 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)
1/22 at 100.00 N/R 3

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 250 Venetian Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42
5/22 at 100.00 N/R $ 252,777
1,490 Venetian Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34
5/22 at 100.00 N/R 1,503,544
Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Embry-Riddle Aeronautical University,
Refunding Series 2017:
2,380 5.000%, 10/15/42 10/27 at 100.00 A+ 2,841,125
3,000 5.000%, 10/15/47 10/27 at 100.00 A+ 3,560,520
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A- 14,739,530
Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016:
470 5.125%, 5/01/36 5/28 at 100.00 N/R 522,072
930 5.500%, 5/01/46 5/28 at 100.00 N/R 1,044,492
717,036 Total Florida 734,903,161
Georgia - 0.9%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
2,500 6.750%, 1/01/35 1/28 at 100.00 N/R 1,820,850
1,000 7.000%, 1/01/40 1/28 at 100.00 N/R 717,840
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT)
7/29 at 100.00 Aa3 2,307,560
5,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 4.000%, 2/15/51
2/31 at 100.00 A 5,784,400
27,265 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB- 30,987,763
Georgia Municipal Electric Authority, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2019A:
1,250 5.000%, 1/01/35 7/28 at 100.00 A 1,529,187
700 5.000%, 1/01/36 7/28 at 100.00 A 855,568
770 Georgia Municipal Electric Authority, Senior Lien General Power Revenue
Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call A1 826,087
10,000 Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds,
Series 2021A, 3.000%, 7/15/49, (UB) (4)
7/31 at 100.00 AAA 10,913,100
Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A:
960 5.000%, 3/15/22 No Opt. Call A+ 968,573
1,000 5.500%, 9/15/28 No Opt. Call A+ 1,262,110
5,000 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2016A, 5.000%, 1/01/28
7/26 at 100.00 A2 5,896,800
Private Colleges and Universities Authority, Georgia,
Revenue Bonds, Emory University, Series 2020B:
1,000 4.000%, 9/01/38 9/30 at 100.00 AA 1,201,470
2,000 4.000%, 9/01/39 9/30 at 100.00 AA 2,396,460
2,000 4.000%, 9/01/40 9/30 at 100.00 AA 2,392,540

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 13,120 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 A+ (6) $ 14,476,083
75,565 Total Georgia 84,336,391
Guam - 0.1%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2021F. Forward Delivery:
885 5.000%, 1/01/30 No Opt. Call Ba1 1,103,985
885 5.000%, 1/01/31 No Opt. Call Ba1 1,128,428
2,065 4.000%, 1/01/36 1/31 at 100.00 Ba1 2,383,877
2,020 4.000%, 1/01/42 1/31 at 100.00 Ba1 2,281,913
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
835 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (6) 920,387
775 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 836,985
1,475 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 1,807,701
8,940 Total Guam 10,463,276
Hawaii - 0.1%
1,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA- 1,606,575
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43
7/23 at 100.00 BB 1,060,930
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 A+ 5,155,121
7,045 Total Hawaii 7,822,626
Idaho - 0.3%
Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016:
2,300 3.500%, 9/01/33 9/26 at 100.00 BB+ 2,399,015
205 5.000%, 9/01/37 9/26 at 100.00 BB+ 233,634
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2018A:
2,435 5.000%, 3/01/36 9/28 at 100.00 A- 3,006,787
2,250 5.000%, 3/01/37 9/28 at 100.00 A- 2,773,575
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2021A:
2,705 4.000%, 3/01/46 3/32 at 100.00 N/R 3,181,297
8,000 3.000%, 3/01/51 3/32 at 100.00 N/R 8,320,560
1,600 4.000%, 3/01/51 3/32 at 100.00 N/R 1,872,048
Idaho Housing and Finance Association, Grant and
Revenue Anticipation Bonds, Federal Highway Trust Funds,
Series 2021A:
1,290 4.000%, 7/15/38 7/31 at 100.00 A+ 1,555,211
1,000 4.000%, 7/15/39 7/31 at 100.00 A+ 1,198,180
2,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 12/01/38
12/26 at 100.00 BBB- 2,284,280
23,785 Total Idaho 26,824,587

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois - 6.8%
$ 1,330 Adams County School District 172, Quincy, Illinois, General Obligation
Bonds, School Series 2017, 5.000%, 2/01/36 - AGM Insured
2/27 at 100.00 AA $ 1,576,954
1,275 Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety
Series 1999, 8.250%, 1/01/22 - FGIC Insured
No Opt. Call Baa2 1,275,000
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 81,899,010
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
12/22 at 100.00 BB 645,919
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB 1,339,088
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B:
4,540 5.000%, 12/01/34 12/22 at 100.00 BB 4,696,448
3,000 4.000%, 12/01/35 12/22 at 100.00 BB 3,068,460
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB 2,367,040
35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 42,225,551
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A:
4,000 5.000%, 12/01/35 12/30 at 100.00 BB 5,013,520
2,000 5.000%, 12/01/41 12/30 at 100.00 BB 2,478,040
3,475 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Refunding Series 2007B, 5.250%, 12/01/35
No Opt. Call Aaa 5,102,516
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
1,250 5.000%, 12/01/45, (UB) (4) 12/29 at 100.00 A+ 1,548,513
2,220 4.000%, 12/01/50, (UB) (4) 12/29 at 100.00 A+ 2,557,706
1,815 5.000%, 12/01/55, (UB) (4) 12/29 at 100.00 A+ 2,217,422
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA 5,605,750
12,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49, (UB) (4)
12/24 at 100.00 AA 14,014,375
1,270 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28,
144A
1/23 at 100.00 N/R 1,301,953
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2020A:
2,390 4.000%, 1/01/35 1/30 at 100.00 A 2,836,452
5,000 4.000%, 1/01/36 1/30 at 100.00 A 5,919,100
3,000 4.000%, 1/01/38 1/30 at 100.00 A 3,538,380
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 A 3,541,089
900 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.000%, 1/01/35
1/24 at 100.00 BBB+ 975,879
8,805 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+ 10,733,735
920 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2003B, 5.500%, 1/01/33
1/25 at 100.00 BBB+ 1,045,985
13,760 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40
1/25 at 100.00 BBB+ 15,618,013
7,545 Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42
1/25 at 100.00 BBB+ 8,556,634

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
$ 2,260 5.000%, 1/01/24 No Opt. Call BBB+ $ 2,451,919
935 5.000%, 1/01/25 No Opt. Call BBB+ 1,048,406
2,500 5.000%, 1/01/29 1/26 at 100.00 BBB+ 2,890,050
705 5.000%, 1/01/35 1/26 at 100.00 BBB+ 814,310
2,175 5.000%, 1/01/38 1/26 at 100.00 BBB+ 2,503,839
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2020A:
50 5.000%, 1/01/27 No Opt. Call BBB+ 58,987
6,000 5.000%, 1/01/30 No Opt. Call BBB+ 7,436,820
2,200 Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39
1/25 at 100.00 BBB+ 2,497,066
715 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand
Series 2007F, 5.500%, 1/01/42
1/25 at 100.00 BBB+ 810,867
3,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A 3,251,940
7,595 DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project,
Green Series 2020, 3.000%, 5/15/47
5/30 at 100.00 A1 7,901,762
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A 5,722,200
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC
- University of Illinois Health Services Facility Project, Series
2020:
2,450 4.000%, 10/01/40 10/30 at 100.00 BBB+ 2,835,434
3,140 4.000%, 10/01/50 10/30 at 100.00 BBB+ 3,550,492
1,450 4.000%, 10/01/55 10/30 at 100.00 BBB+ 1,631,975
2,195 Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A, 5.000%, 9/01/34, (Pre-refunded 9/01/24)
9/24 at 100.00 AA+ (6) 2,461,671
3,895 Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series
2013, 4.250%, 5/15/43, (Pre-refunded 5/15/22)
5/22 at 100.00 A1 (6) 3,951,516
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 A3 12,676,779
Illinois Finance Authority, Revenue Bonds, Northshore
University HealthSystem, Series 2020A:
1,645 5.000%, 8/15/32 8/30 at 100.00 AA- 2,144,159
1,250 5.000%, 8/15/33 8/30 at 100.00 AA- 1,624,150
9,780 3.250%, 8/15/49, (UB) (4) 8/30 at 100.00 AA- 10,746,362
5,000 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Refunding Series 2021A, 3.000%, 7/15/40
7/31 at 100.00 AA+ 5,397,200
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 A 12,290,319
10,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020A, 3.000%, 5/15/50, (UB) (4)
11/30 at 100.00 A 10,462,100
895 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 5.500%, 7/01/28
7/23 at 100.00 A- 959,798
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 AA- 21,747
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 A3 1,261,667

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, The Carle
Foundation, Fixed Period Series 2021A:
$ 4,300 4.000%, 8/15/40 8/31 at 100.00 AA- $ 5,145,552
4,210 4.000%, 8/15/41 8/31 at 100.00 AA- 5,017,436
29,145 3.000%, 8/15/48, (UB) (4) 8/31 at 100.00 AA- 31,225,953
15,745 Illinois Housing Development Authority, Housing Revenue Bonds, MBS
Pass Through Program, Series 2017A, 3.125%, 2/01/47
3/26 at 100.00 Aaa 16,356,837
4,000 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (4)
6/21 at 100.00 AA+ 4,007,720
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 AA 7,992,876
Illinois State, General Obligation Bonds, December Series
2017A:
5,000 5.000%, 12/01/24 No Opt. Call BBB 5,622,450
1,560 5.000%, 12/01/32 12/27 at 100.00 BBB 1,871,485
3,725 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB 4,100,666
7,985 Illinois State, General Obligation Bonds, March Series 2012, 5.000%,
3/01/31
3/22 at 100.00 BBB 8,040,815
Illinois State, General Obligation Bonds, March Series
2021A:
2,250 4.000%, 3/01/38 3/31 at 100.00 BBB 2,626,875
1,300 4.000%, 3/01/40 3/31 at 100.00 BBB 1,510,652
11,065 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB 14,183,449
Illinois State, General Obligation Bonds, November Series
2017D:
11,625 5.000%, 11/01/27 No Opt. Call BBB 14,077,410
3,000 5.000%, 11/01/28 11/27 at 100.00 BBB 3,613,200
Illinois State, General Obligation Bonds, Refunding
September Series 2018A:
2,000 5.000%, 10/01/28 No Opt. Call BBB 2,464,600
3,500 5.000%, 10/01/33 10/28 at 100.00 BBB 4,261,390
500 Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/27 3/22 at 100.00 BBB 503,655
1,440 Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28 7/23 at 100.00 BBB 1,543,306
12,500 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 AA- 15,863,125
875 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 -
NPFG Insured
6/22 at 100.00 BBB+ 893,515
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2012B:
1,280 5.000%, 6/15/23 6/22 at 100.00 BBB+ 1,307,085
10,180 5.000%, 6/15/52 6/22 at 100.00 BBB+ 10,395,409
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB+ 6,065,064
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
5,000 4.000%, 6/15/50 - BAM Insured 12/29 at 100.00 AA 5,658,550
7,000 5.000%, 6/15/50 12/29 at 100.00 BBB+ 8,411,480

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2022A:
$ 3,490 4.000%, 12/15/42 (WI/DD, Settling 3/17/22) 12/31 at 100.00 BBB+ $ 4,015,385
5,180 4.000%, 12/15/47 (WI/DD, Settling 3/17/22) 12/31 at 100.00 BBB+ 5,904,630
3,055 4.000%, 6/15/52 WI/DD, Settling 3/17/22 12/31 at 100.00 BBB+ 3,468,983
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2015A:
2,500 0.000%, 12/15/52 - BAM Insured No Opt. Call AA 1,100,325
1,225 5.000%, 6/15/53 12/25 at 100.00 BBB+ 1,375,871
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call AA 7,303,400
22,500 0.000%, 12/15/37 - NPFG Insured No Opt. Call BBB+ 15,270,075
270 Metropolitan Water Reclamation District of Greater Chicago, 4.000%,
12/01/51, (UB) (4)
12/31 at 100.00 N/R 322,072
1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM
Insured
3/24 at 100.00 AA 1,972,928
845 Quad Cities Regional Economic Development Authority, Illinois, Revenue
Bonds, Augustana College, Series 2012, 4.750%, 10/01/29
10/22 at 100.00 Baa1 862,559
4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call AA+ 5,402,167
3,000 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Second Lien Series 2020A, 5.000%, 1/01/30
No Opt. Call AA- 3,858,750
1,000 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018A, 5.000%, 1/01/36
1/28 at 100.00 AA- 1,215,450
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 16,620,051
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 3,925,783
5,000 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2013A, 4.000%, 4/01/32
4/23 at 100.00 A+ 5,186,950
7,405 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A- 8,048,050
546,083 Total Illinois 609,716,051
Indiana - 1.5%
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 2,186,980
6,495 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 5.000%, 11/01/43
11/28 at 100.00 AA- 8,010,348
825 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40
12/27 at 103.00 N/R 895,810
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016:
3,710 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R 3,992,443
6,075 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R 6,516,713
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 A2 5,697,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A2 $ 5,700,750
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa1 1,807,313
2,830 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R 2,928,625
640 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 702,323
Indiana Finance Authority, Provate Activity Bonds, Ohio
River Bridges East End Crossing Project, Series 2013A:
9,215 5.000%, 7/01/48, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 A- (6) 9,832,866
6,250 5.250%, 1/01/51, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 A- (6) 6,692,250
15,205 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 17,937,947
8,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 AA 8,942,400
2,200 Indiana Health and Educational Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46
11/26 at 100.00 AA+ 2,601,566
Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail
Project, Series 2019A:
6,490 5.000%, 2/01/44 2/29 at 100.00 AAA 8,038,514
23,520 5.000%, 2/01/49 2/29 at 100.00 AAA 28,944,888
Knox County, Indiana, Economic Development Revenue
and Refunding Bonds, Good Samaritan Hospital Project,
Series 2012A:
1,530 5.000%, 4/01/26 4/22 at 100.00 Baa3 1,547,075
1,400 5.000%, 4/01/27 4/22 at 100.00 Baa3 1,415,624
1,560 5.000%, 4/01/29 4/22 at 100.00 Baa3 1,577,409
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt
Paper LLC Project, Series 2013:
140 5.875%, 1/01/24, (AMT) No Opt. Call N/R 147,781
9,185 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R 10,220,609
118,910 Total Indiana 136,337,634
Iowa - 0.2%
4,000 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint
Health,  Series 2016E, 4.000%, 8/15/46
2/26 at 100.00 AA- 4,384,200
2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 BBB- 2,034,720
10,375 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 BB- 11,146,796
3,920 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/1/2033)
12/22 at 103.00 BB- 4,172,174
20,295 Total Iowa 21,737,890
Kansas - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,500 5.000%, 12/01/36 12/26 at 100.00 Ba1 1,675,410
1,320 5.000%, 12/01/41 12/26 at 100.00 Ba1 1,465,926

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
Overland Park Development Corporation, Kansas,
Revenue Bonds, Convention Center Hotel, Refunding &
improvement Series 2019:
$ 1,500 5.000%, 3/01/44 3/29 at 100.00 BB- $ 1,604,010
3,500 5.000%, 3/01/49 3/29 at 100.00 BB- 3,730,265
660 Overland Park Transportation Development District, Kansas, Sales Tax
Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32
1/22 at 100.00 BBB 660,403
8,480 Total Kansas 9,136,014
Kentucky - 1.1%
230 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 4.000%, 2/01/35
2/30 at 100.00 BBB+ 264,300
10,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1 10,330,200
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation Project,
Series 2018A:
2,545 5.000%, 9/01/43 9/28 at 100.00 A2 3,087,060
2,600 5.000%, 9/01/48 9/28 at 100.00 A2 3,121,092
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured, (UB) (4)
12/27 at 100.00 AA 8,028,732
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,745 5.000%, 7/01/27 7/25 at 100.00 BBB+ 3,101,109
2,100 5.000%, 7/01/33 7/25 at 100.00 BBB+ 2,352,567
5,655 5.000%, 7/01/37 7/25 at 100.00 BBB+ 6,338,237
2,175 5.000%, 1/01/45 7/25 at 100.00 BBB+ 2,432,477
Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Refunding Series 2020A.
Forward Delivery:
1,000 5.000%, 9/01/34 9/29 at 100.00 Baa1 1,236,770
725 5.000%, 9/01/35 9/29 at 100.00 Baa1 893,700
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 119, Series 2018:
2,000 5.000%, 5/01/35 5/28 at 100.00 A1 2,458,060
2,500 5.000%, 5/01/36 5/28 at 100.00 A1 3,067,375
4,000 5.000%, 5/01/37 5/28 at 100.00 A1 4,899,760
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 122, Series 2019A:
1,000 4.000%, 11/01/35 11/28 at 100.00 A1 1,178,370
1,250 4.000%, 11/01/36 11/28 at 100.00 A1 1,471,875
760 Kentucky State University, Certificates of Participation, Series 2021,
4.000%, 11/01/46 - BAM Insured
11/31 at 100.00 AA 909,264
3,000 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2016A, 3.000%,
5/15/35
11/25 at 100.00 AA 3,197,850
Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc,
Series 2016A:
5,735 5.000%, 10/01/31 10/26 at 100.00 A+ 6,798,097
2,785 4.000%, 10/01/35 10/26 at 100.00 A+ 3,148,498

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 5,415 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%,
10/01/43
10/29 at 100.00 A+ $ 5,728,420
12,750 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/1/2024)
1/24 at 100.37 A2 13,625,415
8,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-2, 1.366%, 12/01/49, (Mandatory Put 6/1/2025) (1-Month
LIBOR*0.67% reference rate + 1.300% spread) (5)
3/25 at 100.00 A1 8,202,480
85,535 Total Kentucky 95,871,708
Louisiana - 1.5%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial Hospital,
Refunding Series 2019:
2,770 5.000%, 12/01/25 No Opt. Call BB 3,149,407
1,455 5.000%, 12/01/26 No Opt. Call BB 1,695,337
1,525 5.000%, 12/01/27 No Opt. Call BB 1,813,865
1,605 5.000%, 12/01/28 No Opt. Call BB 1,945,452
2,930 5.000%, 12/01/29 No Opt. Call BB 3,608,647
1,700 5.000%, 12/01/34 12/29 at 100.00 BB 2,059,176
2,625 5.000%, 12/01/39 12/29 at 100.00 BB 3,146,325
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Series 2020A:
16,495 3.000%, 5/15/47, (UB) (4) 5/30 at 100.00 A 17,611,711
5,710 4.000%, 5/15/49, (UB) (4) 5/30 at 100.00 A 6,587,513
21,235 4.000%, 5/15/49 5/30 at 100.00 A 24,498,395
2,400 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane
University, Refunding Series 2020A, 4.000%, 4/01/50
4/30 at 100.00 A 2,761,512
23,975 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 25,290,748
2,030 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A 2,286,491
1,050 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A (6) 1,164,849
6,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020E, 5.000%, 4/01/44, (AMT)
4/30 at 100.00 A 8,218,125
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/1/2030), 144A
No Opt. Call BB- 2,638,940
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 660,280
6,425 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/1/2030),
144A
No Opt. Call BB- 8,477,595
2,930 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/1/2025), 144A
No Opt. Call BB- 3,335,102
4,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/1/2023)
No Opt. Call BBB- 4,066,640
1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/1/2026)
No Opt. Call BBB- 1,724,877
1,135 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 AA 1,277,215

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 1,225 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding Series
2021, 4.000%, 2/01/38
2/31 at 100.00 N/R $ 1,440,857
114,120 Total Louisiana 129,459,059
Maine - 0.1%
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A:
2,355 4.000%, 7/01/45 7/30 at 100.00 A+ 2,740,584
2,755 4.000%, 7/01/50 7/30 at 100.00 A+ 3,176,956
1,420 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46, (UB) (4)
11/30 at 100.00 AA+ 1,388,561
Portland, Maine, General Airport Revenue Bonds,
Refunding Series 2013:
460 5.000%, 7/01/26 7/23 at 100.00 BBB+ 489,279
1,000 5.000%, 7/01/27 7/23 at 100.00 BBB+ 1,062,570
7,990 Total Maine 8,857,950
Maryland - 1.0%
10,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC 10,665,600
1,030 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R 1,210,456
735 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 869,461
2,000 Maryland Community Development Administration, 2.150%, 9/01/43,
(UB) (4)
3/30 at 100.00 Aa1 1,985,220
3,360 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41, (UB) (4)
3/30 at 100.00 Aa1 3,351,062
4,090 Maryland Department of Transportation, Special Transportation Project
Revenue Bonds, Baltimore/Washington International Thurgood
Marshall Airport, Series 2021B, 4.000%, 8/01/51, (AMT)
8/31 at 100.00 A1 4,768,695
Maryland Economic Development Corporation Economic
Development Revenue Bonds, Terminal Project,  Series
2019A:
450 5.000%, 6/01/44, (AMT) 6/29 at 100.00 Baa3 540,445
900 5.000%, 6/01/49, (AMT) 6/29 at 100.00 Baa3 1,074,393
3,885 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
1/22 at 100.00 BB- 3,925,598
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Greater Baltimore Medical
Center, Series 2021A:
5,860 3.000%, 7/01/46, (UB) (4) 7/31 at 100.00 A+ 6,203,396
4,140 2.500%, 7/01/51, (UB) (4) 7/31 at 100.00 N/R 4,072,311
14,350 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (4)
2/25 at 100.00 A 16,184,217
3,405 Maryland Stadium Authority Built to Learn Revenue, 4.000%, 6/01/51,
(UB) (4)
6/31 at 100.00 AA 3,976,938
6,595 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46, (UB) (4)
6/31 at 100.00 N/R 7,740,156

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 8,390 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2016, 5.000%,
5/01/41, (Pre-refunded 5/01/26)
5/26 at 100.00 AA (6) $ 9,990,393
10,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2020A, 5.000%,
5/01/50
No Opt. Call AA 15,006,000
79,190 Total Maryland 91,564,341
Massachusetts - 2.3%
10,000 Attleboro, Massachusetts, General Obligation Bonds, School Project,
Series 2020, 2.625%, 10/15/50, (UB) (4)
10/28 at 100.00 AA 10,060,200
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 AA 6,905,137
1,000 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 5.000%, 10/01/57,
144A
10/22 at 105.00 BB+ 1,079,330
4,350 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37
(8)
1/22 at 100.00 N/R 1,305,000
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,315 5.000%, 7/01/31 7/29 at 100.00 A 1,654,678
1,250 5.000%, 7/01/32 7/29 at 100.00 A 1,569,337
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
1,200 5.000%, 7/01/35 7/26 at 100.00 BBB 1,394,916
5,590 5.000%, 7/01/37 7/26 at 100.00 BBB 6,472,214
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
10,000 5.000%, 7/01/43 7/28 at 100.00 A 12,148,300
6,750 5.000%, 7/01/53 7/28 at 100.00 A 8,132,198
10,410 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2016A, 5.000%, 1/01/47
1/27 at 100.00 BBB+ 11,997,525
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 1,738,425
1,035 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2013A, 4.875%, 1/01/24
1/23 at 100.00 BBB 1,081,616
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
1,400 4.000%, 7/01/46 7/31 at 100.00 A- 1,650,390
355 5.000%, 7/01/50 7/31 at 100.00 A- 452,731
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2019A:
2,500 5.000%, 7/01/39 1/29 at 100.00 BBB+ 3,055,525
10,165 5.000%, 7/01/44 1/29 at 100.00 BBB+ 12,270,375
920 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 4.000%, 10/01/45 - AGM Insured
10/30 at 100.00 AA 1,073,079
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
3,490 5.000%, 6/01/43 6/28 at 100.00 AA- 4,300,064
6,210 5.000%, 6/01/48 6/28 at 100.00 AA- 7,608,492
18,045 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B,
5.000%, 7/01/43, (AMT)
7/26 at 100.00 Aa2 21,135,567

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Port Authority, Revenue Bonds, Series
2021E:
$ 7,000 5.000%, 7/01/46, (AMT) 7/31 at 100.00 Aa2 $ 8,926,120
12,500 5.000%, 7/01/51, (AMT) 7/31 at 100.00 Aa2 15,863,875
3,010 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1 3,304,559
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/43
11/27 at 100.00 Aa1 6,156,600
9,775 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020C, 3.000%, 3/01/49, (UB) (4)
3/30 at 100.00 Aa1 10,472,544
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2021B:
25,770 3.000%, 4/01/48 4/31 at 100.00 N/R 27,859,689
7,500 3.000%, 4/01/49, (UB) (4) 4/31 at 100.00 Aa1 8,099,850
10,000 2.125%, 4/01/51, (UB) (4) 4/31 at 100.00 Aa1 9,385,100
186,660 Total Massachusetts 207,153,436
Michigan - 1.5%
2,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Social Bond
Series 2021A, 5.000%, 4/01/46
4/31 at 100.00 BB- 2,451,140
Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2021:
2,100 5.000%, 1/01/46, (AMT) 1/32 at 100.00 N/R 2,752,596
2,865 5.000%, 1/01/51, (AMT) 1/32 at 100.00 N/R 3,736,676
8,385 Grand Traverse County Hospital Finance Authority, Michigan, Revenue
Bonds, Munson Healthcare, Refunding Series 2021, 3.000%, 7/01/51,
(UB) (4)
7/31 at 100.00 AA 8,897,994
3,755 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49
5/29 at 100.00 AA 4,024,008
2,485 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 3,039,404
Michigan Finance Authority, Distributable State Aid
Revenue Bonds, Charter County of Wayne, Second Lien
Refunding Series 2020:
2,500 4.000%, 11/01/45 11/30 at 100.00 AA 2,926,275
9,730 4.000%, 11/01/50, (UB) (4) 11/30 at 100.00 AA 11,333,310
Michigan Finance Authority, Hospital Revenue Bonds,
McLaren Health Care, Refunding Series 2019A:
16,670 4.000%, 2/15/47 8/29 at 100.00 AA- 19,226,678
8,570 4.000%, 2/15/50 8/29 at 100.00 AA- 9,854,729
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2016MI:
9,970 5.000%, 12/01/45 6/26 at 100.00 AA- 11,680,054
145 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 N/R (6) 172,076
2,750 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49
12/30 at 100.00 BBB+ 3,142,425
76,205 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R 10,273,958
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
1/22 at 100.00 BBB- 1,252,650

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 13,500 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 3.000%, 10/15/51, (UB) (4)
10/31 at 100.00 Aa2 $ 14,656,680
19,200 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/46
10/31 at 100.00 Aa2 22,936,128
5,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding Series
2014D, 5.000%, 9/01/39
3/24 at 100.00 A+ 5,459,900
187,080 Total Michigan 137,816,681
Minnesota - 0.9%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/41
8/26 at 100.00 BB+ 327,912
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project,Series 2016A:
150 5.000%, 7/01/36 7/24 at 102.00 N/R 162,204
270 5.000%, 7/01/47 7/24 at 102.00 N/R 289,372
4,050 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview
Christian Home Project, Series 2016, 5.000%, 10/01/51
10/24 at 102.00 N/R 4,259,061
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
250 5.250%, 1/01/40 1/23 at 100.00 N/R 250,070
675 5.250%, 1/01/46 1/23 at 100.00 N/R 661,021
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
1,555 5.000%, 8/01/46, 144A 8/22 at 100.00 N/R 1,574,966
1,250 5.000%, 8/01/51, 144A 8/22 at 100.00 N/R 1,265,688
Forest Lake, Minnesota Charter School Lease Revenue
Bonds, North Lakes Academy, Refunding Series 2021A:
3,295 5.000%, 7/01/41 7/31 at 100.00 N/R 3,699,692
11,160 5.000%, 7/01/56 7/31 at 100.00 N/R 12,293,521
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB 2,844,834
2,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1 2,688,907
5,980 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa 6,105,425
15,893 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017G, 2.650%, 10/01/47
1/27 at 100.00 Aaa 16,181,167
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+ 525,070
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A+ 1,193,740
16,825 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue
Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%,
10/01/37, (AMT), 144A
10/22 at 100.00 BBB- 17,041,370
St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,500 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (6) 2,921,775
235 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (6) 274,647

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 3,750 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded
1/01/24)
1/24 at 100.00 Aa3 (6) $ 4,096,238
74,473 Total Minnesota 78,656,680
Mississippi - 0.3%
1,290 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2021, 2.375%,
6/01/44, (UB) (4)
6/26 at 100.00 A 1,247,236
5,000 Mississippi Development Bank, Special Obligation Bonds, Gulfport
Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM
Insured, (ETM)
No Opt. Call AA (6) 5,362,000
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A+ 1,151,520
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
3,255 5.000%, 10/15/31 10/28 at 100.00 A+ 4,047,527
2,415 5.000%, 10/15/32 10/28 at 100.00 A+ 2,999,430
1,030 5.000%, 10/15/33 10/28 at 100.00 A+ 1,277,540
2,450 5.000%, 10/15/36 10/28 at 100.00 A+ 3,030,038
7,000 4.000%, 10/15/38 10/28 at 100.00 A+ 8,056,440
3,430 University of Mississippi Educational Building Corporation, Revenue
Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%,
10/01/34
10/29 at 100.00 Aa2 3,733,178
26,870 Total Mississippi 30,904,909
Missouri - 3.0%
3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series
2006, 5.250%, 7/01/27 - AGM Insured
No Opt. Call AA 3,942,966
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021:
645 4.000%, 3/01/41 3/31 at 100.00 BBB- 737,557
2,005 3.000%, 3/01/46 3/31 at 100.00 BBB- 2,065,170
530 4.000%, 3/01/46 3/31 at 100.00 BBB- 599,849
2,500 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 6.000%,
3/01/38
3/29 at 100.00 AA+ 3,337,725
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A2 6,088,550
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City International
Airport Terminal Modernization Project, Series 2019B:
18,000 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2 21,812,940
42,615 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A2 51,196,809
2,475 5.000%, 3/01/55 - AGM Insured, (AMT) 3/29 at 100.00 AA 2,982,598
15,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A 16,164,000
8,935 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA 9,689,203
11,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 3.000%, 7/01/51,
(UB) (4)
7/31 at 100.00 AA 11,750,530

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020:
$ 5,000 4.000%, 6/01/50 6/30 at 100.00 A+ $ 5,792,350
18,620 3.000%, 6/01/53, (UB) (4) 6/30 at 100.00 A+ 19,524,373
35,000 4.000%, 6/01/53, (UB) (4) 6/30 at 100.00 A+ 40,452,300
6,744 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+ 7,119,818
2,590 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+ 2,747,889
2,250 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/28
1/25 at 100.00 A 2,529,158
15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A 16,649,864
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Expansion
& Improvement Projects Series 2020:
2,500 5.000%, 10/01/40 - AGM Insured, (UB) (4) 10/30 at 100.00 AA 3,154,300
1,190 5.000%, 10/01/45 - AGM Insured, (UB) (4) 10/30 at 100.00 AA 1,481,169
5,770 5.000%, 10/01/49 - AGM Insured, (UB) (4) 10/30 at 100.00 AA 7,174,995
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2010A:
5,000 0.000%, 7/15/31 No Opt. Call AA 4,146,650
7,000 0.000%, 7/15/32 No Opt. Call AA 5,648,440
6,250 0.000%, 7/15/33 No Opt. Call AA 4,905,625
7,000 0.000%, 7/15/34 No Opt. Call AA 5,336,730
6,000 0.000%, 7/15/35 No Opt. Call AA 4,439,340
2,000 0.000%, 7/15/36 No Opt. Call AA 1,433,340
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
3/22 at 100.00 N/R 515,200
1,349 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
1/22 at 100.00 N/R 716,967
242,541 Total Missouri 264,136,405
Montana - 0.2%
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 BBB 2,242,856
2,505 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A 3,014,492
9,130 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA- 11,126,457
13,545 Total Montana 16,383,805
Nebraska - 0.7%
3,075 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/30
No Opt. Call A 3,909,678
4,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Series 2012, 5.000%, 9/01/42
9/22 at 100.00 A2 4,123,040
1,740 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 A 1,985,862

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 1,590 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 3.000%, 7/01/51, (UB) (4)
1/32 at 100.00 A2 $ 1,683,078
Omaha Public Power District, Nebraska, Separate Electric
System Revenue Bonds, Nebraska City 2, Refunding Series
2016A:
18,465 5.000%, 2/01/46, (UB) (4) 2/26 at 100.00 A+ 21,327,629
10,000 5.000%, 2/01/49, (UB) (4) 2/26 at 100.00 A+ 11,517,200
7,500 University of Nebraska Facilities Corp, 4.000%, 7/15/62, (UB) (4) 7/31 at 100.00 Aa1 8,810,250
10,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Green Series 2021B, 3.000%, 7/15/54, (UB) (4)
7/31 at 100.00 Aa1 10,622,800
56,370 Total Nebraska 63,979,537
Nevada - 0.8%
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
265 5.000%, 9/01/29 9/27 at 100.00 A- 318,774
750 5.000%, 9/01/30 9/27 at 100.00 A- 898,357
730 5.000%, 9/01/32 9/27 at 100.00 A- 870,671
1,965 5.000%, 9/01/42 9/27 at 100.00 A- 2,339,195
1,150 5.000%, 9/01/47 9/27 at 100.00 A- 1,368,063
13,600 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 5/01/48
6/28 at 100.00 AA+ 16,412,072
5,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2019E,
5.000%, 7/01/30
7/29 at 100.00 Aa3 6,405,150
4,765 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R 4,808,457
2,895 Director of Nevada State Department of Business and Industry, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.250%,
1/01/50, (AMT), (Mandatory Put 2/1/2022), 144A
2/22 at 100.00 Aaa 2,895,087
2,515 Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro
College and Unversity System, Series 2014A, 5.500%, 1/01/34
7/24 at 100.00 BBB- 2,745,877
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,125 4.000%, 9/01/25 No Opt. Call N/R 1,216,732
1,800 4.000%, 9/01/35 9/26 at 100.00 N/R 1,910,448
2,500 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 Aa3 2,810,175
20,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/46, (UB)
(4)
6/26 at 100.00 Aa1 23,430,400
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 607 Providence, Refunding Series
2013:
245 5.000%, 6/01/23 No Opt. Call N/R 258,487
200 4.250%, 6/01/24 6/23 at 103.00 N/R 214,014
1,650 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31
12/25 at 100.00 N/R 1,815,215
1,765 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 3.000%, 6/01/41
6/31 at 100.00 N/R 1,795,429

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
$ 330 2.500%, 6/15/24, 144A No Opt. Call Ba2 $ 334,966
790 2.750%, 6/15/28, 144A No Opt. Call Ba2 819,578
64,040 Total Nevada 73,667,147
New Hampshire - 0.6%
8,592 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB 10,236,215
8,170 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
7/23 at 100.00 B1 8,501,212
4,420 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45,
(AMT), (Mandatory Put 7/2/2040), 144A
7/25 at 100.00 B1 4,656,647
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group,
Series 2018A:
1,000 5.000%, 8/01/34 2/28 at 100.00 A 1,224,080
725 5.000%, 8/01/36 2/28 at 100.00 A 886,131
17,040 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%,
8/01/59
No Opt. Call A 27,499,152
39,947 Total New Hampshire 53,003,437
New Jersey - 3.2%
4,510 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 BBB+ 4,735,816
5,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/39
1/29 at 100.00 A+ 6,837,160
Essex County Improvement Authority, New Jersey, Friends
of TEAM Charter Schools Inc -2021 Project, Social Series
2021:
1,100 4.000%, 6/15/51 6/31 at 100.00 BBB 1,245,035
3,030 4.000%, 6/15/56 6/31 at 100.00 BBB 3,418,567
3,215 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 4.000%,
7/01/34
7/27 at 100.00 Baa3 3,598,389
9,090 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29
12/26 at 100.00 Baa1 11,080,619
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019LLL:
5,500 5.000%, 6/15/36 12/29 at 100.00 Baa1 6,854,430
5,000 5.000%, 6/15/49 12/29 at 100.00 Baa1 6,084,200
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019MMM:
1,155 5.000%, 6/15/34 12/29 at 100.00 Baa1 1,447,839
2,580 4.000%, 6/15/35 12/29 at 100.00 Baa1 3,009,415
1,665 4.000%, 6/15/36 12/29 at 100.00 Baa1 1,938,310
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
4,735 4.000%, 6/15/46 12/30 at 100.00 Baa1 5,432,181
3,875 4.000%, 6/15/50 12/30 at 100.00 Baa1 4,428,505

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
$ 530 5.125%, 9/15/23, (AMT) 8/22 at 101.00 Ba3 $ 548,672
1,650 5.250%, 9/15/29, (AMT) 8/22 at 101.00 Ba3 1,706,529
2,255 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 2,475,359
1,640 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 BBB+ 1,876,045
New Jersey Health Care Facilities Authority, Revenue
Bonds, Atlanticare Health System Obligated Group Issue,
Series 2021:
2,500 3.000%, 7/01/38 7/31 at 100.00 AA- 2,717,675
2,660 3.000%, 7/01/40 7/31 at 100.00 AA- 2,880,088
4,780 3.000%, 7/01/51 7/31 at 100.00 AA- 5,072,441
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 AA 1,184,890
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, RWJ Barnabas Health Obligated Group,
Series 2021A:
19,460 3.000%, 7/01/51 7/31 at 100.00 N/R 20,822,200
1,250 4.000%, 7/01/51 7/31 at 100.00 N/R 1,478,237
4,500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/48
7/26 at 100.00 BBB- 4,945,140
1,460 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 AA 1,658,823
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
3,950 4.000%, 7/01/37 7/29 at 100.00 A+ 4,636,431
1,030 4.000%, 7/01/44 7/29 at 100.00 A+ 1,190,453
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
6,655 5.000%, 6/01/29 No Opt. Call A3 8,456,575
10,650 4.000%, 6/01/30 No Opt. Call A3 12,925,479
3,715 4.000%, 6/01/31 No Opt. Call A3 4,575,431
6,380 3.000%, 6/01/32 No Opt. Call A3 7,269,755
4,925 4.000%, 6/01/32 No Opt. Call A3 6,153,443
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
1,475 5.000%, 6/15/30 6/26 at 100.00 A+ 1,726,709
1,035 5.000%, 6/15/31 6/26 at 100.00 A+ 1,208,745
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Forward Delivery Series
2022A:
2,670 4.000%, 6/15/38 (WI/DD, Settling 4/27/22) 6/32 at 100.00 Baa1 3,116,424
2,315 4.000%, 6/15/39 (WI/DD, Settling 4/27/22) 6/32 at 100.00 Baa1 2,694,081
2,500 4.000%, 6/15/40 (WI/DD, Settling 4/27/22) 6/32 at 100.00 Baa1 2,902,050
2,285 4.000%, 6/15/41 (WI/DD, Settling 4/27/22) 6/32 at 100.00 Baa1 2,644,271
1,880 4.000%, 6/15/42 (WI/DD, Settling 4/27/22) 6/32 at 100.00 Baa1 2,168,542
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 Baa1 21,552,897

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 Baa1 $ 5,137,380
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
5,500 5.000%, 6/15/44 12/28 at 100.00 Baa1 6,639,600
4,000 5.000%, 6/15/50 12/28 at 100.00 Baa1 4,796,760
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
4,785 4.000%, 6/15/45 12/30 at 100.00 Baa1 5,496,817
15,230 3.000%, 6/15/50, (UB) (4) 12/30 at 100.00 Baa1 15,844,987
680 4.000%, 6/15/50 12/30 at 100.00 Baa1 777,131
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2021A:
2,120 4.000%, 6/15/34 6/31 at 100.00 Baa1 2,518,390
1,815 4.000%, 6/15/35 6/31 at 100.00 Baa1 2,146,945
2,090 4.000%, 6/15/36 6/31 at 100.00 Baa1 2,466,535
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call AA 3,766,693
1,760 North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease
Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23, (Pre-refunded
6/01/22)
6/22 at 100.00 N/R (6) 1,794,954
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A:
1,160 5.000%, 11/01/41 - BAM Insured 11/30 at 100.00 AA 1,469,558
600 5.000%, 11/01/45 11/30 at 100.00 BBB+ 741,516
6,250 4.000%, 11/01/50 11/30 at 100.00 BBB+ 7,122,187
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Subordinate Series
2020A:
1,250 5.000%, 11/01/45 - BAM Insured 11/30 at 100.00 AA 1,568,900
1,100 4.000%, 11/01/50 - BAM Insured 11/30 at 100.00 AA 1,279,322
26,165 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 30,486,935
247,835 Total New Jersey 284,752,461
New Mexico - 0.1%
3,915 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding Series
2020, 4.000%, 9/01/40
9/30 at 100.00 A- 4,515,443
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 Aaa 993,069
4,905 Total New Mexico 5,508,512
New York - 18.9%
11,125 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 Ba1 12,841,365
4,880 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/33
No Opt. Call Ba1 3,693,721
Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A:
500 4.500%, 6/01/27 6/24 at 103.00 BBB 552,605
250 5.000%, 6/01/35 6/24 at 103.00 BBB 276,540

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,440 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge
System Revenue Bonds, Series 2017, 5.000%, 1/01/47
1/27 at 100.00 A+ $ 1,705,435
2,500 Build New York City Resource Corporation, New York, Revenue Bonds,
Manhattan College, Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A- 2,965,900
2,310 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 2,597,249
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020A-1:
1,790 5.250%, 6/01/40, 144A 12/30 at 100.00 N/R 1,855,621
4,800 5.500%, 6/01/55, 144A 12/30 at 100.00 N/R 4,970,592
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
1,300 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 1,397,578
3,035 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 3,202,228
30,000 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47
3/31 at 100.00 AA+ 35,341,200
3,500 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 BBB 3,796,170
8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 A- 9,247,344
3,930 Dormitory Authority of the State of New York, Revenue Bonds,
Interagency Council Pooled Loan Program, Series 2020A-1, 4.000%,
7/01/35
7/30 at 100.00 Aa3 4,469,235
7,595 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 A 8,841,947
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated Group,
Series 2017:
100 5.000%, 12/01/34, 144A 6/27 at 100.00 BBB- 118,701
300 5.000%, 12/01/36, 144A 6/27 at 100.00 BBB- 355,101
2,790 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2019A, 5.000%, 10/01/33
10/27 at 100.00 AA- 3,407,176
4,450 Dormitory Authority of the State of New York, Revenue Bonds, State
University of New York Dormitory Facilities, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 Aa3 5,421,346
Dormitory Authority of the State of New York, Revenue
Bonds, Teachers College, Series 2017:
500 5.000%, 7/01/29 7/27 at 100.00 A+ 608,010
175 5.000%, 7/01/32 7/27 at 100.00 A+ 212,142
7,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 3.250%, 3/15/35
9/23 at 100.00 AA+ 7,830,675
13,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/39
2/30 at 100.00 AA+ 15,927,975
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020A Bidding Group 1 thru 5:
3,000 3.000%, 3/15/49, (UB) (4) 9/30 at 100.00 AA+ 3,172,980
15,000 3.000%, 3/15/50, (UB) (4) 9/30 at 100.00 AA+ 15,850,350
12,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020A. Bidding Group 1 thru
5, 3.000%, 3/15/42
9/30 at 100.00 AA+ 13,483,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 4,850 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 3.000%, 3/15/42, (UB)
(4)
3/31 at 100.00 AA+ $ 5,217,873
14,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/38
3/28 at 100.00 AA+ 17,225,320
Dormitory Authority of the State of New York, State Sales
Tax Revenue Bonds, Series 2018C:
8,000 5.000%, 3/15/36 3/28 at 100.00 AA+ 9,855,440
10,000 5.000%, 3/15/37 3/28 at 100.00 AA+ 12,306,100
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Refunding Series 2020B:
950 4.760%, 2/01/27 No Opt. Call N/R 994,232
1,255 5.570%, 2/01/41 2/30 at 100.00 N/R 1,456,427
1,365 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R 1,563,416
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.530%, 2/01/40
2/30 at 100.00 N/R 1,159,990
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
475 4.050%, 2/01/31 2/30 at 100.00 A2 488,841
885 4.450%, 2/01/41 2/30 at 100.00 A2 919,657
1,560 4.600%, 2/01/51 2/30 at 100.00 A2 1,615,271
5,320 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 7,910,042
6,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A 7,905,950
1,235 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2021, 3.000%, 9/01/40
9/31 at 100.00 N/R 1,342,186
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
11,000 4.750%, 11/15/45, (UB) (4) 5/30 at 100.00 A3 13,197,910
9,015 5.000%, 11/15/50, (UB) (4) 5/30 at 100.00 A3 10,956,561
4,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%,
11/15/49, (UB) (4)
11/30 at 100.00 A3 4,552,680
4,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/32
5/24 at 100.00 A3 4,392,680
17,750 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-2, 5.000%, 11/15/45, (Mandatory Put 5/15/2030),
(UB) (4)
No Opt. Call A3 22,534,868
15,290 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.000%, 11/15/35, (UB) (4)
11/25 at 100.00 A3 17,358,431
Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project,
Series 2017A:
1,400 5.000%, 7/01/34 7/27 at 100.00 AA- 1,707,244
1,000 5.000%, 7/01/36 7/27 at 100.00 AA- 1,216,450
1,000 5.000%, 7/01/37 7/27 at 100.00 AA- 1,215,280

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 7,100 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 BBB+ $ 8,141,428
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester Regional Health Project,
Series 2020A:
1,685 3.000%, 12/01/37 12/30 at 100.00 BBB+ 1,808,258
3,100 3.000%, 12/01/40 12/30 at 100.00 BBB+ 3,251,683
1,880 4.000%, 12/01/46 12/30 at 100.00 BBB+ 2,149,272
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann?s Community Project,
Series 2019:
985 4.000%, 1/01/30 1/26 at 103.00 N/R 1,081,471
1,215 5.000%, 1/01/40 1/26 at 103.00 N/R 1,362,707
9,265 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2020, 3.000%, 7/01/50, (UB) (4)
7/30 at 100.00 A 9,742,518
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
235 5.000%, 7/01/23 No Opt. Call A- 251,158
300 5.000%, 7/01/24 No Opt. Call A- 332,307
210 5.000%, 7/01/26 7/24 at 100.00 A- 232,504
4,500 New York City Housing Development Corp, 2.450%, 11/01/45, (UB) (4) 9/29 at 100.00 N/R 4,481,640
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
3,000 0.000%, 10/01/37 (8) 1/22 at 100.00 N/R 2,400,000
1,000 5.875%, 10/01/46 (8) 1/22 at 100.00 N/R 800,000
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
1,645 3.000%, 1/01/40 - AGM Insured 1/31 at 100.00 AA 1,760,594
6,450 3.000%, 1/01/46 - AGM Insured, (UB) (4) 1/31 at 100.00 AA 6,793,914
600 3.000%, 1/01/46 - AGM Insured 1/31 at 100.00 AA 631,992
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
1,615 3.000%, 3/01/39 - AGM Insured, (UB) (4) 9/30 at 100.00 AA 1,736,803
1,155 3.000%, 3/01/40 - AGM Insured, (UB) (4) 9/30 at 100.00 AA 1,239,072
8,665 4.000%, 3/01/45 9/30 at 100.00 AA 9,849,766
9,840 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 AA 11,377,992
2,635 3.000%, 3/01/49 - AGM Insured, (UB) (4) 9/30 at 100.00 AA 2,773,575
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 AA+ 1,189,870
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series EE, 5.000%, 6/15/37
6/27 at 100.00 AA+ 6,056,200
21,515 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series DD-2, 5.250%, 6/15/49
6/28 at 100.00 AA+ 27,155,803
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2019 Series FF-2:
9,760 4.000%, 6/15/37 6/29 at 100.00 AA+ 11,620,451
10,720 4.000%, 6/15/41 6/29 at 100.00 AA+ 12,662,464

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,200 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/40
12/29 at 100.00 AA+ $ 6,214,832
16,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 18,913,120
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2020 Series GG-1:
10,500 5.000%, 6/15/48 6/30 at 100.00 AA+ 13,335,945
9,375 4.000%, 6/15/50 6/30 at 100.00 AA+ 10,970,438
19,000 5.000%, 6/15/50 6/30 at 100.00 AA+ 24,106,440
10,125 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series BB-1, 4.000%, 6/15/50
12/30 at 100.00 AA+ 11,942,033
3,585 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 3.000%, 6/15/51, (UB) (4)
6/31 at 100.00 AA+ 3,828,565
8,965 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series BB-1, 3.000%, 6/15/44
12/31 at 100.00 N/R 9,719,046
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33
7/28 at 100.00 AA 3,743,550
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35
7/27 at 100.00 AA 6,089,750
22,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35
7/28 at 100.00 AA 27,346,880
13,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2020 Subseries S-1B, 3.000%, 7/15/49
7/29 at 100.00 AA 13,740,610
1,540 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2022 Subseries S-1A, 4.000%, 7/15/40
7/31 at 100.00 AA 1,850,895
15,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 AA 17,475,520
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2019 Series
A-1:
12,000 5.000%, 8/01/40 8/28 at 100.00 AAA 14,894,400
7,220 5.000%, 8/01/42 8/28 at 100.00 AAA 8,939,732
7,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%,
5/01/45
5/29 at 100.00 AAA 7,380,380
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%,
5/01/39
11/30 at 100.00 AAA 5,972,550
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2022
Subseries B-1:
26,155 4.000%, 8/01/45 8/31 at 100.00 AAA 31,137,266
12,000 3.000%, 8/01/48 8/31 at 100.00 AAA 12,768,120
3,565 4.000%, 8/01/48 8/31 at 100.00 AAA 4,226,842

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Lincoln Center for the Performing Arts,
Series 2020A:
$ 2,750 5.000%, 12/01/32 12/30 at 100.00 A $ 3,593,122
1,600 4.000%, 12/01/33 12/30 at 100.00 A 1,938,352
1,250 4.000%, 12/01/35 12/30 at 100.00 A 1,504,450
14,965 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/44
3/28 at 100.00 AA 18,231,111
New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1:
7,000 5.000%, 4/01/39 4/28 at 100.00 AA 8,597,260
9,775 5.000%, 4/01/43 4/28 at 100.00 AA 11,954,043
5,000 5.000%, 4/01/45 4/28 at 100.00 AA 6,094,600
New York City, New York, General Obligation Bonds, Fiscal
2019 Series D-1:
3,800 5.000%, 12/01/40 12/28 at 100.00 AA 4,746,884
13,695 5.000%, 12/01/44 12/28 at 100.00 AA 17,031,924
New York City, New York, General Obligation Bonds, Fiscal
2020 Series A-1:
20,890 3.000%, 8/01/36 8/29 at 100.00 AA 22,881,026
20,000 4.000%, 8/01/44 8/29 at 100.00 AA 23,209,400
New York City, New York, General Obligation Bonds, Fiscal
2021 Series C:
3,830 4.000%, 8/01/36 8/30 at 100.00 AA 4,578,688
5,145 4.000%, 8/01/37 8/30 at 100.00 AA 6,128,210
8,100 4.000%, 8/01/40 8/30 at 100.00 AA 9,582,867
8,590 4.000%, 8/01/41 8/30 at 100.00 AA 10,140,237
New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1:
3,350 3.000%, 3/01/35 3/31 at 100.00 AA 3,714,044
4,500 5.000%, 3/01/37 3/31 at 100.00 AA 5,853,960
3,500 5.000%, 3/01/39 3/31 at 100.00 AA 4,532,430
4,500 4.000%, 3/01/40 3/31 at 100.00 AA 5,375,610
15,940 3.000%, 3/01/51 3/31 at 100.00 AA 16,897,675
2,610 3.000%, 3/01/51, (UB) (4) 3/31 at 100.00 AA 2,766,809
12,500 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 4.000%, 8/01/50, (UB) (4)
8/31 at 100.00 AA 14,767,000
25,730 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 28,206,512
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 1,112,650
3,100 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
3.000%, 11/15/51, (UB) (4)
11/31 at 100.00 A 3,251,435
6,235 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69
3/29 at 100.00 Aa2 6,548,122
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69
3/29 at 100.00 A2 1,037,150
2,465 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2 2,553,296

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
$ 16,550 3.000%, 2/15/42 2/30 at 100.00 N/R $ 17,529,926
20,510 4.000%, 2/15/43 2/30 at 100.00 N/R 23,964,294
16,075 2.750%, 2/15/44 2/30 at 100.00 N/R 16,120,653
New York State Environmental Facilities Corporation, State
Clean Water and Drinking Water Revolving Funds Revenue
Bonds, New York City Municipal Water Finance Authority
Projects-Second Resolution Bonds, Subordinated SRF
Series 2017A:
24,465 5.000%, 6/15/42 6/27 at 100.00 AAA 29,821,367
15,000 5.000%, 6/15/46 6/27 at 100.00 AAA 18,266,250
7,820 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA 9,645,735
9,015 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2019B, 3.000%, 6/15/38
6/29 at 100.00 AAA 9,958,510
20,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 AA 23,491,000
14,500 New York State Thruway Authority, 3.000%, 3/15/48, (UB) (4) 3/31 at 100.00 AA+ 15,407,555
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B:
1,935 4.000%, 1/01/41 1/30 at 100.00 A2 2,252,650
21,500 4.000%, 1/01/45 1/30 at 100.00 A2 24,828,415
26,835 4.000%, 1/01/50 1/30 at 100.00 A2 30,828,853
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Series 2021A-1:
19,205 4.000%, 3/15/43 3/31 at 100.00 N/R 22,765,799
5,000 4.000%, 3/15/54 3/31 at 100.00 AA+ 5,845,550
5,000 4.000%, 3/15/55 3/31 at 100.00 N/R 5,840,950
7,100 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1., 3.000%, 3/15/49, (UB) (4)
3/31 at 100.00 AA+ 7,536,650
7,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 3.000%, 3/15/50,
(UB) (4)
9/30 at 100.00 AA+ 7,385,490
10,900 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 3.000%, 3/15/48
9/30 at 100.00 AA+ 11,530,892
10,275 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 3.000%, 3/15/48,
(UB) (4)
9/30 at 100.00 AA+ 10,869,717
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020E:
11,945 3.000%, 3/15/47, (UB) (4) 3/30 at 100.00 AA+ 12,609,739
9,590 3.000%, 3/15/48, (UB) (4) 3/30 at 100.00 AA+ 10,116,012
2,500 3.000%, 3/15/50, (UB) (4) 3/30 at 100.00 AA+ 2,630,475
2,795 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Series 2021A, 4.000%, 3/15/44
9/31 at 100.00 N/R 3,342,457
9,785 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2021A, 4.000%, 3/15/45
9/31 at 100.00 N/R 11,670,667

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation,
New York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
$ 1,375 4.000%, 10/31/46, (AMT) 10/31 at 100.00 BBB- $ 1,587,465
12,240 4.000%, 4/30/53, (AMT) 10/31 at 100.00 BBB- 14,025,938
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
8,120 4.000%, 7/01/37 - AGM Insured, (AMT) 7/24 at 100.00 AA 8,748,082
14,340 5.000%, 7/01/46, (AMT) 7/24 at 100.00 BBB 15,748,475
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Refunding
Series 2016:
5,005 5.000%, 8/01/26, (AMT) 1/22 at 100.00 B 5,051,547
12,710 5.000%, 8/01/31, (AMT) 1/22 at 100.00 B 12,828,203
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Series 2020:
3,815 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B 4,564,800
6,425 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B 8,108,479
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
380 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 437,878
360 4.000%, 12/01/40, (AMT) 12/30 at 100.00 Baa1 415,721
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
1,505 4.000%, 12/01/39 12/30 at 100.00 Baa1 1,752,828
1,200 4.000%, 12/01/40 12/30 at 100.00 Baa1 1,395,264
1,160 4.000%, 12/01/41 12/30 at 100.00 Baa1 1,341,610
1,620 4.000%, 12/01/42 12/30 at 100.00 Baa1 1,871,861
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
5,090 5.000%, 1/01/22, (AMT) No Opt. Call Baa3 5,090,000
4,500 5.000%, 1/01/23, (AMT) No Opt. Call Baa3 4,700,970
200 5.000%, 1/01/24, (AMT) No Opt. Call Baa3 217,436
20,500 5.000%, 1/01/32, (AMT) 1/28 at 100.00 Baa3 24,646,945
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2020:
6,710 4.000%, 10/01/30, (AMT) No Opt. Call Baa3 7,852,780
10,440 5.000%, 10/01/35, (AMT) 10/30 at 100.00 Baa3 12,977,964
5,475 5.000%, 10/01/40, (AMT) 10/30 at 100.00 Baa3 6,744,379
5,730 4.375%, 10/01/45, (AMT) 10/30 at 100.00 Baa3 6,640,497
12,355 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Sixteen Series 2019, 4.000%, 9/01/49
9/29 at 100.00 Aa3 14,430,146

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020:
$ 1,500 4.000%, 7/15/40, (AMT) 7/30 at 100.00 Aa3 $ 1,744,815
2,000 4.000%, 7/15/45, (AMT) 7/30 at 100.00 Aa3 2,301,640
10,050 4.000%, 7/15/50, (AMT), (UB) (4) 7/30 at 100.00 Aa3 11,502,526
15,000 4.000%, 7/15/55, (AMT) 7/30 at 100.00 Aa3 17,102,550
875 4.000%, 7/15/55, (AMT), (UB) (4) 7/30 at 100.00 Aa3 997,649
5,485 4.000%, 7/15/60, (AMT), (UB) (4) 7/30 at 100.00 Aa3 6,231,015
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021:
2,780 4.000%, 7/15/46, (AMT) 7/31 at 100.00 Aa3 3,236,949
7,000 4.000%, 7/15/51, (AMT) 7/31 at 100.00 Aa3 8,110,830
1,500 4.000%, 7/15/51, (AMT), (UB) (4) 7/31 at 100.00 Aa3 1,738,035
3,305 5.000%, 7/15/56, (AMT) 7/31 at 100.00 Aa3 4,142,057
Suffolk County, New York, General Obligation Bonds,
Refunding Series 2017A:
3,900 5.000%, 2/01/25 - AGM Insured No Opt. Call AA 4,423,575
5,000 5.000%, 2/01/26 - AGM Insured No Opt. Call AA 5,867,700
3,675 5.000%, 2/01/27 - AGM Insured No Opt. Call AA 4,439,768
1,360 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA- 1,643,070
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2019C, 3.000%, 11/15/46, (UB)
(4)
11/29 at 100.00 AA- 5,351,200
Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A:
4,055 5.000%, 11/15/49 11/30 at 100.00 AA- 5,168,665
2,850 4.000%, 11/15/54 11/30 at 100.00 AA- 3,341,255
Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A:
17,000 5.000%, 11/15/51 5/31 at 100.00 AA- 21,719,370
24,040 4.000%, 11/15/56 5/31 at 100.00 AA- 28,239,788
7,145 5.000%, 11/15/56 5/31 at 100.00 AA- 9,100,229
4,115 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 5.000%, 5/15/51
11/31 at 100.00 N/R 5,356,537
Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-3:
4,000 0.000%, 5/15/51, (UB) (4) 11/31 at 100.00 AA+ 4,748,440
35,440 3.000%, 5/15/51 11/31 at 100.00 N/R 37,683,352
19,580 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 25,210,816
9,905 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R 10,888,963
8,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series A, 5.000%, 6/01/41
6/27 at 100.00 BBB+ 9,268,720
5,200 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 Baa2 5,897,008
1,458,290 Total New York 1,684,440,404
North Carolina - 0.4%
2,735 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021A, 3.000%, 7/01/46, (UB) (4)
7/31 at 100.00 Aa3 2,931,455
3,080 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 3.000%, 7/01/46, (AMT), (UB) (4)
7/31 at 100.00 Aa3 3,284,881

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 5,000 Charlotte, North Carolina, Certificates of Participation, Transit Projects,
Refunding Series 2021A, 3.000%, 6/01/48, (UB) (4)
6/31 at 100.00 AA+ $ 5,412,150
1,000 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/22 - FGIC Insured, (ETM)
No Opt. Call Baa2 (6) 1,000,000
North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster
Project, Refunding Series 2016:
335 5.000%, 10/01/31 10/24 at 102.00 N/R 363,864
890 5.000%, 10/01/37 10/24 at 102.00 N/R 959,500
1,100 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/51
9/28 at 103.00 BBB 1,248,291
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A:
1,930 5.000%, 7/01/47 7/26 at 100.00 BBB 2,185,300
1,005 5.000%, 7/01/51 7/26 at 100.00 BBB 1,135,771
4,310 5.000%, 7/01/54 7/26 at 100.00 BBB 4,864,869
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2020A:
3,075 5.000%, 5/01/30, (AMT) No Opt. Call Aa3 3,969,272
2,750 5.000%, 5/01/34, (AMT) 5/30 at 100.00 Aa3 3,488,017
1,000 5.000%, 5/01/35, (AMT) 5/30 at 100.00 Aa3 1,266,180
2,710 5.000%, 5/01/36, (AMT) 5/30 at 100.00 Aa3 3,424,031
30,920 Total North Carolina 35,533,581
North Dakota - 0.2%
2,585 Burleigh County, North Dakota, Health Care Revenue Bonds, Saint
Alexius Medical Center Project, Refunding Series 2012A, 5.000%,
7/01/38, (Pre-refunded 7/01/22)
7/22 at 100.00 N/R (6) 2,644,171
2,060 Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds,
Series 2015A, 3.750%, 11/01/34, (Pre-refunded 11/01/22) - AGM
Insured
11/22 at 100.00 AA (6) 2,119,740
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
3,375 3.000%, 12/01/46 - AGM Insured 12/31 at 100.00 AA 3,516,547
295 4.000%, 12/01/46 12/31 at 100.00 Baa2 341,498
8,325 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 AA 8,614,460
1,200 4.000%, 12/01/51 12/31 at 100.00 Baa2 1,382,160
17,840 Total North Dakota 18,618,576
Ohio - 1.6%
Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
Obligated Group, Refunding Series 2020:
380 4.000%, 11/15/35, (UB) (4) 11/30 at 100.00 BBB+ 447,032
780 4.000%, 11/15/36, (UB) (4) 11/30 at 100.00 BBB+ 911,929
2,750 3.000%, 11/15/40, (UB) (4) 11/30 at 100.00 BBB+ 2,866,050
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 2,484,750
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
6,500 3.000%, 6/01/48 6/30 at 100.00 BBB+ 6,670,365
5,000 4.000%, 6/01/48 6/30 at 100.00 BBB+ 5,626,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 43,430 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R $ 50,470,872
750 Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds,
Liberty Center Project, Liberty Community Authority, Series 2014C,
6.000%, 12/01/43
12/22 at 100.00 N/R 756,405
3,770 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Series 2016, 5.000%, 11/15/45
11/26 at 100.00 A 4,458,138
2,370 Cleveland, Ohio, General Obligation Bonds, Various Purpose Refunding
Series 2021A, 3.000%, 12/01/49
6/30 at 100.00 AA+ 2,534,431
Cleveland, Ohio, Income Tax Revenue Bonds, Public
Facilities Improvements, Refunding Subordinate Lien Series
2021A-1:
2,000 3.000%, 10/01/43 10/30 at 100.00 AA 2,152,480
3,400 3.000%, 10/01/44 10/30 at 100.00 AA 3,637,388
3,505 3.000%, 10/01/45 10/30 at 100.00 AA 3,726,025
2,500 3.000%, 10/01/46 10/30 at 100.00 AA 2,644,125
5,000 Franklin City School District, Warren County, Ohio, General Obligation
Bonds, School Improvement Series 2021A, 3.000%, 11/01/50
11/30 at 100.00 Aa2 5,311,950
635 Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue
Bonds, Southwest General Health Center Project, Refunding Series
2020A, 4.000%, 8/01/47
8/30 at 100.00 A2 730,161
250 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding &
Improvement  Series 2021, 4.000%, 8/01/41
2/31 at 100.00 A+ 295,017
3,700 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 4,625
10,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 11,713,200
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/2021)
No Opt. Call N/R 6,223,429
2,500 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750%, 12/01/23 (8)
No Opt. Call N/R 3,125
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/1/2029)
No Opt. Call BBB+ 1,098,230
1,075 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, (AMT), 144A
1/28 at 100.00 N/R 1,228,166
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 898,897
3,495 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/46
1/26 at 100.00 A 4,013,204
7,235 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2020A, 5.000%, 1/15/50
1/30 at 100.00 A 8,851,371
1,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (8)
No Opt. Call N/R 1,875

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 700 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R $ 875
7,625 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (8)
No Opt. Call N/R 9,531
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Refunding and Improvement Series 2012:
265 5.000%, 12/01/22 No Opt. Call BB- 273,809
3,000 5.750%, 12/01/32 12/22 at 100.00 BB- 3,098,550
2,000 6.000%, 12/01/42 12/22 at 100.00 BB- 2,063,540
Wood County, Ohio, Hospital Facilities Revenue
Bonds, Wood County Hospital Project, Refunding and
Improvement Series 2012:
1,330 5.000%, 12/01/27, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 1,388,334
670 5.000%, 12/01/27, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 699,386
1,800 5.000%, 12/01/32, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 1,878,948
910 5.000%, 12/01/32, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 949,913
153,780 Total Ohio 140,122,126
Oklahoma - 0.3%
1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third
Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 A1 1,774,746
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
2,475 5.500%, 8/15/52 8/28 at 100.00 Baa3 3,059,273
11,720 5.500%, 8/15/57 8/28 at 100.00 Baa3 14,462,011
811 Oklahoma Development Finance Authority, Revenue Bonds, Provident
Oklahoma Education Resources Inc.- Cross Village Student Housing
Project, Series 2017, 0.000%, 8/01/52 (8)
8/27 at 100.00 N/R 892
9,090 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/1/2025)
6/25 at 100.00 B- 10,153,985
25,566 Total Oklahoma 29,450,907
Oregon - 0.4%
8,500 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%,
1/01/48
1/26 at 100.00 A+ 9,714,905
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Mirabella South Waterfront, Refunding
Series 2014A:
1,855 5.400%, 10/01/44 10/24 at 100.00 N/R 1,986,928
1,600 5.500%, 10/01/49 10/24 at 100.00 N/R 1,714,912
1,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+ 1,247,030
14,885 Oregon Facilities Authority, Revenue Bonds, Willamette University,
Refunding Series 2021A, 4.000%, 10/01/51
4/31 at 100.00 BBB 16,954,461
215 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
1/22 at 100.00 Aaa 218,126
9,925 Yamhill County School District 29J Newberg, Oregon, General
Obligation Bonds, Series 2021A, 0.000%, 6/15/51
6/31 at 58.37 Aa1 4,564,408
37,980 Total Oregon 36,400,770

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 3.8%
$ 315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
8/22 at 100.00 B $ 321,105
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh
Medical Center, Series 2019A:
4,540 4.000%, 7/15/38 7/29 at 100.00 A 5,296,500
2,555 4.000%, 7/15/39 7/29 at 100.00 A 2,975,604
1,070 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corp., Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call B 1,163,283
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Series 2018:
260 5.000%, 5/01/23, 144A No Opt. Call Ba3 273,174
300 5.000%, 5/01/42, 144A 5/28 at 100.00 Ba3 350,580
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Subordinate Lien, Series 2018:
5,565 5.000%, 5/01/28, 144A No Opt. Call N/R 6,595,694
1,580 5.375%, 5/01/42, 144A 5/28 at 100.00 N/R 1,858,712
2,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 2,279,880
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refunding Series 2006A:
5,800 4.375%, 1/01/35, (Mandatory Put 7/1/2022) No Opt. Call N/R 5,874,762
455 3.500%, 4/01/41 (8) No Opt. Call N/R 569
3,750 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (8)
No Opt. Call N/R 4,687
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (8)
No Opt. Call N/R 2,500
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47, (Mandatory Put 4/1/2021)
4/31 at 100.00 N/R 2,399,935
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 9,085,723
6,300 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51, (UB) (4)
12/31 at 100.00 N/R 7,347,501
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
1,395 5.000%, 1/01/38 1/25 at 100.00 BBB+ 1,532,142
150 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (6) 169,832
Delaware River Joint Toll Bridge Commission, New
Jersey and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2019B:
1,100 5.000%, 7/01/31 7/29 at 100.00 A1 1,404,832
1,015 5.000%, 7/01/32 7/29 at 100.00 A1 1,293,343
1,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%,
7/01/44
7/29 at 100.00 A1 1,243,890

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,790 Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/43, (Pre-refunded 12/01/26)
12/26 at 100.00 A2 (6) $ 4,585,824
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2018A:
4,000 4.000%, 9/01/36, (UB) (4) 9/28 at 100.00 A 4,596,920
2,185 5.000%, 9/01/43 9/28 at 100.00 A 2,645,795
5,445 5.000%, 9/01/48 9/28 at 100.00 A 6,555,235
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
1,000 4.000%, 9/01/37, (UB) (4) 9/29 at 100.00 A 1,156,290
2,240 4.000%, 9/01/44 9/29 at 100.00 A 2,558,237
Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert
Einstein Healthcare Network Issue, Series 2015A:
1,860 5.250%, 1/15/45 1/25 at 100.00 Ba1 2,105,371
1,310 5.250%, 1/15/46 1/25 at 100.00 Ba1 1,481,702
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 2,604,174
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 2,604,174
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 1,762,233
2,500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38
9/25 at 100.00 Caa1 1,940,525
4,500 Pennsylvania Economic Development Financing Authority, Governmental
Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%,
3/01/34, (Pre-refunded 3/01/22)
3/22 at 100.00 A (6) 4,534,380
Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015:
10,395 5.000%, 12/31/38, (AMT) 6/26 at 100.00 BBB 12,171,402
3,750 5.000%, 6/30/42, (AMT) 6/26 at 100.00 BBB 4,371,112
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
11/22 at 100.00 BB+ 3,935,304
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of Pennsylvania Health System,
Series 2019:
1,000 4.000%, 8/15/34 8/29 at 100.00 AA 1,190,380
1,000 4.000%, 8/15/35 8/29 at 100.00 AA 1,188,710
1,500 4.000%, 8/15/36 8/29 at 100.00 AA 1,780,005
2,000 4.000%, 8/15/37 8/29 at 100.00 AA 2,368,660
4,225 4.000%, 8/15/38 8/29 at 100.00 AA 4,995,978
2,495 4.000%, 8/15/39 8/29 at 100.00 AA 2,945,148
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 A+ 3,757,840
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+ 8,404,971
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA 18,571,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
$ 3,180 5.000%, 6/01/42 6/27 at 100.00 A3 $ 3,789,033
4,540 5.250%, 6/01/47 6/27 at 100.00 A3 5,483,503
29,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 5.000%, 12/01/44
12/29 at 100.00 A3 36,222,160
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2021A:
2,000 4.000%, 12/01/40 12/31 at 100.00 A 2,380,280
2,375 4.000%, 12/01/41 12/31 at 100.00 A 2,819,576
10,070 3.000%, 12/01/42, (UB) (4) 12/30 at 100.00 A 10,710,855
1,500 3.000%, 12/01/42 12/30 at 100.00 A 1,595,460
2,500 4.000%, 12/01/42 12/31 at 100.00 A 2,955,000
1,700 4.000%, 12/01/44 12/30 at 100.00 A 1,979,089
4,000 4.000%, 12/01/46 12/31 at 100.00 A 4,688,720
1,000 4.000%, 12/01/46 12/30 at 100.00 A 1,159,880
1,590 4.000%, 12/01/50 12/30 at 100.00 A 1,841,602
16,550 3.000%, 12/01/51, (UB) (4) 12/31 at 100.00 A 17,376,672
Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds,
Series 2018:
2,500 5.000%, 5/01/36 5/28 at 100.00 A 3,058,850
2,250 5.000%, 5/01/37 5/28 at 100.00 A 2,749,972
2,230 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%,
6/15/50, 144A
12/27 at 100.00 N/R 2,397,518
Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
1998 General Ordinance, Refunding Sixteenth Series
2020B:
1,265 4.000%, 8/01/36 - AGM Insured 8/30 at 100.00 AA 1,503,351
1,615 4.000%, 8/01/37 - AGM Insured 8/30 at 100.00 AA 1,916,520
1,500 4.000%, 8/01/39 - AGM Insured 8/30 at 100.00 AA 1,773,540
1,750 4.000%, 8/01/40 - AGM Insured 8/30 at 100.00 AA 2,064,248
Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
1998 General Ordinance, Sixteenth Series 2020A:
4,525 4.000%, 8/01/45 - AGM Insured 8/30 at 100.00 AA 5,280,358
3,365 5.000%, 8/01/50 - AGM Insured 8/30 at 100.00 AA 4,223,883
Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017:
8,865 5.000%, 7/01/31 7/27 at 100.00 BBB- 10,623,284
1,930 5.000%, 7/01/32 7/27 at 100.00 BBB- 2,308,821
5,400 5.000%, 7/01/34 7/27 at 100.00 BBB- 6,428,592
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Series 2021A:
6,665 4.000%, 9/01/39 9/31 at 100.00 N/R 7,917,287
4,665 4.000%, 9/01/40 9/31 at 100.00 N/R 5,531,570
6,665 4.000%, 9/01/41 9/31 at 100.00 N/R 7,883,895
4,475 4.000%, 9/01/46 9/31 at 100.00 N/R 5,236,466
4,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 A2 4,804,120
8,875 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
Refunding Series 2012, 5.000%, 11/01/28, (Pre-refunded 11/01/22)
11/22 at 100.00 A+ (6) 9,225,208
2,400 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series
2010, 5.000%, 2/01/30 - AGM Insured
2/22 at 100.00 AA 2,406,984
298,420 Total Pennsylvania 336,622,415

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico - 2.2%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
$ 4,750 5.000%, 7/01/28, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R $ 5,589,990
6,800 5.000%, 7/01/29, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 8,114,440
3,600 4.000%, 7/01/42, 144A (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 3,991,212
23,075 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 27,424,868
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
6,695 5.000%, 7/01/22, 144A No Opt. Call N/R 6,842,089
6,250 5.000%, 7/01/24, 144A No Opt. Call N/R 6,894,625
11,340 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 14,204,371
22,420 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 27,683,992
5,020 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 5,684,447
3,745 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 4,046,136
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,968 4.500%, 7/01/34 7/25 at 100.00 N/R 7,634,837
72,283 0.000%, 7/01/46 7/28 at 41.38 N/R 24,653,563
39,000 0.000%, 7/01/51 7/28 at 30.01 N/R 9,604,140
3,129 4.750%, 7/01/53 7/28 at 100.00 N/R 3,582,924
31,279 5.000%, 7/01/58 7/28 at 100.00 N/R 36,285,204
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 1,142,600
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 N/R 3,387,870
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,258,580
252,354 Total Puerto Rico 199,025,888
South Carolina - 0.9%
3,330 Columbia, South Carolina, Stormwater System Revenue Bonds, City
Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48
2/28 at 100.00 AA+ 4,108,121
10,000 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/1/2024)
11/23 at 100.30 Aa2 10,665,800
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series
2018, 5.000%, 11/01/48
5/28 at 100.00 AA 3,000,525
3,000 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48
5/28 at 100.00 A 3,582,720
7,140 South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43, (Pre-
refunded 6/01/22)
6/22 at 100.00 A (6) 7,281,515
3,000 South Carolina Public Service Authority, Revenue Obligation Bonds,
Improvement Series 2021B, 4.000%, 12/01/51, (UB) (4)
12/31 at 100.00 A 3,531,060
7,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 4.000%,
12/01/42, (UB) (4)
12/30 at 100.00 A 8,839,575
2,385 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014B, 5.000%, 12/01/31
6/24 at 100.00 A 2,630,703

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 2,165 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/31
6/26 at 100.00 A $ 2,543,723
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A 5,895,250
2,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013A, 5.500%, 12/01/33
12/23 at 100.00 A 2,188,880
4,520 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48
12/23 at 100.00 A 4,894,708
South Carolina State Ports Authority, Revenue Bonds, Series
2018:
4,860 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A+ 5,968,663
3,760 5.000%, 7/01/32, (AMT) 7/28 at 100.00 A+ 4,608,519
4,000 South Carolina Transportation Infrastructure Bank, Revenue Bonds,
Refunding Series 2016A, 3.000%, 10/01/36
10/25 at 100.00 Aa3 4,258,680
2,500 Spartanburg Regional Health Services District, Inc., South Carolina,
Hosptial Revenue Bonds, Series 2020A, 4.000%, 4/15/45 - AGM
Insured
4/30 at 100.00 AA 2,910,300
67,660 Total South Carolina 76,908,742
South Dakota - 0.1%
5,710 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc, Series 2020A, 3.000%, 9/01/45, (UB) (4)
9/30 at 100.00 AA- 6,039,239
4,800 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50, (UB) (4)
9/30 at 100.00 AA- 5,540,016
910 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 AA- 1,038,583
11,420 Total South Dakota 12,617,838
Tennessee - 4.4%
1,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/37
1/25 at 102.00 N/R 891,110
2,920 Blount County, Tennessee, General Obligation Bonds, Refunding Series
2016B, 5.000%, 6/01/33
6/26 at 100.00 AA+ 3,447,118
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 N/R 2,592,250
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, Catholic Health
Initiatives, Series 2013A:
1,500 5.000%, 1/01/33, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ (6) 1,569,420
1,000 5.250%, 1/01/45, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ (6) 1,048,750
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit Health,
Series 2019A-2:
100 5.000%, 8/01/31 8/29 at 100.00 BBB+ 126,814
100 5.000%, 8/01/32 8/29 at 100.00 BBB+ 126,372
105 5.000%, 8/01/33 8/29 at 100.00 BBB+ 132,314
100 5.000%, 8/01/35 8/29 at 100.00 BBB+ 125,464
100 5.000%, 8/01/37 8/29 at 100.00 BBB+ 124,685
835 5.000%, 8/01/44 8/29 at 100.00 BBB+ 1,026,031
2,310 5.000%, 8/01/49 8/29 at 100.00 BBB+ 2,821,041
Chattanooga, Tennessee, Electric System Enterprise
Revenue Bonds, Series 2015A:
500 5.000%, 9/01/31 9/25 at 100.00 AA+ 574,965
1,750 5.000%, 9/01/32 9/25 at 100.00 AA+ 2,011,695

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Chattanooga-Hamilton County Hospital Authority,
Tennessee, Hospital Revenue Bonds, Erlanger Health
System, Refunding Series 2014A:
$ 500 5.000%, 10/01/34 10/24 at 100.00 BBB $ 554,910
1,575 5.000%, 10/01/44 10/24 at 100.00 BBB 1,742,202
665 Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series
2015, 5.000%, 9/01/27
9/24 at 100.00 Aa2 744,634
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 A 561,275
900 Franklin County Health and Educational Facilities Board, Tennessee,
Revenue Bonds, University of the South, Refunding & Improvement
Series 2014, 5.000%, 9/01/29
9/22 at 100.00 A+ 926,955
Franklin Special School District, Williamson County,
Tennessee, General Obligation Bonds, School
Improvement Series 2019:
1,000 5.000%, 6/01/37 6/29 at 100.00 Aa1 1,265,710
1,000 5.000%, 6/01/38 6/29 at 100.00 Aa1 1,263,820
Gallatin, Tennessee, Water and Sewer Revenue Bonds,
Refunding & Improvement Series 2015:
1,655 5.000%, 1/01/31, (Pre-refunded 1/01/25) 1/25 at 100.00 AA 1,879,103
1,270 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 AA 1,441,971
Greeneville Health and Educational Facilities Board,
Tennessee, Hospital Revenue Bonds, Ballad Health, Series
2018A:
5,000 5.000%, 7/01/31 7/23 at 100.00 A 5,329,850
4,860 5.000%, 7/01/32 7/23 at 100.00 A 5,176,823
1,660 5.000%, 7/01/33 7/23 at 100.00 A 1,767,186
6,500 5.000%, 7/01/34 7/23 at 100.00 A 6,916,715
2,000 5.000%, 7/01/36 7/28 at 100.00 A 2,433,400
2,395 5.000%, 7/01/37 7/28 at 100.00 A 2,909,111
1,375 Hallsdale-Powell Utility District, Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding & Improvement Series 2019, 4.000%,
4/01/39
4/29 at 100.00 AA 1,621,923
Hallsdale-Powell Utility District, Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding Series 2018:
1,000 4.000%, 4/01/35 4/26 at 100.00 AA 1,127,200
1,415 4.000%, 4/01/38 4/26 at 100.00 AA 1,592,172
1,500 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%,
9/01/25
No Opt. Call AA+ 1,744,950
Harpeth Valley Utilities District, Davidson and Williamson
Counties, Tennessee, Utilities Revenue Bonds, Refunding
Series 2016:
2,870 5.000%, 9/01/34 9/25 at 100.00 AA+ 3,318,265
4,785 5.000%, 9/01/42 9/25 at 100.00 AA+ 5,538,303
6,000 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44
9/24 at 100.00 AA+ 6,671,400
Harpeth Valley Utilities District, Davidson and Williamson
Counties, Tennessee, Utilities Revenue Bonds, Series 2020:
1,425 4.000%, 9/01/40, (UB) (4) 9/29 at 100.00 AA+ 1,694,653
3,385 4.000%, 9/01/45, (UB) (4) 9/29 at 100.00 AA+ 3,986,277
2,950 4.000%, 9/01/50, (UB) (4) 9/29 at 100.00 AA+ 3,465,896
5,130 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%,
12/01/25
No Opt. Call AA+ 5,882,571

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 670 Jackson Energy Authority, Tennessee, Gas System Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 6/01/28
6/25 at 100.00 Aa2 $ 768,135
Jackson Energy Authority, Tennessee, Water System
Revenue Bonds, Series 2012:
270 5.000%, 12/01/24 No Opt. Call Aa3 305,438
140 5.000%, 12/01/25 No Opt. Call Aa3 163,954
175 5.000%, 12/01/26 No Opt. Call Aa3 211,463
3,825 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Refunding 2015, 5.000%, 4/01/36
4/25 at 100.00 A 4,307,103
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A:
2,740 5.000%, 4/01/41 10/28 at 100.00 N/R 3,322,003
145 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 N/R (6) 182,484
Johnson City Energy Authority, Tennessee, Electric System
Revenue Bonds, Series 2017:
1,000 5.000%, 5/01/28 5/27 at 100.00 Aa2 1,216,230
1,000 5.000%, 5/01/29 5/27 at 100.00 Aa2 1,212,430
1,000 Johnson City Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Mountain States Health Alliance, Series
2012A, 5.000%, 8/15/42
8/22 at 100.00 A 1,025,440
Johnson City Health and Educational Facilities Board,
Tennessee, Hospital Revenue Refunding and Improvement
Bonds, Johnson City Medical Center, Series 1998C:
2,735 5.125%, 7/01/25 - NPFG Insured, (ETM) 1/22 at 100.00 Baa2 (6) 2,972,835
9,570 5.250%, 7/01/28 - NPFG Insured, (ETM) 1/22 at 100.00 Baa2 (6) 9,984,764
1,200 Kingsport Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%,
7/20/29
1/22 at 100.00 N/R 1,200,972
4,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series 2016,
5.000%, 9/01/47
9/26 at 100.00 BBB 4,511,640
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
2,000 4.000%, 4/01/36 4/27 at 100.00 BBB 2,191,180
310 5.000%, 4/01/36 4/27 at 100.00 BBB 358,124
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2016A:
2,955 5.000%, 1/01/36 1/27 at 100.00 A+ 3,512,313
5,815 5.000%, 1/01/47 1/27 at 100.00 A+ 6,844,662
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, East Tennessee
Children's Hospital, Series 2019:
3,030 5.000%, 11/15/37 2/29 at 100.00 A 3,705,114
7,500 4.000%, 11/15/43 2/29 at 100.00 A 8,493,600
1,315 Knox-Chapman Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding and Improvement Series 2015,
5.000%, 1/01/31
1/25 at 100.00 AA- 1,490,500
Knox-Chapman Utility District of Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding and
Improvement Series 2017:
1,475 4.000%, 1/01/32 1/26 at 100.00 AA- 1,657,384
1,000 4.000%, 1/01/35 1/26 at 100.00 AA- 1,119,610

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Loudon, Tennessee, Water and Sewer Revenue Refunding
Bonds, Series 2012A:
$ 485 4.000%, 3/01/22, (AMT), (ETM) No Opt. Call A+ (6) $ 487,794
1,000 4.000%, 3/01/28, (Pre-refunded 3/01/22), (AMT) 3/22 at 100.00 A+ (6) 1,005,740
2,000 5.000%, 3/01/32, (Pre-refunded 3/01/22), (AMT) 3/22 at 100.00 A+ (6) 2,014,640
1,315 McMinnville-Warren County Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series
2009, 5.500%, 11/20/39
1/22 at 100.00 N/R 1,332,555
6,000 Memphis & Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tourism Development Zone
Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30
11/26 at 100.00 AA 7,147,020
4,730 Memphis, Tennessee, Electric System Revenue Bonds, Memphis Light ,
Gas and Water Division Series 2020A, 4.000%, 12/01/50
12/30 at 100.00 Aa2 5,644,073
3,270 Memphis, Tennessee, Gas System Revenue Bonds, Memphis Light, Gas &
Water Division, Series 2020, 4.000%, 12/01/50
12/30 at 100.00 Aa1 3,884,041
1,400 Memphis, Tennessee, Gas System Revenue Bonds, Series 2017, 5.000%,
12/01/31
12/27 at 100.00 Aa1 1,730,498
Memphis, Tennessee, Sanitary Sewerage System Revenue
Bonds, Refunding Series 2020B:
1,000 5.000%, 10/01/35, (UB) (4) 10/30 at 100.00 AA+ 1,311,310
1,420 5.000%, 10/01/36, (UB) (4) 10/30 at 100.00 AA+ 1,858,823
1,500 5.000%, 10/01/37, (UB) (4) 10/30 at 100.00 AA+ 1,959,285
2,250 5.000%, 10/01/38, (UB) (4) 10/30 at 100.00 AA+ 2,933,842
2,560 5.000%, 10/01/39, (UB) (4) 10/30 at 100.00 AA+ 3,331,661
2,120 5.000%, 10/01/40, (UB) (4) 10/30 at 100.00 AA+ 2,754,580
2,000 Memphis, Tennessee, Water System Revenue Bonds, Memphis Light, Gas
& Water Divsion Series 2020, 4.000%, 12/01/50
12/30 at 100.00 AAA 2,399,320
215 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call N/R 208,350
Memphis-Shelby County Airport Authority, Tennessee,
Airport Revenue Bonds, Refunding Series 2020A:
1,040 4.000%, 7/01/35 7/30 at 100.00 A2 1,235,790
450 4.000%, 7/01/36 7/30 at 100.00 A2 533,633
455 4.000%, 7/01/37 7/30 at 100.00 A2 538,392
375 4.000%, 7/01/38 7/30 at 100.00 A2 442,969
635 4.000%, 7/01/39 7/30 at 100.00 A2 748,659
10,425 Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue
Bonds, Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 A 12,486,752
4,715 Metropolitan Governemnt of Nashville & Davidson County Health and
Educational Facilities Board, Tennessee, Multifamily Housing Revenue
Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%,
3/01/40, (Mandatory Put 3/1/2025)
1/22 at 100.00 AA+ 4,727,070
1,035 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series
2010A-1, 5.000%, 7/01/26
1/22 at 100.00 A+ 1,038,353
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Blakeford at Green Hills, Refunding &
Improvement Series 2012:
1,500 5.000%, 7/01/27, (Pre-refunded 7/01/22) 7/22 at 100.00 BBB- (6) 1,533,585
1,340 5.000%, 7/01/32, (Pre-refunded 7/01/22) 7/22 at 100.00 BBB- (6) 1,370,003
1,210 5.000%, 7/01/37, (Pre-refunded 7/01/22) 7/22 at 100.00 BBB- (6) 1,237,092
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at
Green Hills, Series 2020A, 4.000%, 11/01/55
11/25 at 102.00 BBB- 2,123,880

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Knowledge Academy Charter School,
Series 2017A:
$ 1,000 0.000%, 6/15/27, 144A (8) No Opt. Call N/R $ 600,000
1,900 0.000%, 6/15/37, 144A (8) 6/27 at 100.00 N/R 1,140,000
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Lipscomb University, Refunding &
Improvement Series 2016A:
610 5.000%, 10/01/30 10/26 at 100.00 BBB 712,163
640 5.000%, 10/01/31 10/26 at 100.00 BBB 744,934
670 5.000%, 10/01/32 10/26 at 100.00 BBB 778,486
705 5.000%, 10/01/33 10/26 at 100.00 BBB 818,004
745 5.000%, 10/01/34 10/26 at 100.00 BBB 863,053
780 5.000%, 10/01/35 10/26 at 100.00 BBB 902,062
2,750 5.000%, 10/01/45 10/26 at 100.00 BBB 3,145,093
2,500 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2019A, 5.250%, 10/01/58
10/29 at 100.00 BBB 3,040,050
515 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52, 144A
6/26 at 100.00 N/R 563,353
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Vanderbilt University Medical Center,
Series 2016A:
2,740 5.000%, 7/01/35 7/26 at 100.00 A3 3,238,982
1,165 5.000%, 7/01/40 7/26 at 100.00 A3 1,373,290
5,240 5.000%, 7/01/46, (UB) (4) 7/26 at 100.00 A3 6,141,018
5,000 5.000%, 7/01/46 7/26 at 100.00 A3 5,859,750
385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 A3 461,103
5,000 Metropolitan Government of Nashville-Davidson County, Tennessee,
Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42
5/27 at 100.00 AA+ 6,059,700
495 Metropolitan Government of Nashville-Davidson County, Tennessee,
General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23,
(Pre-refunded 7/01/22)
7/22 at 100.00 N/R (6) 506,771
2,500 Metropolitan Government of Nashville-Davidson County, Tennessee,
General Obligation Bonds, Tender Option Bond Trust 2015-XF0224,
17.953%, 7/01/27, (Pre-refunded 7/01/23), 144A, (IF)
7/23 at 100.00 AA (6) 3,201,650
5,750 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 6,564,430
Metropolitan Nashville Airport Authority, Tennessee,
Airport Revenue Bonds, Subordinate Series 2019A:
1,000 4.000%, 7/01/49 7/30 at 100.00 A2 1,155,010
5,350 4.000%, 7/01/54 7/30 at 100.00 A2 6,168,497
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/44, (AMT)
7/30 at 100.00 A2 2,489,320
1,160 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26
1/22 at 100.00 Baa3 1,160,986

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway
Development Project, Series 2018:
$ 700 4.500%, 6/01/28, 144A No Opt. Call N/R $ 766,556
570 5.125%, 6/01/36, 144A 6/28 at 100.00 N/R 650,826
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
3,250 0.000%, 4/01/39 4/31 at 83.61 AA 2,178,020
5,300 0.000%, 4/01/40 4/31 at 81.47 AA 3,438,004
4,850 0.000%, 4/01/41 4/31 at 79.40 AA 3,037,603
4,175 0.010%, 4/01/42 4/31 at 77.25 AA 2,530,509
3,485 0.010%, 4/01/43 4/31 at 75.19 AA 2,046,009
3,275 0.000%, 4/01/44 4/31 at 73.15 AA 1,859,741
4,675 0.010%, 4/01/45 4/31 at 71.11 AA 2,569,006
4,450 0.000%, 4/01/46 4/31 at 69.30 AA 2,373,942
Portland, Tennessee, Water and Sewer System Revenue
Bonds, Series 2020:
1,225 4.000%, 4/01/35 - AGM Insured 4/30 at 100.00 AA 1,462,185
1,485 4.000%, 4/01/40 - AGM Insured 4/30 at 100.00 AA 1,755,760
1,000 Shelby County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series
2012, 5.000%, 5/01/42, (Pre-refunded 5/01/22)
5/22 at 100.00 A1 (6) 1,015,560
Shelby County Health, Educational and Housing Facility
Board, Tennessee, Educational Facilities Revenue Bonds,
Rhodes College, Series 2015:
700 5.000%, 8/01/40 8/25 at 100.00 A+ 797,902
1,000 5.000%, 8/01/45 8/25 at 100.00 A+ 1,140,770
1,100 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Residential Care Facility Mortgage Revenue Bonds, The
Village  at Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 BBB- 1,186,240
1,500 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Residential Care Facility Mortgage Revenue Bonds, The
Village at Germantown, Series 2012, 5.250%, 12/01/42, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R (6) 1,568,130
Tennessee State School Bond Authority, Higher
Educational Facilities Second Program Bonds, Refunding
Series 2015B:
4,160 5.000%, 11/01/33, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (6) 4,858,298
6,225 5.000%, 11/01/34, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (6) 7,269,928
1,500 5.000%, 11/01/35, (Pre-refunded 11/01/25) 11/25 at 100.00 AA+ (6) 1,751,790
5,000 5.000%, 11/01/40, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (6) 5,839,300
1,295 5.000%, 11/01/40, (Pre-refunded 11/01/25) 11/25 at 100.00 AA+ (6) 1,512,379
10,000 5.000%, 11/01/45, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (6) 11,678,600
Tennessee State, General Obligation Bonds, Series 2014A:
1,000 5.000%, 9/01/33, (Pre-refunded 9/01/24) 9/24 at 100.00 AAA (6) 1,122,900
675 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 AAA (6) 757,958
Tennessee State, General Obligation Bonds, Series 2015A:
1,535 5.000%, 8/01/34, (Pre-refunded 8/01/25) 8/25 at 100.00 AAA (6) 1,782,319
1,250 5.000%, 8/01/35, (Pre-refunded 8/01/25) 8/25 at 100.00 AAA (6) 1,451,400
3,785 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/1/2025)
8/25 at 100.22 A2 4,178,867
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006A:
1,755 5.250%, 9/01/22 No Opt. Call A2 1,809,738
3,230 5.250%, 9/01/24 No Opt. Call A2 3,612,658
2,520 5.250%, 9/01/26 No Opt. Call A2 2,959,841

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB $ 2,537,850
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
250 5.000%, 2/01/22 No Opt. Call A 250,860
600 5.000%, 2/01/23 No Opt. Call A 628,626
100 5.000%, 2/01/24 No Opt. Call A 108,882
5,090 5.000%, 2/01/27 No Opt. Call A 6,004,673
10,870 4.000%, 5/01/48, (Mandatory Put 5/1/2023) 2/23 at 100.43 A2 11,305,887
Watauga River Regional Water Authority, Tennessee,
Waterworks Revenue Bonds, Series 2012:
500 5.000%, 7/01/34, (Pre-refunded 7/01/22) 7/22 at 100.00 A (6) 511,515
4,385 5.000%, 7/01/42, (Pre-refunded 7/01/22) 7/22 at 100.00 A (6) 4,485,987
1,700 Watauga River Regional Water Authority, Tennessee, Waterworks
Revenue Bonds, Series 2017, 4.000%, 7/01/37
7/27 at 100.00 A 1,943,933
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%,
6/01/41
6/24 at 100.00 AA+ 551,005
4,995 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45
6/25 at 100.00 AA 5,696,498
310 Williamson County H.B. & T.S. Utility District, Tennessee, Waterworks
Revenue Bonds, Series 2020, 4.000%, 9/01/41
9/29 at 100.00 AA 366,445
359,130 Total Tennessee 389,994,997
Texas - 6.3%
8,520 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/56, (UB) (4)
8/31 at 100.00 Aaa 9,047,132
6,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Harmony Public Schools, Series 2021A, 3.000%,
2/15/46, (UB) (4)
2/31 at 100.00 AAA 6,420,540
4,035 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Riverwalk Education Foundation, Series 2019, 3.000%,
8/15/54, (UB) (4)
8/29 at 100.00 AAA 4,228,438
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A:
125 5.000%, 12/01/46 12/26 at 100.00 BBB- 142,892
740 5.000%, 12/01/51 12/26 at 100.00 BBB- 844,414
10,000 Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series
2018C, 5.000%, 2/15/48 - BAM Insured
2/23 at 100.00 AA 10,405,700
Austin, Texas, Airport System Revenue Bonds, Series
2019B:
6,000 5.000%, 11/15/44, (AMT) 11/29 at 100.00 A1 7,426,440
10,960 5.000%, 11/15/48, (AMT) 11/29 at 100.00 A1 13,482,006
Carrollton-Farmers Branch Independent School District,
Dallas County, Texas, General Obligation Bonds, School
Building Series 2021:
1,260 3.000%, 2/15/37 2/30 at 100.00 AAA 1,407,395
1,150 3.000%, 2/15/38 2/30 at 100.00 AAA 1,282,342
965 3.000%, 2/15/39 2/30 at 100.00 AAA 1,074,016
765 3.000%, 2/15/40 2/30 at 100.00 AAA 850,068
4,740 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 3.000%, 1/01/46
7/31 at 100.00 N/R 5,026,059
5,410 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2018, 5.000%, 1/01/48
1/28 at 100.00 A- 6,432,111

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,745 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
8/22 at 100.00 A- $ 2,809,260
1,250 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
8/23 at 100.00 A- 1,350,137
2,500 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2014A, 4.250%,
12/01/34
12/24 at 100.00 BBB- 2,664,125
9,700 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 BBB- 10,668,254
Collin County Community College District, Texas, General
Obligation Bonds, Series 2020A:
3,870 4.000%, 8/15/36 8/29 at 100.00 AAA 4,641,872
4,105 4.000%, 8/15/37 8/29 at 100.00 AAA 4,914,013
3,300 4.000%, 8/15/38 8/29 at 100.00 AAA 3,944,193
4,615 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 N/R 5,447,361
12,265 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/46, (UB) (4)
12/25 at 100.00 AA+ 14,379,118
1,720 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
11/22 at 100.00 Baa2 1,774,146
Fort Bend County, Texas, Toll Road Revenue Bonds, Senior
Lien Series 2021:
1,000 3.000%, 3/01/46 - BAM Insured, (UB) (4) 3/31 at 100.00 AA 1,077,300
1,625 3.000%, 3/01/51, (UB) (4) 3/31 at 100.00 AA 1,733,729
Fort Bend Grand Parkway Toll Road Authority:
1,555 3.000%, 3/01/46, (UB) (4) 3/31 at 100.00 Aa1 1,688,730
1,485 3.000%, 3/01/51, (UB) (4) 3/31 at 100.00 Aa1 1,604,869
Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Refunding First Tier Series 2020C:
8,000 4.000%, 10/01/45 4/30 at 100.00 A+ 9,320,480
12,420 4.000%, 10/01/49 4/30 at 100.00 A+ 14,405,213
1,075 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
10/22 at 100.00 BB 1,089,857
5,200 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/1/2026)
9/26 at 100.78 A+ 6,220,084
23,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A,
3.000%, 10/01/51, (UB) (4)
10/31 at 100.00 AA 25,140,770
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 Baa2 8,814,992
1,325 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2 723,980
1,735 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/30, (AMT)
7/25 at 100.00 B 1,923,994
7,115 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 8,331,950

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 9,900 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call B $ 11,800,206
250 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 Ba3 271,302
430 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B- 503,199
1,645 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 1,765,447
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 1,171,040
8,755 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2017B, 5.000%, 11/15/37
11/27 at 100.00 Aa2 10,752,716
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Facilities
Department, Refunding Series 2014:
2,560 5.000%, 9/01/32 9/24 at 100.00 A 2,824,294
335 5.000%, 9/01/34 9/24 at 100.00 A 369,683
Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project,
Series 2015:
1,360 5.000%, 8/15/30 8/25 at 100.00 A 1,553,338
1,280 5.000%, 8/15/35 8/25 at 100.00 A 1,459,520
Lamar Consolidated Independent School District,
Fort Bend County, Texas, General Obligation Bonds,
Schoolhouse Series 2021:
9,460 3.000%, 2/15/51 2/31 at 100.00 AAA 10,220,206
5,000 3.000%, 2/15/56, (UB) (4) 2/31 at 100.00 AAA 5,393,150
1,000 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/35, (AMT)
11/26 at 100.00 A1 1,186,190
6,720 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
11/22 at 100.00 Baa1 6,975,629
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2018, 5.000%, 5/15/48
5/28 at 100.00 A+ 2,167,308
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2020:
2,250 5.000%, 5/15/34 5/29 at 100.00 A+ 2,839,590
1,120 5.000%, 5/15/35 5/29 at 100.00 A+ 1,409,542
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
3,000 5.000%, 5/15/46 5/30 at 100.00 A+ 3,761,070
5,795 5.000%, 5/15/51 5/30 at 100.00 A+ 7,234,130
7,000 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series
2001A, 2.600%, 11/01/29
No Opt. Call A- 7,449,050
4,520 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
1/22 at 105.00 BB- 4,753,639

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,510 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (8),(9)
1/26 at 102.00 N/R $ 115,764
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Legacy at Willow Bend Project, Series 2016:
665 5.000%, 11/01/46 11/23 at 103.00 BBB- 710,905
805 5.000%, 11/01/51 11/23 at 103.00 BBB- 859,812
570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R 602,074
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Methodist Retirement Communites Crestview Project,
Series 2016:
1,100 5.000%, 11/15/36, (Pre-refunded 11/15/24) 11/24 at 102.00 BB+ 1,259,016
1,550 5.000%, 11/15/46, (Pre-refunded 11/15/24) 11/24 at 102.00 BB+ 1,774,068
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.500%, 1/01/43
1/25 at 100.00 N/R 787,057
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 BBB 10,419,842
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
20,000 5.250%, 1/01/42 1/28 at 103.00 N/R 20,401,400
19,015 5.500%, 1/01/57 1/28 at 103.00 N/R 19,392,828
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M
University-Corpus Christi Project, Series 2016A:
30 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 35,418
360 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 425,020
65 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 76,740
6,625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 AA 7,030,583
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - San Antonio 1, L.L.C.
- Texas A&M University - San Antonio Project, Series 2016A:
1,275 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 1,502,345
1,290 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 1,520,020
2,445 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 2,880,968
1,250 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (6) 1,368,875
3,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (6) 3,292,350
10,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 Caa1 8,600,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 10,880 North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45, (Pre-
refunded 9/01/31)
9/31 at 100.00 N/R (6) $ 16,397,901
7,915 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 5.000%, 1/01/38
1/29 at 100.00 A+ 9,860,903
North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier Series 2021B:
17,405 3.000%, 1/01/46, (UB) (4) 1/31 at 100.00 A 18,347,655
13,265 3.000%, 1/01/51, (UB) (4) 1/31 at 100.00 A 13,927,719
4,410 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/34
1/25 at 100.00 A 4,955,208
11,060 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 4.000%, 10/01/46
4/32 at 100.00 N/R 13,396,536
4,395 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Refunding Series 2018A, 5.000%, 10/01/32, (AMT)
10/28 at 100.00 Aaa 5,530,712
Reagan Hospital District of Reagan County, Texas, Limited
Tax Revenue Bonds, Series 2014A:
655 5.000%, 2/01/29 2/24 at 100.00 Ba1 699,894
1,805 5.000%, 2/01/34 2/24 at 100.00 Ba1 1,918,516
385 5.125%, 2/01/39 2/24 at 100.00 Ba1 409,043
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call A2 797,214
5,950 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 AA- 7,296,723
3,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 AA 3,533,130
3,435 Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/35
1/29 at 100.00 A+ 4,251,190
4,535 Temple College District, Bell County, Texas, General Obligation Limited
Tax, Series 2021, 3.000%, 7/01/46, (UB) (4)
7/31 at 100.00 AA- 4,913,446
10,115 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016, 5.000%, 12/31/40, (AMT)
12/25 at 100.00 Baa3 11,374,216
7,300 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3A & 3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
9/23 at 100.00 Baa3 8,047,301
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
2,570 4.000%, 6/30/35 12/30 at 100.00 Baa2 3,030,852
4,820 4.000%, 12/31/35 12/30 at 100.00 Baa2 5,685,094
1,515 4.000%, 6/30/37 12/30 at 100.00 Baa2 1,778,822
2,650 4.000%, 12/31/38 12/30 at 100.00 Baa2 3,103,468
2,550 4.000%, 12/31/39 12/30 at 100.00 Baa2 2,978,094
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding First Tier Series 2015B:
16,500 0.000%, 8/15/36 8/24 at 59.60 A 9,523,800
7,000 0.000%, 8/15/37 8/24 at 56.94 A 3,850,980
2,910 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40
8/30 at 100.00 A 3,104,243

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 10,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37
8/24 at 100.00 A- $ 11,162,800
Texas Water Development Board, State Revolving Fund
Revenue Bonds, New Series 2020:
4,165 3.000%, 8/01/39 8/30 at 100.00 AAA 4,635,770
5,000 3.000%, 8/01/40 8/30 at 100.00 AAA 5,555,850
1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series 2015,
6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 AA 1,182,306
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series 2015,
6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 AA 1,303,899
Waco Educational Finance Corp:
1,315 4.000%, 3/01/46, (UB) (4) 3/31 at 100.00 A+ 1,552,279
1,315 4.000%, 3/01/51, (UB) (4) 3/31 at 100.00 A+ 1,548,570
513,160 Total Texas 557,307,448
Utah - 0.8%
5,780 Military Installation Development Authority, Tax Allocation Revenue
Bonds, Series 2021A-2, 4.000%, 6/01/52
9/26 at 103.00 N/R 5,697,751
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R 2,712,242
20,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 A 23,864,200
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A:
8,180 5.000%, 7/01/43, (AMT) 7/28 at 100.00 A 9,903,526
12,610 5.250%, 7/01/48, (AMT) 7/28 at 100.00 A 15,417,238
Utah Charter School Finance Authority Charter School
Revenue Bonds, Vista at Entrada School of Performing Arts
and Technology) Series 2012:
125 5.600%, 7/15/22, (ETM) No Opt. Call N/R (6) 128,537
850 6.300%, 7/15/32, (Pre-refunded 7/15/22) 7/22 at 100.00 N/R (6) 877,064
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Providence Hall Projects, Refunding Serier
2021A:
1,000 4.000%, 10/15/46 10/31 at 100.00 Aa2 1,175,010
1,000 4.000%, 10/15/51 10/31 at 100.00 Aa2 1,169,140
1,705 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46,
144A
2/26 at 100.00 BB 1,834,631
7,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018A, 5.000%, 5/15/41
5/26 at 100.00 AA+ 8,154,580
60,850 Total Utah 70,933,919
Virginia - 1.6%
Arlington County Industrial Development Authority,
Virginia, Hospital Facility Revenue Bonds, Virginia Hospital
Center, Series 2020:
705 4.000%, 7/01/38 7/30 at 100.00 AA- 835,227
1,080 4.000%, 7/01/39 7/30 at 100.00 AA- 1,277,057
5,850 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021,
4.000%, 1/01/55
1/32 at 100.00 N/R 6,824,376

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018:
$ 4,520 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R $ 4,935,614
2,430 4.500%, 9/01/45, 144A 9/27 at 100.00 N/R 2,583,406
5,600 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 6,099,408
7,930 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51
7/30 at 100.00 AA- 9,257,641
10,070 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
1/22 at 100.00 B- 10,126,795
1,000 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.000%,
7/01/45, 144A
7/25 at 100.00 BB+ 1,053,600
15,620 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Public Higher Education Financing Program, Series 2021C,
3.000%, 9/01/46, (UB) (4)
9/31 at 100.00 AA+ 17,174,346
5,000 Virginia Port Authority, General Fund Revenue Bonds, Series 2015,
5.000%, 7/01/40, (Pre-refunded 7/01/25), (AMT)
7/25 at 100.00 AA+ (6) 5,772,100
2,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/41, (AMT)
7/26 at 100.00 A1 2,309,460
2,000 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019A, 5.500%, 7/01/49, 144A
7/34 at 100.00 N/R 2,175,520
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017:
3,400 5.000%, 12/31/47, (AMT) 6/27 at 100.00 BBB 4,048,006
1,740 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 2,068,408
3,365 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 3,985,270
13,250 5.000%, 12/31/56, (AMT) 6/27 at 100.00 BBB 15,675,015
Virginia Small Business Financing Authority, Revenue
Bonds, National Senior Campuses Inc Obligated Group,
Series 2020A:
3,415 4.000%, 1/01/45 7/27 at 103.00 A 3,857,925
6,340 4.000%, 1/01/51 7/27 at 103.00 A 7,159,889
5,500 Virginia Small Business Financing Authority, Senior Lien Revenue Bonds,
95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40, (AMT)
1/22 at 100.00 BBB 5,519,030
13,975 Virginia Small Business Financing Authority, Senior Lien Revenue Bonds,
95 Express Lanes LLC Project, Series 2019, 5.000%, 7/01/49, (AMT)
1/22 at 100.00 BBB 14,021,118
Virginia Small Business Financing Authority, Senior Lien
Revenue Bonds, Elizabeth River Crossing, Opco LLC
Project, Series 2012:
3,515 5.250%, 1/01/32, (AMT) 7/22 at 100.00 BBB 3,595,810
7,715 5.500%, 1/01/42, (AMT) 7/22 at 100.00 BBB 7,900,237
126,020 Total Virginia 138,255,258
Washington - 1.3%
210 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+ 251,097
5,385 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 AA- 6,452,092
Port of Seattle, Washington, Revenue Bonds, Intermediate
Lien Series 2019:
10,000 5.000%, 4/01/38, (AMT) 4/29 at 100.00 AA- 12,347,600
7,225 5.000%, 4/01/39, (AMT) 4/29 at 100.00 AA- 8,906,619

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Skagit County Public Hospital District 1, Washington,
Revenue Bonds, Skagit Valley Hospital, Refunding &
Improvement Series 2016:
$ 3,825 5.000%, 12/01/30 12/26 at 100.00 Baa2 $ 4,483,091
1,950 5.000%, 12/01/31 12/26 at 100.00 Baa2 2,280,876
4,000 5.000%, 12/01/32 12/26 at 100.00 Baa2 4,672,920
1,120 5.000%, 12/01/37 12/26 at 100.00 Baa2 1,301,608
1,600 Washington Health Care Facilities Authority, Revenue Bonds,
PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28, (Pre-
refunded 5/15/24)
5/24 at 100.00 AA- (6) 1,770,080
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
5,180 5.000%, 8/15/34 8/27 at 100.00 BBB- 6,094,736
1,775 5.000%, 8/15/35 8/27 at 100.00 BBB- 2,086,264
2,500 5.000%, 8/15/36 8/27 at 100.00 BBB- 2,934,650
2,400 5.000%, 8/15/37 8/27 at 100.00 BBB- 2,813,112
5,010 4.000%, 8/15/42 8/27 at 100.00 BBB- 5,492,313
Washington Health Care Facilities Authority, Revenue
Bonds, Yakima Valley Memorial Hospital Association, Series
2016:
6,000 5.000%, 12/01/41 12/26 at 100.00 Ba1 6,850,500
5,930 5.000%, 12/01/46 12/26 at 100.00 Ba1 6,731,202
4,640 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/43
7/31 at 100.00 Baa3 5,312,150
12,000 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58, (UB) (4)
7/28 at 100.00 Baa1 14,400,000
Washington State Higher Education Facilities Authority,
Revenue Bonds, Seattle University, Series 2020:
1,000 4.000%, 5/01/45 5/30 at 100.00 A 1,147,470
1,025 4.000%, 5/01/50 5/30 at 100.00 A 1,170,704
Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill
Project, Series 2016:
1,155 5.000%, 7/01/41, 144A 7/26 at 100.00 N/R 1,249,872
2,000 5.000%, 7/01/46, 144A 7/26 at 100.00 N/R 2,151,220
3,805 5.000%, 7/01/51, 144A 7/26 at 100.00 N/R 4,084,477
1,100 Washington State Housing Finance Commission, Non-Profit Revenue
Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28
7/23 at 100.00 A- 1,161,842
2,340 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/23 at 100.00 BBB- 2,396,932
8,520 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/36
2/25 at 100.00 Aaa 9,616,439
101,695 Total Washington 118,159,866
West Virginia - 0.4%
12,460 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%,
7/01/45, (AMT), (Mandatory Put 7/1/2025)
1/25 at 100.00 B 13,483,464
15,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series
2018A, 5.000%, 1/01/43
1/29 at 100.00 BBB+ 18,718,730
2,375 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1 2,969,154

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 1,585 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 4.000%, 6/01/41
6/26 at 100.00 A $ 1,752,931
31,920 Total West Virginia 36,924,279
Wisconsin - 2.4%
1,250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36, 144A
2/26 at 100.00 N/R 1,343,200
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Eno River Academy Project, Series 2020A:
815 5.000%, 6/15/40, 144A 6/30 at 100.00 Ba1 936,468
1,380 5.000%, 6/15/54, 144A 6/30 at 100.00 Ba1 1,559,289
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Founders Academy of Las Vegas, Series
2020A:
555 4.000%, 7/01/30, 144A 7/28 at 100.00 BB- 600,443
200 5.000%, 7/01/55, 144A 7/28 at 100.00 BB- 220,704
2,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 N/R 2,220,821
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Voyager Foundation Inc. of North Carolina,
Series 2012A:
105 5.500%, 10/01/22, (ETM) No Opt. Call Baa3 (6) 109,061
375 6.000%, 10/01/32, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa3 (6) 391,091
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Voyager Foundation, Inc. of North Carolina
Project, Series 2014A:
1,080 5.000%, 10/01/34, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa3 (6) 1,118,178
500 5.125%, 10/01/45, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa3 (6) 518,135
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
11 0.000%, 1/01/47, 144A (8) No Opt. Call N/R 357
10 0.000%, 1/01/48, 144A (8) No Opt. Call N/R 307
9 0.000%, 1/01/49, 144A (8) No Opt. Call N/R 295
9 0.000%, 1/01/50, 144A (8) No Opt. Call N/R 274
9 0.000%, 1/01/51, 144A (8) No Opt. Call N/R 264
12 0.000%, 1/01/52, 144A (8) No Opt. Call N/R 330
11 0.000%, 1/01/53, 144A (8) No Opt. Call N/R 320
11 0.000%, 1/01/54, 144A (8) No Opt. Call N/R 300
11 0.000%, 1/01/55, 144A (8) No Opt. Call N/R 288
11 0.000%, 1/01/56, 144A (8) No Opt. Call N/R 277
549 0.000%, 7/01/56, 144A (8) 3/28 at 100.00 N/R 414,520
12 0.000%, 1/01/57, 144A (8) No Opt. Call N/R 298
11 0.000%, 1/01/58, 144A (8) No Opt. Call N/R 284
11 0.000%, 1/01/59, 144A (8) No Opt. Call N/R 271
11 0.000%, 1/01/60, 144A (8) No Opt. Call N/R 257
11 0.000%, 1/01/61, 144A (8) No Opt. Call N/R 247
10 0.000%, 1/01/62, 144A (8) No Opt. Call N/R 234
10 0.000%, 1/01/63, 144A (8) No Opt. Call N/R 224
10 0.000%, 1/01/64, 144A (8) No Opt. Call N/R 215
10 0.000%, 1/01/65, 144A (8) No Opt. Call N/R 205
11 0.000%, 1/01/66, 144A (8) No Opt. Call N/R 211
128 0.000%, 1/01/67, 144A (8) No Opt. Call N/R 2,363

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, Second Tier Series 2018B:
$ 27 0.000%, 1/01/46, 144A (8) No Opt. Call N/R $ 913
27 0.000%, 1/01/47, 144A (8) No Opt. Call N/R 865
26 0.000%, 1/01/48, 144A (8) No Opt. Call N/R 844
26 0.000%, 1/01/49, 144A (8) No Opt. Call N/R 819
26 0.000%, 1/01/50, 144A (8) No Opt. Call N/R 775
28 0.000%, 1/01/51, 144A (8) No Opt. Call N/R 834
727 0.000%, 7/01/51, 144A (8) 3/28 at 100.00 N/R 476,937
28 0.000%, 1/01/52, 144A (8) No Opt. Call N/R 796
28 0.000%, 1/01/53, 144A (8) No Opt. Call N/R 770
27 0.000%, 1/01/54, 144A (8) No Opt. Call N/R 744
27 0.000%, 1/01/55, 144A (8) No Opt. Call N/R 717
27 0.000%, 1/01/56, 144A (8) No Opt. Call N/R 695
27 0.000%, 1/01/57, 144A (8) No Opt. Call N/R 671
26 0.000%, 1/01/58, 144A (8) No Opt. Call N/R 647
26 0.000%, 1/01/59, 144A (8) No Opt. Call N/R 630
26 0.000%, 1/01/60, 144A (8) No Opt. Call N/R 606
25 0.000%, 1/01/61, 144A (8) No Opt. Call N/R 581
25 0.000%, 1/01/62, 144A (8) No Opt. Call N/R 562
25 0.000%, 1/01/63, 144A (8) No Opt. Call N/R 543
25 0.000%, 1/01/64, 144A (8) No Opt. Call N/R 529
24 0.000%, 1/01/65, 144A (8) No Opt. Call N/R 508
24 0.000%, 1/01/66, 144A (8) No Opt. Call N/R 477
314 0.000%, 1/01/67, 144A (8) No Opt. Call N/R 5,781
1,650 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A
8/23 at 100.00 BB+ 1,776,703
Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cottonwood Classical Preparatory School
in Albuquerque, New Mexico, Series 2012A:
1,610 6.000%, 12/01/32, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 1,693,253
5,000 6.250%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 5,269,850
3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R 4,003,106
Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A:
585 4.000%, 7/01/46 1/31 at 100.00 BBB 677,775
1,675 4.000%, 7/01/51 1/31 at 100.00 BBB 1,924,240
1,925 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%,
1/01/45
1/30 at 100.00 A 2,206,108
1,050 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Scotland Health Care System, Series 2021A, 3.000%, 10/01/51
10/31 at 100.00 N/R 1,070,507
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
10,930 3.000%, 6/01/45, (UB) (4) 6/30 at 100.00 A+ 11,699,581
29,070 3.000%, 6/01/45 - AGM Insured, (UB) (4) 6/30 at 100.00 AA 31,349,670
8,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
WakeMed, Series 2019A, 4.000%, 10/01/49
4/29 at 100.00 A+ 9,081,760
14,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 N/R 15,253,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,735 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R $ 2,512,180
10,865 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth
Medical Center Project, Series 2021A, 3.000%, 7/01/50
1/32 at 100.00 N/R 11,374,568
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
2,655 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 2,761,864
3,225 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 3,387,088
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,360 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 1,083,784
4,065 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 3,114,237
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 N/R 712,020
13,410 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB- 14,657,130
5,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB 5,564,050
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Marshfield Clinic, Series 2012B:
35 4.500%, 2/15/40 2/22 at 100.00 A- 35,107
1,000 5.000%, 2/15/40 2/22 at 100.00 A- 1,005,170
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
6/22 at 100.00 A3 18,329,580
7,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32, (Pre-
refunded 8/15/22)
8/22 at 100.00 N/R (6) 7,207,690
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014:
1,880 5.250%, 10/01/39 10/22 at 102.00 N/R 1,941,532
1,000 5.375%, 10/01/44 10/22 at 102.00 N/R 1,032,810
3,500 5.500%, 10/01/49 10/22 at 102.00 N/R 3,617,495
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A,
4.000%, 4/01/39
4/27 at 100.00 AA 2,257,040
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A- 5,732,400
435 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+ 482,554
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A:
2,980 5.000%, 7/01/34 7/24 at 100.00 A 3,289,980
2,100 4.350%, 7/01/36 1/22 at 100.00 A 2,103,486
3,485 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2019, 3.125%, 12/15/49
12/29 at 100.00 AA- 3,678,278
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Refunding Series 2013:
3,175 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 BBB+ (6) 3,416,173
275 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 A (6) 295,889

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014:
$ 5,000 5.000%, 12/01/34 12/22 at 102.00 N/R $ 5,175,100
4,435 5.000%, 12/01/44 12/22 at 102.00 N/R 4,578,118
4,225 5.250%, 12/01/49 12/22 at 102.00 N/R 4,368,016
7,236 Wisconsin Housing and Economic Development Authority, Homeowners
Mortgage Revenue Bonds, Guaranteed Mortgage-Backed Securities
Program, Pass Through Series 2017A, 2.690%, 7/01/47
10/26 at 100.00 Aaa 7,441,195
207,305 Total Wisconsin 217,098,042
$ 9,027,562 Total Municipal Bonds (cost $9,140,248,813) 9,778,601,984
Shares Description (1) Value
COMMON STOCKS - 0.4%
  Electric Utilities - 0.4%
719,217 Energy Harbor Corp(10),(11),(12) 33,503,286
Total Common Stocks (cost $14,257,608) 33,503,286
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
CORPORATE BONDS - 0.0%
  Hotels, Restaurants & Leisure - 0.0%
47 Lombard Starwood Westin Hotel Conference Center and
Hotel Project Revenue Bonds (cash 7.500%, PIK 7.500%)
7.500% 12/31/23 N/R 46,566
$ 47 Total Corporate Bonds (cost $46,566) 46,566
Total Long-Term Investments (cost $9,154,552,987) 9,812,151,836
Floating Rate Obligations - (11.0)% (980,466,000)
Other Assets Less Liabilities - 1.0% 86,766,069
Net Assets - 100% $ 8,918,451,905

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 9,770,061,482 $ 8,540,502 $ 9,778,601,984
Common Stocks – 33,503,286 – 33,503,286
Corporate Bonds – 46,566 – 46,566
Total
$ – $ 9,803,611,334 $ 8,540,502 $ 9,812,151,836
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9) Investment values at a fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation
Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Proj-ect, Series
2005B, 4.000%, 1/01/34,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008B,3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%,11/01/32.
(12) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments December 31, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 96.7%
MUNICIPAL BONDS - 95.5%
Alabama - 2.0%
$ 12,565 Alabama Public School and College Authority, Capital Improvement Pool
Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/26
No Opt. Call Aa1 $ 15,178,646
7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding
Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 AA 9,148,370
5,820 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 Aa3 6,587,658
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 A1 3,439,238
6,665 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/1/2023)
9/23 at 100.31 A2 7,045,905
6,685 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put
12/1/2025)
9/25 at 100.38 A1 7,426,701
37,510 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2017A, 4.000%, 8/01/47, (Mandatory Put 7/1/2022)
4/22 at 100.52 Aa2 38,046,393
5,195 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/1/2031)
9/31 at 100.53 Aa2 6,320,133
Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020:
1,000 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 1,183,840
1,000 5.000%, 8/01/28 - AGM Insured No Opt. Call AA 1,241,350
1,000 5.000%, 8/01/30 - AGM Insured No Opt. Call AA 1,288,980
14,455 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/1/2025)
9/25 at 100.58 A2 16,035,365
7,385 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/2025)
No Opt. Call A1 7,453,016
28,940 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2008, 2.900%, 7/15/34, (Mandatory Put 12/12/2023)
No Opt. Call A1 30,273,845
1,195 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R 1,283,549
Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series
2015:
2,080 5.000%, 3/01/23 No Opt. Call BBB- 2,174,744
3,555 5.000%, 3/01/24 No Opt. Call BBB- 3,844,412
2,235 5.000%, 3/01/25 No Opt. Call BBB- 2,493,210
1,725 5.000%, 3/01/26 No Opt. Call BBB- 1,979,179
8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding
Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/2025)
No Opt. Call BBB 8,515,074
12,480 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49,
(Mandatory Put 4/1/2024)
1/24 at 100.27 A 13,305,302

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 8,505 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/1/2024)
3/24 at 100.29 A1 $ 9,120,252
6,825 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 1, Series 2021A, 4.000%, 11/01/51, (Mandatory Put
10/1/2028)
7/28 at 100.68 A2 7,915,225
3,860 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/1/2031)
9/31 at 100.62 A1 4,682,219
820 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call N/R 847,240
11,078 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R 11,744,022
201,373 Total Alabama 218,573,868
Alaska - 0.0%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.350%, 12/01/39 (WI/DD, Settling 1/12/22)
12/30 at 100.00 N/R 1,902,261
Arizona - 1.8%
2,405 Apache County Industrial Development Authority, Arizona, Pollution
Control Revenue Bonds, Tucson Electric Power Company, Series
20102A, 4.500%, 3/01/30
3/22 at 100.00 A- 2,420,031
Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and
Educational Development, Series 2020C. Forward Delivery:
960 5.000%, 8/01/26 No Opt. Call Aa3 1,148,890
1,000 5.000%, 8/01/29 No Opt. Call Aa3 1,285,860
6,475 Arizona Health Facilities Authority, Hospital System Revenue Bonds,
Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27,
(Pre-refunded 2/01/22)
2/22 at 100.00 AA- (4) 6,498,440
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series 2021A:
1,475 5.000%, 2/01/27 No Opt. Call AA- 1,781,947
1,300 5.000%, 2/01/28 No Opt. Call AA- 1,610,622
1,600 5.000%, 2/01/29 No Opt. Call AA- 2,027,744
1,500 5.000%, 2/01/30 No Opt. Call AA- 1,938,150
1,470 5.000%, 2/01/31 No Opt. Call AA- 1,936,593
Arizona Sports and Tourism Authority, Tax Revenue Bonds,
Multipurpose Stadium Facility Project, Refunding Senior
Series 2012A:
10,270 5.000%, 7/01/25 7/22 at 100.00 A1 10,487,621
16,235 5.000%, 7/01/26 7/22 at 100.00 A1 16,571,714
16,760 5.000%, 7/01/27 7/22 at 100.00 A1 17,100,061
Arizona State, Certificates of Participation, Refunding Series
2019A:
5,585 5.000%, 10/01/26, (ETM) No Opt. Call Aa2 (4) 6,735,398
16,880 5.000%, 10/01/27, (ETM) No Opt. Call Aa2 (4) 20,892,376
12,545 5.000%, 10/01/28, (ETM) No Opt. Call Aa2 (4) 15,932,150
21,410 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/2023)
No Opt. Call A+ 22,069,642
2,470 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/2023)
No Opt. Call A+ 2,554,721

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 18,100 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/3/2024)
6/24 at 100.00 A+ $ 19,977,875
2,000 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2007, 5.000%, 5/15/26
5/22 at 100.00 A+ 2,029,040
750 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call AA 853,515
890 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 N/R 1,002,977
1,950 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+ 2,323,718
1,090 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38
9/28 at 100.00 A+ 1,270,733
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2021A:
450 5.000%, 9/01/27 No Opt. Call A+ 553,729
675 5.000%, 9/01/28 No Opt. Call A+ 850,804
3,655 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019B, 0.480%, 1/01/35,
(Mandatory Put 10/18/2022) (SIFMA reference rate + 0.380% spread)
(5)
4/22 at 100.00 AA- 3,656,170
3,145 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 0.670%, 1/01/35,
(Mandatory Put 10/18/2024) (SIFMA reference rate + 0.570% spread)
(5)
10/23 at 100.00 AA- 3,160,945
2,510 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, El Paso Electric Company, Refunding Series
2009A, 3.600%, 2/01/40
6/29 at 100.00 BBB+ 2,769,409
Northern Arizona University, Revenue Bonds, SPEED -
Stimulus Plan Economic Educational Development Fund,
Refunding Series 2020B:
3,615 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 4,276,039
4,220 5.000%, 8/01/27 - AGM Insured No Opt. Call AA 5,125,063
3,975 5.000%, 8/01/28 - AGM Insured No Opt. Call AA 4,942,873
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
385 5.000%, 6/01/22 No Opt. Call A+ 392,500
430 5.000%, 6/01/23 No Opt. Call A+ 457,984
600 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/26
No Opt. Call AAA 716,502
2,650 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29
3/23 at 100.00 A- 2,751,256
755 Regional Public Transportation Authority, Arizona, Transportation Excise
Tax Revenue Bonds, Maricopa County Public Transportation Fund
Series 2014, 5.250%, 7/01/23
No Opt. Call AA+ 811,247
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
2,115 5.000%, 12/01/32 No Opt. Call A3 2,792,984
1,590 5.000%, 12/01/37 No Opt. Call A3 2,230,436

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,960 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1. TEMPS
-85, 1.500%, 12/01/27
12/22 at 100.00 N/R $ 1,956,668
177,850 Total Arizona 197,894,427
Arkansas - 0.6%
14,355 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba3 15,811,602
11,335 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/1/2027)
3/27 at 100.00 BBB+ 13,501,458
1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
12/23 at 100.00 A1 1,087,960
Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021:
2,805 2.000%, 6/01/29 12/26 at 100.00 Aa2 2,912,488
2,850 2.000%, 6/01/30 12/26 at 100.00 Aa2 2,933,790
2,905 2.000%, 6/01/31 12/26 at 100.00 Aa2 2,970,972
Little Rock, Arkansas, Hotel and Restaurant Gross Receipts
Tax Bonds, Series 2014:
500 5.000%, 7/01/22 No Opt. Call A+ 510,095
820 5.000%, 7/01/23 No Opt. Call A+ 864,509
1,610 5.000%, 7/01/26 7/24 at 100.00 A+ 1,787,857
1,485 5.000%, 7/01/28 7/24 at 100.00 A+ 1,647,281
1,935 5.000%, 7/01/29 7/24 at 100.00 A+ 2,146,611
1,005 5.000%, 7/01/30 7/24 at 100.00 A+ 1,115,138
4,585 5.000%, 7/01/34 7/24 at 100.00 A+ 5,087,287
Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014:
2,175 5.000%, 12/01/25 12/24 at 100.00 A 2,451,029
1,820 5.000%, 12/01/27 12/24 at 100.00 A 2,046,481
560 Rogers, Arkansas, Sales and Use Tax Bonds, Improvement Series 2018B,
3.875%, 11/01/39
11/26 at 100.00 AA- 631,557
University of Arkansas, Fayetteville, Various Facilities
Revenue Bonds, Refunding & Improvement Series 2019A:
1,200 5.000%, 11/01/34 5/29 at 100.00 Aa2 1,522,176
1,240 5.000%, 11/01/35 5/29 at 100.00 Aa2 1,571,068
54,185 Total Arkansas 60,599,359
California - 4.5%
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021A, 4.000%, 10/01/52, (Mandatory
Put 12/1/2027)
9/27 at 100.63 N/R 5,774,750
5,160 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/1/2031)
5/31 at 100.63 A1 6,273,115

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A:
$ 1,225 5.000%, 6/01/31 6/30 at 100.00 A- $ 1,587,232
1,310 5.000%, 6/01/32 6/30 at 100.00 A- 1,690,621
635 5.000%, 6/01/33 6/30 at 100.00 A- 816,883
740 4.000%, 6/01/34 6/30 at 100.00 A- 889,776
1,235 4.000%, 6/01/35 6/30 at 100.00 A- 1,481,654
1,575 4.000%, 6/01/36 6/30 at 100.00 A- 1,883,243
415 4.000%, 6/01/37 6/30 at 100.00 A- 494,755
2,460 4.000%, 6/01/38 6/30 at 100.00 A- 2,925,653
700 4.000%, 6/01/39 6/30 at 100.00 A- 830,389
965 4.000%, 6/01/40 6/30 at 100.00 A- 1,142,271
2,935 California Department of Water Resources, Central Valley Project Water
System Revenue Bonds, Series 2021BD, 5.000%, 12/01/26
No Opt. Call AAA 3,567,140
7,130 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2011A, 3.000%, 3/01/41, (Mandatory Put
3/1/2024)
9/23 at 100.00 A+ 7,399,443
5,215 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 N/R 6,171,640
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
1,200 5.000%, 8/15/35 8/27 at 100.00 BBB+ 1,438,152
1,845 5.000%, 8/15/36 8/27 at 100.00 BBB+ 2,208,336
28,325 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/1/2029)
No Opt. Call AA- 36,757,352
1,080 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/1/2025)
10/25 at 100.00 AA- 1,254,712
20,509 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 23,638,242
5,748 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 6,561,973
19,941 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-2, 3.750%, 3/25/35
No Opt. Call N/R 23,564,894
3,466 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-3, 3.250%, 8/20/36 2021 1
No Opt. Call N/R 3,925,911
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
5,870 3.250%, 12/31/32 - AGM Insured, (AMT) 6/28 at 100.00 AA 6,362,904
4,000 5.000%, 12/31/33, (AMT) 6/28 at 100.00 BBB- 4,780,200
5,000 5.000%, 12/31/34, (AMT) 6/28 at 100.00 BBB- 5,962,250
5,530 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
3.125%, 11/01/40, (AMT), (Mandatory Put 11/3/2025)
No Opt. Call A- 6,005,304
16,935 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A- 18,470,327
12,305 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A- 13,351,786

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
$ 5,425 5.250%, 12/01/29 12/24 at 100.00 BB $ 6,122,709
3,150 5.250%, 12/01/34 12/24 at 100.00 BB 3,548,475
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
1,500 5.000%, 12/01/27, 144A 6/26 at 100.00 BB 1,761,345
2,695 5.000%, 12/01/31, 144A 6/26 at 100.00 BB 3,124,664
4,200 5.000%, 12/01/36, 144A 6/26 at 100.00 BB 4,846,884
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A:
2,530 5.000%, 12/01/33, 144A 6/28 at 100.00 BB 3,076,025
3,790 5.250%, 12/01/38, 144A 6/28 at 100.00 BB 4,634,791
915 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
5.000%, 7/01/25, (Pre-refunded 7/01/24)
7/24 at 100.00 A- 1,019,328
10,215 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/1/2029)
No Opt. Call AA- 13,256,006
10,525 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/1/2029)
No Opt. Call AA- 13,658,293
105 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/22 (6),(7)
1/22 at 100.00 N/R 86,419
5,220 California Statewide Community Development Authority, Revenue
Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38,
(Mandatory Put 11/1/2029)
No Opt. Call AA- 6,773,994
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-
1, 3.000%, 6/01/48, 144A
6/31 at 100.00 N/R 4,359,500
6,605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1, 3.000%, 7/01/43, 144A
7/32 at 100.00 N/R 6,214,050
5,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 4,488,807
Delano, California, Certificates of Participation, Delano
Regional Medical Center, Series 2012:
2,725 5.000%, 1/01/22, (ETM) No Opt. Call N/R (4) 2,725,000
2,860 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,986,154
1,635 5.000%, 1/01/24, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (4) 1,706,989
1,325 5.000%, 1/01/25, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (4) 1,383,340
El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020:
1,430 5.000%, 8/01/33 - AGM Insured 8/27 at 100.00 AA 1,747,103
2,200 5.000%, 8/01/34 - AGM Insured 8/27 at 100.00 AA 2,683,846
2,280 5.000%, 8/01/35 - AGM Insured 8/27 at 100.00 AA 2,782,808
23,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 4,662,369

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 17,895 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36,
(Pre-refunded 6/01/22)
6/22 at 100.00 BB (4) $ 18,137,119
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call A1 1,235,234
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area A
& C, Series 2014C:
1,000 5.000%, 9/01/30 9/24 at 100.00 N/R 1,095,080
1,015 5.000%, 9/01/32 9/24 at 100.00 N/R 1,109,700
465 5.000%, 9/01/34 9/24 at 100.00 N/R 507,752
2,675 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 -
AGM Insured
1/22 at 100.00 AA 2,682,383
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%,
8/01/27
No Opt. Call Aa1 1,911,147
13,425 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/25, (AMT)
No Opt. Call Aa3 15,360,616
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 Aa2 5,425,100
Los Angeles, California, Special Tax Bonds, Community
Facilities District 4, Playa Vista Phase I, Series 2014:
1,060 5.000%, 9/01/24 No Opt. Call A+ 1,183,087
1,230 5.000%, 9/01/25 9/24 at 100.00 A+ 1,370,761
985 5.000%, 9/01/26 9/24 at 100.00 A+ 1,098,029
400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM
Insured
9/25 at 100.00 AA 459,016
5,345 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/28 (8)
2/28 at 100.00 Aa1 6,324,632
12,155 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call A 15,118,146
9,710 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call A 12,078,366
8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 A2 11,129,772
Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A:
2,095 0.000%, 8/01/22 No Opt. Call AA 2,087,898
4,085 0.000%, 8/01/23 No Opt. Call AA 4,035,653
5,350 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.010%, 8/01/34
No Opt. Call Aa2 4,276,950
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 -
AGM Insured
10/24 at 100.00 AA 2,593,088
Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115 0.010%, 10/01/34 No Opt. Call A 1,636,566
2,000 0.010%, 10/01/36 No Opt. Call A 1,464,340

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 14,450 San Diego Association of Governments, California, Capital Grants
Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
Series 2019B, 1.800%, 11/15/27
11/26 at 100.00 A- $ 15,082,187
6,000 San Francisco City and County, California, General Obligation Bonds,
Refunding Series 2021R-2, 5.000%, 6/15/23
No Opt. Call AAA 6,415,260
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2014A:
5,060 5.000%, 1/15/29, (Pre-refunded 1/15/25) 1/25 at 100.00 A- (4) 5,770,475
24,010 5.000%, 1/15/34, (Pre-refunded 1/15/25) 1/25 at 100.00 A- 27,381,244
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
1,430 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 (4) 1,555,697
2,380 6.250%, 7/01/24 No Opt. Call Baa2 2,589,273
University of California, General Revenue Bonds, Limited
Project Series 2018O:
4,595 5.000%, 5/15/32 5/28 at 100.00 AA- 5,734,054
3,635 5.000%, 5/15/33 5/28 at 100.00 AA- 4,534,881
2,030 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 - FGIC
Insured
No Opt. Call Aa3 2,009,558
3,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
8/26 at 100.00 AA 3,647,670
Washington Township Health Care District, California,
Revenue Bonds, Refunding Series 2015A:
1,540 5.000%, 7/01/24 No Opt. Call Baa2 1,705,442
1,415 5.000%, 7/01/25 No Opt. Call Baa2 1,622,269
1,450 3.250%, 7/01/27 7/25 at 100.00 Baa2 1,563,201
1,435 3.500%, 7/01/28 7/25 at 100.00 Baa2 1,539,052
1,355 3.750%, 7/01/29 7/25 at 100.00 Baa2 1,462,506
2,500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call AA- 2,976,625
451,698 Total California 492,769,636
Colorado - 2.4%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 3,057,243
Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A:
1,860 5.500%, 12/01/29 12/28 at 100.00 Aa1 2,436,265
1,270 5.500%, 12/01/30 12/28 at 100.00 Aa1 1,661,033
1,650 5.500%, 12/01/32 12/28 at 100.00 Aa1 2,151,122
1,250 5.500%, 12/01/33 12/28 at 100.00 Aa1 1,628,475
9,355 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
12/22 at 103.00 N/R 9,845,389
1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 N/R 1,201,557
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 A- 11,166,200

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Regis University Project, Refunding Series
2016:
$ 1,910 5.000%, 10/01/25 No Opt. Call Baa2 $ 2,202,096
1,235 5.000%, 10/01/30 10/25 at 100.00 Baa2 1,386,781
1,705 3.125%, 10/01/31 10/25 at 100.00 Baa2 1,772,382
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39
11/29 at 100.00 AA 6,376,500
4,045 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2009B-1, 5.000%, 7/01/29, (Pre-refunded
11/09/22)
11/22 at 100.00 BBB+ (4) 4,206,476
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
7,500 5.000%, 8/01/27 No Opt. Call BBB+ 9,195,150
6,875 5.000%, 8/01/28 No Opt. Call BBB+ 8,633,213
4,000 5.000%, 8/01/29 No Opt. Call BBB+ 5,123,320
5,940 5.000%, 8/01/30 8/29 at 100.00 BBB+ 7,559,779
1,875 5.000%, 8/01/31 8/29 at 100.00 BBB+ 2,377,762
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
6,475 5.000%, 8/01/27 No Opt. Call BBB+ 7,938,479
7,035 5.000%, 8/01/28 No Opt. Call BBB+ 8,834,131
1,950 5.000%, 8/01/29 No Opt. Call BBB+ 2,497,619
2,025 5.000%, 8/01/30 8/29 at 100.00 BBB+ 2,577,197
5,000 5.000%, 8/01/31 8/29 at 100.00 BBB+ 6,340,700
11,005 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/1/2025)
2/25 at 100.00 BBB+ 12,454,358
12,420 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/1/2026)
2/26 at 100.00 BBB+ 14,487,806
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/40
12/27 at 103.00 A- 2,312,180
370 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.500%, 6/01/33, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (4) 396,892
14,450 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 Baa1 14,961,096
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
3,490 4.000%, 1/01/35 1/30 at 100.00 AA- 4,133,277
5,000 4.000%, 1/01/37 1/30 at 100.00 AA- 5,894,600
8,815 4.000%, 1/01/38 1/30 at 100.00 AA- 10,375,255
5,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.500%, 1/01/35
1/24 at 100.00 AA- 5,767,965
2,755 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 AAA 2,766,709
6,510 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 AAA 6,382,534
1,500 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
1/22 at 100.00 BB 1,491,060
11,035 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2012B, 5.000%, 11/15/32, (Pre-refunded 11/15/22)
11/22 at 100.00 AA- (4) 11,490,966

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 15,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+ $ 16,871,250
10,770 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B 11,377,966
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,500 5.000%, 12/01/31 12/26 at 100.00 Baa2 1,742,910
500 5.000%, 12/01/32 12/26 at 100.00 Baa2 579,995
625 5.000%, 12/01/33 12/26 at 100.00 Baa2 723,969
Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A:
380 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R 412,030
1,910 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R 2,071,682
3,333 Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds,
Series 2016A, 5.125%, 12/01/31
1/22 at 103.00 N/R 3,438,356
540 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 4.000%,
12/01/35, 144A
3/26 at 103.00 N/R 576,580
845 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36
12/25 at 103.00 N/R 911,544
1,145 Pueblo County School District 60, Pueblo, Colorado, General Obligation
Bonds, Refunding Series 2009, 5.000%, 12/15/22
No Opt. Call Aa2 1,197,670
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R 779,168
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
600 5.000%, 1/15/28 No Opt. Call A- 731,892
550 5.000%, 7/15/28 No Opt. Call A- 678,546
750 5.000%, 1/15/29 No Opt. Call A- 935,183
500 5.000%, 7/15/29 No Opt. Call A- 629,135
555 5.000%, 1/15/30 No Opt. Call A- 705,227
445 5.000%, 7/15/30 No Opt. Call A- 571,037
1,035 5.000%, 1/15/31 No Opt. Call A- 1,341,743
1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44
12/25 at 100.00 AA 1,062,730
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 N/R 815,235
Windy Gap Firming Project Water Activity Enterprise,
Colorado, Senior Revenue Bonds, Series 2021:
1,385 5.000%, 7/15/28 No Opt. Call AA 1,745,322
1,250 5.000%, 7/15/29 No Opt. Call AA 1,611,037
2,630 5.000%, 7/15/30 No Opt. Call AA 3,463,710
2,070 5.000%, 7/15/31 No Opt. Call AA 2,782,287
227,423 Total Colorado 260,839,771
Connecticut - 2.2%
3,890 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 A+ 4,557,213

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 1,955 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53,
(Mandatory Put 1/1/2025)
10/24 at 100.93 A+ $ 2,200,822
5,570 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53,
(Mandatory Put 1/1/2027)
10/26 at 100.87 A+ 6,660,328
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
4,045 4.000%, 7/01/34 7/29 at 100.00 A- 4,713,598
10,495 4.000%, 7/01/35 7/29 at 100.00 A- 12,211,667
5,000 4.000%, 7/01/36 7/29 at 100.00 A- 5,807,300
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1:
700 4.000%, 7/01/26 No Opt. Call BBB+ 798,602
700 4.000%, 7/01/27 No Opt. Call BBB+ 814,359
775 4.000%, 7/01/28 No Opt. Call BBB+ 917,236
600 4.000%, 7/01/29 No Opt. Call BBB+ 720,354
17,020 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2010A-4, 2.000%, 7/01/49, (Mandatory Put
2/8/2022)
No Opt. Call AAA 17,049,785
11,515 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 1.100%, 7/01/48, (Mandatory Put
2/7/2023)
No Opt. Call AAA 11,621,053
14,285 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-1, 1.450%, 7/01/42, (Mandatory Put
7/1/2022)
No Opt. Call AAA 14,375,853
5,460 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put
7/1/2026)
No Opt. Call AAA 5,798,029
8,610 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
7/3/2023)
No Opt. Call AAA 8,639,016
21,040 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Variable Rate Demand Obligations, Series 1999-U1,
2.000%, 7/01/33, (Mandatory Put 2/8/2022)
No Opt. Call AAA 21,076,820
7,735 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/1/2024)
1/24 at 100.00 AA- 7,931,778
1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 AAA 1,303,719
990 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA 1,038,460
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 AAA 1,635,249
5,730 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 AAA 6,066,408
Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1:
5,485 2.450%, 5/15/38 5/29 at 100.00 AAA 5,649,770
8,955 3.500%, 11/15/45 5/29 at 100.00 AAA 9,806,262
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 AAA 5,035,250
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 N/R 2,870,093

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 12,435 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA $ 12,109,576
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 AAA 11,007,498
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 N/R 22,809,623
925 Connecticut State, General Obligation Bonds, Refunding Series 2012C,
5.000%, 6/01/22
No Opt. Call Aa3 943,287
15,000 Connecticut State, General Obligation Bonds, Refunding Series 2020B,
5.000%, 1/15/22
No Opt. Call Aa3 15,022,200
2,605 Connecticut State, General Obligation Bonds, Series 2013E, 5.000%,
8/15/22
No Opt. Call Aa3 2,682,264
1,360 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/22
No Opt. Call Aa3 1,389,444
5,035 Connecticut State, General Obligation Bonds, Series 2020A, 5.000%,
1/15/22
No Opt. Call Aa3 5,042,452
1,790 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA- 1,934,596
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Series
2021C:
3,440 5.000%, 1/01/25 No Opt. Call AA- 3,901,407
3,500 5.000%, 1/01/26 No Opt. Call AA- 4,107,110
585 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/41
4/30 at 100.00 N/R 621,130
Stratford, Connecticut, General Obligation Bonds, Series
2014:
410 5.000%, 12/15/24, (Pre-refunded 12/15/22) 12/22 at 100.00 AA- (4) 428,651
580 5.000%, 12/15/26, (Pre-refunded 12/15/22) 12/22 at 100.00 AA- (4) 606,384
232,755 Total Connecticut 241,904,646
Delaware - 0.2%
12,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/1/2025)
10/25 at 100.00 BBB- 12,470,478
1,000 Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical
Center Project, Series 2017A, 4.000%, 7/01/35
7/27 at 100.00 AA 1,139,340
Delaware Health Facilities Authority, Revenue Bonds,
Nanticoke Memorial Hospital, Series 2013:
1,100 4.000%, 7/01/22, (ETM) No Opt. Call AA- (4) 1,120,757
3,995 5.000%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 AA- (4) 4,266,580
18,535 Total Delaware 18,997,155
District of Columbia - 1.2%
3,880 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
10/22 at 100.00 BB- 3,982,898
2,685 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- 2,944,237
159,565 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.010%, 6/15/46
1/22 at 22.31 N/R 35,445,769
11,650 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2020B, 5.000%, 10/01/27
No Opt. Call AAA 14,447,398

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien
Series 2019B:
$ 1,700 4.000%, 10/01/35 10/29 at 100.00 A- $ 1,971,456
3,500 4.000%, 10/01/37 10/29 at 100.00 A- 4,041,590
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A:
1,250 5.000%, 10/01/33 10/28 at 100.00 A 1,557,075
1,750 5.000%, 10/01/34 10/28 at 100.00 A 2,180,307
2,000 5.000%, 10/01/35 10/28 at 100.00 A 2,487,460
8,525 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2016A, 4.000%, 10/01/35, (AMT)
10/26 at 100.00 Aa3 9,629,328
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
5,520 5.000%, 10/01/26, (AMT) No Opt. Call Aa3 6,579,950
4,150 5.000%, 10/01/28, (AMT) No Opt. Call Aa3 5,195,178
4,155 5.000%, 10/01/29, (AMT) 10/28 at 100.00 Aa3 5,165,122
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2020A. Forward
Delivery:
10,000 5.000%, 10/01/22, (AMT) No Opt. Call Aa3 10,353,700
5,225 5.000%, 10/01/23, (AMT) No Opt. Call Aa3 5,647,076
Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A:
4,085 5.000%, 7/15/26 No Opt. Call AA 4,894,157
4,020 5.000%, 7/15/27 No Opt. Call AA 4,954,730
6,875 4.000%, 7/15/34 7/31 at 100.00 AA 8,501,281
1,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25
No Opt. Call AA- 1,443,400
241,785 Total District of Columbia 131,422,112
Florida - 4.0%
4,170 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-2, 5.000%,
12/01/37, (Mandatory Put 12/1/2026)
6/26 at 100.00 A 4,875,397
12,835 Broward County School Board, Florida, Certificates of Participation,
Series 2015A, 5.000%, 7/01/25
No Opt. Call Aa3 14,782,198
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
10,000 5.000%, 10/01/34, (AMT) 10/25 at 100.00 A1 11,457,600
15,135 5.000%, 10/01/35, (AMT) 10/25 at 100.00 A1 17,353,186
3,110 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call A1 3,245,627
Cape Coral, Florida, Utility Improvement Assessment
Bonds, Refunding Various Areas Series 2017:
910 2.250%, 9/01/23 - AGM Insured No Opt. Call AA 938,966
1,410 2.500%, 9/01/24 - AGM Insured No Opt. Call AA 1,487,409
1,270 2.750%, 9/01/25 - AGM Insured No Opt. Call AA 1,372,476
890 2.750%, 9/01/26 - AGM Insured No Opt. Call AA 971,364
605 3.000%, 9/01/27 - AGM Insured No Opt. Call AA 675,924

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015:
$ 9,685 5.000%, 10/01/32 10/25 at 100.00 A+ $ 11,224,430
7,325 5.000%, 10/01/33 10/25 at 100.00 A+ 8,483,449
2,030 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/35,
144A
7/26 at 100.00 N/R 2,212,436
7,015 Central Florida Expressway Authority, Revenue Bonds, Refunding Senior
Lien Series 2021, 5.000%, 7/01/26 - AGM Insured
No Opt. Call AA 8,387,415
10,000 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2021D, 5.000%, 7/01/33 - AGM Insured
7/31 at 100.00 AA 13,377,500
14,640 Citizens Property Insurance Corporation, Florida, Coastal Account Senior
Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA 16,543,346
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Hodges University, Refunding Series 2013:
950 4.750%, 11/01/23, (ETM) No Opt. Call N/R (4) 1,003,770
1,860 6.000%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 2,046,093
1,000 Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern
University Project, Series 2013A, 6.000%, 4/01/42, (Pre-refunded
4/01/23)
4/23 at 100.00 A- (4) 1,070,810
Florida Department of Transportation, Full Faith and Credit
Right-of-Way Acquisition and Bridge Construction Bonds,
Refunding Series 2021A:
13,450 5.000%, 7/01/26 No Opt. Call AAA 16,087,948
14,125 5.000%, 7/01/27 No Opt. Call AAA 17,391,124
370 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A, 5.000%, 6/15/27, 144A
6/26 at 100.00 N/R 394,550
1,155 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%,
6/15/35, 144A
6/27 at 100.00 BBB 1,345,448
30,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 32,764,200
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project , Series 2019A:
24,240 6.250%, 1/01/49, (AMT), (Mandatory Put 1/1/2024), 144A 1/22 at 102.00 N/R 24,729,163
44,460 6.375%, 1/01/49, (AMT), (Mandatory Put 1/1/2026), 144A 1/22 at 103.00 N/R 45,527,485
30,650 6.500%, 1/01/49, (AMT), (Mandatory Put 1/1/2029), 144A 1/22 at 103.00 N/R 31,341,770
4,030 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A, 0.300%, 12/01/56,
(AMT), (Mandatory Put 7/1/2022)
1/22 at 100.00 N/R 4,030,081
3,275 Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua
Utility System, Series 2013A, 4.250%, 10/01/33
10/22 at 100.00 A 3,364,375
2,755 Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco
Aqua Utility System, Series 2013A, 4.250%, 10/01/33, (Pre-refunded
10/01/22)
10/22 at 100.00 A3 (4) 2,837,071
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016:
1,295 5.000%, 4/01/32 4/26 at 100.00 A- 1,507,820
1,760 5.000%, 4/01/33 4/26 at 100.00 A- 2,047,214
6,015 5.000%, 4/01/34 4/26 at 100.00 A- 6,992,979
4,290 5.000%, 4/01/35 4/26 at 100.00 A- 4,982,578

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,695 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 Aaa $ 1,753,935
2,725 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 Aaa 2,872,450
5,480 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 Aaa 5,748,958
8,215 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 Aaa 8,141,065
1,335 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 AA- 1,594,524
9,955 Florida State Department of Transportation, Federal Highway
Reimbursement Revenue Bonds, Indirect GARVEES Series 2021A,
5.000%, 7/01/26
No Opt. Call AA 11,834,404
10,859 Highlands County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding
Series 2012, 2.025%, 11/15/26, (Mandatory Put 11/15/2022)
8/22 at 101.00 N/R 10,996,389
1,950 Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%,
10/01/24
10/22 at 100.00 AA 2,018,971
5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call AA 6,253,472
6,010 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 A- 6,802,779
5,560 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A- 6,649,482
Miami-Dade County Expressway Authority, Florida, Toll
System Revenue Bonds, Refunding Series 2014B:
2,720 5.000%, 7/01/24 No Opt. Call A 3,010,061
1,465 5.000%, 7/01/27 7/24 at 100.00 A 1,623,147
5,200 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2012A, 5.000%, 10/01/22,
(AMT)
No Opt. Call A2 5,385,484
Orlando, Florida, Tourist Development Tax Revenue Bonds,
6th Cent Contract Payments, Refunding Senior Series
2017A:
4,000 5.000%, 11/01/32 - AGM Insured 11/27 at 100.00 AA 4,868,880
2,015 5.000%, 11/01/34 - AGM Insured 11/27 at 100.00 AA 2,441,314
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44
10/29 at 100.00 BBB+ 1,242,470
2,525 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 N/R (4) 2,861,380
4,235 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2014B, 5.000%, 8/01/22
No Opt. Call Aa3 4,351,717
1,635 Palm Beach County, Florida, Public Improvement Revenue Bonds,
Supervisor of Elections Operations Building Project, Series 2021A,
5.000%, 12/01/24
No Opt. Call AAA 1,852,651
4,200 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call N/R 4,214,280
Seminole County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, Galileo
Schools for Gifted Learning, Series 2021A:
315 4.000%, 6/15/36, 144A 6/31 at 100.00 Ba1 358,798
425 4.000%, 6/15/41, 144A 6/31 at 100.00 Ba1 477,959

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,830 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 AA $ 5,644,918
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 A+ 1,224,629
Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee
Moffitt Cancer Center Project, Refunding & Capital
Improvement Series 2012A:
650 5.000%, 9/01/22 No Opt. Call A+ 670,260
2,850 5.000%, 9/01/23 9/22 at 100.00 A+ 2,936,783
1,280 3.125%, 9/01/24 9/22 at 100.00 A+ 1,301,952
1,290 5.000%, 9/01/25 9/22 at 100.00 A+ 1,328,984
1,500 5.000%, 9/01/27 9/22 at 100.00 A+ 1,544,835
2,000 5.000%, 9/01/28 9/22 at 100.00 A+ 2,059,500
6,150 4.000%, 9/01/33 9/22 at 100.00 A+ 6,267,649
397,584 Total Florida 437,187,282
Georgia - 2.4%
9,575 Athens-Clarke County Unified Government, Georgia, General Obligation
Sales Tax Bonds, Series 2021, 5.000%, 12/01/27
No Opt. Call Aa1 11,900,959
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
11,070 5.000%, 1/01/27 1/24 at 100.00 Aa3 12,059,547
4,350 5.000%, 1/01/29 1/24 at 100.00 Aa3 4,749,808
7,075 5.000%, 1/01/30 1/24 at 100.00 Aa3 7,723,778
14,830 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2018C, 4.000%, 11/01/37
11/27 at 100.00 Aa2 17,281,399
14,665 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/1/2029)
1/29 at 100.00 AA- 18,360,873
3,670 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series 2021B.
TEMPS-80, 2.250%, 10/01/28, 144A
10/23 at 100.00 N/R 3,681,157
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A:
3,590 3.600%, 12/01/33 6/27 at 100.00 AAA 3,827,945
3,350 3.850%, 12/01/38 6/27 at 100.00 AAA 3,511,102
1,400 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2018B, 3.800%, 12/01/33
12/27 at 100.00 AAA 1,439,746
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A:
2,910 3.050%, 12/01/34 6/28 at 100.00 AAA 3,120,509
4,000 3.350%, 12/01/39 6/28 at 100.00 AAA 4,319,480
8,285 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AAA 8,804,221
4,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 N/R 4,329,942
6,355 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 AAA 6,586,385
10,095 Georgia State, General Obligation Bonds, Series 2018A, 5.000%, 7/01/28 No Opt. Call AAA 12,789,255
Georgia State, General Obligation Bonds, Series 2021A:
32,615 5.000%, 7/01/25 No Opt. Call AAA 37,796,545
23,835 5.000%, 7/01/26 No Opt. Call AAA 28,556,714
16,890 5.000%, 7/01/27 No Opt. Call AAA 20,846,820

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 26,600 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/2/2024)
9/24 at 100.43 Aa2 $ 29,037,624
10,620 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019C, 4.000%, 3/01/50, (Mandatory Put 9/1/2026)
6/26 at 100.50 A3 12,027,469
3,285 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/1/2027)
6/27 at 100.65 N/R 3,798,380
3,075 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021C, 4.000%, 5/01/52, (Mandatory Put 12/1/2028)
9/28 at 100.69 A3 3,610,819
20 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Series 2020B, 5.000%, 9/01/25
No Opt. Call AA 23,211
226,410 Total Georgia 260,183,688
Guam - 0.0%
4,070 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 A- (4) 4,376,919
Hawaii - 0.6%
8,405 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 A- 9,186,161
10,785 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A- 11,706,578
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Queens Health Systems, Series
2015A:
5,500 5.000%, 7/01/26 7/25 at 100.00 AA- 6,324,120
4,510 5.000%, 7/01/27 7/25 at 100.00 AA- 5,177,345
7,825 5.000%, 7/01/28 7/25 at 100.00 AA- 8,974,101
9,180 5.000%, 7/01/29 7/25 at 100.00 AA- 10,517,801
15,450 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the
State of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A- 16,486,695
700 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2021A, 2.000%, 7/01/46
7/31 at 100.00 Aa1 664,776
62,355 Total Hawaii 69,037,577
Idaho - 0.5%
560 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities
Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 A2 607,577
2,205 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 A1 2,586,531
3,750 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project,
Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 A1 4,856,025
3,100 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
3/24 at 100.00 A- 3,276,514
3,310 Idaho Housing and Finance Association, Grant and Revenue Anticipation
Bonds, Federal Highway Trust Funds, Series 2021A, 5.000%, 7/15/29
No Opt. Call A+ 4,246,664
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39
7/26 at 100.00 BBB- 1,133,550
1,310 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 Aa1 1,353,191
455 Idaho State, Tax Anticipation Notes, Series 2021, 3.000%, 6/30/22 No Opt. Call N/R 461,493

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 2,710 Madison County School District 321, Idaho, General Obligation Bonds,
Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B,
5.000%, 8/15/22
No Opt. Call Aaa $ 2,790,866
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB- 12,661,914
13,690 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R 13,782,955
Valley and Adams Counties Joint School District 421
McCall-Donnelly, Idaho, General Obligation Bonds, Serie
2021A:
1,285 4.000%, 9/15/29 No Opt. Call Aaa 1,564,989
1,665 4.000%, 9/15/30 No Opt. Call Aaa 2,059,888
1,735 4.000%, 9/15/31 No Opt. Call Aaa 2,181,953
815 4.000%, 9/15/32 9/31 at 100.00 Aaa 1,022,279
49,595 Total Idaho 54,586,389
Illinois - 9.3%
1,650 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
1/22 at 100.00 N/R 1,651,336
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 BBB 5,080,230
Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2013A:
2,800 0.000%, 1/01/30, (Pre-refunded 7/01/23) 7/23 at 72.73 A2 (4) 2,026,836
2,550 0.000%, 1/01/31, (Pre-refunded 7/01/23) 7/23 at 68.95 A2 (4) 1,749,912
2,760 0.000%, 1/01/32, (Pre-refunded 7/01/23) 7/23 at 65.29 A2 (4) 1,793,476
4,000 0.000%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 61.69 A2 (4) 2,456,080
Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016:
426 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 433,400
441 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 456,960
946 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 997,254
1,033 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 1,087,511
951 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 1,000,195
Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016:
581 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 591,092
606 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 627,931
936 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 986,713
1,403 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 1,477,036
1,427 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 1,500,819
29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 35,737,201
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
1,860 5.000%, 4/01/33 4/27 at 100.00 A- 2,186,170
1,000 5.000%, 4/01/42 4/27 at 100.00 A- 1,161,910
1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 A- 1,374,227
10,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 BB 14,123,457
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125 5.000%, 12/01/27 No Opt. Call BB 3,770,281
12,385 5.000%, 12/01/30 12/27 at 100.00 BB 14,782,860

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,600 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB $ 3,096,210
8,925 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 BB 10,542,210
5,795 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22
No Opt. Call BB 5,981,947
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018C:
1,200 5.000%, 12/01/22 No Opt. Call BB 1,249,236
2,885 5.000%, 12/01/23 No Opt. Call BB 3,126,215
2,300 5.000%, 12/01/24 No Opt. Call BB 2,576,391
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860 0.000%, 12/01/25 No Opt. Call BB 1,775,240
2,545 0.000%, 12/01/26 No Opt. Call BB 2,380,415
4,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB 5,049,480
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 25,241,148
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A:
1,000 5.000%, 12/01/33 12/30 at 100.00 BB 1,257,650
5,300 5.000%, 12/01/36 12/30 at 100.00 BB 6,634,487
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 A+ 7,370,920
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2015A:
5,710 5.000%, 1/01/33 1/25 at 100.00 A 6,374,530
4,225 5.000%, 1/01/34 1/25 at 100.00 A 4,716,705
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B:
2,500 5.000%, 1/01/36 1/29 at 100.00 A 3,088,825
3,000 5.000%, 1/01/37 1/29 at 100.00 A 3,699,960
4,000 5.000%, 1/01/38 1/29 at 100.00 A 4,926,280
17,815 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+ 21,717,376
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
4,745 5.000%, 1/01/23, (ETM) No Opt. Call BBB+ (4) 4,967,019
2,080 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,177,323
7,600 5.000%, 1/01/24 No Opt. Call BBB+ 8,245,392
4,440 5.000%, 1/01/25 No Opt. Call BBB+ 4,978,527
2,045 5.000%, 1/01/26 No Opt. Call BBB+ 2,355,513
1,525 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%,
12/01/24
12/23 at 100.00 A+ 1,642,471
2,675 Cook County, Illinois, General Obligation Bonds, Refunding Series
2012C, 5.000%, 11/15/22
No Opt. Call A+ 2,784,996
Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A:
3,925 5.000%, 11/15/26 No Opt. Call A+ 4,726,053
2,000 5.000%, 11/15/27 No Opt. Call A+ 2,464,880
3,695 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/39
11/30 at 100.00 AA- 4,363,204

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Effingham and Clay Counties Community Unit School
District Number 40, Effingham,  Illinois, General Obligation
Bonds, School Series 2019A:
$ 1,000 4.000%, 12/01/30 - BAM Insured 12/27 at 100.00 AA $ 1,167,070
1,000 4.000%, 12/01/34 - BAM Insured 12/27 at 100.00 AA 1,132,510
1,395 4.000%, 12/01/35 - BAM Insured 12/27 at 100.00 AA 1,570,003
1,455 4.000%, 12/01/36 - BAM Insured 12/27 at 100.00 AA 1,635,725
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call AA 531,335
Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017:
873 2.400%, 3/01/23 - BAM Insured No Opt. Call AA 892,311
923 2.600%, 3/01/24 - BAM Insured No Opt. Call AA 960,529
1,022 3.000%, 3/01/26 - BAM Insured No Opt. Call AA 1,111,834
1,052 3.150%, 3/01/27 - BAM Insured 3/26 at 100.00 AA 1,141,315
6,815 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call AA 7,796,019
7,320 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call AA 8,745,350
1,095 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014, 5.000%, 8/01/23
No Opt. Call AA 1,176,468
8,500 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA 9,725,870
3,245 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2012, 5.000%, 6/01/42, (Pre-refunded 6/01/22)
6/22 at 100.00 AA (4) 3,309,446
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%,
8/15/39
8/27 at 100.00 AA 7,260,160
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series
2016, 5.000%, 3/01/30
3/26 at 100.00 AA- 2,338,340
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
2,400 3.625%, 2/15/32 2/27 at 100.00 AA+ 2,681,928
10,000 3.750%, 2/15/34 2/27 at 100.00 AA+ 11,210,800
32,435 4.000%, 2/15/41 2/27 at 100.00 AA+ 36,553,921
70 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 81,138
1,505 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 1,744,460
13,685 Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2012, 5.000%, 9/01/27, (Pre-refunded 9/01/22)
9/22 at 100.00 AA+ (4) 14,121,688
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
475 5.000%, 9/01/26, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 532,708
1,205 5.000%, 9/01/27, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 1,351,395
775 5.000%, 9/01/29, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 869,155
2,450 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 2,747,650
3,015 4.625%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 3,351,414
7,055 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 7,912,112
Illinois Finance Authority, Revenue Bonds, Ingalls Health
System, Series 2013:
1,390 5.000%, 5/15/23, (Pre-refunded 5/15/22) 5/22 at 100.00 A1 (4) 1,413,963
1,120 5.000%, 5/15/25, (Pre-refunded 5/15/22) 5/22 at 100.00 A1 (4) 1,139,309
1,175 5.000%, 5/15/26, (Pre-refunded 5/15/22) 5/22 at 100.00 A1 (4) 1,195,257

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019:
$ 2,500 5.000%, 4/01/31 4/29 at 100.00 AA- $ 3,129,300
1,300 5.000%, 4/01/32 4/29 at 100.00 AA- 1,623,245
4,500 5.000%, 4/01/34 4/29 at 100.00 AA- 5,601,825
7,610 5.000%, 4/01/36 4/29 at 100.00 AA- 9,427,648
5,270 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call A3 5,932,281
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
2,370 5.000%, 7/01/33 7/26 at 100.00 AA- 2,781,835
3,170 5.000%, 7/01/34 7/26 at 100.00 AA- 3,720,851
5,000 5.000%, 7/01/35 7/26 at 100.00 AA- 5,868,850
Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A:
1,000 5.000%, 11/15/27 11/25 at 100.00 A 1,156,060
1,885 5.000%, 11/15/28 11/25 at 100.00 A 2,177,609
2,000 5.000%, 11/15/29 11/25 at 100.00 A 2,308,820
2,950 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
1/22 at 100.00 B 2,955,782
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
2,215 5.000%, 8/15/35 8/25 at 100.00 A3 2,529,043
5,000 5.000%, 8/15/44 8/25 at 100.00 A3 5,691,700
Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C:
1,150 5.000%, 3/01/32 3/27 at 100.00 AA- 1,356,713
2,750 5.000%, 3/01/33 3/27 at 100.00 AA- 3,240,435
1,650 5.000%, 3/01/34 3/27 at 100.00 AA- 1,944,013
1,800 4.000%, 3/01/35 3/27 at 100.00 AA- 2,021,328
9,805 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021B, 5.000%, 8/15/53, (Mandatory Put 8/15/2031)
No Opt. Call AA- 13,055,946
610 Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare
Network, Series 2003A. Remarketing 07/21/16, 1.375%, 11/15/22
1/22 at 101.00 AA 616,277
22,750 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 Aaa 22,772,522
2,295 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 Aaa 2,323,756
Illinois State, General Obligation Bonds, February Series
2014:
4,110 5.000%, 2/01/23 No Opt. Call BBB 4,313,856
5,815 5.000%, 2/01/24 No Opt. Call BBB 6,348,584
4,985 5.000%, 2/01/25 2/24 at 100.00 BBB 5,434,398
4,675 5.000%, 2/01/26 2/24 at 100.00 BBB 5,095,470
6,100 5.000%, 2/01/27 2/24 at 100.00 BBB 6,647,292
3,010 Illinois State, General Obligation Bonds, June Series 2016, 3.500%,
6/01/29
6/26 at 100.00 BBB 3,277,438
2,750 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/26
No Opt. Call BBB 3,208,645
1,800 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 BBB 1,973,772
12,200 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/26
No Opt. Call BBB 14,482,864
6,440 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 BBB 7,740,365

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, November Series
2017D:
$ 26,235 5.000%, 11/01/23 No Opt. Call BBB $ 28,371,841
4,180 5.000%, 11/01/24 No Opt. Call BBB 4,686,867
5,530 5.000%, 11/01/25 No Opt. Call BBB 6,393,344
4,780 3.250%, 11/01/26 No Opt. Call BBB 5,281,565
3,380 5.000%, 11/01/26 No Opt. Call BBB 4,012,465
11,560 5.000%, 11/01/27 No Opt. Call BBB 13,998,698
5,915 5.000%, 11/01/28 11/27 at 100.00 BBB 7,124,026
10,075 Illinois State, General Obligation Bonds, November Series 2019A,
5.000%, 11/01/22
No Opt. Call BBB 10,462,686
2,000 Illinois State, General Obligation Bonds, November Series 2019B,
5.000%, 11/01/30
11/29 at 100.00 BBB 2,526,760
3,250 Illinois State, General Obligation Bonds, Refunding March Series 2021C,
4.000%, 3/01/24
No Opt. Call BBB 3,490,012
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 BBB 1,950,848
Illinois State, General Obligation Bonds, Refunding Series
2012:
15,265 5.000%, 8/01/22 No Opt. Call BBB 15,678,529
410 5.000%, 8/01/25 8/22 at 100.00 BBB 420,848
12,210 Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/22 No Opt. Call BBB 12,210,000
Illinois State, General Obligation Bonds, Series 2013:
5,715 5.500%, 7/01/25 7/23 at 100.00 BBB 6,149,797
2,895 5.500%, 7/01/26 7/23 at 100.00 BBB 3,115,251
2,115 5.500%, 7/01/27 7/23 at 100.00 BBB 2,275,571
7,570 5.250%, 7/01/29 7/23 at 100.00 BBB 8,109,514
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2014A:
3,685 5.000%, 12/01/22 No Opt. Call AA- 3,843,529
4,110 5.000%, 1/01/33 1/23 at 100.00 AA- 4,297,662
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2016A:
8,230 5.000%, 12/01/31 1/26 at 100.00 AA- 9,572,642
8,570 5.000%, 12/01/32 1/26 at 100.00 AA- 9,957,055
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2018A:
8,525 5.000%, 1/01/25 No Opt. Call AA- 9,660,274
14,585 5.000%, 1/01/26 No Opt. Call AA- 17,089,682
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2014B:
11,000 5.000%, 1/01/36 1/24 at 100.00 AA- 11,976,470
6,260 5.000%, 1/01/37 1/24 at 100.00 AA- 6,810,442
11,670 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA- 12,727,886
10,875 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/37
1/26 at 100.00 AA- 12,593,359
Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Series 2007A:
6,615 9.000%, 1/01/22 - AGM Insured No Opt. Call AA+ 6,615,000
1,955 9.000%, 1/01/22 - AGM Insured, (ETM) No Opt. Call AA (4) 1,955,000
965 9.000%, 1/01/23 - AGM Insured No Opt. Call AA+ 1,049,370
285 9.000%, 1/01/23 - AGM Insured, (ETM) No Opt. Call AA (4) 309,376
3,940 9.000%, 1/01/25 - AGM Insured No Opt. Call AA+ 4,925,315
1,210 9.000%, 1/01/25, (ETM) No Opt. Call AA (4) 1,512,186

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016:
$ 5,020 5.000%, 2/01/34 2/26 at 100.00 AA- $ 5,827,417
3,465 5.000%, 2/01/35 2/26 at 100.00 AA- 4,016,281
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
1,140 5.000%, 12/01/24 - BAM Insured No Opt. Call AA 1,278,350
1,485 5.000%, 12/01/30 - BAM Insured 12/26 at 100.00 AA 1,787,242
1,165 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA 1,401,495
1,645 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 AA 1,977,175
1,725 5.000%, 12/01/33 - BAM Insured 12/26 at 100.00 AA 2,071,484
1,815 5.000%, 12/01/34 - BAM Insured 12/26 at 100.00 AA 2,176,657
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
1,845 4.000%, 12/01/27 No Opt. Call Aa2 2,174,019
1,925 4.000%, 12/01/28 12/27 at 100.00 Aa2 2,282,357
1,560 4.000%, 12/01/29 12/27 at 100.00 Aa2 1,840,659
Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series
2017A:
2,430 5.000%, 12/01/28 12/25 at 100.00 AA 2,830,391
2,500 5.000%, 12/01/29 12/25 at 100.00 AA 2,911,925
1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/31 - AGM Insured
11/26 at 100.00 AA 1,785,225
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2012B:
5,535 5.000%, 12/15/28 6/22 at 100.00 BBB+ 5,652,121
1,905 0.000%, 12/15/51 No Opt. Call BBB+ 785,660
4,360 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
(WI/DD, Settling 3/17/22)
12/31 at 100.00 BBB+ 5,016,354
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
1,810 0.000%, 12/15/37 (8) No Opt. Call BBB+ 1,570,012
9,045 0.000%, 12/15/42 (8) 6/38 at 100.00 BBB+ 7,916,546
6,000 0.000%, 12/15/47 (8) 6/38 at 100.00 BBB+ 5,171,040
1,470 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 BBB+ 1,810,658
28,550 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 -
NPFG Insured
No Opt. Call BBB+ 24,655,780
Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018:
419 3.100%, 3/01/26 - BAM Insured No Opt. Call AA 454,494
474 3.200%, 3/01/27 - BAM Insured No Opt. Call AA 520,589
337 3.300%, 3/01/28 - BAM Insured 3/27 at 100.00 AA 370,478
587 3.450%, 3/01/30 - BAM Insured 3/27 at 100.00 AA 643,287
500 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 N/R 515,170

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
$ 325 5.000%, 10/01/27 - BAM Insured No Opt. Call AA $ 393,864
650 5.000%, 10/01/28 - BAM Insured No Opt. Call AA 805,597
2,270 Peroia Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series 2011,
0.010%, 12/01/24
No Opt. Call A 2,194,159
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM
Insured
3/24 at 100.00 AA 1,605,404
Quad Cities Regional Economic Development Authority,
Illinois, Revenue Bonds, Augustana College, Series 2012:
295 5.000%, 10/01/23 10/22 at 100.00 Baa1 303,192
350 5.000%, 10/01/24 10/22 at 100.00 Baa1 359,366
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017:
3,940 5.000%, 6/01/25 No Opt. Call A 4,509,094
5,020 5.000%, 6/01/26 No Opt. Call A 5,923,851
3,030 5.000%, 6/01/27 6/26 at 100.00 A 3,555,705
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4, Refunding
Series 2017:
1,283 3.700%, 3/01/29 - BAM Insured 3/27 at 100.00 AA 1,428,928
1,073 3.800%, 3/01/30 - BAM Insured 3/27 at 100.00 AA 1,191,642
1,897 4.000%, 3/01/33 - BAM Insured 3/27 at 100.00 AA 2,092,467
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
2,425 5.000%, 1/01/36 1/30 at 100.00 AA- 3,077,446
2,435 5.000%, 1/01/37 - BAM Insured 1/30 at 100.00 AA 3,134,795
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
2,565 7.125%, 11/01/43, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 2,876,622
2,415 7.625%, 11/01/48, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 2,730,326
2,845 Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project,
Series 2016B, 4.000%, 10/15/40
10/25 at 100.00 A- 3,100,253
Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern
Illinois Flood District Council Project, Series 2020:
950 4.000%, 4/15/34 4/30 at 100.00 AA- 1,127,783
1,225 4.000%, 10/15/35 4/30 at 100.00 AA- 1,449,738
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
95 5.000%, 3/01/22 No Opt. Call A 95,692
7,805 5.000%, 3/01/33 3/25 at 100.00 A 8,823,474
13,960 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 AA 15,762,934
11,060 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 12,458,869
2,830 Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate
Revenue Source, Series 2012, 4.000%, 11/01/22
No Opt. Call A 2,911,929
Will and Kendall Counties Community Consolidated
School District 202 Plainfield, Illinois, General Obligation
Bonds, Series 2016C:
9,760 5.000%, 1/01/22 No Opt. Call Aa2 9,760,000
3,355 5.000%, 1/01/23 No Opt. Call Aa2 3,514,060
3,295 5.000%, 1/01/24 No Opt. Call Aa2 3,581,303
4,215 5.000%, 1/01/25 No Opt. Call Aa2 4,748,113

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Series 2013B, 0.010%, 1/01/30
No Opt. Call Baa1 $ 4,716,436
5,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue
Source, Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 AA+ (4) 5,854,050
Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013:
4,070 0.000%, 2/01/25 No Opt. Call A+ 3,932,841
3,855 0.010%, 2/01/26 No Opt. Call A+ 3,660,400
916,791 Total Illinois 1,017,000,265
Indiana - 2.8%
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 BBB+ 4,049,570
2,570 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/1/2026)
No Opt. Call A2 2,555,223
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
1.400%, 8/01/29, (Mandatory Put 8/1/2026)
8/26 at 100.00 A2 6,719,895
2,375 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 2,606,277
5,825 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019B, 2.100%, 11/01/49, (Mandatory Put 11/1/2026)
5/26 at 100.00 A- 6,084,795
Indiana Finance Authority, Hospital Revenue Bonds, Major
Hospital Project, Series 2014A:
1,130 3.500%, 10/01/26, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (4) 1,191,867
500 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (4) 540,665
4,000 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 AA+ 4,639,040
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Refunding First Lien Series
2021-1:
3,870 5.000%, 10/01/27 No Opt. Call AA 4,791,873
4,300 5.000%, 10/01/29 No Opt. Call AA 5,563,039
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2014A:
800 5.000%, 10/01/22 No Opt. Call AA 828,536
650 5.000%, 10/01/23 No Opt. Call AA 703,099
735 5.000%, 10/01/24 No Opt. Call AA 827,786
1,580 5.000%, 10/01/25 10/24 at 100.00 AA 1,778,464
1,710 5.000%, 10/01/26 10/24 at 100.00 AA 1,921,339
10,000 5.000%, 10/01/40 10/24 at 100.00 AA 11,178,000
8,010 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2014A, 2.950%, 10/01/22, (ETM)
7/22 at 100.00 AA- (4) 8,122,380
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa 1,471,529
11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 Aaa 11,368,665
Indiana Municipal Power Agency, Power Supply System
Revenue Bonds, Series 2013A:
2,900 5.250%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A+ (4) 3,114,716
2,505 5.250%, 1/01/34, (Pre-refunded 7/01/23) 7/23 at 100.00 A+ (4) 2,690,470

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D:
$ 9,005 5.000%, 1/01/25, (AMT) No Opt. Call A1 $ 10,143,952
4,170 5.000%, 1/01/26, (AMT) No Opt. Call A1 4,852,045
11,165 5.000%, 1/01/28, (AMT) No Opt. Call A1 13,686,727
5,000 5.000%, 1/01/29, (AMT) No Opt. Call A1 6,263,900
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call AA 5,370,950
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,910 5.250%, 8/15/28 8/23 at 100.00 AA 8,514,719
10,000 5.250%, 8/15/29 8/23 at 100.00 AA 10,785,000
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,520 5.000%, 8/15/26 No Opt. Call AA 14,900,553
6,770 5.000%, 8/15/27 No Opt. Call AA 8,279,304
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
515 5.000%, 10/01/27 10/24 at 100.00 A+ 576,929
730 5.000%, 10/01/28 10/24 at 100.00 A+ 817,797
1,000 5.000%, 10/01/29 10/24 at 100.00 A+ 1,120,310
1,360 5.000%, 10/01/31 10/24 at 100.00 A+ 1,524,342
1,215 5.000%, 10/01/33 10/24 at 100.00 A+ 1,362,404
Knox County, Indiana, Economic Development Revenue
and Refunding Bonds, Good Samaritan Hospital Project,
Series 2012A:
940 5.000%, 4/01/22 No Opt. Call Baa3 950,491
2,015 5.000%, 4/01/24 4/22 at 100.00 Baa3 2,037,487
Lake County Building Corporation, Indiana, First Mortgage
Bonds, Series 2012:
500 5.000%, 2/01/22 No Opt. Call N/R 501,125
500 5.000%, 8/01/22 2/22 at 100.00 N/R 501,100
500 5.000%, 8/01/23 2/22 at 100.00 N/R 501,025
500 5.000%, 2/01/24 2/22 at 100.00 N/R 500,925
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 A- 38,727,506
Southwest Allen Multi School Building Corporation, Allen
County, Indiana, First Mortgage Bonds, Series 2020:
675 4.000%, 7/15/24 No Opt. Call AA+ 735,581
570 4.000%, 1/15/25 No Opt. Call AA+ 630,050
Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014:
1,040 5.000%, 2/01/25 8/24 at 100.00 A 1,159,069
1,000 5.000%, 2/01/26 8/24 at 100.00 A 1,112,930
1,805 5.000%, 2/01/27 8/24 at 100.00 A 2,006,312
1,800 5.000%, 2/01/29 8/24 at 100.00 A 2,000,736
2,700 5.000%, 2/01/31 8/24 at 100.00 A 3,002,103
24,600 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/5/2026)
No Opt. Call A2 29,266,128
25,005 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 5.000%, 11/01/45, (AMT),
(Mandatory Put 11/1/2022)
No Opt. Call A2 25,972,443

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 20,625 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2016A, 5.000%, 3/01/46, (AMT),
(Mandatory Put 3/1/2023)
No Opt. Call A2 $ 21,737,513
270,690 Total Indiana 302,288,684
Iowa - 1.0%
Des Moines, Iowa, General Obligation Bonds, Refunding
Capital Loan Notes Series 2021A:
1,865 5.000%, 6/01/27 No Opt. Call AA+ 2,287,665
3,770 5.000%, 6/01/29 No Opt. Call AA+ 4,836,797
Des Moines, Iowa, General Obligation Bonds, Series
2021F:
4,835 5.000%, 6/01/26 No Opt. Call AA+ 5,765,689
3,900 5.000%, 6/01/27 No Opt. Call AA+ 4,783,857
10,030 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint
Health Project,  Series 2013A, 5.250%, 2/15/44, (Pre-refunded 2/15/23)
2/23 at 100.00 AA- (4) 10,588,370
Iowa Finance Authority, Healthcare Revenue Bonds,
Genesis Health System, Series 2013A:
8,670 5.000%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 A1 (4) 9,278,287
6,840 5.000%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 A1 (4) 7,319,895
2,015 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 BB- 2,164,896
6,445 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/1/2033)
12/22 at 103.00 BB- 6,859,607
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 AAA 2,066,620
13,255 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 AAA 14,505,609
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 AAA 7,464,972
2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 AAA 2,252,047
12,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds, Series
2013, 5.000%, 8/01/32
8/23 at 100.00 N/R 12,861,120
5,885 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB 6,769,927
Iowa Tobacco Settlement Authority, Tobacco Settlement
Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
400 5.000%, 6/01/27 No Opt. Call N/R 485,620
1,400 5.000%, 6/01/28 No Opt. Call A 1,739,878
1,625 5.000%, 6/01/29 No Opt. Call A 2,064,075
1,600 5.000%, 6/01/30 No Opt. Call A 2,071,536
1,605 5.000%, 6/01/31 No Opt. Call A- 2,120,943
1,610 5.000%, 6/01/32 6/31 at 100.00 A- 2,110,952
1,000 5.000%, 6/01/33 6/31 at 100.00 N/R 1,306,130
2,785 University of Iowa Facilities Corporation, Revenue Bonds, Refunding
Series 2021, 5.000%, 6/01/25
No Opt. Call Aa1 3,209,657
103,185 Total Iowa 114,914,149
Kansas - 0.7%
14,655 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas
City Power and Light Company Project, Refunding Series 1993A,
2.950%, 12/01/23
4/23 at 101.00 A+ 15,223,028

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 11,000 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas
City Power and Light Company Project, Refunding Series 1993B,
2.950%, 12/01/23
4/23 at 101.00 A+ $ 11,425,040
32,980 Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B, 5.000%, 11/15/54, (Mandatory
Put 11/15/2028)
No Opt. Call AA 41,697,933
5,265 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37,
(Pre-refunded 9/01/22)
9/22 at 100.00 A (4) 5,432,374
Wyandotte County/Kansas City Unified Government,
Kansas, Utility System Revenue Bonds, Refunding &
Improvement Series 2014A:
740 5.000%, 9/01/22 No Opt. Call A 762,563
1,505 5.000%, 9/01/23 No Opt. Call A 1,619,726
66,145 Total Kansas 76,160,664
Kentucky - 1.6%
Ashland, Kentucky, Medical Center Revenue Bonds,
Ashland Hospital Corporation d/b/a King's Daughters
Medical Center Project, Refunding Series 2019:
450 4.000%, 2/01/33 2/30 at 100.00 BBB+ 518,913
500 4.000%, 2/01/34 2/30 at 100.00 BBB+ 575,675
180 4.000%, 2/01/35 2/30 at 100.00 BBB+ 206,843
1,110 4.000%, 2/01/36 2/30 at 100.00 BBB+ 1,272,460
8,935 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1 9,186,431
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 Baa2 3,753,248
1,880 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%,
6/01/46
6/25 at 100.00 Baa2 2,028,971
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,320 5.000%, 7/01/26, (AMT) 7/24 at 100.00 A+ 1,459,036
3,280 5.000%, 7/01/28, (AMT) 7/24 at 100.00 A+ 3,625,482
Louisville/Jefferson County Metro Government, Kentucky,
Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,000 5.000%, 12/01/27, (Pre-refunded 6/01/22) 6/22 at 100.00 BBB+ (4) 5,097,650
10,175 5.000%, 12/01/35, (Pre-refunded 6/01/22) 6/22 at 100.00 N/R (4) 10,373,718
3,810 5.000%, 12/01/35, (Pre-refunded 6/01/22) 6/22 at 100.00 BBB+ (4) 3,884,409
5,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1 5,077,850
Murray, Kentucky, Hospital Facilities Revenue Bonds,
Murray-Calloway County Public Hospital Corporation
Project, Refunding Series 2016:
1,005 5.000%, 8/01/25 No Opt. Call Ba2 1,123,952
1,060 5.000%, 8/01/26 No Opt. Call Ba2 1,210,817
1,110 5.000%, 8/01/27 8/26 at 100.00 Ba2 1,263,147
1,165 5.000%, 8/01/28 8/26 at 100.00 Ba2 1,318,966
1,230 5.000%, 8/01/29 8/26 at 100.00 Ba2 1,383,528
2,935 5.000%, 8/01/37 8/26 at 100.00 Ba2 3,242,852
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
5,070 4.000%, 2/01/26 No Opt. Call N/R 5,768,342
3,820 4.000%, 2/01/27 No Opt. Call N/R 4,446,021

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/1/2029)
No Opt. Call A $ 16,111,650
17,040 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/1/2024)
1/24 at 100.37 A2 18,209,966
24,485 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/1/2025)
10/24 at 100.24 A2 26,687,426
11,025 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/1/2025)
3/25 at 100.19 A1 12,079,211
10,735 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/1/2028)
11/27 at 100.47 A1 12,437,142
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
(AMT), (Mandatory Put 9/1/2027)
No Opt. Call A1 4,793,985
University of Kentucky, General Receipts Bonds, Refunding
Series 2018A:
6,945 3.000%, 10/01/34 4/26 at 100.00 AA 7,408,995
5,000 3.125%, 10/01/37 4/26 at 100.00 AA 5,335,700
1,475 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call AA- 1,860,831
158,690 Total Kentucky 171,743,217
Louisiana - 2.4%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial Hospital,
Refunding Series 2019:
14,510 5.000%, 12/01/34 12/29 at 100.00 BB 17,575,673
9,250 5.000%, 12/01/39 12/29 at 100.00 BB 11,087,050
East Baton Rouge Sewerage Commission, Louisiana,
Revenue Bonds, Refunding Series 2014B:
980 5.000%, 2/01/23 No Opt. Call AA- 1,030,793
565 5.000%, 2/01/24 No Opt. Call AA- 619,376
805 5.000%, 2/01/25 No Opt. Call AA- 915,985
12,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/1/2024)
No Opt. Call N/R 12,500,125
475 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2012, 5.000%, 6/01/24, (Pre-refunded
6/01/22) - AGM Insured
6/22 at 100.00 AA (4) 484,376
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
17,490 5.000%, 6/01/25 No Opt. Call A1 19,876,510
16,740 5.000%, 6/01/26 No Opt. Call A1 19,595,342
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 N/R 2,500,826
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, East
Baton Rouge Sewerage Commission Projects, Subordinate
Lien Series 2014A:
2,280 5.000%, 2/01/28, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,501,411
2,850 5.000%, 2/01/29, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 3,126,763
2,000 5.000%, 2/01/30, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,194,220

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 24,110 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB $ 26,450,117
5,430 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/1/2023)
No Opt. Call A3 5,535,505
5,250 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013C, 1.650%, 9/01/34, (Mandatory Put
12/1/2023)
No Opt. Call A3 5,352,007
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
1,330 5.000%, 5/15/28 5/27 at 100.00 A 1,615,418
1,000 5.000%, 5/15/29 5/27 at 100.00 A 1,208,440
1,155 5.000%, 5/15/30 5/27 at 100.00 A 1,389,303
1,750 5.000%, 5/15/31 5/27 at 100.00 A 2,098,863
3,235 5.000%, 5/15/42 5/27 at 100.00 A 3,825,711
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37 (6)
7/27 at 100.00 Caa1 960,000
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2016:
1,055 5.000%, 5/15/30 5/26 at 100.00 A 1,232,514
25 5.000%, 5/15/30, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 29,515
35 5.000%, 5/15/32, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 41,320
3,410 5.000%, 5/15/32 5/26 at 100.00 A 3,968,251
3,675 5.000%, 5/15/33 5/26 at 100.00 A 4,272,408
40 5.000%, 5/15/33, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 47,223
2,980 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+ 3,112,342
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
1,075 5.000%, 7/01/22 No Opt. Call A2 1,099,940
3,140 5.000%, 7/01/29 7/23 at 100.00 A2 3,352,013
1,080 5.000%, 7/01/30 7/23 at 100.00 A2 1,153,235
4,010 5.000%, 7/01/31 7/23 at 100.00 A2 4,282,078
3,935 5.000%, 7/01/32 7/23 at 100.00 A2 4,201,675
15,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series
2012A-1, 4.000%, 5/01/31
5/22 at 100.00 Aa2 15,182,850
8,225 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%,
3/01/26
No Opt. Call Aa3 9,714,877
Louisiana State, Unclaimed Property Special Revenue
Bonds, Interstate 49 North Project, Series 2013:
1,165 5.000%, 9/01/29, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 1,256,441
5,075 5.000%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 5,473,337
4,000 5.000%, 9/01/32, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 4,313,960
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
5,195 5.000%, 12/01/26 No Opt. Call A+ 6,224,597
2,730 5.000%, 12/01/27 No Opt. Call A+ 3,355,934
6,015 5.000%, 12/01/29 No Opt. Call A+ 7,698,298

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
$ 1,000 5.000%, 12/01/22 No Opt. Call A+ $ 1,043,490
870 5.000%, 12/01/23 No Opt. Call A+ 946,447
1,020 5.000%, 12/01/24 No Opt. Call A+ 1,150,081
480 5.000%, 12/01/25 No Opt. Call A+ 558,686
795 5.000%, 12/01/27 12/25 at 100.00 A+ 927,081
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Refunding Series 2014:
250 5.000%, 6/01/24 No Opt. Call A 275,818
605 5.000%, 6/01/25 6/24 at 100.00 A 669,880
500 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 554,690
640 5.000%, 6/01/27, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 710,003
380 5.000%, 6/01/28, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 421,564
600 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 665,628
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015:
410 5.000%, 6/01/30, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 471,902
775 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 892,010
1,000 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 1,150,980
1,075 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 1,237,303
500 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30, (Pre-refunded
4/01/23), (AMT)
4/23 at 100.00 A (4) 527,795
6,620 Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds,
Valero Project, Series 2010, 4.000%, 12/01/40, (Mandatory Put
6/1/2022)
No Opt. Call BBB 6,717,844
3,265 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/1/2030),
144A
No Opt. Call BB- 4,308,070
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/1/2025), 144A
No Opt. Call BB- 3,875,775
Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Junior Lien Series 2019B:
630 3.000%, 12/01/22 - AGM Insured No Opt. Call AA 644,692
760 5.000%, 12/01/26 - AGM Insured No Opt. Call AA 914,280
1,465 5.000%, 12/01/29 - AGM Insured 12/28 at 100.00 AA 1,849,694
1,000 5.000%, 12/01/30 - AGM Insured 12/28 at 100.00 AA 1,262,240
975 5.000%, 12/01/31 - AGM Insured 12/28 at 100.00 AA 1,228,051
1,150 5.000%, 12/01/32 - AGM Insured 12/28 at 100.00 AA 1,446,022
1,630 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 AA 1,881,444
5,980 3.000%, 12/01/35 - AGM Insured 12/28 at 100.00 AA 6,478,493
2,075 4.000%, 12/01/36 - AGM Insured 12/28 at 100.00 AA 2,382,494
565 4.000%, 12/01/44 - AGM Insured 12/28 at 100.00 AA 640,275
239,460 Total Louisiana 268,289,354
Maine - 0.5%
1,100 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2013,
5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 BBB (4) 1,177,176
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A:
4,255 4.000%, 7/01/41 7/26 at 100.00 BBB 4,677,138
5,660 4.000%, 7/01/46 7/26 at 100.00 BBB 6,187,569

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A:
$ 1,175 4.000%, 7/01/37 7/30 at 100.00 A+ $ 1,391,376
1,500 4.000%, 7/01/38 7/30 at 100.00 A+ 1,773,180
2,000 4.000%, 7/01/39 7/30 at 100.00 A+ 2,359,720
1,590 4.000%, 7/01/40 7/30 at 100.00 A+ 1,872,957
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A:
200 5.000%, 7/01/26 - AGM Insured No Opt. Call AA 238,246
150 5.000%, 7/01/27 - AGM Insured No Opt. Call AA 183,505
225 5.000%, 7/01/28 - AGM Insured No Opt. Call AA 281,491
500 2.500%, 7/01/29 - AGM Insured No Opt. Call AA 546,700
200 5.000%, 7/01/30 - AGM Insured No Opt. Call AA 260,916
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 AA+ 10,218,900
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 AA+ 3,081,375
6,280 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 AA+ 6,490,506
3,250 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 AA+ 3,265,665
10,675 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 AA+ 10,460,005
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 N/R 3,039,180
1,060 Maine State, General Obligation Bonds, Series 2021B, 5.000%, 6/01/28 No Opt. Call AA 1,336,978
290 Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013,
5.000%, 7/01/22
No Opt. Call BBB+ 296,508
56,235 Total Maine 59,139,091
Maryland - 1.9%
Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016:
1,270 3.250%, 1/01/31 1/26 at 100.00 A 1,375,321
3,365 5.000%, 1/01/37 1/26 at 100.00 A 3,858,309
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,760 5.000%, 9/01/27 No Opt. Call CCC 1,900,747
2,780 5.000%, 9/01/29 9/27 at 100.00 CCC 2,993,504
1,000 5.000%, 9/01/30 9/27 at 100.00 CCC 1,076,020
1,365 5.000%, 9/01/31 9/27 at 100.00 CCC 1,467,853
145 5.000%, 9/01/34 9/27 at 100.00 CCC 155,528
1,500 5.000%, 9/01/39 9/27 at 100.00 CCC 1,599,840
Baltimore, Maryland, Revenue Bonds, Water Projects, Series
2013A:
1,000 5.000%, 7/01/26, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 (4) 1,093,380
1,715 5.000%, 7/01/27, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 (4) 1,875,147
22,420 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 9/01/39
3/29 at 100.00 Aa1 23,777,307
10,275 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.500%, 9/01/40
3/29 at 100.00 Aa1 10,507,523

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 14,065 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 Aa1 $ 13,579,336
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1 13,209,768
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 N/R 20,114,000
5,835 Maryland Department of Transportation, Consolidated Transportation
Revenue Bonds, Second Series 2017, 5.000%, 9/01/28
9/27 at 100.00 AAA 7,179,559
12,500 Maryland Economic Development Corporation, Pollution Control
Revenue Bonds, Potomac Electric Power Company, Refunding Series
2019, 1.700%, 9/01/22
No Opt. Call A- 12,607,750
1,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Refunding Series 2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 AA 1,171,710
6,315 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2,
5.000%, 7/01/45, (Mandatory Put 7/1/2027)
1/27 at 100.00 A 7,550,151
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds,  Mercy Medical Center, Series
2016A:
800 5.000%, 7/01/32 7/26 at 100.00 BBB+ 936,880
2,250 5.000%, 7/01/33 7/26 at 100.00 BBB+ 2,632,387
1,650 5.000%, 7/01/34 7/26 at 100.00 BBB+ 1,927,646
2,000 5.000%, 7/01/35 7/26 at 100.00 BBB+ 2,332,480
1,570 5.000%, 7/01/36 7/26 at 100.00 BBB+ 1,828,171
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 N/R 1,180,820
7,825 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R (4) 8,747,020
9,835 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, First Series 2016, 4.000%, 6/01/27
6/24 at 100.00 AAA 10,690,153
12,200 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, Second Series 2020A-2, 5.000%, 8/01/28
No Opt. Call AAA 15,471,186
19,100 Montgomery County, Maryland, General Obligation Bonds, Refunding
Consolidated Public Improvement Series 2017C, 5.000%, 10/01/26
No Opt. Call AAA 23,044,341
5,485 Montgomery County, Maryland, General Obligation Bonds, Refunding
Consolidated Public Improvement Series 2020B, 4.000%, 11/01/28
No Opt. Call AAA 6,636,137
1,125 Washington Suburban Sanitary District, Montgomery and Prince
George's Counties, Maryland, General Obligation Bonds, Consolidated
Public Improvement, Green Second Series 2020, 5.000%, 12/01/25
No Opt. Call AAA 1,321,785
6,115 Washington Suburban Sanitary District, Montgomery and Prince
George's Counties, Maryland, General Obligation Bonds, Consolidated
Public Improvement, Series 2020, 5.000%, 12/01/26
No Opt. Call AAA 7,415,538
192,510 Total Maryland 211,257,297
Massachusetts - 1.3%
2,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 5.000%, 7/01/25
No Opt. Call AA 2,311,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
$ 835 5.000%, 7/01/26 7/24 at 100.00 B- $ 845,120
680 5.000%, 7/01/27 7/24 at 100.00 B- 687,446
925 5.000%, 7/01/28 7/24 at 100.00 B- 932,955
960 5.000%, 7/01/29 7/24 at 100.00 B- 966,019
4,800 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32,
144A
10/22 at 105.00 BB+ 5,147,328
2,370 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/28
(6)
1/22 at 100.00 N/R 711,000
14,455 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39
6/29 at 100.00 BBB 17,892,543
1,595 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 BBB 1,701,083
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,255 5.000%, 7/01/33 7/28 at 100.00 A 2,780,596
1,085 5.000%, 7/01/38 7/28 at 100.00 A 1,328,170
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
350 5.000%, 7/15/31, 144A 7/30 at 100.00 BB+ 438,413
415 5.000%, 7/15/32, 144A 7/30 at 100.00 BB+ 518,555
320 5.000%, 7/15/33, 144A 7/30 at 100.00 BB+ 399,162
300 5.000%, 7/15/34, 144A 7/30 at 100.00 BB+ 373,536
270 5.000%, 7/15/35, 144A 7/30 at 100.00 BB+ 335,653
135 5.000%, 7/15/36, 144A 7/30 at 100.00 BB+ 167,503
145 5.000%, 7/15/37, 144A 7/30 at 100.00 BB+ 179,530
Massachusetts Development Finance Agency, Revenue
Bonds, Simmons University Issue, Series 2018L:
1,080 5.000%, 10/01/30 10/28 at 100.00 BBB+ 1,333,811
1,240 5.000%, 10/01/31 10/28 at 100.00 BBB+ 1,526,886
1,765 5.000%, 10/01/32 10/28 at 100.00 BBB+ 2,169,415
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
980 5.000%, 7/01/35 7/31 at 100.00 A- 1,283,585
545 5.000%, 7/01/36 7/31 at 100.00 A- 712,277
615 5.000%, 7/01/37 7/31 at 100.00 A- 801,892
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 A- 4,603,940
4,235 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 BBB+ 4,836,920
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/1/2025)
1/25 at 100.00 AA+ 1,194,096
1,420 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.000%, 12/01/39
12/28 at 100.00 AA 1,507,884
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 AA 2,869,624
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 AA 3,166,440

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 7,570 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 AA+ $ 8,009,136
2,330 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 AA+ 2,362,597
4,930 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 AA+ 4,905,695
4,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 AA+ 4,958,935
8,250 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-222, 2.300%, 12/01/41
6/30 at 100.00 AA+ 8,252,062
2,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 N/R 2,952,639
26,700 Massachusetts State, General Obligation Bonds, Refunding Series 2020A,
5.000%, 6/01/44, (Mandatory Put 6/1/2023)
No Opt. Call Aa1 28,484,628
12,000 Massachusetts State, General Obligation Bonds, Refunding Series 2021B,
5.000%, 11/01/24
No Opt. Call N/R 13,565,400
6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 AA+ 7,623,857
133,665 Total Massachusetts 144,838,031
Michigan - 2.4%
Detroit Downtown Development Authority, Michigan, Tax
Increment Bonds, Development  Area 1 Projects, Refunding
Series 1996B:
3,050 0.010%, 7/01/22 No Opt. Call BB+ 3,015,871
2,650 0.000%, 7/01/23 No Opt. Call BB+ 2,552,453
2,880 0.010%, 7/01/24 No Opt. Call BB+ 2,689,862
430 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 AA- 509,851
21,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019C, 3.750%, 11/15/49, (Mandatory
Put 5/15/2026)
No Opt. Call A2 23,558,220
10,900 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/2028)
No Opt. Call AA- 10,969,542
16,800 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/2028)
No Opt. Call AA- 16,907,184
4,995 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal
System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 A+ 5,704,340
8,885 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/2024)
No Opt. Call AA+ 9,687,316
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
1,800 5.000%, 6/01/31 12/30 at 100.00 A- 2,345,094
1,500 5.000%, 6/01/32 12/30 at 100.00 A- 1,943,475
2,435 4.000%, 6/01/34 12/30 at 100.00 A- 2,918,932
1,000 4.000%, 6/01/35 12/30 at 100.00 A- 1,195,760
395 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 1.250%, 6/01/30
No Opt. Call BBB+ 396,146

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 AA $ 2,686,793
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 AA 8,773,737
4,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 AA+ 4,299,000
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AA+ 13,677,040
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 AA+ 26,158,001
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 AA+ 9,563,434
Michigan State Building Authority, Revenue Bonds,
Facilities Program, Refunding Series 2020-I:
1,750 4.000%, 10/15/24 No Opt. Call Aa2 1,921,902
5,035 5.000%, 10/15/27 No Opt. Call Aa2 6,227,792
22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call Aa3 22,838,575
21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate
Series 2008ET-2, 1.350%, 8/01/29
No Opt. Call Aa3 21,550,000
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/1/2026)
No Opt. Call Ba2 2,516,400
2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc.,
Series 2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/1/2024)
No Opt. Call A- 2,288,551
4,800 Romulus Community Schools, Wayne County, Michigan, General
Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22
No Opt. Call Aa1 4,872,960
Royal Oak Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, William Beaumont Hospital Obligated
Group, Refunding Series 2014D:
1,010 5.000%, 9/01/26 3/24 at 100.00 A+ 1,108,848
2,000 5.000%, 9/01/27 3/24 at 100.00 A+ 2,194,840
2,555 5.000%, 9/01/28 3/24 at 100.00 A+ 2,802,733
3,820 5.000%, 9/01/29 3/24 at 100.00 A+ 4,188,668
5,145 5.000%, 9/01/30 3/24 at 100.00 A+ 5,639,229
2,320 5.000%, 9/01/31 3/24 at 100.00 A+ 2,541,792
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding
Series 2015F:
3,765 5.000%, 12/01/32, (AMT) 12/25 at 100.00 A1 4,339,690
5,295 5.000%, 12/01/33, (AMT) 12/25 at 100.00 A1 6,101,005
5,000 5.000%, 12/01/34, (AMT) 12/25 at 100.00 A1 5,761,100
13,065 Wayne County Airport Authority, Michigan, Revenue Bonds, Refunding
Series 2017E, 4.000%, 12/01/26, (AMT), 144A
No Opt. Call A1 14,987,253
246,235 Total Michigan 261,433,389

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota - 0.9%
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
$ 885 5.000%, 2/15/33 2/28 at 100.00 A- $ 1,070,319
1,085 5.000%, 2/15/37 2/28 at 100.00 A- 1,304,246
8,390 4.250%, 2/15/43 2/28 at 100.00 A- 9,599,418
55 4.250%, 2/15/48 2/28 at 100.00 A- 62,587
4,930 Hennepin County, Minnesota, General Obligation Bonds, Refunding
Series 2020B, 5.000%, 12/01/25
No Opt. Call AAA 5,792,356
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2014A:
2,610 5.000%, 1/01/25 1/24 at 100.00 A+ 2,848,241
2,005 5.000%, 1/01/32 1/24 at 100.00 A+ 2,180,056
5,243 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa 5,352,902
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B:
6,705 2.625%, 1/01/40 7/29 at 100.00 AA+ 6,943,094
9,845 3.500%, 7/01/50 7/29 at 100.00 AA+ 10,693,344
5,830 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 AA+ 6,008,515
4,745 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 AA+ 4,760,089
4,280 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 AA+ 4,317,578
9,385 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 N/R 9,395,136
3,030 Minnesota State, General Obligation Bonds, Various Purpose Series
2015A, 5.000%, 8/01/22
No Opt. Call AAA 3,115,294
425 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 4.000%, 1/01/28
1/23 at 100.00 A- 438,383
1,150 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted
Medical Center Project, Series 2013, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R (4) 1,228,890
2,335 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Refunding Series 2014B, 5.000%, 5/01/23
No Opt. Call AA- 2,478,299
6,580 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 AAA 7,192,072
White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A:
3,785 2.000%, 2/01/28 2/27 at 100.00 AAA 3,982,653
4,105 2.000%, 2/01/29 2/27 at 100.00 AAA 4,283,362
4,135 2.000%, 2/01/30 2/27 at 100.00 AAA 4,281,958
91,538 Total Minnesota 97,328,792
Mississippi - 0.3%
6,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A- 6,901,062
5,085 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2019, 2.500%, 4/01/22
1/22 at 100.00 BBB+ 5,107,476

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi (continued)
Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A:
$ 2,490 2.450%, 12/01/39 6/29 at 100.00 Aaa $ 2,595,626
4,095 3.750%, 6/01/49 6/29 at 100.00 Aaa 4,467,604
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 Aaa 1,468,413
2,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%,
10/15/38
10/28 at 100.00 A+ 2,301,840
8,880 Mississippi State, General Obligation Bonds, Series 2013B, 5.000%,
12/01/28, (Pre-refunded 12/01/23)
12/23 at 100.00 AA (4) 9,676,358
30,590 Total Mississippi 32,518,379
Missouri - 0.6%
1,250 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 BBB- 1,354,187
1,100 Great Rivers Greenway Metropolitan Park & Recreation District, Missouri,
Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014,
3.000%, 12/30/24, (Pre-refunded 12/30/23)
12/23 at 100.00 A+ 1,157,398
10,375 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 11,178,129
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A 12,931,200
15,060 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A 16,090,556
1,465 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%,
5/01/33
5/23 at 100.00 BBB 1,544,784
220 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B,
4.000%, 5/01/32
11/23 at 100.00 BBB 229,975
1,390 Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T.
Still University of Health Sciences, Series 2014, 4.250%, 10/01/32, (Pre-
refunded 10/01/23)
10/23 at 100.00 A- (4) 1,486,772
2,365 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.750%, 11/01/39
5/29 at 100.00 AA+ 2,478,638
1,625 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2020A, 2.550%, 11/01/40
5/29 at 100.00 AA+ 1,684,816
1,090 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 2.150%, 11/01/41
5/30 at 100.00 AA+ 1,095,243
4,440 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 2.000%, 11/01/41
5/30 at 100.00 AA+ 4,328,290
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2014A:
1,365 5.000%, 1/01/25 1/24 at 100.00 A2 1,487,741
2,590 5.000%, 1/01/26 1/24 at 100.00 A2 2,823,074
1,010 5.000%, 1/01/32 1/24 at 100.00 A2 1,100,526

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 4,150 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/23
No Opt. Call A $ 4,343,763
1,100 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
3/23 at 103.00 BBB- 1,190,167
62,595 Total Missouri 66,505,259
Montana - 0.6%
1,500 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38
7/28 at 100.00 A+ 1,817,505
20,700 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 A1 21,564,639
35,095 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2016,
2.000%, 8/01/23
No Opt. Call A 35,929,208
1,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 A+ 1,168,630
1,075 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021A-1, 2.000%, 12/01/41
6/30 at 100.00 AA+ 1,068,593
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021B, 2.000%, 12/01/41
12/30 at 100.00 AA+ 1,686,947
550 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 A 611,644
61,645 Total Montana 63,847,166
National - 0.1%
1,165 BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series
2018, 1.110%, 7/31/23, 144A (SIFMA reference rate + 1.000% spread)
(5)
No Opt. Call A+ 1,165,000
5,362 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call AA+ 6,189,908
4,890 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37 2021 ML08
No Opt. Call AA+ 4,857,646
11,418 Total National 12,212,554
Nebraska - 1.0%
5,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/1/2024)
10/23 at 100.43 A2 5,388,550
3,030 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/1/2025)
5/25 at 100.50 Aa2 3,364,724
Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014:
2,025 5.000%, 5/15/28 5/24 at 100.00 A- 2,222,944
9,355 5.000%, 5/15/44 5/24 at 100.00 A- 10,211,731
680 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23, (Pre-
refunded 6/15/22)
6/22 at 100.00 AA- (4) 691,818
370 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22
No Opt. Call AA- 387,020

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
$ 540 5.000%, 7/01/23 No Opt. Call BBB $ 575,456
1,250 5.000%, 7/01/24 No Opt. Call BBB 1,382,637
530 5.000%, 7/01/25 No Opt. Call BBB 606,643
750 5.000%, 7/01/26 7/25 at 100.00 BBB 857,385
200 5.000%, 7/01/27 7/25 at 100.00 BBB 228,268
835 5.000%, 7/01/28 7/25 at 100.00 BBB 950,982
485 5.000%, 7/01/29 7/25 at 100.00 BBB 549,384
1,000 5.000%, 7/01/30 7/25 at 100.00 BBB 1,129,400
180 5.000%, 7/01/33 7/25 at 100.00 BBB 202,527
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2019D:
155 2.600%, 9/01/34 3/29 at 100.00 AA+ 161,587
7,205 2.850%, 9/01/39 3/29 at 100.00 AA+ 7,569,645
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 AA+ 10,394,300
605 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 AA+ 605,653
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 AA+ 17,830,063
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call Aa2 1,596,688
645 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Series 2014, 5.000%, 12/01/22, (ETM)
No Opt. Call Aa2 (4) 673,290
8,015 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit
2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32
7/26 at 100.00 A2 9,484,390
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series
2019:
1,195 5.000%, 6/15/26 No Opt. Call AA- 1,423,866
1,400 5.000%, 6/15/28 No Opt. Call AA- 1,760,542
1,480 5.000%, 6/15/29 No Opt. Call AA- 1,902,792
1,760 4.000%, 6/15/33 6/29 at 100.00 AA- 2,092,165
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 Aaa 2,353,770
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 A+ 5,898,519
Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A:
3,660 5.250%, 2/01/28 2/27 at 100.00 BB+ 4,196,300
1,355 5.250%, 2/01/29 2/27 at 100.00 BB+ 1,546,326
6,015 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 3.375%, 12/15/37
6/28 at 100.00 Aa1 6,614,034
97,430 Total Nebraska 104,853,399
Nevada - 1.7%
Clark County, Nevada, Airport Revenue Bonds, Jet Aviation
Fuel Tax, Refunding Series 2013A:
2,000 5.000%, 7/01/22, (AMT) No Opt. Call A1 2,047,000
1,050 5.000%, 7/01/23, (AMT) 1/23 at 100.00 A1 1,097,502
1,905 5.000%, 7/01/24, (AMT) 1/23 at 100.00 A1 1,991,982
5,275 Clark County, Nevada, General Obligation Bonds, Refunding Flood
Control Series 2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 AA+ (4) 5,816,690

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Clark County, Nevada, Highway Revenue Bonds, Indexed
Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
$ 3,885 5.000%, 7/01/26 No Opt. Call AA- $ 4,627,928
4,075 5.000%, 7/01/27 No Opt. Call AA- 4,980,343
4,280 5.000%, 7/01/28 No Opt. Call AA- 5,363,782
10,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2019E,
5.000%, 7/01/23
No Opt. Call Aa3 10,700,000
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,750 4.000%, 9/01/32 9/26 at 100.00 N/R 1,871,310
2,275 4.000%, 9/01/35 9/26 at 100.00 N/R 2,414,594
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 Aa3 4,054,599
15,060 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Limited Tax Refunding Series 2021C, 5.000%, 6/01/27
No Opt. Call Aa1 18,455,126
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Limited Tax Refunding Water Series
2021A:
14,350 5.000%, 6/01/26 No Opt. Call Aa1 17,077,792
21,185 5.000%, 6/01/27 No Opt. Call Aa1 25,960,946
12,860 5.000%, 6/01/28 No Opt. Call Aa1 16,128,883
13,505 5.000%, 6/01/29 No Opt. Call Aa1 17,282,214
1,705 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Limited Tax Refunding Water Series 2021B, 5.000%, 6/01/25
No Opt. Call Aa1 1,965,609
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Water Series 2012B:
2,125 5.000%, 6/01/24 6/22 at 100.00 Aa1 2,166,927
1,545 5.000%, 6/01/25 6/22 at 100.00 Aa1 1,575,220
2,000 5.000%, 6/01/26 6/22 at 100.00 Aa1 2,039,120
250 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 607 Providence, Refunding Series 2013, 5.000%, 6/01/22
No Opt. Call N/R 254,165
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 AA+ 2,865,262
4,720 Nevada State, General Obligation Bonds, Capital Improvement &
Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22
No Opt. Call AA+ 4,852,018
11,605 Nevada State, General Obligation Bonds, Capital Improvement &
Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22
No Opt. Call AA+ 11,694,823
3,165 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call Ba2 3,283,498
12,615 Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra
Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36,
(Mandatory Put 6/1/2022)
No Opt. Call A+ 12,749,476
2,695 Washoe County, Nevada, Water Facilities Revenue Bonds, Sierra Pacific
Power Company Project, Refunding Series 2016C, 0.625%, 3/01/36,
(AMT), (Mandatory Put 4/15/2022)
No Opt. Call A2 2,696,051
162,325 Total Nevada 186,012,860
New Hampshire - 0.4%
16,925 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB 20,165,053

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire (continued)
$ 16,885 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%,
10/01/33, (Mandatory Put 10/2/2023)
No Opt. Call A $ 17,449,465
1,005 New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 N/R (4) 1,144,303
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A:
1,000 4.000%, 10/01/32 4/31 at 100.00 AA- 1,215,630
1,000 4.000%, 10/01/34 4/31 at 100.00 AA- 1,200,380
1,000 4.000%, 10/01/38 4/31 at 100.00 AA- 1,192,250
1,840 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 A- 2,143,839
920 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%,
10/01/34
10/26 at 100.00 A- 981,125
2,835 New Hampshire State, General Obligation Bonds, Capital Improvement
Series 2020C, 5.000%, 12/01/28
No Opt. Call Aa1 3,622,960
43,410 Total New Hampshire 49,115,005
New Jersey - 4.7%
11,380 Berkeley Township, New Jersey, General Obligation Bonds, Anticipation
Notes, Series 2021B, 1.000%, 8/30/22
No Opt. Call N/R 11,443,956
Camden County Improvement Authority, New Jersey,
Health Care Redevelopment Revenue Bonds, Cooper
Health System Obligated Group Issue, Refunding Series
2014A:
2,500 5.000%, 2/15/30 2/24 at 100.00 BBB+ 2,709,850
1,045 5.000%, 2/15/34 2/24 at 100.00 BBB+ 1,130,251
Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021:
1,150 2.000%, 8/15/29 - BAM Insured 8/28 at 100.00 AA 1,196,632
2,075 2.000%, 8/15/30 - BAM Insured 8/28 at 100.00 AA 2,137,022
2,635 2.000%, 8/15/31 - BAM Insured 8/28 at 100.00 AA 2,689,729
East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021:
1,095 2.000%, 2/15/26 No Opt. Call Aa1 1,157,656
1,385 2.000%, 2/15/27 No Opt. Call Aa1 1,470,800
1,355 2.000%, 2/15/30 2/29 at 100.00 Aa1 1,425,135
1,370 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA 1,407,483
5,035 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT)
No Opt. Call BBB- 5,382,163
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series
2019, 2.250%, 2/01/29 - BAM Insured
No Opt. Call AA 1,659,416
Hudson County Improvement Authority, New Jersey,
County Secured Lease Revenue Bonds, Hudson County
Courthouse Project, Series 2020:
1,010 5.000%, 10/01/27 No Opt. Call AA 1,243,563
1,000 5.000%, 10/01/29 No Opt. Call AA 1,286,860

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, Cigarette
Tax Revenue Refunding Bonds, Series 2012:
$ 2,635 5.000%, 6/15/22 No Opt. Call BBB $ 2,690,493
1,100 5.000%, 6/15/22 No Opt. Call AA 1,123,672
7,180 5.000%, 6/15/23 6/22 at 100.00 BBB 7,327,764
2,990 5.000%, 6/15/24 6/22 at 100.00 BBB 3,050,637
7,615 5.000%, 6/15/25 6/22 at 100.00 BBB 7,768,214
5,000 5.000%, 6/15/26 6/22 at 100.00 BBB 5,100,000
1,030 4.250%, 6/15/27 6/22 at 100.00 BBB 1,046,779
4,625 5.000%, 6/15/28 6/22 at 100.00 BBB 4,715,881
New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series
2020A:
4,115 5.000%, 11/01/32 11/29 at 100.00 Baa1 5,175,477
6,265 4.000%, 11/01/37 11/29 at 100.00 Baa1 7,248,918
2,750 4.000%, 11/01/38 11/29 at 100.00 Baa1 3,174,627
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
1,350 5.000%, 1/01/28, (AMT) 1/24 at 100.00 A2 1,474,200
2,345 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 2,569,112
6,810 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 7,195,923
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 Baa1 28,541,750
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
625 5.000%, 6/15/26 No Opt. Call Baa1 738,281
455 5.000%, 6/15/27 No Opt. Call Baa1 552,374
430 5.000%, 6/15/28 No Opt. Call Baa1 533,553
6,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 Baa3 6,978,660
10,375 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/3/2029)
12/29 at 100.00 A+ 11,006,734
19,070 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020D, 1.100%, 11/01/29, (AMT), (Mandatory Put 12/1/2027)
No Opt. Call A+ 18,983,041
3,370 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 AA- 3,293,838
2,160 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,389,198
10,235 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-3, 5.000%,
7/01/45, (Mandatory Put 7/1/2026)
4/26 at 100.83 AA- 12,118,342
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 BBB- 1,165,290
1,140 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Virtua Health, Refunding Series 2013, 5.000%, 7/01/24
1/24 at 100.00 AA- 1,244,299

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
$ 3,185 3.500%, 12/01/29, (AMT) 12/26 at 100.00 Aaa $ 3,396,994
8,295 3.750%, 12/01/31, (AMT) 12/26 at 100.00 Aaa 8,891,244
8,485 4.000%, 12/01/32, (AMT) 12/26 at 100.00 Aaa 8,973,736
3,545 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 3,749,050
835 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 AA 898,652
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
13,095 5.000%, 6/01/27 No Opt. Call A3 15,922,996
10,630 5.000%, 6/01/28 No Opt. Call A3 13,212,346
10,300 5.000%, 6/01/29 No Opt. Call A3 13,088,313
5,145 4.000%, 6/01/32 No Opt. Call A3 6,428,317
1,615 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 A3 1,626,870
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
6,145 5.000%, 6/15/24 No Opt. Call A+ 6,805,096
8,520 5.000%, 6/15/29 6/26 at 100.00 A+ 9,995,323
9,505 5.000%, 6/15/30 6/26 at 100.00 A+ 11,127,028
10,555 5.000%, 6/15/31 6/26 at 100.00 A+ 12,326,868
1,645 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call Baa1 1,369,479
11,585 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call Baa1 12,610,736
8,405 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012A, 5.000%, 6/15/42, (Pre-refunded 6/15/22)
6/22 at 100.00 Baa1 (4) 8,584,783
14,025 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012AA, 5.000%, 6/15/22
No Opt. Call Baa1 14,321,629
900 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 Baa1 955,998
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014BB-.2, 5.000%, 6/15/34
6/31 at 100.00 Baa1 3,237,175
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
1,860 5.250%, 6/15/33 6/25 at 100.00 Baa1 2,140,655
2,160 5.250%, 6/15/34 6/25 at 100.00 Baa1 2,484,324
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/23
No Opt. Call Baa1 2,177,080
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019A:
2,500 5.000%, 12/15/25 No Opt. Call Baa1 2,908,850
5,020 5.000%, 12/15/26 No Opt. Call Baa1 6,015,215
10,230 5.000%, 12/15/33 12/29 at 100.00 Baa1 12,843,458
3,015 4.000%, 12/15/39 12/29 at 100.00 Baa1 3,481,029
9,490 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 Baa1 10,711,553
6,115 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 Baa1 7,544,198
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
2,500 4.000%, 6/15/35 12/30 at 100.00 Baa1 2,938,350
4,250 4.000%, 6/15/36 12/30 at 100.00 Baa1 4,979,385

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2021A:
$ 3,070 5.000%, 6/15/32 6/31 at 100.00 Baa1 $ 4,003,342
2,565 5.000%, 6/15/33 6/31 at 100.00 Baa1 3,333,166
26,650 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D,
5.000%, 1/01/28
No Opt. Call A+ 31,404,893
2,875 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA 2,974,389
2,330 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 AA 2,324,641
2,855 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Chambers Project, Refunding Series
2014A, 5.000%, 12/01/23, (AMT)
No Opt. Call BBB 2,998,692
1,550 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 N/R 1,513,405
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
6,360 5.000%, 6/01/26 No Opt. Call A 7,508,998
6,650 5.000%, 6/01/28 No Opt. Call A 8,256,507
145 5.000%, 6/01/29 6/28 at 100.00 A 178,886
3,285 5.000%, 6/01/30 6/28 at 100.00 A 4,027,706
6,560 5.000%, 6/01/31 6/28 at 100.00 A- 8,007,726
6,205 5.000%, 6/01/35 6/28 at 100.00 A- 7,498,556
11,265 4.000%, 6/01/37 6/28 at 100.00 A- 12,849,535
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B:
7,090 3.200%, 6/01/27 No Opt. Call BBB 7,177,703
2,770 5.000%, 6/01/46 6/28 at 100.00 BB+ 3,227,549
2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call AA- 2,712,673
453,155 Total New Jersey 509,292,670
New Mexico - 0.6%
Central New Mexico Community College, Bernalillo and
Sandoval Counties, New Mexico, General Obligation
Bonds, Limited Tax Refunding Series 2021B:
3,260 4.000%, 8/15/24 No Opt. Call AA+ 3,566,016
3,350 4.000%, 8/15/25 No Opt. Call AA+ 3,768,650
5,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan and Four Corners Projects,
Refunding Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 N/R 5,320,300
8,560 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010E, 1.150%, 6/01/40, (Mandatory Put 6/1/2024)
No Opt. Call BBB 8,683,350
12,500 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/1/2025)
5/25 at 100.87 AA 14,385,625
1,350 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 Aaa 1,413,355
3,715 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 Aaa 4,060,829
3,775 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 Aaa 3,953,482
1,820 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 Aaa 1,932,094

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 Aaa $ 2,493,350
4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 Aaa 4,857,549
3,555 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 N/R 3,587,670
9,055 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%,
11/01/39, (Mandatory Put 5/1/2025)
2/25 at 100.73 Aa2 10,280,141
63,625 Total New Mexico 68,302,411
New York - 7.0%
Albany County Airport Authority, New York, Airport
Revenue Bonds, Refunding Series 2020B. Forward Delivery:
1,000 5.000%, 12/15/22, (AMT) No Opt. Call A- 1,044,830
1,225 5.000%, 12/15/23, (AMT) No Opt. Call A- 1,330,950
1,145 5.000%, 12/15/24, (AMT) No Opt. Call A- 1,289,602
Albany County, New York, General Obligation Bonds,
Refunding Forward Delivery Series 2019C:
1,915 5.000%, 11/01/22 No Opt. Call AA 1,991,064
1,515 5.000%, 11/01/23 No Opt. Call AA 1,644,956
Buffalo and Fort Erie Public Bridge Authority, New York, Toll
Bridge System Revenue Bonds, Refunding Series 2014:
300 5.000%, 1/01/24 No Opt. Call A+ 326,943
500 5.000%, 1/01/25 No Opt. Call A+ 565,145
3,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R 3,514,277
4,360 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R 4,687,262
4,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48, (Mandatory Put
5/1/2026)
11/25 at 100.00 A- 4,638,440
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated Group,
Series 2017:
1,900 5.000%, 12/01/25, 144A No Opt. Call BBB- 2,209,871
1,400 5.000%, 12/01/27, 144A 6/27 at 100.00 BBB- 1,697,836
1,300 5.000%, 12/01/29, 144A 6/27 at 100.00 BBB- 1,559,480
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021A:
10,150 5.000%, 3/15/28 No Opt. Call AA+ 12,713,789
20,000 5.000%, 3/15/29 No Opt. Call AA+ 25,644,000
10,000 4.000%, 3/15/37 3/31 at 100.00 AA+ 12,039,700
Dormitory Authority of the State of New York, State
University Educational Facilities Revenue Bonds, Third
General Resolution, Series 2012A:
10,215 5.000%, 5/15/24 5/22 at 100.00 AA 10,399,381
9,600 5.000%, 5/15/25 5/22 at 100.00 AA 9,769,632
7,900 Evans-Brant Central School District, Erie County, New York, General
Oligation Bonds, Series 2021C, 1.500%, 6/24/22
No Opt. Call N/R 7,952,693
10,000 Guilderland Central School District, Albany County, New York, General
Obligation Bonds,  Series 2021, 1.250%, 7/29/22
No Opt. Call N/R 10,063,200
1,310 Islip, Suffolk County, New York, General Obligation Bonds, Refunding
Series 2021C, 4.000%, 10/15/26
No Opt. Call Aaa 1,521,408

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 6,305 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A $ 6,335,012
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
110 0.000%, 6/01/22 - AGM Insured No Opt. Call AA 109,792
1,055 0.010%, 6/01/23 - AGM Insured No Opt. Call AA 1,046,096
1,265 Long Island Power Authority, New York, Electric System Revenue Bonds,
Series 2012B, 5.000%, 9/01/26
9/22 at 100.00 A 1,304,772
215 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Bond Anticipation Series 2019A, 5.000%, 3/01/22
No Opt. Call N/R 216,638
32,730 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22
No Opt. Call N/R 33,301,793
21,770 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22
No Opt. Call N/R 22,449,442
10,300 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22
No Opt. Call N/R 10,720,549
10,125 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23
No Opt. Call N/R 10,633,680
35,895 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22
No Opt. Call N/R 35,997,660
6,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%,
11/15/43
11/30 at 100.00 A3 7,430,100
1,055 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call A3 1,185,567
2,380 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 5.000%,
11/15/33
11/30 at 100.00 A3 2,997,681
15,605 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2012F, 5.000%, 11/15/30
11/22 at 100.00 A3 16,188,783
1,150 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2016D, 5.000%, 11/15/29
11/26 at 100.00 N/R 1,349,536
7,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/36
5/25 at 100.00 A3 7,834,120
20,300 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2, 4.000%, 11/15/42
5/31 at 100.00 A3 23,507,603
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann?s Community Project,
Series 2019:
1,655 4.000%, 1/01/30 1/26 at 103.00 N/R 1,817,090
1,910 5.000%, 1/01/40 1/26 at 103.00 N/R 2,142,199
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
1,525 5.000%, 7/01/28 7/24 at 100.00 A- 1,686,025
1,000 5.000%, 7/01/29 7/24 at 100.00 A- 1,104,800
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
655 5.000%, 7/01/30 7/24 at 100.00 A- 722,963
2,455 5.000%, 7/01/32 7/24 at 100.00 A- 2,703,937

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,000 Nassau County, New York, General Obligation Bonds, Revenue
Anticipation Note Series 2021B, 2.000%, 1/07/22
No Opt. Call N/R $ 10,002,000
7,610 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A,
1.125%, 5/01/60, (Mandatory Put 11/1/2024)
5/22 at 100.00 AA+ 7,625,220
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
2,125 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 AA 2,571,675
1,650 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 AA 1,803,664
9,320 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 5.000%,
2/01/37
2/31 at 100.00 AAA 12,137,156
New York City, New York, General Obligation Bonds, Fiscal
2021 Series A-1:
7,685 5.000%, 8/01/28 No Opt. Call AA 9,678,258
6,750 5.000%, 8/01/29 No Opt. Call AA 8,690,895
10,025 5.000%, 8/01/30 No Opt. Call AA 13,177,462
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/Green
Bond Series 2018I:
900 3.625%, 11/01/33 11/27 at 100.00 Aa2 990,540
2,000 3.875%, 11/01/38 11/27 at 100.00 Aa2 2,209,960
4,355 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%,
5/01/23
1/22 at 100.00 Aa2 4,358,353
2,335 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
7/22 at 100.00 Aa2 2,338,152
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Series 2019P:
2,040 2.600%, 11/01/34 5/28 at 100.00 Aa2 2,129,005
10,105 2.850%, 11/01/39 5/28 at 100.00 Aa2 10,591,354
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 Aa2 9,793,096
21,000 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 Aa2 21,202,440
2,600 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Series 2019E, 2.125%, 11/01/23
1/22 at 100.00 Aa2 2,618,018
12,715 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 3.000%, 10/01/39
10/28 at 100.00 Aa1 13,442,934
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 Aa1 10,241,952
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.300%, 10/01/40
10/29 at 100.00 Aa1 6,039,480
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231, 2.400%, 10/01/41
4/30 at 100.00 Aa1 22,021,863
6,900 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 Aa1 6,948,783
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 N/R 12,364,069
6,130 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/26
No Opt. Call AA+ 7,273,061

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
$ 1,440 5.000%, 7/01/30, (AMT) 7/24 at 100.00 BBB $ 1,589,501
2,045 4.000%, 7/01/32, (AMT) 7/24 at 100.00 BBB 2,204,715
8,075 4.000%, 7/01/33, (AMT) 7/24 at 100.00 BBB 8,700,651
9,785 5.000%, 7/01/34, (AMT) 7/24 at 100.00 BBB 10,790,213
12,615 5.000%, 7/01/41, (AMT) 7/24 at 100.00 BBB 13,867,922
2,670 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 AA 2,867,366
50,000 5.000%, 7/01/46, (AMT) 7/24 at 100.00 BBB 54,911,000
New York Transportation Development Corporation, New
York, Special Facility Revenue Refunding Bonds, Terminal
One Group Association, L.P. Project, Series 2015:
2,015 5.000%, 1/01/22, (AMT) No Opt. Call BBB 2,015,000
2,090 5.000%, 1/01/23, (AMT) No Opt. Call BBB 2,177,759
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
15,510 4.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3 17,450,921
2,000 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3 2,388,480
10,050 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25
12/23 at 100.00 Aa3 10,943,244
Revenue Bond Certificate Series Trust:
13,237 2.500%, 2/01/42, (Mandatory Put 11/22/2022), 144A 2022 2022 No Opt. Call AA+ 13,463,594
24,624 2.500%, 3/01/46, (Mandatory Put 11/22/2022), 144A 2012 A No Opt. Call AA+ 24,937,216
Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long
Island Obligated Group Project, Series 2014:
2,435 5.000%, 7/01/28 7/24 at 100.00 A- 2,692,112
2,695 5.000%, 7/01/29 7/24 at 100.00 A- 2,977,436
4,200 5.000%, 7/01/30 7/24 at 100.00 A- 4,635,792
2,100 5.000%, 7/01/31 7/24 at 100.00 A- 2,315,145
1,335 5.000%, 7/01/32 7/24 at 100.00 A- 1,470,369
3,080 5.000%, 7/01/33 7/24 at 100.00 A- 3,388,308
19,770 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25
No Opt. Call A1 23,047,668
Troy Capital Resource Corporation, New York,  Revenue
Bonds, Rensselaer Polytechnic Institute, Refunding Series
2020A. Forward Delivery:
1,200 5.000%, 9/01/23 No Opt. Call A3 1,291,272
1,835 5.000%, 9/01/24 No Opt. Call A3 2,050,135
2,000 5.000%, 9/01/25 No Opt. Call A3 2,308,480
20,080 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/34
12/25 at 100.00 AAA 23,537,374
11,465 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021B-EFRB, 3.600%, 7/01/29
No Opt. Call N/R 11,580,109
9,175 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R 9,241,978
708,566 Total New York 768,483,447

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina - 0.8%
Alamance County, North Carolina, General Obligation
Bonds, Public Improvement Series 2021:
$ 7,515 5.000%, 5/01/26 No Opt. Call AA $ 8,937,815
7,560 5.000%, 5/01/27 No Opt. Call AA 9,243,309
7,410 5.000%, 5/01/28 No Opt. Call AA 9,300,069
2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/2025)
No Opt. Call BBB 2,461,509
610 North Carolina Captial Facilities Finance Agency, Revenue Bonds, The
Methodist Univerity, Series 2012, 3.750%, 3/01/24
3/22 at 100.00 BB 613,434
3,670 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 AA+ 3,823,810
5,530 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 AA+ 5,840,675
12,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 AA+ 11,913,000
5,110 North Carolina Medical Care Commission, Hospital Revenue Bonds,
CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51,
(Mandatory Put 2/1/2026)
2/26 at 100.00 AA- 6,003,586
11,600 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 A 13,427,232
13,495 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/26
No Opt. Call AA+ 16,056,351
76,895 Total North Carolina 87,620,790
North Dakota - 0.8%
5,365 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
11/22 at 100.00 Aa3 5,367,951
Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A:
1,250 4.000%, 5/01/26 5/25 at 100.00 Aa2 1,396,075
1,320 4.000%, 5/01/27 5/25 at 100.00 Aa2 1,468,223
1,385 4.000%, 5/01/28 5/25 at 100.00 Aa2 1,535,203
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
1,750 5.000%, 12/01/29 No Opt. Call Baa2 2,212,683
1,765 5.000%, 12/01/30 No Opt. Call Baa2 2,270,849
2,975 5.000%, 12/01/32 12/31 at 100.00 Baa2 3,886,421
3,875 5.000%, 12/01/33 12/31 at 100.00 Baa2 5,053,077
4,675 5.000%, 12/01/34 12/31 at 100.00 Baa2 6,082,409
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
500 3.000%, 5/01/33 5/27 at 100.00 Baa2 525,720
500 3.000%, 5/01/36 5/27 at 100.00 Baa2 520,600
3,440 3.000%, 5/01/46 5/27 at 100.00 Baa2 3,513,272
3,375 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 Aa1 3,593,936
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aa1 2,593,937
4,900 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 Aa1 4,969,139

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 6,900 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa1 $ 6,912,420
10,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 N/R 10,140,300
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
3,785 5.000%, 6/01/28 No Opt. Call BBB- 4,638,745
3,000 5.000%, 6/01/29 6/28 at 100.00 BBB- 3,644,580
1,260 5.000%, 6/01/31 6/28 at 100.00 BBB- 1,509,064
3,480 5.000%, 6/01/34 6/28 at 100.00 BBB- 4,147,986
13,280 5.000%, 6/01/38 6/28 at 100.00 BBB- 15,736,003
81,230 Total North Dakota 91,718,593
Ohio - 3.3%
1,925 Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health
Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33,
(Pre-refunded 5/01/22)
5/22 at 100.00 AA- (4) 1,955,473
American Municipal Power Inc., Ohio, Fremont Energy
Center Revenue Bonds, Refunding Series 2021A:
2,750 5.000%, 2/15/33 2/31 at 100.00 N/R 3,601,785
4,150 5.000%, 2/15/34 2/31 at 100.00 N/R 5,417,825
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
2,085 5.000%, 6/01/27 No Opt. Call A 2,528,563
14,695 5.000%, 6/01/28 No Opt. Call A 18,225,768
13,705 5.000%, 6/01/29 No Opt. Call A 17,349,845
15,745 5.000%, 6/01/30 No Opt. Call A 20,300,816
11,595 5.000%, 6/01/31 6/30 at 100.00 A- 14,854,007
6,880 5.000%, 6/01/32 6/30 at 100.00 A- 8,774,889
7,260 5.000%, 6/01/33 6/30 at 100.00 A- 9,227,605
3,200 5.000%, 6/01/34 6/30 at 100.00 A- 4,054,848
5,135 5.000%, 6/01/35 6/30 at 100.00 A- 6,485,351
1,220 5.000%, 6/01/36 6/30 at 100.00 A- 1,534,284
4,075 4.000%, 6/01/37 6/30 at 100.00 A- 4,771,173
7,815 4.000%, 6/01/38 6/30 at 100.00 A- 9,121,590
155 4.000%, 6/01/39 6/30 at 100.00 A- 180,313
7,310 3.000%, 6/01/48 6/30 at 100.00 BBB+ 7,501,595
1,640 4.000%, 6/01/48 6/30 at 100.00 BBB+ 1,845,328
8,975 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 10,430,027
Cleveland, Ohio, Airport System Revenue Bonds,
Refunding Series 2016A:
1,525 5.000%, 1/01/28 - AGM Insured 1/25 at 100.00 AA 1,722,732
2,230 5.000%, 1/01/29 - AGM Insured 1/25 at 100.00 AA 2,518,428
2,000 5.000%, 1/01/30 - AGM Insured 1/25 at 100.00 AA 2,258,680
1,800 5.000%, 1/01/31 - AGM Insured 1/25 at 100.00 AA 2,032,812
10 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA 12,679
10,170 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 4/01/27
No Opt. Call AAA 12,435,367
8,510 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2021A, 5.000%, 4/01/27
No Opt. Call AAA 10,405,602
4,185 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/1/2025)
11/24 at 100.68 Aa2 4,711,975

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding &
Improvement  Series 2021, 3.000%, 8/01/40
2/31 at 100.00 A+ $ 1,168,571
7,450 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 BB+ 7,785,771
965 New Albany Community Authority, Ohio, Community Facilities Revenue
Refunding Bonds, Series 2012C, 5.000%, 10/01/22
No Opt. Call Aa3 999,354
2,940 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 3,675
1,400 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 1,750
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/2021)
No Opt. Call N/R 7,020,790
28,740 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750%, 12/01/23 (6)
No Opt. Call N/R 35,925
915 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (6)
No Opt. Call N/R 1,144
3,610 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2006B, 3.625%, 12/01/33 (6)
No Opt. Call N/R 4,512
250 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32 (6)
No Opt. Call N/R 313
1,020 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2009A, 4.375%, 6/01/33, (Mandatory Put 6/1/2022)
No Opt. Call N/R 1,031,638
14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 15,246,157
20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005C,
2.100%, 4/01/28, (AMT), (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 20,707,519
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007A,
2.500%, 8/01/40, (AMT), (Mandatory Put 10/1/2029)
No Opt. Call BBB+ 28,306,008
16,850 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/1/2029)
No Opt. Call BBB+ 18,505,176
12,040 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014B,
2.600%, 6/01/41, (AMT), (Mandatory Put 10/1/2029)
10/24 at 100.00 BBB+ 12,664,515
6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014D,
1.900%, 5/01/26, (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 6,193,585
565 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R 625,523

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 5,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/1/2026)
6/26 at 100.00 AA- $ 5,153,750
1,340 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/37
1/30 at 100.00 A3 1,642,398
2,460 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 Aaa 2,610,257
3,935 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 Aaa 4,115,617
1,610 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 Aaa 1,641,089
3,980 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 Aaa 3,998,706
5,000 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 N/R 5,087,450
1,465 Ohio State, General Obligation Bonds, Common Schools Series 2021A,
5.000%, 6/15/26
No Opt. Call AA+ 1,749,137
8,820 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 A 10,142,206
5,220 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/2025)
1/25 at 100.00 A 5,899,748
Ohio State, Major New State Infrastructure Project Revenue
Bonds, Series 2021-1A:
1,195 5.000%, 12/15/27 No Opt. Call AA 1,485,182
1,250 5.000%, 12/15/28 No Opt. Call AA 1,593,112
3,855 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R 4,819
8,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R 10,625
8,645 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (6)
No Opt. Call N/R 10,806
1,945 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 2,431
2,355 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2006B, 4.000%, 12/01/33 (6)
No Opt. Call N/R 2,944
1,385 Olentangy Local School District, Delaware and Franklin Counties, Ohio,
General Obligation Bonds, Refunding Series 2021A, 4.000%, 12/01/27
No Opt. Call N/R 1,641,627
3,900 Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds,
Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project,
Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 N/R 3,887,286
1,935 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 N/R 2,086,123
375,955 Total Ohio 357,326,599

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 2.0%
$ 730 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/28
No Opt. Call A $ 870,510
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020:
1,775 2.000%, 9/01/28 No Opt. Call A 1,851,290
1,850 2.000%, 9/01/29 No Opt. Call A 1,925,998
1,800 2.750%, 9/01/30 No Opt. Call A 1,979,568
1,790 2.750%, 9/01/31 9/30 at 100.00 A 1,960,551
230 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call AA- 251,353
Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview
Public Schools Project, Series 2021A:
740 4.000%, 12/01/33 12/31 at 100.00 A+ 904,428
1,670 4.000%, 12/01/34 12/31 at 100.00 A+ 2,032,874
1,570 4.000%, 12/01/35 12/31 at 100.00 A+ 1,905,132
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2016:
7,590 5.000%, 6/01/22 No Opt. Call A+ 7,739,447
3,090 5.000%, 6/01/23 No Opt. Call A+ 3,295,609
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
2,200 4.000%, 6/01/28 No Opt. Call Aa3 2,604,514
2,010 4.000%, 6/01/29 No Opt. Call Aa3 2,411,920
6,000 4.000%, 6/01/30 No Opt. Call Aa3 7,276,620
15,150 4.000%, 6/01/31 No Opt. Call Aa3 18,643,893
Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore
Norman Technology Center Project, Series 2021:
910 4.000%, 5/01/27 No Opt. Call N/R 1,052,288
945 4.000%, 5/01/28 No Opt. Call N/R 1,108,249
960 4.000%, 5/01/29 No Opt. Call N/R 1,143,888
875 4.000%, 5/01/30 No Opt. Call N/R 1,057,577
690 4.000%, 5/01/31 No Opt. Call N/R 846,699
930 4.000%, 5/01/32 5/31 at 100.00 N/R 1,136,851
800 4.000%, 5/01/33 5/31 at 100.00 N/R 975,984
900 4.000%, 5/01/34 5/31 at 100.00 N/R 1,093,275
1,070 4.000%, 5/01/35 5/31 at 100.00 N/R 1,295,181
Comanche County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Elgin Public Schools Project, Series 2017A:
1,470 5.000%, 12/01/28 12/27 at 100.00 A 1,805,660
1,410 5.000%, 12/01/31 12/27 at 100.00 A 1,715,646
Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A:
3,165 5.000%, 9/01/30 9/26 at 100.00 A 3,735,650
5,290 5.000%, 9/01/31 9/26 at 100.00 A 6,243,046
3,150 Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%,
9/01/36
9/28 at 100.00 A- 3,456,023

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-
Pocasset Public Schools Project, Series 2019:
$ 1,365 4.000%, 9/01/32 9/29 at 100.00 A $ 1,615,232
1,485 4.000%, 9/01/34 9/29 at 100.00 A 1,751,394
1,000 4.000%, 9/01/36 9/29 at 100.00 A 1,175,800
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
1,880 4.000%, 9/01/32 9/29 at 100.00 A+ 2,232,124
1,480 4.000%, 9/01/33 9/29 at 100.00 A+ 1,754,451
1,390 4.000%, 9/01/34 9/29 at 100.00 A+ 1,644,857
Lincoln County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Stroud Public Schools Project, Series
2016:
2,115 5.000%, 9/01/22 No Opt. Call A 2,178,492
1,000 5.000%, 9/01/23 No Opt. Call A 1,073,640
1,870 5.000%, 9/01/24 No Opt. Call A 2,072,446
2,490 5.000%, 9/01/26 No Opt. Call A 2,933,569
Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021:
890 4.000%, 12/01/33 12/31 at 100.00 A- 1,073,260
920 4.000%, 12/01/34 12/31 at 100.00 A- 1,106,843
960 4.000%, 12/01/35 12/31 at 100.00 A- 1,152,297
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Purcell Public Schools Project, Series 2018:
1,280 5.000%, 9/01/30 9/28 at 100.00 A 1,590,707
1,565 5.000%, 9/01/34 9/28 at 100.00 A 1,928,612
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call AAA 6,438,711
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
6,250 5.000%, 8/15/33 8/28 at 100.00 Baa3 7,625,250
16,580 5.000%, 8/15/38 8/28 at 100.00 Baa3 20,082,359
3,205 Oklahoma Development Finance Authority, Limited Obligation Revenue
Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%,
7/06/23, (AMT)
6/22 at 100.00 Baa2 3,220,448
1,325 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39
3/28 at 100.00 Aaa 1,374,224
1,345 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40
3/29 at 100.00 Aaa 1,394,187
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2014:
750 5.000%, 9/01/22 No Opt. Call A- 772,620
500 3.000%, 9/01/23 No Opt. Call A- 520,330
630 5.000%, 9/01/24 No Opt. Call A- 697,504
1,505 5.000%, 9/01/25 No Opt. Call A- 1,718,349
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
430 4.000%, 9/01/29 No Opt. Call N/R 503,706
400 4.000%, 9/01/30 No Opt. Call N/R 473,560
970 4.000%, 9/01/31 No Opt. Call N/R 1,161,362

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 3,210 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.625%, 6/01/38, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 AA $ 3,444,202
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020:
1,540 2.000%, 9/01/27 No Opt. Call A- 1,601,000
1,605 2.000%, 9/01/28 No Opt. Call A- 1,665,653
1,670 2.000%, 9/01/29 No Opt. Call A- 1,725,093
3,150 2.000%, 9/01/30 No Opt. Call A- 3,237,003
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2016:
3,795 5.000%, 9/01/25 9/23 at 100.00 AA- 4,081,029
10,755 5.000%, 9/01/26 9/23 at 100.00 AA- 11,563,669
1,690 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A,
5.000%, 9/01/29
No Opt. Call AA- 2,163,994
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2021A:
2,420 4.000%, 9/01/30 No Opt. Call N/R 2,954,263
3,530 4.000%, 9/01/31 No Opt. Call N/R 4,374,800
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools
Project, Series 2015:
6,205 5.000%, 9/01/25 No Opt. Call AA- 7,201,088
9,745 5.000%, 9/01/26 9/25 at 100.00 AA- 11,267,559
2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 A+ 2,782,865
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
2,025 5.000%, 3/01/29 No Opt. Call A- 2,508,023
1,695 5.000%, 3/01/31 3/29 at 100.00 A- 2,121,394
2,500 5.000%, 3/01/33 3/29 at 100.00 A- 3,116,050
190,595 Total Oklahoma 219,393,743
Oregon - 0.7%
5,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest
Series 2017D, 5.000%, 6/15/35
6/27 at 100.00 AA+ 6,064,350
1,760 Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 AA+ 2,178,792
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 Aa1 1,446,288
1,475 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020B-1, 3.250%, 11/15/25
1/22 at 100.00 N/R 1,476,018
Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A:
1,665 0.010%, 6/15/34 6/28 at 79.31 AA+ 1,191,291
1,510 0.010%, 6/15/35 6/28 at 75.58 AA+ 1,026,694
1,000 0.000%, 6/15/37 6/28 at 69.16 AA+ 621,030
2,050 0.010%, 6/15/39 6/28 at 63.17 AA+ 1,159,952
1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/1/2025)
9/24 at 100.00 A+ 1,961,620

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 2,250 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-1,
1.200%, 6/01/28
6/23 at 100.00 BB+ $ 2,223,855
2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.010%, 6/15/38
6/29 at 72.47 Aa1 1,738,393
2,175 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2017D,
3.450%, 1/01/38
1/27 at 100.00 Aa2 2,263,936
3,750 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2018C,
3.900%, 7/01/38
7/27 at 100.00 Aa2 4,036,012
7,625 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2019A,
2.650%, 7/01/39
7/28 at 100.00 Aa2 8,003,734
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa2 7,389,133
15,995 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/2023)
No Opt. Call A+ 16,479,968
11,455 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 AAA (4) 12,460,749
3,650 Oregon State, General Obligation Bonds, Veterans Welfare Series 108 of
2021O, 2.600%, 12/01/42
12/30 at 100.00 N/R 3,717,306
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Healthl Project, Refunding Series 2016A:
3,425 5.000%, 5/15/32 5/26 at 100.00 AA- 3,993,653
1,925 5.000%, 5/15/33 5/26 at 100.00 AA- 2,242,394
79,890 Total Oregon 81,675,168
Pennsylvania - 5.3%
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
1,000 5.000%, 4/01/36 4/28 at 100.00 A 1,215,360
10,035 4.000%, 4/01/37 4/28 at 100.00 A 11,424,546
6,050 4.000%, 4/01/38 4/28 at 100.00 A 6,871,046
13,810 4.000%, 4/01/44 4/28 at 100.00 A 15,405,193
Allegheny County, Pennsylvania, General Obligation
Bonds, Series C69-C70 of 2012:
1,005 5.000%, 12/01/25, (Pre-refunded 12/01/22) 12/22 at 100.00 AA- (4) 1,049,079
4,105 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 AA- (4) 4,285,046
1,525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call Ba3 1,816,473
1,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R 1,500
7,770 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R 9,712
2,880 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R 3,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
$ 1,670 4.000%, 11/01/33 11/27 at 100.00 BB- $ 1,806,105
2,410 4.000%, 11/01/38 11/27 at 100.00 BB- 2,576,555
8,815 4.000%, 11/01/39 11/27 at 100.00 BB- 9,411,423
635 3.750%, 11/01/42 11/27 at 100.00 BB- 645,992
3,645 4.000%, 11/01/47 11/27 at 100.00 BB- 3,833,884
8,930 5.000%, 11/01/47 11/27 at 100.00 BB- 9,957,218
12,575 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put
2/1/2027)
8/26 at 101.63 BB- 14,220,061
10,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/1/2030)
8/29 at 101.50 BB- 12,931,048
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call A+ 1,217,350
3,590 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/3/2029)
12/29 at 100.00 A+ 3,861,691
Commonwealth Financing Authority, Pennslyvania,
Revenue Bonds, Refunding Forward Delivery Series 2020A:
2,010 5.000%, 6/01/28 No Opt. Call A1 2,510,993
1,750 5.000%, 6/01/29 No Opt. Call A1 2,230,865
46,005 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 AA 52,568,533
6,740 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/2027)
8/26 at 100.00 AA- 8,024,914
11,835 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%,
4/01/43, (Mandatory Put 4/1/2030)
10/29 at 100.00 AA- 15,069,032
Indiana County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Indiana Regional Medical Center, Series
2014A:
410 5.000%, 6/01/22 No Opt. Call Ba3 416,027
790 5.000%, 6/01/24 6/23 at 100.00 Ba3 827,138
525 5.000%, 6/01/25 6/23 at 100.00 Ba3 548,972
370 5.125%, 6/01/26 6/23 at 100.00 Ba3 386,964
460 5.375%, 6/01/28 6/23 at 100.00 Ba3 481,128
12,575 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company,
Series 2016A, 1.800%, 9/01/29, (Mandatory Put 9/1/2022)
No Opt. Call A1 12,684,906
10,520 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company,
Series 2016B, 1.800%, 2/15/27, (Mandatory Put 8/15/2022)
No Opt. Call A1 10,605,948
11,890 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/3/2029)
12/29 at 100.00 A+ 12,929,186
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, AICUP Financing
Program, Gwynedd Mercy University, Variable Rate Series
2017V-1B:
960 4.000%, 5/01/36, (Mandatory Put 5/1/2022) No Opt. Call BBB 969,226
1,055 4.000%, 5/01/36, (Mandatory Put 5/1/2023) No Opt. Call BBB 1,094,942

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 8,285 North Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 AA $ 9,672,489
4,055 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R 5,069
3,455 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R 4,319
Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B:
1,975 5.500%, 1/01/25 1/24 at 100.00 AA 2,170,900
2,265 5.500%, 1/01/26 1/24 at 100.00 AA 2,486,970
2,265 5.500%, 1/01/27 1/24 at 100.00 AA 2,483,641
Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Insured Series 2013C:
515 5.500%, 1/01/25 - AGM Insured 1/24 at 100.00 AA 566,083
1,110 5.500%, 1/01/26 - AGM Insured 1/24 at 100.00 AA 1,218,780
2,505 5.500%, 1/01/28 - AGM Insured 1/24 at 100.00 AA 2,744,228
2,050 5.500%, 1/01/29 - AGM Insured 1/24 at 100.00 AA 2,246,103
1,255 5.500%, 1/01/31 - AGM Insured 1/24 at 100.00 AA 1,375,781
3,000 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project,
Series 2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 BBB 3,524,040
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/1/2026)
No Opt. Call A- 1,250,587
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/1/2024)
No Opt. Call A- 2,677,455
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
1,320 5.000%, 5/01/27 11/22 at 100.00 BB+ 1,350,888
10,850 5.000%, 5/01/42 11/22 at 100.00 BB+ 11,031,737
1,205 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 A- 1,271,010
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 AA+ 20,753,909
8,970 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 AA+ 9,354,903
10,720 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125A, 3.700%, 10/01/37, (AMT)
4/27 at 100.00 AA+ 11,205,830
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2019-128B:
6,605 3.500%, 10/01/34 10/27 at 100.00 AA+ 7,153,611
3,000 3.850%, 4/01/38 10/27 at 100.00 AA+ 3,280,980
4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 AA+ 5,195,541
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2020-133:
2,295 2.125%, 10/01/35 10/29 at 100.00 AA+ 2,301,931
8,840 2.350%, 10/01/40 10/29 at 100.00 AA+ 8,929,461
15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 N/R 15,165,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania State, General Obligation Bonds, First Series
2021:
$ 10,000 5.000%, 5/15/26 No Opt. Call Aa3 $ 11,879,500
21,160 5.000%, 5/15/27 No Opt. Call Aa3 25,898,782
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
2,095 4.500%, 12/01/34 12/26 at 100.00 AA- 2,399,047
5,000 0.000%, 12/01/37 12/26 at 100.00 AA- 5,798,100
16,150 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A 21,086,732
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Series 2019. Forward Delivery:
4,615 5.000%, 12/01/24 No Opt. Call A1 5,219,288
5,150 5.000%, 12/01/25 No Opt. Call A1 6,026,839
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
5,955 5.000%, 6/01/25 No Opt. Call A3 6,828,122
2,840 5.000%, 6/01/29 6/26 at 100.00 A3 3,345,662
22,155 5.000%, 6/01/35 6/26 at 100.00 A3 26,022,820
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2017:
2,860 5.000%, 12/01/29 12/27 at 100.00 A3 3,516,685
3,190 5.000%, 12/01/31 12/27 at 100.00 A3 3,908,037
5,250 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 A3 6,262,830
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Third Series 2017:
3,515 5.000%, 12/01/31 12/27 at 100.00 A3 4,306,191
2,250 5.000%, 12/01/32 12/27 at 100.00 A3 2,753,843
2,000 4.000%, 12/01/36 12/27 at 100.00 A3 2,298,040
12,085 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/24
No Opt. Call A+ 13,667,410
1,085 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 A1 1,291,909
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 A1 3,641,460
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 A 8,665,459
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series
2017:
1,835 5.000%, 5/01/31 11/27 at 100.00 BB+ 2,036,960
2,060 5.000%, 5/01/33 11/27 at 100.00 BB+ 2,277,433
1,165 5.000%, 5/01/34 11/27 at 100.00 BB+ 1,285,345
3,000 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Refunding Series 2020. Forward Delivery, 5.000%, 9/01/22
No Opt. Call A+ 3,094,920
5,450 Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds,
Guthrie Healthcare System, Series 2007, 0.894%, 12/01/24 (3-Month
LIBOR*0.67% reference rate + 0.780% spread) (5)
1/22 at 100.00 A+ 5,474,688
4,090 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 BB+ 4,351,106

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,990 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call BB+ $ 2,042,556
Southcentral Pennsylvania General Authority, Revenue
Bonds, Hanover Hospital Inc., Series 2013:
1,625 5.000%, 12/01/22 No Opt. Call A 1,694,144
1,705 5.000%, 12/01/23 6/23 at 100.00 A 1,811,920
1,795 5.000%, 12/01/24 6/23 at 100.00 A 1,903,939
20,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 22,725,800
3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ 3,267,763
2,115 Wilson School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2021B, 4.000%, 5/15/29
No Opt. Call AA 2,561,159
Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2021C:
2,300 4.000%, 5/15/29 No Opt. Call AA 2,783,368
2,395 4.000%, 5/15/30 5/29 at 100.00 AA 2,885,879
2,100 4.000%, 5/15/31 5/29 at 100.00 AA 2,517,123
536,270 Total Pennsylvania 580,844,211
Puerto Rico - 2.5%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
4,750 5.000%, 7/01/28, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 5,589,990
6,800 5.000%, 7/01/29, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 8,114,440
3,030 5.000%, 7/01/33, 144A (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 3,741,535
350 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 N/R 438,407
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
11,705 5.000%, 7/01/24, 144A No Opt. Call N/R 12,912,254
5,625 5.000%, 7/01/25, 144A No Opt. Call N/R 6,382,687
14,515 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 18,181,344
5,350 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 6,606,127
5,575 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 6,312,907
7,590 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 8,200,312
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
80 5.250%, 7/01/24 7/22 at 100.00 CCC 81,889
1,095 5.000%, 7/01/33 7/22 at 100.00 CCC 1,119,517
265 5.125%, 7/01/37 7/22 at 100.00 CCC 271,098
1,555 5.250%, 7/01/42 7/22 at 100.00 CCC 1,591,729
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,186 0.000%, 7/01/24 No Opt. Call N/R 1,146,376
15,217 0.000%, 7/01/27 No Opt. Call N/R 14,088,812
33,697 0.000%, 7/01/29 7/28 at 98.64 N/R 29,614,945
30,951 0.000%, 7/01/31 7/28 at 91.88 N/R 25,218,565
60,337 0.000%, 7/01/33 7/28 at 86.06 N/R 45,810,264
7,037 4.500%, 7/01/34 7/25 at 100.00 N/R 7,710,441
12 0.000%, 7/01/51 7/28 at 30.01 N/R 2,955
961 4.750%, 7/01/53 7/28 at 100.00 N/R 1,100,412
23 5.000%, 7/01/58 7/28 at 100.00 N/R 26,681

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 N/R $ 5,196,905
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
25,722 4.329%, 7/01/40 7/28 at 100.00 N/R 29,047,597
26,105 4.329%, 7/01/40 7/28 at 100.00 N/R 29,480,116
3,712 4.784%, 7/01/58 7/28 at 100.00 N/R 4,258,072
277,988 Total Puerto Rico 272,246,377
Rhode Island - 0.8%
Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's
School, Series 2021:
1,275 5.000%, 10/01/28 No Opt. Call AA- 1,610,287
2,010 4.000%, 10/01/46 10/31 at 100.00 AA- 2,360,483
Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D:
1,260 5.000%, 5/15/27 - BAM Insured No Opt. Call AA 1,541,434
1,015 5.000%, 5/15/29 - BAM Insured No Opt. Call AA 1,299,291
4,350 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.500%,
9/01/28, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (4) 4,728,798
4,125 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%,
10/01/39
10/28 at 100.00 AA+ 4,387,928
3,900 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71, 3.000%,
10/01/39
4/29 at 100.00 AA+ 4,152,174
13,950 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A, 2.250%,
10/01/41
4/30 at 100.00 AA+ 13,963,811
10,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 AA+ 10,101,400
4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%,
10/01/40
10/29 at 100.00 AA+ 4,660,474
136,145 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.010%, 6/01/52
1/22 at 16.61 CCC- 22,973,107
Rhode Island, General Obligation Bonds, Consolidated
Capital Development Loan, Series 2021A:
3,855 5.000%, 5/01/25 No Opt. Call AA 4,438,069
4,050 5.000%, 5/01/26 No Opt. Call AA 4,824,441
4,250 5.000%, 5/01/27 No Opt. Call AA 5,203,785
4,465 5.000%, 5/01/28 No Opt. Call AA 5,603,887
199,200 Total Rhode Island 91,849,369
South Carolina - 1.0%
380 Charleston County School District, South Carolina, General Obligation
Bond Anticipation Notes, Sales Tax Projects Phase IV, Series 2021B,
4.000%, 5/11/22
No Opt. Call N/R 385,297
5,770 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
5/24 at 100.00 A 6,326,690

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
Lexington County Health Services District, Inc., South
Carolina, Hospital Revenue Bonds, Lexington Medical
Center, Series 2016:
$ 1,055 5.000%, 11/01/34 5/26 at 100.00 A1 $ 1,224,654
1,170 5.000%, 11/01/35 5/26 at 100.00 A1 1,358,230
6,650 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/1/2024)
11/23 at 100.30 Aa2 7,092,757
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 A2 986,550
2,835 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 Aaa 3,003,569
6,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 Aaa 6,072,000
18,195 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa 18,002,497
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series
2014A:
1,910 5.000%, 8/01/27 8/24 at 100.00 Baa3 2,076,724
3,925 5.000%, 8/01/32 8/24 at 100.00 Baa3 4,224,320
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Health System
Obligated Group, Series 2012:
7,595 5.000%, 11/01/27, (Pre-refunded 11/01/22) 11/22 at 100.00 N/R (4) 7,896,749
1,285 5.000%, 11/01/29, (Pre-refunded 11/01/22) 11/22 at 100.00 N/R (4) 1,336,053
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series
2015A:
3,240 5.000%, 12/01/31 6/25 at 100.00 A 3,694,313
8,695 5.000%, 12/01/50 6/25 at 100.00 A 9,899,083
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series
2020A:
2,850 5.000%, 12/01/31 12/30 at 100.00 A 3,726,033
2,775 5.000%, 12/01/32 12/30 at 100.00 A 3,623,068
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A:
7,880 5.000%, 12/01/29 6/26 at 100.00 A 9,273,421
4,185 5.000%, 12/01/31 6/26 at 100.00 A 4,917,082
South Carolina State, General Obligation Bonds, Refunding
State Transportation Infrastructure Series 2021A:
3,185 3.000%, 4/01/26 No Opt. Call Aaa 3,512,609
3,325 3.000%, 4/01/27 No Opt. Call Aaa 3,725,496
1,960 3.000%, 4/01/28 No Opt. Call Aaa 2,223,189
1,630 Spartanburg Regional Health Services District, Inc., South Carolina,
Hosptial Revenue Bonds, Refunding Series 2012A, 5.000%, 4/15/32
4/22 at 100.00 A 1,651,598
97,495 Total South Carolina 106,231,982

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota - 0.3%
Mitchell School District 17-2, South Dakota, General
Obligation Bonds, Limited Tax Refunding Certificates,
Series 2021:
$ 200 2.000%, 8/01/26 No Opt. Call AA+ $ 210,482
400 2.000%, 8/01/27 No Opt. Call AA+ 423,840
400 2.000%, 8/01/29 8/27 at 100.00 AA+ 418,036
South Dakota Building Authority, Revenue Bonds, Series
2013B:
715 5.000%, 6/01/22 No Opt. Call AA+ 728,778
1,580 5.000%, 6/01/24, (Pre-refunded 6/01/23) 6/23 at 100.00 AA+ (4) 1,686,065
1,525 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call AA- 1,865,182
2,410 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 AA- 2,886,336
6,500 South Dakota Health and Educational Facilities Authority, Reveune
Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put
7/1/2024)
4/24 at 100.00 AA- 7,134,985
2,805 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2018B, 3.850%, 11/01/33
11/27 at 100.00 AAA 3,086,033
760 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2019A, 3.800%, 11/01/39
5/28 at 100.00 AAA 794,732
3,925 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 AAA 3,946,941
7,400 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 AAA 7,435,742
28,620 Total South Dakota 30,617,152
Tennessee - 1.6%
Chattanooga, Tennessee, General Obligation Bonds,
Refunding Series 2021B:
4,650 5.000%, 10/01/26 No Opt. Call N/R 5,605,389
3,240 5.000%, 10/01/27 No Opt. Call N/R 4,013,874
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/28
10/24 at 100.00 BBB 2,515,758
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
2,890 3.375%, 4/01/26 No Opt. Call BBB 3,186,543
3,250 5.000%, 4/01/29 4/27 at 100.00 BBB 3,827,492
2,500 5.000%, 4/01/30 4/27 at 100.00 BBB 2,926,175
2,725 5.000%, 4/01/31 4/27 at 100.00 BBB 3,175,470
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2012A:
1,400 4.000%, 1/01/22 No Opt. Call A+ 1,400,000
1,390 4.000%, 1/01/23 No Opt. Call A+ 1,440,860
3,180 5.000%, 1/01/23 No Opt. Call A+ 3,327,807
2,110 5.000%, 1/01/24 1/23 at 100.00 A+ 2,204,781
Memphis and Shelby County Port Commission, Tennessee,
Port Development Revenue Bonds, Series 2011:
1,480 5.250%, 4/01/23 1/22 at 100.00 AA 1,485,594
1,560 5.250%, 4/01/24 1/22 at 100.00 AA 1,566,053
1,240 5.250%, 4/01/25 1/22 at 100.00 AA 1,244,811

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 8,360 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A3 $ 9,882,440
1,250 Metropolitan Government of Nashville-Davidson County, Tennessee,
Electric System Revenue Bonds, Series 2021A, 5.000%, 5/15/28
No Opt. Call AA+ 1,570,387
Murfreesboro, Tennessee, General Obligation Bonds,
Series 2021:
4,440 5.000%, 6/01/27 No Opt. Call Aa1 5,454,185
4,340 5.000%, 6/01/28 No Opt. Call Aa1 5,464,754
4,435 3.000%, 6/01/30 6/29 at 100.00 Aa1 5,047,030
11,395 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/1/2028)
6/28 at 100.68 A1 13,319,843
510 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 AA+ 530,742
3,910 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 AA+ 4,060,183
7,765 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 AA+ 8,275,005
7,380 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 AA+ 7,600,441
7,750 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 AA+ 8,024,118
3,065 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 AA+ 3,177,332
4,845 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 AA+ 5,032,114
4,270 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 AA+ 4,290,880
7,185 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 AA+ 7,192,401
6,915 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 N/R 6,973,086
5,000 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/1/2025)
8/25 at 100.22 A2 5,520,300
4,490 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/1/2031)
8/31 at 100.85 A2 5,774,005
27,255 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/1/2023)
2/23 at 100.43 A2 28,347,926
158,440 Total Tennessee 173,457,779
Texas - 4.4%
Aransas County, Texas, Limited Tax Notes, Series 2021:
1,890 3.000%, 2/15/25 8/22 at 100.00 AA 1,917,235
3,855 3.000%, 2/15/26 8/22 at 100.00 AA 3,907,505
4,075 3.000%, 2/15/27 8/22 at 100.00 AA 4,127,160
Arlington Independent School District, Tarrant County,
Texas, General Obligation Bonds, School Building Series
2021:
1,255 5.000%, 2/15/25 No Opt. Call AAA 1,431,666
1,250 5.000%, 2/15/26 No Opt. Call AAA 1,474,825
1,210 5.000%, 2/15/27 No Opt. Call AAA 1,470,743
1,200 5.000%, 2/15/28 No Opt. Call AAA 1,497,036
1,545 5.000%, 2/15/29 No Opt. Call AAA 1,974,217

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
$ 2,610 5.000%, 1/01/28 1/27 at 100.00 BB+ $ 2,976,862
2,840 5.000%, 1/01/30 1/27 at 100.00 BB+ 3,208,433
1,600 5.000%, 1/01/32 1/27 at 100.00 BB+ 1,802,368
1,050 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, Refunding and Building Series 2021, 5.000%,
8/01/25
No Opt. Call Aaa 1,217,149
4,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2020A, 5.000%, 11/15/26
No Opt. Call AA 4,827,000
3,110 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+ 3,440,624
6,910 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+ 8,031,355
3,470 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2013A, 5.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 A- (4) 3,633,090
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A:
1,945 5.000%, 1/01/32, (Pre-refunded 7/01/25) 7/25 at 100.00 A- 2,245,930
1,415 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 1,633,929
1,165 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 A- 1,345,249
City of Houston, Texas, Convention & Entertainment
Facilities Department Hotel Occupancy Tax and Special
Revenue Bonds, Refunding Series 2019:
1,120 5.000%, 9/01/32 9/28 at 100.00 A 1,378,586
1,000 5.000%, 9/01/34 9/28 at 100.00 A 1,227,340
1,000 5.000%, 9/01/35 9/28 at 100.00 A 1,225,880
1,000 5.000%, 9/01/36 9/28 at 100.00 A 1,224,100
230 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22
No Opt. Call A- 234,885
4,275 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
11/22 at 100.00 Baa2 4,409,577
11,750 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+ 12,327,630
10,165 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45
4/30 at 100.00 A+ 11,842,835
8,655 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-refunded
10/01/23)
10/23 at 100.00 AA (4) 9,358,911
Hale Center Education Facilities Corporation, Texas,
Revenue Bonds, Wayland Baptist University Project,
Improvement and Refunding Series 2010:
550 4.000%, 3/01/22 1/22 at 100.00 BBB+ 551,540
800 4.000%, 3/01/23 1/22 at 100.00 BBB+ 802,192
440 4.250%, 3/01/25 1/22 at 100.00 BBB+ 441,338
Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A:
5,215 4.125%, 7/01/26 No Opt. Call A+ 5,988,228
4,025 3.950%, 7/01/27 No Opt. Call A+ 4,685,905
3,060 3.750%, 7/01/28 No Opt. Call A+ 3,588,431
6,890 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/1/2024)
9/24 at 100.84 A+ 7,762,756

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,420 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/1/2026)
9/26 at 100.78 A+ $ 6,483,241
1,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2020. Forward Delivery, 5.000%, 6/01/22
No Opt. Call A+ 1,019,820
Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Healthcare System, Refunding Series 2013A:
1,900 5.000%, 12/01/23 12/22 at 100.00 A+ 1,982,289
18,025 4.000%, 12/01/31, (Pre-refunded 12/01/22) 12/22 at 100.00 A+ (4) 18,643,798
6,220 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 A+ (4) 7,042,222
2,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A,
4.000%, 10/01/35
10/29 at 100.00 AA 2,379,840
5,070 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 Aaa 5,715,969
425 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2014C, 5.000%, 11/15/23
No Opt. Call Baa1 455,332
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Senior Lien Series 2014A:
4,795 5.000%, 11/15/24 - AGM Insured No Opt. Call AA 5,362,824
4,600 5.000%, 11/15/25 - AGM Insured 11/24 at 100.00 AA 5,130,242
3,745 5.000%, 11/15/26 - AGM Insured 11/24 at 100.00 AA 4,174,477
12,050 5.000%, 11/15/27 - AGM Insured 11/24 at 100.00 AA 13,425,748
5,240 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A,
4.000%, 2/15/31
2/23 at 100.00 AAA 5,442,998
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%,
2/15/34
2/26 at 100.00 AAA 13,209,524
Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2012B:
18,675 5.000%, 7/01/31, (Pre-refunded 7/01/22) 7/22 at 100.00 A (4) 19,121,332
5,025 5.000%, 7/01/32, (Pre-refunded 7/01/22) 7/22 at 100.00 A (4) 5,145,098
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 Ba3 2,647,912
740 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 794,183
Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D:
3,000 5.000%, 11/15/32 11/28 at 100.00 Aa2 3,781,260
2,590 5.000%, 11/15/33 11/28 at 100.00 Aa2 3,262,079
1,900 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2021A, 5.000%, 11/15/27
No Opt. Call AA 2,356,342
6,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2017A, 5.000%, 3/01/22
No Opt. Call AA 6,046,560
1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/31
9/24 at 100.00 A 1,461,873

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2021, 3.000%, 9/01/33
9/31 at 100.00 A $ 1,100,880
Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series
2001B:
8,005 0.010%, 9/01/22 - AMBAC Insured No Opt. Call A 7,965,776
3,815 0.000%, 9/01/23 - AMBAC Insured No Opt. Call A 3,756,516
2,265 Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 AA- (4) 2,535,124
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
1,000 5.000%, 11/01/26, (AMT) 11/25 at 100.00 A1 1,157,560
2,025 5.000%, 11/01/27, (AMT) 11/25 at 100.00 A1 2,339,908
1,570 5.000%, 11/01/28, (AMT) 11/25 at 100.00 A1 1,812,235
2,000 5.000%, 11/01/29, (AMT) 11/25 at 100.00 A1 2,306,940
2,000 5.000%, 11/01/30, (AMT) 11/25 at 100.00 A1 2,306,120
1,855 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2018, 5.000%, 5/15/22
No Opt. Call A+ 1,887,852
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
4,500 5.000%, 5/15/25 No Opt. Call A+ 5,160,150
3,825 5.000%, 5/15/26 No Opt. Call A+ 4,527,576
2,000 5.000%, 5/15/27 No Opt. Call A+ 2,437,300
2,100 5.000%, 5/15/28 No Opt. Call A+ 2,623,488
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
3,045 5.000%, 12/01/25 No Opt. Call B1 3,305,743
2,720 5.250%, 12/01/28 12/25 at 100.00 B1 2,942,061
2,700 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
1/22 at 105.00 BB- 2,839,563
North Central Texas Health Facilities Development
Corporation, Texas, Revenue Bonds, Children's Medical
Center Dallas Project, Series 2012:
4,500 5.000%, 8/15/24, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 4,633,515
4,720 5.000%, 8/15/25, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 4,860,042
3,945 5.000%, 8/15/26, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 4,062,048
7,065 5.000%, 8/15/27, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 7,274,619
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
3,855 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R (4) 5,415,966
9,130 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R (4) 13,760,371
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A:
5,000 3.000%, 1/01/35 1/29 at 100.00 A+ 5,433,650
5,325 4.000%, 1/01/36 1/29 at 100.00 A+ 6,272,850
10,105 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2020A, 4.000%, 1/01/37
1/29 at 100.00 A+ 11,874,487

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf
Coast Energy Project, Series 2021A:
$ 1,365 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R $ 1,361,847
1,435 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 1,421,496
Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021:
1,250 5.000%, 10/01/26 No Opt. Call N/R 1,504,225
1,550 5.000%, 10/01/27 No Opt. Call N/R 1,916,280
2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 AAA 2,238,397
Round Rock, Texas, Combined Tax and Revenue Certificates
of Obligation, Series 2021C:
1,180 2.000%, 8/15/43 8/30 at 100.00 AAA 1,140,954
1,520 2.000%, 8/15/46 8/30 at 100.00 AAA 1,418,555
1,315 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.125%, 9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 A (4) 1,419,056
2,480 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 Aaa 2,655,386
4,900 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 Aaa 4,793,474
Texas Private Activity Bond Surface Transporation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
12,000 4.000%, 12/31/37 12/29 at 100.00 Baa2 13,990,440
10,845 4.000%, 12/31/39 12/29 at 100.00 Baa2 12,591,696
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, Blueridge
Transportation Group, LLC SH 288 Toll Lanes Project, Series
2016:
4,820 5.000%, 12/31/40, (AMT) 12/25 at 100.00 Baa3 5,420,042
8,000 5.000%, 12/31/45, (AMT) 12/25 at 100.00 Baa3 8,948,080
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
4,500 4.000%, 12/31/31 12/30 at 100.00 Baa2 5,391,540
3,500 4.000%, 6/30/32 12/30 at 100.00 Baa2 4,179,385
5,345 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39
8/30 at 100.00 A 6,794,457
16,250 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/31
8/24 at 100.00 A- 18,138,900
Texas Transportation Commission, State Highway 249
System Revenue Bonds, First Tier Toll Series 2019A:
1,125 0.000%, 8/01/35 2/29 at 76.82 Baa3 728,471
1,590 0.000%, 8/01/36 2/29 at 73.16 Baa3 977,405
2,070 0.000%, 8/01/37 2/29 at 69.41 Baa3 1,203,912
1,100 0.000%, 8/01/39 2/29 at 62.63 Baa3 574,420
8,830 Williamson County, Texas, General Obligation Bonds, Limited Tax
Refunding Series 2012, 5.000%, 2/15/26, (Pre-refunded 2/15/22)
2/22 at 100.00 AAA (4) 8,879,095
429,925 Total Texas 476,577,326

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 0.4%
Black Desert Public Infrastructure District, Limited Tax
General Obligation Bonds, Series 2021A:
$ 1,055 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R $ 1,058,028
1,600 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R 1,615,408
6,010 Central Utah Water Conservancy District, Utah, General Obligation
Bonds, Refunding Limited Tax  Series 2021A, 5.000%, 4/01/28
No Opt. Call AA+ 7,535,158
Utah Associated Municipal Power Systems, Revenue Bonds,
Horse Butte Wind Project, Series 2012A:
3,340 5.000%, 9/01/23, (Pre-refunded 9/01/22) 9/22 at 100.00 A- (4) 3,447,314
2,000 5.000%, 9/01/25, (Pre-refunded 9/01/22) 9/22 at 100.00 A- (4) 2,064,260
2,265 5.000%, 9/01/26, (Pre-refunded 9/01/22) 9/22 at 100.00 A- (4) 2,337,775
2,795 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/1/2026)
2/26 at 102.03 AA+ 3,328,845
20,065 Utah State, General Obligation Bonds, Series 2020B, 5.000%, 7/01/27 No Opt. Call AAA 24,765,627
39,130 Total Utah 46,152,415
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 N/R 3,277,351
3,645 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series
2021A, 2.450%, 11/01/41
11/30 at 100.00 N/R 3,671,936
6,630 Total Vermont 6,949,287
Virginia - 2.0%
5,390 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/1/2023)
No Opt. Call A2 5,507,017
19,780 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-053,
2.550%, 6/15/35 2020 M053
No Opt. Call AA+ 20,874,230
18,130 Federal Home Loan Mortgage Corporation, Notes, 3.150%, 1/15/36,
144A
10/31 at 100.00 AA+ 20,178,509
18,600 Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Intermediate
Lien Bond Anticipation Note Series 2019A, 5.000%, 7/01/22
No Opt. Call Aa3 19,044,540
925 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2 1,104,154
870 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing Inc.,
Refunding Series 2021A, 4.000%, 12/01/35
12/27 at 103.00 N/R 975,609
6,795 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding
Series 2008A, 1.900%, 11/01/35, (Mandatory Put 6/1/2023)
No Opt. Call A2 6,942,519
5,880 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Series 2008C,
1.800%, 11/01/35, (Mandatory Put 4/1/2022)
No Opt. Call A2 5,901,815
805 Roanoke Economic Development Authority, Virgina, Residential Care
Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes
Brandon Oaks Project, Series 2012, 5.000%, 12/01/32, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R (4) 839,736
21,500 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%,
7/01/53, (Mandatory Put 7/1/2030)
1/30 at 100.00 AA- 27,597,830

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 1,195 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 A3 $ 1,277,180
710 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A, 5.000%,
7/01/45, 144A
7/25 at 100.00 BB+ 748,056
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 AA+ 7,576,072
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017:
14,880 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 17,688,451
12,375 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 14,656,084
10,000 5.000%, 12/31/56, (AMT) 6/27 at 100.00 BBB 11,830,200
Virginia Small Business Financing Authority, Senior Lien
Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
6,230 5.000%, 1/01/44, (AMT) 1/22 at 100.00 BBB 6,250,995
31,560 5.000%, 7/01/49, (AMT) 1/22 at 100.00 BBB 31,664,148
6,835 Virginia Small Business Financing Authority, Senior Lien Revenue Bonds,
Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%,
1/01/42, (AMT)
7/22 at 100.00 BBB 6,999,108
2,045 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/2024)
No Opt. Call A2 2,078,886
8,100 York County Economic Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2009A, 1.900%, 5/01/33, (Mandatory Put 6/1/2023)
No Opt. Call A2 8,275,851
200,110 Total Virginia 218,010,990
Washington - 2.7%
Clark County School District 37, Vancouver, Washington,
General Obligation Bonds, Series 2021:
3,690 4.000%, 12/01/25 No Opt. Call Aaa 4,189,700
2,300 4.000%, 12/01/27 No Opt. Call Aaa 2,723,246
Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2019A:
27,915 5.000%, 7/01/36 7/29 at 100.00 Aa2 35,365,514
41,055 5.000%, 7/01/37 7/29 at 100.00 Aa2 51,913,637
King County School District 412 Shoreline, Washington,
General Obligation Bonds, Refunding & Improvement
Series 2021A:
2,060 4.000%, 12/01/27 No Opt. Call Aaa 2,441,697
3,455 4.000%, 12/01/28 No Opt. Call Aaa 4,155,674
7,675 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/1/2026)
4/25 at 100.00 AA 7,696,874
2,900 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2016, 5.000%, 2/01/29
2/26 at 100.00 AA- 3,389,259
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/37
12/26 at 100.00 Baa2 2,719,431
5,140 Snohomish County, Washington, General Obligation Bonds, Limited Tax
Series 2013, 4.000%, 12/01/39, (Pre-refunded 6/01/23)
6/23 at 100.00 AA+ 5,409,079
10,485 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/1/2024)
2/24 at 100.00 BBB+ 11,449,515

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 10,560 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/1/2025)
2/25 at 100.00 BBB+ $ 11,943,888
20,475 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory
Put 8/1/2026)
2/26 at 100.00 BBB+ 23,883,883
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
2,730 5.000%, 1/01/26 7/25 at 100.00 A+ 3,126,833
1,285 5.000%, 1/01/27 7/25 at 100.00 A+ 1,467,483
Washington Health Care Facilities Authority, Revenue
Bonds, PeaceHealth, Refunding Series 2014A:
1,315 5.000%, 11/15/22, (ETM) No Opt. Call AA- (4) 1,368,165
2,055 5.000%, 11/15/24, (Pre-refunded 5/15/24) 5/24 at 100.00 AA- (4) 2,273,447
14,085 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
10/22 at 100.00 AA- 14,576,707
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
4,015 5.000%, 10/01/30 10/28 at 100.00 AA- 5,020,196
2,780 5.000%, 10/01/31 10/28 at 100.00 AA- 3,469,801
3,020 5.000%, 10/01/32 10/28 at 100.00 AA- 3,766,967
2,610 5.000%, 10/01/33 10/28 at 100.00 AA- 3,255,009
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
5,120 5.000%, 8/15/29 8/27 at 100.00 BBB- 6,091,366
5,000 5.000%, 8/15/34 8/27 at 100.00 BBB- 5,882,950
5,765 5.000%, 8/15/36 8/27 at 100.00 BBB- 6,767,303
4,375 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80.
TAX-EXEMPT MANDATORY PAYDOWN SECURITIES-80, 2.500%,
7/01/28, 144A
7/23 at 100.00 N/R 4,383,881
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 Aaa 6,933,465
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 N/R 5,666,434
12,288 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35 2021 0
No Opt. Call BBB+ 14,247,677
Washington State, General Obligation Bonds, Motor
Vehicle Fuel Tax & Vehicle Related Fees Series 2021F:
5,895 5.000%, 6/01/26 No Opt. Call Aaa 7,024,069
6,060 5.000%, 6/01/27 No Opt. Call Aaa 7,437,014
Washington State, General Obligation Bonds, Motor
Vehicle Fuel Tax Refunding Series R-2021A:
1,625 5.000%, 6/01/22 No Opt. Call Aaa 1,657,744
2,000 5.000%, 6/01/23 No Opt. Call Aaa 2,134,560
1,960 5.000%, 6/01/24 No Opt. Call Aaa 2,177,383
10,885 Washington State, General Obligation Bonds, Various Purpose Series
2022A-1, 5.000%, 8/01/27
No Opt. Call Aaa 13,418,702
4,415 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
12/22 at 100.00 Baa3 4,535,927
251,813 Total Washington 293,964,480

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 0.2%
$ 6,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009A, 2.625%, 12/01/42, (Mandatory Put 6/1/2022)
No Opt. Call A- $ 6,055,620
6,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009B, 2.625%, 12/01/42, (Mandatory Put 6/1/2022)
No Opt. Call A- 6,055,620
4,830 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project,
Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory Put 4/1/2022)
No Opt. Call A- 4,862,264
1,315 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 Baa1 1,465,489
18,145 Total West Virginia 18,438,993
Wisconsin - 1.5%
2,000 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
4.000%, 6/01/35
6/29 at 100.00 AA 2,349,800
Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series
2021A:
4,455 2.000%, 3/01/26 No Opt. Call N/R 4,709,960
4,555 2.000%, 3/01/27 No Opt. Call N/R 4,835,998
25,400 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%,
12/01/37, 144A
12/27 at 100.00 N/R 27,448,002
505 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 3.000%, 4/01/25, 144A
No Opt. Call BB 519,872
12,325 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R 12,490,155
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call A- 17,918,499
7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A- 8,454,345
3,940 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB- 4,206,580
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series 2016C:
4,170 4.050%, 11/01/30 5/26 at 100.00 BBB 4,597,008
9,035 4.300%, 11/01/30 5/26 at 100.00 BBB 10,054,238
530 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Refunding Series 2013A, 5.000%, 4/01/22, (ETM)
No Opt. Call AA- (4) 536,180
Wisconsin Health & Educational Facs Authority, Health
Facilities Revenue Bonds, UnityPoint Health Project, Series
2014A:
975 5.000%, 12/01/26 11/24 at 100.00 AA- 1,098,065
4,010 5.000%, 12/01/27 11/24 at 100.00 AA- 4,513,736
5,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 A- 5,876,500
1,080 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2012B, 5.000%, 2/15/40
2/22 at 100.00 A- 1,085,584
740 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 - FGIC Insured
No Opt. Call A1 778,547

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,775 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24, (Pre-
refunded 8/15/22)
8/22 at 100.00 N/R (4) $ 1,827,664
3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R 3,453,516
2,015 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A,
4.000%, 8/15/36
8/28 at 100.00 AA 2,344,009
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A:
2,550 4.000%, 10/15/34 10/31 at 100.00 AA- 3,129,436
1,955 4.000%, 10/15/35 10/31 at 100.00 AA- 2,395,442
5,590 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2,
5.000%, 2/15/51, (Mandatory Put 2/15/2027)
8/26 at 100.00 A- 6,611,069
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/37
1/27 at 103.00 N/R 1,597,243
4,365 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+ 4,842,182
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A,
5.000%, 11/01/39
11/26 at 103.00 N/R 2,193,438
2,850 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A, 5.000%,
9/15/40, (Pre-refunded 9/15/23)
9/23 at 100.00 BBB- 3,073,868
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825 5.000%, 12/15/23 No Opt. Call AA- 898,211
1,310 5.000%, 12/15/25 12/24 at 100.00 AA- 1,479,147
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 AA 2,918,272
1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 N/R 1,655,907
85 Wisconsin State, General Obligation Bonds, Refunding Series 2014-2,
5.000%, 5/01/24, (Pre-refunded 5/01/22)
5/22 at 100.00 N/R (4) 86,337
5,050 Wisconsin State, Transportation Revenue Bonds, Series 2015A, 5.000%,
7/01/30
7/24 at 100.00 AAA 5,600,501
8,145 WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series
2013A, 5.000%, 7/01/37
7/23 at 100.00 A1 8,673,448
150,905 Total Wisconsin 164,252,759
Wyoming - 0.9%
10,720 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 A 11,537,614
Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021:
960 4.000%, 4/15/37 4/31 at 100.00 A+ 1,139,251
1,000 4.000%, 4/15/38 4/31 at 100.00 A+ 1,184,530
1,035 4.000%, 4/15/39 4/31 at 100.00 A+ 1,223,463
1,070 4.000%, 4/15/40 4/31 at 100.00 A+ 1,262,643

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wyoming (continued)
$ 5,500 Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial
Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30
9/23 at 100.00 BB+ $ 5,922,125
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A1 29,015,805
4,790 University of Wyoming, Facilities Revenue Bonds, Series 2021C, 5.000%,
6/01/29
No Opt. Call AA- 6,133,643
University of Wyoming, Facilities Revenue Bonds,
Supplemental Coverage Program, Refunding Series 2021A:
4,215 5.000%, 6/01/26 No Opt. Call AA- 5,014,206
4,420 5.000%, 6/01/27 No Opt. Call AA- 5,400,710
4,575 5.000%, 6/01/28 No Opt. Call AA- 5,725,018
3,060 Wyoming Community Development Authority, Housing Revenue Bonds,
2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 AA+ 3,183,134
6,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 AA+ 6,692,790
3,250 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 AA+ 3,436,648
6,675 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 AA+ 6,722,526
6,000 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 N/R 6,030,600
92,045 Total Wyoming 99,624,706
$ 9,808,702 Total Municipal Bonds (cost $9,964,958,460) 10,452,763,892
Shares Description (1) Value
COMMON STOCKS - 1.1%
  Electric Utilities - 1.1%
2,665,489 Energy Harbor Corp(9),(10),(11) 124,166,474
Total Common Stocks (cost $55,930,174) 124,166,474
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1%
8,249 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021 2021 ML10
2.032% 01/25/38 AA+ 8,304,456
Total Asset-Backed and Mortgage-Backed Securities (cost $8,567,727) 8,304,456
Total Long-Term Investments (cost $10,029,456,361) 10,585,234,822
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.1%
MUNICIPAL BONDS - 1.1%
Alaska - 0.2%
14,665 Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master
Resolution, Tender Option Bond Trust 2017-XM0532, 0.220%, 4/01/25,
(Mandatory Put 1/7/2022), 144A (12)
No Opt. Call A+ 14,665,000
6,750 Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master
Resolution, Tender Option Bond Trust Series 2017-XL0044, 0.220%,
4/01/25, (Mandatory Put 1/7/2022), 144A (12)
No Opt. Call A 6,750,000
21,415 Total Alaska 21,415,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California - 0.1%
$ 6,750 Tender Option Bonds Trust Series 2015-ZF0181, 0.180%, 5/01/22,
(Mandatory Put 1/7/2022), 144A (12)
No Opt. Call A- $ 6,750,000
3,000 Tender Option Bonds Trust Series 2015-ZF0182, 0.180%, 5/01/22,
(Mandatory Put 1/7/2022), 144A (12)
No Opt. Call A- 3,000,000
9,750 Total California 9,750,000
District of Columbia - 0.0%
5,210 District of Columbia, General Obligation Bonds, Tender Option Bond
Trust 2016-YX1039, 0.130%, 6/01/35, (Mandatory Put 1/7/2022), 144A
(12)
12/26 at 100.00 Aaa 5,210,000
Florida - 0.1%
11,880 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Tender Option Bond Trust Series 2018-
XM0676, 0.200%, 4/01/53, (Mandatory Put 1/7/2022), 144A (12)
4/28 at 100.00 A3 11,880,000
National - 0.3%
20,500 Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. J.P. Morgan Chase Putters,
Drivers, TR VAR STS CTFS 5029.Ticker Symbol - VMO, 0.270%,
12/01/24, (AMT), (Mandatory Put 12/31/2021), 144A (12)
No Opt. Call AA 20,500,000
7,500 Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. J.P. Morgan Chase Putters, Drivers,
TR VAR STS CTFS 5028. Ticker Symbol - VGM, 0.270%, 12/01/24,
(AMT), (Mandatory Put 12/31/2021), 144A (12)
No Opt. Call AA 7,500,000
28,000 Total National 28,000,000
Ohio - 0.1%
15,545 Ohio, General Obligation Bonds, Common Schools, Series 2003D,
0.080%, 3/15/24, (Mandatory Put 1/7/2022) (12)
1/22 at 100.00 N/R 15,545,000
South Carolina - 0.1%
7,250 Charleston Educational Excellence Financing Corporation, South
Carolina, Installment Purchase Revenue Bonds, Charleston County
School District Project, Tender Option Bond Trust 2016-XF0296,
0.130%, 12/01/22, (Mandatory Put 1/7/2022), 144A (12)
No Opt. Call N/R 7,250,000
Texas - 0.1%
10,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Tender Option Bond Floater 2015-XM0085, 0.180%, 1/01/40,
(Mandatory Put 1/7/2022), 144A (12)
No Opt. Call A1 10,000,000
Utah - 0.1%
10,155 Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing
Program, Series 2008B-2, 0.130%, 10/01/35, (Mandatory Put 1/7/2022)
(12)
12/21 at 100.00 AA+ 10,155,000
Washington - 0.0%
4,500 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Tender Option Bond Trust 2018-ZM0679, 0.200%,
7/01/26, (Mandatory Put 1/7/2022), 144A (12)
No Opt. Call Baa1 4,500,000
Total Short-Term Investments (cost $123,705,000) 123,705,000
Total Investments (cost $10,153,161,361 ) - 97.8% 10,708,939,822
Other Assets Less Liabilities - 2.2% 243,609,307
Net Assets - 100% $ 10,952,549,129

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 10,452,677,473 $ 86,419 $ 10,452,763,892
Common Stocks – 124,166,474 – 124,166,474
Asset-Backed and Mortgage-Backed
Securities – 8,304,456 – 8,304,456
Short-Term Investments:
Municipal Bonds – 123,705,000 – 123,705,000
Total
$ – $ 10,708,853,403 $ 86,419 $ 10,708,939,822
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment values at a fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23,
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750% 12/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(11) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.

(12) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments December 31, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.6%
MUNICIPAL BONDS - 97.1%
Alabama - 1.5%
$ 9,630 Alabama Public School and College Authority, Capital Improvement Pool
Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/25
No Opt. Call Aa1 $ 11,282,412
9,810 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/1/2023)
9/23 at 100.31 A2 10,370,641
10,845 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put
12/1/2025)
9/25 at 100.38 A1 12,048,253
29,330 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2017A, 4.000%, 8/01/47, (Mandatory Put 7/1/2022)
4/22 at 100.52 Aa2 29,749,419
5,090 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/1/2031)
9/31 at 100.53 Aa2 6,192,392
1,000 Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series
2020, 5.000%, 8/01/24 - AGM Insured
No Opt. Call AA 1,111,340
11,030 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/1/2025)
9/25 at 100.58 A2 12,235,910
10,620 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/2025)
No Opt. Call A1 10,717,810
23,445 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2008, 2.900%, 7/15/34, (Mandatory Put 12/12/2023)
No Opt. Call A1 24,525,580
6,000 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding
Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/2025)
No Opt. Call BBB 6,166,620
630 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/1/2024)
3/24 at 100.29 A1 675,574
6,650 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 1, Series 2021A, 4.000%, 11/01/51, (Mandatory Put
10/1/2028)
7/28 at 100.68 A2 7,712,271
124,080 Total Alabama 132,788,222
Alaska - 1.0%
1,220 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2021A, 4.000%, 12/01/25
No Opt. Call AA+ 1,381,662
1,340 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2016A-II, 1.900%, 12/01/24
No Opt. Call AA+ 1,381,821
12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 AA+ 12,337,223
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 AA+ 23,181,700
3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.150%, 12/01/36 (WI/DD, Settling 1/12/22)
12/30 at 100.00 N/R 3,564,023
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36 (WI/DD, Settling 1/12/22)
12/30 at 100.00 N/R 8,104,080

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alaska (continued)
Alaska Industrial Development and Export Authority,
Power Revenue Bonds, Snettisham Hydroelectric Project,
Refunding Series 2015:
$ 1,655 5.000%, 1/01/24, (AMT) No Opt. Call Baa2 $ 1,777,917
3,565 5.000%, 1/01/26, (AMT) 7/25 at 100.00 Baa2 3,962,711
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
5,145 5.000%, 4/01/27 No Opt. Call A+ 6,158,925
5,355 5.000%, 4/01/28 No Opt. Call A+ 6,560,411
5,575 5.000%, 4/01/29 No Opt. Call A+ 6,976,276
North Slope Borough, Alaska, General Obligation Bonds,
Refunding General Purpose Series 2021A:
4,170 5.000%, 6/30/23 No Opt. Call AA 4,457,480
2,000 5.000%, 6/30/24 No Opt. Call AA 2,224,100
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
600 3.000%, 6/01/22 No Opt. Call A 606,444
520 4.000%, 6/01/23 No Opt. Call A 545,818
550 5.000%, 6/01/24 No Opt. Call A 608,278
1,000 5.000%, 6/01/25 No Opt. Call A 1,146,100
1,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-1 Class 2, 0.500%, 6/01/31
No Opt. Call BBB+ 999,080
80,710 Total Alaska 85,974,049
Arizona - 1.6%
Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and
Educational Development, Series 2020C. Forward Delivery:
1,000 5.000%, 8/01/22 No Opt. Call Aa3 1,027,910
1,000 5.000%, 8/01/24 No Opt. Call Aa3 1,118,990
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series 2021A:
1,200 5.000%, 2/01/23 No Opt. Call AA- 1,260,588
1,450 5.000%, 2/01/24 No Opt. Call AA- 1,586,691
1,300 5.000%, 2/01/25 No Opt. Call AA- 1,476,657
915 5.000%, 2/01/26 No Opt. Call AA- 1,074,192
Arizona State, Certificates of Participation, Refunding Series
2019A:
5,440 5.000%, 10/01/26, (ETM) No Opt. Call Aa2 (4) 6,560,531
5,045 5.000%, 10/01/27, (ETM) No Opt. Call Aa2 (4) 6,244,197
16,990 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/2023)
No Opt. Call A+ 17,513,462
1,760 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/2023)
No Opt. Call A+ 1,820,368
19,580 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/3/2024)
6/24 at 100.00 A+ 21,611,425
2,430 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32,
(AMT), (Mandatory Put 3/31/2023)
No Opt. Call A+ 2,469,706
2,500 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 1.650%, 3/01/39,
(Mandatory Put 3/31/2023)
No Opt. Call A+ 2,537,950

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Glendale Industrial Development Authority, Arizona,
Revenue Bonds, Midwestern University, Refunding Series
2020:
$ 750 5.000%, 5/15/22 No Opt. Call AA $ 762,922
550 5.000%, 5/15/23 No Opt. Call AA 584,315
425 4.000%, 5/15/24 No Opt. Call AA 459,744
14,500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45,
(Mandatory Put 9/1/2024)
No Opt. Call A+ 16,253,340
6,730 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48, (Mandatory Put
10/18/2024)
No Opt. Call AA- 7,585,316
3,655 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019B, 0.480%, 1/01/35,
(Mandatory Put 10/18/2022) (SIFMA reference rate + 0.380% spread)
(5)
4/22 at 100.00 AA- 3,656,170
3,145 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 0.670%, 1/01/35,
(Mandatory Put 10/18/2024) (SIFMA reference rate + 0.570% spread)
(5)
10/23 at 100.00 AA- 3,160,945
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory
Put 10/1/2026)
No Opt. Call N/R 4,487,895
2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory
Put 10/1/2026)
No Opt. Call N/R 2,144,216
900 Maricopa County Unified School District 60 Higley, Arizona, General
Obligation Bonds, Refunding School Improvement Series 2015,
4.000%, 7/01/22 - AGM Insured
No Opt. Call AA 916,911
1,270 Maricopa County Unified School District 60 Higley, Arizona, General
Obligation Bonds, School Improvement Project of 2013, Series 2014A,
4.000%, 7/01/24
No Opt. Call Aa2 1,382,357
2,055 Mesa, Arizona, General Obligation Bonds, Refunding Series 2012,
4.000%, 7/01/22
No Opt. Call AAA 2,094,127
4,030 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding
Series 2012, 5.000%, 7/01/22
No Opt. Call AA 4,126,518
3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding
Series 2015, 5.000%, 7/01/26
7/25 at 100.00 AA 4,171,602
Phoenix Civic Improvement Corporation, Arizona, Water
System Revenue Bonds, Refunding Junior Lien Series
2021B:
3,850 5.000%, 7/01/24 No Opt. Call AAA 4,294,097
3,250 5.000%, 7/01/25 No Opt. Call AAA 3,758,950
365 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29
3/23 at 100.00 A- 378,947
5,195 Pima County, Arizona, Sewer System Revenue Obligations, Refunding
Series 2016, 5.000%, 7/01/23
No Opt. Call AA 5,562,702
Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2014:
1,425 5.000%, 8/01/22 No Opt. Call AA 1,464,529
2,000 5.000%, 8/01/23 No Opt. Call AA 2,148,140
2,000 5.000%, 8/01/24 No Opt. Call AA 2,233,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014,
5.000%, 8/01/24
No Opt. Call AA $ 1,116,800
3,350 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-2. TEMPS
-60, 1.125%, 12/01/26
12/22 at 100.00 N/R 3,344,406
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002,
1.300%, 6/01/27, (AMT), (Mandatory Put 6/1/2021)
No Opt. Call A- 3,730,492
135,035 Total Arizona 146,121,708
Arkansas - 0.4%
8,605 Arkansas State, Federal Highway Grant Anticipation and Tax Revenue
Bonds, Series 2013, 5.000%, 10/01/22
No Opt. Call Aa1 8,917,276
5,250 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 AA- 5,398,680
Pulaksi County Public Facilities Board, Arkansas, Health
Facilities Revenue Bonds, CARTI Project, Series 2013:
1,075 4.000%, 7/01/22, (ETM) No Opt. Call N/R (4) 1,095,285
1,180 5.250%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (4) 1,267,367
545 5.250%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (4) 585,352
Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014:
500 5.000%, 12/01/22 No Opt. Call A 521,465
1,760 5.000%, 12/01/23 No Opt. Call A 1,911,131
2,170 5.000%, 12/01/24 No Opt. Call A 2,447,413
2,000 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 Aa2 2,048,740
Rogers School District 30, Benton County, Arkansas,
General Obligation Bonds, Refunding Series 2019:
2,560 3.000%, 2/01/27 8/24 at 100.00 Aa2 2,716,979
3,790 3.000%, 2/01/28 8/24 at 100.00 Aa2 4,009,668
3,915 3.000%, 2/01/29 8/24 at 100.00 Aa2 4,131,304
33,350 Total Arkansas 35,050,660
California - 4.1%
17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45, (Mandatory
Put 4/1/2026)
10/25 at 100.00 AA 18,548,748
California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A:
450 4.000%, 6/01/22 No Opt. Call A 456,683
630 4.000%, 6/01/23 No Opt. Call A 661,922
605 5.000%, 6/01/24 No Opt. Call A 670,945
805 5.000%, 6/01/25 No Opt. Call A 925,742
905 5.000%, 6/01/26 No Opt. Call A 1,074,624
840 5.000%, 6/01/27 No Opt. Call A 1,025,909
1,185 5.000%, 6/01/28 No Opt. Call A 1,484,106
1,475 5.000%, 6/01/29 No Opt. Call A 1,887,218
1,000 5.000%, 6/01/30 No Opt. Call A 1,304,520
200 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 1.750%, 6/01/30
No Opt. Call BBB+ 200,878
2,685 California Department of Water Resources, Central Valley Project Water
System Revenue Bonds, Series 2021BD, 5.000%, 12/01/25
No Opt. Call AAA 3,156,942

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,605 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2011A, 3.000%, 3/01/41, (Mandatory Put
3/1/2024)
9/23 at 100.00 A+ $ 6,854,603
20,780 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/1/2029)
No Opt. Call AA- 26,966,206
8,165 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/1/2025)
10/25 at 100.00 AA- 8,581,333
5,465 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/1/2025)
10/25 at 100.00 AA- 6,349,073
3,891 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 4,484,174
10,400 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.200%,
1/01/50, (AMT), (Mandatory Put 2/1/2022), 144A
2/22 at 100.00 Aaa 10,399,896
California Infrastructure and Economic Development
Bank, Revenue Bonds, J Paul Getty Trust, Refunding Series
2020A-1:
1,155 4.000%, 4/01/25 No Opt. Call AAA 1,288,945
1,085 4.000%, 4/01/26 No Opt. Call AAA 1,245,483
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured,
(AMT)
6/28 at 100.00 AA 21,491,544
California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A:
1,565 5.000%, 2/01/22 No Opt. Call A- 1,570,634
2,600 5.000%, 2/01/23 No Opt. Call A- 2,732,132
1,920 5.000%, 2/01/24 No Opt. Call A- 2,103,091
1,700 5.000%, 2/01/25 No Opt. Call A- 1,936,062
2,000 5.000%, 2/01/26 No Opt. Call A- 2,354,140
1,500 5.000%, 2/01/27 No Opt. Call A- 1,817,970
6,385 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
3.125%, 11/01/40, (AMT), (Mandatory Put 11/3/2025)
No Opt. Call A- 6,933,791
6,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A- 6,565,773
6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A- 7,269,969
3,750 California Pollution Control Financing Authority, Water Facilities Revenue
Bonds, American Water Capital Corporation, Project, Refunding Series
2020, 0.600%, 8/01/40, (Mandatory Put 9/1/2023)
No Opt. Call A 3,744,825
California State, General Obligation Bonds, Refunding
Various Purpose Series 2021:
20,000 5.000%, 10/01/24 No Opt. Call N/R 22,524,800
16,510 5.000%, 10/01/25 No Opt. Call N/R 19,267,665
5,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 BB 6,207,355
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 BB 1,174,230

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 325 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.000%, 12/01/27, 144A
No Opt. Call BB $ 388,586
765 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
5.000%, 7/01/24, (ETM)
No Opt. Call A- (4) 852,225
5,040 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/1/2029)
No Opt. Call AA- 6,540,408
3,625 California Statewide Community Development Authority, Revenue
Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38,
(Mandatory Put 11/1/2029)
No Opt. Call AA- 4,704,163
4,740 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36,
(Pre-refunded 6/01/22)
6/22 at 100.00 BB (4) 4,804,132
Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Refunding
Junior Subordinate Green Series 2020A:
9,040 5.000%, 6/01/25 No Opt. Call AA 10,458,376
26,525 5.000%, 6/01/26 No Opt. Call AA 31,733,449
2,825 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2013B, 5.000%, 7/01/22
No Opt. Call AA+ 2,893,224
1,270 Miracosta Community College District, California, General Obligation
Bonds, Election 2016, Series 2016B, 4.000%, 8/01/27
No Opt. Call AAA 1,504,760
2,725 New Haven Unified School District, California, General Obligation Bonds,
Refunding Series 2014A, 5.000%, 8/01/25 - BAM Insured
8/24 at 100.00 AA 3,040,283
Newport-Mesa Unified School District, Orange County,
California, General Obligation Bonds, Election 2000
Refunding Series 2020:
1,900 5.000%, 8/01/22 No Opt. Call Aaa 1,953,371
2,585 5.000%, 8/01/23 No Opt. Call Aaa 2,779,030
33,230 Orange County Transportation Authority, California, Bond Anticipation
Notes, I-405 Improvement Project, Series 2021, 5.000%, 10/15/24
No Opt. Call N/R 37,445,226
30 San Bernardino, California, GNMA Mortgage-Backed Securities Program
Single Family Mortgage Revenue Refunding Bonds, Series 1990A,
7.500%, 5/01/23, (ETM)
No Opt. Call AA+ (4) 31,737
13,925 San Diego Association of Governments, California, Capital Grants
Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
Series 2019B, 1.800%, 11/15/27
11/26 at 100.00 A- 14,534,219
6,395 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2017D,
5.000%, 5/01/25, (AMT)
No Opt. Call A1 7,305,136
San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2020C-1:
1,170 5.000%, 8/01/24 No Opt. Call Aaa 1,309,534
1,340 5.000%, 8/01/25 No Opt. Call Aaa 1,556,946
4,025 5.000%, 8/01/29 No Opt. Call Aaa 5,257,415
10,000 San Francisco City and County, California, General Obligation Bonds,
Refunding Series 2021R-2, 5.000%, 6/15/22
No Opt. Call AAA 10,218,800
1,530 Vallecito Union School District, Calaveras County, California, General
Obligation Bonds,2018 Election, Anticipation Note Series 2019,
0.000%, 8/01/22
No Opt. Call AA 1,527,445

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Vernon, California, Electric System Revenue Bonds, Series
2021A:
$ 2,450 4.000%, 4/01/22 No Opt. Call N/R $ 2,472,221
2,850 5.000%, 4/01/23 No Opt. Call N/R 3,012,479
2,525 5.000%, 4/01/24 No Opt. Call N/R 2,775,227
2,000 5.000%, 4/01/25 No Opt. Call N/R 2,275,440
2,250 5.000%, 10/01/25 No Opt. Call N/R 2,601,315
Vernon, California, Electric System Revenue Bonds, Series
2022A:
255 5.000%, 8/01/23 (WI/DD, Settling 5/05/22) No Opt. Call N/R 268,293
700 5.000%, 8/01/24 (WI/DD, Settling 5/05/22) No Opt. Call N/R 763,070
500 5.000%, 8/01/25 (WI/DD, Settling 5/05/22) No Opt. Call N/R 562,530
Washington Township Health Care District, California,
Revenue Bonds, Refunding Series 2015A:
1,130 5.000%, 7/01/22 No Opt. Call Baa2 1,155,357
980 5.000%, 7/01/23 No Opt. Call Baa2 1,045,102
331,316 Total California 373,031,430
Colorado - 1.6%
2,750 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
12/22 at 100.00 N/R 2,801,535
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24
5/24 at 100.00 AA 8,437,283
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
2,545 5.000%, 8/01/25 No Opt. Call BBB+ 2,940,315
2,840 5.000%, 8/01/26 No Opt. Call BBB+ 3,387,467
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
3,000 5.000%, 8/01/25 No Opt. Call BBB+ 3,465,990
2,575 5.000%, 8/01/26 No Opt. Call BBB+ 3,071,383
3,140 5.000%, 8/01/29 No Opt. Call BBB+ 4,021,806
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/1/2025)
2/25 at 100.00 BBB+ 5,658,500
10,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/1/2026)
2/26 at 100.00 BBB+ 12,738,071
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
2,300 5.000%, 6/01/22, (ETM) No Opt. Call N/R (4) 2,345,678
500 5.000%, 6/01/23, (ETM) No Opt. Call N/R (4) 533,565
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
3,480 5.000%, 1/01/26 No Opt. Call AA- 4,083,641
4,595 5.000%, 1/01/27 No Opt. Call AA- 5,561,098
5,100 5.000%, 1/01/28 No Opt. Call AA- 6,311,964
630 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 AAA 634,549
2,500 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 AAA 2,450,025
10,930 Colorado State Education Loan Program, Tax and Revenue Anticipation
Notes, Series 2021A, 4.000%, 6/29/22
No Opt. Call N/R 11,137,998
2,195 Colorado State, Certificates of Participation, Rural Series 2020A, 5.000%,
12/15/22
No Opt. Call Aa2 2,295,553

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado State, Certificates of Participation, Rural Series
2021A:
$ 8,845 5.000%, 12/15/22 No Opt. Call Aa2 $ 9,250,189
4,750 5.000%, 12/15/23 No Opt. Call Aa2 5,181,253
4,600 5.000%, 12/15/24 No Opt. Call Aa2 5,209,868
530 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 4.500%, 12/01/27
12/22 at 103.00 N/R 555,716
13,115 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+ 14,751,096
3,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2021B, 0.384%, 9/01/39, (Mandatory Put 9/1/2024) (SOFR*0.67%
reference rate + 0.350% spread) (5)
6/24 at 100.00 A 3,008,130
3,705 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A, 4.625%, 12/01/27
12/22 at 103.00 N/R 3,891,473
5,725 Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State
Generation and Transmission Association, Inc. Project, Refunding Series
2009, 2.000%, 3/01/36, (Mandatory Put 10/3/2022)
No Opt. Call A3 5,793,471
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
575 5.000%, 1/15/24 No Opt. Call A- 625,157
475 5.000%, 7/15/24 No Opt. Call A- 526,015
325 5.000%, 1/15/25 No Opt. Call A- 365,648
400 5.000%, 7/15/25 No Opt. Call A- 457,360
500 3.000%, 1/15/26 No Opt. Call A- 540,840
425 5.000%, 7/15/26 No Opt. Call A- 500,212
1,400 5.000%, 1/15/27 No Opt. Call A- 1,668,674
625 5.000%, 7/15/27 No Opt. Call A- 754,106
555 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 N/R 581,496
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R 546,090
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%,
12/01/31
3/26 at 103.00 N/R 885,910
6,000 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/2025)
No Opt. Call N/R 6,303,480
Windy Gap Firming Project Water Activity Enterprise,
Colorado, Senior Revenue Bonds, Series 2021:
1,480 5.000%, 7/15/26 No Opt. Call AA 1,771,693
1,030 5.000%, 7/15/27 No Opt. Call AA 1,267,600
131,975 Total Colorado 146,311,898
Connecticut - 3.9%
7,085 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53,
(Mandatory Put 1/1/2025)
10/24 at 100.93 A+ 7,975,868
1,435 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53,
(Mandatory Put 1/1/2027)
10/26 at 100.87 A+ 1,715,901

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1:
$ 845 4.000%, 7/01/22 No Opt. Call BBB+ $ 860,244
1,250 4.000%, 7/01/25 No Opt. Call BBB+ 1,393,300
24,640 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2010A-4, 2.000%, 7/01/49, (Mandatory Put
2/8/2022)
No Opt. Call AAA 24,683,120
1,330 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 1.100%, 7/01/48, (Mandatory Put
2/7/2023)
No Opt. Call AAA 1,342,249
12,025 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2015A, 0.375%, 7/01/35, (Mandatory Put
7/12/2024)
No Opt. Call AAA 12,005,519
35,715 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-1, 1.450%, 7/01/42, (Mandatory Put
7/1/2022)
No Opt. Call AAA 35,942,147
6,655 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017A-2, 5.000%, 7/01/42, (Mandatory Put
7/1/2022)
No Opt. Call AAA 6,813,722
6,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
7/3/2023)
No Opt. Call AAA 6,908,202
44,495 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Variable Rate Demand Obligations, Series 1999-U2,
2.000%, 7/01/33, (Mandatory Put 2/8/2022)
No Opt. Call AAA 44,572,866
27,765 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/1/2024)
1/24 at 100.00 AA- 28,471,342
1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 AAA 2,184,830
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 AAA 5,268,250
3,505 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 AAA 3,580,393
4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 AAA 4,370,706
1,220 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 AAA 1,237,092
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 AAA 3,933,000
3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 AAA 3,907,566
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 N/R 12,028,499
7,205 Connecticut State, General Obligation Bonds, Refunding Series 2018B,
5.000%, 4/15/22
No Opt. Call Aa3 7,303,060
Connecticut State, General Obligation Bonds, Refunding
Series 2020D:
5,950 5.000%, 7/15/22 No Opt. Call Aa3 6,102,736
5,000 5.000%, 7/15/23 No Opt. Call Aa3 5,359,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
Connecticut State, General Obligation Bonds, Refunding
Series 2021C:
$ 20,000 5.000%, 7/15/22 No Opt. Call Aa3 $ 20,513,400
9,160 5.000%, 7/15/24 No Opt. Call Aa3 10,222,285
6,875 5.000%, 7/15/24 No Opt. Call Aa3 7,672,294
525 Connecticut State, General Obligation Bonds, Series 2013C, 5.000%,
7/15/22
No Opt. Call Aa3 538,477
1,440 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/22
No Opt. Call Aa3 1,471,176
1,730 Connecticut State, General Obligation Bonds, Series 2019A, 5.000%,
4/15/23
No Opt. Call Aa3 1,834,821
1,200 Connecticut State, General Obligation Bonds, Series 2020C, 3.000%,
6/01/22
No Opt. Call Aa3 1,213,932
Connecticut State, General Obligation Bonds, Social Series
2022A:
9,500 3.000%, 1/15/24 (WI/DD, Settling 1/06/22) No Opt. Call N/R 10,007,965
12,335 4.000%, 1/15/25 (WI/DD, Settling 1/06/22) No Opt. Call N/R 13,643,867
1,750 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA- 1,891,365
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Series
2021C:
12,000 5.000%, 1/01/23 No Opt. Call AA- 12,564,000
3,440 5.000%, 1/01/24 No Opt. Call AA- 3,754,003
4,250 North Branford, Connecticut, General Obligation Bonds, Anticipation
Notes, Series 2021, 2.000%, 8/04/22
No Opt. Call N/R 4,294,923
1,005 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22
No Opt. Call AA- 1,032,989
Stamford, Connecticut, General Obligation Bonds,
Refunding Series 2021A:
3,660 4.000%, 8/15/22 No Opt. Call AAA 3,746,083
8,415 4.000%, 8/15/23 No Opt. Call AAA 8,921,751
10,615 Tolland, Connecticut, General Obligation Bonds, Bond Anticipation Note
Series 2021, 1.000%, 9/15/23
No Opt. Call N/R 10,677,735
West Haven, Connecticut, General Obligation Bonds,
Series 2012:
2,095 5.000%, 8/01/22 - AGM Insured No Opt. Call AA 2,151,628
2,000 5.000%, 8/01/23 - AGM Insured 8/22 at 100.00 AA 2,052,380
1,000 5.000%, 8/01/25 - AGM Insured 8/22 at 100.00 AA 1,026,030
337,320 Total Connecticut 347,191,266
Delaware - 0.8%
14,785 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/1/2025)
10/25 at 100.00 BBB- 14,821,223
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%,
10/01/40, (Mandatory Put 10/1/2025)
10/25 at 100.00 BBB- 9,017,370
7,910 Delaware Economic Development Authority, Gas Facilities Revenue
Bonds, Delmarva Power & Light Company Project, Refunding Series
2020, 1.050%, 1/01/31, (Mandatory Put 7/1/2025)
No Opt. Call A 8,030,074
Delaware State, General Obligation Bonds, Refunding
Series 2020B:
2,080 5.000%, 7/01/22 No Opt. Call Aaa 2,130,024
1,550 5.000%, 7/01/24 No Opt. Call Aaa 1,730,436

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
$ 14,880 Delaware State, General Obligation Bonds, Series 2021, 5.000%, 2/01/25 No Opt. Call AAA $ 16,990,430
Delaware Transportation Authority, Transportation System
Revenue Bonds, Senior Lien Series 2020:
3,150 5.000%, 7/01/26 No Opt. Call AA+ 3,769,353
4,920 5.000%, 7/01/27 No Opt. Call AA+ 6,063,605
9,815 5.000%, 7/01/28 No Opt. Call AA+ 12,420,293
68,090 Total Delaware 74,972,808
District of Columbia - 0.4%
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
8,210 5.000%, 10/01/22, (AMT) No Opt. Call Aa3 8,500,388
10,830 5.000%, 10/01/23, (AMT) No Opt. Call Aa3 11,704,847
8,875 5.000%, 10/01/24, (AMT) No Opt. Call Aa3 9,922,871
7,320 5.000%, 10/01/25, (AMT) No Opt. Call Aa3 8,465,873
1,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24
No Opt. Call AA- 1,391,538
36,485 Total District of Columbia 39,985,517
Florida - 3.4%
4,265 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-2, 5.000%,
12/01/37, (Mandatory Put 12/1/2026)
6/26 at 100.00 A 4,986,467
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
5,000 5.000%, 10/01/24, (AMT) No Opt. Call A1 5,590,350
5,725 5.000%, 10/01/25, (AMT) No Opt. Call A1 6,621,192
2,395 5.000%, 10/01/26, (AMT) 10/25 at 100.00 A1 2,767,039
4,110 5.000%, 10/01/27, (AMT) 10/25 at 100.00 A1 4,748,447
1,040 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/23, (AMT)
No Opt. Call A1 1,123,252
1,085 Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017, 2.125%, 9/01/22 - AGM Insured
No Opt. Call AA 1,098,606
10,845 Citizens Property Insurance Corporation, Florida, Coastal Account Senior
Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA 12,254,958
Clay County, Florida, Sales Surtax Revenue Bonds, Series
2020.:
1,905 5.000%, 10/01/27 No Opt. Call AA 2,343,131
1,885 5.000%, 10/01/28 No Opt. Call AA 2,376,495
1,740 5.000%, 10/01/29 No Opt. Call AA 2,242,129
5,055 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2015A,
5.000%, 7/01/23
No Opt. Call AAA 5,412,793
10,665 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2021B,
5.000%, 7/01/25
No Opt. Call AAA 12,347,297
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project , Series 2019A:
18,680 6.250%, 1/01/49, (AMT), (Mandatory Put 1/1/2024), 144A 1/22 at 102.00 N/R 19,056,962
26,750 6.375%, 1/01/49, (AMT), (Mandatory Put 1/1/2026), 144A 1/22 at 103.00 N/R 27,392,268
24,930 6.500%, 1/01/49, (AMT), (Mandatory Put 1/1/2029), 144A 1/22 at 103.00 N/R 25,492,670
12,095 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A, 0.300%, 12/01/56,
(AMT), (Mandatory Put 7/1/2022)
1/22 at 100.00 N/R 12,095,242

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,260 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 Aaa $ 2,379,983
8,500 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 Aaa 8,935,455
2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 Aaa 2,279,161
2,935 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 Aaa 2,895,818
4,200 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2017C, 5.000%, 6/01/28
6/27 at 100.00 AAA 5,179,986
8,280 Florida State Department of Transportation Financing Corporation,
Revenue Bonds, Series 2020, 5.000%, 7/01/23
No Opt. Call AA+ 8,868,708
31,351 Highlands County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding
Series 2012, 2.025%, 11/15/26, (Mandatory Put 11/15/2022)
8/22 at 101.00 N/R 31,748,175
Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017:
3,160 5.000%, 10/01/23 - AGM Insured No Opt. Call AA 3,408,344
2,750 5.000%, 10/01/25 - AGM Insured No Opt. Call AA 3,190,440
2,340 5.000%, 10/01/26 - AGM Insured No Opt. Call AA 2,800,161
2,020 5.000%, 10/01/27 - AGM Insured 4/27 at 100.00 AA 2,455,452
2,975 5.000%, 10/01/28 - AGM Insured 4/27 at 100.00 AA 3,618,195
2,540 5.000%, 10/01/29 - AGM Insured 4/27 at 100.00 AA 3,080,563
Miami-Dade County Expressway Authority, Florida, Toll
System Revenue Bonds, Refunding Series 2014B:
1,805 5.000%, 7/01/22 No Opt. Call A 1,846,695
4,030 5.000%, 7/01/23 No Opt. Call A 4,305,854
3,000 Miami-Dade County Industrial Development Authority, Florida, Solid
Waste Revenue Bonds, Waste Management Inc. of Florida Project,
Series 2008, 0.400%, 8/01/23, (AMT)
No Opt. Call A- 2,997,480
26,210 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%,
11/15/52, (Mandatory Put 11/15/2026)
No Opt. Call AA 31,628,918
Orlando, Florida, Tourist Development Tax Revenue Bonds,
6th Cent Contract Payments, Refunding Senior Series
2017A:
2,135 5.000%, 11/01/29 - AGM Insured 11/27 at 100.00 AA 2,612,962
9,215 5.000%, 11/01/30 - AGM Insured 11/27 at 100.00 AA 11,250,041
2,000 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Entrance Fee 2021B-2, 1.450%, 1/01/27
No Opt. Call N/R 2,013,480
Port Saint Lucie, Florida, Utility System Revenue Bonds,
Refunding Series 2014:
500 5.000%, 9/01/22 No Opt. Call AA 515,855
510 5.000%, 9/01/23 No Opt. Call AA 549,586
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
440 5.000%, 8/15/22 No Opt. Call AA- 452,659
1,795 5.000%, 8/15/23 No Opt. Call AA- 1,927,435
2,000 5.000%, 8/15/24 No Opt. Call AA- 2,233,020
5,500 5.000%, 8/15/25 No Opt. Call AA- 6,358,330
5,780 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Series 2015A, 5.000%, 10/01/26
10/25 at 100.00 AA+ 6,754,855

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 115 Tolomato Community Development District, Florida, Special Assessment
Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%,
5/01/40 (6)
5/22 at 100.00 N/R $ 114,910
165 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/22 (7)
No Opt. Call N/R 2
460 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-1, 6.610%, 5/01/40
1/22 at 100.00 N/R 461,311
280 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
1/22 at 100.00 N/R 221,864
305 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
1/22 at 100.00 N/R 3
280,036 Total Florida 305,034,999
Georgia - 2.1%
20 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%,
1/01/29
1/24 at 100.00 Aa3 21,838
14,775 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019A, 5.000%,
7/01/54, (Mandatory Put 7/1/2026)
1/26 at 100.00 AA- 17,286,898
8,335 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/1/2029)
1/29 at 100.00 AA- 10,435,587
1,680 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Second Resolution Series 2013, 5.000%, 10/01/22
No Opt. Call Aa3 1,740,446
4,025 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2019A, 5.000%,
7/01/54, (Mandatory Put 7/1/2024)
1/24 at 100.00 AA- 4,393,247
2,885 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 AAA 3,067,015
2,750 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 N/R 2,790,975
Georgia Ports Authority, Revenue Bonds, Series 2021:
2,365 5.000%, 7/01/24 No Opt. Call N/R 2,634,657
5,695 5.000%, 7/01/25 No Opt. Call N/R 6,582,566
Georgia State Road and Tollway Authority, Federal Highway
Grant Anticipation Revenue Bonds, Series 2020:
4,100 5.000%, 6/01/22 No Opt. Call AA 4,180,565
3,500 5.000%, 6/01/23 No Opt. Call AA 3,731,350
5,045 5.000%, 6/01/24 No Opt. Call AA 5,600,707
10,750 Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24 No Opt. Call AAA 11,798,662
5,035 Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32 2/27 at 100.00 AAA 6,091,494
35,780 Georgia State, General Obligation Bonds, Series 2021A, 5.000%, 7/01/24 No Opt. Call AAA 39,935,489
4,530 Georgia State, General Obligation Bonds, Tranche 1 Series 2016A,
5.000%, 2/01/25
No Opt. Call AAA 5,170,995
6,050 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 AAA 7,129,744
14,905 Gwinnett County Water and Sewerage Authority, Georgia, Revenue
Bonds, Refunding Series 2021, 4.000%, 8/01/24
No Opt. Call AAA 16,304,878
Henry County School District, Georgia, General Obligation
Bonds, Series 2021:
2,875 4.000%, 8/01/24 No Opt. Call AA+ 3,142,691
1,955 4.000%, 8/01/25 No Opt. Call AA+ 2,200,001

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 11,830 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/2/2024)
9/24 at 100.43 Aa2 $ 12,914,101
9,860 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019C, 4.000%, 3/01/50, (Mandatory Put 9/1/2026)
6/26 at 100.50 A3 11,166,746
4,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021C, 4.000%, 5/01/52, (Mandatory Put 12/1/2028)
9/28 at 100.69 A3 5,460,262
2,585 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Series 2020B, 5.000%, 9/01/25
No Opt. Call AA 2,999,970
165,980 Total Georgia 186,780,884
Hawaii - 0.4%
17,130 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A- 18,593,759
7,490 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the
State of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A- 7,992,579
5,755 Honolulu City and County, Hawaii, General Obligation Bonds, Refunding
Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 Aa1 7,062,306
2,170 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26
7/25 at 100.00 Aa2 2,500,035
32,545 Total Hawaii 36,148,679
Idaho - 0.6%
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2018A:
4,500 5.000%, 3/01/25 No Opt. Call A- 5,112,900
6,020 5.000%, 3/01/26 No Opt. Call A- 7,061,641
4,320 5.000%, 3/01/27 No Opt. Call A- 5,211,346
4,815 5.000%, 3/01/29 9/28 at 100.00 A- 6,018,750
4,880 5.000%, 3/01/31 9/28 at 100.00 A- 6,078,381
10,315 Idaho State, Tax Anticipation Notes, Series 2021, 3.000%, 6/30/22 No Opt. Call N/R 10,462,195
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB- 13,642,803
47,785 Total Idaho 53,588,016
Illinois - 5.6%
Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016:
580 4.000%, 2/01/22 - AGM Insured No Opt. Call AA 581,618
1,290 5.000%, 2/01/25 - AGM Insured No Opt. Call AA 1,457,275
1,455 5.000%, 2/01/27 - AGM Insured 2/26 at 100.00 AA 1,700,473
416 Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series
2016, 2.000%, 3/01/22 - BAM Insured
No Opt. Call AA 416,765
292 Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series
2016, 2.000%, 3/01/22 - BAM Insured
No Opt. Call AA 292,537
Chanpaign County Community Unit School District 4,
Illinois, General Obligation Bonds, School Building Series
2020A:
400 0.000%, 1/01/22 No Opt. Call AA 400,000
445 0.010%, 1/01/23 No Opt. Call AA 443,144
550 0.010%, 1/01/26 No Opt. Call AA 529,667
780 0.010%, 1/01/27 No Opt. Call AA 738,582
585 0.000%, 1/01/28 No Opt. Call AA 542,745

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 19,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 BB $ 25,179,770
12,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/22
No Opt. Call BB 12,495,840
3,205 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22
No Opt. Call BB 3,308,393
4,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22
No Opt. Call BB 4,996,944
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065 0.000%, 12/01/25 No Opt. Call BB 1,016,468
1,455 0.000%, 12/01/26 No Opt. Call BB 1,360,905
3,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB 4,102,703
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
4,365 5.000%, 1/01/23, (ETM) No Opt. Call BBB+ (4) 4,569,238
1,910 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 1,999,369
7,600 5.000%, 1/01/24 No Opt. Call BBB+ 8,245,392
4,260 5.000%, 1/01/25 No Opt. Call BBB+ 4,776,696
1,905 5.000%, 1/01/26 No Opt. Call BBB+ 2,194,255
Cook County High School District 212 Leyden, Illinois,
General Obligation Bonds, Limited Tax Series 2016C:
1,025 5.000%, 12/01/23 No Opt. Call AA 1,108,107
1,800 5.000%, 12/01/25 12/24 at 100.00 AA 2,040,750
2,830 Cook County Township High School District 225 Northfield, Illinois,
General Obligation Bonds, Series 2016A, 5.000%, 12/01/22
No Opt. Call AAA 2,954,124
Cook County, Illinois, General Obligation Bonds, Refunding
Series 2012C:
3,445 5.000%, 11/15/27 11/22 at 100.00 A+ 3,582,456
3,200 5.000%, 11/15/33 11/22 at 100.00 A+ 3,327,968
2,100 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021B, 4.000%, 11/15/24
No Opt. Call N/R 2,308,824
DuPage County School District 58 Downers Grove,
Illinois, General Obligation Bonds, Limited Tax Capital
Appreciation School Series 2018:
20 0.000%, 12/15/26, (ETM) No Opt. Call N/R (4) 19,232
980 0.000%, 12/15/26 No Opt. Call N/R 921,357
1,050 0.000%, 12/15/27 No Opt. Call Aa1 964,709
8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 AA- 8,797,666
833 Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding
Series 2017, 2.200%, 3/01/22 - BAM Insured
No Opt. Call AA 835,357
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de
Paul Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put
3/3/2026)
No Opt. Call AA+ 21,943,792
11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series
2012, 1.250%, 11/01/38, (Mandatory Put 11/1/2026)
No Opt. Call A 11,342,827
10,155 Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance
Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42, (Mandatory
Put 4/29/2022)
No Opt. Call AA+ 10,222,226

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
$ 5,510 5.000%, 2/15/22 No Opt. Call AA+ $ 5,540,691
4,010 5.000%, 2/15/23 No Opt. Call AA+ 4,225,096
8,665 Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2012, 5.000%, 9/01/27, (Pre-refunded 9/01/22)
9/22 at 100.00 AA+ (4) 8,941,500
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
770 5.000%, 9/01/22, (ETM) No Opt. Call AA+ (4) 794,740
620 5.000%, 9/01/23, (ETM) No Opt. Call AA+ (4) 668,323
2,240 5.000%, 9/01/24, (ETM) No Opt. Call AA+ (4) 2,512,137
865 5.000%, 9/01/25, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 970,089
2,770 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/22
No Opt. Call A3 2,886,562
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
1,000 5.000%, 7/01/23 No Opt. Call AA- 1,070,320
985 5.000%, 7/01/24 No Opt. Call AA- 1,097,310
1,010 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call AA- 1,148,926
Illinois Finance Authority, Revenue Bonds, Swedish
Covenant Hospital, Series 2016A:
1,000 5.000%, 8/15/22, (ETM) No Opt. Call N/R (4) 1,029,360
1,075 5.000%, 8/15/24, (ETM) No Opt. Call N/R (4) 1,202,140
2,000 5.000%, 8/15/25, (ETM) No Opt. Call N/R (4) 2,315,880
3,000 5.000%, 8/15/26, (ETM) No Opt. Call N/R (4) 3,587,070
3,265 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021A, 5.000%, 10/01/25
No Opt. Call AA+ 3,799,774
2,100 Illinois Finance Authority, Water Facilities Revenue Bonds, American
Water Capital Corporation Project, Refunding Series 2020, 0.700%,
5/01/40, (Mandatory Put 9/1/2023)
No Opt. Call A 2,099,181
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 Aaa 10,127,297
Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2015A:
5,205 5.000%, 2/01/22 No Opt. Call A1 5,223,946
2,600 5.000%, 2/01/25 No Opt. Call A1 2,945,644
5,000 Illinois State, General Obligation Bonds, December Series 2017A,
5.000%, 12/01/24
No Opt. Call BBB 5,622,450
4,250 Illinois State, General Obligation Bonds, February Series 2014, 5.000%,
2/01/22
No Opt. Call BBB 4,265,300
Illinois State, General Obligation Bonds, November Series
2017D:
18,575 5.000%, 11/01/22 No Opt. Call BBB 19,289,766
29,480 5.000%, 11/01/23 No Opt. Call BBB 31,881,146
12,355 5.000%, 11/01/24 No Opt. Call BBB 13,853,167
915 5.000%, 11/01/25 No Opt. Call BBB 1,057,850
7,635 3.250%, 11/01/26 No Opt. Call BBB 8,436,141
7,370 5.000%, 11/01/26 No Opt. Call BBB 8,749,074
15,380 5.000%, 11/01/27 No Opt. Call BBB 18,624,565
9,050 5.000%, 11/01/28 11/27 at 100.00 BBB 10,899,820
5,000 Illinois State, General Obligation Bonds, November Series 2019B,
5.000%, 11/01/30
11/29 at 100.00 BBB 6,316,900
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 BBB 12,556,723

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, Refunding March
Series 2021C:
$ 8,000 4.000%, 3/01/22 No Opt. Call BBB $ 8,047,840
7,500 4.000%, 3/01/23 No Opt. Call BBB 7,813,350
3,300 4.000%, 3/01/24 No Opt. Call BBB 3,543,705
3,805 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/25 7/23 at 100.00 BBB 4,094,484
3,065 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 12/01/22
No Opt. Call AA- 3,196,856
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2019C:
5,020 5.000%, 1/01/27 No Opt. Call AA- 6,058,989
10,030 5.000%, 1/01/28 No Opt. Call AA- 12,420,049
11,970 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA- 13,055,081
Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Refunding Series 2016:
2,520 5.000%, 1/01/26 No Opt. Call AA+ 2,943,007
5,180 5.000%, 1/01/27 1/26 at 100.00 AA+ 6,094,270
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
1,000 5.000%, 12/01/22 - BAM Insured No Opt. Call AA 1,041,610
1,085 5.000%, 12/01/23 - BAM Insured No Opt. Call AA 1,174,263
1,235 5.000%, 12/01/26 - BAM Insured No Opt. Call AA 1,472,552
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
1,495 4.000%, 12/01/25 No Opt. Call Aa2 1,687,526
1,770 4.000%, 12/01/26 No Opt. Call Aa2 2,045,147
Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and
Greene Counties Community College District 536, Illinois,
General Obligation Bonds, Lewis & Clark Community
College, Refunding Series 2020:
250 4.000%, 5/01/22 - AGM Insured No Opt. Call AA 252,998
350 4.000%, 5/01/23 - AGM Insured No Opt. Call AA 365,477
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
775 5.000%, 12/15/25 No Opt. Call BBB+ 898,814
1,925 5.000%, 12/15/26 No Opt. Call BBB+ 2,296,756
360 5.000%, 12/15/27 No Opt. Call BBB+ 440,219
1,945 5.000%, 12/15/28 12/27 at 100.00 BBB+ 2,364,420
650 5.000%, 12/15/30 12/27 at 100.00 BBB+ 781,709
Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018:
348 2.450%, 3/01/22 - BAM Insured No Opt. Call AA 349,232
335 2.850%, 3/01/24 - BAM Insured No Opt. Call AA 350,263
North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019:
1,000 4.000%, 2/01/33 - BAM Insured 2/28 at 100.00 AA 1,121,670
1,000 4.000%, 2/01/36 - BAM Insured 2/28 at 100.00 AA 1,116,540
1,895 4.000%, 2/01/40 - BAM Insured 2/28 at 100.00 AA 2,104,246
2,000 4.000%, 2/01/44 - BAM Insured 2/28 at 100.00 AA 2,204,780
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
325 5.000%, 10/01/25 - BAM Insured No Opt. Call AA 374,442
250 5.000%, 10/01/26 - BAM Insured No Opt. Call AA 295,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017:
$ 4,295 5.000%, 6/01/22 No Opt. Call A $ 4,377,765
2,265 5.000%, 6/01/23 No Opt. Call A 2,410,730
2,565 5.000%, 6/01/24 No Opt. Call A 2,836,403
5,990 5.000%, 6/01/25 No Opt. Call A 6,855,195
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4, Refunding
Series 2017:
1,009 2.850%, 3/01/22 - BAM Insured No Opt. Call AA 1,011,825
1,133 3.200%, 3/01/24 - BAM Insured No Opt. Call AA 1,186,863
1,000 3.300%, 3/01/25 - BAM Insured No Opt. Call AA 1,069,490
1,258 3.450%, 3/01/26 - BAM Insured No Opt. Call AA 1,370,629
1,218 3.600%, 3/01/28 - BAM Insured 3/27 at 100.00 AA 1,357,168
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
4,500 5.000%, 1/01/25 No Opt. Call AA- 5,076,315
5,750 5.000%, 1/01/26 No Opt. Call AA- 6,702,832
2,310 5.000%, 1/01/28 No Opt. Call AA- 2,843,795
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Hospital Sisters Services, Inc.
Obligated Group, Series 2017A:
2,690 5.000%, 2/15/26 No Opt. Call A+ 3,159,432
3,590 5.000%, 2/15/27 No Opt. Call A+ 4,335,499
2,565 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015, 5.000%, 3/01/22
No Opt. Call A 2,583,673
Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013:
6,220 0.010%, 2/01/22 No Opt. Call A+ 6,217,450
6,820 0.010%, 2/01/23 No Opt. Call A+ 6,768,100
459,482 Total Illinois 505,626,481
Indiana - 2.8%
Crown Point Multi-School Building Corporation, Indiana,
First Mortgage Bonds, Crown Point Community School
Corporation, Series 2021:
3,000 5.000%, 7/15/25 No Opt. Call N/R 3,455,100
3,015 5.000%, 1/15/26 No Opt. Call N/R 3,524,053
2,200 Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds,
Refunding Series 2016, 5.000%, 1/15/22
No Opt. Call AA+ 2,203,146
15,020 Indiana Bond Bank, Advance Funding Program Notes, Series 2021A,
2.000%, 1/10/22
1/22 at 100.00 N/R 15,025,557
7,905 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/1/2026)
No Opt. Call A2 7,859,546
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
0.650%, 8/01/25
No Opt. Call A2 4,469,715
20,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Fulcrum CenterPoint, LLC Project, Series 2021, 0.280%, 12/15/45,
(AMT), (Mandatory Put 11/15/2022), 144A
5/22 at 100.00 N/R 20,000,800
1,100 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 1,207,118

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 12,500 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/1/2025)
1/25 at 100.00 AA $ 13,137,375
8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46,
(Mandatory Put 1/1/2026)
6/25 at 100.00 AA 7,985,520
145 Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/23, (ETM)
No Opt. Call N/R (4) 156,793
5,000 Indiana Finance Authority, State Revolving Fund Program Bonds, Series
2011, 5.000%, 2/01/26, (Pre-refunded 2/01/22)
2/22 at 100.00 AAA (4) 5,018,300
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Refunding First Lien Series
2021-1:
10,455 5.000%, 10/01/22 No Opt. Call AA 10,827,930
1,500 5.000%, 10/01/22 No Opt. Call AA- 1,553,505
4,500 5.000%, 10/01/23 No Opt. Call AA 4,867,605
5,000 5.000%, 10/01/24 No Opt. Call AA 5,631,200
2,085 5.000%, 10/01/25 No Opt. Call AA 2,431,569
4,900 5.000%, 10/01/26 No Opt. Call AA 5,901,658
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2015A:
830 5.000%, 10/01/23 No Opt. Call AA 897,803
1,000 5.000%, 10/01/24 No Opt. Call AA 1,126,240
1,800 5.000%, 10/01/25 10/24 at 100.00 AA 2,026,098
1,250 5.000%, 10/01/26 10/24 at 100.00 AA 1,404,487
850 5.000%, 10/01/27 10/24 at 100.00 AA 954,193
Indiana Health Facility Financing Authority, Revenue Bonds,
Ascension Health, Series 2011A-2:
9,930 2.000%, 11/15/36, (Mandatory Put 2/1/2023) No Opt. Call AA+ 10,114,003
70 2.000%, 11/15/36, (Pre-refunded 2/01/23) 2/23 at 100.00 N/R (4) 71,123
3,500 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 Aaa 3,529,715
1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 Aaa 1,254,312
2,540 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 Aaa 2,548,763
260 Indiana State University Board of Trustees, Indiana State University
Housing and Dining System Revenue Bonds, Series 2014, 4.000%,
4/01/22
No Opt. Call AA- 262,376
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call AA 8,919,360
3,250 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Citizens Energy Group, Refunding 2nd Lien Series 2020A, 5.000%,
8/15/22
No Opt. Call AA 3,345,972
10,695 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call AA 12,339,142
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
505 5.000%, 10/01/22 No Opt. Call A+ 522,746
710 5.000%, 10/01/23 No Opt. Call A+ 763,861
455 5.000%, 10/01/24 No Opt. Call A+ 507,666
545 5.000%, 10/01/25 10/24 at 100.00 A+ 612,182
810 5.000%, 10/01/26 10/24 at 100.00 A+ 908,682

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2016A:
$ 4,690 5.000%, 10/01/22 No Opt. Call A+ $ 4,854,807
10,000 5.000%, 10/01/23 No Opt. Call A+ 10,758,600
5,525 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Refunding Series
2015, 0.875%, 9/01/55, (AMT), (Mandatory Put 9/1/2023)
No Opt. Call A1 5,521,464
1,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project,  Refunding Series 2015A, 5.000%, 1/01/22
No Opt. Call A 1,000,000
2,500 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 1.350%, 7/01/25,
(Mandatory Put 9/1/2022)
No Opt. Call A- 2,517,450
2,750 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995B, 1.350%, 7/01/25,
(Mandatory Put 9/1/2022)
No Opt. Call A- 2,769,195
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call N/R 12,001,560
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call A- 13,856,665
1,595 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24
No Opt. Call A 1,702,838
3,485 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/1/2023)
No Opt. Call A1 3,482,770
10,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 5.000%, 11/01/45, (AMT),
(Mandatory Put 11/1/2022)
No Opt. Call A2 10,386,900
10,970 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2016A, 5.000%, 3/01/46, (AMT),
(Mandatory Put 3/1/2023)
No Opt. Call A2 11,561,722
236,610 Total Indiana 247,779,185
Iowa - 0.7%
Des Moines Metropolitan Wastewater Reclamation
Authority, Iowa, Sewer Revenue Bonds, Refunding Series
2021A:
2,450 5.000%, 6/01/24 No Opt. Call AA 2,720,480
2,575 5.000%, 6/01/25 No Opt. Call AA 2,966,709
Des Moines, Iowa, General Obligation Bonds, Series
2021F:
4,925 5.000%, 6/01/22 No Opt. Call AA+ 5,022,810
4,170 5.000%, 6/01/23 No Opt. Call AA+ 4,449,307
4,385 5.000%, 6/01/24 No Opt. Call AA+ 4,873,621
4,610 5.000%, 6/01/25 No Opt. Call AA+ 5,321,415
4,915 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 BB- 5,280,627
9,730 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/1/2033)
12/22 at 103.00 BB- 10,355,931
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 AAA 3,016,890
2,220 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 AAA 2,306,136

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
$ 2,545 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 AAA $ 2,674,820
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 AAA 3,003,300
1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 AAA 1,963,680
1,425 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 0.375%, 6/01/30
No Opt. Call A 1,425,542
3,150 West Des Moines, Iowa, General Obligation Bonds, Urban Renewal
Series 2021B, 5.000%, 6/01/24
No Opt. Call AAA 3,503,398
55,055 Total Iowa 58,884,666
Kansas - 0.6%
5,300 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
4.000%, 10/01/23
No Opt. Call Aaa 5,643,864
Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas Projects, Series 2021P:
4,570 5.000%, 5/01/22 No Opt. Call Aa3 4,641,429
4,245 5.000%, 5/01/23 No Opt. Call Aa3 4,510,228
4,445 5.000%, 5/01/24 No Opt. Call Aa3 4,917,414
10,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes Series
2021A, 4.000%, 8/01/22
No Opt. Call N/R 10,224,900
20,275 Wichita, Kansas, General Obligation Bonds, Temporary Notes Series
2021-306, 4.000%, 10/15/22
No Opt. Call N/R 20,880,209
48,835 Total Kansas 50,818,044
Kentucky - 2.6%
6,025 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/1/2026)
No Opt. Call A1 6,195,989
18,750 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/1/2026)
No Opt. Call A1 19,270,875
Kentucky Asset/Liability Commission, General Fund
Revenue Project Notes, Refunding Series 2021A:
3,645 5.000%, 11/01/23 No Opt. Call A1 3,955,554
2,200 5.000%, 11/01/24 No Opt. Call A1 2,477,024
Kentucky Economic Development Finance Authority,
Hospital Revenue Bonds, Owensboro Health, Refunding
Series 2017A:
1,375 5.000%, 6/01/22 No Opt. Call Baa2 1,399,832
6,000 5.000%, 6/01/24 No Opt. Call Baa2 6,606,000
4,200 5.000%, 6/01/25 No Opt. Call Baa2 4,783,758
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 125, Refunding Series 2021A:
4,500 5.000%, 9/01/22 No Opt. Call A1 4,644,855
6,395 5.000%, 3/01/30 No Opt. Call A1 6,444,497
12,525 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Subordinated
Anticipation Note Series 2021, 3.000%, 10/14/22
No Opt. Call N/R 12,801,803
Louisville/Jefferson County Metro Government, Kentucky,
Revenue Bonds, Catholic Health Initiatives, Series 2012A:
3,025 5.000%, 12/01/23, (Pre-refunded 6/01/22) 6/22 at 100.00 BBB+ (4) 3,084,078
2,995 5.000%, 12/01/24, (Pre-refunded 6/01/22) 6/22 at 100.00 BBB+ (4) 3,053,493

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 4,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2001A, 0.900%, 9/01/26
No Opt. Call A1 $ 4,012,880
8,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call A1 8,043,120
18,070 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2005A, 1.750%, 2/01/35, (Mandatory Put 7/1/2026)
No Opt. Call A1 18,767,863
24,685 Northern Kentucky Water District, Revenue Bonds, Bond Anticipation
Note Series 2021A, 0.375%, 2/01/23
8/22 at 100.00 N/R 24,706,723
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
4,815 4.000%, 2/01/22 No Opt. Call N/R 4,829,012
4,485 4.000%, 2/01/23 No Opt. Call N/R 4,666,822
4,675 4.000%, 2/01/24 No Opt. Call N/R 5,027,308
4,865 4.000%, 2/01/25 No Opt. Call N/R 5,393,728
3,495 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%,
9/01/27
No Opt. Call A1 4,076,218
2,525 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 0.700%,
6/01/40, (Mandatory Put 9/1/2023)
No Opt. Call A 2,522,778
25,305 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/1/2024)
1/24 at 100.37 A2 27,042,441
9,245 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/1/2025)
10/24 at 100.24 A2 10,076,588
5,180 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/1/2025)
3/25 at 100.19 A1 5,675,312
5,315 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/1/2028)
11/27 at 100.47 A1 6,157,746
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call A1 3,046,341
7,400 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27,
(AMT)
No Opt. Call A1 7,477,404
18,165 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
(AMT), (Mandatory Put 9/1/2027)
No Opt. Call A1 18,333,208
3,395 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/23, (ETM)
No Opt. Call A+ (4) 3,516,779
228,330 Total Kentucky 238,090,029
Louisiana - 4.1%
2,140 East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Refunding
Road & Street Improvement Series 2015, 5.000%, 8/01/22
No Opt. Call AA 2,196,453
17,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/1/2024)
No Opt. Call N/R 17,500,175
2,595 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2015, 5.000%, 6/01/22 - AGM Insured
No Opt. Call AA 2,645,992

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
$ 33,425 5.000%, 6/01/23 No Opt. Call A1 $ 35,595,285
9,040 5.000%, 6/01/24 No Opt. Call A1 9,937,039
845 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 N/R 851,118
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding
Series 2017A:
1,000 3.000%, 10/01/22 No Opt. Call A 1,020,030
1,825 5.000%, 10/01/23 No Opt. Call A 1,970,416
1,095 5.000%, 10/01/24 No Opt. Call A 1,224,287
3,000 4.000%, 10/01/25 No Opt. Call A 3,342,660
2,245 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Parish Road
Improvements Project, Series 2015, 5.000%, 8/01/24
No Opt. Call AA 2,503,534
24,310 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 26,669,529
6,070 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/1/2023)
No Opt. Call A3 6,187,940
7,025 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013A, 1.650%, 9/01/33, (Mandatory Put
12/1/2023)
No Opt. Call A3 7,161,496
1,050 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22
No Opt. Call A 1,067,850
9,155 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/2025)
11/24 at 102.04 A 10,512,595
29,790 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/1/2025)
No Opt. Call A+ 33,941,237
7,165 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/1/2023)
No Opt. Call A+ 7,618,688
Louisiana Public Facilities Authority, Revenue Bonds,
University of New Orleans Research and Technology
Foundation, Inc.- Student Housing Project, Refunding
Series 2014:
580 5.000%, 9/01/22 - AGM Insured No Opt. Call AA 597,765
1,445 5.000%, 9/01/23 - AGM Insured No Opt. Call AA 1,553,650
1,565 5.000%, 9/01/24 - AGM Insured No Opt. Call AA 1,748,934
2,020 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+ 2,109,708
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
7,265 5.000%, 7/01/26 7/23 at 100.00 A2 7,742,020
1,345 5.000%, 7/01/29 7/23 at 100.00 A2 1,435,814
Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C:
2,555 5.000%, 5/01/29 11/27 at 100.00 AA- 3,158,849
3,010 5.000%, 5/01/30 11/27 at 100.00 AA- 3,710,246
3,070 5.000%, 5/01/31 11/27 at 100.00 AA- 3,774,043

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 15,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017D-1, 0.600%, 5/01/43, (Mandatory Put
5/1/2023)
5/22 at 100.00 Aa3 $ 15,018,150
7,690 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017D-2, 0.550%, 5/01/43, (Mandatory Put
5/1/2022)
1/22 at 100.00 Aa3 7,691,615
Louisiana State, General Obligation Bonds, Grant
Anticipation Series 2021:
7,500 5.000%, 9/01/22 No Opt. Call AA 7,739,325
4,550 5.000%, 9/01/23 No Opt. Call AA 4,907,130
7,015 Louisiana State, General Obligation Bonds, Refunding Series 2014C,
5.000%, 8/01/22
No Opt. Call AA- 7,211,210
6,245 Louisiana State, General Obligation Bonds, Series 2015A, 5.000%,
5/01/23
No Opt. Call AA- 6,635,188
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
12,000 5.000%, 12/01/22 No Opt. Call A+ 12,521,880
11,000 5.000%, 12/01/23 No Opt. Call A+ 11,966,570
9,000 5.000%, 12/01/24 No Opt. Call A+ 10,147,770
4,950 5.000%, 12/01/25 No Opt. Call A+ 5,761,453
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015:
1,040 5.000%, 6/01/24 No Opt. Call A 1,147,401
675 5.000%, 6/01/26 6/25 at 100.00 A 774,758
6,645 Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds,
Valero Project, Series 2010, 4.000%, 12/01/40, (Mandatory Put
6/1/2022)
No Opt. Call BBB 6,743,213
2,780 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/1/2030), 144A
No Opt. Call BB- 3,668,127
3,665 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/1/2025), 144A
No Opt. Call BB- 4,171,723
19,925 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/1/2023)
No Opt. Call BBB- 20,256,950
18,210 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37,
(Mandatory Put 7/1/2024)
No Opt. Call BBB- 18,783,615
18,850 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/1/2026)
No Opt. Call BBB- 19,705,413
7,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/1/2026)
No Opt. Call BBB- 7,381,670
1,000 Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project,
Refunding Series 2016, 5.000%, 3/01/22 - BAM Insured
No Opt. Call AA 1,007,300
1,680 Terrebonne Levee and Conservation District, Louisiana, Public
Improvement Sales Tax Bonds, Series 2013, 5.000%, 7/01/22, (Pre-
refunded 7/01/23), (ETM)
No Opt. Call A+ (4) 1,719,950
348,560 Total Louisiana 372,737,764

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine - 0.4%
Auburn, Maine, General Obligation Bonds, Edward Little
High School Project, Series 2021:
$ 1,250 4.000%, 11/01/22 No Opt. Call AA- $ 1,289,350
585 4.000%, 11/01/23 No Opt. Call AA- 624,540
1,110 4.000%, 11/01/24 No Opt. Call AA- 1,222,632
610 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call AA 679,229
2,765 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 AA+ 2,745,065
1,150 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 AA+ 1,186,708
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 AA+ 3,021,660
2,030 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 AA+ 1,994,759
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 N/R 2,023,220
4,500 Maine State, General Obligation Bonds, Series 2020B, 5.000%, 6/01/23 No Opt. Call AA 4,803,435
Maine State, General Obligation Bonds, Series 2021B:
4,135 4.000%, 6/01/25 No Opt. Call N/R 4,627,396
920 4.000%, 6/01/26 No Opt. Call AA 1,056,666
5,420 5.000%, 6/01/27 No Opt. Call AA 6,658,036
29,475 Total Maine 31,932,696
Maryland - 1.7%
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
540 5.000%, 9/01/23 No Opt. Call CCC 555,169
2,000 5.000%, 9/01/26 No Opt. Call CCC 2,138,540
5,055 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2021A, 5.000%, 8/15/25
No Opt. Call AAA 5,879,369
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 Aa1 7,225,517
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.300%, 9/01/35
3/29 at 100.00 Aa1 4,354,338
4,670 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 1.950%, 9/01/35
9/29 at 100.00 Aa1 4,619,517
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.800%, 9/01/36
3/30 at 100.00 Aa1 11,687,520
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B:
500 0.150%, 9/01/22 No Opt. Call Aa1 499,645
540 0.200%, 3/01/23 No Opt. Call Aa1 538,985
580 0.250%, 9/01/23 No Opt. Call Aa1 578,144
375 0.125%, 3/01/30 No Opt. Call Aa1 374,974
8,310 1.875%, 9/01/36 3/30 at 100.00 Aa1 8,224,656
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.200%, 9/01/36
9/30 at 100.00 N/R 12,003,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 8,795 Maryland Economic Development Corporation, Pollution Control
Revenue Bonds, Potomac Electric Power Company, Refunding Series
2019, 1.700%, 9/01/22
No Opt. Call A- $ 8,870,813
5,235 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-1,
5.000%, 7/01/45, (Mandatory Put 7/1/2025)
1/25 at 100.00 A 5,907,069
Maryland Health and Higher Educational Facilities
Authority, Maryland, Hospital Revenue Bonds, Meritus
Medical Center, Series 2015:
1,000 5.000%, 7/01/22 No Opt. Call A- 1,023,450
250 5.000%, 7/01/23 No Opt. Call A- 267,385
500 5.000%, 7/01/24 No Opt. Call A- 556,350
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Adventist Healthcare Inc., Series
2021:
1,105 5.000%, 1/01/22 No Opt. Call Baa3 1,105,000
795 5.000%, 1/01/23 No Opt. Call Baa3 831,467
545 5.000%, 1/01/24 No Opt. Call Baa3 593,717
39,895 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, Bidding Group 1 Second Series 2021A, 5.000%, 8/01/27
No Opt. Call AAA 49,304,236
4,400 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/25, (AMT)
No Opt. Call A 5,033,908
4,400 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 AAA 5,588,132
3,550 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2020A, 5.000%, 7/15/23
No Opt. Call AAA 3,809,256
12,315 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2021A, 5.000%, 7/01/26
No Opt. Call AAA 14,742,533
140,425 Total Maryland 156,313,410
Massachusetts - 2.7%
35,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Anticipation Note Subordinated Sustainability Series 2021, 4.000%,
5/01/25
No Opt. Call AA 39,648,530
20,045 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2020B-2, 5.000%, 7/01/22
No Opt. Call AA 20,526,080
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
690 5.000%, 7/01/22 No Opt. Call B- 692,712
625 5.000%, 7/01/23 No Opt. Call B- 631,837
735 5.000%, 7/01/24 No Opt. Call B- 746,628
795 5.000%, 7/01/25 7/24 at 100.00 B- 806,511
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call A 1,728,135
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,775 5.000%, 7/01/29 7/28 at 100.00 A 3,462,478
2,750 5.000%, 7/01/30 7/28 at 100.00 A 3,413,520
2,495 5.000%, 7/01/31 7/28 at 100.00 A 3,086,889
2,100 5.000%, 7/01/32 7/28 at 100.00 A 2,593,017

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
$ 115 5.000%, 7/15/22, 144A No Opt. Call BB+ $ 117,442
125 5.000%, 7/15/23, 144A No Opt. Call BB+ 132,421
130 5.000%, 7/15/24, 144A No Opt. Call BB+ 142,276
125 5.000%, 7/15/25, 144A No Opt. Call BB+ 140,924
160 5.000%, 7/15/26, 144A No Opt. Call BB+ 185,158
170 5.000%, 7/15/27, 144A No Opt. Call BB+ 201,210
175 5.000%, 7/15/28, 144A No Opt. Call BB+ 211,267
325 5.000%, 7/15/29, 144A No Opt. Call BB+ 399,282
220 5.000%, 7/15/30, 144A No Opt. Call BB+ 274,710
815 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/23
No Opt. Call BBB+ 868,888
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/1/2025)
1/25 at 100.00 AA+ 1,990,160
2,225 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
2.750%, 12/01/34
12/28 at 100.00 AA 2,351,669
1,740 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-3,
0.875%, 12/01/23
6/22 at 100.00 AA 1,742,767
2,020 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
6/24 at 100.00 N/R 2,021,576
7,250 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Notes, Series 2021, 0.250%, 12/01/22
5/22 at 100.00 N/R 7,250,580
5,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 AA+ 4,972,650
1,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 AA+ 999,240
2,675 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 AA+ 2,649,079
7,385 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 N/R 7,429,236
6,280 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020E, 5.000%, 11/01/25
No Opt. Call Aa1 7,355,010
14,050 Massachusetts State, General Obligation Bonds, Refunding Series 2015A,
5.000%, 7/01/23
No Opt. Call Aa1 15,048,955
40,525 Massachusetts State, General Obligation Bonds, Refunding Series 2020A,
5.000%, 6/01/44, (Mandatory Put 6/1/2023)
No Opt. Call Aa1 43,233,691
23,930 Massachusetts State, General Obligation Bonds, Refunding Series 2021A,
5.000%, 9/01/24
No Opt. Call N/R 26,884,637
12,000 Massachusetts State, General Obligation Bonds, Refunding Series 2021B,
5.000%, 11/01/24
No Opt. Call N/R 13,565,400
12,332 North Middlesex Regional School District, Middlesex County,
Massachusetts, General Obligation Bonds, Bond Anticipation Notes
Series 2021, 2.000%, 2/04/22
No Opt. Call N/R 12,352,762
5,290 University of Massachusetts Building Authority, Revenue Bonds,
Refunding Senior Series 2021-1, 5.000%, 11/01/25
No Opt. Call Aa2 6,202,155
10,850 Weymouth, Massachusetts, General Obligation Bonds, Bond Anticipation
Bond Series 2021, 1.500%, 8/26/22
No Opt. Call N/R 10,945,557
228,922 Total Massachusetts 247,005,039

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan - 2.2%
$ 1,000 Birmingham Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2020,
4.000%, 5/01/23
No Opt. Call Aa2 $ 1,050,220
14,355 Michigan Finance Authority, State Aid Revenue Notes, Series 2020A-1,
3.000%, 7/20/22
No Opt. Call N/R 14,575,923
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
1,100 4.000%, 6/01/22 No Opt. Call A 1,116,533
2,000 4.000%, 6/01/23 No Opt. Call A 2,102,940
2,200 5.000%, 6/01/25 No Opt. Call A 2,529,120
2,500 5.000%, 6/01/27 No Opt. Call A 3,041,025
2,450 5.000%, 6/01/29 No Opt. Call A 3,112,994
15,240 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47,
(Mandatory Put 6/1/2023)
No Opt. Call AA+ 16,037,814
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 AA 7,377,548
4,240 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
10/22 at 100.00 AA 4,231,054
Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C:
3,505 3.550%, 6/01/29 12/27 at 100.00 AA+ 3,879,685
3,825 3.650%, 6/01/30 12/27 at 100.00 AA+ 4,211,248
3,810 3.700%, 12/01/30 12/27 at 100.00 AA+ 4,197,363
1,805 3.350%, 12/01/34 6/28 at 100.00 AA+ 1,937,613
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 AA+ 5,514,758
9,770 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 AA+ 10,294,649
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 AA+ 15,194,155
6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 AA+ 5,918,760
12,225 Michigan State, Grant Anticipation Bonds, Refunding Federal Highway
Series 2016, 5.000%, 3/15/25
No Opt. Call N/R 13,958,750
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program Series 2020B:
17,230 5.000%, 11/15/28 No Opt. Call AA+ 21,915,526
28,335 5.000%, 11/15/29 No Opt. Call AA+ 36,849,101
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
1,305 5.000%, 11/15/22 No Opt. Call AA+ 1,359,588
5,250 5.000%, 11/15/23 No Opt. Call AA+ 5,705,280
5,000 5.000%, 11/15/24 No Opt. Call AA+ 5,646,850
610 5.000%, 11/15/25 No Opt. Call AA+ 713,566
2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/1/2026)
No Opt. Call Ba2 2,549,877
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc.,
Series 2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/1/2024)
No Opt. Call A- 1,201,614

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 2,525 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding Series
2014D, 5.000%, 9/01/22
No Opt. Call A+ $ 2,604,386
176,570 Total Michigan 198,827,940
Minnesota - 1.2%
13,040 Minneapolis, Minnesota, General Obligation Bonds, Series 2021, 4.000%,
12/01/25
No Opt. Call N/R 14,805,877
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2014A:
1,830 5.000%, 1/01/24 No Opt. Call A+ 1,995,505
10 5.000%, 1/01/25 1/24 at 100.00 A+ 10,913
1,335 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 AA+ 1,378,628
2,405 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 AA+ 2,467,217
4,405 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 AA+ 4,426,805
5,835 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 AA+ 5,855,014
5,150 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 AA+ 5,146,189
8,510 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 N/R 8,519,787
2,000 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2021B, 0.300%, 8/01/22
4/22 at 100.00 N/R 2,000,180
28,320 Minnesota State, General Obligation Bonds, Refunding State Trunk
Highway Series 2020E, 2.000%, 8/01/22
No Opt. Call AAA 28,628,971
26,940 Minnesota State, General Obligation Bonds, Refunding Various Purpose
Series 2015D, 5.000%, 8/01/23
No Opt. Call AAA 28,966,427
900 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/23
No Opt. Call A- 941,373
2,890 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Refunding Series 2014B, 5.000%, 5/01/22
No Opt. Call AA- 2,934,390
103,570 Total Minnesota 108,077,276
Mississippi - 0.4%
1,000 Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control
Refunding Revenue Bonds (Weyerhaeuser Company Project), Series
1992A, 6.800%, 4/01/22
No Opt. Call BBB 1,015,310
6,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A- 7,210,927
7,670 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2019, 2.500%, 4/01/22
1/22 at 100.00 BBB+ 7,703,901
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 Aaa 1,039,180
525 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 Aaa 522,743
9,750 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%,
9/01/44, (Mandatory Put 9/1/2025)
3/25 at 100.00 BBB+ 10,998,195

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi (continued)
$ 3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call BBB+ $ 4,090,762
3,395 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40,
(Mandatory Put 3/1/2027)
12/26 at 100.00 AA 4,003,384
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
350 5.000%, 10/15/22 No Opt. Call A+ 362,540
250 5.000%, 10/15/23 No Opt. Call A+ 269,783
205 5.000%, 10/15/24 No Opt. Call A+ 229,645
1,220 5.000%, 10/15/25 No Opt. Call A+ 1,413,712
35,910 Total Mississippi 38,860,082
Missouri - 1.0%
Branson Industrial Development Authority, Missouri,
Tax Increment Revenue Bonds, Branson Shoppes
Redevelopment Project, Refunding Series 2017A:
765 4.000%, 11/01/22 No Opt. Call N/R 776,176
755 4.000%, 11/01/23 No Opt. Call N/R 777,016
Jackson County Reorganized School District R-7, Lees
Summit, Missouri, General Obligation Bonds, Refunding &
School Building Series 2020:
7,665 4.000%, 3/01/29 No Opt. Call AA+ 9,299,101
7,520 4.000%, 3/01/30 3/29 at 100.00 AA+ 9,068,669
24,750 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Market-
Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22
1/22 at 100.00 A 24,773,018
5,035 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 5,424,759
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A 11,853,600
5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A 5,550,494
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Saint Louis College
of Pharmacy, Series 2013:
2,545 4.000%, 5/01/22 No Opt. Call BBB 2,572,893
1,320 5.000%, 5/01/23 No Opt. Call BBB 1,394,659
855 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.500%, 11/01/34
5/29 at 100.00 AA+ 888,148
1,150 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 1.950%, 11/01/36
5/30 at 100.00 AA+ 1,151,231
2,000 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 1.800%, 11/01/36
5/30 at 100.00 AA+ 1,942,380
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding
Series 2014A:
2,420 5.000%, 1/01/25 No Opt. Call A 2,729,929
5,050 5.000%, 1/01/26 1/25 at 100.00 A 5,697,208

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2020:
$ 1,980 4.000%, 3/01/30 3/28 at 100.00 AA $ 2,335,133
1,480 4.000%, 3/01/31 3/28 at 100.00 AA 1,737,076
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St.
Louis International Airport, Refunding Series 2015:
1,000 5.000%, 7/01/22 No Opt. Call A2 1,023,650
1,085 5.000%, 7/01/23 No Opt. Call A2 1,161,124
83,570 Total Missouri 90,156,264
Montana - 0.4%
31,220 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2016,
2.000%, 8/01/23
No Opt. Call A 31,962,099
Lewis and Clark County School District 9 East Helena,
Montana, General Obligation Bonds, School Building
Series 2018:
1,000 5.000%, 7/01/27 No Opt. Call A+ 1,219,170
1,055 5.000%, 7/01/28 No Opt. Call A+ 1,314,625
1,335 5.000%, 7/01/29 7/28 at 100.00 A+ 1,658,164
770 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021A-1, 1.850%, 12/01/36
6/30 at 100.00 AA+ 764,433
500 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021B, 1.850%, 12/01/36
12/30 at 100.00 AA+ 491,265
35,880 Total Montana 37,409,756
National - 0.0%
2,777 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call AA+ 3,205,488
Nebraska - 0.6%
8,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/1/2024)
10/23 at 100.43 A2 8,621,680
815 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/2025)
8/25 at 100.00 AA- 939,654
1,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/22
No Opt. Call A 1,039,120
Douglas County School District 17 Millard, Nebraska,
General Obligation Bonds, Series 2020:
1,275 5.000%, 12/15/28 No Opt. Call AA 1,627,933
1,520 5.000%, 12/15/29 No Opt. Call AA 1,981,503
1,590 5.000%, 12/15/30 No Opt. Call AA 2,115,924
1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 AA+ 1,996,388
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 AA+ 8,930,492
2,430 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 AA+ 2,420,936
3,405 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 AA+ 3,422,195
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Variable Demand Series 2021B, 0.110%, 9/01/50, (AMT),
(Mandatory Put 1/7/2022)
12/21 at 100.00 AA+ 10,000,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 1,500 Nebraska Public Power District, General Revenue Bonds, Series 2021A.
Forward Delivery, 5.000%, 1/01/23
No Opt. Call A+ $ 1,571,265
Omaha, Nebraska, General Obligation Bonds, Various
Purpose and Refunding Bonds, Series 2021:
1,170 5.000%, 4/15/24 No Opt. Call N/R 1,293,212
825 5.000%, 4/15/25 No Opt. Call N/R 947,092
750 5.000%, 4/15/26 No Opt. Call N/R 889,665
1,645 Papio-Missouri River Natural Resources District, Nebraska, Flood
Protection and Water Quality Enhancement Revenue Bonds, Series
2017, 5.000%, 12/15/22, (Pre-refunded 6/15/22)
6/22 at 100.00 AA (4) 1,680,779
6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand
Series 2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/1/2025)
No Opt. Call A 6,499,730
52,910 Total Nebraska 55,977,568
Nevada - 1.3%
Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2020A:
1,000 3.000%, 6/15/22 No Opt. Call A+ 1,012,760
1,000 3.000%, 6/15/24 - AGM Insured No Opt. Call AA 1,062,670
Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2021B:
7,110 5.000%, 6/15/24 No Opt. Call N/R 7,882,928
7,465 5.000%, 6/15/25 No Opt. Call N/R 8,579,002
7,850 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Various Purpose Medium-Term Series 2021C, 5.000%, 6/15/25
No Opt. Call N/R 9,021,456
Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B:
1,500 5.000%, 7/01/22, (AMT) No Opt. Call A1 1,535,250
1,925 5.000%, 7/01/23, (AMT) No Opt. Call A1 2,055,861
2,000 5.000%, 7/01/24, (AMT) No Opt. Call A1 2,215,900
3,100 5.000%, 7/01/25, (AMT) No Opt. Call A1 3,556,382
Clark County, Nevada, Highway Revenue Bonds, Indexed
Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
2,730 5.000%, 7/01/22 No Opt. Call AA- 2,795,383
3,355 5.000%, 7/01/23 No Opt. Call AA- 3,590,924
3,520 5.000%, 7/01/24 No Opt. Call AA- 3,923,216
3,700 5.000%, 7/01/25 No Opt. Call AA- 4,272,464
1,860 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power
Company Project, Refunding Series 2017, 1.650%, 1/01/36, (Mandatory
Put 3/31/2023)
No Opt. Call A+ 1,888,235
3,620 Director of Nevada State Department of Business and Industry, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.250%,
1/01/50, (AMT), (Mandatory Put 2/1/2022), 144A
2/22 at 100.00 Aaa 3,620,109
Las Vegas Convention and Visitors Authority, Nevada,
Revenue Bonds, Refunding Series 2017B:
830 5.000%, 7/01/23 No Opt. Call Aa3 886,681
910 5.000%, 7/01/25 No Opt. Call Aa3 1,045,672
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Limited Tax Refunding Series 2021C:
6,500 5.000%, 6/01/24 No Opt. Call Aa1 7,219,290
13,660 5.000%, 6/01/25 No Opt. Call Aa1 15,747,931

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Limited Tax Refunding Water Series
2021A:
$ 2,935 5.000%, 6/01/22 No Opt. Call Aa1 $ 2,993,407
13,020 5.000%, 6/01/24 No Opt. Call Aa1 14,460,793
Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A:
1,970 1.850%, 10/01/33 10/30 at 100.00 AA+ 1,962,533
1,970 2.000%, 10/01/36 10/30 at 100.00 AA+ 1,968,503
3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 N/R 3,019,980
11,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Senior Lien Series 2021D, 0.250%, 12/01/22
4/22 at 100.00 N/R 11,000,660
145 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.500%,
6/15/24, 144A
No Opt. Call Ba2 147,182
107,675 Total Nevada 117,465,172
New Hampshire - 0.2%
13,100 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%,
10/01/33, (Mandatory Put 10/2/2023)
No Opt. Call A 13,537,933
2,710 New Hampshire State, General Obligation Bonds, Capital Improvement
Series 2020C, 5.000%, 12/01/26
No Opt. Call Aa1 3,286,363
15,810 Total New Hampshire 16,824,296
New Jersey - 6.2%
13,526 Avalon Borough, New Jersey, General Obligation Bonds, Bond
Anticipation Notes Series 2021, 0.750%, 2/11/22
No Opt. Call N/R 13,534,128
8,515 Bergen County Improvement Authority, New Jersey, County Guaranteed
Project Note, Bergen New Bridge Medical Center Project, Series 2020,
3.000%, 8/15/22
No Opt. Call N/R 8,658,393
10,000 Berkeley Township, New Jersey, General Obligation Bonds, Anticipation
Notes, Series 2021B, 1.000%, 8/30/22
No Opt. Call N/R 10,056,200
30,750 Burlington County Bridge Commission, New Jersey, Governmental
Leasing Program Revenue Bonds, County Guaranteed, Series 2021A,
1.000%, 4/14/22
No Opt. Call N/R 30,824,415
5,900 Burlington County Bridge Commission, New Jersey, Governmental
Leasing Program Revenue Bonds, Series 2021C, 2.000%, 11/10/22
No Opt. Call N/R 5,992,217
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,810 5.000%, 1/01/23 No Opt. Call A+ 9,229,444
6,675 5.000%, 1/01/24 No Opt. Call A+ 7,287,098
Delran Township, New Jersey, General Obligation Bonds,
Series 2019:
1,000 2.000%, 10/15/27 No Opt. Call AA 1,055,560
1,000 2.000%, 10/15/28 No Opt. Call AA 1,052,200
1,000 2.000%, 10/15/29 No Opt. Call AA 1,043,680
26,550 Essex County, New Jersey, General Obligation Bonds, Bond Antiipation
Notes, Series 2021, 1.000%, 8/30/22
No Opt. Call N/R 26,701,070
1,150 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT)
No Opt. Call BBB- 1,229,293

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
$ 3,640 2.000%, 2/01/26 - BAM Insured No Opt. Call AA $ 3,759,101
3,975 2.000%, 2/01/27 - BAM Insured No Opt. Call AA 4,113,847
10,425 Hudson County Improvement Authority, County Guaranteed Pooled
Notes, Series 2021C-1, 1.000%, 8/16/22
No Opt. Call N/R 10,478,897
Hudson County Improvement Authority, New Jersey,
County Secured Lease Revenue Bonds, Hudson County
Courthouse Project, Series 2020:
535 4.000%, 10/01/25 No Opt. Call AA 602,217
755 5.000%, 10/01/26 No Opt. Call AA 905,034
20,000 Mercer County, New Jersey, General Obligation Bonds, Bond
Anticipation Series 2021A, 1.000%, 6/08/22
No Opt. Call N/R 20,071,800
850 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2020, 4.000%, 12/01/22
No Opt. Call AAA 879,733
16,508 Montgomery Township, New Jersey, General Obligation Bonds, Bond
Anticipation Note Series 2021, 1.500%, 8/19/22
No Opt. Call N/R 16,649,399
New Jersey Economic Development Authority, Cigarette
Tax Revenue Refunding Bonds, Series 2012:
1,475 5.000%, 6/15/22 No Opt. Call BBB 1,506,064
520 5.000%, 6/15/22 No Opt. Call AA 531,190
6,565 5.000%, 6/15/23 6/22 at 100.00 BBB 6,700,108
4,970 5.000%, 6/15/24 6/22 at 100.00 BBB 5,070,792
8,620 5.000%, 6/15/25 6/22 at 100.00 BBB 8,793,434
6,000 5.000%, 6/15/26 6/22 at 100.00 BBB 6,120,000
795 4.250%, 6/15/27 6/22 at 100.00 BBB 807,950
10,065 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/29
No Opt. Call Baa1 12,797,849
5,730 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 6,054,719
10,545 New Jersey Economic Development Authority, Revenue Bonds,
Municipal Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call BBB 12,079,087
17,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22
No Opt. Call Baa1 17,359,550
3,145 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/26
No Opt. Call Baa1 3,715,031
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
245 5.000%, 6/15/23 No Opt. Call Baa1 261,143
300 5.000%, 6/15/24 No Opt. Call Baa1 332,016
575 5.000%, 6/15/25 No Opt. Call Baa1 658,444
2,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2012II,
5.000%, 3/01/25
3/22 at 100.00 Baa1 2,014,740
7,330 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/30
6/24 at 100.00 Baa1 8,106,687
2,715 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/1/2023)
No Opt. Call A+ 2,735,390
2,500 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020C, 1.150%, 6/01/23, (AMT)
No Opt. Call A+ 2,523,725

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 6,150 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call A+ $ 6,150,676
5,340 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%,
7/01/43, (Mandatory Put 7/1/2024)
4/24 at 100.87 AA- 5,935,410
4,830 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-2, 5.000%,
7/01/42, (Mandatory Put 7/1/2025)
4/25 at 100.85 AA- 5,562,276
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2021B:
3,500 0.650%, 5/01/24 No Opt. Call N/R 3,499,790
6,335 0.750%, 11/01/24 No Opt. Call N/R 6,334,113
New Jersey Infrastructure Bank, Environmental
Infrastructure Bonds, Green Series 2021A-1:
3,785 5.000%, 9/01/22 No Opt. Call AAA 3,906,044
3,955 5.000%, 9/01/23 No Opt. Call AAA 4,264,756
4,125 5.000%, 9/01/24 No Opt. Call AAA 4,628,456
4,295 5.000%, 9/01/25 No Opt. Call AAA 4,996,374
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
8,035 4.000%, 6/01/23 No Opt. Call A3 8,439,321
10,115 5.000%, 6/01/24 No Opt. Call A3 11,198,215
15,120 5.000%, 6/01/25 No Opt. Call A3 17,336,895
11,420 5.000%, 6/01/26 No Opt. Call A3 13,508,832
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
14,880 3.000%, 6/15/22 No Opt. Call A+ 15,062,429
1,885 5.000%, 6/15/22 No Opt. Call A+ 1,924,962
4,370 5.000%, 6/15/24 No Opt. Call A+ 4,839,425
5,170 5.000%, 6/15/28 6/26 at 100.00 A+ 6,076,663
2,715 5.000%, 6/15/29 6/26 at 100.00 A+ 3,185,129
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019A:
5,660 5.000%, 12/15/24 No Opt. Call Baa1 6,386,404
5,185 5.000%, 12/15/25 No Opt. Call Baa1 6,032,955
9,780 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 Baa1 12,083,972
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2021A:
3,010 5.000%, 6/15/26 No Opt. Call Baa1 3,555,563
2,500 5.000%, 6/15/27 No Opt. Call Baa1 3,035,025
365 New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%,
1/01/43, (Pre-refunded 7/01/22)
7/22 at 100.00 N/R (4) 373,771
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
150 5.000%, 7/15/22 No Opt. Call BBB+ 153,818
350 5.000%, 7/15/23 No Opt. Call BBB+ 374,776
500 5.000%, 7/15/24 No Opt. Call BBB+ 553,830
7,000 Newark, New Jersey, General Obligation Bonds, Capital Improvement
Bond Anticipation Notes, Series 2021E, 1.250%, 10/03/22
No Opt. Call N/R 7,051,590
1,700 Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds,
Series 2010G, 5.750%, 12/01/22
No Opt. Call A2 1,783,096

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 2,150 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Chambers Project, Refunding Series
2014A, 5.000%, 12/01/23, (AMT)
No Opt. Call BBB $ 2,258,209
15,110 Somerset County, New Jersey, General Obligation Bonds, Bond
Anticpation Notes Series 2021, 1.000%, 9/07/22
No Opt. Call N/R 15,193,407
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,460 5.000%, 6/01/22 No Opt. Call A 2,506,592
1,410 5.000%, 6/01/23 No Opt. Call A 1,500,508
8,805 5.000%, 6/01/24 No Opt. Call A 9,751,009
6,065 5.000%, 6/01/25 No Opt. Call A 6,948,671
10,025 5.000%, 6/01/26 No Opt. Call A 11,836,116
6,135 5.000%, 6/01/29 6/28 at 100.00 A 7,568,750
3,900 5.000%, 6/01/31 6/28 at 100.00 A- 4,760,691
2,005 4.000%, 6/01/37 6/28 at 100.00 A- 2,287,023
4,930 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27
No Opt. Call BBB 4,990,984
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 AA- 7,102,406
26,062 Toms River, Ocean County, New Jersey, General Obligation Bonds, BAN
Series 2021, 1.000%, 6/15/22
No Opt. Call N/R 26,169,115
Union County, New Jersey, General Obligation Bonds,
Refunding Series 2017:
6,695 3.000%, 3/01/28 9/25 at 100.00 Aaa 7,216,809
6,105 3.000%, 3/01/29 9/25 at 100.00 Aaa 6,557,075
523,536 Total New Jersey 557,173,576
New Mexico - 0.4%
5,250 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010A, 0.875%, 6/01/40, (Mandatory Put 10/1/2026)
No Opt. Call N/R 5,232,517
4,025 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010B, 2.125%, 6/01/40, (Mandatory Put 6/1/2022)
No Opt. Call BBB 4,052,249
1,940 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 Aaa 2,046,545
1,990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 Aaa 1,996,846
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 Aaa 977,455
6,255 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%,
11/01/39, (Mandatory Put 5/1/2025)
2/25 at 100.73 Aa2 7,101,301
San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A:
1,510 5.000%, 6/15/22 No Opt. Call A+ 1,541,936
1,565 5.000%, 6/15/23 No Opt. Call A+ 1,667,179
1,625 5.000%, 6/15/24 No Opt. Call A+ 1,799,558
1,690 5.000%, 6/15/25 No Opt. Call A+ 1,939,072
1,760 5.000%, 6/15/26 6/25 at 100.00 A+ 2,012,261
750 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2019B-2, 2.250%, 5/15/24
1/22 at 100.00 BB+ 750,593

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 1,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, TEMPS 85 Series 2019B-1, 2.625%,
5/15/25
1/22 at 100.00 BB+ $ 1,001,020
30,345 Total New Mexico 32,118,532
New York - 9.2%
27,235 Binghamton, New York, General Obligation Bonds, Anticipation Notes,
Various Improvements Series 2021, 1.000%, 4/15/22
No Opt. Call N/R 27,297,347
31,510 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 5.000%, 3/15/27
No Opt. Call AA+ 38,526,017
1,725 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call BBB- 2,093,891
500 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48, (Mandatory Put
5/1/2026)
11/25 at 100.00 A- 579,805
500 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Hospitals Center, Series 2014, 5.000%, 7/01/23
No Opt. Call A 534,380
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated Group,
Series 2017:
1,000 5.000%, 12/01/22, 144A No Opt. Call BBB- 1,041,890
2,000 5.000%, 12/01/23, 144A No Opt. Call BBB- 2,168,140
Dormitory Authority of the State of New York, Revenue
Bonds, Rochester Institute of Technology, Series
2020A.  Forward Delivery:
1,780 5.000%, 7/01/22 No Opt. Call A1 1,822,631
1,000 5.000%, 7/01/24 No Opt. Call A1 1,112,700
1,000 5.000%, 7/01/25 No Opt. Call A1 1,153,970
8,470 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 5.000%, 2/15/27
No Opt. Call AA+ 10,331,283
18,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020A. Bidding Group 1 thru
5, 5.000%, 3/15/25, (ETM)
No Opt. Call AA+ (4) 20,629,620
3,160 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/26
No Opt. Call AA+ 3,747,792
10,000 Evans-Brant Central School District, Erie County, New York, General
Oligation Bonds, Series 2021C, 1.500%, 6/24/22
No Opt. Call N/R 10,066,700
24,337 Guilderland Central School District, Albany County, New York, General
Obligation Bonds,  Series 2021, 1.250%, 7/29/22
No Opt. Call N/R 24,490,989
Islip, Suffolk County, New York, General Obligation Bonds,
Refunding Series 2021C:
1,120 4.000%, 10/15/22 No Opt. Call Aaa 1,153,745
1,165 4.000%, 10/15/23 No Opt. Call Aaa 1,242,589
1,210 4.000%, 10/15/24 No Opt. Call Aaa 1,331,702
1,255 4.000%, 10/15/25 No Opt. Call Aaa 1,421,639
17,107 Lake Placid Central School District, Essex County, New York, General
Obligation Bonds, Anticipation Notes Series 2021, 1.500%, 6/24/22
No Opt. Call N/R 17,213,386
11,865 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A 11,921,477
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
700 0.000%, 6/01/22 - AGM Insured No Opt. Call AA 698,677
1,350 0.010%, 6/01/23 - AGM Insured No Opt. Call AA 1,338,606

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,045 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2020A, 5.000%, 9/01/25
No Opt. Call A $ 1,216,067
14,575 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Bond Anticipation Series 2019A, 5.000%, 3/01/22
No Opt. Call N/R 14,686,062
5,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2,
5.000%, 11/15/32
11/26 at 100.00 AA 5,962,800
16,140 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22
No Opt. Call N/R 16,421,966
32,290 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22
No Opt. Call N/R 33,297,771
5,260 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22
No Opt. Call N/R 5,474,766
12,720 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23
No Opt. Call N/R 13,359,053
43,715 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22
No Opt. Call N/R 43,840,025
565 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call A3 634,924
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E:
1,500 5.000%, 11/15/30 No Opt. Call A3 1,927,665
2,250 5.000%, 11/15/32 11/30 at 100.00 A3 2,841,863
7,735 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2012F, 5.000%, 11/15/30
11/22 at 100.00 A3 8,024,366
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2012D:
1,055 5.000%, 11/15/26 11/22 at 100.00 A3 1,095,797
2,430 5.000%, 11/15/29 11/22 at 100.00 A3 2,522,194
6,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2005D-1, 0.364%,
11/01/35, (Mandatory Put 4/1/2024) (SOFR*0.67% reference rate +
0.330% spread) (5)
1/24 at 100.00 A3 6,418,976
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
2,010 5.000%, 7/01/23 No Opt. Call A- 2,148,207
1,075 5.000%, 7/01/24 No Opt. Call A- 1,190,767
685 5.000%, 7/01/25 7/24 at 100.00 A- 760,028
1,000 5.000%, 7/01/26 7/24 at 100.00 A- 1,107,160
1,500 5.000%, 7/01/27 7/24 at 100.00 A- 1,659,570
19,330 Nassau County, New York, General Obligation Bonds, Revenue
Anticipation Note Series 2021B, 2.000%, 1/07/22
No Opt. Call N/R 19,333,866
10,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Bond
2021K-2, 0.900%, 11/01/60, (Mandatory Put 1/1/2026)
10/24 at 100.00 N/R 9,997,700
5,530 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.000%, 11/01/35
5/28 at 100.00 AA+ 5,441,797
2,150 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-2, 0.700%, 5/01/60, (Mandatory Put 11/1/2024)
11/22 at 100.00 AA+ 2,153,440

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 34,540 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A,
2.350%, 7/01/22
1/22 at 100.00 AA+ $ 34,686,795
13,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2018L-2,
2.750%, 5/01/50, (Mandatory Put 12/29/2023)
12/22 at 100.00 AA+ 13,278,590
New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A:
3,730 3.450%, 11/01/34 2/27 at 100.00 AA+ 4,033,734
2,865 1.125%, 5/01/60, (Mandatory Put 11/1/2024) 5/22 at 100.00 AA+ 2,870,730
3,430 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B,
2.550%, 11/01/34
5/27 at 100.00 AA+ 3,530,876
1,180 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning
Disabilities Inc., Short Term Auction Rate Series 1999, 2.250%, 10/01/29
- AGM Insured
No Opt. Call AA 1,198,030
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
1,000 5.000%, 1/01/24 - AGM Insured No Opt. Call AA 1,090,650
1,000 5.000%, 1/01/25 - AGM Insured No Opt. Call AA 1,131,570
1,000 5.000%, 1/01/26 - AGM Insured No Opt. Call AA 1,168,290
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2021
Subseries A:
25,015 5.000%, 11/01/23 No Opt. Call AAA 27,170,292
5,870 5.000%, 11/01/24 No Opt. Call AAA 6,623,297
8,075 5.000%, 11/01/26 No Opt. Call AAA 9,746,121
13,340 5.000%, 11/01/27 No Opt. Call AAA 16,545,069
6,820 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries A-1, 5.000%,
11/01/25
No Opt. Call AAA 7,970,466
13,675 New York City, New York, General Obligation Bonds, Fiscal 2008 Series
J-4, 5.000%, 8/01/24
No Opt. Call Aa2 15,290,975
New York City, New York, General Obligation Bonds, Fiscal
2021 Series A-1:
5,135 5.000%, 8/01/24 No Opt. Call AA 5,741,803
690 5.000%, 8/01/25 No Opt. Call AA 800,110
10,175 5.000%, 8/01/26 No Opt. Call AA 12,182,120
12,635 5.000%, 8/01/27 No Opt. Call AA 15,552,801
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation,
Series 2004A, 2.875%, 5/15/32, (Mandatory Put 7/1/2025)
No Opt. Call A 5,352,400
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation,
Series 2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/1/2025)
No Opt. Call A 48,364,650
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/Green
Bond Series 2018I:
3,550 2.550%, 11/01/22 9/20 at 100.00 Aa2 3,615,782
5,250 2.650%, 5/01/23 4/21 at 100.00 Aa2 5,398,680
3,000 2.700%, 11/01/23 8/22 at 100.00 Aa2 3,113,370

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 6,790 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
7/22 at 100.00 Aa2 $ 6,799,167
15,690 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
1/22 at 100.00 Aa2 15,690,157
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Green Series 2021J-2:
5,500 1.000%, 11/01/61, (Mandatory Put 11/1/2026) 9/23 at 100.00 N/R 5,501,100
5,000 1.100%, 11/01/61, (Mandatory Put 5/1/2027) 6/24 at 100.00 N/R 5,001,300
8,065 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 Aa2 8,848,031
5,000 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 Aa2 4,979,800
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Series 2019E:
1,805 1.950%, 5/01/22 1/22 at 100.00 Aa2 1,806,462
2,250 2.100%, 5/01/23 1/22 at 100.00 Aa2 2,251,890
9,485 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 Aa1 9,894,562
2,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.000%, 10/01/35
10/29 at 100.00 Aa1 2,390,688
3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.100%, 10/01/35
10/29 at 100.00 Aa1 3,464,290
New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231:
3,425 2.000%, 10/01/33 4/30 at 100.00 Aa1 3,408,560
9,990 2.200%, 10/01/36 4/30 at 100.00 Aa1 10,045,544
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 N/R 4,674,614
25,155 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2021A, 5.000%, 3/15/26
No Opt. Call N/R 29,857,224
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call Baa3 3,528,485
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Six Series 2021:
3,250 5.000%, 10/15/22, (AMT) No Opt. Call Aa3 3,369,860
3,200 5.000%, 10/15/23, (AMT) No Opt. Call Aa3 3,459,168
4,285 5.000%, 10/15/24, (AMT) No Opt. Call Aa3 4,810,255
Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long
Island Obligated Group Project, Series 2014:
520 5.000%, 7/01/25 7/24 at 100.00 A- 576,956
500 5.000%, 7/01/27 7/24 at 100.00 A- 553,190
Suffolk Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Senior
Series 2021A-2:
1,170 5.000%, 6/01/24 No Opt. Call N/R 1,302,374
2,370 5.000%, 6/01/25 No Opt. Call N/R 2,735,691
2,220 5.000%, 6/01/26 No Opt. Call N/R 2,645,019
2,230 5.000%, 6/01/27 No Opt. Call N/R 2,732,084

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Subordinate Series 2021B-1, 0.450%,
6/01/31
No Opt. Call N/R $ 1,495,860
7,475 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Variable Rate
Series 2002F, 4.000%, 11/01/25
No Opt. Call N/R 8,450,338
6,545 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Series 2008B-2, 4.000%, 11/15/25
No Opt. Call N/R 7,406,387
2,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Variable Rate Demand Obligation Series 2005B-3 &
2005B-4, 0.414%, 1/01/32, (Mandatory Put 2/1/2024) (SOFR*0.67%
reference rate + 0.380% spread) (5)
11/23 at 100.00 AA- 2,504,450
1,200 Troy Capital Resource Corporation, New York,  Revenue Bonds,
Rensselaer Polytechnic Institute, Refunding Series 2020A. Forward
Delivery, 5.000%, 9/01/22
No Opt. Call A3 1,238,052
TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A:
2,600 5.000%, 6/01/22 No Opt. Call A 2,650,440
3,335 5.000%, 6/01/23 No Opt. Call A 3,555,210
1,925 5.000%, 6/01/26 No Opt. Call A 2,286,380
16,787 Victor Central School District, Ontario, Monroe & Wayne Counties, New
York, General Obligation Bonds, Anticipation Notes, Series 2021A,
1.500%, 7/29/22
No Opt. Call N/R 16,916,522
5,325 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R 5,358,335
Yonkers, New York, General Obligation Bonds, Series
2012C:
2,440 3.000%, 8/15/22 No Opt. Call A 2,480,919
2,510 3.000%, 8/15/23 No Opt. Call A 2,610,801
774,531 Total New York 827,173,172
North Carolina - 1.4%
7,540 Alamance County, North Carolina, General Obligation Bonds, Public
Improvement Series 2021, 5.000%, 5/01/24
No Opt. Call AA 8,348,740
5,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/2025)
No Opt. Call N/R 5,002,200
1,605 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/2025)
No Opt. Call BBB 1,649,571
Durham, North Carolina, Utility System Revenue Bonds,
Refunding Series 2021:
2,870 3.000%, 8/01/22 No Opt. Call AAA 2,916,953
3,935 4.000%, 8/01/23 No Opt. Call AAA 4,165,945
10,800 Mecklenburg County, North Carolina, General Obligation Bonds, School
Series 2021, 5.000%, 3/01/27
No Opt. Call AAA 13,211,640
925 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 AA+ 958,476
3,280 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 AA+ 3,452,627
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 AA+ 4,965,150

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
North Carolina Municipal Power Agency 1, Catawba
Electric Revenue Bonds, Refunding Series 2015A:
$ 3,080 5.000%, 1/01/26 No Opt. Call A $ 3,599,658
2,890 5.000%, 1/01/27 1/26 at 100.00 A 3,361,474
36,670 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/24
No Opt. Call AA+ 40,612,392
16,870 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%,
2/01/24
No Opt. Call BBB 18,397,747
13,655 Wake County, North Carolina, General Obligation Bonds, Refunding
Series 2016A, 5.000%, 3/01/23
No Opt. Call AAA 14,417,495
114,120 Total North Carolina 125,060,068
North Dakota - 0.7%
2,445 Bismarck, Burleigh County, North Dakota, General Obligation Bonds,
Refunding & Improvement Series 2020P, 4.000%, 5/01/24
No Opt. Call Aa1 2,648,913
8,450 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
11/22 at 100.00 Aa3 8,454,647
Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A:
1,085 5.000%, 5/01/23 No Opt. Call Aa2 1,153,084
1,140 5.000%, 5/01/24 No Opt. Call Aa2 1,263,405
1,200 5.000%, 5/01/25 No Opt. Call Aa2 1,381,500
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2017A:
820 5.000%, 12/01/22 No Opt. Call Baa2 854,735
920 5.000%, 12/01/23 No Opt. Call Baa2 999,368
1,655 5.000%, 12/01/25 No Opt. Call Baa2 1,922,829
2,380 5.000%, 12/01/26 No Opt. Call Baa2 2,842,839
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
1,425 5.000%, 12/01/27 No Opt. Call Baa2 1,738,913
2,000 5.000%, 12/01/28 No Opt. Call Baa2 2,486,060
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
200 3.000%, 5/01/23 No Opt. Call Baa2 206,344
200 3.000%, 5/01/25 No Opt. Call Baa2 213,694
225 4.000%, 5/01/27 No Opt. Call Baa2 256,788
500 3.000%, 5/01/28 5/27 at 100.00 Baa2 540,925
400 3.000%, 5/01/29 5/27 at 100.00 Baa2 428,796
430 3.000%, 5/01/30 5/27 at 100.00 Baa2 458,965
205 3.000%, 5/01/32 5/27 at 100.00 Baa2 216,449
1,600 Horace, Cass County, North Dakota, General Obligation Bonds,
Temporary Refunding Improvement Series 2021B, 0.600%, 10/01/23
10/22 at 100.00 N/R 1,598,784
North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C:
3,295 2.800%, 7/01/32 7/28 at 100.00 Aa1 3,521,795
1,295 3.000%, 7/01/34 7/28 at 100.00 Aa1 1,382,775
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 Aa1 2,625,050
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 Aa1 3,305,672
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa1 3,612,348

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 2,500 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 N/R $ 2,531,350
670 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 5.000%, 6/01/24 - AGM Insured
No Opt. Call AA 743,459
Williston, North Dakota, County-Wide Public Safety Sales
Tax Revenue Bonds, Series 2015A:
2,275 4.000%, 7/15/22 No Opt. Call BBB+ 2,310,058
2,365 5.000%, 7/15/23 7/22 at 100.00 BBB+ 2,420,057
2,485 5.000%, 7/15/24 7/22 at 100.00 BBB+ 2,541,608
5,485 5.000%, 7/15/25 7/22 at 100.00 BBB+ 5,607,645
57,000 Total North Dakota 60,268,855
Ohio - 3.4%
2,655 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Improvement &
Refunding Series 2012, 5.000%, 11/15/22
5/22 at 100.00 AA- 2,700,799
20,035 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017B, 5.000%, 8/01/47, (Mandatory Put 5/5/2022)
No Opt. Call AA- 20,345,743
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
5,330 5.000%, 6/01/27 No Opt. Call A 6,463,904
11,475 5.000%, 6/01/28 No Opt. Call A 14,232,098
15,870 5.000%, 6/01/29 No Opt. Call A 20,090,627
7,680 5.000%, 6/01/30 No Opt. Call A 9,902,208
6,205 5.000%, 6/01/31 6/30 at 100.00 A- 7,949,039
6,740 5.000%, 6/01/32 6/30 at 100.00 A- 8,596,331
3,240 5.000%, 6/01/33 6/30 at 100.00 A- 4,118,105
6,265 5.000%, 6/01/34 6/30 at 100.00 A- 7,938,632
13,740 5.000%, 6/01/35 6/30 at 100.00 A- 17,353,208
2,745 5.000%, 6/01/36 6/30 at 100.00 A- 3,452,139
2,000 4.000%, 6/01/37 6/30 at 100.00 A- 2,341,680
1,000 4.000%, 6/01/38 6/30 at 100.00 A- 1,167,190
1,015 4.000%, 6/01/39 6/30 at 100.00 A- 1,180,760
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017:
1,000 5.000%, 12/01/22 No Opt. Call A- 1,042,080
1,225 5.000%, 12/01/24 No Opt. Call A- 1,374,034
1,000 5.000%, 12/01/25 No Opt. Call A- 1,157,640
1,015 Cleveland, Ohio, Water Revenue Bonds, Series 2020FF, 5.000%, 1/01/28 No Opt. Call AA+ 1,262,893
5,290 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA 6,707,032
Cuyahoga Falls City School District, Summit County, Ohio,
General Obligation Bonds, School Improvement Series
2021:
1,000 3.000%, 12/01/22 - BAM Insured No Opt. Call AA 1,025,720
875 3.000%, 12/01/23 - BAM Insured No Opt. Call AA 919,677
1,000 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/23, (ETM)
No Opt. Call Aa1 (4) 1,089,680
Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Refunding
Series 2014S:
360 5.000%, 5/15/22 No Opt. Call AA 366,350
1,065 5.000%, 5/15/23 No Opt. Call AA 1,134,023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Indian Hill Exempted Village School District, Hamilton
County, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2021:
$ 1,660 4.000%, 12/01/22 No Opt. Call Aaa $ 1,717,751
1,725 4.000%, 12/01/23 No Opt. Call Aaa 1,847,233
1,435 4.000%, 12/01/24 No Opt. Call Aaa 1,585,460
1,000 4.000%, 12/01/25 No Opt. Call Aaa 1,135,420
910 4.000%, 12/01/26 No Opt. Call Aaa 1,057,666
1,700 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/23
No Opt. Call AA+ 1,780,410
5,120 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 6,400
4,385 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 5,481
35,230 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750%, 12/01/23 (7)
No Opt. Call N/R 44,038
1,015 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R 1,269
35 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2005B, 3.125%, 1/01/34 (7)
No Opt. Call N/R 44
2,525 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008B, 3.625%, 10/01/33 (7)
No Opt. Call N/R 3,156
10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 11,029,795
13,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005B,
2.100%, 7/01/28, (AMT), (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 14,434,484
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005D,
2.100%, 10/01/28, (AMT), (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 1,034,850
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007A,
2.500%, 8/01/40, (AMT), (Mandatory Put 10/1/2029)
No Opt. Call BBB+ 17,263,103
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/1/2029)
No Opt. Call BBB+ 10,982,300
2,240 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014A,
2.400%, 12/01/38, (Mandatory Put 10/1/2029)
10/24 at 100.00 BBB+ 2,350,790
10,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014B,
2.600%, 6/01/41, (AMT), (Mandatory Put 10/1/2029)
10/24 at 100.00 BBB+ 11,423,308
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014C,
2.100%, 12/01/27, (AMT), (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 1,034,500
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014D,
1.900%, 5/01/26, (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 6,795,954

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 795 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R $ 880,160
1,680 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 Aaa 1,742,278
3,175 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 Aaa 3,381,470
1,940 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 Aaa 2,013,448
4,050 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 Aaa 4,063,325
3,000 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 N/R 3,043,530
Ohio State, Capital Facilities Lease Appropriation Bonds,
Mental Health Facilities Improvement Fund Project, Series
2021A:
2,650 5.000%, 2/01/24 No Opt. Call AA 2,902,121
2,770 5.000%, 2/01/25 No Opt. Call AA 3,151,900
26,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2018D, 5.000%, 1/15/39, (Mandatory Put 9/15/2023)
No Opt. Call A 27,998,360
Ohio State, Major New State Infrastructure Project Revenue
Bonds, Series 2021-1A:
2,500 5.000%, 12/15/22 No Opt. Call AA 2,614,025
1,215 5.000%, 12/15/23 No Opt. Call AA 1,325,055
1,860 5.000%, 12/15/24 No Opt. Call AA 2,111,286
3,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R 4,144
5,380 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R 6,725
1,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 1,469
7,135 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R 8,919
120 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 150
2,245 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R 2,806
Ohio Water Development Authority, Water Pollution
Control Loan Fund Revenue Bonds, Series 2020B:
1,675 5.000%, 6/01/25 No Opt. Call AAA 1,932,263
7,410 5.000%, 12/01/26 No Opt. Call AAA 8,977,956
Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding
Series 2021A:
5,135 4.000%, 12/01/25 No Opt. Call N/R 5,826,068
4,905 4.000%, 12/01/26 No Opt. Call N/R 5,703,534
338,755 Total Ohio 307,135,996

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 2.9%
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020:
$ 760 4.000%, 12/01/22 No Opt. Call A $ 785,239
665 4.000%, 12/01/24 No Opt. Call A 729,033
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020:
655 4.000%, 9/01/23 No Opt. Call A 692,767
1,195 4.000%, 9/01/25 No Opt. Call A 1,335,783
1,600 2.000%, 9/01/27 No Opt. Call A 1,668,736
Canadian County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Mustang Public Schools Project, Refunding Series 2021:
1,660 3.000%, 9/01/22 No Opt. Call AA- 1,690,810
3,000 3.000%, 9/01/23 No Opt. Call AA- 3,131,670
3,965 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call AA- 4,333,111
6,585 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public Schools
Project, Series 2016, 5.000%, 6/01/23
No Opt. Call A+ 7,023,166
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
7,010 4.000%, 6/01/26 No Opt. Call Aa3 8,011,869
9,000 4.000%, 6/01/27 No Opt. Call Aa3 10,490,310
1,330 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Noble Public Schools
Project, Series 2017, 5.000%, 9/01/29
9/27 at 100.00 A 1,616,083
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Norman Public Schools Project, Series 2019.:
2,850 5.000%, 6/01/22 No Opt. Call A+ 2,906,117
3,955 5.000%, 6/01/24 No Opt. Call A+ 4,388,626
3,245 5.000%, 6/01/25 No Opt. Call A+ 3,731,490
1,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A, 5.000%, 12/01/24
No Opt. Call A 1,113,090
2,160 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series
2016A, 5.000%, 9/01/26
No Opt. Call A 2,579,537
Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018:
385 5.000%, 9/01/24 No Opt. Call A- 423,469
310 5.000%, 9/01/25 No Opt. Call A- 351,196
200 5.000%, 9/01/26 No Opt. Call A- 232,560
450 5.000%, 9/01/27 No Opt. Call A- 535,073
510 5.000%, 9/01/29 9/28 at 100.00 A- 636,184
350 5.000%, 9/01/30 9/28 at 100.00 A- 434,959
1,100 5.000%, 9/01/31 9/28 at 100.00 A- 1,362,834
300 5.000%, 9/01/32 9/28 at 100.00 A- 371,202

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018:
$ 1,305 5.000%, 9/01/31 9/28 at 100.00 A- $ 1,616,817
1,000 5.000%, 9/01/32 9/28 at 100.00 A- 1,237,340
1,195 5.000%, 9/01/33 9/28 at 100.00 A- 1,475,753
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
625 4.000%, 9/01/25 No Opt. Call A+ 698,394
790 4.000%, 9/01/27 No Opt. Call A+ 921,377
665 4.000%, 9/01/29 No Opt. Call A+ 801,298
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Blanchard Public Schools Project, Series 2019:
550 4.000%, 9/01/22 No Opt. Call A 563,046
460 4.000%, 9/01/23 No Opt. Call A 486,289
485 4.000%, 9/01/24 No Opt. Call A 525,192
920 4.000%, 9/01/25 No Opt. Call A 1,018,882
1,430 4.000%, 9/01/26 No Opt. Call A 1,613,683
600 4.000%, 9/01/27 No Opt. Call A 686,958
675 4.000%, 9/01/28 No Opt. Call A 785,099
615 4.000%, 9/01/29 No Opt. Call A 724,784
Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche
Public Schools Project, Series 2016:
1,100 5.000%, 9/01/27 9/26 at 100.00 A- 1,305,722
1,125 5.000%, 9/01/28 9/26 at 100.00 A- 1,331,933
Oklahoma City, Oklahoma, General Obligation Bonds,
Series 2021:
6,140 2.000%, 3/01/23 No Opt. Call AAA 6,268,326
4,640 2.000%, 3/01/24 No Opt. Call AAA 4,803,606
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Jones Public
Schools Project, Series 2020:
590 4.000%, 9/01/26 No Opt. Call BBB+ 663,502
1,000 4.000%, 9/01/27 No Opt. Call BBB+ 1,143,170
1,000 4.000%, 9/01/28 No Opt. Call BBB+ 1,159,670
1,000 4.000%, 9/01/29 No Opt. Call BBB+ 1,173,770
1,000 4.000%, 9/01/30 No Opt. Call BBB+ 1,187,440
1,000 4.000%, 9/01/31 9/30 at 100.00 BBB+ 1,197,890
1,000 4.000%, 9/01/32 9/30 at 100.00 BBB+ 1,179,940
505 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Midwest City-Del City Public Schools Project,
Series 2018, 5.000%, 10/01/22
No Opt. Call A+ 522,670
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Western
Heights Public Schools Project, Series 2018A:
1,275 5.000%, 9/01/23 No Opt. Call A+ 1,368,891
3,225 5.000%, 9/01/24 No Opt. Call A+ 3,594,940
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
600 5.000%, 8/15/22 No Opt. Call Baa3 616,056
2,295 5.000%, 8/15/24 No Opt. Call Baa3 2,542,103
1,895 5.000%, 8/15/25 No Opt. Call Baa3 2,168,752
1,000 5.000%, 8/15/26 No Opt. Call Baa3 1,175,240
3,650 5.000%, 8/15/27 No Opt. Call Baa3 4,397,118
1,000 5.000%, 8/15/28 No Opt. Call Baa3 1,231,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 5,655 Oklahoma Development Finance Authority, Limited Obligation Revenue
Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%,
7/06/23, (AMT)
6/22 at 100.00 Baa2 $ 5,682,257
395 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35
3/29 at 100.00 Aaa 405,859
Pittsburg County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
McAlester Public Schools Project, Series 2021:
185 4.000%, 12/01/28 No Opt. Call A- 216,182
250 4.000%, 12/01/29 No Opt. Call A- 295,227
325 4.000%, 12/01/30 No Opt. Call A- 387,910
255 4.000%, 12/01/31 No Opt. Call A- 308,540
225 4.000%, 12/01/32 12/31 at 100.00 A- 271,375
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
200 4.000%, 9/01/26 No Opt. Call N/R 225,206
600 4.000%, 9/01/28 No Opt. Call N/R 694,974
Rogers County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Verdigris Public Schools Project,
Series 2018:
1,780 3.000%, 9/01/22 No Opt. Call A+ 1,811,844
5,255 4.000%, 9/01/24 No Opt. Call A+ 5,710,766
Rogers County Industrial Development Authority,
Oklahoma, Capital Improvement Revenue Bonds,
Refunding Series 2017:
800 3.000%, 4/01/22 No Opt. Call N/R 804,680
825 3.000%, 4/01/23 No Opt. Call N/R 848,174
850 3.000%, 4/01/24 No Opt. Call N/R 888,633
725 4.000%, 4/01/25 No Opt. Call N/R 790,895
770 4.000%, 4/01/26 4/25 at 100.00 N/R 834,657
715 4.000%, 4/01/27 4/25 at 100.00 N/R 769,962
Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020:
400 3.000%, 11/01/31 11/28 at 100.00 Aa3 439,984
500 3.000%, 11/01/32 11/28 at 100.00 Aa3 548,630
530 3.000%, 11/01/33 11/28 at 100.00 Aa3 580,376
Texas County Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Guymon
Public Schools Project, Series 2018:
885 4.000%, 12/01/23 No Opt. Call A 937,578
1,100 5.000%, 12/01/25 No Opt. Call A 1,261,524
2,540 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2012,
4.000%, 9/01/22
No Opt. Call AA- 2,603,170
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2016:
1,150 5.000%, 9/01/22 No Opt. Call AA- 1,186,156
6,860 5.000%, 9/01/23 No Opt. Call AA- 7,385,339
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2019A:
8,215 5.000%, 9/01/27 No Opt. Call AA- 10,078,080
10,195 5.000%, 9/01/28 No Opt. Call AA- 12,797,885

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Glenpool Public Schools
Project, Series 2017A:
$ 570 5.000%, 9/01/22 No Opt. Call A+ $ 587,767
765 5.000%, 9/01/23 No Opt. Call A+ 823,186
600 5.000%, 9/01/24 No Opt. Call A+ 670,518
1,330 5.000%, 9/01/25 No Opt. Call A+ 1,539,315
2,055 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Jenks Public Schools Project, Series 2015, 5.000%,
9/01/22
No Opt. Call AA- 2,119,609
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Owasso Public Schools
Project, Series 2018:
1,585 5.000%, 9/01/22 No Opt. Call A+ 1,634,405
1,070 5.000%, 9/01/23 No Opt. Call A+ 1,151,384
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Sand Springs Public
Schools Project, Series 2019:
725 5.000%, 9/01/25 No Opt. Call A 832,568
500 4.000%, 9/01/26 No Opt. Call A 570,080
630 5.000%, 9/01/26 No Opt. Call A 741,290
1,010 5.000%, 9/01/27 No Opt. Call A 1,222,898
1,500 Tulsa Public Facilities Authority, Oklahoma, Capital Improvement
Revenue Bonds, Series 2020, 3.000%, 5/01/24
No Opt. Call AA- 1,585,755
30,465 Tulsa, Oklahoma, General Obligation Bonds, Refunding Series 2021A,
0.750%, 2/01/23
No Opt. Call Aa1 30,657,234
Tulsa, Oklahoma, General Obligation Bonds, Series 2021:
6,300 0.050%, 11/01/23 No Opt. Call N/R 6,252,624
12,800 0.375%, 11/01/24 No Opt. Call N/R 12,742,656
12,800 0.500%, 11/01/25 No Opt. Call N/R 12,733,312
Wagoner County School Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Wagoner Public Schools Project, Series 2019:
1,450 4.000%, 9/01/27 No Opt. Call A- 1,641,545
300 4.000%, 9/01/28 No Opt. Call A- 342,987
Washington County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Caney Valley Public Schools Project, Series 2021:
325 3.000%, 9/01/23 No Opt. Call A- 338,325
710 3.000%, 9/01/25 No Opt. Call A- 764,855
530 3.000%, 9/01/27 No Opt. Call A- 582,581
430 3.000%, 9/01/29 No Opt. Call A- 478,749
750 3.000%, 9/01/31 No Opt. Call A- 845,130
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
1,200 5.000%, 3/01/23 No Opt. Call A- 1,262,676
1,300 5.000%, 3/01/25 No Opt. Call A- 1,463,553
1,725 5.000%, 3/01/27 No Opt. Call A- 2,051,180
236,205 Total Oklahoma 257,164,290

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon - 1.1%
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
$ 1,745 5.000%, 6/15/22 No Opt. Call AA+ $ 1,783,024
1,785 5.000%, 6/15/23 No Opt. Call AA+ 1,907,183
2,315 5.000%, 6/15/24 No Opt. Call AA+ 2,575,692
1,305 5.000%, 6/15/25 No Opt. Call AA+ 1,507,001
1,085 5.000%, 6/15/26 No Opt. Call AA+ 1,295,436
1,000 5.000%, 6/15/27 No Opt. Call AA+ 1,228,510
Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Refunding Series
2015:
11,045 5.000%, 6/15/25 No Opt. Call AA+ 12,754,656
5,085 5.000%, 6/15/26 6/25 at 100.00 AA+ 5,872,107
500 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020B-2, 2.750%, 11/15/25
1/22 at 100.00 N/R 500,360
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B:
2,375 5.000%, 6/15/27 No Opt. Call AA+ 2,916,286
2,045 5.000%, 6/15/28 6/27 at 100.00 AA+ 2,518,847
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
1,440 4.000%, 6/15/23 No Opt. Call Aa1 1,517,573
1,000 5.000%, 6/15/25 No Opt. Call Aa1 1,154,790
Deschutes Public Library District, Deschutes County,
Oregon, General Obligation Bonds, Series 2021:
590 4.000%, 6/01/23 No Opt. Call Aa2 621,058
605 4.000%, 6/01/24 No Opt. Call Aa2 657,611
885 4.000%, 6/01/25 No Opt. Call Aa2 990,704
775 4.000%, 6/01/26 No Opt. Call Aa2 889,033
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/1/2025)
9/24 at 100.00 A+ 1,906,207
5,800 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-2,
0.950%, 6/01/27
12/22 at 100.00 BB+ 5,739,274
7,550 Oregon Business Development Commission, Economic Development
Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%,
3/01/49, (AMT), (Mandatory Put 3/1/2022)
No Opt. Call A+ 7,604,662
11,585 Oregon Health & Science University, 4.000%, 7/01/42, (Mandatory Put
2/1/2029)
11/28 at 100.00 N/R 13,646,582
12,000 Oregon Health and Science University, Revenue Bonds, Series 2019B-2,
5.000%, 7/01/42, (Mandatory Put 2/1/2025)
11/24 at 100.00 AA- 13,493,040
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa2 7,219,653
11,400 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/2023)
No Opt. Call A+ 11,745,648
92,860 Total Oregon 102,044,937

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 4.2%
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
$ 1,170 5.000%, 4/01/22 No Opt. Call A $ 1,183,174
1,405 5.000%, 4/01/23 No Opt. Call A 1,484,734
2,415 5.000%, 4/01/24 No Opt. Call A 2,654,906
2,670 5.000%, 4/01/25 No Opt. Call A 3,042,331
2,035 5.000%, 4/01/26 No Opt. Call A 2,396,925
4,435 5.000%, 4/01/27 No Opt. Call A 5,376,994
525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/23, 144A
No Opt. Call Ba3 551,602
4,865 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R 6,081
5,055 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R 6,319
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
2,405 5.000%, 11/01/25 No Opt. Call BB- 2,701,633
5,110 5.000%, 11/01/26 No Opt. Call BB- 5,870,572
3,965 5.000%, 11/01/27 No Opt. Call BB- 4,641,152
1,925 5.000%, 11/01/28 11/27 at 100.00 BB- 2,243,241
1,475 5.000%, 11/01/29 11/27 at 100.00 BB- 1,707,445
2,240 4.000%, 11/01/31 11/27 at 100.00 BB- 2,429,123
2,970 4.000%, 11/01/32 11/27 at 100.00 BB- 3,215,797
600 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A, 5.000%, 2/01/25
No Opt. Call BB- 661,386
4,205 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-1, 5.000%, 2/01/40, (Mandatory Put
2/1/2025)
8/24 at 101.73 BB- 4,574,493
5,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put
2/1/2027)
8/26 at 101.63 BB- 5,654,100
1,500 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/1/2030)
8/29 at 101.50 BB- 1,775,430
2,695 Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area
School District Refunding Project, Series 2021A, 0.384%, 1/01/30,
(Mandatory Put 11/1/2025) (SOFR*0.67% reference rate + 0.350%
spread) (5)
11/24 at 100.00 N/R 2,697,264
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call A+ 1,148,680
2,125 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/3/2029)
12/29 at 100.00 A+ 2,285,820
Commonwealth Financing Authority, Pennslyvania,
Revenue Bonds, Refunding Forward Delivery Series 2020A:
1,500 5.000%, 6/01/24 No Opt. Call A1 1,662,150
2,820 5.000%, 6/01/25 No Opt. Call A1 3,240,688
3,000 5.000%, 6/01/26 No Opt. Call A1 3,561,630

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
$ 2,230 5.000%, 6/01/22 No Opt. Call A1 $ 2,273,351
2,530 5.000%, 6/01/23 No Opt. Call A1 2,694,653
3,295 5.000%, 6/01/24 No Opt. Call A1 3,648,685
5,705 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/2027)
8/26 at 100.00 AA- 6,792,601
10,295 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%,
4/01/43, (Mandatory Put 4/1/2030)
10/29 at 100.00 AA- 13,108,212
13,620 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company,
Series 2016A, 1.800%, 9/01/29, (Mandatory Put 9/1/2022)
No Opt. Call A1 13,739,039
9,025 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company,
Series 2016B, 1.800%, 2/15/27, (Mandatory Put 8/15/2022)
No Opt. Call A1 9,098,734
Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019:
2,725 4.000%, 11/15/29 11/27 at 100.00 Aaa 3,215,854
4,480 4.000%, 11/15/30 11/27 at 100.00 Aaa 5,262,791
Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2021:
3,295 5.000%, 11/15/25 No Opt. Call Aaa 3,862,729
3,525 5.000%, 11/15/26 No Opt. Call Aaa 4,266,977
Lower Moreland Township School District, Montgomery
County, Pennsylvania, General Obligation Bonds, Series
2021B:
755 5.000%, 11/01/23 No Opt. Call AA 819,621
1,010 5.000%, 11/01/24 No Opt. Call AA 1,139,613
8,065 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/3/2029)
12/29 at 100.00 A+ 8,769,881
1,010 Manheim Township School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2020, 4.000%, 2/01/26
No Opt. Call Aa2 1,145,623
3,450 Montgomery County Higher Education and Health Authority,
Pennsylvania,  Hospital Revenue Bonds, Abington Memorial Hospital
Obligated Group, Series 2012A, 5.000%, 6/01/23, (Pre-refunded
6/01/22)
6/22 at 100.00 N/R (4) 3,517,378
285 North Huntingdon Township Municipal Authority, Westmoreland County,
Pennsylvania, Sewer Revenue Bonds, Series 2021, 5.000%, 4/01/22 -
AGM Insured
No Opt. Call AA 288,295
504 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 1.250%, 12/31/23
1/22 at 100.00 N/R 126,041
187 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK
5.000%)
No Opt. Call N/R 46,723
5,945 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R 7,431
3,565 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R 4,456

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/2/2026)
11/26 at 100.00 N/R $ 15,107,100
3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/1/2026)
No Opt. Call A- 3,751,762
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/1/2024)
No Opt. Call A- 3,894,027
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 AA+ 1,358,722
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 AA+ 5,278,600
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2017-125A:
3,390 3.000%, 4/01/27, (AMT) No Opt. Call AA+ 3,668,828
3,345 3.050%, 10/01/27, (AMT) 4/27 at 100.00 AA+ 3,608,385
8,840 3.400%, 10/01/32, (AMT) 4/27 at 100.00 AA+ 9,469,496
1,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 AA+ 1,098,247
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 AA+ 2,713,487
7,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 AA+ 7,236,250
4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 AA+ 4,959,998
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 N/R 10,078,300
Pennsylvania State, General Obligation Bonds, First Series
2021:
90 5.000%, 5/15/22 No Opt. Call Aa3 91,588
17,455 5.000%, 5/15/23 No Opt. Call Aa3 18,578,753
17,930 5.000%, 5/15/24 No Opt. Call Aa3 19,861,240
4,580 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Series 2019. Forward Delivery, 5.000%, 12/01/23
No Opt. Call A1 4,987,986
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
15,210 5.000%, 6/01/22 No Opt. Call A3 15,507,508
23,685 5.000%, 6/01/23 No Opt. Call A3 25,250,578
8,095 5.000%, 6/01/24 - AGM Insured No Opt. Call AA 8,988,688
12,605 5.000%, 6/01/24 No Opt. Call A3 13,945,164
5,680 5.000%, 6/01/25 No Opt. Call A3 6,512,802
4,265 5.000%, 6/01/29 6/26 at 100.00 A3 5,024,383
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph?s University
Project, Refunding Series 2020C. Forward Delivery:
540 4.000%, 11/01/24 No Opt. Call A- 589,518
1,000 5.000%, 11/01/25 No Opt. Call A- 1,157,150
850 5.000%, 11/01/26 No Opt. Call A- 1,012,511
1,000 5.000%, 11/01/27 No Opt. Call A- 1,221,750
1,000 5.000%, 11/01/28 No Opt. Call A- 1,250,480
1,000 5.000%, 11/01/29 No Opt. Call A- 1,276,120

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Green Series 2021B:
$ 1,940 5.000%, 9/01/22 No Opt. Call N/R $ 2,001,382
1,425 5.000%, 9/01/23 No Opt. Call N/R 1,534,625
1,300 5.000%, 9/01/24 No Opt. Call N/R 1,453,153
3,000 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Refunding Series 2020. Forward Delivery, 5.000%, 9/01/22
No Opt. Call A+ 3,094,920
Pittsburgh Public Parking Authority, Pennsylvania, Parking
System Revenue Bonds, Refunding Series 2015A:
440 5.000%, 12/01/22, (ETM) No Opt. Call N/R (4) 458,986
810 5.000%, 12/01/22 No Opt. Call A+ 841,590
1,720 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call BB+ 1,765,425
2,665 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5309 Fixed
Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23
No Opt. Call AA- 2,844,301
1,355 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5337 State of
Good Repair Formula Program Funds, Refunding Series 2017, 5.000%,
6/01/24
No Opt. Call AA- 1,501,828
250 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 284,073
Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5:
2,410 5.000%, 11/01/22 No Opt. Call BBB+ 2,496,109
2,530 5.000%, 11/01/23 No Opt. Call BBB+ 2,714,235
2,665 5.000%, 11/01/24 No Opt. Call BBB+ 2,950,528
2,550 5.000%, 11/01/25 No Opt. Call BBB+ 2,902,129
600 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/22
No Opt. Call Baa1 610,704
1,170 Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer
Revenue Bonds, Series 2021., 5.000%, 1/01/22 - BAM Insured
No Opt. Call AA 1,170,000
366,356 Total Pennsylvania 376,705,767
Puerto Rico - 2.1%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
24,995 5.000%, 7/01/22, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 25,037,991
3,430 5.000%, 7/01/24, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 3,693,870
4,600 5.000%, 7/01/25, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 5,106,368
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A:
325 5.000%, 7/01/22, 144A No Opt. Call N/R 332,140
325 5.000%, 7/01/25, 144A No Opt. Call N/R 368,778
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
7,670 5.000%, 7/01/24, 144A No Opt. Call N/R 8,461,084
4,230 5.000%, 7/01/25, 144A No Opt. Call N/R 4,799,781
935 5.000%, 7/01/29, 144A No Opt. Call N/R 1,148,591
4,600 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 4,969,886

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
$ 230 4.250%, 7/01/25 7/22 at 100.00 CCC $ 234,304
5 5.250%, 7/01/29 7/22 at 100.00 CCC 5,118
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
13,796 0.000%, 7/01/24 No Opt. Call N/R 13,335,076
31,695 0.000%, 7/01/27 No Opt. Call N/R 29,345,133
15,430 0.000%, 7/01/29 7/28 at 98.64 N/R 13,560,810
38,076 0.000%, 7/01/31 7/28 at 91.88 N/R 31,023,944
38,684 0.000%, 7/01/33 7/28 at 86.06 N/R 29,370,440
12,819 4.500%, 7/01/34 7/25 at 100.00 N/R 14,045,778
105 0.000%, 7/01/46 7/28 at 41.38 N/R 35,812
100 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 112,929
202,050 Total Puerto Rico 184,987,833
Rhode Island - 0.5%
3,170 Cranston, Rhode Island, General Obligation Bonds, Anticipation Notes
Series 2021-1, 1.000%, 8/23/22
No Opt. Call N/R 3,186,484
1,560 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/25 - BAM Insured
No Opt. Call AA 1,797,323
4,015 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%,
10/01/34
10/28 at 100.00 AA+ 4,265,375
13,005 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A, 2.050%,
10/01/36
4/30 at 100.00 AA+ 12,995,116
2,595 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 AA+ 2,618,640
5,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 AA+ 5,044,950
1,195 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%,
10/01/35
10/29 at 100.00 AA+ 1,222,103
2,490 Rhode Island, General Obligation Bonds, Consolidated Capital
Development Loan, Refunding Series 2021C, 5.000%, 8/01/23
No Opt. Call AA 2,676,078
Rhode Island, General Obligation Bonds, Consolidated
Capital Development Loan, Series 2021A:
3,495 5.000%, 5/01/23 No Opt. Call AA 3,716,234
3,670 5.000%, 5/01/24 No Opt. Call AA 4,067,277
40,195 Total Rhode Island 41,589,580
South Carolina - 2.1%
Anderson, South Carolina, Water and Sewer Revenue
Bonds, Refunding Series 2022:
1,245 5.000%, 7/01/25 (WI/DD, Settling 4/05/22) No Opt. Call N/R 1,413,013
1,325 5.000%, 7/01/26 (WI/DD, Settling 4/05/22) No Opt. Call N/R 1,548,567
2,300 5.000%, 7/01/27 (WI/DD, Settling 4/05/22) No Opt. Call N/R 2,755,308
20,015 Charleston County School District, South Carolina, General Obligation
Bond Anticipation Notes, Sales Tax Projects Phase IV, Series 2021B,
4.000%, 5/11/22
No Opt. Call N/R 20,294,009

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
Charleston County, South Carolina, General Obligation
Bonds, Transportation Sales Tax Series 2021A:
$ 7,285 5.000%, 11/01/24 No Opt. Call N/R $ 8,235,328
7,660 5.000%, 11/01/25 No Opt. Call N/R 8,980,814
Florence County, South Carolina, General Obligation
Bonds, Series 2021:
15,670 5.000%, 6/01/24 No Opt. Call Aa2 17,407,960
16,940 5.000%, 6/01/25 No Opt. Call Aa2 19,535,547
17,430 5.000%, 6/01/26 No Opt. Call Aa2 20,768,368
18,965 5.000%, 6/01/27 No Opt. Call Aa2 23,240,469
4,960 Greenville County School District, South Carolina, Installment Purchase
Revenue Bonds, Building Equity Sooner Series 2012, 5.000%, 12/01/22
No Opt. Call AA 5,178,984
350 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call A1 418,747
4,570 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/1/2024)
11/23 at 100.30 Aa2 4,874,271
21,625 South Carolina Association of Governmental Organizations, Certificates
of Participation, Series 2021B, 3.000%, 3/01/22
No Opt. Call N/R 21,725,989
1,180 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 Aaa 1,245,160
2,970 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 Aaa 3,001,126
6,230 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 Aaa 6,162,654
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series
2014A:
520 5.000%, 8/01/22 No Opt. Call Baa3 531,102
1,035 5.000%, 8/01/24 No Opt. Call Baa3 1,112,832
4,595 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%,
12/01/48, (Mandatory Put 10/1/2025)
No Opt. Call AA- 5,334,657
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Palmetto Health, Refunding
Series 2013A:
1,450 5.250%, 8/01/24, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 1,563,187
2,850 5.250%, 8/01/25, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 3,072,471
3,610 5.250%, 8/01/26, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 3,891,796
2,000 5.000%, 8/01/27, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 2,148,260
1,255 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/22
No Opt. Call A 1,309,341
168,035 Total South Carolina 185,749,960
South Dakota - 0.2%
Harrisburg Independent School District 41-2, South
Dakota, General Obligation Bonds, Series 2021:
1,470 5.000%, 8/01/22 No Opt. Call AA+ 1,510,690
1,355 5.000%, 2/01/23 No Opt. Call AA+ 1,424,471
570 5.000%, 8/01/23 No Opt. Call AA+ 612,220
1,485 5.000%, 2/01/24 No Opt. Call AA+ 1,627,916
425 5.000%, 8/01/24 No Opt. Call AA+ 475,222
800 5.000%, 2/01/25 No Opt. Call AA+ 911,616
460 5.000%, 8/01/25 No Opt. Call AA+ 533,582
1,410 5.000%, 8/01/26 No Opt. Call AA+ 1,687,431

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 650 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call AA- $ 733,025
1,130 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/22
No Opt. Call AA- 1,174,307
1,600 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2018A, 3.550%, 11/01/33
5/27 at 100.00 AAA 1,718,960
3,060 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 AAA 3,060,918
5,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 AAA 4,996,150
19,415 Total South Dakota 20,466,508
Tennessee - 1.3%
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit Health,
Series 2019A-1:
1,360 5.000%, 8/01/25 No Opt. Call BBB+ 1,571,249
1,750 5.000%, 8/01/26 No Opt. Call BBB+ 2,087,347
Chattanooga, Tennessee, General Obligation Bonds,
Refunding Series 2021B:
4,215 5.000%, 10/01/24 No Opt. Call N/R 4,748,324
4,430 5.000%, 10/01/25 No Opt. Call N/R 5,173,531
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, East Tennessee
Children's Hospital, Series 2019:
2,335 5.000%, 11/15/32 2/29 at 100.00 A 2,886,831
2,810 5.000%, 11/15/33 2/29 at 100.00 A 3,465,095
6,150 Knoxville, Tennessee, Wastewater System Revenue Bonds, Refunding
Series 2021A, 4.000%, 4/01/25
No Opt. Call AA+ 6,852,638
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/31, (AMT), (Mandatory Put 8/1/2024)
8/23 at 102.00 A- 1,196,628
21,315 Metropolitan Government of Nashville-Davidson County, Tennessee,
General Obligation Bonds, Improvement Series 2021C, 5.000%,
1/01/25
No Opt. Call AA 24,214,906
1,965 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Refunding Subordinate Lien
Series 2012, 5.000%, 7/01/22, (ETM)
No Opt. Call AA- (4) 2,012,219
9,005 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/1/2028)
6/28 at 100.68 A1 10,526,125
1,060 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 AA+ 1,101,128
3,700 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 AA+ 3,818,881
3,805 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 AA+ 3,914,013
725 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 AA+ 738,731
2,000 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 AA+ 2,006,860
2,300 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 AA+ 2,280,128
4,325 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.050%, 7/01/36
1/31 at 100.00 N/R 4,358,389

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 8,360 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/1/2025)
8/25 at 100.22 A2 $ 9,229,942
3,485 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/1/2031)
8/31 at 100.85 A2 4,481,605
21,875 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/1/2023)
2/23 at 100.43 A2 22,752,187
108,170 Total Tennessee 119,416,757
Texas - 4.1%
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
1,660 5.000%, 1/01/26 No Opt. Call BB+ 1,861,258
1,290 5.000%, 1/01/27 No Opt. Call BB+ 1,477,863
1,920 5.000%, 1/01/29 1/27 at 100.00 BB+ 2,179,872
1,850 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2020A, 5.000%, 11/15/25
No Opt. Call AA 2,164,870
8,325 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Series 2021, 5.000%, 11/15/25
No Opt. Call N/R 9,752,404
5,835 Board of Regents of the University of Texas System, Revenue Financing
System Bonds, Series 2020C, 5.000%, 8/15/31
No Opt. Call AAA 7,913,952
5,115 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+ 5,658,776
9,210 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+ 10,704,599
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2016:
1,430 5.000%, 1/01/22 No Opt. Call A- 1,430,000
2,500 5.000%, 1/01/23 No Opt. Call A- 2,615,700
3,580 5.000%, 1/01/24 No Opt. Call A- 3,901,520
650 Corpus Christi Business and Job Development Corporation, Texas, Sales
Tax Revenue Bonds, Arena Project, Refunding Series 2014, 5.000%,
9/01/22
No Opt. Call AA 666,451
5,085 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2019, 5.000%, 12/01/24
No Opt. Call AA+ 5,760,339
4,005 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2020B. Forward Delivery, 5.000%, 12/01/23
No Opt. Call AA+ 4,362,566
13,670 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding School Building Series 2021C, 5.000%,
2/15/22
No Opt. Call AA+ 13,746,552
Dallas, Texas, Waterworks and Sewer System Revenue
Bonds, Refunding Series 2020C:
2,000 5.000%, 10/01/22 No Opt. Call AAA 2,071,340
2,000 5.000%, 10/01/23 No Opt. Call AAA 2,164,480
1,010 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2014A, 5.250%, 11/01/26, (AMT)
11/23 at 100.00 A+ 1,096,961
Del Valle Independent School District, Travis County, Texas,
General Obligation Bonds, School Building Series 2021:
1,195 5.000%, 6/15/22 No Opt. Call AAA 1,220,979
5,000 5.000%, 6/15/23 No Opt. Call AAA 5,343,000
2,910 5.000%, 6/15/24 No Opt. Call AAA 3,239,209

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Eagle Mountain and Saginaw Independent School District,
Tarrant County, Texas, General Obligation Bonds, School
Building Series 2021:
$ 1,000 5.000%, 8/15/22 No Opt. Call Aaa $ 1,029,840
1,485 5.000%, 8/15/23 No Opt. Call Aaa 1,598,068
1,485 5.000%, 8/15/24 No Opt. Call Aaa 1,662,977
1,400 5.000%, 8/15/25 No Opt. Call Aaa 1,625,036
El Paso, El Paso County, Texas, Water and Sewer Revenue
Bonds, Refunding Series 2019B:
2,525 5.000%, 3/01/23 No Opt. Call AA+ 2,665,693
2,660 5.000%, 3/01/24 No Opt. Call AA+ 2,920,946
3,000 5.000%, 3/01/25 No Opt. Call AA+ 3,419,760
3,945 5.000%, 3/01/26 No Opt. Call AA+ 4,648,906
4,160 5.000%, 3/01/27 No Opt. Call AA+ 5,048,784
1,020 5.000%, 3/01/28 No Opt. Call AA+ 1,269,829
18,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+ 18,884,880
5,135 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-1, 5.000%, 7/01/49, (Mandatory Put 12/1/2022)
9/22 at 100.88 A+ 5,341,068
3,260 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/1/2024)
9/24 at 100.84 A+ 3,672,944
3,090 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/24
No Opt. Call A+ 3,485,984
17,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B,
5.000%, 10/01/41, (Mandatory Put 10/1/2024)
No Opt. Call AA 19,657,925
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM Insured
No Opt. Call AA 5,821,376
Houston, Texas, Airport System Revenue Bonds, Refunding
& Subordinate Lien Series 2018C:
4,000 5.000%, 7/01/29, (AMT) 7/28 at 100.00 AA 4,954,120
6,000 5.000%, 7/01/30, (AMT) 7/28 at 100.00 AA 7,413,840
3,000 5.000%, 7/01/31, (AMT) 7/28 at 100.00 AA 3,694,830
6,605 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2020A. Forward Delivery, 5.000%, 11/15/32
11/30 at 100.00 AA 8,750,832
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
1,720 5.000%, 11/01/22, (AMT) No Opt. Call A1 1,787,287
1,455 5.000%, 11/01/23, (AMT) No Opt. Call A1 1,577,569
1,500 5.000%, 11/01/24, (AMT) No Opt. Call A1 1,682,115
85 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/25
No Opt. Call A+ 97,469
3,950 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 1996,
0.900%, 5/01/30, (AMT), (Mandatory Put 9/1/2023)
No Opt. Call A- 3,964,141
2,175 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
1/22 at 105.00 BB- 2,287,426

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
North Central Texas Health Facilities Development
Corporation, Texas, Revenue Bonds, Children's Medical
Center Dallas Project, Series 2012:
$ 2,065 5.000%, 8/15/22 No Opt. Call AA $ 2,125,979
6,415 5.000%, 8/15/23, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 6,605,333
North Texas Municipal Water District, Water System
Revenue Bonds, Refunding Series 2021A:
10,000 4.000%, 9/01/25 No Opt. Call N/R 11,255,400
15,530 5.000%, 9/01/26 No Opt. Call N/R 18,633,205
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2014A:
4,030 5.000%, 1/01/22, (ETM) No Opt. Call A+ (4) 4,030,000
3,030 5.000%, 1/01/23 No Opt. Call A+ 3,173,652
1,995 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,090,401
4,855 5.000%, 1/01/24 No Opt. Call A+ 5,298,165
2,435 5.000%, 1/01/24, (ETM) No Opt. Call N/R (4) 2,660,992
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A:
5,050 5.000%, 1/01/23 No Opt. Call A+ 5,289,420
3,500 5.000%, 1/01/24 1/23 at 100.00 A+ 3,662,225
3,200 5.000%, 1/01/27 1/26 at 100.00 A+ 3,744,032
Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021:
1,650 5.000%, 10/01/24 No Opt. Call N/R 1,857,323
1,665 5.000%, 10/01/25 No Opt. Call N/R 1,941,756
San Antonio, Texas, General Obligation Bonds, General
Improvement Series 2020:
5,570 5.000%, 8/01/28 No Opt. Call AAA 7,034,966
4,025 5.000%, 8/01/29 No Opt. Call AAA 5,189,110
San Antonio, Texas, General Obligation Bonds, Tax Notes
Series 2021:
7,155 5.000%, 8/01/23 No Opt. Call AAA 7,690,838
3,735 5.000%, 8/01/24 No Opt. Call AAA 4,179,428
1,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, MRC Methodist Retirement
Communities Stevenson Oaks Project, Mandatory Paydown Series
2020B-2, 3.000%, 11/15/26
5/22 at 100.00 N/R 1,005,290
3,075 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 Aaa 3,200,644
3,450 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 Aaa 3,360,473
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
3,000 4.000%, 12/31/30 No Opt. Call Baa2 3,631,560
4,000 4.000%, 6/30/31 12/30 at 100.00 Baa2 4,800,440
Texas Water Development Board, State Revolving Fund
Revenue Bonds, New Series 2020:
1,275 5.000%, 8/01/23 No Opt. Call AAA 1,370,485
1,675 5.000%, 8/01/25 No Opt. Call AAA 1,943,586
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust Series
2018A:
7,080 5.000%, 10/15/23 No Opt. Call AAA 7,675,924
13,055 5.000%, 10/15/24 No Opt. Call AAA 14,721,079

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 21,815 Williamson County, Texas, General Obligation Bonds, Limited Tax Notes
Series 2021, 5.000%, 2/15/22
No Opt. Call AAA $ 21,937,164
330,930 Total Texas 368,405,206
Utah - 0.2%
9,725 Central Utah Water Conservancy District, Utah, General Obligation
Bonds, Refunding Limited Tax  Series 2021A, 5.000%, 4/01/25
No Opt. Call AA+ 11,148,740
4,075 Utah State, General Obligation Bonds, Series 2020B, 5.000%, 7/01/23 No Opt. Call AAA 4,365,996
13,800 Total Utah 15,514,736
Vermont - 0.0%
1,210 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series
2021A, 2.200%, 11/01/36
11/30 at 100.00 N/R 1,217,163
Virginia - 1.9%
15,435 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019,
5.000%, 11/01/23
No Opt. Call BBB 16,685,081
Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Wiehle Avenue Metrorail Station Parking
Project, Refunding Series 2020. Forward Delivery:
2,160 5.000%, 8/01/24 No Opt. Call AA+ 2,414,642
2,240 5.000%, 8/01/25 No Opt. Call AA+ 2,594,861
2,045 5.000%, 8/01/26 No Opt. Call AA+ 2,444,307
2,850 5.000%, 8/01/27 No Opt. Call AA+ 3,497,662
1,600 5.000%, 8/01/29 No Opt. Call AA+ 2,054,688
8,875 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-057,
2.400%, 10/15/29
No Opt. Call AA+ 9,356,202
11,000 Halifax County Industrial Development Authority, Virginia, Recovery Zone
Facility Revenue Bonds,  Virginia Electric & Power Compnay Project,
Sereis 2010A, 0.450%, 12/01/41, (Mandatory Put 4/1/2022)
No Opt. Call A2 11,004,950
28,240 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2 33,709,523
Loudoun County Economic Development Authority,
Virginia, Lease Revenue Bonds, Public Facilities Project,
Refunding Series 2020A:
10,700 5.000%, 12/01/22 No Opt. Call AA+ 11,168,339
11,105 5.000%, 12/01/23 No Opt. Call AA+ 12,083,017
5,240 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A,
5.000%, 11/01/48, (Mandatory Put 11/1/2028)
No Opt. Call AA 6,595,588
4,980 Virginia Beach Development Authority, Virginia, Public Facilities Revenue
Bonds, Refunding Series 2020B, 5.000%, 8/01/23
No Opt. Call AA+ 5,350,512
8,815 Virginia Beach Development Authority, Virginia, Public Facilities Revenue
Bonds, Series 2020A, 5.000%, 4/15/24
No Opt. Call AA+ 9,732,642
23,235 Virginia College Building Authority, Educational Facilities Revenue
Bonds, 21st Century College & Equipment Programs, Series 2021A,
5.000%, 2/01/24
No Opt. Call AA+ 25,496,463
9,360 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/2/2025)
No Opt. Call A2 9,445,831

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 6,105 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/2024)
No Opt. Call A2 $ 6,206,160
153,985 Total Virginia 169,840,468
Washington - 2.5%
Central Puget Sound Regional Transit Authority,
Washington, Sales Tax and Motor Vehicle Excise Tax Bonds,
Refunding & Improvement, Green Series 2021S-1:
10,000 5.000%, 11/01/25 No Opt. Call N/R 11,699,300
10,775 5.000%, 11/01/26 No Opt. Call N/R 13,016,308
10,175 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/23
No Opt. Call Aa2 10,890,506
5,225 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project
1, Refunding Series 2015C, 5.000%, 7/01/25
No Opt. Call Aa2 6,037,331
10,605 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project
1, Refunding Series 2017A, 5.000%, 7/01/27
No Opt. Call Aa2 13,037,893
16,225 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project
1, Refunding Series 2021-A, 5.000%, 7/01/26
No Opt. Call Aa2 19,375,408
King and Pierce Counties School District 408 Auburn,
Washington, General Obligation Bonds, Refunding Series
2020:
1,310 5.000%, 12/01/22 No Opt. Call Aaa 1,367,588
3,105 5.000%, 12/01/23 No Opt. Call Aaa 3,382,214
3,050 5.000%, 12/01/24 No Opt. Call Aaa 3,454,125
2,000 5.000%, 12/01/25 No Opt. Call Aaa 2,346,440
King County Public Hospital District 1, Washington, Limited
Tax General Obligation Bonds, Valley Medical Center,
Refunding Series 2016:
6,485 5.000%, 12/01/23 No Opt. Call A2 7,035,382
7,295 5.000%, 12/01/24 No Opt. Call A2 8,216,286
13,045 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/1/2024)
7/23 at 100.00 AA 13,066,655
12,105 Spokane, Washington, Water and Wastewater System Revenue Bonds,
Green Series 2014, 4.000%, 12/01/32
12/24 at 100.00 AA 13,244,928
2,055 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27
No Opt. Call BBB+ 2,519,471
4,350 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/1/2024)
2/24 at 100.00 BBB+ 4,750,156
4,200 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/1/2025)
2/25 at 100.00 BBB+ 4,750,410
8,250 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory
Put 8/1/2026)
2/26 at 100.00 BBB+ 9,623,542
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
5,730 5.000%, 1/01/22 No Opt. Call A+ 5,730,000
1,950 5.000%, 1/01/24 No Opt. Call A+ 2,122,282
1,310 5.000%, 1/01/25 No Opt. Call A+ 1,478,178
5,325 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 AA- 6,158,096

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
$ 1,300 5.000%, 10/01/25 No Opt. Call AA- $ 1,511,354
1,975 5.000%, 10/01/26 No Opt. Call AA- 2,364,411
3,025 5.000%, 10/01/27 No Opt. Call AA- 3,718,814
2,360 5.000%, 10/01/28 No Opt. Call AA- 2,966,567
2,750 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2. TEMPS-60.
TAX-EXEMPT MANDATORY PAYDOWN SECURITIES-60, 2.125%,
7/01/27, 144A
1/23 at 100.00 N/R 2,751,183
3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 Aaa 3,767,767
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 N/R 1,520,910
1,620 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Series 2020E, 5.000%, 6/01/22
No Opt. Call Aaa 1,652,643
5,310 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Series 2021F, 5.000%, 6/01/23
No Opt. Call Aaa 5,667,257
Washington State, General Obligation Bonds, Motor
Vehicle Fuel Tax Refunding Series R-2021A:
2,000 5.000%, 6/01/24 No Opt. Call Aaa 2,221,820
4,750 5.000%, 6/01/25 No Opt. Call Aaa 5,476,037
22,875 Washington State, General Obligation Bonds, Refunding Various Purpose
Series 2021R-2021C, 5.000%, 8/01/24
No Opt. Call Aaa 25,578,139
197,790 Total Washington 222,499,401
West Virginia - 0.4%
6,035 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Refunidng Series 2015A, 2.550%, 3/01/40, (Mandatory Put 4/1/2024)
No Opt. Call A- 6,303,920
6,845 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/2025)
No Opt. Call A- 6,790,924
5,600 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put 9/1/2025)
No Opt. Call A- 5,645,024
4,010 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009A, 2.625%, 12/01/42, (Mandatory Put 6/1/2022)
No Opt. Call A- 4,047,173
4,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009B, 2.625%, 12/01/42, (Mandatory Put 6/1/2022)
No Opt. Call A- 4,037,080
4,095 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project,
Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory Put 4/1/2022)
No Opt. Call A- 4,122,355
1,090 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24
No Opt. Call Baa1 1,215,644
31,675 Total West Virginia 32,162,120
Wisconsin - 1.6%
Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series
2021A:
4,315 2.000%, 3/01/23 No Opt. Call N/R 4,405,701
4,275 2.000%, 3/01/24 No Opt. Call N/R 4,423,856
4,365 2.000%, 3/01/25 No Opt. Call N/R 4,573,167

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 12,515 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note
Series 2021-N3, 5.000%, 4/01/24
No Opt. Call N/R $ 13,778,890
4,200 Public Finance Authority of Wisconsin, Retirement Facilities First
Mortgage Revenue Bonds, Whitestone Masonic and Eastern Star Home
of Norht Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A
1/22 at 100.00 N/R 4,203,822
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-2, 2.250%, 6/01/27
No Opt. Call N/R 5,025,350
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/1/2026)
No Opt. Call A- 12,389,781
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/1/2026)
No Opt. Call A- 4,027,560
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24
No Opt. Call BBB 1,081,160
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series 2016C:
2,250 4.050%, 11/01/30 5/26 at 100.00 BBB 2,480,400
5,000 4.300%, 11/01/30 5/26 at 100.00 BBB 5,564,050
25,000 Shorewood School District, Milwaukee County, Wisconsin, Bond
Anticipation Notes, Series 2021, 0.450%, 10/01/23
10/22 at 100.00 N/R 25,036,250
95 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/23, (Pre-
refunded 8/15/22)
8/22 at 100.00 N/R (4) 97,819
6,670 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A,
5.000%, 11/15/22
No Opt. Call A+ 6,943,070
6,060 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/2025)
8/24 at 100.00 A- 6,745,931
3,150 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 3.375%, 8/15/29
8/24 at 100.00 A+ 3,334,370
4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 50 Series
2019B-3, 2.250%, 11/01/26
1/22 at 100.00 N/R 4,013,400
4,080 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 70 Series
2019B-2, 2.550%, 11/01/27
1/22 at 100.00 N/R 4,091,791
6,250 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 85 Series
2019B-1, 2.825%, 11/01/28
1/22 at 100.00 N/R 6,251,625
Wisconsin Housing and Ecconomic Development
Authority, Home Ownership Revenue Bonds, Series 2019C:
1,770 2.200%, 3/01/31 9/28 at 100.00 AA 1,830,322
1,785 2.200%, 9/01/31 9/28 at 100.00 AA 1,843,369
4,930 2.500%, 9/01/34 9/28 at 100.00 AA 5,126,510
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A:
1,405 0.200%, 11/01/38, (Mandatory Put 10/14/2022) 1/22 at 100.00 AA 1,404,058
6,415 1.600%, 11/01/48, (Mandatory Put 11/1/2022) 1/22 at 100.00 AA 6,421,287
5,365 Wisconsin State, General Obligation Bonds, Refunding Series 2021-1,
5.000%, 5/01/27
No Opt. Call AA+ 6,569,013

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
WPPI Energy, Wisconsin, Power Supply System Revenue
Bonds, Refunding Series 2014A:
$ 755 5.000%, 7/01/25 7/24 at 100.00 A1 $ 842,490
1,465 5.000%, 7/01/26 7/24 at 100.00 A1 1,634,764
1,055 5.000%, 7/01/27 7/24 at 100.00 A1 1,175,850
139,475 Total Wisconsin 145,315,656
Wyoming - 0.4%
20,175 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A1 20,703,585
University of Wyoming, Facilities Revenue Bonds,
Supplemental Coverage Program, Refunding Series 2021A:
2,690 5.000%, 6/01/24 No Opt. Call AA- 2,986,303
2,825 5.000%, 6/01/25 No Opt. Call AA- 3,254,739
2,510 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 AA+ 2,587,835
1,240 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 AA+ 1,303,141
2,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 AA+ 2,522,125
5,300 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 N/R 5,295,972
37,240 Total Wyoming 38,653,700
$ 8,172,750 Total Municipal Bonds (cost $8,536,969,322) 8,729,635,573
Shares Description (1) Value
COMMON STOCKS - 1.5%
  Electric Utilities - 1.5%
2,813,414 Energy Harbor Corp(8),(9),(10) 131,057,264
Total Common Stocks (cost $57,727,851) 131,057,264
Total Long-Term Investments (cost $8,594,697,173) 8,860,692,837

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.4%
MUNICIPAL BONDS - 1.4%
Connecticut - 0.1%
$ 10,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
The Hotchkiss School, Series 2000A, 0.110%, 7/01/30, (Mandatory Put
1/7/2022) (11)
1/22 at 100.00 N/R $ 10,000,000
Florida - 0.0%
2,500 Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds,
Waste Management Inc., Series 2004A, 0.550%, 7/01/39, (Mandatory
Put 7/1/2024) (11)
No Opt. Call A- 2,489,523
Illinois - 0.1%
6,100 Peoria County, Illinois, General Obligation Bonds, Alternate Revenue
Source, Tender Option Bond Floater 16-XM0274, 0.130%, 12/15/41,
(Mandatory Put 1/7/2022), 144A (11)
No Opt. Call AA 6,100,000
Michigan - 0.1%
7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers
Energy Company Project, Variable Rate Series 2005, 0.875%, 4/01/35,
(AMT), (Mandatory Put 10/8/2026) (11)
10/21 at 100.00 N/R 7,719,544
Missouri - 0.1%
7,010 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Tender Option Bond Trust 2015-XF2198, 0.190%,
5/01/23, (Mandatory Put 1/7/2022), 144A (11)
No Opt. Call N/R 7,010,000
National - 0.9%
10,000 Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. J.P. Morgan Chase Putters,
Drivers, TR VAR STS CTFS 5029.Ticker Symbol - VMO, 0.270%,
12/01/24, (AMT), (Mandatory Put 12/31/2021), 144A (11)
No Opt. Call AA 10,000,000
10,000 Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. J.P. Morgan Chase Putters, Drivers,
TR VAR STS CTFS 5028. Ticker Symbol - VGM, 0.270%, 12/01/24,
(AMT), (Mandatory Put 12/31/2021), 144A (11)
No Opt. Call AA 10,000,000
57,400 Invesco Value Municipla Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5027. Ticker Symbol - IIM, 0.280%, 3/20/24,
(AMT), (Mandatory Put 12/31/2021), 144A (11)
No Opt. Call AA 57,400,000
77,400 Total National 77,400,000
New Jersey - 0.0%
1,470 New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond
Floater Series 2017-ZM0566, 0.240%, 7/01/25, (Mandatory Put
1/7/2022), 144A (11)
No Opt. Call A+ 1,470,000
Texas - 0.1%
9,000 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Trinity University Project, Refunding Variable Rate
Demand Series 2002, 0.120%, 6/01/33, (Mandatory Put 1/7/2022) (11)
1/22 at 100.00 N/R 9,000,000
Virginia - 0.0%
3,095 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc.,
Series 2002, 1.450%, 4/01/27, (AMT) (11)
No Opt. Call A- 3,126,294
Total Short-Term Investments (cost $124,305,000) 124,315,361
Total Investments (cost $8,719,002,173 ) - 100.0% 8,985,008,198
Borrowings - (0.3)% (12) (23,760,999)
Other Assets Less Liabilities - 0.3% 26,484,042
Net Assets - 100% $ 8,987,731,242

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ –
$
8,729,635,573 $ –
$
8,729,635,573
Common Stocks – 131,057,264 – 131,057,264
Short-Term Investments:
Municipal Bonds – 124,315,361 – 124,315,361
Total
$ –
$
8,985,008,198 $ –
$
8,985,008,198
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) For fair value measurement disclosure purposes, investment classified as Level 2.

(9) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy
Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 0.000%, 1/01/34,Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(10) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(12) Borrowings as a percentage of Total investments is 0.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments December 31, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 120.0%
MUNICIPAL BONDS - 115.3%
Alabama - 1.2%
$ 2,918 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)
1/22 at 100.00 N/R $ 29
16,000 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R 11,200,000
3,398 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R 2,378,353
10,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R 10,911,900
Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1:
1,350 5.750%, 6/01/35 6/26 at 100.00 N/R 1,455,867
2,500 5.750%, 6/01/45 6/26 at 100.00 N/R 2,678,225
Homewood Educational Building Authority, Alabama,
Educational Facilities Revenue Bonds, Samford University,
Series 2019A:
2,750 4.000%, 12/01/41, (UB) (5) 12/29 at 100.00 A3 3,153,315
4,220 4.000%, 12/01/49, (UB) (5) 12/29 at 100.00 A3 4,779,783
2,095 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Project, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put
11/1/2030)
No Opt. Call B- 2,682,585
98,400 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B- 116,591,208
5,000 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured, (UB) (5)
6/30 at 100.00 A1 5,290,650
Jefferson County, Alabama, Sewer Revenue Warrants,
Capital Appreciation Subordinate Lien Series 2013F:
2,400 7.750%, 10/01/46 10/23 at 105.00 BB 2,483,520
5,000 7.900%, 10/01/50 10/23 at 105.00 BB 5,174,100
Jefferson County, Alabama, Sewer Revenue Warrants,
Senior Lien Series 2013C:
16,370 6.500%, 10/01/38 - AGM Insured 10/23 at 105.00 BB+ 16,963,249
5,000 6.600%, 10/01/42 - AGM Insured 10/23 at 105.00 BB+ 5,180,250
2,520 6.750%, 10/01/46 - AGM Insured 10/23 at 105.00 BB+ 2,609,510
10,000 6.900%, 10/01/50 - AGM Insured 10/23 at 105.00 BB+ 10,351,800
17,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.000%, 10/01/42
10/23 at 105.00 BB 20,268,682
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013E, 0.000%, 10/01/35
10/23 at 41.20 BB 402,850
6,000 Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects,
Series 2020, 4.000%, 11/01/45, 144A
11/29 at 100.00 N/R 6,507,000
32,835 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R 35,768,479

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
Talladega, Alabama, Water and Sewer Revenue Warrants,
Series 2021A:
$ 2,000 3.000%, 9/01/46 - AGM Insured, (UB) (5) 9/31 at 100.00 AA $ 2,164,060
3,000 3.000%, 9/01/51 - AGM Insured, (UB) (5) 9/31 at 100.00 AA 3,229,560
23,605 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R 26,091,787
15,610 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series
2019B, 4.000%, 9/01/48, (UB) (5)
9/29 at 100.00 AA- 18,052,809
291,770 Total Alabama 316,369,571
Alaska - 0.0%
1,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
6/31 at 100.00 BBB+ 1,150,820
Arizona - 2.6%
6,360 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 7,510,079
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
1,670 5.125%, 7/01/37, 144A 7/26 at 100.00 BB 1,908,559
2,000 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 2,273,280
1,885 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB 2,156,610
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Franklin Phonetic
Charter School Project, Refunding Series 2017:
580 5.500%, 7/01/37, 144A 7/27 at 100.00 N/R 633,256
1,390 5.750%, 7/01/47, 144A 7/27 at 100.00 N/R 1,511,708
1,505 5.875%, 7/01/52, 144A 7/27 at 100.00 N/R 1,642,105
2,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence, East Tucson & Central
Tucson Projects, Series 2019A, 5.000%, 7/01/54, 144A
7/24 at 101.00 N/R 2,099,600
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Montessori Academy
Projects, Refunding Series 2017A:
700 6.000%, 11/01/37, 144A 11/27 at 100.00 N/R 733,138
3,850 6.250%, 11/01/50, 144A 11/27 at 100.00 N/R 4,009,390
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 5.000%, 3/01/37, 144A
9/27 at 100.00 BB+ 1,770,385
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2017B:
1,280 5.125%, 7/01/47, 144A 7/27 at 100.00 BB 1,445,094
565 5.250%, 7/01/51, 144A 7/27 at 100.00 BB 640,230
15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 15,232,200
15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 14,797,200

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R $ 3,002,790
5,440 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus
Project, Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 N/R 5,688,282
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Leman Academy of Excellence
Projects, Series 2017A:
1,500 5.000%, 7/01/37, 144A 7/22 at 101.00 N/R 1,530,045
3,555 5.250%, 7/01/47, 144A 7/22 at 101.00 N/R 3,624,891
3,945 5.250%, 7/01/52, 144A 7/22 at 101.00 N/R 4,021,573
3,260 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 5.500%, 12/15/48, 144A
12/26 at 100.00 BB 3,696,155
3,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada, Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A
7/26 at 100.00 BB+ 3,604,765
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Pinecrest Academy of Nevada,
Sloan Canyon Campus Project, Series 2020A-2:
6,145 6.000%, 9/15/38, 144A 9/23 at 105.00 BB+ 6,862,244
20,060 6.150%, 9/15/53, 144A 9/23 at 105.00 BB+ 22,320,361
1,400 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds, Pensar Academy Project, Series 2020, 5.000%,
7/01/45, 144A
7/28 at 100.00 BB- 1,526,084
11,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
6/28 at 100.00 N/R 13,001,922
10,010 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45, (UB) (5)
2/30 at 100.00 A 10,620,210
22,350 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R 22,055,203
9,573 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A 2021 960240
(4)
7/27 at 100.00 N/R 7,371,262
2,000 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project,
Refunding Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 N/R 2,102,300
Eastmark Community Facilities District 1, Mesa, Arizona,
General Obligation Bonds, Series 2014:
655 5.000%, 7/15/29, 144A 7/24 at 100.00 N/R 711,926
650 5.000%, 7/15/33, 144A 7/24 at 100.00 N/R 706,758
750 5.000%, 7/15/38, 144A 7/24 at 100.00 N/R 813,788
1,056 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014,
5.375%, 7/01/39, 144A
7/24 at 100.00 N/R 1,105,674
2,055 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 2,
Series 2015, 5.000%, 7/01/39, 144A
7/25 at 100.00 N/R 2,157,257
3,250 Florence Town Inc., Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional School Project - Queen Creek and
Casa Grande Campuses, Series 2013, 6.000%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 Ba2 (6) 3,519,717

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 7,700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R $ 8,212,281
2,685 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020,
5.500%, 10/01/51, 144A
10/27 at 103.00 N/R 3,068,955
17,465 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 0.000%, 9/01/51, (UB) (5)
3/31 at 100.00 A2 18,219,837
14,335 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41, (UB) (5)
1/28 at 100.00 AA- 16,357,812
17,830 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48, (UB) (5)
7/30 at 100.00 AA- 18,854,334
23,575 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49, (UB) (5)
7/30 at 100.00 AA- 24,905,573
9,730 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%,
1/01/49, (UB) (5)
7/30 at 100.00 AA- 10,279,161
345 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.300%, 7/15/25
1/22 at 100.00 N/R 324,359
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B:
5,500 4.000%, 7/01/44, (AMT), (UB) (5) 7/29 at 100.00 A 6,311,030
11,710 5.000%, 7/01/44, (AMT), (UB) (5) 7/29 at 100.00 A 14,306,458
11,655 5.000%, 7/01/49, (AMT), (UB) (5) 7/29 at 100.00 A 14,152,667
12,555 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Refunding Junior Lien Series 2017D, 4.000%, 7/01/40, (UB) (5)
7/27 at 100.00 A 14,269,762
3,130 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB 3,440,684
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Project, Series 2014A:
3,000 6.500%, 7/01/34, 144A 7/24 at 100.00 Ba2 3,413,010
10,000 6.750%, 7/01/44, 144A 7/24 at 100.00 Ba2 11,368,900
4,650 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/45, 144A
7/25 at 100.00 Ba2 5,090,169
5,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/46, 144A
7/26 at 100.00 Ba2 5,586,550
530 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence - Oro Valley Project,
Series 2019A, 5.000%, 7/01/54, 144A
7/22 at 101.00 N/R 539,593
Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Guam Facilities Foundation, Inc. Project,
Series 2014:
21,375 5.000%, 2/01/29 2/24 at 100.00 B+ 21,942,934
18,375 5.125%, 2/01/34 2/24 at 100.00 B+ 18,887,662
22,835 5.375%, 2/01/41 2/24 at 100.00 B+ 23,588,327
Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Rowan University Project, Series 2012:
5,000 5.000%, 6/01/42, (UB) (5) 6/22 at 100.00 A3 5,088,300

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Rowan University Project, Tender Option
Bond Trust 2016-XF2337:
$ 775 17.334%, 6/01/42, 144A, (IF) 6/22 at 100.00 A3 $ 829,676
975 17.340%, 6/01/42, 144A, (IF) (5) 6/22 at 100.00 A3 1,043,806
1,500 17.361%, 6/01/42, 144A, (IF) (5) 6/22 at 100.00 A3 1,605,990
1,265 17.361%, 6/01/42, 144A, (IF) (5) 6/22 at 100.00 A3 1,354,385
375 17.361%, 6/01/42, 144A, (IF) (5) 6/22 at 100.00 A3 401,498
2,080 18.303%, 6/01/42, 144A, (IF) (5) 6/22 at 100.00 A3 2,242,427
9,210 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 N/R 9,382,503
6,325 Phoenix Industrial Development Authority, Arizona, Multifamily Housing
Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series
2016A, 5.125%, 7/01/36
7/24 at 101.00 N/R 6,350,616
3,760 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010,
6.625%, 4/01/40
1/22 at 100.00 N/R 3,761,654
Pima County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Desert Heights Charter
School, Series 2014:
1,000 7.000%, 5/01/34 5/24 at 100.00 N/R 1,093,130
1,800 7.250%, 5/01/44 5/24 at 100.00 N/R 1,965,780
1,650 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project, Series
2019, 5.000%, 6/15/52, 144A
6/25 at 100.00 N/R 1,767,331
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
2,870 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 2,699,350
4,865 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 4,458,967
5,120 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/55, 144A
7/26 at 103.00 N/R 5,561,037
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016:
3,445 5.250%, 7/01/36 7/26 at 100.00 BB- 3,768,796
5,700 5.375%, 7/01/46 7/26 at 100.00 BB- 6,188,148
6,830 5.500%, 7/01/51 7/26 at 100.00 BB- 7,396,958
13,805 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R 15,600,478
1,465 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Imagine East Mesa Charter Schools Project,
Series 2019, 5.000%, 7/01/49, 144A
7/26 at 100.00 N/R 1,561,236
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, LEAD Charter School
Project, Series 2014:
1,860 6.750%, 3/01/34 3/24 at 100.00 N/R 1,943,458
4,990 8.750%, 3/01/44 3/24 at 100.00 N/R 5,379,420
8,790 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2014A, 9.000%, 2/01/44
2/24 at 100.00 N/R 9,841,020
2,660 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 2,819,361

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 11,315 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R $ 13,123,363
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020:
1,405 5.000%, 6/15/35, 144A 6/28 at 100.00 N/R 1,498,095
5,115 5.250%, 6/15/50, 144A 6/28 at 100.00 N/R 5,400,673
2,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020-1, 5.000%, 6/15/50, 144A
6/28 at 100.00 N/R 2,141,940
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019:
685 5.125%, 7/01/39 7/25 at 100.00 N/R 721,743
1,050 5.250%, 7/01/49 7/25 at 100.00 N/R 1,101,440
Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Carden Traditional Schools
Project, Series 2012:
140 7.000%, 1/01/22 No Opt. Call B- 140,000
4,275 7.375%, 1/01/32 1/22 at 100.00 B- 4,277,138
6,695 7.500%, 1/01/42 1/22 at 100.00 B- 6,697,611
5,770 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB 6,279,376
15,180 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51, (UB) (5)
4/31 at 100.00 A 15,982,718
10,530 Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal
Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25
5/22 at 100.00 N/R 10,670,049
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
60 5.250%, 12/01/22 No Opt. Call BBB+ 62,526
80 5.250%, 12/01/28 No Opt. Call BBB+ 100,278
21,530 5.500%, 12/01/37, 144A No Opt. Call Ba3 31,365,981
16,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 0.000%, 10/01/56 (7)
10/29 at 103.00 N/R 13,363,040
Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A:
2,140 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R 2,369,023
2,665 6.125%, 10/01/47, 144A 10/27 at 100.00 N/R 2,928,329
3,085 6.125%, 10/01/52, 144A 10/27 at 100.00 N/R 3,381,653
4,340 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Series 2012, 5.125%, 3/01/42, 144A
9/22 at 100.00 BB+ 4,422,937
1,185 Yuma County Industrial Development Authority, Arizona, Exempt
Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A,
6.375%, 12/01/37, (AMT)
2/22 at 100.00 N/R 1,184,858
607,734 Total Arizona 652,844,195
Arkansas - 0.5%
74,815 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- 82,406,478

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas (continued)
$ 20,420 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 B- $ 23,047,441
1,000 Boone County, Arkansas, Hospital Revenue Refunding Bonds, North
Arkansas Regional Medical Center Project, Refunding Series 2021,
3.000%, 5/01/33
5/27 at 100.00 N/R 1,006,500
10,000 Fayetteville School District 1, Washington County, Arkansas, General
Obligation Bonds, Refunding & School Construction Series 2020,
3.000%, 6/01/50, (UB) (5)
6/25 at 100.00 Aa2 10,358,700
106,235 Total Arkansas 116,819,119
California - 16.8%
Allan Hancock Joint Community College District, California,
General Obligation Bonds, Election 2006 Series 2012C:
10,000 0.000%, 8/01/44, (UB) (5) 8/38 at 100.00 AA 9,080,000
10,000 0.000%, 8/01/47, (UB) (5) 8/40 at 100.00 AA 9,413,100
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series 1997C:
5,500 0.010%, 9/01/34 - AGM Insured No Opt. Call A2 4,323,495
2,325 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA (6) 1,832,356
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 1,518,505
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
300 5.250%, 3/01/36 3/26 at 100.00 Ba3 336,465
9,075 5.000%, 3/01/41 3/26 at 100.00 Ba3 10,000,741
10,900 5.000%, 3/01/46 3/26 at 100.00 Ba3 11,965,475
3,415 Antioch Unified School District, Contra Costa County, California, General
Obligation Bonds, School Facilities Improvement District 1, Tender
Option Bond Trust 2016-XG0071, 17.526%, 8/01/47, 144A, (IF) (5)
8/23 at 100.00 A+ 4,271,619
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Election 2016 Series 2017A:
4,890 4.000%, 11/01/42, (UB) (5) 11/26 at 100.00 A+ 5,368,535
3,750 4.000%, 11/01/46, (UB) (5) 11/26 at 100.00 A+ 4,098,863
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 0.000%, 5/01/42 (7) 5/40 at 100.00 A+ 1,666,629
4,480 0.000%, 5/01/47 (7) 5/40 at 100.00 A+ 4,330,099
4,210 Banning Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 - AGM
Insured, (UB) (5)
8/27 at 100.00 AA 4,682,867
Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Subordinate Fixed Rate
Series 2017S-7:
13,000 4.000%, 4/01/47, (UB) (5) 4/27 at 100.00 A1 14,898,910
1,000 4.000%, 4/01/49, (UB) (5) 4/27 at 100.00 A1 1,144,800
19,315 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54, (Pre-
refunded 10/01/24), (UB) (5)
10/24 at 100.00 A1 (6) 21,763,563
7,465 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54, (UB)
(5)
10/29 at 100.00 A1 7,893,491
1,000 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 20 Series 2012B, 5.950%, 9/01/35, (Pre-refunded
9/01/22)
9/22 at 100.00 N/R (6) 1,037,840
2,000 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011, 9.750%, 5/01/38
1/22 at 100.00 N/R 2,011,560

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 7,205 Cabrillo Unified School District, San Mateo County, California, General
Obligation Bonds, Series 2017C, 4.000%, 8/01/46, (UB) (5)
8/26 at 100.00 AA- $ 8,114,487
4,155 Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 -
AGM Insured, (UB) (5)
8/27 at 100.00 AA 4,621,690
9,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 10,079,758
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43,
144A
8/31 at 100.00 N/R 4,125,240
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series
2021A-2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 3,832,400
1,925 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Junior Lien Series 2021A-2,
4.000%, 8/01/46, 144A
8/31 at 100.00 N/R 1,889,445
14,080 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 14,034,803
3,335 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-1, 3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 3,024,678
10,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 10,083,150
24,625 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 25,075,637
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 4,764,500
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Fresno County Tobacco Funding Corporation,
Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46
1/22 at 21.04 N/R 2,100,100
14,700 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 0.000%, 6/01/57
1/22 at 13.47 N/R 1,975,974
27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R 5,428,080
70,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
1/22 at 25.12 N/R 17,551,800
28,600 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46
1/22 at 24.39 N/R 6,962,384
8,325 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R 2,235,512
2,500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 2,503,650
34,360 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 37,044,547

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,665 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2015A, 4.000%, 8/15/40, (Pre-
refunded 8/15/25), (UB)
8/25 at 100.00 A (6) $ 7,523,119
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
11,530 4.000%, 11/15/41, (UB) (5) 11/26 at 100.00 A 13,000,306
22,820 5.000%, 11/15/46, (Pre-refunded 11/15/26), (UB) (5) 11/26 at 100.00 N/R (6) 27,704,621
33,090 5.000%, 11/15/46, (UB) (5) 11/26 at 100.00 A 39,164,331
27,515 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48, (UB)
(5)
11/27 at 100.00 A 31,274,374
24,760 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42, (UB) (5)
11/27 at 100.00 A 28,418,290
6,435 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39, (UB)
(5)
3/26 at 100.00 A 7,109,838
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
15,000 4.000%, 8/15/48, (UB) (5) 8/31 at 100.00 N/R 17,751,600
15,625 3.000%, 8/15/51, (UB) (5) 8/31 at 100.00 N/R 16,675,313
California Health Facilities Financing Authority, Revenue
Bonds, El Camino Hospital, Series 2017:
3,810 5.000%, 2/01/42, (UB) (5) 2/27 at 100.00 A1 4,581,297
6,830 5.000%, 2/01/47, (UB) (5) 2/27 at 100.00 A1 8,177,627
California Health Facilities Financing Authority, Revenue
Bonds, Kaiser Permanante System, Tender Option Bond
Trust 2015-XF1002:
605 17.313%, 4/01/42, 144A, (IF) (5) 4/22 at 100.00 AA- 631,547
1,250 17.347%, 4/01/42, 144A, (IF) (5) 4/22 at 100.00 AA- 1,304,963
California Health Facilities Financing Authority, Revenue
Bonds, Kaiser Permanente System, Series 2017A-2:
10,000 4.000%, 11/01/38, (UB) (5) 11/27 at 100.00 AA- 11,608,000
140,100 4.000%, 11/01/44, (UB) (5) 11/27 at 100.00 AA- 161,843,520
42,070 5.000%, 11/01/47, (UB) (5) No Opt. Call AA- 64,176,523
9,250 4.000%, 11/01/51, (UB) (5) 11/27 at 100.00 AA- 10,574,230
California Health Facilities Financing Authority, Revenue
Bonds, Lucile Salter Packard Children's Hospital, Tender
Option Bond Trust 2015-XF0152:
540 18.044%, 8/15/43, 144A, (IF) (5) 8/24 at 100.00 A+ 778,750
1,250 18.071%, 8/15/51, 144A, (IF) (5) 8/22 at 100.00 A+ 1,399,025
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
261 21.938%, 10/01/38, 144A, (IF) (5) 10/24 at 100.00 AA- 417,021
199 21.938%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R 317,958
845 21.802%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 1,320,135
3,150 21.877%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 4,927,513
2,000 21.877%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 3,128,580
2,000 21.877%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 3,128,580
29,145 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47, (UB) (5)
10/26 at 100.00 AA- 32,762,477
3,335 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB) (5)
8/25 at 100.00 AA- 3,809,104

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Health Facilities Financing Authority, Revenue
Bonds, Stanford Hospitals and Clinics, Tender Option Bond
Trust 2016-XG0049:
$ 2,385 18.164%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (6) $ 2,669,244
2,000 18.169%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (6) 2,238,440
1,610 22.113%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (6) 1,849,794
1,800 22.125%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (6) 2,068,236
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 N/R 1,589,755
8,715 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45,
(Pre-refunded 10/01/26), (UB) (5)
10/26 at 100.00 AAA (6) 10,147,659
6,085 California Infrastructure and Economic Development Bank, Revenue
Bonds, Academy of Motion Picture Arts and Sciences Obligated Group,
Series 2015A, 4.000%, 11/01/45, (UB) (5)
11/23 at 100.00 Aa2 6,442,433
1,490 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 1,677,040
11,085 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Series 2018A,
5.750%, 10/01/48, 144A
10/22 at 105.00 N/R 11,887,332
1,025 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Taxable Series 2018B,
5.500%, 10/01/25, 144A
10/22 at 105.00 N/R 1,066,164
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
10/22 at 102.00 BB 1,561,785
California Municipal Finance Authority Charter School
Revenue Bonds, River Charter Schools Project, Series
2018A:
640 5.500%, 6/01/38, 144A 6/26 at 100.00 BB 719,367
1,595 5.500%, 6/01/48, 144A 6/26 at 100.00 BB 1,771,678
1,550 5.500%, 6/01/53, 144A 6/26 at 100.00 BB 1,718,299
1,150 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A,
5.000%, 6/01/48, 144A
6/28 at 100.00 Ba1 1,310,437
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
500 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 554,510
6,275 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 6,859,328
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
1,515 5.000%, 10/01/49, 144A 10/27 at 100.00 N/R 1,638,745
1,650 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 1,777,628
2,000 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44
10/22 at 102.00 BB 2,079,040
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities Project,
Series 2012A:
200 5.250%, 8/01/42 8/22 at 100.00 BB 202,816
675 5.300%, 8/01/47 8/22 at 100.00 BB 684,463
1,975 California Municipal Finance Authority, Charter School Revenue Bonds,
Rocketship Education Multiple Projects, Series 2014A, 7.000%, 6/01/34
6/22 at 102.00 N/R 2,057,930

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,680 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49,
144A
8/24 at 100.00 BB- $ 1,816,483
865 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45,
144A
8/26 at 100.00 N/R 975,781
California Municipal Finance Authority, Educational
Facilities Revenue Bonds, OCEAA Project, Series 2008A:
635 6.750%, 10/01/28 1/22 at 100.00 N/R 636,753
1,000 7.000%, 10/01/39 1/22 at 100.00 N/R 1,002,480
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R 1,349,883
5,000 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 N/R (6) 5,211,950
7,580 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R (6) 8,481,944
California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A:
1,000 5.000%, 11/01/36, 144A 11/26 at 100.00 N/R 1,162,300
3,935 5.000%, 11/01/46, 144A 11/26 at 100.00 N/R 4,512,343
8,000 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51, (UB) (5)
2/32 at 100.00 N/R 9,381,920
California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern
Nevada Project, Series 2012A:
550 6.625%, 1/01/32, 144A 1/22 at 100.00 N/R 550,742
515 6.875%, 1/01/42, 144A 1/22 at 100.00 N/R 515,577
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R 1,279,067
10,000 California Municipal Finance Authority, Revenue Bonds, HumanGood
California Obligated Group, Series 2021., 3.000%, 10/01/49, (UB) (5)
10/28 at 103.00 A- 10,198,700
9,350 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured,
(AMT), (UB) (5)
6/28 at 100.00 BBB- 10,493,318
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 N/R 7,897,960
3,690 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 4,236,858
California Municipal Finance Authority, Student Housing
Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student
Housing Project, Series 2021:
14,500 3.000%, 5/15/51 - BAM Insured, (UB) (5) 5/31 at 100.00 Baa3 15,451,780
5,835 3.000%, 5/15/54 - BAM Insured, (UB) (5) 5/31 at 100.00 Baa3 6,192,627
5,600 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (4)
No Opt. Call N/R 336,000
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (4)
12/23 at 102.00 N/R 1,489,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
$ 5,500 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 Baa3 $ 5,673,965
940 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 Baa3 969,582
7,910 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 8,428,263
California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A:
870 5.000%, 6/15/39, 144A 6/23 at 100.00 N/R 893,325
1,000 5.000%, 6/15/49, 144A 6/23 at 100.00 N/R 1,023,950
California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project,
Series 2017A:
2,055 6.125%, 6/15/37 6/27 at 100.00 N/R 2,338,919
3,025 6.250%, 6/15/47 6/27 at 100.00 N/R 3,413,440
250 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23
No Opt. Call N/R 251,897
10,000 California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 4.000%, 8/01/47, (UB) (5)
2/28 at 100.00 Aa3 11,345,300
1,700 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 Caa2 1,518,440
California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group,
Series 2016A:
4,350 5.000%, 7/01/36, 144A 7/26 at 100.00 BB+ 4,872,131
2,360 5.000%, 7/01/46, 144A 7/26 at 100.00 BB+ 2,598,643
California School Finance Authority Charter School
Revenue Bonds, California, ACE Charter Schools,
Obligated Group, Series 2016A:
2,755 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,974,932
950 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 1,017,735
6,930 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R 7,631,455
730 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B,
6.000%, 6/01/31, 144A
6/28 at 102.00 N/R 744,118
California School Finance Authority, California, Charter
School Revenue Bonds, Encore Education Obligated
Group, Series 2016A:
2,010 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,010,683
1,100 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 1,074,733
1,890 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 N/R 1,918,104
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2016A:
5,855 5.750%, 6/01/42 6/26 at 100.00 N/R 6,597,473
5,065 5.875%, 6/01/52 6/26 at 100.00 N/R 5,695,339

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,000 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%,
6/01/49, 144A
6/26 at 100.00 N/R $ 1,079,400
California School Finance Authority, Charter School
Revenue Bonds, CIty Charter School Obligated Group,
Series 2016A:
2,525 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,737,428
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 3,156,401
1,000 California School Finance Authority, Charter School Revenue Bonds,
Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A
10/22 at 100.00 BBB- 1,023,000
California School Finance Authority, Charter School
Revenue Bonds, Escuela Popular Charter School, Series
2017:
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R 1,409,075
4,825 6.500%, 7/01/50, 144A 7/27 at 100.00 N/R 5,416,931
1,680 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A
5/27 at 100.00 N/R 1,859,306
1,135 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55,
144A
6/27 at 100.00 N/R 1,260,679
1,460 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A, 5.250%,
6/01/52, 144A
6/26 at 100.00 N/R 1,611,154
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Public Schools Obligated
Group, Series 2017G:
610 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 680,467
525 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 583,973
California School Finance Authority, Charter School
Revenue Bonds, Russell Westbrook Why Not, Academy,
Obligated Group, Series 2021A:
3,410 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R 3,498,319
11,050 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R 11,254,204
California School Finance Authority, Charter School
Revenue Bonds, Santa Clarita Valley International School
Project, Series 2021A:
800 4.000%, 6/01/51 6/31 at 100.00 N/R 852,752
1,300 4.000%, 6/01/61 6/31 at 100.00 N/R 1,371,643
10,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 10,275,200
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,205 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ 1,314,872
2,390 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 2,613,035
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities Valley
Project, Series 2014:
2,010 6.400%, 8/01/34, 144A 2/24 at 100.00 BB 2,184,970
4,960 6.750%, 8/01/44, 144A 2/24 at 100.00 BB 5,409,872
1,300 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A
11/24 at 100.00 N/R 1,409,330
690 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.125%, 7/01/44
7/24 at 100.00 BBB 750,934

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, School Facility
Revenue Bonds, Value Schools, Series 2016A:
$ 1,280 5.750%, 7/01/41, 144A 7/26 at 100.00 BB+ $ 1,489,997
2,250 6.000%, 7/01/51, 144A 7/26 at 100.00 BB+ 2,631,600
4,000 California State University, Systemwide Revenue Bonds, Series 2021A,
3.000%, 11/01/52, (UB) (5)
11/31 at 100.00 AA- 4,263,200
10,540 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1029, 18.052%, 9/01/32, 144A, (IF) (5)
9/23 at 100.00 AA- 13,694,938
15,725 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1039, 18.157%, 4/01/43, 144A, (IF) (5)
4/23 at 100.00 AA- 19,238,122
3,055 California State, General Obligation Bonds, Various Purpose Series 2015,
4.000%, 8/01/45, (UB) (5)
8/25 at 100.00 AA- 3,371,193
10,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46, (UB) (5)
8/26 at 100.00 AA- 11,779,400
California State, General Obligation Bonds, Various
Purpose Series 2021:
3,000 3.000%, 12/01/46, (UB) (5) 12/30 at 100.00 AA- 3,243,930
1,000 3.000%, 12/01/49, (UB) 12/30 at 100.00 AA- 1,079,890
California State, General Obligation Bonds, Various
Purpose, Tender Option Bond Trust 2015-XF1041:
2,500 18.057%, 11/01/43, 144A, (IF) (5) 11/23 at 100.00 AA- 3,319,500
750 14.096%, 11/01/44, 144A, (IF) (5) 11/24 at 100.00 AA- 1,023,735
California Statewide Communities Development Authority:
6,000 4.000%, 5/15/46, (UB) (5) 5/31 at 100.00 AA (6) 6,947,760
5,000 3.000%, 5/15/54, (UB) (5) 5/31 at 100.00 N/R 5,254,450
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
9,515 5.250%, 12/01/44 12/24 at 100.00 BB- 10,703,233
80,755 5.500%, 12/01/54 12/24 at 100.00 BB- 91,320,177
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
13,625 5.000%, 12/01/41, 144A 6/26 at 100.00 BB- 15,691,504
8,915 5.000%, 12/01/46, 144A 6/26 at 100.00 BB- 10,249,754
79,455 5.250%, 12/01/56, 144A 6/26 at 100.00 BB- 92,008,890
1,000 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B 1,059,630
440 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust
2015-XF1035, 22.101%, 11/15/49, (Pre-refunded 11/15/24) - AGM
Insured, 144A, (IF) (5)
11/24 at 100.00 AA (6) 734,373
12,750 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50, (UB) (5)
4/30 at 100.00 A 13,467,825
9,900 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities and Services , Series 2021A, 3.000%,
4/01/46, (UB) (5)
4/31 at 100.00 N/R 10,398,762
25,000 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44,
(UB) (5)
7/24 at 100.00 A- 27,916,750
California Statewide Communities Development Authority,
Revenue Bonds, John Muir Health, Series 2016A:
3,000 4.000%, 8/15/41, (UB) (5) 8/26 at 100.00 A+ 3,369,210
5,440 5.000%, 8/15/51, (UB) (5) 8/26 at 100.00 A+ 6,361,210

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,500 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57, (UB) (5)
12/27 at 100.00 A+ $ 7,818,460
California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing
Project, Refunding Series 2016A:
3,610 5.000%, 6/01/36, 144A 6/26 at 100.00 N/R 4,122,078
8,150 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 9,202,328
14,940 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45,
(UB) (5)
8/23 at 100.00 BBB+ 15,393,130
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%,
10/01/32, (Pre-refunded 10/01/22)
10/22 at 100.00 N/R (6) 1,040,130
3,000 California Statewide Communities Development Authority, School Facility
Revenue Bonds, Children of Promise, Series 2015A, 0.000%, 7/01/45,
144A (4)
7/25 at 100.00 N/R 2,850,000
1,950 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2012-01, Fancher Creek, Series
2013A, 5.700%, 9/01/43
9/22 at 100.00 N/R 2,001,402
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A:
3,245 5.375%, 9/01/35 9/25 at 100.00 N/R 3,580,955
3,285 5.625%, 9/01/45 9/25 at 100.00 N/R 3,623,158
3,745 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
1/22 at 100.00 N/R 3,745,337
1,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021A,
4.000%, 9/02/51
9/31 at 100.00 N/R 1,137,250
1,100 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2021C, 4.000%, 9/02/51
9/31 at 100.00 N/R 1,198,417
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
386 5.750%, 7/01/24 (4),(8) 1/22 at 100.00 N/R 317,872
1,859 5.750%, 7/01/30 (4),(8) 1/22 at 100.00 N/R 1,532,246
2,736 5.750%, 7/01/35 (4),(8) 1/22 at 100.00 N/R 2,255,911
2,370 5.500%, 7/01/39 (4),(8) 1/22 at 100.00 N/R 1,953,821
476 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (4),(8)
1/22 at 100.00 N/R 392,267
6,500 Carlsbad Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2018 Series 2021B, 3.000%, 8/01/46,
(UB) (5)
8/31 at 100.00 AA 7,029,035
1,085 Cathedral City Public Financing Authority, California, Tax Allocation
Bonds, Merged Redevelopment Project, Series 2000A, 0.000%,
8/01/33 - NPFG Insured
No Opt. Call Baa2 855,620
12,780 Central Union High School District, Imperial County, California, General
Obligation Bonds, Election 2016 Series 2019, 4.000%, 8/01/49, (UB)
(5)
8/28 at 100.00 Aa3 14,725,116
2,385 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 2,470,717
3,595 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 3,527,090

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,795 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R $ 5,205,706
9,650 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 9,460,185
14,500 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45, 144A
2/32 at 100.00 N/R 14,217,250
2,500 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 2,273,800
1,000 Compton Community Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Redevelopment Projects, Housing Second Lien Series
2010A, 5.500%, 8/01/30
1/22 at 100.00 N/R 1,003,130
155 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
1/22 at 100.00 N/R 155,412
5,750 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%,
9/01/39
1/22 at 100.00 N/R 5,765,755
2,500 Contra Costa Community College District, Contra Costa County,
California, General Obligation Bonds, Tender Option Trust 2015-
XF0229, 18.113%, 2/01/23, 144A, (IF) (5)
No Opt. Call AA+ (6) 3,252,250
500 Corona-Norco Unified School District Public Financing Authority,
California, Special Tax Revenue Bonds, Refunding Junior Lien Series
2013B, 5.000%, 9/01/35, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (6) 538,795
18,135 Cotati-Rohnert Park Unified School District, Sonoma County, California,
General Obligation Bonds, 2014 Election Series 2017A, 4.000%,
8/01/46 - BAM Insured, (UB)
8/26 at 100.00 A1 20,226,691
5,805 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 5,633,694
6,450 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R 6,137,239
10,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 10,033,900
8,080 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 8,004,290
10,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 10,510,500
13,700 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 14,249,233
7,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 7,507,850
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57,
144A
2/32 at 100.00 N/R 2,911,740
10,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Social Senior Lien Series 2021A-2, 3.000%,
2/01/57, 144A
2/32 at 100.00 N/R 9,241,900

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 15,220 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 N/R $ 15,755,287
12,560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 N/R 11,766,334
3,590 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 3,594,308
5,210 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 5,427,570
9,735 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R 8,722,463
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2,
4.000%, 9/01/56, 144A
9/31 at 100.00 N/R 2,099,680
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 1,902,060
7,540 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56,
144A
8/31 at 100.00 N/R 7,806,991
12,840 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 12,014,516
4,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 3,998,565
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 2,151,740
20,650 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 21,528,451
4,375 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 3,964,756
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series
2021B, 4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 990,660
12,120 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A,
3.000%, 9/01/56, 144A
9/31 at 100.00 N/R 11,113,798
21,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 18,383,400
32,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 32,704,100
8,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021B, 4.000%, 12/01/59
6/32 at 100.00 N/R 6,635,430

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 9,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R $ 8,074,617
5,820 Davis Joint Unified School District, Yolo County, California, General
Obligation Bonds, Series 2019, 4.000%, 8/01/40, (UB) (5)
8/26 at 100.00 AA 6,522,067
Downey Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2014 Series
2021C:
4,560 3.000%, 8/01/45, (UB) (5) 8/31 at 100.00 AA- 4,917,231
6,805 3.000%, 8/01/48, (UB) (5) 8/31 at 100.00 AA- 7,319,662
10,535 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/44, (UB)
(5)
8/26 at 100.00 Aa2 11,789,086
Fairfield, California, Certificates of Participation, Fairfield
Water Financing Series 2007A:
4,000 0.000%, 4/01/32 - SYNCORA GTY Insured No Opt. Call AA 3,349,720
5,480 0.000%, 4/01/33 - SYNCORA GTY Insured No Opt. Call AA 4,477,544
5,480 0.000%, 4/01/34 - SYNCORA GTY Insured No Opt. Call AA 4,364,107
5,875 0.000%, 4/01/38 - SYNCORA GTY Insured, (UB) (5) No Opt. Call AA 4,171,955
3,460 Fairfield, California, Special Tax Bonds, Community Facilities District
2007-1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
3/22 at 100.00 N/R 3,494,669
7,385 Fillmore, California, Wastewater Revenue Bonds, Refunding Series 2017,
4.000%, 5/01/42 - AGM Insured, (UB) (5)
5/27 at 100.00 A2 8,432,488
5,500 Fontana Unified School District, San Bernardino County, California,
General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44
- AGM Insured, (UB) (5)
8/28 at 100.00 Aa3 5,531,515
30,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (5)
1/31 at 100.00 Baa2 35,045,400
6,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 5.625%, 1/15/32 - AGM
Insured
1/31 at 100.00 BBB 7,209,480
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53
- AGM Insured, (UB) (5)
7/29 at 100.00 A2 5,592,500
10,715 Fresno Unified School District, 3.000%, 8/01/55, (UB) (5) 8/29 at 100.00 Aa3 11,241,535
Fresno Unified School District, Fresno County, California,
General Obligation Bonds, Crossover Refunding Series
2016B:
9,550 0.000%, 8/01/43 8/26 at 54.52 Aa3 4,773,185
6,900 4.000%, 8/01/46, (UB) (5) 8/26 at 100.00 Aa3 7,708,887
16,625 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47, (Pre-
refunded 8/01/24), (UB) (5)
8/24 at 100.00 Aa3 (6) 18,199,886
8,970 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2019B, 3.000%, 8/01/43, (UB)
(5)
8/26 at 100.00 Aa3 9,443,437
5,340 Garvey School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 - BAM
Insured, (UB) (5)
8/27 at 100.00 AA 6,003,014
3,445 Gilroy Public Facilities Financing Authority, California, Wastewater
Revenue Bonds, Series 2021A, 3.000%, 8/01/51, (UB) (5)
8/31 at 100.00 AA 3,691,111
9,275 Gilroy Public Facilities Financing Authority, Wastewater Revenue Bonds,
Series 2021A, 3.000%, 8/01/56, (UB) (5)
8/31 at 100.00 AA 9,929,351

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016
Taxable Refunding Series 2020B:
$ 2,650 0.000%, 8/01/42 2/30 at 68.75 AA- $ 1,472,472
1,875 0.000%, 8/01/43 2/30 at 66.54 AA- 1,005,975
1,765 0.000%, 8/01/44 2/30 at 64.38 AA- 913,282
1,500 0.000%, 2/01/45 2/30 at 63.32 AA- 760,305
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Refunding Series 2015A:
6,610 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 N/R (6) 7,642,284
5,390 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A+ (6) 6,231,756
1,297,117 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 257,045,653
67,815 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2,
5.300%, 6/01/37, (Pre-refunded 6/01/22)
6/22 at 100.00 B- (6) 69,236,402
7,950 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47,
(Pre-refunded 6/01/22)
6/22 at 100.00 N/R (6) 8,106,854
675 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47,
(Pre-refunded 6/01/22)
6/22 at 100.00 N/R (6) 688,318
Golden State Tobacco Securitization Corporation,
California, Tobacco Settlement Asset-Backed Bonds,
Tender Option Bond Trust 2015-XF1038:
310 17.566%, 6/01/40, 144A, (IF) (5) 6/25 at 100.00 A+ 503,418
380 17.566%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (5) 6/25 at 100.00 N/R (6) 617,094
1,115 17.581%, 6/01/40, 144A, (IF) (5) 6/25 at 100.00 A+ 1,811,284
1,370 17.581%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (5) 6/25 at 100.00 N/R (6) 2,225,524
7,000 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47, (UB) (5)
8/28 at 100.00 AA 8,076,390
18,770 Hayward Area Recreation and Park District, California, General Obligation
Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46, (UB) (5)
8/27 at 100.00 AA+ 21,422,764
Hayward Unified School District, Alameda County,
California, General Obligation Bonds, Election 2014, Series
2017:
12,580 4.000%, 8/01/39 - AGM Insured, (UB) (5) 8/26 at 100.00 AA 14,140,423
44,380 4.000%, 8/01/42 - AGM Insured, (UB) (5) 8/26 at 100.00 AA 49,708,263
2,800 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Uniion City Tropics, Refunding Series 2019, 3.250%,
5/15/39, (UB) (5)
5/29 at 100.00 A+ 3,007,704
160 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series
2008A, 5.250%, 8/15/28
1/22 at 100.00 A 160,624
279,500 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.010%, 6/01/47
1/22 at 18.56 CCC 51,766,195
11,510 Jurupa Unified School District, Riverside County, California, General
Obligation Bonds, 2014 Election Series 2017B, 4.000%, 8/01/41, (UB)
(5)
8/27 at 100.00 Aa3 13,118,292
1,100 La Verne, California, Certificates of Participation, Brethren Hillcrest
Homes, Series 2014, 5.000%, 5/15/36, (Pre-refunded 5/15/22)
5/22 at 101.00 N/R (6) 1,130,239

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,180 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%,
9/01/38, (Pre-refunded 9/01/22)
9/22 at 100.00 N/R (6) $ 1,219,211
Lammersville Joint Unified School District, California,
Special Tax Bonds, Community Facilities District  2007-1
Mountain House - Shea Homes Improvement Area 1, Series
2013:
1,500 6.000%, 9/01/38 9/23 at 100.00 N/R 1,605,780
1,000 6.000%, 9/01/43 9/23 at 100.00 N/R 1,069,940
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 1-5 Special Tax Bonds, Series 2019:
1,220 5.400%, 9/01/38 9/26 at 103.00 N/R 1,331,679
860 5.400%, 9/01/38 9/26 at 103.00 N/R 934,467
1,945 5.400%, 9/01/38 9/26 at 103.00 N/R 2,114,293
2,410 5.400%, 9/01/38 9/26 at 103.00 N/R 2,630,611
3,095 5.500%, 9/01/43 9/26 at 103.00 N/R 3,379,647
3,820 5.500%, 9/01/43 9/26 at 103.00 N/R 4,169,607
1,945 5.500%, 9/01/43 9/26 at 103.00 N/R 2,123,882
1,360 5.500%, 9/01/43 9/26 at 103.00 N/R 1,484,467
7,205 5.600%, 9/01/49 9/26 at 103.00 N/R 7,877,731
3,665 5.600%, 9/01/49 9/26 at 103.00 N/R 3,985,834
2,565 5.600%, 9/01/49 9/26 at 103.00 N/R 2,804,494
4,830 5.600%, 9/01/49 9/26 at 103.00 N/R 5,276,630
17,500 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46, (UB)
(5)
8/30 at 100.00 Aa2 18,688,775
21,925 Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49, (UB)
(5)
8/42 at 100.00 AA 21,336,314
10,255 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2017E, 4.000%,
8/01/44, (UB) (5)
8/26 at 100.00 Aa2 11,627,119
7,750 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2019F, 3.000%,
8/01/47, (UB) (5)
8/29 at 100.00 AA- 8,229,105
Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016,
Series 2017A:
6,380 4.000%, 8/01/39, (UB) (5) 8/26 at 100.00 Aa2 7,275,242
10,450 4.000%, 8/01/40, (UB) (5) 8/26 at 100.00 Aa2 11,905,372
13,045 4.000%, 8/01/41, (UB) (5) 8/26 at 100.00 Aa2 14,842,992
14,760 4.000%, 8/01/42, (UB) (5) 8/26 at 100.00 Aa2 16,771,345
32,355 4.000%, 8/01/45, (UB) (5) 8/26 at 100.00 Aa2 36,634,272
Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016,
Series 2019B:
11,240 3.000%, 8/01/48, (UB) (5) 8/29 at 100.00 AA- 11,926,427
10,975 3.000%, 8/01/50, (UB) (5) 8/29 at 100.00 AA- 11,625,708
1,765 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42 (7)
8/29 at 100.00 Aa3 2,018,136
5,665 Los Angeles County, California, Multifamily Housing Revenue Bonds,
HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42
7/22 at 100.00 N/R 5,819,994

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Private Activity/
AMT Subordinate Series 2019A:
$ 14,895 4.000%, 5/15/44, (AMT), (UB) (5) 5/29 at 100.00 A+ $ 17,133,569
11,910 5.000%, 5/15/49, (AMT), (UB) (5) 5/29 at 100.00 A+ 14,568,074
6,300 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT), (UB)
5/26 at 100.00 A+ 7,356,006
13,295 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F, 3.000%,
5/15/49, (AMT), (UB) (5)
5/29 at 100.00 A+ 13,944,328
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 4.000%,
5/15/51, (AMT), (UB) (5)
11/31 at 100.00 N/R 11,772,800
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44, (UB) (5)
7/24 at 100.00 AA- 5,529,250
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Tender Option Bond Trust
3345. As Of 6/4/2015 Converted to Trust 2015-XF2047:
1,150 17.556%, 7/01/38, 144A, (IF) (5) 7/22 at 100.00 AA- 1,257,295
1,715 17.587%, 7/01/43, 144A, (IF) (5) 1/24 at 100.00 AA- 2,297,380
16,145 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 4.000%, 7/01/47, (UB) (5)
1/27 at 100.00 Aa2 18,318,440
2,420 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Tender Option Bond Trust 3403. As of 6/4/2015
Converted to Trust 2015-XF2053, 21.833%, 7/01/44, 144A, (IF) (5)
7/24 at 100.00 Aa2 3,713,272
8,000 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2017A, 4.000%,
8/01/46, (UB) (5)
8/27 at 100.00 Aa2 9,093,760
18,700 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2018B, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 Aa2 21,575,499
1,000 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31
1/22 at 100.00 A 1,004,380
3,730 Lynwood Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2012 Series 2021E, 3.000%, 8/01/48 - BAM
Insured, (UB) (5)
8/31 at 100.00 AA 4,002,029
8,000 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46, (UB)
8/27 at 100.00 Aa3 9,200,240
25,420 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (5)
8/27 at 100.00 Aa2 28,831,872
7,895 Marin Public Financing Authority, California, Revenue Bonds, Sausalito
Marin City Sanitary District, Series 2017, 4.000%, 4/01/42, (UB) (5)
4/27 at 100.00 AA 8,942,035
Modesto Elementary School District, Stanislaus County,
California, General Obligation Bonds, Election 2018 -
Measure D Series 2021B:
4,300 3.000%, 8/01/46, (UB) (5) 2/30 at 100.00 Aa3 4,579,758
2,700 3.000%, 8/01/50, (UB) (5) 2/30 at 100.00 Aa3 2,857,437
6,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB) (5)
8/26 at 100.00 A1 6,527,820
1,075 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38
9/24 at 100.00 N/R 1,174,416

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 16,250 Moreno Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2021C, 3.000%,
8/01/50 - BAM Insured, (UB) (5)
8/31 at 100.00 Aa3 $ 17,341,350
Moreno Valley, California, Special Tax Bonds, Community
Facilities District 5, Series 2007:
1,010 5.000%, 9/01/27 3/22 at 100.00 N/R 1,017,746
1,325 5.000%, 9/01/37 3/22 at 100.00 N/R 1,335,163
19,330 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2021E,
0.000%, 8/01/45, (UB) (5)
8/31 at 71.51 AA 11,007,082
15,000 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
4.000%, 8/01/49, (UB) (5)
8/29 at 100.00 AA 17,668,950
3,940 Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005, 2.180%,
9/01/28 (4)
3/22 at 100.00 N/R 2,088,200
Norwalk La Mirada Unified School District, Los Angeles
County, California, General Obligation Bonds, Election
2014 Series 2021E:
14,855 3.000%, 8/01/46, (UB) (5) 8/31 at 100.00 Aa3 15,956,944
10,000 3.000%, 8/01/50, (UB) (5) 8/31 at 100.00 Aa3 10,653,800
8,040 Ocean View School District/Orange County CA, 3.000%, 8/01/47, (UB) 8/31 at 100.00 Aa3 8,699,119
2,305 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (7)
8/37 at 100.00 AA 2,059,379
970 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2013C,
5.550%, 8/01/43
8/38 at 100.00 AA 845,491
Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project
Areas, Series 2002:
1,230 0.000%, 12/01/31 - AMBAC Insured No Opt. Call AA- 1,034,000
1,225 0.000%, 12/01/32 - AMBAC Insured No Opt. Call AA- 1,005,578
8,910 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46, (UB)
(5)
8/27 at 100.00 Aa3 10,128,175
12,310 Palo Alto, California, Certificates of Participation, Public Safety Building,
Series 2021, 2.250%, 11/01/47, (UB) (5)
11/30 at 100.00 AA+ 12,113,779
8,000 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2017, 4.000%, 8/01/45,
(UB) (5)
8/27 at 100.00 AA 9,092,000
16,235 Patterson Public Finance Authority, California, Revenue Bonds,
Community Facilities District 2001-1, Senior Series 2013A, 5.750%,
9/01/39
9/23 at 100.00 N/R 17,337,032
2,695 Patterson Public Finance Authority, California, Revenue Bonds,
Community Facilities District 2001-1, Subordinate Lien Series 2013B,
5.875%, 9/01/39
9/23 at 100.00 N/R 2,883,407
2,500 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/28 - AMBAC Insured
No Opt. Call A 2,302,600
5,000 Pomona Unified School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election, Series 2021F, 3.000%, 8/01/48 - BAM
Insured, (UB) (5)
8/31 at 100.00 Aa3 5,414,250

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Pomona Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series
2017A:
$ 12,635 4.000%, 8/01/42 - BAM Insured, (UB) 8/26 at 100.00 AA $ 14,290,185
9,485 4.000%, 8/01/46 - BAM Insured, (UB) 8/26 at 100.00 AA 10,682,292
Pomona Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series
2020D:
8,510 2.375%, 8/01/45 - AGM Insured, (UB) (5) 8/30 at 100.00 Aa3 8,550,933
10,000 2.500%, 8/01/48 - AGM Insured, (UB) (5) 8/30 at 100.00 Aa3 10,113,500
5,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/46, (UB) (5)
No Opt. Call AA- 2,562,350
4,405 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014,
5.650%, 10/01/38
1/22 at 100.00 N/R 4,418,259
Redwood City Public Facilities and Infrastructure Authority,
San Mateo, California, Lease Revenue Bonds, Veterans
Memorial Building/Senior Center, Series 2021:
4,000 3.000%, 6/01/46, (UB) (5) 6/31 at 100.00 AA+ 4,295,600
5,135 3.000%, 6/01/51, (UB) (5) 6/31 at 100.00 AA+ 5,487,056
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA 2,282,931
1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020,
18.760%, 11/01/45, 144A, (IF) (5)
11/25 at 100.00 A+ 2,153,237
3,030 Riverside County Public Financing Authority, California, Tax Allocation
Revenue Bonds, Desert Communities & Interestate 215 Corridor
Projects, Series 2017A, 4.000%, 10/01/40 - BAM Insured, (UB) (5)
10/27 at 100.00 AA 3,429,687
6,250 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Housing Bonds, Refunding Series 2017A, 4.000%,
10/01/39 - BAM Insured, (UB) (5)
10/27 at 100.00 AA 7,075,125
Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E:
7,100 0.010%, 12/01/41 No Opt. Call BBB+ 4,323,971
7,075 0.000%, 12/01/42 No Opt. Call BBB+ 4,166,114
7,050 0.010%, 12/01/43 No Opt. Call BBB+ 4,017,936
5,600 0.010%, 12/01/44 No Opt. Call BBB+ 3,084,424
14,445 Riverside County Transportation Commission, 3.000%, 6/01/49, (UB) (5) 6/31 at 100.00 N/R 15,326,578
3,000 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46, (UB) (5)
6/31 at 100.00 N/R 3,540,690
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
550 0.010%, 9/01/36 - NPFG Insured No Opt. Call Baa2 405,163
660 0.010%, 9/01/37 - NPFG Insured No Opt. Call Baa2 470,336
Sacramento City Financing Authority California, Lease
Revenue Bonds, Master Lease Program Facilities Projects,
Tender Option Bond Trust 2016-XG0100:
2,500 19.073%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 5,393,325
1,790 19.211%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call AA- 3,857,289
3,000 19.397%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 6,471,990
6,580 19.180%, 12/01/33 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 16,830,719

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,240 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/22 at 100.00 N/R $ 5,276,156
4,945 San Bernardino City, California, Pension Obligation Bonds, Taxable Series
2020A, 6.750%, 12/15/46, 144A
6/29 at 100.00 BBB 5,638,437
7,130 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44,
(UB) (5)
No Opt. Call AA 3,760,719
1,935 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2 2,284,151
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B:
5,000 4.000%, 7/01/46, (AMT), (UB) (5) 7/31 at 100.00 N/R 5,823,500
10,000 4.000%, 7/01/51, (AMT), (UB) (5) 7/31 at 100.00 N/R 11,599,800
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2012
Election Series 2020M-2, 3.000%, 7/01/50, (UB) (5)
7/30 at 100.00 Aa2 10,642,500
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42,
(UB) (5)
7/23 at 100.00 AA- 10,557,500
20,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
(5)
7/27 at 100.00 Aa2 22,987,600
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Refunding Series
2012R-2:
10,000 0.000%, 7/01/40, (UB) (5) No Opt. Call AA- 12,171,900
29,410 0.000%, 7/01/41, (UB) (5),(7) 7/40 at 100.00 AA- 35,624,921
1,250 San Dieguito Union High School District, San Diego County, California,
General Obligation Bonds, Election 2012, Series 2021E-2, 3.000%,
8/01/43
8/30 at 100.00 AA 1,365,250
137,340 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT), (UB) (5)
5/28 at 100.00 A 166,581,059
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
10,000 5.000%, 5/01/38, (AMT), (UB) (5) 5/29 at 100.00 A 12,396,500
68,500 5.000%, 5/01/44, (AMT), (UB) (5) 5/29 at 100.00 A 84,320,760
29,150 4.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A 33,133,931
68,650 5.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A 84,053,687
54,760 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50,
(AMT), (UB) (5)
5/29 at 100.00 A 62,196,408
6,505 San Francisco Bay Area Rapid Transit District, California, Sales Tax
Revenue Bonds, Series 2019A, 3.000%, 7/01/44, (UB) (5)
7/27 at 100.00 AA 6,869,345
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission
Bay South Redevelopment Project, Subordinate Series
2016D:
2,750 0.000%, 8/01/26, 144A 1/22 at 80.96 N/R 2,223,100
8,905 0.000%, 8/01/31, 144A 1/22 at 63.28 N/R 5,624,220
17,120 0.000%, 8/01/43, 144A 1/22 at 34.58 N/R 5,908,283

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Francisco Redevelopment Agency, California, Special
Tax Bonds, Community Facilities District 6, Mission Bay
South, Series 2005B:
$ 1,375 0.000%, 8/01/30 2/22 at 60.85 N/R $ 835,725
3,020 0.000%, 8/01/34 2/22 at 47.88 N/R 1,443,953
San Mateo County Joint Powers Financing Authority,
California, Lease Revenue Bonds, Cordilleras Mental Health
Center, Series 2021A-1:
7,250 3.000%, 6/15/46 6/31 at 100.00 AA+ 7,736,547
14,025 2.500%, 6/15/55, (UB) (5) 6/31 at 100.00 AA+ 13,838,047
20,035 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
7/01/51, (UB) (5),(7)
9/41 at 100.00 AA+ 20,042,012
Sanger Unified School District:
2,465 3.000%, 8/01/48, (UB) (5) 8/31 at 100.00 AA 2,644,772
3,325 3.000%, 8/01/51, (UB) 8/31 at 100.00 AA 3,562,538
2,150 4.000%, 8/01/55, (UB) (5) 8/31 at 100.00 AA 2,556,049
13,385 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/45 - BAM
Insured, (UB) (5)
8/27 at 100.00 AA 15,059,196
5,350 Santa Ana Unified School District, Orange County, California, Certificates
of Participation, Financing Project, Series 1999, 0.000%, 4/01/32 - AGM
Insured
No Opt. Call A2 4,291,449
2,500 Santa Barbara Secondary High School District, Santa Barbara County,
California,General Obligation Bonds,  Election 2010 Series 2011A,
0.000%, 8/01/40, (UB) (5)
No Opt. Call AA 1,590,900
7,150 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
1/22 at 100.00 N/R 7,161,440
10,000 Santa Monica-Malibu Unified School District, 3.000%, 8/01/50, (UB) (5) 8/29 at 100.00 AA+ 10,737,800
Saugus-Castaic School Facilities Financing Authority,
California,  Community Facilities District 2006-1C, Special
Tax Bonds, Series 2013:
1,365 5.875%, 9/01/33 9/23 at 100.00 N/R 1,461,847
3,370 6.000%, 9/01/43 9/23 at 100.00 N/R 3,593,667
7,860 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 - AGM
Insured (7)
No Opt. Call A2 8,887,302
Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara
County Tobacco Securitization Corporation, Series 2007A:
22,000 0.000%, 6/01/36 1/22 at 45.15 N/R 9,898,240
7,500 0.000%, 6/01/47 1/22 at 24.08 N/R 1,799,250
94,800 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Turbo Capital Appreciation Series 2007C,
0.000%, 6/01/56
1/22 at 11.86 N/R 11,220,528
11,435 Solano Community College District, Solano and Yolo Counties, California,
General Obligation Bonds, Election 2012 Series 2017C, 4.000%,
8/01/46, (UB) (5)
8/27 at 100.00 AA 13,110,685
15,580 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2016, Series 2017A, 4.000%,
8/01/47, (UB) (5)
8/27 at 100.00 AA- 17,896,123
4,050 State of California, 2.375%, 10/01/46, (UB) (5) 4/31 at 100.00 N/R (6) 4,065,350

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,665 Sweetwater Union High School District, California, General Obligation
Bonds, Refunding Series 2016, 4.000%, 8/01/42, (UB) (5)
2/26 at 100.00 BBB+ $ 5,003,866
5,000 Sweetwater Union High School District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2018C, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 AA- 5,492,650
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
3/23 at 100.00 N/R 4,161,640
Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017:
3,230 5.500%, 9/01/27, 144A No Opt. Call N/R 3,510,429
3,655 5.750%, 9/01/32, 144A 9/27 at 100.00 N/R 4,151,751
4,940 6.125%, 9/01/37, 144A 9/27 at 100.00 N/R 5,555,524
13,245 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R 14,802,082
5,000 Temecula Valley Unified School District, 3.000%, 8/01/47, (UB) (5) 8/29 at 100.00 Aa1 5,345,250
6,950 The Regents of the University of California, Medical Center Pooled
Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 18.865%,
5/15/38, 144A, (IF) (5)
No Opt. Call AA- 8,763,185
16,900 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.010%,
6/01/60
12/30 at 33.42 N/R 4,175,314
95,575 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
1/22 at 22.32 CCC- 21,280,730
3,000 Triview Metropolitan District 4, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A
12/23 at 103.00 N/R 3,215,760
10,615 Twin Rivers Unified School District, Sacramento and Placer Counties,
California, General Obligation Bonds, Election 2006 Series 2016,
4.000%, 8/01/43 - AGM Insured, (UB) (5)
8/26 at 100.00 A1 11,742,844
10,185 Union Elementary School District, Santa Clara County, California, General
Obligation Bonds, Election of 2014, Series 2017C, 4.000%, 9/01/46,
(UB) (5)
9/27 at 100.00 AA+ 11,651,029
10,325 University of California, General Revenue Bonds, Limited Project Series
2016K, 4.000%, 5/15/46, (UB) (5)
5/26 at 100.00 AA- 11,508,968
11,000 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48, (UB) (5)
5/28 at 100.00 AA- 12,639,330
23,055 University of California, General Revenue Bonds, Limited Project Series
2021Q, 3.000%, 5/15/51, (UB) (5)
5/31 at 100.00 AA- 24,750,234
University of California, General Revenue Bonds, Limited
Project, Tender Option Bond Trust 2015-2194. Formerly
Tender Option Bond Trust 3353:
785 17.762%, 5/15/37, 144A, (IF) (5) 5/22 at 100.00 AA- 840,484
780 17.762%, 5/15/37, (Pre-refunded 5/15/22), 144A, (IF) (5) 5/22 at 100.00 N/R (6) 835,130
University of California, General Revenue Bonds, Tender
Option Bond Trust 2016-XG0061:
1,965 17.985%, 5/15/36, 144A, (IF) (5) 5/23 at 100.00 AA 2,450,532
535 17.985%, 5/15/36, (Pre-refunded 5/15/23), 144A, (IF) (5) 5/23 at 100.00 N/R (6) 667,193
2,625 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 17.870%, 5/15/38, 144A, (IF) (5)
5/23 at 100.00 AA 3,263,794
4,895 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/51
- AGM Insured, (UB) (5)
8/31 at 100.00 AA 5,218,511

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,525 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.500%, 9/01/31
9/22 at 102.00 N/R $ 3,689,899
14,835 Western Placer Unified School District, Placer County, California,
Certificates of Participation, Refinancing Project, Series 2017, 4.000%,
8/01/49 - AGM Insured, (UB) (5)
8/27 at 100.00 AA 16,346,835
645 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Refunding Series 2013, 5.550%,
8/01/48 - BAM Insured
8/39 at 100.00 AA 558,338
7,700 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Refunding Series 2013, 5.550%,
8/01/48 - BAM Insured, (UB) (5)
8/39 at 100.00 AA 6,665,428
21,380 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2013A, 0.000%, 8/01/52 - BAM
Insured, (UB) (5)
8/39 at 100.00 AA 18,505,887
25,920 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42, (UB) (5),(7)
No Opt. Call AA- 27,074,477
5,522,589 Total California 4,259,384,325
Colorado - 8.5%
Adonea Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Limited
Tax Convertible to Unlimited Tax Series 2018A:
3,200 5.125%, 12/01/37, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (6) 3,576,864
4,940 5.125%, 12/01/45, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (6) 5,521,784
9,825 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 10,605,596
10,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 10,182,500
1,216 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 1,218,018
2,501 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 2,504,193
Amber Creek Metropolitan District (In the City of Thornton),
Adams County, Colorado, Limited Tax (Convertible
to Unlimited Tax), General Obligation Refunding and
Improvement Bonds, Series 2017A:
500 5.000%, 12/01/37 12/22 at 103.00 N/R 523,260
1,507 5.125%, 12/01/47 12/22 at 103.00 N/R 1,574,212
464 Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%,
12/15/47
12/22 at 103.00 N/R 481,275
1,138 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 N/R 1,139,013
Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2018A:
2,240 5.000%, 12/01/38 12/23 at 103.00 N/R 2,399,600
5,480 5.125%, 12/01/48 12/23 at 103.00 N/R 5,851,873
2,000 Arvada West Town Center Business Improvement District, Colorado,
General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39
12/25 at 100.00 N/R 2,174,220

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,995 Aspen Reserve Metropolitan District, Thornton, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2017A, 5.875%, 12/01/47
12/22 at 103.00 N/R $ 3,147,475
527 Aspen Reserve Metropolitan District, Thornton, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%,
12/15/47
12/22 at 103.00 N/R 546,562
1,065 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R 1,154,428
2,290 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
9/25 at 103.00 N/R 2,380,295
124,889 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 125,158,760
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
2,250 5.000%, 12/01/39 9/24 at 103.00 N/R 2,406,915
5,920 5.000%, 12/01/48 9/24 at 103.00 N/R 6,290,296
4,279 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 N/R 4,474,935
3,260 Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R 3,507,825
2,195 Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R 2,361,798
2,500 Banning Lewis Ranch Regional Metropolitan District, Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.375%, 12/01/48
12/23 at 103.00 N/R 2,672,750
Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A:
2,624 5.500%, 12/01/36 1/22 at 103.00 N/R 2,707,942
3,485 5.750%, 12/01/46 1/22 at 103.00 N/R 3,596,276
1,000 Baseline Metropolitan District 1, In the City and County of Broomfield,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/24 at 103.00 N/R 1,065,910
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R 1,635,975
3,210 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 N/R 2,711,359
2,880 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R 3,127,939
297 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020B-3, 8.000%, 12/15/50
12/25 at 103.00 N/R 248,634
865 Belleview Village Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020, 4.950%, 12/01/50
12/25 at 103.00 N/R 933,404
6,160 Bennett Crossing Metropolitan District, Bennett, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2020A-3,
6.125%, 12/01/49
6/25 at 103.00 N/R 6,706,392

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Series 2021A:
$ 1,625 5.000%, 12/01/41 3/26 at 103.00 N/R $ 1,764,783
1,635 5.000%, 12/01/51 3/26 at 103.00 N/R 1,764,917
1,690 Bent Grass Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2020,
5.250%, 12/01/49, 144A
6/25 at 103.00 N/R 1,838,399
2,312 Berkley Shores Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R 2,515,895
2,915 Big Dry Creek Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Improvement
Series 2017A, 5.750%, 12/01/47
12/22 at 103.00 N/R 3,065,064
644 Big Dry Creek Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%,
12/15/47
12/22 at 103.00 N/R 670,546
334 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
12/24 at 103.00 N/R 348,940
1,820 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series
2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 1,953,843
2,238 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R 2,305,118
829 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.500%, 12/15/48
12/23 at 103.00 N/R 849,501
18,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R 18,379,565
1,940 Bramming Farm Metropolitan District 1, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A
12/24 at 100.00 N/R 2,027,009
1,405 Bramming Farm Metropolitan District 1, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B-3,
8.500%, 12/15/49
12/24 at 103.00 N/R 1,457,505
675 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47
12/22 at 103.00 N/R 700,265
1,835 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R 1,999,746
1,540 Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%,
12/01/48
12/23 at 103.00 N/R 1,651,157
257 Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%,
12/15/48
12/23 at 103.00 N/R 268,807
1,600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.000%, 12/01/49, 144A
12/25 at 103.00 N/R 1,751,728
3,500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R 3,763,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 7,075 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
(Convertible to Senior) Capital Appreciation (Convertible to Current
Interest), Limited Tax (Convertible to Unlimited Tax) Series, 7.500%,
12/01/48
6/24 at 85.96 N/R $ 5,230,901
Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A:
1,834 5.000%, 12/01/39 6/24 at 103.00 N/R 1,983,251
4,250 5.000%, 12/01/49 6/24 at 103.00 N/R 4,557,360
18,415 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 0.000%,
12/01/49 (7)
6/24 at 79.97 N/R 12,581,496
1,241 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2018B, 6.375%, 12/15/47
12/23 at 103.00 N/R 1,318,091
1,000 Broomfield Village Metropolitan District 2, In the City and County of
Broomfield, Colorado, General Obligation Limited Tax and Revenue
Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A
12/26 at 103.00 N/R 1,096,200
Buffalo Highlands Metropolitan District, Commerce
City, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax, Refunding & Improvement
Series 2018A:
1,185 5.250%, 12/01/38 12/23 at 103.00 N/R 1,264,276
2,250 5.375%, 12/01/48 12/23 at 103.00 N/R 2,395,305
1,226 Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2018B, 7.625%, 12/15/46
12/23 at 103.00 N/R 1,249,564
3,188 Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams
County, Colorado, General Obligation Refunding and Improvement
Bonds, Series 2018B, 7.375%, 12/15/47
12/23 at 103.00 N/R 3,365,157
5,616 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
1/22 at 100.00 N/R 4,312,133
Canyons Metropolitan District 5, Douglas County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2017A:
3,140 6.000%, 12/01/37 12/22 at 103.00 N/R 3,284,158
8,270 6.125%, 12/01/47 12/22 at 103.00 N/R 8,648,931
8,425 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
12/22 at 103.00 N/R 8,705,637
6,602 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
1/22 at 100.00 N/R 5,047,031
3,425 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
12/22 at 103.00 N/R 3,581,933
2,997 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
12/22 at 103.00 N/R 3,097,969
3,163 Carousel Farms Metropolitan District, Town of Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A,
5.375%, 12/01/51
3/27 at 103.00 N/R 3,168,034

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,960 Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.500%, 12/01/47
12/23 at 103.00 N/R $ 5,295,197
3,740 Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado,
Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39
1/22 at 100.00 N/R 3,744,525
4,495 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
12/23 at 103.00 N/R 4,793,423
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
3,000 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R 3,157,260
4,750 5.000%, 12/01/37, 144A 12/22 at 103.00 N/R 4,981,420
21,270 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 22,253,099
3,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R 3,276,300
4,222 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A,
5.000%, 6/01/37
12/25 at 100.00 N/R 4,535,948
1,671 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
1/22 at 103.00 N/R 1,716,735
1,375 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A-3, 5.000%, 12/01/47
12/25 at 103.00 N/R 1,480,435
1,322 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R 1,408,049
1,000 Cielo Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2021(3), 5.250%, 12/01/50
6/26 at 103.00 N/R 1,049,280
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A,
5.350%, 12/01/50
12/25 at 103.00 N/R 1,570,263
1,035 City Center West Residential Metropolitan District 2, Greeley, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 1,111,963
765 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.375%, 12/15/47
12/22 at 103.00 N/R 795,049
2,820 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 5.000%, 12/01/47
12/22 at 103.00 N/R 2,948,592
1,000 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 5.000%, 12/01/50
12/26 at 103.00 N/R 1,087,140
Colliers Hill Metropolitan District 2, Erie, Weld County,
Colorado, General Obligation Limited Tax Bonds, Series
2017A:
5,115 6.250%, 12/01/37 12/22 at 103.00 N/R 5,322,157
8,170 6.500%, 12/01/47 12/22 at 103.00 N/R 8,497,944
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds World Compass Academy
Project, Series 2017:
4,350 5.375%, 10/01/37 10/27 at 100.00 N/R 4,605,780
8,925 5.500%, 10/01/47 10/27 at 100.00 N/R 9,431,583
6,625 5.625%, 10/01/52 10/27 at 100.00 N/R 7,066,887

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,350 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%,
7/01/46, 144A
7/25 at 100.00 BB $ 1,455,557
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
1/22 at 100.00 BB+ 1,755,582
5,660 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Eagle Ridge Academy Project, Refunding &
Improvement Series 2016, 5.000%, 11/01/36, 144A
1/22 at 100.00 BB+ 5,672,226
905 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014B,
5.625%, 1/15/44
1/24 at 100.00 BBB- 954,920
4,855 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016,
5.000%, 7/01/46, 144A
7/26 at 100.00 BB 5,264,422
4,320 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Mountain Phoenix Community School, Series 2012,
7.000%, 10/01/42
10/22 at 100.00 N/R 4,414,349
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
350 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 379,925
350 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 373,943
1,225 4.000%, 7/01/61, 144A 7/31 at 100.00 N/R 1,298,488
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Skyview Academy Project,
Series 2014:
2,025 5.125%, 7/01/34, 144A 7/24 at 100.00 BB 2,160,209
3,150 5.375%, 7/01/44, 144A 7/24 at 100.00 BB 3,347,789
2,700 5.500%, 7/01/49, 144A 7/24 at 100.00 BB 2,874,258
765 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
1/22 at 100.00 BB 768,412
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, University of Northern
Colorado Lab School, Refunding & Improvement Series
2015:
500 5.000%, 12/15/35 12/25 at 100.00 BBB- 560,375
2,500 5.000%, 12/15/45 12/25 at 100.00 BBB- 2,774,950
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds,Science Technology
Engineering and Math School Project, Refunding Series
2014:
890 5.000%, 11/01/44 11/24 at 100.00 Baa3 964,475
765 5.125%, 11/01/49 11/24 at 100.00 Baa3 829,757
1,475 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/50, 144A
12/30 at 100.00 N/R 1,603,000
54,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 3.000%, 11/15/51, (UB)
(5)
11/31 at 100.00 AA 57,508,581
47,590 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 4.000%,
11/15/48, (UB) (5)
5/28 at 100.00 AA 54,341,117

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 12,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%,
8/01/43
2/24 at 100.00 N/R $ 12,829,920
4,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R 4,248,114
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Catholic Health Initiatives, Tender Option Bond
Trust 2015-XF1025:
1,790 18.924%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (6) 2,142,272
3,940 18.932%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (6) 4,715,747
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Tender Option Bond Trust 2015-XF2195. Formerly
Tender Option Bond Trust 3364, 19.002%, 10/01/37, (Pre-refunded
11/13/23), 144A, (IF) (5)
11/23 at 100.00 BBB+ (6) 4,114,530
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41,
(UB) (5)
6/26 at 100.00 A+ 5,841,100
2,050 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 BBB+ 2,343,724
725 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (6) 778,969
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A. Forward Delivery, 4.000%,
5/15/48 (WI/DD, Settling 2/15/23)
5/28 at 103.00 N/R 1,049,410
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust 3367,
24.311%, 1/01/35, 144A, (IF) (5)
1/24 at 100.00 AA- 2,986,660
4,785 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 3366. As of 6/4/2015 Converted to Trust 2015-XF2048,
21.834%, 1/01/44, 144A, (IF) (5)
1/24 at 100.00 AA- 6,714,456
1,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
6.125%, 12/01/45, 144A
12/25 at 100.00 N/R 1,301,456
4,250 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
1/23 at 100.00 BBB- 4,469,980
31,920 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 34,292,294
750 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Junior Lien Series 2018C,
12.500%, 12/15/38
12/23 at 103.00 N/R 783,720
6,285 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2016, 5.000%, 12/01/46
1/22 at 103.00 N/R 6,481,532
1,500 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38
12/23 at 103.00 N/R 1,575,735
15,070 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Convertible Capital Appreciation Series
2019A-2, 6.250%, 12/01/48
6/24 at 99.88 N/R 13,579,728

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,996 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Series 2019B-2, 8.750%, 12/15/48
6/24 at 103.00 N/R $ 2,102,427
30,925 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Refunding and Improvement Convertible Capital Appreciation Bonds,
Series 2019A-1, 6.000%, 12/01/47
6/24 at 94.26 N/R 26,503,034
13,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 N/R 13,841,490
3,130 Colorado Science and Technology Park Metropolitan District No.1,
Special Revenue  Improvement Bonds, Refunding Series 2018, 5.250%,
12/01/48
12/23 at 103.00 N/R 3,342,934
3,715 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%,
12/01/47
12/23 at 103.00 N/R 3,917,802
1,086 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%,
12/15/47
12/23 at 103.00 N/R 1,111,934
3,240 Colorado Tech Center Metropolitan District, Louisville, Colorado, General
Obligaiton Bonds, Series 2018, 6.000%, 12/01/47
No Opt. Call N/R 3,570,253
1,495 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R 1,622,269
5,915 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39,
(Pre-refunded 12/01/22)
12/22 at 100.00 N/R (6) 6,253,989
5,045 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%,
12/01/27, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R (6) 5,453,040
1,125 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2021A-3, 5.250%, 12/01/51
9/26 at 103.00 N/R 1,170,428
4,420 Confluence Metropolitan District, Eagle County, Colorado, Limited
Tax Supported Revenue Bonds, Subordinate Series 2021B, 5.500%,
12/15/50
6/26 at 103.00 N/R 4,560,158
1,765 Constitution Heights Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020, 5.000%,
12/01/49
6/25 at 103.00 N/R 1,912,466
Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019:
1,141 4.000%, 12/01/29 12/24 at 103.00 N/R 1,189,823
2,950 5.000%, 12/01/39 12/24 at 103.00 N/R 3,157,208
1,750 5.000%, 12/01/43 12/24 at 103.00 N/R 1,870,400
Copperleaf Metropolitan District 3, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2017A:
840 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (6) 901,606
1,280 5.125%, 12/01/47, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (6) 1,375,321
506 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2017B, 7.625%,
12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (6) 555,219
1,358 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 N/R 1,359,209

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Copperleaf Metropolitan District 4, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2020A:
$ 1,685 5.000%, 12/01/39 3/25 at 103.00 N/R $ 1,833,971
3,030 5.000%, 12/01/49 3/25 at 103.00 N/R 3,273,733
3,945 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 7.875%,
12/15/49
3/25 at 103.00 N/R 4,142,447
2,000 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R 2,129,020
Cornerstar Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding Series 2017A:
1,910 5.125%, 12/01/37 12/22 at 103.00 N/R 2,001,737
4,600 5.250%, 12/01/47 12/22 at 103.00 N/R 4,814,222
3,926 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017B, 5.250%, 12/01/47
12/22 at 103.00 N/R 4,107,774
5,185 Cornerstone Metropolitan District 2, Montrose and Ouray Counties,
Colorado, Limited Tax General Obligation Refunding Bonds, Series
2010A, 2.400%, 12/01/40 (4)
1/22 at 100.00 N/R 2,436,950
670 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 716,243
Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Series 2018A:
4,060 5.625%, 12/01/38 12/23 at 103.00 N/R 4,377,045
9,665 5.750%, 12/01/48 12/23 at 103.00 N/R 10,389,972
1,630 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018B,
8.000%, 12/15/48
12/23 at 103.00 N/R 1,704,882
2,375 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 N/R 2,567,613
4,663 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R 5,010,207
7,555 Cundall Farms Metropolitan District, In the City of Thornton, Colorado,
General Obligation Limited Tax Convertbile to Unlimited Tax,
Refunding Series 2017A, 5.000%, 12/01/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (6) 8,110,821
750 Cundall Farms Metropolitan District, In the City of Thornton, Colorado,
General Obligation Limited Tax Convertbile to Unlimited Tax,
Refunding Series 2017B, 7.375%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (6) 820,207
1,010 Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment
Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R 1,079,114
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
3,470 4.000%, 12/01/43, (AMT), (UB) (5) 12/28 at 100.00 A 3,950,942
53,210 4.000%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 A 60,216,693
15,500 5.000%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 A 18,862,260
2,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 17.369%,
11/15/43, 144A, (IF) (5)
11/23 at 100.00 A 3,320,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B $ 2,641,125
2,465 Denver Connection West Metropolitan District, City and County of
Denver, Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2017A, 5.375%, 8/01/47
12/22 at 103.00 N/R 2,583,690
1,225 Denver Connection West Metropolitan District, City and County of
Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2017B, 8.000%, 8/01/47
12/22 at 103.00 N/R 1,270,215
Denver Gateway Center Metropolitan District, In the City
and County of Denver, Colorado, General Obligation
Limited Tax Bonds, Series 2018A:
2,717 5.500%, 12/01/38 12/23 at 103.00 N/R 2,914,716
8,550 5.625%, 12/01/48 12/23 at 103.00 N/R 9,150,381
1,855 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2018B, 7.875%, 12/15/48
12/23 at 103.00 N/R 1,951,720
1,800 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R 1,945,350
2,110 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
6/23 at 100.00 N/R 2,172,625
870 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Subordinate Convertible to Senior Limited
Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46
6/23 at 100.00 N/R 889,053
13,560 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48, (UB) (5)
6/26 at 100.00 Aa2 14,974,444
2,000 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2019, 5.000%, 12/01/49, 144A
9/24 at 103.00 N/R 2,147,160
3,425 Dinosaur Ridge Metropolitan District, Golden, Jefferson County,
Colorado, Special Revenue Refunding and Improvement Bonds, Series
2019A, 5.000%, 6/01/49
6/24 at 103.00 N/R 3,653,687
1,663 Dublin North Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation and Improvement Bonds, Refunding Series
2018A, 5.125%, 12/01/47
12/23 at 103.00 N/R 1,766,039
704 Dublin North Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation and Improvement Bonds, Subordinate Series
2018B, 7.250%, 12/15/47
12/23 at 103.00 N/R 731,688
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A:
13,000 0.000%, 9/01/40 No Opt. Call A 8,647,730
1,500 0.000%, 9/01/41 No Opt. Call A 966,855
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
70 0.010%, 9/01/30 - NPFG Insured No Opt. Call A 61,050
500 0.010%, 9/01/31 - NPFG Insured No Opt. Call A 425,045
500 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 405,535
45,720 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2006A, 0.000%, 9/01/38 - NPFG Insured
9/26 at 54.77 A 23,218,445

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
E-470 Public Highway Authority, Colorado, Toll Revenue
Bonds, Refunding Series 2006B:
$ 22,685 0.010%, 9/01/35 - NPFG Insured 9/26 at 63.78 A $ 13,471,034
24,145 0.010%, 9/01/37 - NPFG Insured 9/26 at 57.65 A 12,924,577
20,555 0.000%, 9/01/39 - NPFG Insured 9/26 at 52.09 A 9,914,293
20 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call A 18,355
4,010 East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/48
6/24 at 103.00 N/R 4,299,682
584 East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B,
8.000%, 12/15/48
6/24 at 103.00 N/R 606,028
550 Eaton Area Park and Recreation District, Colorado, General Obligation
Limited Tax Bonds, Series 2015, 5.500%, 12/01/38, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R (6) 576,361
Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior Series
2021A:
1,700 5.000%, 12/01/41, 144A 6/26 at 103.00 N/R 1,848,512
1,000 5.000%, 12/01/51, 144A 6/26 at 103.00 N/R 1,079,630
3,100 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 N/R 3,128,396
2,405 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/49
12/23 at 103.00 N/R 2,560,219
398 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49, 144A
12/23 at 103.00 N/R 417,494
520 First Creek Village Metropolitan District, Denver, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49
9/24 at 103.00 N/R 561,595
1,043 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds,
Refunding Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 1,109,908
611 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds,
Refunding Subordinate Series 2020B, 7.000%, 12/15/49
3/25 at 103.00 N/R 618,301
349 Flatiron Meadows Metropolitan District, Boulder County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B-1,
5.125%, 12/15/49
12/24 at 103.00 N/R 375,936
2,000 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%,
12/01/49, 144A
9/24 at 103.00 N/R 2,121,220
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
11,995 5.750%, 12/01/30 12/24 at 100.00 N/R 12,612,502
36,930 6.000%, 12/01/38 12/24 at 100.00 N/R 38,127,640
Fourth Street Crossing Business Improvement District,
Silverthorne, Summit County, Colorado, Special Revenue
and Tax Supported Bonds,  Senior Series 2019A:
2,340 5.125%, 12/01/38, 144A 6/24 at 103.00 N/R 2,513,113
2,740 5.375%, 12/01/49, 144A 6/24 at 103.00 N/R 2,942,267

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 700 Fourth Street Crossing Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds,  Subordinate Series 2019B, 8.000%, 12/15/49
6/24 at 103.00 N/R $ 726,404
800 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%,
12/01/48
12/26 at 100.00 N/R 860,656
16,375 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R 16,435,096
3,428 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 6.500%,
6/03/50, 144A
6/25 at 103.00 N/R 3,414,494
Gardens on Havana Metropolitan District 3, Arapahoe
County, Colorado, Special Revenue Bonds, Refunding
Series 2017A:
2,890 5.125%, 12/01/37 12/22 at 103.00 N/R 3,029,009
2,525 5.250%, 12/01/47 12/22 at 103.00 N/R 2,643,776
1,704 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%,
12/15/47
12/22 at 103.00 N/R 1,773,830
1,370 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 N/R 1,371,767
1,320 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47
12/22 at 103.00 N/R 1,382,014
5,490 Granby Ranch Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A
12/23 at 103.00 N/R 5,857,171
Grand Junction Dos Rios General Improvement District,
Grand Junction, Mesa County, Colorado, Special Revenue
Bonds, Series 2021:
2,575 4.500%, 12/01/41 12/26 at 103.00 N/R 2,593,643
3,010 4.750%, 12/01/51 12/26 at 103.00 N/R 3,031,582
2,500 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R 2,709,475
4,995 Green Gables Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R 5,351,393
5,255 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.875%, 12/01/50
9/25 at 103.00 N/R 5,789,749
1,580 Greenways Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3,
4.625%, 12/01/51, 144A
9/26 at 103.00 N/R 1,580,427
2,565 Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado,
General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax
Series 2017, 5.000%, 9/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (6) 2,753,117
750 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.375%,
12/01/37
12/22 at 100.00 N/R 770,663
Haskins Station Metropolitan District, Arvada, Colorado,
General Obligation Bonds, Limited Tax Special Revenue
Convertible to Unlimited Tax Series 2019A:
690 5.000%, 12/01/39 12/24 at 103.00 N/R 745,814
1,125 5.000%, 12/01/49 12/24 at 103.00 N/R 1,206,945
1,327 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate Series
2019B, 8.750%, 12/15/49
12/24 at 103.00 N/R 1,376,364

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,575 Hawthorn Metropolitan District No. 2, Jefferson County, Colorado,
General Obligation, Refunding Series 2017A, 5.000%, 12/01/47
12/22 at 103.00 N/R $ 4,785,999
820 Hawthorn Metropolitan District No. 2, Jefferson County, Colorado,
General Obligation, Refunding Series 2017B, 7.250%, 12/15/47
12/22 at 103.00 N/R 850,693
16,080 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 N/R 17,200,133
4,684 Hess Ranch Metropolitan District 6, Parker, Colorado, General Obligation
Bonds, Limited Tax Subordinate Series 2020B, 8.000%, 12/15/49
3/25 at 103.00 N/R 4,915,109
20,140 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Convertible Capital Appreciation Series 2020A-2,
0.000%, 12/01/49 (7)
3/25 at 93.28 N/R 16,301,316
13,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R 14,656,275
1,145 Hidden Creek Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2021A-3, 4.625%, 12/01/45, 144A
9/26 at 103.00 N/R 1,146,179
575 Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 614,876
1,395 Highlands-Mead Metropolitan District, Mead, Weld County Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 N/R 1,513,603
1,565 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Series
2017A, 5.500%, 12/01/47
12/22 at 103.00 N/R 1,643,250
336 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/22 at 103.00 N/R 350,102
Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A:
725 5.000%, 12/01/41, 144A 12/26 at 103.00 N/R 768,413
1,050 5.000%, 12/01/51, 144A 12/26 at 103.00 N/R 1,094,856
2,345 Home Place Metropolitan District, Thornton, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R 2,572,348
2,205 Horizon Metropolitan District 2, Arapahoe County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2021A-3,
4.500%, 12/01/51, 144A
9/26 at 103.00 N/R 2,232,981
1,085 Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.125%, 12/01/48
12/23 at 103.00 N/R 1,153,550
208 Hudson Hills Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%,
12/15/48
12/23 at 103.00 N/R 218,302
1,123 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%,
12/15/49
3/25 at 103.00 N/R 1,203,115
8,950 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R 9,614,359
6,269 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R 6,761,305

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 813 Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax, Subordinate
Series 2021B, 5.000%, 12/15/36
12/26 at 103.00 N/R $ 813,992
2,170 Interpark Metropolitan District, In the City and County of Broomfield,
Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation
and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A
12/23 at 103.00 N/R 2,315,954
1,610 Interquest South Business Improvement District, Colorado Springs, El
Paso County, Colorado, Public Improvement Fee Revenue Bonds,
Series 2017, 5.000%, 12/01/47
12/22 at 103.00 N/R 1,681,822
Iron Mountain Metropolitan District 2, Windsor, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
500 5.000%, 12/01/39 12/24 at 103.00 N/R 536,575
1,300 5.000%, 12/01/49 12/24 at 103.00 N/R 1,386,216
1,555 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48, (Pre-refunded
12/01/23)
12/23 at 103.00 N/R (6) 1,710,547
534 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48, (Pre-refunded
12/15/23)
12/23 at 103.00 N/R (6) 626,168
1,225 Jay Grove Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
9/26 at 103.00 N/R 1,224,755
16,120 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R 17,164,898
Johnstown Plaza Metropolitan District, Colorado, Special
Revenue Bonds, Series 2016A:
4,983 5.125%, 12/01/31 1/22 at 103.00 N/R 5,140,513
4,510 5.250%, 12/01/36 1/22 at 103.00 N/R 4,652,110
18,820 5.375%, 12/01/46 1/22 at 103.00 N/R 19,411,136
7,025 Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds,
Taxable Series 2016B, 9.000%, 12/01/46
1/22 at 103.00 N/R 7,091,175
1,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R 1,082,340
2,500 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A,
5.750%, 12/01/50
12/25 at 103.00 N/R 2,238,100
1,900 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 N/R 2,068,910
3,850 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/52
12/25 at 103.00 N/R 4,030,373
2,955 Kit Carson County Health Service District, Colorado, Health Care Facility
Revenue Bonds, Series 2007, 6.750%, 1/01/34
1/22 at 100.00 N/R 2,956,241
Lake of the Rockies Metropolitan District, In the Town
of Monument, El Paso County,  Colorado, Subordinate
General Obligation Limited Tax Bonds, Series 2018B:
2,705 5.000%, 8/01/48 12/23 at 103.00 N/R 2,869,681
439 7.500%, 8/01/48 12/23 at 103.00 N/R 460,019
Lakes at Centerra Metropolitan District 2, Loveland,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
700 5.125%, 12/01/37 12/23 at 103.00 N/R 745,955
6,500 5.250%, 12/01/47 12/23 at 103.00 N/R 6,906,900

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,295 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%,
12/15/47
12/23 at 103.00 N/R $ 2,404,449
6,210 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.750%, 12/15/46
12/23 at 100.00 N/R 5,365,440
1,329 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Junior Lien Series 2019C,
10.000%, 12/15/49
9/24 at 103.00 N/R 1,419,957
Lanterns Metropolitan District 1, Castle Rock, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Series 2019A:
875 5.000%, 12/01/39 9/24 at 103.00 N/R 944,764
5,170 5.000%, 12/01/49 9/24 at 103.00 N/R 5,547,461
1,368 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49
9/24 at 103.00 N/R 1,441,831
2,330 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%,
12/01/50
9/26 at 103.00 N/R 2,274,476
7,135 Larkridge Metropolitan District No. 2, In the City of Thornton, Adams
County, Colorado, General Obligation, Limited Tax Convertible to
Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%,
12/01/48
12/23 at 103.00 N/R 7,602,128
3,169 Leyden Ranch Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series
2017A, 5.125%, 12/01/47
12/22 at 103.00 N/R 3,316,232
2,095 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2015, 5.375%,
12/01/45
1/22 at 102.00 N/R 2,140,063
1,280 Littleton Village Metropolitan District No. 2, In the City of Littleton,
Colorado, Subordinate Limited Tax General Obligation and Special
Revenue Refunding Bonds, Series 2018B, 7.625%, 12/15/28
12/23 at 103.00 N/R 1,353,203
1,180 Lochbuie Station Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2020A, 5.750%, 12/01/50
9/25 at 103.00 N/R 1,292,454
1,295 Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder
County, Colorado, General Obligation Limited Tax Bonds, Series
2017A, 5.750%, 12/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (6) 1,396,891
197 Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder
County, Colorado, General Obligation Limited Tax Bonds, Series
2017B, 8.000%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (6) 216,755
Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A:
2,090 5.000%, 12/01/41 6/26 at 103.00 N/R 2,213,164
5,585 5.000%, 4/15/51 6/26 at 103.00 N/R 5,834,147
1,190 Mayfield Metropolitan District, Thornton, Colorado, General Oblgation
Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R 1,312,510
1,460 Mead Western Meadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%,
12/01/47
12/28 at 100.00 N/R 1,638,310
2,921 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%,
12/01/51
9/26 at 103.00 N/R 2,944,164

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Meadowlark Metropolitan District, Parker Town, Douglas
County, Colorado, Limited Tax General Obligation Bond,
Convertible to Unlimited Tax Series 2020A:
$ 525 4.875%, 12/01/40 9/25 at 103.00 N/R $ 566,968
750 5.125%, 12/01/50 9/25 at 103.00 N/R 813,765
1,416 Midcities Metropolitan District No. 2, In the City and County of
Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds,
Series 2016B, 7.750%, 12/15/46
1/22 at 103.00 N/R 1,459,103
Mirabelle Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2020A:
700 5.000%, 12/01/39 3/25 at 103.00 N/R 756,308
3,170 5.000%, 12/01/49 3/25 at 103.00 N/R 3,395,102
1,473 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 7.375%,
12/15/49
3/25 at 103.00 N/R 1,519,635
1,415 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.750%,
12/01/51
12/26 at 103.00 N/R 1,417,703
1,229 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds,  Series 2016B, 7.500%, 12/15/46
1/22 at 103.00 N/R 1,266,374
Mountain Shadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series
2016:
1,500 5.000%, 12/01/35 12/25 at 100.00 N/R 1,621,890
5,300 5.000%, 12/01/46 12/25 at 100.00 N/R 5,666,018
2,250 Mountain Shadows Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 N/R 2,430,585
985 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 1,060,815
937 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.625%, 12/15/49
3/25 at 103.00 N/R 973,084
Murphy Creek Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding & Improvement
Series 2006:
5,770 6.000%, 12/01/26 (4) 1/22 at 100.00 N/R 5,770,000
10,910 6.125%, 12/01/35 (4) 1/22 at 100.00 N/R 10,910,000
1,760 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%,
12/01/48
12/23 at 103.00 N/R 1,879,046
North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-1:
4,410 5.375%, 12/01/34 12/23 at 103.00 N/R 4,797,022
2,845 5.750%, 12/01/48 12/23 at 103.00 N/R 3,089,670
North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-2:
1,500 5.125%, 12/01/28 12/23 at 103.00 N/R 1,638,375
5,460 5.500%, 12/01/34 12/23 at 103.00 N/R 5,951,891
8,500 5.850%, 12/01/48 12/23 at 103.00 N/R 9,246,810
2,000 North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2016A,
6.750%, 12/01/46
1/22 at 103.00 N/R 1,732,060
1,129 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R 1,140,821

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
North Range Metropolitan District 2, Adams County,
Colorado , Limited Tax General Obligation Bonds,
Refunding Special Revenue & Improvement Series 2017A:
$ 1,550 5.625%, 12/01/37 12/22 at 103.00 N/R $ 1,633,374
2,975 5.750%, 12/01/47 12/22 at 103.00 N/R 3,131,426
2,836 North Range Metropolitan District 2, Adams County, Colorado , Limited
Tax General Obligation Bonds, Special Revenue & Improvement
Subordinate Lien Series 2017B, 7.750%, 12/15/47
12/22 at 103.00 N/R 2,957,409
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R 1,103,180
9,710 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 N/R 10,487,286
2,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 2,158,500
865 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/50
12/25 at 103.00 N/R 889,298
3,470 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48
6/24 at 103.00 N/R 3,720,673
611 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
6/24 at 103.00 N/R 642,644
1,000 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2021B-3, 5.500%, 12/15/51
9/26 at 103.00 N/R 1,000,890
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
10,575 5.000%, 12/01/39 12/24 at 103.00 N/R 11,542,613
31,090 5.000%, 12/01/49 12/24 at 103.00 N/R 33,672,957
3,712 Palisade Metropolitan District 2, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%,
12/15/49
12/24 at 103.00 N/R 3,861,482
1,745 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%,
12/01/47
12/23 at 103.00 N/R 1,866,941
800 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47
12/23 at 103.00 N/R 839,552
1,385 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R 1,481,742
1,042 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49
6/24 at 103.00 N/R 1,093,840
Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A:
1,310 5.000%, 12/01/40 9/25 at 103.00 N/R 1,425,254
3,335 5.250%, 12/01/50 9/25 at 103.00 N/R 3,625,745
1,449 Parker Automotive Metropolitan District (In the Town of Parker, Colorado),
General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45
12/26 at 100.00 N/R 1,576,860
3,786 Parker Automotive Metropolitan District, In the Town of Parker, Colorado,
Subordinate Limited Tax General Obligation Refunding Bonds, Series
2018B, 8.000%, 12/15/32
12/23 at 103.00 N/R 3,980,449

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,825 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%,
12/01/51, 144A
3/26 at 103.00 N/R $ 3,077,075
1,652 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B,
7.625%, 12/15/51, 144A
3/26 at 103.00 N/R 1,673,294
1,000 Penrith Park Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 1,074,070
1,200 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/50
9/25 at 103.00 N/R 1,302,180
1,450 Pomponio Terrace Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 1,550,282
3,085 Powers Metropolitan District In the City of Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018,
5.375%, 12/01/48
12/23 at 103.00 N/R 3,278,985
3,015 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.625%, 12/01/48
12/23 at 103.00 N/R 3,227,316
1,410 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
12/23 at 103.00 N/R 1,482,206
Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property
Tax Supported Primary Improvements Revenue Bonds,
Refunding Series 2017A:
12,990 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 14,111,167
2,060 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 2,237,799
725 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.875%, 12/15/44
12/25 at 103.00 N/R 782,456
2,000 Prairie Corner Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R 2,016,880
7,237 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 N/R 7,246,480
500 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited
Tax General Obligatoin Bonds, Subordinate Series 2021B, 7.250%,
12/15/51
9/26 at 103.00 N/R 498,725
1,480 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3,
4.125%, 12/01/51
9/26 at 103.00 N/R 1,480,414
400 Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital
Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and Tax
Increment Revenue Capital Appreciation Bonds, Series 2021B, 0.000%,
12/01/25, 144A
No Opt. Call N/R 352,100
2,580 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 2,921,953
6,750 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%,
12/01/50
12/25 at 103.00 N/R 7,358,108
16,450 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 N/R 17,641,967
2,840 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47
12/23 at 103.00 N/R 2,972,032

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special
Revenue Bonds, Series 2021:
$ 1,000 4.000%, 12/01/41 10/26 at 102.00 N/R $ 1,030,720
2,900 4.000%, 12/01/51 10/26 at 102.00 N/R 2,968,759
3,475 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 3,741,359
515 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.750%, 12/15/49
3/25 at 103.00 N/R 538,788
12,890 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%,
12/01/51
12/26 at 103.00 N/R 12,928,928
900 Reata Ridge Village Metropolitan District 2, Parker, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/49
12/24 at 103.00 N/R 969,237
Reata South Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2018:
4,915 5.375%, 12/01/37 12/23 at 103.00 N/R 5,265,046
10,340 5.500%, 12/01/47 12/23 at 103.00 N/R 11,044,361
Red Sky Ranch Metropolitan District, Eagle County,
Colorado, General Obligation Bonds, Refunding &
Improvement Series 2015:
575 4.750%, 12/01/35 12/24 at 100.00 N/R 600,685
3,195 5.000%, 12/01/44 12/24 at 100.00 N/R 3,338,903
3,220 Regency Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%,
12/01/46
6/24 at 103.00 N/R 3,452,484
Regional Transportation District, Colorado, Certificates of
Participation, Series 2014A:
10,000 5.000%, 6/01/44 - AGM Insured, (UB) (5) 6/23 at 100.00 A1 10,543,000
Regional Transportation District, Colorado, Certificates
of Participation, Tender Option Bond Trust Series
2015-XF1031:
2,660 17.906%, 6/01/39, 144A, (IF) (5) 6/23 at 100.00 A1 3,248,578
2,745 17.898%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 3,329,877
3,190 17.899%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 3,869,725
3,750 17.906%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 4,549,388
2,295 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 2,520,713
5,835 Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.625%, 12/01/48
12/23 at 103.00 N/R 6,244,442
5,438 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R 5,904,907
1,325 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45
12/26 at 100.00 N/R 1,443,733
1,000 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R 996,900
3,300 Rex Ranch Metropolitan District, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 N/R 3,538,656
398 Richards Farm Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49
12/24 at 103.00 N/R 424,423

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Ridgeline Vista Metropolitan District, Brighton, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60
3/26 at 103.00 N/R $ 1,114,650
1,695 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General
Obligation Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 1,813,870
1,028 River Park Metropolitan District, New Castle, Garfield County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%,
6/15/39
1/22 at 100.00 N/R 1,029,583
2,935 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R 3,140,920
628 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
9/24 at 103.00 N/R 656,386
2,625 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R 2,628,019
1,055 Sabell Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%,
12/01/50, 144A
3/25 at 103.00 N/R 1,144,432
2,315 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2017A, 5.500%, 12/01/47
12/22 at 103.00 N/R 2,428,967
509 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/22 at 103.00 N/R 530,032
Serenity Ridge Metropolitan District No. 2, In the City of
Aurora, Arapahoe County, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
and Improvement Bonds Series 2018A:
550 5.125%, 12/01/37, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (6) 615,340
1,000 5.125%, 12/01/43, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (6) 1,118,800
635 Serenity Ridge Metropolitan District No. 2, In the City of Aurora,
Arapahoe County, Colorado, General Obligation Bonds, Subordinate
Limited Tax, Refunding and Improvement Bonds Series 2018B, 7.250%,
12/15/35, (Pre-refunded 12/15/23)
12/23 at 103.00 N/R (6) 736,098
Settler's Crossing Metropolitan District 1, Lakewood,
Colorado, Limited Tax General Obligation Bonds, Series
2020A:
1,280 5.000%, 12/01/40, 144A 9/25 at 103.00 N/R 1,396,071
3,125 5.125%, 12/01/50, 144A 9/25 at 103.00 N/R 3,404,281
2,900 Severance Shores Metropolitan District 4, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 3,151,227
804 Severance Shores Metropolitan District 4, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
8.250%, 12/15/49
3/25 at 103.00 N/R 843,525
1,225 Sheridan Station West Metropolitan District, Lakewood, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2017, 6.000%, 12/01/47
12/22 at 103.00 N/R 1,274,943
Siena Lake Metropolitan District, Gypsum, Colorado,
General Obligation Limited Tax Bonds, Series 2021:
5,315 3.750%, 12/01/41 9/26 at 103.00 N/R 5,331,104
4,600 4.000%, 12/01/51 9/26 at 103.00 N/R 4,620,884
1,710 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46
1/22 at 103.00 N/R 1,764,019

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,500 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46
1/22 at 103.00 N/R $ 1,545,825
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R 1,039,391
1,900 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld
County, Colorado, Limited Tax General Obligation Subordinate Bonds,
Series 2018B, 7.250%, 12/15/47
12/23 at 103.00 N/R 1,991,010
2,000 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 N/R 2,191,420
1,820 South Aurora Regional Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2018, 6.250%, 12/01/57
12/23 at 103.00 N/R 1,934,933
7,500 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R 8,026,650
1,950 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2018B, 8.000%, 12/15/47
12/23 at 103.00 N/R 2,026,382
1,000 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Limited Tax General Obligation Bonds,
Series 2019A, 5.500%, 12/01/48
6/24 at 103.00 N/R 1,078,260
2,208 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2019B, 8.000%, 12/15/48
6/24 at 103.00 N/R 2,313,189
SouthGlenn Metropolitan District, Colorado, Special
Revenue Bonds, Refunding Series 2016:
810 5.000%, 12/01/36 1/22 at 103.00 N/R 835,450
1,220 5.000%, 12/01/46 1/22 at 103.00 N/R 1,258,113
6,120 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A,
5.375%, 12/01/47
12/22 at 103.00 N/R 6,410,333
1,105 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 7.750%, 12/15/47
12/22 at 103.00 N/R 1,148,084
1,355 Spring Valley Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 1,464,416
Spring Valley Metropolitan District 4, Elbert County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2020A:
1,910 5.000%, 12/01/40 9/25 at 103.00 N/R 2,046,966
2,270 5.125%, 12/01/50 9/25 at 103.00 N/R 2,422,136
St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series
2017A:
1,500 5.000%, 12/01/37 12/22 at 103.00 N/R 1,578,270
9,100 5.125%, 12/01/47 12/22 at 103.00 N/R 9,570,379
1,084 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47
12/22 at 103.00 N/R 1,133,831
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series 2019A:
250 4.000%, 12/01/29 12/24 at 103.00 N/R 270,388
2,520 5.000%, 12/01/49 12/24 at 103.00 N/R 2,733,066

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Subordinate
Series 2019B, 8.000%, 12/15/49
12/24 at 103.00 N/R $ 3,137,610
Sterling Ranch Community Authority Board, Douglas
County, Colorado, Limited Tax Supported Revenue Bonds,
Senior Series 2017A:
1,715 5.000%, 12/01/30 12/22 at 102.00 N/R 1,801,951
9,000 5.000%, 12/01/38 12/22 at 102.00 N/R 9,431,820
4,500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported Revenue Bonds, Subordinate Series 2017B,
7.500%, 12/15/47
12/22 at 102.00 N/R 4,669,470
5,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 N/R 5,483,300
6,680 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
2015A, 8.000%, 12/01/45
12/22 at 102.00 N/R 6,806,786
2,275 Stone Creek Metropolitan District, In Douglas County Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R 2,435,206
595 Stone Creek Metropolitan District, In Douglas County, Colorado,
Subordinate General Obligation Limited Tax Bonds, Series 2018B,
7.875%, 12/15/47
12/23 at 103.00 N/R 625,458
7,500 Stone Ridge Metropolitan District 2, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited, Series 2007, 0.000%,
12/01/31 (4)
1/22 at 100.00 N/R 1,200,000
6,275 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
12/22 at 103.00 N/R 6,593,017
1,360 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018B, 8.000%, 12/15/47
12/22 at 103.00 N/R 1,407,858
1,935 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
& Improvement Series 2013, 5.125%, 11/01/38, (Pre-refunded
12/01/23)
12/23 at 100.00 N/R (6) 2,098,237
Talon Pointe Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Refunding & Improvement
Series 2019A:
1,755 5.250%, 12/01/39 12/25 at 103.00 N/R 1,898,261
5,540 5.250%, 12/01/51 12/25 at 103.00 N/R 5,927,246
984 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation
and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 N/R 1,039,025
1,000 Three Springs Metropolitan District 1, Durango, La Plata County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Subordinate Series 2020B, 7.125%, 12/15/50
12/25 at 103.00 N/R 1,018,230
1,730 Timberleaf Metropolitan District, Adams County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series
2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R 1,901,270
Timnath Ranch Metropolitan District 4, Larimer County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
1,500 5.250%, 12/01/37 12/23 at 103.00 N/R 1,603,440
2,850 5.375%, 12/01/47 12/23 at 103.00 N/R 3,037,615

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 953 Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%,
12/15/47
12/23 at 103.00 N/R $ 1,001,260
Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Series 2019A:
1,020 5.000%, 12/01/39 9/24 at 103.00 N/R 1,098,336
3,380 5.000%, 12/01/49 9/24 at 103.00 N/R 3,616,972
3,400 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 N/R 3,072,716
Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited
Bonds, Series 2021A-1:
700 5.000%, 12/01/41 3/26 at 103.00 N/R 781,732
11,525 5.000%, 12/01/51 3/26 at 103.00 N/R 12,745,843
8,730 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R 8,861,910
1,605 Two Bridges Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48
12/23 at 103.00 N/R 1,716,772
9,500 Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008, 0.775%, 12/01/37 (4)
1/22 at 100.00 N/R 1,814,500
685 VDW Metropolitan District 2, Larimer County, Colorado, General
Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%,
12/15/45
1/22 at 103.00 N/R 706,509
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
5,870 5.375%, 12/01/39 12/23 at 103.00 N/R 6,321,286
38,055 5.500%, 12/01/48 12/23 at 103.00 N/R 40,906,461
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R 3,689,300
8,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R 8,472,800
2,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 2,187,520
1,400 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.625%,
12/01/48, 144A
12/23 at 103.00 N/R 1,496,278
764 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/40, 144A
12/23 at 103.00 N/R 800,565
3,825 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.250%, 12/01/50
9/25 at 103.00 N/R 4,171,889
586 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 8.125%, 12/15/50
9/25 at 103.00 N/R 611,503
1,655 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46
12/22 at 103.00 N/R 1,730,567
245 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%,
12/15/46
12/22 at 103.00 N/R 254,553

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,750 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds, Refunding
& Improvement Series 2020, 5.000%, 12/01/49
12/25 at 103.00 N/R $ 1,952,545
1,020 Villages of Johnstown Metropolitan District No. 3, Town of Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series 2020A and
Subordinate Limited Tax General Obligation Bonds, Series 2020B,
5.000%, 12/01/50
12/25 at 103.00 N/R 1,100,835
1,750 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.125%, 12/01/48
12/23 at 103.00 N/R 1,859,200
690 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%,
12/15/48
12/23 at 103.00 N/R 722,258
4,145 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 4,449,409
600 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Limited
Tax Series 2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R 631,278
1,660 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016A, 6.500%, 12/01/46
1/22 at 103.00 N/R 1,711,775
2,180 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Series 2018, 5.750%, 12/01/46
1/22 at 103.00 N/R 2,248,823
1,300 Westcreek Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 5.375%, 12/01/48
6/24 at 103.00 N/R 1,397,071
1,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation Bonds,
Series 2021A-2, 0.000%, 12/01/50 (7)
3/26 at 99.11 N/R 853,430
Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-1:
750 5.000%, 12/01/40 3/26 at 103.00 N/R 823,095
1,000 5.000%, 12/01/50 3/26 at 103.00 N/R 1,087,190
1,500 Westown Metropolitan District, In the City of Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Series 2017A, 5.000%, 12/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (6) 1,607,835
849 Westown Metropolitan District, In the City of Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Series 2017B, 7.375%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (6) 927,159
1,965 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R 2,101,312
313 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
6/24 at 103.00 N/R 328,641
4,600 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 N/R 4,643,654
Whispering Pines Metropolitan District No.1, In the City of
Aurora, Colorado, Limited Tax Convertible to Unlimited Tax,
General Obligation Refunding and Improvement Bonds,
Series 2017A:
1,000 5.000%, 12/01/37 12/22 at 103.00 N/R 1,048,280
2,544 5.000%, 12/01/47 12/22 at 103.00 N/R 2,659,676
1,948 Whispering Pines Metropolitan District No.1, In the City of Aurora,
Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation
Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47
12/22 at 103.00 N/R 2,022,336

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,780 White Buffalo Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation bonds, Convertible to Unlimited Tax Bonds,
Series 2020, 5.500%, 12/01/50
6/25 at 103.00 N/R $ 3,037,789
595 Wild Plum Metropolitan District, Columbine Valley, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/49
12/24 at 103.00 N/R 644,171
6,500 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%,
12/01/48
12/23 at 103.00 N/R 6,939,205
1,707 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48
12/23 at 103.00 N/R 1,792,521
1,460 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R 1,566,653
756 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
9/24 at 103.00 N/R 791,154
3,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 3,972,098
650 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R 675,948
21,035 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 0.000%, 12/01/51, 144A (7)
9/26 at 97.28 N/R 15,745,118
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
3,785 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R 3,789,769
49,660 4.125%, 12/01/51, 144A 9/26 at 103.00 N/R 49,737,966
3,265 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2017A, 6.500%, 12/01/47
12/27 at 103.00 N/R 3,704,893
1,635 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/27 at 103.00 N/R 1,757,576
Windsor Highlands Metropolitan District 9, Windsor,
Larimer County, Colorado, Limited Tax Supported Revenue
Bonds, Series 2019:
3,300 5.000%, 12/01/39 9/24 at 103.00 N/R 3,552,813
9,315 5.000%, 12/01/49 9/24 at 103.00 N/R 9,960,529
1,185 Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A
9/26 at 103.00 N/R 1,187,951
1,500 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R 1,562,280
2,200 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax
Convertible to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48
12/23 at 103.00 N/R 2,355,408
292 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate General
Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A
12/23 at 103.00 N/R 305,125
2,153,337 Total Colorado 2,164,751,860

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut - 0.2%
$ 7,050 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
1/22 at 100.00 Caa1 $ 7,056,909
10,450 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2020T, 4.000%, 7/01/55
7/30 at 100.00 A- 12,004,751
5,335 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45, (UB) (5)
6/26 at 100.00 AA- 6,250,059
9,000 Connecticut State Health & Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Obligated Group, Series 2021A, 4.000%,
7/01/51, (UB) (5)
7/31 at 100.00 N/R 10,515,600
3,380 Connecticut State, General Obligation Bonds, Series 2020C, 3.000%,
6/01/40, (UB) (5)
6/30 at 100.00 A 3,673,992
3,500 Great Pond Improvement District, Connecticut, Special Obligaiton
Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R 3,710,525
4,423 Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority
Distribution Payment Public Improvement Bonds, Series 2015A,
6.750%, 2/01/45, 144A
2/23 at 100.00 B 4,607,047
43,138 Total Connecticut 47,818,883
Delaware - 0.1%
1,100 Delaware Economic Development Authority, Revenue Bonds, ASPIRA
of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%,
6/01/51
6/26 at 100.00 BB 1,185,932
Delaware Economic Development Authority, Revenue
Bonds, Odyssey Charter School Inc. Project, Series 2015A:
4,890 6.750%, 9/01/35, 144A 3/25 at 100.00 N/R 5,487,020
7,500 7.000%, 9/01/45, 144A 3/25 at 100.00 N/R 8,406,750
Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover
LLC Delaware State University Project, Series 2018A:
1,100 5.000%, 7/01/40 1/28 at 100.00 BB- 1,240,393
1,450 5.000%, 7/01/48 1/28 at 100.00 BB- 1,618,055
6,132 Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special
Development District, Series 2018, 5.250%, 7/01/48, 144A
7/28 at 100.00 N/R 6,780,275
1,330 Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds,
Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B,
8.250%, 7/15/48
1/22 at 100.00 N/R 1,333,511
23,502 Total Delaware 26,051,936
District of Columbia - 1.8%
2,770 District of Columbia Revenue Bonds, Rocketship Education DC Public
Charter School Inc., Obligated Group -Issue 2, Series 2021A, 5.000%,
6/01/61, 144A
6/29 at 100.00 N/R 3,207,189
2,630 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35
10/22 at 100.00 BB- 2,699,748
314,990 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.010%, 6/15/46
1/22 at 22.31 N/R 69,971,879
District of Columbia, Hospital Revenue Bonds, Children's
Hospital Obligated Group, Refunding Series 2015:
5,000 5.000%, 7/15/40, (UB) (5) 1/26 at 100.00 A1 5,779,450
10,000 5.000%, 7/15/44, (UB) (5) 1/26 at 100.00 A1 11,520,400
District of Columbia, Revenue Bonds, Howard University,
Refunding Series 2011A:
(35) 6.500%, 10/01/41, (Pre-refunded 4/01/21), (UB) 4/21 at 100.00 N/R (6) (35,000)
(2,465) 6.500%, 10/01/41, (Pre-refunded 4/01/21), (UB) 4/21 at 100.00 Ba2 (6) (2,465,000)

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
District of Columbia, Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A:
$ 580 5.000%, 7/01/32 7/24 at 103.00 N/R $ 626,000
800 5.000%, 7/01/37 7/24 at 103.00 N/R 859,808
3,100 5.000%, 7/01/52 7/24 at 103.00 N/R 3,303,794
20,000 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R 20,378,000
565 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Taxable Series 2019B, 7.000%, 5/15/24, 144A
No Opt. Call N/R 567,079
2,000 District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 0.000%, 6/01/46, 144A (7)
6/28 at 100.00 N/R 1,679,220
83,520 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Capital Appreciation, Second Senior Lien Series
2010A, 0.000%, 10/01/37, (UB) (5)
No Opt. Call Baa1 50,237,280
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien
Series 2019B:
119,520 4.000%, 10/01/49, (UB) (5) 10/29 at 100.00 Baa2 135,430,502
40,300 3.000%, 10/01/50 - AGM Insured, (UB) (5) 10/29 at 100.00 A2 42,296,462
15,200 4.000%, 10/01/53 - AGM Insured, (UB) (5) 10/29 at 100.00 A2 17,335,296
53,165 4.000%, 10/01/53, (UB) (5) 10/29 at 100.00 Baa2 59,862,727
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B:
2,450 0.000%, 10/01/27 No Opt. Call A3 2,270,072
4,810 0.000%, 10/01/32 No Opt. Call A3 3,928,615
9,400 0.000%, 10/01/38 No Opt. Call Baa1 6,411,176
4,600 0.000%, 10/01/39 No Opt. Call Baa1 3,047,132
7,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1 9,288,580
5,000 Metropolitan Washington DC Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/48, (AMT), (UB) (5)
10/28 at 100.00 A+ 6,066,950
704,900 Total District of Columbia 454,267,359
Florida - 12.8%
1,495 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 6.250%, 11/01/46
11/39 at 100.00 N/R 1,909,010
Alachua County Health Facilities Authority, Florida,
Continuing Care Retirement Community Revenue Bonds,
Oak Hammock at the University of Florida, Inc. Project,
Refunding Series 2012A:
2,500 8.000%, 10/01/42 10/22 at 102.00 N/R 2,689,125
2,500 8.000%, 10/01/46 10/22 at 102.00 N/R 2,689,125
2,600 Amelia National Community Development District, Nassau County,
Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37
1/22 at 100.00 N/R 2,626,260
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-B Series 2018A:
2,530 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 2,885,288
4,220 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 4,833,250
1,600 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/36
5/28 at 100.00 N/R 1,775,648

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A:
$ 415 5.000%, 11/01/34, 144A 11/27 at 100.00 N/R $ 462,107
1,000 5.125%, 11/01/48, 144A 11/27 at 100.00 N/R 1,100,550
1,750 Astonia Community Development District, Polk County, Florida, Special
Assessment Revenue Bonds, Area 2 Project, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 1,836,082
1,000 Astonia Community Development District, Polk County, Florida, Special
Assessment Revenue Bonds, North Parcel Assessment Area Project,
Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R 1,049,190
745 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48
5/31 at 100.00 N/R 880,359
2,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48
5/31 at 100.00 N/R 2,392,080
1,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021, 4.000%, 5/01/51
5/32 at 100.00 N/R 1,061,390
1,000 Avalon Park West Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2020 Project Area,
Refunding Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 1,053,500
6,640 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R 6,647,437
3,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 4.000%,
5/01/51
5/31 at 100.00 N/R 3,160,980
3,180 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%,
5/01/47
5/26 at 100.00 N/R 3,562,522
3,925 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Master Improvements Project,
Series 2021, 4.000%, 5/01/52, 144A
5/32 at 100.00 N/R 4,153,003
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3
Project, Series 2018:
1,145 5.300%, 5/01/39 5/29 at 100.00 N/R 1,310,727
1,940 5.375%, 5/01/49 5/29 at 100.00 N/R 2,208,671
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4
Project, Series 2020:
910 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R 986,076
1,655 4.450%, 5/01/52, 144A 5/30 at 100.00 N/R 1,791,223
21,755 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Series 2012, 6.700%, 5/01/42
5/22 at 100.00 N/R 22,049,563
3,485 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43
11/24 at 100.00 N/R 3,807,781
1,675 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
5.000%, 11/01/48, 144A
11/28 at 100.00 N/R 1,869,300
1,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 1,051,650

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018:
$ 570 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R $ 655,722
935 5.000%, 11/01/49, 144A 11/29 at 100.00 N/R 1,058,196
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018:
3,340 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 3,838,963
5,470 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 6,234,050
1,460 5.125%, 11/01/51, 144A 11/29 at 100.00 N/R 1,660,808
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018:
480 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 551,707
820 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 934,538
2,585 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 N/R 2,815,065
1,990 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.500%,
11/01/44
11/25 at 100.00 N/R 2,145,459
4,380 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
11/01/48
11/28 at 100.00 N/R 4,930,522
2,000 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 N/R 2,076,820
920 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2,
5.000%, 5/01/35
5/25 at 100.00 N/R 985,053
3,190 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Series 2012-1, 5.875%, 5/01/37
5/22 at 100.00 N/R 3,220,464
3,985 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Series 2012-3, 5.875%, 5/01/37
5/22 at 100.00 N/R 4,023,057
2,900 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Series 2012-5, 5.800%, 5/01/37
5/22 at 100.00 N/R 2,926,042
Bay County, Florida, Educational Facilities Revenue
Refunding Bonds, Bay Haven Charter Academy, Inc. Project,
Series 2013A:
2,495 5.000%, 9/01/43 9/23 at 100.00 BBB 2,620,049
1,035 5.000%, 9/01/45 9/23 at 100.00 BBB 1,085,839
4,050 5.000%, 9/01/48 9/23 at 100.00 BBB 4,244,846
Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series
2015:
80 5.000%, 11/01/36 11/25 at 100.00 N/R 85,827
8,380 5.000%, 11/01/46 11/25 at 100.00 N/R 8,924,784
115 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38
1/22 at 100.00 N/R 115,230
Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019
A-1:
1,780 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R 2,045,220
2,060 5.625%, 11/01/49, 144A 11/29 at 100.00 N/R 2,368,073
980 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A
No Opt. Call N/R 1,133,478

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,395 Beaumont Communit Development District 2, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A
11/29 at 100.00 N/R $ 2,660,725
2,985 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.500%, 11/01/43
11/28 at 100.00 BBB 3,802,233
1,000 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43
11/33 at 100.00 N/R 1,276,460
Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A:
725 5.375%, 11/01/36 11/27 at 100.00 N/R 814,842
1,050 5.500%, 11/01/46 11/27 at 100.00 N/R 1,174,414
2,000 Berry Bay Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 2,096,760
3,200 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47
5/26 at 100.00 N/R 3,434,816
1,365 Boggy Branch Community Development District, Jacksonville, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2021, 4.000%,
5/01/51
5/31 at 100.00 N/R 1,434,383
29,200 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
5/23 at 100.00 N/R 30,445,088
Boyette Park Community Development District, Florida,
Special Assessment Bonds, Series 2018:
1,785 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 1,957,627
2,985 5.125%, 5/01/48, 144A 5/28 at 100.00 N/R 3,271,202
2,160 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
1/22 at 100.00 N/R 2,162,246
1,005 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2021,
4.000%, 5/01/52
5/31 at 100.00 N/R 1,051,160
7,500 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
4.000%, 10/01/49, (AMT), (UB) (5)
10/29 at 100.00 A 8,590,575
30,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/49, (AMT), (UB) (5)
9/29 at 100.00 A 33,773,400
Bullfrog Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2017:
1,315 5.125%, 11/01/38 11/27 at 100.00 N/R 1,446,289
1,910 5.250%, 11/01/47 11/27 at 100.00 N/R 2,097,314
6,830 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A
7/25 at 100.00 N/R 7,275,521
2,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55,
144A
6/27 at 100.00 N/R 2,133,260
520 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/56,
144A
6/31 at 100.00 N/R 559,993
4,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 N/R 4,143,880
12,840 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
6/25 at 105.00 N/R 13,920,743
370 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Taxable Series 2020B, 7.000%,
6/15/25, 144A
No Opt. Call N/R 374,795

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,625 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pepin Academies Inc., Series 2020A, 5.750%, 7/01/55
7/26 at 104.00 N/R $ 3,951,105
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, Pineapple Cove Classical Academy, Series
2019A:
750 5.125%, 7/01/39, 144A 1/29 at 100.00 N/R 846,315
10,455 5.250%, 7/01/49, 144A 1/29 at 100.00 N/R 11,690,886
1,000 5.375%, 7/01/54, 144A 1/29 at 100.00 N/R 1,122,640
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, The Florida Charter Educational
Foundation, Inc. Projects, Series 2018A:
1,000 5.375%, 6/15/38, 144A 6/28 at 100.00 N/R 1,121,450
1,970 5.375%, 6/15/48, 144A 6/28 at 100.00 N/R 2,175,510
2,290 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral
Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54
1/23 at 105.00 CCC 1,999,010
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
730 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R 807,110
4,030 6.200%, 8/15/48, 144A 8/28 at 100.00 N/R 4,405,878
3,955 6.375%, 8/15/53, 144A 8/28 at 100.00 N/R 4,351,172
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
700 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R 685,678
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R 978,500
3,805 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 3,719,197
25,400 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth
Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%,
7/01/56, 144A
7/31 at 100.00 N/R 29,027,628
2,680 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Taxable Series 2021A-2, 4.000%,
7/01/24, 144A
No Opt. Call N/R 2,689,916
Capital Trust Agency, Florida, Revenue Bonds, Odyssey
Charter School Project, Series 2017A:
3,490 5.375%, 7/01/37, 144A 7/27 at 100.00 Ba1 3,996,085
4,820 5.500%, 7/01/47, 144A 7/27 at 100.00 Ba1 5,467,663
58,630 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R 26,969,800
10,470 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 5.250%, 6/15/47, 144A
6/27 at 100.00 N/R 11,602,854
Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A:
1,000 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 1,091,370
5,425 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 5,861,278
1,235 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R 1,269,321
Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A:
4,395 4.250%, 7/01/51, 144A 7/31 at 100.00 N/R 4,405,196
3,765 4.375%, 7/01/56, 144A 7/31 at 100.00 N/R 3,773,660
5,750 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A (4)
4/24 at 103.00 N/R 3,105,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A:
$ 1,090 5.000%, 10/15/47, 144A 10/27 at 100.00 Ba2 $ 1,207,905
895 5.000%, 10/15/52, 144A 10/27 at 100.00 Ba2 989,306
1,345 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/54, 144A
10/27 at 100.00 Ba2 1,485,216
2,750 Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations
Charter School Portfolio Projects, Series 2020A-1, 5.000%, 1/01/55,
144A
7/30 at 100.00 N/R 3,048,622
1,250 Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations
Charter School WFCS Portfolio Projects, Senior Series 2021A-1,
5.000%, 1/01/56, 144A
1/31 at 100.00 N/R 1,391,525
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,860 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 1,813,816
2,735 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R 2,688,943
11,680 5.875%, 8/01/52, 144A 8/24 at 103.00 N/R 11,332,753
Carlton Lakes Community Developement District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2015:
770 5.625%, 11/01/36 11/26 at 100.00 N/R 864,918
1,855 5.750%, 11/01/47 11/26 at 100.00 N/R 2,076,598
Carlton Lakes Community Developement District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
625 5.125%, 5/01/38 5/28 at 100.00 N/R 701,694
1,235 5.250%, 5/01/49 5/28 at 100.00 N/R 1,385,571
850 Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 893,205
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2014:
3,770 5.000%, 5/01/34 5/24 at 100.00 N/R 3,994,617
9,320 5.125%, 5/01/45 5/24 at 100.00 N/R 9,858,043
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2017:
1,595 5.000%, 5/01/32, 144A 5/27 at 100.00 N/R 1,782,731
3,800 5.000%, 5/01/48, 144A 5/27 at 100.00 N/R 4,179,088
4,525 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/53
5/31 at 100.00 N/R 4,727,132
430 Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 461,837
965 Chaparral of Palm Bay Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series
2020A-2, 4.000%, 5/01/31
No Opt. Call N/R 1,025,177
1,500 Chapel Creek Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021 Project, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 1,568,895
3,845 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2015,
5.500%, 10/01/36, (AMT), 144A
10/25 at 100.00 N/R 4,187,474

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2021A,
4.000%, 10/01/51, (AMT), 144A
10/31 at 100.00 N/R $ 3,228,150
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series
2019, 5.000%, 6/15/49, 144A
6/29 at 100.00 N/R 1,121,380
2,830 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006, 5.375%, 5/01/36
1/22 at 100.00 N/R 2,836,424
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series
2013A:
500 5.250%, 6/01/28 6/23 at 100.00 BBB- 525,520
2,130 5.625%, 6/01/33 6/23 at 100.00 BBB- 2,241,229
5,000 6.125%, 6/01/43 6/23 at 100.00 BBB- 5,274,850
Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A:
8,000 0.000%, 5/15/35, 144A (4),(8) 5/24 at 100.00 N/R 4,193,940
5,000 0.000%, 5/15/37, 144A (4),(8) 5/24 at 100.00 N/R 2,621,213
1,000 Collier County Industrial Development Authority, Florida, Continuing
Care Community Revenue Bonds, Arlington of Naples Project, Series
2015A, 0.000%, 5/15/49, 144A (4),(8)
5/25 at 100.00 N/R 524,243
Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A:
1,360 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 1,483,909
2,205 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 2,365,480
1,000 Copper Creek Community Development District, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A
11/31 at 100.00 N/R 1,144,320
Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017:
1,930 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R 2,130,257
3,920 5.125%, 11/01/50, 144A 11/32 at 100.00 N/R 4,278,915
8,750 County of Lee FL Airport Revenue, 4.000%, 10/01/51, (AMT), (UB) (5) 10/31 at 100.00 A2 10,174,413
9,540 County of Miami-Dade FL Water & Sewer System Revenue, 4.000%,
10/01/51, (UB) (5)
10/31 at 100.00 A+ 11,323,503
Creek Preserve Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
2,500 4.700%, 11/01/39, 144A 11/29 at 100.00 N/R 2,776,150
4,010 4.750%, 11/01/49, 144A 11/29 at 100.00 N/R 4,409,877
Creekside at Twin Creeks Community Development
District, Florida, Special Assessment Bonds, Area 1 Project,
Series 2016A-1:
755 5.250%, 11/01/37 11/28 at 100.00 N/R 856,223
1,930 5.600%, 11/01/46 11/28 at 100.00 N/R 2,205,700
Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018:
2,335 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 2,679,273
3,420 5.375%, 11/01/50, 144A 11/29 at 100.00 N/R 3,894,046
2,400 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-2,
7.000%, 5/01/30
5/24 at 100.00 N/R 2,575,296

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,230 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-3,
6.500%, 5/01/44
5/24 at 100.00 N/R $ 2,363,644
6,055 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call N/R 6,679,876
2,615 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019, 5.100%, 5/01/48
5/29 at 100.00 N/R 2,931,572
120 Cypress Creek Community Development District, Hillborough County,
Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A,
6.000%, 5/01/45
5/32 at 100.00 N/R 135,503
605 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.125%, 5/01/51, 144A
5/32 at 100.00 N/R 643,968
1,000 DG Farms Community Development District, Florida,Capital
Improvement  Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 1,031,420
Downden West Community Development District, Florida,
Revenue Bonds Series 2018:
1,000 5.400%, 5/01/39, 144A 5/29 at 100.00 N/R 1,158,150
3,205 5.550%, 5/01/49, 144A 5/29 at 100.00 N/R 3,688,667
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Assessment Area 1,
Series 2018A:
4,000 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 4,459,280
8,090 5.100%, 5/01/48, 144A 5/28 at 100.00 N/R 8,943,899
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Series 2015:
935 5.300%, 5/01/36 5/26 at 100.00 N/R 1,008,575
1,430 5.500%, 5/01/45 5/26 at 100.00 N/R 1,549,534
1,955 5.500%, 5/01/46 5/26 at 100.00 N/R 2,117,578
1,000 DW Bayview Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/51,
144A
5/32 at 100.00 N/R 1,053,620
1,165 Eagle Pointe Community Development District, Manatee County, Florida,
Special Assessment Bonds, 2020 Project Assessment Area Series 2020,
4.125%, 5/01/40, 144A
5/30 at 100.00 N/R 1,258,503
1,000 East 547 Community Development District, Florida, Special Assessment
Bonds, Area 1 Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,048,380
1,000 East Bonita Beach Road Community Development District, Bonita
Springs, Florida, Special Assessment Bonds, Area 2 Series 2021,
4.000%, 5/01/51
5/32 at 100.00 N/R 1,062,770
8,825 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36
5/22 at 100.00 N/R 8,889,599
2,205 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33
5/23 at 100.00 N/R 2,290,444
1,000 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R 1,118,540
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2018:
1,595 5.125%, 5/01/39 5/29 at 100.00 N/R 1,818,571
2,675 5.250%, 5/01/49 5/29 at 100.00 N/R 3,021,118
1,000 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,044,310

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,500 Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R $ 1,582,365
1,100 Entrada Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 1,164,042
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1:
1,790 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R 2,087,731
6,405 5.750%, 11/01/49, 144A 11/29 at 100.00 N/R 7,474,891
1,115 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2,
5.600%, 11/01/29, 144A
No Opt. Call N/R 1,277,612
910 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021,
3.500%, 5/01/41
5/31 at 100.00 N/R 931,012
1,735 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2021A,
4.000%, 11/01/51, 144A
11/31 at 100.00 N/R 1,819,772
4,000 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48
11/27 at 100.00 N/R 4,365,480
Epperson Ranch II Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018A-1:
900 5.500%, 11/01/29, 144A No Opt. Call N/R 1,018,359
1,000 5.500%, 5/01/39, 144A 5/29 at 100.00 N/R 1,140,970
2,000 5.625%, 5/01/49, 144A 5/29 at 100.00 N/R 2,273,220
Escambia County Health Facilities Authority, Florida,
Health Care Facilities Revenue Bonds, Baptist Health Care
Corporation Obligated, Series 2020A:
45,230 3.000%, 8/15/50 - AGM Insured, (UB) (5) 2/30 at 100.00 BBB 47,193,887
7,275 4.000%, 8/15/50 - AGM Insured, (UB) (5) 2/30 at 100.00 A2 8,485,560
1,890 ESCROW MCLEOD USA, 8.250%, 5/04/26 (4) No Opt. Call N/R 37,800
4,295 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%,
11/01/45
5/27 at 100.00 N/R 5,101,859
Evergreen Community Development District, Florida,
Special Assessment Bonds, Series 2019:
1,245 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 1,400,700
2,410 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 2,696,934
500 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.200%, 5/01/50
5/30 at 100.00 N/R 534,000
1,425 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Charter School, Series 2019A,
6.125%, 6/15/46, 144A
6/26 at 100.00 N/R 1,544,800
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory
Incorporated Project, Series 2017A:
765 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 826,422
1,510 6.125%, 6/15/46, 144A 6/26 at 100.00 N/R 1,621,679
830 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2018A, 6.125%, 6/15/46, 144A
6/26 at 100.00 N/R 891,387

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey
School of St. Cloud, Series 2021A:
$ 2,030 5.000%, 6/15/51, 144A 6/29 at 102.00 N/R $ 2,200,763
1,805 5.000%, 6/15/56, 144A 6/29 at 102.00 N/R 1,942,848
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project,
Series 2020A:
3,000 5.000%, 6/01/40, 144A 6/29 at 100.00 N/R 3,338,910
2,500 5.000%, 6/01/55, 144A 6/29 at 100.00 N/R 2,746,200
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter
Elementary School Project, Series 2014A:
6,025 6.250%, 7/01/34 7/24 at 100.00 N/R 6,451,209
9,780 6.500%, 7/01/44 7/24 at 100.00 N/R 10,440,443
3,935 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2017A, 5.750%, 7/01/44, 144A
7/27 at 100.00 N/R 4,254,247
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C:
9,160 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R 10,418,401
12,575 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R 14,148,384
1,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project, Series 2021A, 4.000%, 7/01/51, 144A
7/31 at 100.00 N/R 1,065,880
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A:
6,405 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R 6,913,045
7,735 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R 8,356,739
1,290 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Global Outreach Charter Academy, Series 2021A,
4.000%, 6/30/56, 144A
6/28 at 100.00 Ba2 1,367,877
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
1,250 5.875%, 6/15/34, 144A 6/24 at 100.00 N/R 1,216,112
6,275 6.000%, 6/15/44, 144A 6/24 at 100.00 N/R 5,913,874
4,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A,
5.000%, 1/01/50, 144A
1/27 at 100.00 N/R 4,312,480
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
355 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R 402,726
8,500 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 9,586,470
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2012A:
3,500 6.000%, 6/15/32, 144A 6/22 at 100.00 N/R 3,561,950
15,070 6.125%, 6/15/43, 144A 6/22 at 100.00 N/R 15,324,532
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2013A:
18,525 8.000%, 12/15/35, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (6) 20,530,702
4,000 8.500%, 6/15/44, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (6) 4,461,920

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A:
$ 2,110 6.000%, 6/15/34 6/24 at 100.00 N/R $ 2,308,424
6,115 6.125%, 6/15/44 6/24 at 100.00 N/R 6,653,120
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C:
555 5.000%, 9/15/40, 144A 9/27 at 100.00 N/R 620,101
1,305 5.000%, 9/15/50, 144A 9/27 at 100.00 N/R 1,441,412
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Social Bonds-Unlocking Children
's Potential Charter Schools Project, Series 2020A:
850 5.000%, 6/01/40 6/28 at 100.00 N/R 929,228
1,950 5.000%, 6/01/50 6/28 at 100.00 N/R 2,107,248
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation
Inc Projects, Series 2017A:
3,225 6.000%, 6/15/37, 144A 6/27 at 100.00 N/R 3,500,028
6,215 6.125%, 6/15/47, 144A 6/27 at 100.00 N/R 6,682,368
8,210 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A, 6.375%, 6/15/46, 144A
6/26 at 100.00 N/R 9,451,352
91,865 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 100,329,441
210,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Series 2019A-1, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 229,349,400
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project , Series 2019A:
1,565 6.250%, 1/01/49, (AMT), (Mandatory Put 1/1/2024), 144A 1/22 at 102.00 N/R 1,596,582
130,740 6.375%, 1/01/49, (AMT), (Mandatory Put 1/1/2026), 144A 1/22 at 103.00 N/R 133,879,067
456,840 6.500%, 1/01/49, (AMT), (Mandatory Put 1/1/2029), 144A 1/22 at 103.00 N/R 467,150,879
14,500 Florida Development Finance Corporation, Student Housing Revenue
Bonds, Midtown Campus Properties LLC Project, Series 2019, 7.000%,
12/01/48, 144A (4)
12/23 at 105.00 N/R 14,500,000
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series
2018A-1:
1,700 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R 1,966,543
4,200 5.000%, 6/01/48, 144A 6/28 at 100.00 N/R 4,839,576
6,535 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48,
(UB) (5)
12/30 at 100.00 A2 6,921,611
3,910 Florida Housing Finance Corporation, Multifamily Mortgage Revenue
Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27
1/22 at 100.00 N/R 3,921,886
25,000 Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of
Transportation, Series 2021C., 3.000%, 7/01/51, (UB) (5)
7/31 at 100.00 AA 26,772,250
Flow Way Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 4
Project, Series 2015:
1,245 5.125%, 11/01/36 11/26 at 100.00 N/R 1,361,407
1,485 5.375%, 11/01/46 11/26 at 100.00 N/R 1,623,744

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,465 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%,
11/01/46
11/26 at 100.00 N/R $ 2,656,383
4,250 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.500%, 11/01/44
11/24 at 100.00 N/R 4,644,825
Forest Brooke Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2017:
1,000 5.000%, 12/15/37 12/27 at 100.00 N/R 1,110,100
2,000 5.125%, 12/15/46 12/27 at 100.00 N/R 2,206,460
985 Forest Lake Community Development District, Polk County, Florida,
Specia Assessment Bonds, Assessment Area 1 Project, Series 2020,
4.000%, 5/01/51, 144A
5/30 at 100.00 N/R 1,036,959
10,755 Fort Lauderdale, Florida, General Obligation Bonds, Parks & Recreation
Projects, Series 2020A, 3.000%, 7/01/49, (UB) (5)
7/29 at 100.00 Aa1 11,651,322
FRERC Community Development District, Ocoee, Florida,
Special Assessment Bonds, Series 2020:
5,720 5.375%, 11/01/40 11/29 at 100.00 N/R 6,177,886
8,390 5.500%, 11/01/50 11/29 at 100.00 N/R 9,083,601
1,630 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.750%, 5/01/33
5/23 at 100.00 N/R 1,703,741
1,900 Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 1,988,673
20 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Doral Breeze Project Series
2012, 5.500%, 11/01/32
11/22 at 100.00 N/R 20,526
3,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44
5/24 at 100.00 N/R 3,154,200
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area, Refunding Series 2014A-2, 5.000%, 5/01/39
5/24 at 100.00 N/R 1,053,020
2,095 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R 2,226,922
4,500 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45
5/24 at 100.00 N/R 4,819,005
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
5/24 at 100.00 N/R 1,087,390
Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A:
1,845 4.750%, 11/01/39 11/29 at 100.00 N/R 2,055,496
3,695 5.000%, 11/01/50 11/29 at 100.00 N/R 4,135,370
1,000 Grande Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area 1 Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,033,810
16,490 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 4.000%, 10/01/49, (AMT), (UB) (5)
10/29 at 100.00 A+ 18,836,857
8,830 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/23 at 100.00 N/R 9,217,284

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,170 Greeneway Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Series 2013, 5.125%, 5/01/43
5/23 at 100.00 N/R $ 1,201,695
Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A:
1,150 5.000%, 11/01/28 No Opt. Call N/R 1,232,018
10,100 5.875%, 11/01/47 11/32 at 100.00 N/R 11,952,138
2,400 Hacienda Lakes Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2016, 4.625%, 5/01/46
5/26 at 100.00 N/R 2,553,072
4,825 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding Series
2014, 5.250%, 5/01/32
5/24 at 100.00 N/R 5,054,622
Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018:
930 5.100%, 5/01/38, 144A 5/32 at 100.00 N/R 1,081,608
1,870 5.250%, 5/01/49, 144A 5/32 at 100.00 N/R 2,163,721
1,680 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 3, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 N/R 1,754,441
Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series
2017:
2,620 5.000%, 1/01/38 1/27 at 100.00 N/R 2,858,682
6,550 5.000%, 1/01/50 1/27 at 100.00 N/R 7,064,830
3,900 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50
1/29 at 100.00 N/R 4,343,937
760 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 5.000%, 11/01/34
11/24 at 100.00 N/R 795,196
400 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1,
5.250%, 5/01/38
5/27 at 100.00 N/R 441,576
675 Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2017A-2, 5.000%, 5/01/36, 144A
5/27 at 100.00 N/R 753,637
470 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area Four, Series 2019A-2,
5.375%, 11/01/29, 144A
No Opt. Call N/R 524,116
230 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area Three, Series 2019A-
2, 5.375%, 11/01/29, 144A
No Opt. Call N/R 256,482
Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1:
810 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 921,432
2,185 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 2,455,241
4,475 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series 2016A-1,
6.250%, 11/01/47
11/36 at 100.00 N/R 5,752,031
Hidden Creek North Community Development District,
Florida, Special Assessment Bonds, 2019 Project, Series
2019A-1:
1,955 4.250%, 11/01/40 11/29 at 100.00 N/R 2,102,681
3,000 4.500%, 11/01/50 11/29 at 100.00 N/R 3,218,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 485 Highland Meadows Community Development District, Davenport,
Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%,
5/01/36
1/22 at 100.00 N/R $ 485,500
1,020 Highland Meadows II Community Development District, Davenport,
Polk County, Florida, Special Assessment Revenue Bonds, Area 4B/C
Project, Series 2017, 5.000%, 11/01/48
11/27 at 100.00 N/R 1,120,246
Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment
Revenue Bonds, Area 5 Project, Series 2017:
390 5.375%, 11/01/37 11/27 at 100.00 N/R 437,358
790 5.500%, 11/01/47 11/27 at 100.00 N/R 879,704
320 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2017, 5.500%, 11/01/47
11/27 at 100.00 N/R 356,336
2,045 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49,
144A
11/29 at 100.00 N/R 2,295,942
Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Series 2018:
710 5.250%, 6/15/39, 144A 12/29 at 100.00 N/R 803,422
1,205 5.375%, 6/15/49, 144A 12/29 at 100.00 N/R 1,358,758
1,000 Hills of Minneola Community Development District, Florida, Special
Assessment Revenue Bonds, South Parcel Assessment Area Phase 2,
Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 1,044,310
22,995 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 3.500%, 8/01/55, (UB) (5)
2/31 at 100.00 Baa1 24,910,484
24,470 Hillsborough County, Florida, Utility Revenue Bonds, Series 2021A,
2.500%, 8/01/51, (UB) (5)
8/31 at 100.00 AA+ 24,532,888
Holly Hill Road East Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds,
Area 3 Project, Series 2020:
350 5.000%, 11/01/41 No Opt. Call N/R 403,816
520 5.000%, 11/01/50 11/41 at 100.00 N/R 604,926
Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment
Area 1, Series 2019:
445 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 500,367
665 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 743,590
Isles of Bartram Park Community Development District,
Saint Johns County, Florida, Special Assessment Bonds,
Series 2015:
1,935 5.000%, 11/01/35 11/25 at 100.00 N/R 2,077,977
2,970 5.125%, 11/01/45 11/25 at 100.00 N/R 3,167,178
990 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 N/R 1,076,972
K-Bar Ranch Community Development District, Florida,
Special Assessment Revenue Bonds, Parcel O-1 Project,
Series 2014:
490 5.125%, 11/01/34 11/24 at 100.00 N/R 516,617
895 5.375%, 11/01/44 11/24 at 100.00 N/R 945,182

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
K-Bar Ranch Community Development District, Florida,
Special Assessment Revenue Bonds, Parcel Q Project,
Series 2014:
$ 610 5.125%, 11/01/34 11/24 at 100.00 N/R $ 643,135
1,030 5.375%, 11/01/44 11/24 at 100.00 N/R 1,087,752
3,385 Keys Cove II Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36
1/22 at 100.00 N/R 3,391,668
1,000 Kindred Community Development District II, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 1,054,930
1,000 Kingman Gate Community Development District, Homestead, Florida,
Special Assessment Bonds, Project 2021 Series 2021, 4.000%, 6/15/51
6/31 at 100.00 N/R 1,048,110
Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A:
825 5.000%, 1/15/49, 144A 7/29 at 100.00 N/R 922,490
825 5.000%, 1/15/54, 144A 7/29 at 100.00 N/R 919,578
1,175 Lake Powell Residential Golf Community Development District, Bay
County, FLorida, Special ASsessment Revenue Refunding Bonds, Series
2012, 5.750%, 11/01/32
11/23 at 100.00 N/R 1,237,052
8,180 Lakes by the Bay South Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34
5/24 at 100.00 N/R 8,750,228
Lakes by the Bay South Community Development District,
Florida, Special Assessment Bonds, Series 2012:
3,500 5.250%, 11/01/33 11/22 at 100.00 N/R 3,581,725
3,000 5.750%, 11/01/42 11/22 at 100.00 N/R 3,078,480
2,940 Lakeside Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45
5/25 at 100.00 N/R 3,161,852
Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018:
1,610 5.000%, 5/01/38 5/28 at 100.00 N/R 1,783,638
2,665 5.100%, 5/01/48 5/28 at 100.00 N/R 2,935,471
Lakeside Preserve Community Development District,
Lakeland, Florida, Special Assessment Bonds, Series 2019:
425 4.875%, 5/01/39 5/29 at 100.00 N/R 474,491
585 5.000%, 5/01/49 5/29 at 100.00 N/R 647,706
2,960 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A
5/27 at 100.00 N/R 3,285,304
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre &
Northwest Sector Projects, Series 2018:
1,200 5.500%, 5/01/39, 144A 5/29 at 100.00 N/R 1,395,912
1,990 5.650%, 5/01/48, 144A 5/29 at 100.00 N/R 2,311,803
915 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%,
5/01/35
5/25 at 100.00 N/R 977,769
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project,
Phase 1A, Series 2018:
1,170 5.000%, 5/01/38 5/28 at 100.00 N/R 1,310,494
2,550 5.100%, 5/01/48 5/28 at 100.00 N/R 2,851,486
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project,
Phase 1B, Series 2018:
2,250 5.300%, 5/01/39 5/29 at 100.00 N/R 2,600,730
4,000 5.450%, 5/01/48 5/29 at 100.00 N/R 4,594,840

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 750 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Star Farms at Lakewood Ranch Project, Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R $ 797,377
1,725 Lee County Housing Finance Authority, Florida, Multifamily Housing
Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%,
9/15/47, (Mandatory Put 9/15/2027)
1/22 at 100.00 N/R 1,729,313
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2007A:
7,345 5.250%, 6/15/27 1/22 at 100.00 BB- 7,359,543
35,550 5.375%, 6/15/37 1/22 at 100.00 BB- 35,608,658
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2012A:
2,625 5.500%, 6/15/32 6/22 at 100.00 BB- 2,655,975
4,700 5.750%, 6/15/42 6/22 at 100.00 BB- 4,750,713
5,675 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark
Florida, Inc. Project, Series 2012, 5.750%, 10/01/42, (Pre-refunded
10/01/22)
10/22 at 100.00 N/R (6) 5,904,951
3,490 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark
Florida, Inc. Project, Series 2014, 5.500%, 10/01/47, (Pre-refunded
10/01/22)
10/22 at 102.00 N/R (6) 3,695,980
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
790 5.375%, 12/01/32, 144A 12/22 at 105.00 N/R 828,821
2,000 5.625%, 12/01/37, 144A 12/22 at 105.00 N/R 2,094,380
7,650 5.750%, 12/01/52, 144A 12/22 at 105.00 N/R 7,916,373
12,000 Lee Memorial Health System, Florida, Hospital Revenue Bonds,
Refunding Fixed Rate Mode Series 2019A-1, 4.000%, 4/01/49, (UB) (5)
4/29 at 100.00 A2 13,718,400
198 Lexington Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2007, 5.400%, 5/01/37
1/22 at 100.00 N/R 198,265
2,500 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021A, 4.000%, 5/01/52
5/31 at 100.00 N/R 2,606,700
1,185 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 N/R 1,304,223
Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019:
5,585 4.375%, 5/01/40 5/30 at 100.00 N/R 5,877,878
7,825 4.500%, 5/01/51 5/30 at 100.00 N/R 8,200,991
Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000 5.375%, 5/01/35 5/26 at 100.00 N/R 1,085,490
3,675 5.625%, 5/01/46 5/26 at 100.00 N/R 4,003,986
410 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%,
5/01/34
5/24 at 100.00 N/R 441,308
2,700 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 5.000%, 5/01/48
5/28 at 100.00 N/R 3,005,181

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Miami Beach, Florida, Resort Tax Revenue Bonds, Series
2015:
$ 13,515 5.000%, 9/01/40, (UB) (5) 9/25 at 100.00 AA- $ 15,548,332
7,000 5.000%, 9/01/45, (UB) (5) 9/25 at 100.00 AA- 8,007,930
1,000 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 N/R 1,053,370
Miami Dade County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, South
Florida Autism Charter School Project, Series 2017:
3,895 5.875%, 7/01/37, 144A 7/27 at 100.00 N/R 4,296,224
6,530 6.000%, 7/01/47, 144A 7/27 at 100.00 N/R 7,137,878
Miami World Center Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
Series 2017:
11,005 5.125%, 11/01/39 11/27 at 100.00 N/R 12,676,329
18,825 5.250%, 11/01/49 11/27 at 100.00 N/R 21,592,275
10,635 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53, (UB) (5)
4/28 at 100.00 A- 11,877,274
4,445 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51, (UB) (5)
8/31 at 100.00 N/R 5,216,296
4,530 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Inc. , Series 2017, 5.000%, 9/15/44, 144A
9/27 at 100.00 BBB 5,213,260
Miami-Dade County Industrial Development Authority,
Florida, Revenue Bonds, PInecrest Academy Project, Series
2014:
1,000 5.000%, 9/15/34 9/24 at 100.00 BBB 1,092,110
1,730 5.250%, 9/15/44 9/24 at 100.00 BBB 1,887,811
Miami-Dade County Industrial Development Authority,
Florida, Revenue Bonds, Youth Co-Op Charter Schools
Project, Series 2015A:
1,500 5.750%, 9/15/35, 144A 9/25 at 100.00 N/R 1,641,060
3,500 6.000%, 9/15/45, 144A 9/25 at 100.00 N/R 3,814,020
3,250 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 BBB- 3,660,930
15,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB) (5)
10/31 at 100.00 N/R 17,697,300
Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1:
8,700 4.000%, 10/01/46, (AMT), (UB) (5) 10/31 at 100.00 N/R 10,125,060
21,310 4.000%, 10/01/50, (AMT), (UB) (5) 10/31 at 100.00 N/R 24,701,913
Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2018:
9,500 4.000%, 7/01/45, (UB) (5) 7/28 at 100.00 AA 10,879,875
18,515 4.000%, 7/01/48, (UB) (5) 7/28 at 100.00 AA 21,155,054
9,100 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49, (UB) (5)
10/29 at 100.00 A+ 10,529,337
13,185 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/51, (UB) (5)
4/31 at 100.00 A+ 14,154,361
Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B:
980 5.000%, 5/01/29 5/23 at 100.00 N/R 1,016,260
6,705 5.000%, 5/01/37 5/23 at 100.00 N/R 6,913,324

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 13,905 Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Parking Garage Project, Refunding Series
2014A, 5.000%, 5/01/37
5/23 at 100.00 N/R $ 14,337,028
4,360 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R 4,813,353
9,140 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
1/22 at 100.00 N/R 9,154,533
1,400 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%,
5/01/32
5/22 at 100.00 N/R 1,411,354
2,645 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2014, 5.625%, 11/01/45
11/24 at 100.00 N/R 2,853,214
Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018:
1,550 5.000%, 11/01/38, 144A 11/28 at 100.00 N/R 1,738,030
2,650 5.125%, 11/01/48, 144A 11/28 at 100.00 N/R 2,972,664
870 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)
1/22 at 100.00 N/R 313,200
1,590 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/22 (4)
No Opt. Call N/R 572,400
2,000 North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021,
4.000%, 5/01/51
5/34 at 100.00 N/R 2,104,460
1,880 North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021A,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 1,955,670
North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series
2019:
715 5.500%, 11/01/39 11/30 at 100.00 N/R 831,481
1,240 5.625%, 11/01/49 11/30 at 100.00 N/R 1,440,198
North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2019:
3,240 4.500%, 5/01/40 5/29 at 100.00 N/R 3,527,680
5,675 4.750%, 5/01/50 5/29 at 100.00 N/R 6,174,513
1,250 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R 1,309,475
8,055 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%,
5/01/48
5/28 at 100.00 N/R 8,913,260
1,925 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 16, Refunding
Series 2012, 5.750%, 8/01/32
8/22 at 100.00 N/R 1,985,888
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
2C, Series 2014:
2,700 5.000%, 8/01/34 8/24 at 100.00 N/R 2,890,026
3,500 5.000%, 8/01/46 8/24 at 100.00 N/R 3,709,895
13,280 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.500%, 8/01/46
8/26 at 100.00 N/R 14,850,891

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
53, Series 2018A:
$ 3,280 5.500%, 8/01/39 8/29 at 100.00 N/R $ 3,854,164
5,730 5.625%, 8/01/49 8/29 at 100.00 N/R 6,745,872
1,880 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2021,
4.000%, 8/01/51
8/31 at 100.00 N/R 1,993,590
3,400 Ocean and Highway Port Authority, Florida, Port Facilities Revenue
Bonds, Worldwide Terminals Fernandina, LLC Project, Series 2019,
5.500%, 12/01/49, (AMT), 144A
12/29 at 100.00 N/R 3,465,246
Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc, Tender Option Bond
Trust 2016-XF1056:
345 17.128%, 10/01/42, (Pre-refunded 4/01/22), 144A, (IF) (5) 4/22 at 100.00 A2 (6) 361,035
3,565 17.176%, 10/01/42, (Pre-refunded 4/01/22), 144A, (IF) (5) 4/22 at 100.00 A2 (6) 3,731,165
2,245 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36
5/26 at 100.00 N/R 2,443,817
Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018:
970 5.125%, 5/01/38 5/28 at 100.00 N/R 1,074,353
1,130 5.250%, 5/01/48 5/28 at 100.00 N/R 1,249,938
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2:
1,250 0.000%, 10/01/40 10/29 at 68.72 BBB- 711,600
3,905 0.000%, 10/01/41 10/29 at 66.18 BBB- 2,132,989
2,850 0.000%, 10/01/42 10/29 at 63.69 BBB- 1,492,716
4,425 0.000%, 10/01/43 10/29 at 61.27 BBB- 2,223,120
2,600 0.000%, 10/01/44 10/29 at 59.08 BBB- 1,256,580
4,675 0.000%, 10/01/45 10/29 at 56.95 BBB- 2,173,127
1,000 Osceola Village Center Community Development District, Florida,
Special Assessment Bonds, 2021 Project, Series 2021, 4.000%, 5/01/51,
144A
5/31 at 100.00 N/R 1,038,640
Palm Beach County Health Facilities Authority, Florida,
Revenue Bonds, Sinai Residences of Boca Raton Project,
Series 2014A:
320 6.750%, 6/01/24 6/22 at 102.00 N/R 334,720
1,000 6.850%, 6/01/26 6/22 at 102.00 N/R 1,046,410
1,000 7.000%, 6/01/29 6/22 at 102.00 N/R 1,046,890
5,000 7.375%, 6/01/44 6/22 at 102.00 N/R 5,242,100
11,600 7.500%, 6/01/49 6/22 at 102.00 N/R 12,167,588
2,900 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56 (WI/DD, Settling 3/03/23)
6/27 at 103.00 N/R 3,022,757
9,815 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57, 144A
6/31 at 100.00 N/R 11,572,081
7,115 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/51, 144A
4/29 at 100.00 Ba1 8,029,776
1,180 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.300%,
5/01/50
5/30 at 100.00 N/R 1,264,346
550 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44
11/27 at 100.00 N/R 663,966

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Parker Road Community Development District, Florida,
Capital Improvement Revenue Bonds, Refudning Series
2020:
$ 800 3.875%, 5/01/40 5/30 at 100.00 N/R $ 849,056
1,000 4.100%, 5/01/50 5/30 at 100.00 N/R 1,060,760
1,080 Parkland Preserve Community Development District, St Johns County,
Florida, Special Assessment Revenue Bonds, Series 2019B, 5.500%,
11/01/32
No Opt. Call N/R 1,254,884
Pelican Marsh Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2012:
90 4.875%, 5/01/22 No Opt. Call N/R 90,904
1,330 5.375%, 5/01/31 5/22 at 100.00 N/R 1,342,302
8,115 Pine Island Community Development District, Florida, Special
Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
1/22 at 100.00 N/R 8,130,824
9,720 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021,
7.000%, 1/01/57, 144A
12/22 at 108.00 N/R 9,744,592
1,000 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%,
5/01/37
5/27 at 100.00 N/R 1,114,720
Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018:
500 5.250%, 11/01/38 11/29 at 100.00 N/R 566,115
1,000 5.375%, 11/01/49 11/29 at 100.00 N/R 1,129,440
1,000 Preserve at South Branch Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase 3 Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,056,580
2,315 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45,
(AMT)
1/22 at 100.00 N/R 2,319,352
1,000 Quail Roost Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series
2021, 4.000%, 12/15/51
12/31 at 100.00 N/R 1,060,670
Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012:
60 5.750%, 11/01/22 No Opt. Call N/R 62,101
1,250 6.125%, 11/01/32 No Opt. Call N/R 1,494,938
1,000 6.875%, 11/01/42 11/32 at 100.00 N/R 1,295,790
Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015:
1,350 5.000%, 11/01/35 11/25 at 100.00 N/R 1,449,387
2,270 5.200%, 11/01/45 11/25 at 100.00 N/R 2,427,039
3,250 Renaissance Community Development District, Lee County, Florida,
Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33
5/22 at 100.00 N/R 3,283,280
7,490 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33
5/25 at 100.00 N/R 8,313,750
2,835 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 2,972,157
Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project,
Refunding & Improvement Series 2015:
2,740 5.000%, 5/01/36 5/28 at 100.00 N/R 3,066,855
2,705 5.000%, 11/01/47, 144A 11/27 at 100.00 N/R 2,970,063

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R $ 2,743,583
2,230 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38,
144A
11/27 at 100.00 N/R 2,445,552
2,305 Reunion West Community Development District, Florida, Special
Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36
5/22 at 100.00 N/R 2,331,508
Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019:
1,000 4.500%, 5/01/39 5/29 at 100.00 N/R 1,097,250
2,000 4.625%, 5/01/50 5/29 at 100.00 N/R 2,185,020
2,310 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%,
5/01/50
5/29 at 100.00 N/R 2,531,552
1,250 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 1,318,663
1,000 River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2021A-1, 3.000%,
5/01/36
5/31 at 100.00 N/R 1,010,790
998 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R 1,087,810
1,380 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/38
5/28 at 100.00 N/R 1,525,976
905 Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R 950,259
Rolling Hills Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1:
580 5.450%, 5/01/31 5/26 at 100.00 N/R 621,122
820 5.600%, 5/01/37 5/26 at 100.00 N/R 870,291
1,300 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50
5/30 at 100.00 N/R 1,376,492
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2016:
1,000 5.875%, 11/01/37 11/27 at 100.00 N/R 1,160,640
1,000 6.000%, 11/01/47 11/27 at 100.00 N/R 1,160,350
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2018:
2,000 5.375%, 11/01/38, 144A 11/29 at 100.00 N/R 2,295,920
3,760 5.500%, 11/01/49, 144A 11/29 at 100.00 N/R 4,306,629
1,900 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2014, 7.125%, 11/01/44
11/24 at 100.00 N/R 2,128,665
1,700 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R 1,890,315
1,250 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017, 5.000%, 11/01/47, 144A
11/27 at 100.00 N/R 1,363,325
3,350 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/1/2039), 144A
11/31 at 100.00 N/R 3,396,733
1,000 Sandmine Road Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2021, 4.000%,
11/01/51, 144A
11/31 at 100.00 N/R 1,060,020

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 750 Sandridge Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2021A-1, 4.000%, 5/01/51
5/31 at 100.00 N/R $ 765,195
Sawyers Landing Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2021:
1,615 4.125%, 5/01/41, 144A 5/31 at 100.00 N/R 1,750,821
4,030 4.250%, 5/01/53, 144A 5/31 at 100.00 N/R 4,341,600
1,575 Scenic Highway Community Development District, Haines, Florida,
Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 1,624,487
705 Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A, 4.000%, 6/15/56, 144A
6/31 at 100.00 Ba1 776,635
Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding
Series 2019:
1,500 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 1,713,465
2,995 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 3,401,002
1,000 Shingle Creek at Branson Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series 2021,
4.000%, 6/15/51
6/31 at 100.00 N/R 1,054,740
4,000 Shingle Creek Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series
2019, 5.000%, 5/01/49
5/29 at 100.00 N/R 4,597,240
Silverado Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1A,
Series 2018A-1:
390 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R 437,635
580 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R 651,473
1,100 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1B, Refunding Series
2018A-2, 5.500%, 5/01/49, 144A
No Opt. Call N/R 1,112,595
310 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A
11/27 at 100.00 N/R 340,160
2,010 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 5.000%, 5/01/38
5/24 at 101.00 N/R 2,126,218
3,990 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017A, 5.250%, 11/01/48
11/27 at 100.00 N/R 4,434,805
110 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017B, 5.350%, 11/01/29
No Opt. Call N/R 125,931
1,500 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Phase 1, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 1,564,680
Solterra Resort Community Development District, Polk
County, Florida, Special Assessment Bonds, Series 2018:
995 5.250%, 5/01/39 5/31 at 100.00 N/R 1,158,847
2,925 5.375%, 5/01/49 5/31 at 100.00 N/R 3,430,147
5,300 Somerset Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37
1/22 at 100.00 N/R 5,307,261
47,350 South Broward Hospital District, 3.000%, 5/01/51, (UB) (5) 5/31 at 100.00 Aa3 50,036,639
1,000 South Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area 1 Series 2021,
4.000%, 6/15/51
6/31 at 100.00 N/R 1,057,230

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2016:
$ 60 5.000%, 5/01/29 5/27 at 100.00 N/R $ 65,280
785 5.375%, 5/01/37 5/27 at 100.00 N/R 871,358
2,740 5.625%, 5/01/47 5/27 at 100.00 N/R 3,048,962
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2018:
1,510 5.000%, 5/01/38 5/28 at 100.00 N/R 1,688,195
3,750 5.375%, 5/01/49 5/28 at 100.00 N/R 4,229,738
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2017:
36,610 4.000%, 8/15/42, (UB) (5) 8/27 at 100.00 A1 41,269,355
50,915 4.000%, 8/15/47, (UB) (5) 8/27 at 100.00 A1 57,065,023
South Village Community Development District, Clay
County, Florida, Capital Improvement Revenue Bonds,
Refunding Series 2016A2:
400 4.875%, 5/01/35 5/26 at 100.00 N/R 434,372
100 5.000%, 5/01/38 5/26 at 100.00 N/R 109,346
2,000 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33
5/22 at 100.00 BBB 2,025,420
2,015 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34
5/23 at 101.00 N/R 2,114,863
Spencer Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
1,000 5.000%, 5/01/39 5/29 at 100.00 N/R 1,126,830
1,250 5.250%, 5/01/49 5/29 at 100.00 N/R 1,414,688
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area One Project, Series 2014:
2,125 5.125%, 11/01/34 11/24 at 100.00 N/R 2,260,596
3,265 5.500%, 11/01/44 11/24 at 100.00 N/R 3,491,395
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area Two Project, Series 2017:
1,525 5.125%, 11/01/37, 144A 11/27 at 100.00 N/R 1,695,221
3,000 5.250%, 11/01/47, 144A 11/27 at 100.00 N/R 3,332,730
2,000 Stillwater Community Development District, Saint John's County, Florida,
Special Assessment Bonds,  2021 Project Series 2021, 4.000%, 6/15/51,
144A
6/31 at 100.00 N/R 2,114,460
2,215 Stonegate Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34
5/23 at 100.00 N/R 2,290,465
1,165 Stonewater Community Development District, Cape Coral, Florida,
Special Assessment Revenue Bonds, Refunding Series 2021, 4.000%,
11/01/51, 144A
11/32 at 100.00 N/R 1,240,865
1,750 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-1, 5.625%, 11/01/47
11/30 at 100.00 N/R 2,024,383
1,270 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
1/22 at 101.00 N/R 1,284,503

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,500 Stoneybrook South Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2013, 6.500%, 5/01/39
5/23 at 100.00 N/R $ 2,660,900
3,945 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 5.500%, 11/01/44
11/29 at 100.00 N/R 4,707,016
1,000 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area Four Project, Series
2021, 4.000%, 6/15/51, 144A
6/31 at 100.00 N/R 1,051,420
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
1 Project, Series 2018A-1:
500 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R 569,845
1,320 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R 1,498,213
110 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2,
5.375%, 11/01/29, 144A
No Opt. Call N/R 124,044
1,540 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 3, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 1,605,712
1,000 Summerstone Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Phase 2 Series 2021, 4.000%,
5/01/51, 144A
5/31 at 100.00 N/R 1,053,290
1,561 Summit At Fern Hill Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016,
5.000%, 5/01/46
5/27 at 100.00 N/R 1,690,142
1,850 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021A, 5.000%, 5/01/52
No Opt. Call N/R 1,875,290
1,000 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R 1,007,340
1,000 Tamarindo Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,059,050
1,815 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R 1,951,361
5,910 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 N/R 6,425,056
1,270 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021B, 4.500%, 5/01/36
No Opt. Call N/R 1,303,731
6,750 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R 6,749,865
Timber Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
1,000 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R 1,171,610
1,250 5.000%, 11/01/48, 144A 11/32 at 100.00 N/R 1,450,700
2,000 Timber Creek Southwest Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2021,
4.000%, 12/15/51
12/31 at 100.00 N/R 2,114,380
Tohoqua Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2018:
985 4.700%, 5/01/38, 144A 5/28 at 100.00 N/R 1,077,806
1,075 4.800%, 5/01/48, 144A 5/28 at 100.00 N/R 1,167,633

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 11,820 Tolomato Community Development District, Florida, Special Assessment
Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%,
5/01/40 (7)
5/22 at 100.00 N/R $ 11,810,787
Tolomato Community Development District, Florida,
Special Assessment Bonds, Expansion Parcel Project, Series
2018:
580 4.850%, 5/01/38, 144A 5/28 at 100.00 N/R 650,244
975 5.000%, 5/01/48, 144A 5/28 at 100.00 N/R 1,091,386
Tolomato Community Development District, Florida,
Special Assessment Bonds, Hope Note, Series 2007-3:
340 6.375%, 5/01/22 (4) No Opt. Call N/R 3
1,715 6.450%, 5/01/23 (4) 1/22 at 100.00 N/R 17
2,060 6.550%, 5/01/27 (4) 1/22 at 100.00 N/R 21
10,355 6.650%, 5/01/40 (4) 1/22 at 100.00 N/R 104
12,095 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)
1/22 at 100.00 N/R 121
4,795 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A
5/28 at 100.00 N/R 5,473,301
35,080 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-1, 6.610%, 5/01/40
1/22 at 100.00 N/R 35,179,978
21,550 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)
1/22 at 100.00 N/R 17,075,574
23,470 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)
1/22 at 100.00 N/R 235
2,340 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39
5/28 at 100.00 N/R 2,661,188
3,225 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44
11/26 at 102.00 N/R 3,770,541
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 2B Project, Series 2018:
280 5.375%, 5/01/38 5/29 at 100.00 N/R 318,299
525 5.500%, 5/01/49 5/29 at 100.00 N/R 593,024
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3A Project, Series 2018:
1,265 5.375%, 5/01/38 5/29 at 100.00 N/R 1,439,785
2,600 5.500%, 5/01/49 5/29 at 100.00 N/R 2,938,676
1,225 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R 1,342,833
1,760 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R 1,929,294
1,535 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3D Project, Series 2020, 4.000%, 5/01/51,
144A
5/30 at 100.00 N/R 1,611,842
4,865 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%,
10/01/47
10/27 at 100.00 N/R 5,238,194
1,000 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 1,056,580
825 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.375%, 11/01/36
11/28 at 100.00 N/R 947,265

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Trevesta Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 - Phase 2 Project, Series 2018:
$ 725 5.250%, 11/01/39, 144A 11/30 at 100.00 N/R $ 829,451
1,000 5.375%, 11/01/49, 144A 11/30 at 100.00 N/R 1,149,430
750 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 -
AGM Insured
11/32 at 100.00 N/R 954,008
2,795 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019A, 4.750%, 5/01/50
5/29 at 100.00 N/R 3,049,932
1,355 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32
No Opt. Call N/R 1,544,903
1,000 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Village N&P Project, Series 2021,
4.000%, 11/01/50
11/31 at 100.00 N/R 1,056,570
1,000 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Villages Q & R Project, Series 2021,
4.000%, 11/01/51, 144A
11/31 at 100.00 N/R 1,053,970
1,300 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call N/R 1,363,453
Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds,
Series 2018:
1,100 5.375%, 5/01/38 5/28 at 100.00 N/R 1,236,367
3,370 5.500%, 5/01/49 5/28 at 100.00 N/R 3,776,456
1,060 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R 1,100,545
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Northwest
Assessment Area Parcels A, B & C, Series 2018:
1,400 5.000%, 11/01/39 11/29 at 100.00 N/R 1,588,804
2,500 5.125%, 11/01/49 11/29 at 100.00 N/R 2,829,200
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Village 1
Project, Series 2015:
1,930 5.000%, 11/01/36 11/25 at 100.00 N/R 2,078,552
555 5.125%, 11/01/45 11/25 at 100.00 N/R 594,805
2,440 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%,
11/01/45
11/28 at 100.00 N/R 2,816,565
10,650 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-
1, 6.375%, 11/01/47
11/31 at 100.00 N/R 12,441,969
2,445 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-
2, 6.375%, 11/01/47
11/31 at 100.00 N/R 2,856,396
615 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.750%, 5/01/37
5/26 at 100.00 N/R 658,499
Union Park Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2016A-1:
255 5.375%, 11/01/37 11/27 at 100.00 N/R 285,544
1,000 5.500%, 11/01/46 11/27 at 100.00 N/R 1,112,150

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,990 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.500%, 11/01/47, 144A
11/28 at 100.00 N/R $ 2,291,027
Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1:
1,485 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 1,684,955
2,630 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 2,962,353
890 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R 1,069,006
1,000 V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 1,045,930
Venetian Community Development District, Sarasota
County, Florida, Capital Improvement Revenue Bonds,
Series 2012-A1:
1,500 5.500%, 5/01/34 5/22 at 100.00 N/R 1,513,635
130 6.125%, 5/01/42 5/22 at 100.00 N/R 131,444
2,735 Venetian Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34
5/22 at 100.00 N/R 2,759,861
1,055 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 N/R 1,361,098
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area 4
Veranda Oaks, Refunding Series 2021:
1,000 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R 1,051,650
795 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R 836,062
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area
One-Gardens East Project, Series 2018A:
1,080 5.000%, 11/01/39 11/29 at 100.00 N/R 1,230,315
1,135 5.000%, 11/01/39 11/29 at 100.00 N/R 1,292,969
1,850 5.125%, 11/01/49 11/29 at 100.00 N/R 2,101,655
1,765 5.125%, 11/01/49 11/29 at 100.00 N/R 2,005,093
1,120 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B,
5.875%, 11/01/32
1/22 at 101.00 N/R 1,134,504
4,430 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33
5/23 at 100.00 N/R 4,576,234
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017:
1,640 4.750%, 11/01/38 11/27 at 100.00 N/R 1,785,862
2,200 5.000%, 11/01/48 11/27 at 100.00 N/R 2,400,024
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017:
1,300 4.750%, 11/01/38 11/27 at 100.00 N/R 1,415,622
1,800 5.000%, 11/01/48 11/27 at 100.00 N/R 1,963,656
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017:
900 5.000%, 11/01/38 11/27 at 100.00 N/R 989,442
1,425 5.125%, 11/01/48 11/27 at 100.00 N/R 1,563,310

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,015 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 1 Assessment Area, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R $ 1,074,936
1,800 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50
5/29 at 100.00 N/R 1,986,750
1,260 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 1,325,759
95 Vizcaya in Kendall Community Development District, Florida, Special
Assessment Revenue Bonds, Phase One Assessment Area, Refunding
Series 2012A-1, 5.600%, 5/01/22
No Opt. Call BBB- 96,442
Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
1,925 5.125%, 11/01/38, 144A 11/28 at 100.00 N/R 2,173,267
4,000 5.250%, 11/01/49, 144A 11/28 at 100.00 N/R 4,504,200
Waterset North Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2014:
1,940 5.125%, 11/01/35 11/24 at 100.00 N/R 2,061,599
1,605 5.250%, 5/01/39 5/27 at 100.00 N/R 1,756,608
1,765 West Port Community Developement District, Charlotte County, Florida,
Special Assessment Bonds, Assessment Area 1- 2021 Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,840,330
1,500 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021, 4.000%,
5/01/51
5/31 at 100.00 N/R 1,576,245
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Master
Infrastructure, Series 2019:
3,030 4.750%, 5/01/39 5/29 at 100.00 N/R 3,373,450
6,500 5.000%, 5/01/50 5/29 at 100.00 N/R 7,294,365
710 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%,
5/01/50, 144A
5/29 at 100.00 N/R 790,869
2,250 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 8 Master Infrastructure, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 2,364,367
Westside Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Solara Phase 1 Assessment Area, Series 2018:
515 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 575,384
575 5.200%, 5/01/48, 144A 5/28 at 100.00 N/R 641,004
2,000 Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 2,098,380
2,580 Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
11/01/47, 144A
11/27 at 100.00 N/R 2,834,956
Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019:
1,500 5.000%, 5/01/39 5/29 at 100.00 N/R 1,690,245
3,000 5.200%, 5/01/50 5/29 at 100.00 N/R 3,384,780
1,000 Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2021,
4.000%, 5/01/52
5/31 at 100.00 N/R 1,038,640

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,870 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area,
Series 2015, 5.000%, 11/01/45
11/26 at 100.00 N/R $ 2,022,592
1,000 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R 1,109,650
1,555 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2015,
5.000%, 11/01/35
11/25 at 100.00 N/R 1,670,925
900 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call N/R 976,806
Wiregrass Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2014:
500 5.375%, 5/01/35 5/25 at 100.00 N/R 542,095
2,375 5.625%, 5/01/45 5/25 at 100.00 N/R 2,578,680
Wiregrass Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2016:
915 4.875%, 5/01/36 5/26 at 100.00 N/R 998,503
1,700 5.000%, 5/01/47 5/26 at 100.00 N/R 1,852,864
Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016:
510 5.125%, 5/01/36 5/28 at 100.00 N/R 566,503
925 5.500%, 5/01/46 5/28 at 100.00 N/R 1,038,877
1,010 Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Aessessment Area 2, Series
2021, 4.000%, 5/01/51, 144A
5/34 at 100.00 N/R 1,059,126
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2019:
1,550 5.500%, 11/01/39, 144A 11/30 at 100.00 N/R 1,807,765
2,655 5.625%, 11/01/49, 144A 11/30 at 100.00 N/R 3,086,013
3,139,427 Total Florida 3,251,972,582
Georgia - 1.7%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
500 6.500%, 1/01/29 1/28 at 100.00 N/R 369,890
24,900 6.750%, 1/01/35 1/28 at 100.00 N/R 18,135,666
31,660 7.000%, 1/01/40 1/28 at 100.00 N/R 22,726,814
1,485 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series 2013A,
5.000%, 11/01/48
11/23 at 100.00 BB+ 1,495,440
11,460 Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%,
7/01/49, (AMT), (UB) (5)
7/29 at 100.00 A+ 13,042,511
4,385 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option
Trust 2015-XF0234, 22.405%, 3/01/23, 144A, (IF) (5)
No Opt. Call AA- 7,470,637
Baldwin County Hospital Authority, Georgia, Revenue
Bonds, Oconee Regional Medical Center, Series 1998:
890 5.250%, 12/01/22 (4),(8) 1/22 at 100.00 N/R 64,205
95 5.375%, 12/01/28 (4),(8) 1/22 at 100.00 N/R 6,853
91 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 2016, 6.500%, 10/01/22 2021 2021
(4),(8)
No Opt. Call N/R 102,368

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 10,385 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49, (UB)
(5)
7/29 at 100.00 Aa2 $ 12,006,618
22,880 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Transmission Corporation Vogtle Project,
Series 2012, 2.750%, 1/01/52, (UB) (5)
5/31 at 100.00 A1 23,220,226
Dalton Development Authority, Georgia, Revenue
Certificates, Hamilton Health Care System Inc, Series 2017:
1,000 4.000%, 8/15/41, (UB) (5) 2/28 at 100.00 AA- 1,131,360
22,510 4.000%, 8/15/48, (UB) (5) 2/28 at 100.00 AA- 25,486,047
4,750 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
10/23 at 100.00 N/R 4,986,217
5,445 Fulton County Development Authority, Georgia, Revenue Bonds, Amana
Academy Project, Series 2013A, 6.500%, 4/01/43, (Pre-refunded
4/01/23)
4/23 at 100.00 N/R (6) 5,850,054
40,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc, Series
2020A, 3.000%, 2/15/47, (UB) (5)
2/30 at 100.00 A 42,114,400
2,630 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Tender Option Bond Trust 2015-XF1016, 23.977%, 8/15/49, 144A, (IF)
(5)
2/25 at 100.00 AA- 4,558,421
Georgia Municipal Electric Authority, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2019A:
14,795 4.000%, 1/01/44 - AGM Insured, (UB) (5) 7/28 at 100.00 BBB+ 16,906,986
28,600 4.000%, 1/01/49, (UB) (5) 7/28 at 100.00 BBB+ 32,315,712
34,110 4.000%, 1/01/59, (UB) (5) 7/28 at 100.00 BBB+ 38,333,159
7,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series 2017A,
4.000%, 4/01/42, (UB) (5)
4/27 at 100.00 A 7,875,490
Macon-Bibb County Urban Development Authority,
Georgia, Revenue Bonds, Academy for Classical Education,
Series 2017:
1,840 5.875%, 6/15/47, 144A 6/27 at 100.00 N/R 2,109,946
1,550 6.000%, 6/15/52, 144A 6/27 at 100.00 N/R 1,782,888
20,610 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43, (UB) (5)
5/29 at 100.00 A3 24,803,311
Marietta Development Authority, Georgia, University
Facilities Revenue Bonds, Life University, Inc. Project,
Refunding Series 2017A:
3,000 5.000%, 11/01/27, 144A No Opt. Call Ba3 3,327,540
5,000 5.000%, 11/01/37, 144A 11/27 at 100.00 Ba3 5,581,550
Municipal Electric Authority of Georgia, Plant Vogtle Units 3
& 4 Project J Bonds, Series 2019A:
47,285 5.000%, 1/01/49, (UB) (5) 7/28 at 100.00 Baa1 57,434,725
16,000 5.000%, 1/01/59, (UB) (5) 7/28 at 100.00 Baa1 19,396,960
15,700 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2019A, 4.000%, 1/01/49, (UB) (5)
1/29 at 100.00 BBB+ 17,700,337
9,000 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2021A., 4.000%, 1/01/51, (UB) (5)
1/32 at 100.00 BBB+ 10,569,870
3,330 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.250%, 10/01/49
10/26 at 103.00 N/R 3,518,245
392,886 Total Georgia 424,424,446

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam - 0.0%
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
$ 675 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 $ 728,987
735 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (6) 810,161
1,410 Total Guam 1,539,148
Hawaii - 0.2%
1,565 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3 1,625,597
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Hawaii Pacific University, Series
2013A:
3,040 6.625%, 7/01/33 7/23 at 100.00 BB 3,232,614
9,450 6.875%, 7/01/43 7/23 at 100.00 BB 10,025,789
7,300 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 N/R 8,138,989
16,795 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT), (UB) (5)
3/27 at 100.00 Baa1 18,602,310
5,205 Hawaii Housing Finance and Development Corporation, Multifamily
Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A,
6.750%, 5/01/47
5/22 at 100.00 BBB 5,264,285
Kauai County, Hawaii, Special Tax Bonds, Community
Facilities District 2008-1 Kukuiula Development Project,
Series 2012:
1,100 5.625%, 5/15/33 5/22 at 100.00 N/R 1,114,377
3,000 5.750%, 5/15/42 5/22 at 100.00 N/R 3,036,990
47,455 Total Hawaii 51,040,951
Idaho - 0.2%
3,456 Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special
Assessment Bonds, Assessment Area One, Series 2011, 9.000%,
9/01/40
1/22 at 100.00 N/R 3,465,953
30,000 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51,
144A
5/26 at 102.00 N/R 30,272,400
Idaho Housing and Finance Association NonProfit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A:
1,480 5.000%, 7/15/41, 144A 7/26 at 103.00 N/R 1,527,745
4,040 5.000%, 7/15/56, 144A 7/26 at 103.00 N/R 4,105,771
Idaho Housing and Finance Association NonProfit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series
2020A.:
680 4.500%, 7/01/30, 144A 7/25 at 100.00 N/R 698,782
2,270 5.000%, 7/01/40, 144A 7/25 at 100.00 N/R 2,335,807
6,040 5.250%, 7/01/55, 144A 7/25 at 100.00 N/R 6,212,321
275 Idaho Housing and Finance Association NonProfit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27,
144A
7/25 at 100.00 N/R 282,026
2,220 Idaho Housing and Finance Association NonProfit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R 2,220,666
955 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Compass Public Charter School, Inc. Project, Series 2018A,
6.000%, 7/01/49, 144A
7/28 at 100.00 BB 1,144,014

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 715 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Taxable Series 2021B, 5.750%,
7/15/31, 144A
7/26 at 103.00 N/R $ 712,705
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series
2015A:
975 5.000%, 6/01/35 6/25 at 100.00 BBB 1,081,879
2,380 5.000%, 6/01/44 6/25 at 100.00 BBB 2,620,642
55,486 Total Idaho 56,680,711
Illinois - 10.2%
6,410 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
1/22 at 100.00 N/R 6,487,946
4,456 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
1/22 at 100.00 N/R 4,406,385
4,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R 4,247,880
4,515 Central Illinois Economic Development Authority, Illinois, Multifamily
Housing Revenue Bonds, Huntington Ridge Apartments Project, Series
2014, 5.000%, 8/01/30
8/24 at 100.00 N/R 4,628,778
5,505 Chicago Board of Education, Cook County, Illinois, General Obligation
Bonds, Tender Option Bond Trust 2016-XG0073, 23.834%, 12/01/39 -
AGM Insured, 144A, (IF) (5)
12/21 at 100.00 A2 5,637,615
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016:
11,130 5.750%, 4/01/35, (UB) (5) 4/27 at 100.00 A- 13,470,416
38,215 6.100%, 4/01/36, (UB) (5) 4/27 at 100.00 A- 46,925,345
119,345 6.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A- 144,162,793
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
6,115 5.000%, 4/01/42, (UB) (5) 4/27 at 100.00 A- 7,105,080
4,685 5.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A- 5,418,483
7,500 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/46, (UB) (5)
4/28 at 100.00 A- 8,854,650
2,130 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%,
12/01/32
12/24 at 100.00 BB 2,356,249
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues Series 2011A:
58,530 5.000%, 12/01/41 1/22 at 100.00 Ba3 58,820,894
1,100 5.250%, 12/01/41 1/22 at 100.00 Ba3 1,105,621
16,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 BB 21,768,264
3,580 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46
12/27 at 100.00 BB 4,176,177
23,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/23 at 100.00 BB 24,584,930
255,480 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 307,431,858
42,670 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 54,993,096
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
8,445 4.000%, 12/01/50, (UB) (5) 12/29 at 100.00 A+ 9,729,653
6,905 4.000%, 12/01/55, (UB) (5) 12/29 at 100.00 A+ 7,834,966

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Series 2014:
$ 52,720 5.000%, 12/01/44, (UB) (5) 12/24 at 100.00 AA $ 59,036,910
20,000 5.250%, 12/01/49, (UB) (5) 12/24 at 100.00 AA 22,423,000
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
2,950 22.322%, 9/01/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 4,743,394
8,000 22.337%, 9/01/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 12,866,720
500 22.337%, 9/01/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 804,170
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2017-XF2426:
3,755 22.304%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 6,004,696
2,600 22.304%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 4,157,712
2,000 22.304%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 3,198,240
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust Series
2020-XF2913:
1,000 23.549%, 12/01/49, (Mandatory Put 1/7/2022), 144A, (IF) 12/24 at 100.00 AA 1,605,760
2,000 23.549%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA 3,211,520
1,150 23.549%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA 1,846,624
4,574 Chicago, Illinois, Certificates of Participation Tax Increment Allocation
Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31,
144A
1/22 at 100.00 N/R 4,577,610
785 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
1/22 at 100.00 N/R 784,894
9,023 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28,
144A
1/23 at 100.00 N/R 9,250,019
5,168 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26 (4)
1/22 at 100.00 N/R 5,066,429
3,983 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
1/22 at 100.00 N/R 3,983,448
5,287 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
1/22 at 100.00 N/R 5,290,016
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A:
20,320 4.000%, 1/01/43, (UB) (5) 1/29 at 100.00 A 23,168,458
30,550 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A 36,650,224
6,375 5.000%, 1/01/53, (UB) (5) 1/29 at 100.00 A 7,617,296
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B:
18,485 4.000%, 1/01/44, (UB) (5) 1/29 at 100.00 A 21,183,995
3,500 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A 4,260,200
Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999:
9,325 0.000%, 1/01/34 - FGIC Insured No Opt. Call BBB- 7,222,958
32,270 0.010%, 1/01/39 - NPFG Insured No Opt. Call BBB- 21,425,667
Chicago, Illinois, General Obligation Bonds,
Neighborhoods Alive 21 Program, Series 2002B:
2,595 5.500%, 1/01/31 1/25 at 100.00 Ba1 2,953,032
2,000 5.500%, 1/01/34 1/25 at 100.00 Ba1 2,272,600
2,500 5.500%, 1/01/37 1/25 at 100.00 Ba1 2,837,575

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2014A:
$ 2,995 5.250%, 1/01/30 1/24 at 100.00 Ba1 $ 3,266,856
1,445 5.250%, 1/01/32 1/24 at 100.00 Ba1 1,575,556
5,000 5.000%, 1/01/35 1/24 at 100.00 Ba1 5,421,550
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A:
5,000 5.625%, 1/01/30 1/27 at 100.00 BBB- 6,059,950
15,025 5.750%, 1/01/33 1/27 at 100.00 BBB- 18,250,717
92,600 6.000%, 1/01/38 1/27 at 100.00 BBB- 112,884,030
Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2003B:
2,740 5.250%, 1/01/28 1/25 at 100.00 Ba1 3,096,090
2,900 5.500%, 1/01/34 1/25 at 100.00 Ba1 3,295,270
Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D:
6,000 5.500%, 1/01/33 1/25 at 100.00 Ba1 6,821,640
6,850 5.500%, 1/01/37 1/25 at 100.00 Ba1 7,774,956
15,815 5.500%, 1/01/40 1/25 at 100.00 Ba1 17,950,499
Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2008C:
1,000 0.000%, 1/01/27 No Opt. Call Ba1 898,040
5,030 0.000%, 1/01/29 No Opt. Call Ba1 4,240,340
3,365 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/35
1/26 at 100.00 BBB- 3,886,743
Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515 0.000%, 1/01/28 - FGIC Insured No Opt. Call BBB- 5,017,216
4,125 0.000%, 1/01/29 - FGIC Insured No Opt. Call BBB- 3,655,039
Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900 5.500%, 1/01/35 1/25 at 100.00 BBB- 4,429,113
4,775 5.500%, 1/01/39 1/25 at 100.00 BBB- 5,419,768
6,795 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44
1/29 at 100.00 BBB- 8,117,239
800 Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust
2016-XF2342, 22.647%, 1/01/35 - AGM Insured, 144A, (IF) (5)
6/21 at 100.00 A2 803,384
8,110 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand
Series 2007F, 5.500%, 1/01/42
1/25 at 100.00 Ba1 9,197,389
6,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%,
11/15/39, (UB)
11/27 at 100.00 AA- 6,783,120
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2018:
1,400 4.000%, 11/15/34, (UB) (5) 11/27 at 100.00 AA- 1,612,184
16,170 4.000%, 11/15/37, (UB) (5) 11/27 at 100.00 AA- 18,328,371
1,645 4.000%, 11/15/38, (UB) (5) 11/27 at 100.00 AA- 1,862,272
260 East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited
Obligation Tax Increment Revenue Bonds, Route 25 South
Redevelopment Project, Series 2012, 5.250%, 12/01/22
1/22 at 100.00 N/R 260,239
6,655 Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds,
Evergreen Plaza Development Project, Senior Lien Series 2019A,
4.375%, 12/01/36, 144A
12/29 at 100.00 N/R 6,805,403
2,000 IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bonds Trust 2015-XF0230, 22.372%, 7/01/23, 144A, (IF) (5)
No Opt. Call A1 2,866,840

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 930 Illinois Development Finance Authority, Environmental Services Revenue
Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%,
6/01/32
1/22 at 100.00 B3 $ 931,209
Illinois Finance Authority Revenue Bonds, Ness Healthcare
NFP, Series 2016A:
11,295 6.250%, 11/01/36, 144A (4) 11/26 at 100.00 N/R 9,551,617
13,325 6.375%, 11/01/46, 144A (4) 11/26 at 100.00 N/R 10,642,944
1,645 Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable
Series 2016B, 10.000%, 11/01/24, 144A (4)
No Opt. Call N/R 1,575,367
46,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB) (5)
11/28 at 100.00 A3 52,644,240
Illinois Finance Authority, Charter School Revenue Bonds,
Art in Motion AIM Project, Series 2021A:
4,055 5.000%, 7/01/51, 144A 7/31 at 100.00 N/R 4,166,026
4,420 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R 4,506,986
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
845 5.750%, 12/01/35, 144A 12/25 at 100.00 N/R 955,712
4,475 6.000%, 12/01/45, 144A 12/25 at 100.00 N/R 5,049,277
Illinois Finance Authority, Local Government Program
Revenue Bonds, Maine Township High School District
Number 207 Project, Series 2019:
9,645 4.000%, 12/01/34, (UB) (5) 12/29 at 100.00 Aa1 11,565,898
5,500 4.000%, 12/01/37, (UB) (5) 12/29 at 100.00 Aa1 6,559,960
11,690 4.000%, 12/01/38, (UB) (5) 12/29 at 100.00 Aa1 13,939,507
12,200 4.000%, 11/01/39, (UB) (5) 12/29 at 100.00 Aa1 14,531,542
1,500 Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc.,
Series 2021, 4.000%, 10/01/42, 144A
10/31 at 100.00 BB+ 1,672,755
Illinois Finance Authority, Revenue Bonds, Admiral at the
Lake Project, Refunding Series 2017:
4,500 5.250%, 5/15/42 5/24 at 103.00 N/R 4,728,960
450 5.250%, 5/15/54 5/24 at 103.00 N/R 468,945
29,150 5.500%, 5/15/54 5/24 at 103.00 N/R 30,676,586
44,090 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2012, 4.000%, 6/01/47, (UB) (5)
6/22 at 100.00 Aa3 44,780,890
2,500 Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%,
8/15/37, (UB) (5)
8/27 at 100.00 AA- 2,841,700
6,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%,
8/15/39, (UB) (5)
8/27 at 100.00 AA- 6,806,400
2,455 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/36, (UB)
2/27 at 100.00 Aa2 2,783,725
5,190 Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series
2007, 5.375%, 11/15/39
1/22 at 100.00 N/R 5,200,743
740 Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living
Project, Series 2007, 6.100%, 12/01/41
1/22 at 100.00 N/R 736,574
2,905 Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series
2012A, 6.000%, 10/01/48
10/22 at 100.00 BBB- 2,961,967
33,960 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A, 3.250%, 8/15/49, (UB) (5)
8/30 at 100.00 AA- 37,315,588
Illinois Finance Authority, Revenue Bonds, Northwestern
Memorial HealthCare, Series 2013:
3,500 4.000%, 8/15/42, (UB) (5) 8/22 at 100.00 Aa2 3,582,845

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 119,100 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47, (UB) (5)
1/28 at 100.00 Aa2 $ 136,631,520
Illinois Finance Authority, Revenue Bonds, Northwestern
Memorial Healthcare, Tender Option Bond Trust
2015-XF0076:
560 17.817%, 8/15/37, 144A, (IF) 8/22 at 100.00 Aa2 626,763
1,000 17.817%, 8/15/37, 144A, (IF) 8/22 at 100.00 Aa2 1,119,220
1,925 17.828%, 8/15/37, 144A, (IF) 8/22 at 100.00 Aa2 2,154,633
32,685 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020A, 3.000%, 5/15/50, (UB) (5)
11/30 at 100.00 A3 34,195,374
Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Tender Option Bonds Trust 2016-XF2338:
2,500 17.622%, 5/15/41, (Pre-refunded 5/15/22), 144A, (IF) (5) 5/22 at 100.00 A3 (6) 2,677,275
3,525 17.622%, 5/15/41, (Pre-refunded 5/15/22), 144A, (IF) (5) 5/22 at 100.00 A3 (6) 3,774,958
Illinois Finance Authority, Revenue Bonds, Roosevelt
University, Series 2019A:
7,650 6.125%, 4/01/49, 144A 10/28 at 100.50 N/R 8,921,430
24,695 6.125%, 4/01/58, 144A 10/28 at 100.50 N/R 28,654,102
5,100 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 3.000%, 8/15/48, (UB) (5)
8/31 at 100.00 AA- 5,464,140
69,495 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41, (UB) (5)
2/27 at 100.00 A1 77,955,321
40,000 Illinois Finance Authority, Revenue Bonds, The University of Chicago,
Series 2018A, 5.000%, 10/01/48, (UB) (5)
10/27 at 100.00 AA- 48,698,800
3,035 Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza,
Series 2013, 5.250%, 2/15/40
2/23 at 100.00 N/R 3,113,515
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
17,800 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) (5) 10/25 at 100.00 N/R (6) 20,750,884
2,200 5.000%, 10/01/46, (UB) (5) 10/25 at 100.00 AA- 2,522,432
1,660 Illinois Finance Authority, Student Housing Revenue Bonds, CHF-
Collegiate Housing Foundation - Cook LLC Northeastern Illinois
University Project, Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 B- 1,500,657
22,010 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (5)
6/21 at 100.00 AA+ 22,052,479
Illinois Sports Facility Authority, State Tax Supported Bonds,
Tender Option Bond Trust 2015-XF1009:
2,245 18.656%, 6/15/32 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 3,034,117
3,305 18.659%, 6/15/32 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 4,466,939
250 18.666%, 6/15/32 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 337,925
Illinois State, General Obligation Bonds, April Series 2014:
8,695 5.000%, 4/01/36 - AGM Insured, (UB) (5) 4/24 at 100.00 A2 9,498,505
5,000 5.000%, 4/01/39 4/24 at 100.00 BBB- 5,448,000
Illinois State, General Obligation Bonds, February Series
2014:
4,445 5.000%, 2/01/39 2/24 at 100.00 BBB- 4,815,891
1,300 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/41
1/26 at 100.00 BBB- 1,489,787
Illinois State, General Obligation Bonds, March Series
2012:
11,500 5.000%, 3/01/30, (UB) (5) 3/22 at 100.00 BBB- 11,581,420
10,500 5.000%, 3/01/33, (UB) (5) 3/22 at 100.00 BBB- 10,571,400

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, March Series
2021A:
$ 1,000 4.000%, 3/01/41 3/31 at 100.00 BBB- $ 1,158,610
4,000 5.000%, 3/01/46 3/31 at 100.00 BBB- 4,970,560
Illinois State, General Obligation Bonds, May Series 2014:
7,625 5.000%, 5/01/33, (UB) (5) 5/24 at 100.00 BBB- 8,359,287
100 5.000%, 5/01/36 5/24 at 100.00 BBB- 109,484
10,285 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB- 13,183,622
Illinois State, General Obligation Bonds, Series 2013:
170 5.500%, 7/01/26 7/23 at 100.00 BBB- 182,934
100 5.500%, 7/01/38 7/23 at 100.00 BBB- 107,172
Illinois State, General Obligation Bonds, Tender Option
Bond Trust 2015-XF1006:
1,795 17.635%, 4/01/32 - AGM Insured, 144A, (IF) (5) 4/24 at 100.00 A2 2,477,297
6,665 Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-
XF1010, 17.870%, 2/01/39 - AGM Insured, 144A, (IF) (5)
2/24 at 100.00 A2 8,918,370
Illinois State, General Obligation Bonds, Tender Option
Bond Trust 2015-XF1012:
2,750 17.572%, 7/01/28, 144A, (IF) (5) 7/23 at 100.00 BBB- 3,516,150
1,850 18.562%, 7/01/33 - AGM Insured, 144A, (IF) (5) 7/23 at 100.00 BBB- 2,364,818
8,825 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation
September Series 2016A, 4.000%, 6/15/31, (UB) (5)
6/26 at 100.00 BBB 9,793,544
10,500 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 4.000%, 1/01/46, (UB) (5)
1/32 at 100.00 N/R 12,467,595
2,000 Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds,
District 1860 Development Project, Series 2021A, 4.820%, 1/01/41,
144A
11/26 at 100.00 N/R 2,011,040
Lombard Public Facilities Corporation, Illinois, Conference
Center and Hotel Revenue Bonds, First Tier Series 2005A-2:
6,805 5.500%, 1/01/30, 144A (4) 3/28 at 100.00 N/R 6,805,000
4,015 5.500%, 1/01/36, 144A (4) 3/28 at 100.00 N/R 4,015,000
1,220 Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation
Series 2015, 6.500%, 12/01/35
12/26 at 100.00 N/R 1,360,178
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2012B:
8,715 0.000%, 12/15/41 - AGM Insured No Opt. Call A2 5,354,932
7,100 0.000%, 12/15/50 - AGM Insured No Opt. Call A2 3,325,427
10 0.010%, 12/15/50 No Opt. Call BB+ 4,275
7,785 0.000%, 12/15/51 - AGM Insured No Opt. Call A2 3,528,940
7,735 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50,
(UB) (5)
12/29 at 100.00 A2 8,753,777
6,455 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 6/15/52
(WI/DD, Settling 3/17/22)
12/31 at 100.00 BB+ 7,329,717
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2015A:
15,000 0.000%, 12/15/52 No Opt. Call BB+ 5,987,700
12,900 0.000%, 12/15/52 - AGM Insured No Opt. Call BB+ 5,677,677
985 5.000%, 6/15/53 12/25 at 100.00 BB+ 1,106,312
7,360 5.000%, 6/15/53, (UB) (5) 12/25 at 100.00 BB+ 8,266,458

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 15,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 0.000%, 12/15/56 - BAM
Insured, (UB) (5)
No Opt. Call AA $ 5,856,150
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
12,760 0.000%, 12/15/54 - BAM Insured, (UB) (5) No Opt. Call AA 5,291,444
75,640 0.010%, 12/15/54 No Opt. Call BB+ 28,270,450
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Capital Appreciation Refunding Series 2010B-1:
31,480 0.010%, 6/15/43 - AGM Insured, (UB) (5) No Opt. Call BB+ 18,425,559
5,100 0.010%, 6/15/44 - AGM Insured, (UB) (5) No Opt. Call BB+ 2,893,791
1,255 0.000%, 6/15/45 - AGM Insured, (UB) (5) No Opt. Call BB+ 689,183
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
20,305 0.010%, 12/15/34 - NPFG Insured No Opt. Call BB+ 15,259,207
8,470 0.000%, 6/15/35 - NPFG Insured No Opt. Call BB+ 6,279,658
15,425 0.010%, 12/15/35 - NPFG Insured No Opt. Call BB+ 11,265,495
24,650 0.000%, 12/15/36 - NPFG Insured No Opt. Call BB+ 17,420,401
42,555 0.010%, 6/15/38 - NPFG Insured No Opt. Call BB+ 28,239,498
29,000 0.000%, 12/15/40 - AGM Insured, (UB) (5) No Opt. Call A2 18,361,350
155 0.000%, 6/15/41 - NPFG Insured No Opt. Call BB+ 92,067
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Tender Option Bond Trust 2015-XF1045:
4,000 17.670%, 6/15/52, 144A, (IF) (5) 6/22 at 100.00 BB+ 4,338,680
3,830 Metropolitan Water Reclamation District of Greater Chicago, 4.000%,
12/01/51, (UB) (5)
12/31 at 100.00 N/R 4,568,654
2,260 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R 2,345,767
2,712 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
1/22 at 100.00 N/R 2,712,586
4,540 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds,
Evans Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R 4,679,196
Regional Transportation Authority, Cook, DuPage, Kane,
Lake, McHenry and Will Counties, Illinois, General
Obligation Bonds, Series 2018B:
14,340 4.000%, 6/01/45, (UB) (5) 6/28 at 100.00 AA 16,210,796
20,000 4.000%, 6/01/48, (UB) (5) 6/28 at 100.00 AA 22,557,400
0 (9) Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring
Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%,
10/15/24
No Opt. Call N/R 191
51,495 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018A, 4.000%, 1/01/48, (UB) (5)
1/28 at 100.00 AA- 57,924,666
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018C:
40,000 5.250%, 1/01/48, (UB) (5) 1/29 at 100.00 AA- 49,552,800
40,000 5.250%, 1/01/48, (UB) (5) 1/29 at 100.00 AA 49,882,400
26,800 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
8/22 at 100.00 B- 27,319,384

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
$ 500 7.250%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (6) $ 561,880
7,375 7.250%, 11/01/36, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (6) 8,287,730
1,000 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%,
1/01/55, 144A
1/27 at 100.00 N/R 1,051,300
1,210 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series
2017, 5.500%, 3/01/47
3/25 at 100.00 N/R 1,261,485
1,443 Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain
Square, Series 2005, 6.125%, 3/01/30
1/22 at 100.00 N/R 1,446,362
140 Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series
2007, 5.800%, 1/15/23
1/22 at 100.00 N/R 140,069
3,695 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)
1/22 at 100.00 N/R 1,514,950
2,370 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (4)
1/22 at 100.00 N/R 2,133,251
1,900 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100
Raintree Village Project, Series 2013, 5.000%, 3/01/33
3/23 at 100.00 N/R 1,922,629
4,985 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
1/22 at 100.00 N/R 4,992,677
2,443,131 Total Illinois 2,581,290,492
Indiana - 0.8%
2,500 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at
the Wigwam Project, Series 2020A, 5.375%, 1/01/40
1/27 at 102.00 N/R 2,617,750
City of Fort Wayne, Indiana Multifamily Housing Revenue
Bonds, Silver Birch of Fort Wayne Project, Series 2017:
495 5.125%, 1/01/32 1/23 at 105.00 N/R 511,587
4,465 5.350%, 1/01/38 1/23 at 105.00 N/R 4,624,401
7,045 City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2018, 5.625%, 1/01/38, 144A
1/24 at 105.00 N/R 7,382,455
4,500 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 4,920,705
250 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25,
144A
No Opt. Call N/R 254,390
1,595 Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 18.555%, 4/01/30 -
AMBAC Insured, 144A, (IF) (5)
No Opt. Call AA 3,513,562
7,355 Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A, 6.250%, 3/01/43
3/23 at 100.00 B+ 7,463,192
7,465 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.375%, 7/01/47
7/27 at 100.00 BB 8,248,974
3,050 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/55
12/27 at 103.00 N/R 3,231,963
355 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Taxable Series 2021B, 5.000%, 12/01/27
No Opt. Call N/R 362,608
4,370 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 BB- 4,931,195

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016:
$ 2,170 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R $ 2,335,202
5,640 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R 6,050,085
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A:
850 5.000%, 6/01/41 6/31 at 100.00 N/R 950,708
625 5.000%, 6/01/51 6/31 at 100.00 N/R 687,994
550 5.000%, 6/01/56 6/31 at 100.00 N/R 603,146
10,500 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R 10,865,925
355 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021B, 4.500%, 12/01/23
No Opt. Call N/R 357,116
1,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 1,097,380
21,355 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
8/22 at 100.00 B- 21,768,860
Indiana Finance Authority, Hospital Revenue Bonds,
Community Health Network Project, Tender Option Bond
Trust 2015-XF1026:
3,750 17.806%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (6) 4,699,612
1,600 17.806%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (6) 2,005,168
1,000 17.806%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (6) 1,253,230
1,000 17.806%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (6) 1,253,230
40,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49,
(UB) (5)
12/29 at 100.00 AA 46,281,600
Indiana Finance Authority, Hospital Revenue Bonds, King's
Daughters' Hospital and Health Services, Series 2010:
1,045 5.500%, 8/15/40 1/22 at 100.00 Baa2 1,048,657
875 5.500%, 8/15/45 1/22 at 100.00 Baa2 877,993
4,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 N/R 4,164,480
21,500 Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012,
7.000%, 6/01/28, (AMT)
2/22 at 100.00 CCC+ 21,580,840
1,820 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
1/22 at 100.00 N/R 1,854,980
1,500 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R 1,613,130
18,375 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
7.250%, 12/01/28, (AMT) (4),(8)
No Opt. Call N/R 5,932,001
185 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B,
7.250%, 6/01/22 (4),(8)
No Opt. Call N/R 59,724
Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017:
465 5.100%, 1/01/32 1/23 at 105.00 N/R 480,052
4,560 5.350%, 1/01/38 1/23 at 105.00 N/R 4,722,792
3,950 Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2016, 4.000%, 1/15/32
1/23 at 100.00 N/R 3,963,312
192,115 Total Indiana 194,569,999

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa - 0.9%
$ 155,120 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 Ba2 $ 157,812,883
46,775 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 B+ 50,254,592
8,525 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50,
(Mandatory Put 12/1/2037)
12/22 at 105.00 BB- 9,237,605
Iowa Finance Authority, Senior Housing Revenue Bonds,
PHS Council Bluffs, Inc. Project, Series 2018:
750 5.000%, 8/01/38 8/23 at 102.00 N/R 781,388
2,050 5.125%, 8/01/48 8/23 at 102.00 N/R 2,134,214
81,330 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.010%, 6/01/65
6/31 at 25.58 N/R 15,165,605
4,115 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Class 1 Series 2021A-2, 4.000%, 6/01/49
6/31 at 100.00 BBB+ 4,752,660
298,665 Total Iowa 240,138,947
Kansas - 0.4%
7,140 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45, (UB) (5)
9/27 at 100.00 A1 8,025,217
2,850 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 BB+ 3,208,530
Olathe, Kansas, Tax Increment Revenue Bonds, Gateway
Area 1 Special Obligation Series 2006:
2,843 1.000%, 3/01/26 (4) 1/22 at 100.00 N/R 1,307,836
595 1.000%, 3/01/28 2016 2016 (4) No Opt. Call N/R 273,606
2,115 Olathe, Kansas, Transportation Development District Sales Tax Revenue
Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28 (4)
1/22 at 100.00 N/R 360,527
2,300 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 0.000%, 12/15/34 (4)
12/22 at 100.00 N/R 1,150,000
Overland Park, Kansas, Sales Tax Special Obligation
Revenue Bonds, Prairiefire at Lionsgate Project, Series
2012:
7,385 4.375%, 12/15/23 12/22 at 100.00 N/R 5,840,870
5,000 5.250%, 12/15/29 12/22 at 100.00 N/R 3,132,950
10,955 6.000%, 12/15/32 12/22 at 100.00 N/R 6,322,569
10,725 Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A, 4.000%,
8/01/48, (UB) (5)
8/26 at 100.00 Aa3 11,686,175
9,965 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/45, (UB) (5)
9/25 at 100.00 AA- 11,416,303
17,760 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Series 2017A, 4.000%, 3/01/42, (UB) (5)
3/27 at 100.00 AA- 20,041,450
3,418 Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood
Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33, (AMT),
(Mandatory Put 1/7/2022)
No Opt. Call N/R 3,426,563
Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Bonds, Vacation
Village Project Area 1 and 2A, Series 2015:
1,000 5.750%, 9/01/32 9/25 at 100.00 N/R 1,017,360
10,845 6.000%, 9/01/35 9/25 at 100.00 N/R 11,086,301

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 12,055 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-
Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A
No Opt. Call N/R $ 4,112,925
106,950 Total Kansas 92,409,182
Kentucky - 0.4%
3,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R 3,182,370
Campbellsville, Kentucky, Industrial Building Revenue
Bonds, Campbellsville University Project, Series 2017:
4,580 5.000%, 3/01/39 3/27 at 100.00 N/R 4,793,474
2,500 4.500%, 3/01/47 3/27 at 100.00 N/R 2,520,475
9,850 Fayette County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38, (UB) (5)
5/26 at 100.00 AA- 11,027,075
3,535 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr Highland
Project Series 2020B, 5.500%, 9/01/50
9/30 at 100.00 N/R 3,838,727
3,000 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 3.000%, 7/01/46, (UB) (5)
7/31 at 100.00 A 3,173,160
5,240 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-
XF1024, 18.950%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5)
1/23 at 100.00 BBB+ (6) 6,272,699
1,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Christian Care Communities, Inc.
Obligated Group, Series 2021, 5.000%, 7/01/50
7/29 at 102.00 N/R 1,098,880
2,500 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015, 5.750%, 11/15/45
11/25 at 100.00 N/R 2,636,725
6,760 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2 7,560,249
1,220 Kentucky State University, Certificates of Participation, Series 2021,
4.000%, 11/01/56 - BAM Insured
11/31 at 100.00 AA 1,446,261
22,500 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%,
10/01/43, (UB) (5)
10/29 at 100.00 A 23,802,300
4,975 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 5,130,120
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2020A:
5,945 2.625%, 9/01/46 - AGM Insured, (UB) (5) 9/28 at 100.00 A1 6,052,843
7,970 2.750%, 9/01/50 - AGM Insured, (UB) (5) 9/28 at 100.00 A1 8,151,636
84,575 Total Kentucky 90,686,994
Louisiana - 0.9%
36,865 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 38,565,582
4,350 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 N/R 4,927,549
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51
6/31 at 100.00 N/R 1,047,120
1,185 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 1,413,729

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 5,390 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the
Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A
11/29 at 100.00 N/R $ 5,799,909
2,905 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 3,199,422
3,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany
Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 N/R 3,675,875
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
1,990 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 2,334,588
1,785 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 2,039,291
1,960 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Vermilion Parish
GOMESA Project, Green Series 2019, 4.625%, 11/01/38, 144A
11/28 at 100.00 N/R 2,207,979
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Student Housing Revenue Bonds,
Provident Group - ULM Properties LLC-University of Louisiana at
Monroe Project, Series 2019A, 5.000%, 7/01/54, 144A
7/29 at 100.00 Ba3 4,175,080
10,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A
2/27 at 100.00 N/R 10,946,900
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Lake Charles College Prep Project, Series 2019A:
3,315 5.000%, 6/01/49, 144A 6/27 at 100.00 N/R 3,473,026
3,760 5.000%, 6/01/58, 144A 6/27 at 100.00 N/R 3,920,665
4,225 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A
6/31 at 100.00 N/R 4,600,941
1,480 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 N/R 1,562,924
8,745 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 3.000%, 5/15/47, (UB) (5)
5/30 at 100.00 A3 9,337,037
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Young Audiences Charter School, Series 2019A:
3,600 5.000%, 4/01/49, 144A 4/27 at 100.00 N/R 3,733,992
3,965 5.000%, 4/01/57, 144A 4/27 at 100.00 N/R 4,093,744
14,855 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 15,670,242
7,500 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 3.000%, 6/01/50 -
AGM Insured, (UB) (5)
6/30 at 100.00 AA 8,001,300
5,000 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/56, (UB) (5)
7/26 at 100.00 A3 5,613,850
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Encore Academy Project, Series 2021A:
1,000 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 1,080,990
2,500 5.000%, 6/01/51, 144A 6/31 at 100.00 N/R 2,662,025

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds, Lake
Charles Charter Academy Foundation Project, Series
2011A:
$ 380 7.750%, 12/15/31 1/22 at 100.00 N/R $ 381,414
7,425 8.000%, 12/15/41 1/22 at 100.00 N/R 7,451,804
Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017:
4,515 5.250%, 10/01/33 No Opt. Call BBB 5,131,704
20,000 5.250%, 10/01/46 10/33 at 100.00 BBB 22,332,000
Louisiana Public Facilities Authority, Revenue Bonds,
Southwest Louisiana Charter Academy Foundation Project,
Series 2013A:
3,900 8.250%, 12/15/38 12/23 at 100.00 N/R 4,165,824
4,125 8.375%, 12/15/43 12/23 at 100.00 N/R 4,403,768
5,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%,
7/01/24, (AMT), 144A (4)
No Opt. Call N/R 50
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015:
5,000 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A (6) 5,754,900
8,660 5.000%, 6/01/45, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A (6) 9,967,487
New Orleans, Louisiana, Water Revenue Bonds, Series
2015:
4,000 5.000%, 12/01/40, (Pre-refunded 12/01/25), (UB) (5) 12/25 at 100.00 A- (6) 4,688,320
4,000 5.000%, 12/01/45, (Pre-refunded 12/01/25), (UB) (5) 12/25 at 100.00 A- (6) 4,688,320
11,220 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 14,816,683
Saint Tammany Public Trust Financing Authority, Louisiana,
Revenue Bonds, Christwood Project, Refunding Series
2015:
865 5.250%, 11/15/29 11/24 at 100.00 N/R 941,578
1,000 5.250%, 11/15/37 11/24 at 100.00 N/R 1,076,090
Tangipahoa Parish Hospital Service District No 1:
2,000 4.000%, 2/01/41, (UB) (5) 2/31 at 100.00 BBB+ 2,334,660
2,075 4.000%, 2/01/42, (UB) (5) 2/31 at 100.00 BBB+ 2,416,151
3,037 West Trace Community Development District, Westlake, Louisiana,
Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R 3,244,275
222,077 Total Louisiana 237,878,788
Maine - 0.0%
13,115 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33,
(AMT), 144A (4),(8)
12/26 at 100.00 N/R 3,250,238
4,500 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2019, 0.000%, 6/15/34
(4),(8)
12/26 at 100.00 N/R 1,115,217
4,850 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46, (UB) (5)
11/30 at 100.00 AA+ 4,742,621
3,950 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
1/22 at 100.00 B1 3,955,411
26,415 Total Maine 13,063,487

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland - 1.5%
Anne Arundel County, Maryland, Special Tax District
Revenue Bonds, Villages at Two Rivers Projects, Series
2014:
$ 1,310 4.900%, 7/01/30 7/24 at 100.00 N/R $ 1,388,744
1,035 5.125%, 7/01/36 7/24 at 100.00 N/R 1,097,390
1,840 5.250%, 7/01/44 7/24 at 100.00 N/R 1,950,933
9,260 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC 9,830,694
1,500 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 N/R 1,628,535
2,040 Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A, 5.000%, 9/01/38
9/27 at 100.00 N/R 2,302,874
3,030 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.125%, 6/01/43
6/26 at 100.00 N/R 3,312,244
2,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50
7/30 at 100.00 N/R 2,252,680
3,770 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 4,459,684
Howard County, Maryland, Special Obligation Bonds,
Annapolis Junction Town Center Project, Series 2014:
725 5.800%, 2/15/34 2/24 at 100.00 N/R 760,772
1,000 6.100%, 2/15/44 2/24 at 100.00 N/R 1,049,360
3,150 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A
2/26 at 100.00 N/R 3,316,509
4,970 Maryland Community Development Administration, 2.150%, 9/01/43,
(UB) (5)
3/30 at 100.00 AA 4,933,272
11,350 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41, (UB) (5)
3/30 at 100.00 AA 11,319,809
29,010 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
1/22 at 100.00 BB- 29,313,155
Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A:
1,650 2.500%, 12/01/22 (4) No Opt. Call N/R 990,000
90,070 2.500%, 12/01/31 (4) 1/22 at 100.00 N/R 54,042,000
4,500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (4)
1/22 at 100.00 N/R 2,700,000
Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project,
Series 2017:
3,000 4.375%, 7/01/36 1/27 at 100.00 N/R 3,326,340
4,460 4.500%, 7/01/44 1/27 at 100.00 N/R 4,944,624
1,000 Maryland Economic Development Corporation, Special Obligation
Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R 1,132,840
2,415 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Series 2020, 5.000%,
7/01/56
7/30 at 100.00 BBB- 2,890,658

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 1,800 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Ascenison Health Alliance Senior Credit Group, Series 2012B,
5.000%, 11/15/51, (Pre-refunded 11/15/21), (UB)
11/21 at 100.00 AA+ (6) $ 1,800,000
(360) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Ascenison Health Alliance Senior Credit Group, Tender Option
Bond Trust 2015-XF130., 21.913%, 11/15/43, 144A, (IF)
11/21 at 100.00 AA+ (360,000)
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Greater Baltimore Medical
Center, Series 2021A:
6,210 2.500%, 7/01/51, (UB) (5) 7/31 at 100.00 N/R 6,108,467
20,385 3.000%, 7/01/51, (UB) (5) 7/31 at 100.00 A 21,489,459
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Green Street Academy, Series
2017A:
1,000 5.125%, 7/01/37, 144A 7/27 at 100.00 N/R 1,101,000
1,800 5.250%, 7/01/47, 144A 7/27 at 100.00 N/R 1,962,702
1,530 5.375%, 7/01/52, 144A 7/27 at 100.00 N/R 1,673,789
20,440 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (5)
2/25 at 100.00 A 23,052,641
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, MedStar Health Issue, Series
2017A:
34,180 5.000%, 5/15/45, (UB) (5) 5/27 at 100.00 A 41,237,486
17,070 4.000%, 5/15/47, (UB) (5) 5/27 at 100.00 A 19,053,534
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, MedStar Health Issue, Tender
Option Bond Trust 2015-XF1021:
2,495 18.046%, 8/15/42, 144A, (IF) (5) 2/25 at 100.00 A 3,768,797
19,710 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48, (UB) (5)
1/28 at 100.00 A 22,254,561
Maryland Stadium Authority Built to Learn Revenue:
5,560 3.000%, 6/01/41, (UB) (5) 6/31 at 100.00 A1 5,928,017
13,420 4.000%, 6/01/51, (UB) (5) 6/31 at 100.00 A1 15,674,157
15,165 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46, (UB) (5)
6/31 at 100.00 N/R 17,798,251
20,155 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Bonds, Hillside Senior Living Apartments, Series
2018, 4.950%, 2/01/60, (Mandatory Put 3/1/2036), 144A
3/34 at 100.00 N/R 21,798,158
19,970 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 5.000%, 12/01/44, (UB) (5)
6/25 at 100.00 AA- 22,839,889
5,100 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 N/R 5,651,055
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Green Second
Series 2019B:
1,775 3.000%, 6/01/47, (UB) (5) 6/29 at 100.00 AAA 1,897,581
1,085 3.000%, 6/01/49, (UB) (5) 6/29 at 100.00 AAA 1,158,151
391,575 Total Maryland 384,830,812
Massachusetts - 0.7%
6,880 Attleboro, Massachusetts, General Obligation Bonds, School Project,
Series 2020, 2.625%, 10/15/50, (UB) (5)
10/28 at 100.00 AA 6,921,418

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Loomis Communities, Series 2013A:
$ 1,255 6.000%, 1/01/33, (Pre-refunded 7/01/23) 1/23 at 100.00 N/R (6) $ 1,361,123
1,245 6.000%, 1/01/33, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (6) 1,314,545
7,500 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2014, 5.125%, 7/01/44
7/24 at 100.00 BBB- 8,233,950
16,000 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45, (UB) (5)
7/25 at 100.00 AA- 18,236,640
2,000 Massachusetts Development Finance Agency, Revenue Bonds,
Springfield College, Green Series 2021A, 4.000%, 6/01/56
6/30 at 100.00 N/R 2,244,000
15,235 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 3.000%, 10/01/45 - AGM Insured, (UB) (5)
10/30 at 100.00 BBB+ 16,308,610
13,930 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB) (5)
7/26 at 100.00 A 14,770,258
5,000 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51, (AMT)
7/31 at 100.00 BBB 5,044,750
10,130 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B,
4.000%, 7/01/46, (AMT), (UB) (5)
7/26 at 100.00 AA- 11,273,170
15,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2018D, 4.000%, 5/01/48, (UB)
5/28 at 100.00 AA 17,232,150
7,280 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020C, 3.000%, 3/01/49, (UB) (5)
3/30 at 100.00 AA 7,799,501
49,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 2.125%, 4/01/51, (UB) (5)
4/31 at 100.00 AA 45,986,990
12,980 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B., 3.000%, 4/01/47, (UB) (5)
4/31 at 100.00 AA 14,044,490
163,435 Total Massachusetts 170,771,595
Michigan - 1.6%
1,155 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 BB 1,280,572
1,050 Chandler Park Academy, Michigan, Public School Academy Charter
School Revenue Bonds, Series 2005, 5.125%, 11/01/30
1/22 at 100.00 BBB- 1,051,544
1,955 Concord Academy, Boyne City, Michigan, Certificates of Participation,
Series 2007, 5.600%, 11/01/36
1/22 at 100.00 N/R 1,935,431
Conner Creek Academy East, Michigan, Public School
Revenue Bonds, Series 2007:
2,580 5.000%, 11/01/26 1/22 at 100.00 B 2,580,155
3,750 5.250%, 11/01/31 1/22 at 100.00 B 3,724,125
3,840 5.250%, 11/01/36 1/22 at 100.00 B 3,653,529
Detroit Academy of Arts and Sciences, Michigan, Public
School Academy Revenue Bonds, Refunding Series 2013:
2,615 6.000%, 10/01/33 10/23 at 100.00 N/R 2,693,502
4,110 6.000%, 10/01/43 10/23 at 100.00 N/R 4,215,257
8,325 Detroit Community High School, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/35
11/28 at 100.00 N/R 8,242,499
2,700 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 BB- 2,832,705
62,500 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
1/22 at 100.00 N/R 59,669,375

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Detroit, Wayne County, Michigan, General Obligation
Bonds, Series 2003A:
$ 465 5.250%, 4/01/22 1/22 at 100.00 N/R $ 465,809
159 5.250%, 4/01/23 1/22 at 100.00 N/R 159,269
3,500 Flint International Academy, Michigan, Public School Academy Revenue
Bonds, Series 2007, 5.750%, 10/01/37
1/22 at 100.00 BB 3,505,320
7,365 Grand Traverse County Hospital Finance Authority, Michigan, Revenue
Bonds, Munson Healthcare, Refunding Series 2021, 3.000%, 7/01/51,
(UB) (5)
7/31 at 100.00 A1 7,815,591
2,700 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group,
Refunding Series 2012, 5.625%, 11/15/41
5/22 at 100.00 BBB- 2,752,488
41,005 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 4.000%, 11/01/48, (UB) (5)
11/28 at 100.00 Aa3 46,737,089
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
5.000%, 5/01/46
5/31 at 100.00 N/R 3,853,080
Michigan Finance Authority, Hospital Revenue Bonds,
McLaren Health Care, Refunding Series 2019A:
16,165 4.000%, 2/15/44, (UB) (5) 8/29 at 100.00 A1 18,721,333
5,000 4.000%, 2/15/47, (UB) (5) 8/29 at 100.00 A1 5,766,850
23,700 4.000%, 2/15/50, (UB) (5) 8/29 at 100.00 A1 27,252,867
13,710 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 3.000%, 12/01/49, (UB) (5)
12/29 at 100.00 AA- 14,578,254
830 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series
2019, 5.000%, 2/01/33
2/27 at 102.00 BB+ 929,384
1,495 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Creative Montessori Academy Project, Series 2011,
7.000%, 5/01/31
1/22 at 100.00 BBB- 1,497,661
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Holly Academy Project,
Refunding Series 2021:
905 4.000%, 12/01/41 12/31 at 100.00 N/R 958,929
1,000 4.000%, 12/01/51 12/31 at 100.00 N/R 1,042,380
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Hope Academy
Project, Refunding Series 2021:
2,705 4.400%, 4/01/31, 144A 4/28 at 100.00 N/R 2,700,753
4,645 4.900%, 4/01/41, 144A 4/28 at 100.00 N/R 4,633,155
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Madison Academy
Project, Refunding Series 2021:
1,000 4.250%, 12/01/39 12/27 at 100.00 N/R 1,017,220
1,000 5.000%, 12/01/46 12/27 at 100.00 N/R 1,043,030
400 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%,
12/01/40
1/22 at 100.00 BB- 400,540
11,000 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R 10,310,630
39,645 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB 50,095,818

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 5,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.010%, 6/01/45
No Opt. Call BBB- $ 1,552,400
Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2015A:
6,675 4.350%, 10/01/45, (UB) (5) 10/24 at 100.00 AA 7,087,114
13,525 4.600%, 4/01/52, (UB) (5) 10/24 at 100.00 AA 14,398,580
840 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
1/22 at 100.00 N/R 841,386
1,915 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46
12/27 at 100.00 N/R 2,105,638
1,505 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
1/22 at 100.00 BBB- 1,508,191
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54, (UB) (5)
10/29 at 100.00 AA- 11,646,000
20,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 3.000%, 10/15/51, (UB) (5)
10/31 at 100.00 AA- 21,713,600
590,580 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.010%, 6/01/58
6/33 at 11.41 N/R 30,219,979
3,625 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation
Series 2007B, 0.000%, 6/01/52
1/22 at 11.50 CCC- 415,824
50,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo
Term Series 2008B, 0.000%, 6/01/46
1/22 at 13.15 N/R 6,555,000
Renaissance Public School Academy, Michigan, Public
School Academy Revenue Bonds, Series 2012A:
870 5.500%, 5/01/27 5/22 at 100.00 BB 876,516
1,565 6.000%, 5/01/37 5/22 at 100.00 BB 1,577,426
1,385 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012, 5.250%, 6/01/32
6/22 at 100.00 BB 1,399,127
1,650 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 N/R 1,783,601
2,295 Summit Academy, Michigan, Revenue Bonds, Public School Academy
Series 2005, 6.375%, 11/01/35
1/22 at 100.00 B+ 2,297,088
1,115 Universal Academy, Michigan, Public School Academy Bonds, Refunding
Series 2021, 4.000%, 12/01/40
12/28 at 103.00 BBB- 1,238,821
989,019 Total Michigan 405,332,435
Minnesota - 0.7%
Anoka, Minnesota, Health Care and Housing Facility
Revenue Bonds, The Homestead at Anoka, Inc. Project,
Series 2014:
1,200 5.375%, 11/01/34 11/24 at 100.00 N/R 1,285,680
1,000 5.125%, 11/01/49 11/24 at 100.00 N/R 1,053,770
Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A:
3,040 5.000%, 7/01/38 7/26 at 102.00 N/R 3,326,642
1,570 5.000%, 7/01/53 7/26 at 102.00 N/R 1,694,642
9,235 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R 9,387,747

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A:
$ 750 5.500%, 7/01/40 7/25 at 100.00 N/R $ 799,912
1,420 5.750%, 7/01/46 7/25 at 100.00 N/R 1,517,398
2,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39
3/25 at 100.00 BB- 2,098,020
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project,Series 2016A:
700 5.000%, 7/01/36 7/24 at 102.00 N/R 756,952
2,510 5.000%, 7/01/47 7/24 at 102.00 N/R 2,690,092
Columbia Heights, Minnesota, Charter School Lease
Revenue Bonds, Prodeo Academy Project, Series 2019A:
6,000 5.000%, 7/01/49 7/27 at 102.00 N/R 6,468,540
2,000 5.000%, 7/01/54 7/27 at 102.00 N/R 2,150,980
Columbus, Minnesota, Charter School Lease Revenue
Bonds, New Millennium Academy Project, Series 2015A:
1,050 5.500%, 7/01/30 7/25 at 100.00 B 1,080,492
6,200 5.875%, 7/01/40 7/25 at 100.00 B 6,373,786
5,000 6.000%, 7/01/45 7/25 at 100.00 B 5,134,200
1,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 BB+ 1,107,120
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Seven Hills Preparatory Academy Project, Series
2017A:
1,000 5.000%, 10/01/37 10/24 at 100.00 N/R 1,039,360
1,700 5.000%, 10/01/49 10/24 at 100.00 N/R 1,755,675
2,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 BB+ 2,283,780
Greenwood, Minnesota, Charter School Lease Revenue
Bonds, Main Street School of Performing Arts Project,
Series 2016A:
2,360 5.000%, 7/01/36 7/26 at 100.00 N/R 2,514,014
4,925 5.000%, 7/01/47 7/26 at 100.00 N/R 5,175,190
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB 2,844,834
2,000 Hayward, Minnesota, Health Care Facilities Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%,
2/01/44
8/24 at 100.00 N/R 2,028,980
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
810 5.000%, 7/01/34 7/24 at 100.00 BB 854,793
2,965 5.000%, 7/01/44 7/24 at 100.00 BB 3,098,336
1,870 Independence, Minnesota, Charter School Lease Revenue Bonds,
Beacon Academy Project, Series 2016A, 5.000%, 7/01/48
7/26 at 100.00 N/R 1,949,681
10,600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R 10,513,716
600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Taxable Series 2021B, 6.000%, 7/01/28
No Opt. Call N/R 604,944
2,285 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds,
Boise Cascade Corporation Project, Refunding Series 1999, 6.850%,
12/01/29, (AMT)
1/22 at 100.00 B1 2,288,130

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Friendship Academy of the Arts Project, Series
2019A:
$ 1,385 5.250%, 12/01/43, 144A 12/27 at 100.00 N/R $ 1,498,708
2,000 5.250%, 12/01/52, 144A 12/27 at 100.00 N/R 2,148,820
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hiawatha Academies Project, Series 2016A:
1,000 5.000%, 7/01/36 7/24 at 102.00 N/R 1,071,250
2,640 5.000%, 7/01/47 7/24 at 102.00 N/R 2,811,574
1,110 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 N/R 1,207,580
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2017A:
1,080 6.000%, 7/01/32, 144A 7/27 at 100.00 N/R 1,232,345
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R 1,423,725
5,510 6.500%, 7/01/48, 144A 7/27 at 100.00 N/R 6,249,883
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Twin Cities International Schools Project, Series
2017A:
1,680 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 1,883,818
5,625 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 6,204,150
Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A:
500 5.000%, 9/01/34 9/24 at 100.00 BB- 525,610
1,840 5.000%, 9/01/44 9/24 at 100.00 BB- 1,914,612
2,000 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38
9/28 at 100.00 N/R 2,070,040
Saint Cloud, Minnesota, Charter School Lease Revenue
Bonds, Stride Academy Project, Series 2016A:
2,025 5.000%, 4/01/36 4/26 at 100.00 N/R 1,914,253
3,085 5.000%, 4/01/46 4/26 at 100.00 N/R 2,776,716
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 BBB- 2,723,500
21,815 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2016A, 5.750%, 7/01/47, 144A
7/26 at 100.00 N/R 23,734,502
1,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/52, 144A
7/27 at 100.00 N/R 1,678,080
4,750 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+ 5,520,592
5,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/55
12/28 at 102.00 BB 5,371,400
1,100 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter
School Project, Series 2021A, 4.000%, 6/01/56, 144A
6/29 at 102.00 N/R 1,104,246
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A:
1,200 5.000%, 6/15/38, 144A 6/25 at 100.00 N/R 1,294,356
1,285 5.000%, 6/15/48, 144A 6/25 at 100.00 N/R 1,373,331

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A:
$ 40 5.000%, 7/01/35 7/25 at 100.00 BB $ 43,073
1,715 5.300%, 7/01/45 7/25 at 100.00 BB 1,876,999
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 BB 1,036,520
Saint Paul Housing and Redevelopment Authority,
Minnesota, Collateralized Multifamily Housing Revenue
Bonds, Marian Center Project, Series 2007A:
845 5.300%, 11/01/30 1/22 at 100.00 N/R 845,913
1,225 5.375%, 5/01/43 1/22 at 100.00 N/R 1,225,796
2,150 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 BB 2,223,917
6,875 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue
Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%,
10/01/37, (AMT), 144A
10/22 at 100.00 BBB- 6,963,412
1,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 1,005,790
4,795 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A, 5.125%, 10/01/48
10/26 at 100.00 N/R 5,191,259
Spring Lake Park, Minnesota, Charter School Lease
Revenue Bonds, Excell Academy for Higher Learning Inc.,
Series 2019A:
1,125 5.000%, 6/15/49 6/27 at 100.00 N/R 1,229,749
1,595 5.000%, 6/15/54 6/27 at 100.00 N/R 1,739,108
Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007:
840 5.250%, 2/01/27, (AMT) 1/22 at 100.00 N/R 841,193
800 5.500%, 2/01/42, (AMT) 1/22 at 100.00 N/R 800,712
Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016:
315 4.500%, 6/01/36 6/24 at 100.00 N/R 320,308
730 4.750%, 6/01/46 6/24 at 100.00 N/R 743,600
177,295 Total Minnesota 187,697,846
Mississippi - 0.1%
5,425 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/2039), 144A
10/26 at 100.00 N/R 5,178,976
9,250 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2021, 2.375%,
6/01/44, (UB) (5)
6/26 at 100.00 Baa1 8,943,363
1,082 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34,
(AMT)
2/22 at 100.00 N/R 1,083,234
15,757 Total Mississippi 15,205,573
Missouri - 1.5%
1,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 N/R 1,016,430

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 6,809 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017B, 5.000%, 11/01/29, 144A
1/22 at 100.00 N/R $ 6,111,860
165 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1 178,753
Fulton, Missouri, Tax Increment Revenue Bonds, Fulton
Commons Redevelopment Project, Series 2006:
100 5.000%, 6/01/22 (4) 6/20 at 100.00 N/R 100,490
3,000 5.000%, 6/01/28 (4) 1/22 at 100.00 N/R 1,980,000
1,900 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42
1/22 at 100.00 N/R 1,900,855
Joplin Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, 32nd Street Place Community
Improvement District Project, Series 2021:
770 3.500%, 11/01/40 11/28 at 100.00 N/R 777,438
1,500 4.250%, 11/01/50 11/28 at 100.00 N/R 1,518,540
3,935 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R 4,050,807
Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center
Community Improvement District, Senior Refunding &
Improvement Series 2016:
775 5.000%, 4/01/36, 144A 4/26 at 100.00 N/R 814,168
3,140 5.000%, 4/01/46, 144A 4/26 at 100.00 N/R 3,268,646
4,758 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Subordinate Refunding & Improvement Series 2016, 8.000%,
4/15/46, 144A
4/26 at 100.00 N/R 4,829,370
1,200 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/42
5/27 at 100.00 BB 1,332,804
1,161 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
1/22 at 100.00 N/R 1,161,519
6,948 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
1/22 at 100.00 N/R 1,215,890
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - CID  Special Assessments, Series 2018A:
6,250 6.250%, 4/15/49, 144A 4/28 at 100.00 N/R 6,384,063
2,500 6.625%, 4/15/49, 144A 4/28 at 100.00 N/R 2,553,600
Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit
Fair Community Improvement District Project, Series 2012:
865 5.000%, 5/01/35 1/22 at 100.00 N/R 865,614
2,365 6.000%, 5/01/42 1/22 at 100.00 N/R 2,366,774
2,500 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series
2017, 4.875%, 11/01/37, 144A
11/27 at 100.00 N/R 2,517,325
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
4,200 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R 4,350,528
3,965 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 4,124,115

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 7,095 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B,
8.500%, 6/15/46, 144A
6/25 at 100.00 N/R $ 7,321,827
1,000 M150 and 135th Street Transporation Development District, Kansas
City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A,
4.250%, 10/01/43
10/27 at 100.00 N/R 1,039,040
38,395 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 4.000%,
11/15/48, (UB) (5)
5/28 at 100.00 A+ 43,346,035
14,580 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/1/2048), (UB) (5)
1/28 at 100.00 AA 16,465,194
12,750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48, (UB) (5)
11/23 at 100.00 A2 13,723,973
30,120 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49, (UB) (5)
5/29 at 100.00 A2 34,256,982
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Tender Option Bond
Trust 2015-XF1015:
5,085 17.564%, 11/15/48, 144A, (IF) (5) 11/23 at 100.00 A2 6,638,112
24,945 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49, (UB)
(5)
11/27 at 100.00 A+ 28,051,151
35,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53, (UB) (5)
6/30 at 100.00 A+ 40,452,300
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series
2019A:
1,925 4.000%, 2/15/44, (UB) (5) 2/29 at 100.00 A1 2,205,107
9,815 4.000%, 2/15/49, (UB) (5) 2/29 at 100.00 A1 11,141,399
6,580 4.000%, 2/15/54, (UB) (5) 2/29 at 100.00 A1 7,425,398
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Children's Mercy Hospital, Series 2017A:
9,500 4.000%, 5/15/42, (UB) (5) 5/25 at 102.00 A+ 10,480,305
41,750 4.000%, 5/15/48, (UB) (5) 5/25 at 102.00 A+ 45,965,080
Missouri Southern State University, Auxiliary Enterprise
System Revenue Bonds, Series 2021:
2,135 4.000%, 10/01/34 10/31 at 100.00 N/R 2,273,198
3,185 4.000%, 10/01/44 10/31 at 100.00 N/R 3,312,687
1,478 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding
Series 2021A, 4.000%, 12/01/46
No Opt. Call N/R 1,447,709
500 Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds,
Series 2021, 3.125%, 5/01/35
5/29 at 100.00 N/R 503,180
1,660 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28
5/23 at 100.00 N/R 1,696,188
3,455 Saint Charles County Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement
District Project, Series 2017A, 6.250%, 12/01/36, 144A
12/26 at 100.00 N/R 3,611,684
3,000 Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Wentzville Parkway Regional Community
Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 3,092,280

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Nazareth Living
Center, Series 2015A:
$ 600 5.000%, 8/15/35 8/25 at 100.00 N/R $ 642,486
1,800 5.125%, 8/15/45 8/25 at 100.00 N/R 1,903,428
3,215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 3,499,753
Saint Louis Industrial Development Authority, Missouri,
Confluence Academy Project, Series 2007A:
1,060 5.250%, 6/15/25 1/22 at 100.00 N/R 1,060,869
5,700 5.350%, 6/15/32 1/22 at 100.00 N/R 5,703,534
1,664 Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts
Project, Series 2007, 3.850%, 9/01/27 (4)
3/22 at 100.00 N/R 366,080
749 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City
Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26
1/22 at 100.00 N/R 750,206
2,426 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
1/22 at 100.00 N/R 1,289,371
1,189 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand
Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%,
12/11/29
1/22 at 100.00 N/R 321,030
5,100 Shrewsbury, Missouri, Tax Increment and Improvement District Revenue
Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%,
5/01/36, 144A
5/25 at 100.00 N/R 5,113,923
440 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Gaslight Square East Project, Series 2006, 5.500%, 1/22/28
3/22 at 100.00 N/R 438,702
2,205 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Printers Lofts Project, Series 2006, 3.900%, 8/21/26 (4)
No Opt. Call N/R 441,000
140 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
3/23 at 103.00 Ba1 151,476
10,100 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 10,180,598
1,100 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.875%, 4/01/47
4/28 at 100.00 N/R 1,113,651
351,248 Total Missouri 370,844,525
Montana - 0.1%
500 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37
5/25 at 102.00 N/R 545,950
Montana Facility Finance Authority:
1,500 4.000%, 6/01/45, (UB) (5) 6/31 at 100.00 A 1,764,165
13,570 3.000%, 6/01/50, (UB) (5) 6/31 at 100.00 A 14,514,743
15,570 Total Montana 16,824,858
Nebraska - 0.3%
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Tender Option Bond Trust 2015-XF1042:
960 17.748%, 11/01/45, 144A, (IF) (5) 11/25 at 100.00 A 1,501,920
1,545 17.728%, 11/01/48, 144A, (IF) (5) 11/25 at 100.00 A 2,416,164
5,410 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 3.000%, 7/01/51, (UB) (5)
1/32 at 100.00 A2 5,726,701

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 7,500 University of Nebraska Facilities Corp, 4.000%, 7/15/62, (UB) (5) 7/31 at 100.00 AA $ 8,810,250
27,420 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Green Series 2021B, 3.000%, 7/15/54, (UB) (5)
7/31 at 100.00 AA 29,127,718
University of Nebraska Facilities Corporation, Nebraska,
Facilities Program Bonds, Series 2021A:
9,000 3.000%, 7/15/59, (UB) (5) 7/31 at 100.00 AA 9,552,600
10,460 4.000%, 7/15/59, (UB) (5) 7/31 at 100.00 AA 12,337,047
62,295 Total Nebraska 69,472,400
Nevada - 1.4%
City of Henderson, Nevada, Local Improvement District No.
T-20 Rainbow Canyon, Local Improvement Bonds, Series
2018:
820 5.000%, 9/01/38 9/28 at 100.00 N/R 935,448
7,865 5.375%, 9/01/48 9/28 at 100.00 N/R 8,981,830
860 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35
8/25 at 100.00 N/R 934,536
12,782 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R 12,515,526
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
2,925 5.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 2,903,062
15,720 6.950%, 2/15/38, (AMT), 144A 8/28 at 100.00 N/R 16,923,209
9,500 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 10,200,625
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
11,978 5.875%, 12/15/27, (AMT), 144A 2021 2021 No Opt. Call N/R 13,432,296
78,300 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 84,236,706
36,390 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R 36,721,877
Director of the State of Nevada Department of Business
and Industry, Charter School Lease Revenue Bonds,
Somerset Academy, Series 2015:
1,000 5.000%, 12/15/35, 144A 12/25 at 100.00 BB 1,108,490
2,520 5.125%, 12/15/45, 144A 12/25 at 100.00 BB 2,760,156
1,500 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/48, 144A
12/25 at 100.00 BB 1,634,190
Henderson Public Improvement Trust, Nevada, Revenue
Bonds, Touro College and Unversity System, Series 2014A:
2,630 5.500%, 1/01/39 7/24 at 100.00 BBB- 2,857,995
3,000 5.500%, 1/01/44 7/24 at 100.00 BBB- 3,246,330
Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series
2018B:
1,660 5.000%, 7/01/36, (UB) (5) 7/28 at 100.00 A 2,023,158
1,000 5.000%, 7/01/37, (UB) (5) 7/28 at 100.00 A 1,216,730
1,000 5.000%, 7/01/38, (UB) (5) 7/28 at 100.00 A 1,215,110
5,000 5.000%, 7/01/43, (UB) (5) 7/28 at 100.00 A 6,029,500
55,685 4.000%, 7/01/49, (UB) (5) 7/28 at 100.00 A 62,593,838

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 1,025 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35
12/25 at 100.00 N/R $ 1,120,468
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 26, Series
2017:
450 4.375%, 6/01/42 6/27 at 100.00 N/R 486,504
535 4.500%, 6/01/47 6/27 at 100.00 N/R 578,940
1,500 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 815 Summerlin Village 25, Series 2020, 5.000%, 12/01/49
12/30 at 100.00 N/R 1,743,135
1,215 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 3.125%, 6/01/51
6/31 at 100.00 N/R 1,229,483
3,000 Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park
Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A
1/22 at 100.00 N/R 3,001,260
1,490 Mesquite, Nevada, Local Improvement Bonds, Special Improvement
District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%,
8/01/37
8/26 at 100.00 N/R 1,582,350
Nevada System of Higher Education, Certificates of
Participation, Series 2020A:
5,190 3.000%, 7/01/45, (UB) (5) 7/29 at 100.00 AA- 5,401,389
11,625 3.000%, 7/01/50, (UB) (5) 7/29 at 100.00 AA- 12,046,057
1,300 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/47, 144A
7/25 at 100.00 BB+ 1,429,025
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 65 Northern Beltway
Commercial Area, Series 2017:
2,010 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 2,288,686
4,100 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 4,596,797
4,095 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
1/22 at 100.00 N/R 3,861,790
148,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.010%, 7/01/58, 144A
7/38 at 31.26 N/R 26,194,520
90,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018D, 0.010%, 7/01/58, 144A
7/28 at 13.65 N/R 9,878,400
527,669 Total Nevada 347,909,416
New Hampshire - 0.1%
Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B:
370 0.010%, 1/01/22 - ACA Insured No Opt. Call B3 370,000
625 0.010%, 1/01/23 - ACA Insured No Opt. Call B3 602,744
50 0.000%, 1/01/25 - ACA Insured No Opt. Call B3 44,753
370 0.000%, 1/01/27 - ACA Insured No Opt. Call B3 305,712
730 0.000%, 1/01/29 - ACA Insured No Opt. Call B3 553,807
3,320 0.000%, 1/01/30 - ACA Insured No Opt. Call B3 2,402,219
14,030 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%,
8/01/33, (UB) (5)
8/24 at 100.00 A 15,055,453
19,495 Total New Hampshire 19,334,688
New Jersey - 2.2%
4,920 Atlantic City, Atlantic County, New Jersey, General Obligation Bonds, Tax
Appeal Refunding Series 2017A, 5.000%, 3/01/42 - BAM Insured, (UB)
(5)
3/27 at 100.00 Baa1 5,798,663

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 7,545 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal
Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35, (AMT)
1/22 at 100.00 B $ 7,545,226
2,370 Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series
2005A, 5.125%, 1/01/37 (4)
1/22 at 100.00 Caa3 1,599,252
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Greater Brunswick Charter School,
Series 2014A:
850 5.625%, 8/01/34, 144A 8/24 at 100.00 N/R 894,081
1,530 5.875%, 8/01/44, 144A 8/24 at 100.00 N/R 1,614,043
1,000 6.000%, 8/01/49, 144A 8/24 at 100.00 N/R 1,057,980
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Teaneck Community Charter
School, Series 2017A:
1,120 5.000%, 9/01/37, 144A 9/27 at 100.00 BB 1,253,045
2,325 5.125%, 9/01/52, 144A 9/27 at 100.00 BB 2,581,540
New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014:
1,075 5.000%, 1/01/34 1/24 at 100.00 N/R 1,098,693
1,675 5.250%, 1/01/44 1/24 at 100.00 N/R 1,708,785
2,500 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Health Department & Taxation Division
Office Project, Series 2018A, 5.000%, 6/15/47, (UB) (5)
12/27 at 100.00 BBB 2,958,250
New Jersey Economic Development Authority, Lease
Revenue Bonds, State Government Buildings-Juvenile
Justice Commission Facilities Project, Series 2018C:
230 5.000%, 6/15/36 12/27 at 100.00 BBB 276,897
6,000 5.000%, 6/15/47, (UB) (5) 12/27 at 100.00 BBB 7,099,800
1,750 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011B, 3.000%, 8/01/43, (AMT), (UB) (5)
8/24 at 100.00 A1 1,787,345
9,400 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011C, 3.000%, 8/01/41, (AMT), (UB) (5)
8/24 at 100.00 A1 9,614,038
16,950 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%,
11/01/44, (UB) (5)
11/29 at 100.00 BBB 19,326,051
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
14,865 5.250%, 6/15/40, (UB) (5) 6/25 at 100.00 BBB 16,995,749
865 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) (5) 6/25 at 100.00 N/R (6) 1,007,396
15,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/41, (UB) (5)
12/26 at 100.00 BBB 17,552,700
8,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (UB) (5)
6/27 at 100.00 BBB 9,404,240
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019LLL:
21,965 4.000%, 6/15/44, (UB) (5) 12/29 at 100.00 BBB 25,088,643
44,360 4.000%, 6/15/49, (UB) (5) 12/29 at 100.00 BBB 50,301,578
New Jersey Economic Development Authority, School
Revenue Bonds, Leap Academy University Charter School
Inc. Project; Series 2014A:
850 6.000%, 10/01/34, 144A 10/24 at 100.00 BB- 919,147
2,255 6.200%, 10/01/44, 144A 10/24 at 100.00 BB- 2,427,395

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 22,150 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%,
9/15/27, (AMT)
9/22 at 100.00 B $ 22,704,858
7,390 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28, (AMT)
1/22 at 100.00 B 7,416,308
3,500 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
8/22 at 101.00 B+ 3,619,910
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B:
9,750 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 10,702,770
3,000 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 3,293,160
2,580 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33, (AMT)
6/23 at 101.00 B+ 2,756,988
5,000 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 3.000%, 7/01/46,
(UB) (5)
7/31 at 100.00 AA- 5,341,400
1,000 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Refunding Series
2011, 6.250%, 7/01/35
1/22 at 100.00 BB+ 1,003,160
3,290 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
1/22 at 100.00 BB+ 3,300,495
16,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 16,069,280
2,125 New Jersey Higher Education Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A, 4.000%, 12/01/30, (AMT),
(UB) (5)
12/26 at 100.00 AA 2,307,495
7,625 New Jersey Higher Education Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50, (AMT),
(UB) (5)
12/28 at 100.00 A2 8,021,348
1,020 New Jersey Higher Education Assistance Authority, Student Loan
Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 11.738%,
12/01/24, (AMT), 144A, (IF)
12/23 at 100.00 AA 1,191,584
2,500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
12/22 at 100.00 A 2,597,425
23,120 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30, (UB)
(5)
6/26 at 100.00 Baa1 27,065,428
2,310 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/34
No Opt. Call BBB 1,749,363
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/36 - AMBAC Insured,
(UB) (5)
No Opt. Call BBB 28,945,200
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2008A:
3,000 0.000%, 12/15/35 No Opt. Call BBB 2,206,200
49,200 0.000%, 12/15/38 - BAM Insured, (UB) (5) No Opt. Call AA 33,963,252
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2009A:
2,060 0.000%, 12/15/38 No Opt. Call BBB 1,375,174
71,475 0.000%, 12/15/39, (UB) (5) No Opt. Call BBB 46,129,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 14,990 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 4.000%, 12/15/37 - BAM Insured, (UB) (5)
12/28 at 100.00 Baa1 $ 17,359,170
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.500%, 6/15/49, (UB) (5)
12/28 at 100.00 BBB 46,594,000
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
11,215 4.000%, 6/15/44, (UB) (5) 12/28 at 100.00 BBB 12,657,137
6,495 3.500%, 6/15/46, (UB) (5) 12/28 at 100.00 BBB 6,967,901
18,975 4.000%, 6/15/50, (UB) (5) 12/28 at 100.00 BBB 21,334,731
22,795 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50, (UB) (5)
12/30 at 100.00 BBB 26,051,038
561,965 Total New Jersey 552,634,562
New Mexico - 0.2%
1,210 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 1,257,408
650 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R 679,003
3,750 Mariposa East Public Improvement District, New Mexico, Revenue Bonds,
Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
3/22 at 61.03 N/R 1,985,550
605 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 N/R 625,600
4,185 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call N/R 4,292,304
2,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 2,060,800
5,845 New Mexico Hospital Equipment Loan Council, First Mortgage Revenue
Bonds, Haverland Carter Lifestyle Group,  Series 2013, 5.000%, 7/01/42
7/22 at 100.00 BB+ 5,981,773
2,470 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 Aaa 2,477,657
Trails Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2008:
485 7.625%, 10/01/23 1/22 at 100.00 N/R 485,141
3,145 7.750%, 10/01/38 1/22 at 100.00 N/R 3,145,000
4,880 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43
10/24 at 100.00 N/R 5,083,935
5,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 5,141,150
18,307 Winrock Town Center Tax Increment Development District, Albuquerque,
New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series
2015, 6.000%, 5/01/40, 144A
1/22 at 102.00 N/R 18,598,264
52,532 Total New Mexico 51,813,585
New York - 10.9%
Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009:
19,430 0.010%, 7/15/32 No Opt. Call Ba1 15,129,169
3,470 0.010%, 7/15/35 No Opt. Call Ba1 2,482,612
10,000 0.000%, 7/15/45 No Opt. Call Ba1 5,271,000

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
$ 200 5.000%, 11/01/39 11/24 at 100.00 BB $ 216,968
7,645 5.500%, 11/01/44 11/24 at 100.00 BB 8,362,865
Build New York City Resource Corporation, New York,
Revenue Bonds, New World Preparatory Charter School
Project, Series 2021A:
735 4.000%, 6/15/51 6/31 at 100.00 N/R 802,017
530 4.000%, 6/15/56 6/31 at 100.00 N/R 576,041
51,630 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 58,050,190
17,240 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R 17,852,710
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
5,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 5,375,300
10,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 10,551,000
2,125 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28,
144A
No Opt. Call N/R 2,200,353
340 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24,
144A
No Opt. Call N/R 341,809
1,620 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25,
144A
No Opt. Call N/R 1,633,819
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
1,000 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R 1,123,040
1,000 5.000%, 6/01/56, 144A 6/29 at 100.00 N/R 1,115,760
1,765 Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series
2021A, 5.000%, 6/15/51, 144A
6/31 at 100.00 N/R 2,078,923
675 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Pace University, Series 2013A, 5.000%, 5/01/38
5/23 at 100.00 BBB- 707,609
7,000 Dormitory Authority of the State of New York, Revenue Bonds,
Maimonides Medical Center, Series 2020, 3.000%, 2/01/50, (UB) (5)
8/27 at 100.00 AA+ 7,349,510
8,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47, (UB)
(5)
7/27 at 100.00 AA- 9,067,440
43,690 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 - AGM
Insured, (UB) (5)
3/30 at 100.00 A2 45,562,990
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
63,760 3.000%, 7/01/48, (UB) (5) 7/30 at 100.00 A3 68,341,156
29,115 4.000%, 7/01/53, (UB) (5) 7/30 at 100.00 A3 33,815,617
Dormitory Authority of the State of New York, Revenue
Bonds, Saint Joseph's College, Series 2021:
225 4.000%, 7/01/40 7/30 at 100.00 BBB- 254,968
650 5.000%, 7/01/51 7/30 at 100.00 BBB- 783,035

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Dormitory Authority of the State of New York, Revenue
Bonds, Vaughn College of Aeronautics & Technology,
Series 2016A:
$ 5,000 5.500%, 12/01/36, 144A 12/26 at 100.00 BB- $ 5,588,200
4,000 5.500%, 12/01/46, 144A 12/26 at 100.00 BB- 4,418,520
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2017B:
4,785 4.000%, 2/15/44, (UB) (5) 8/27 at 100.00 Aa2 5,452,555
10,685 4.000%, 2/15/46, (UB) (5) 8/27 at 100.00 Aa2 12,132,390
21,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48, (UB)
(5)
9/28 at 100.00 Aa2 24,198,510
22,585 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 3.000%, 2/15/49, (UB)
(5)
2/30 at 100.00 Aa2 23,824,917
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020A Bidding Group 1 thru 5:
6,000 3.000%, 3/15/49, (UB) (5) 9/30 at 100.00 Aa2 6,345,960
19,000 3.000%, 3/15/50, (UB) (5) 9/30 at 100.00 Aa2 20,077,110
7,575 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 3.000%, 3/15/51, (UB)
(5)
3/31 at 100.00 AA+ 8,012,456
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021E:
20,040 3.000%, 3/15/50, (UB) (5) 3/32 at 100.00 N/R 21,294,103
4,850 3.000%, 3/15/51, (UB) 3/32 at 100.00 N/R 5,148,081
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, Tender Option Bond
Trust 2015-XF1030:
2,990 22.303%, 3/15/39, 144A, (IF) (5) 3/24 at 100.00 Aa2 4,383,161
4,000 22.332%, 3/15/44, 144A, (IF) (5) 3/24 at 100.00 Aa2 5,820,280
7,630 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 4.000%, 3/15/47, (UB) (5)
3/27 at 100.00 Aa2 8,570,932
7,500 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 4.000%, 3/15/47, (UB) (5)
3/28 at 100.00 Aa2 8,580,450
2,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%,
6/01/38
1/22 at 100.00 B- 2,002,620
14,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call N/R 5,670,140
47,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (7)
1/34 at 100.00 N/R 50,567,770
5,560 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest
Series 2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R 6,112,608
4,770 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding
Series 2020B, 5.660%, 2/01/44
2/30 at 100.00 N/R 5,532,818
9,600 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R 10,995,456

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 12,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 N/R $ 14,536,364
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2020A:
4,460 5.530%, 2/01/40 2/30 at 100.00 N/R 5,173,555
5,880 5.730%, 2/01/50 2/30 at 100.00 N/R 6,804,160
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
2,480 4.450%, 2/01/41 2/30 at 100.00 A2 2,577,117
5,890 4.600%, 2/01/51 2/30 at 100.00 A2 6,098,683
325 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Taxable Series
2021B, 5.000%, 2/01/25
No Opt. Call A2 327,051
7,635 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Hofstra University Project, Series 2021A, 3.000%, 7/01/51, (UB)
(5)
7/31 at 100.00 A 8,022,095
5,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22
6/22 at 100.00 N/R 5,012,100
Metropolitan Transportation Authority:
16,180 4.000%, 11/15/45, (UB) (5) 5/31 at 100.00 BBB+ 18,618,811
27,000 4.000%, 11/15/50, (UB) (5) 5/31 at 100.00 BBB+ 30,895,020
16,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%,
11/15/52, (UB)
11/27 at 100.00 AA 17,809,280
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020A-1:
20,000 4.000%, 11/15/50 - AGM Insured, (UB) (5) 5/30 at 100.00 A- 23,210,000
12,175 4.000%, 11/15/52, (UB) (5) 5/30 at 100.00 BBB+ 13,741,314
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
13,000 4.750%, 11/15/45, (UB) (5) 5/30 at 100.00 BBB+ 15,597,530
6,000 5.000%, 11/15/50, (UB) (5) 5/30 at 100.00 BBB+ 7,292,220
29,825 5.250%, 11/15/55, (UB) (5) 5/30 at 100.00 BBB+ 36,841,331
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-2:
15,500 4.000%, 11/15/47, (UB) (5) 11/30 at 100.00 BBB+ 17,680,230
33,280 4.000%, 11/15/48, (UB) (5) 11/30 at 100.00 BBB+ 37,931,213
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-3:
24,925 4.000%, 11/15/49, (UB) (5) 11/30 at 100.00 BBB+ 28,368,887
7,915 4.000%, 11/15/50, (UB) (5) 11/30 at 100.00 BBB+ 9,001,809
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2021A-1:
20,000 4.000%, 11/15/47, (UB) (5) 5/31 at 100.00 BBB+ 22,956,600
27,400 4.000%, 11/15/48, (UB) (5) 5/31 at 100.00 BBB+ 31,423,690
59,730 4.000%, 11/15/49, (UB) (5) 5/31 at 100.00 BBB+ 68,345,455

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,790 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 4.000%,
11/15/45, (UB) (5)
11/30 at 100.00 BBB+ $ 12,337,718
83,625 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42, (UB) (5)
5/28 at 100.00 BBB+ 93,517,838
9,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/43, (UB) (5)
11/23 at 100.00 BBB+ 10,467,870
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2:
5,000 4.000%, 11/15/41, (UB) (5) 5/31 at 100.00 BBB+ 5,801,550
12,000 4.000%, 11/15/43, (UB) (5) 5/31 at 100.00 BBB+ 13,867,080
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Tender Option Bond Trust
2015-XF1004:
539 17.856%, 11/15/41, (Pre-refunded 11/15/22), 144A, (IF) (5) 11/22 at 100.00 N/R 622,874
1,550 17.856%, 11/15/41, (Pre-refunded 11/15/22), 144A, (IF) (5) 11/22 at 100.00 N/R 1,790,733
2,566 17.856%, 11/15/41, 144A, (IF) (5) 11/22 at 100.00 BBB+ 2,965,758
New York City Housing Development Corp:
4,500 2.450%, 11/01/45, (UB) (5) 9/29 at 100.00 N/R 4,481,640
5,920 3.050%, 5/01/50, (UB) (5) 5/27 at 100.00 Aa2 6,087,950
9,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.400%, 11/01/50, (UB) (5)
5/28 at 100.00 Aa2 8,766,000
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,890 0.000%, 10/01/22 (4) No Opt. Call N/R 2,312,000
18,995 0.000%, 10/01/27 (4) 1/22 at 100.00 N/R 15,196,000
34,160 0.000%, 10/01/37 (4) 1/22 at 100.00 N/R 27,328,000
70,725 5.875%, 10/01/46 (4) 1/22 at 100.00 N/R 56,580,000
25,390 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/46 - AGM Insured, (UB) (5)
1/31 at 100.00 BBB 26,743,795
13,175 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
3.000%, 3/01/49 - AGM Insured, (UB) (5)
9/30 at 100.00 BBB+ 13,867,873
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second General Resolution, Fiscal
Series 2012FF, 5.000%, 6/15/45, (UB) (5)
6/22 at 100.00 AA+ 10,215,200
(10,760) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Fiscal
Series 2012AA, 5.000%, 6/15/44, (Pre-refunded 6/15/21), (UB)
6/21 at 100.00 AA+ (6) (10,760,000)
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Tender
Option Bond Trust 2015-XF0129:
970 21.816%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 1,273,232
1,320 21.837%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 1,733,067
2,000 21.837%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 2,625,860
3,700 22.504%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 4,857,841
14,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47, (UB) (5)
12/26 at 100.00 AA+ 16,658,180
12,265 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 3.000%, 6/15/51, (UB) (5)
6/31 at 100.00 AA+ 13,098,284

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City Municipal Water Finance Authority, Water
and Sewer System Second General Resolution Revenue
Bonds, Tender Option Bond Trust 2015-XF1022:
$ 2,155 23.007%, 6/15/44, (Pre-refunded 6/15/21), 144A, (IF) 6/21 at 100.00 AA+ (6) $ 2,155,000
2,025 21.796%, 6/15/45, 144A, (IF) (5) 6/22 at 100.00 AA+ 2,242,445
2,265 22.332%, 6/15/45, 144A, (IF) (5) 6/22 at 100.00 AA+ 2,508,646
400 22.337%, 6/15/45, 144A, (IF) (5) 6/22 at 100.00 AA+ 443,040
1,600 22.337%, 6/15/47, 144A, (IF) (5) 6/23 at 100.00 AA+ 2,099,488
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2015S-2:
2,500 5.000%, 7/15/40, (UB) (5) 7/25 at 100.00 Aa3 2,868,875
5,000 5.000%, 7/15/41, (UB) (5) 7/25 at 100.00 Aa3 5,732,050
10,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/45, (UB) (5)
1/26 at 100.00 Aa3 11,011,100
21,900 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 4.000%, 2/01/44,
(UB) (5)
2/27 at 100.00 Aa1 24,683,709
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2018 Series
C-3:
4,490 4.000%, 5/01/42, (UB) (5) 5/28 at 100.00 Aa1 5,173,917
5,990 4.000%, 5/01/43, (UB) (5) 5/28 at 100.00 Aa1 6,893,052
22,500 4.000%, 5/01/44, (UB) (5) 5/28 at 100.00 Aa1 25,851,825
39,490 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 3.000%,
11/01/47, (UB) (5)
11/29 at 100.00 Aa1 41,858,610
3,060 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 3.000%,
5/01/48, (UB) (5)
11/30 at 100.00 Aa1 3,247,027
35,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 3.000%,
2/01/51, (UB) (5)
2/31 at 100.00 Aa1 37,026,850
New York City Water & Sewer System:
10,305 3.000%, 6/15/50, (UB) (5) 12/30 at 100.00 AA+ 10,999,248
3,570 4.000%, 6/15/51, (UB) (5) 6/31 at 100.00 AA+ 4,225,809
8,500 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 4.000%, 10/01/41, (UB) (5)
10/27 at 100.00 AA- 9,723,660
New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1:
17,000 4.000%, 3/01/47, (UB) (5) 3/31 at 100.00 AA- 20,014,950
2,610 3.000%, 3/01/51, (UB) (5) 3/31 at 100.00 AA- 2,766,809
23,390 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A,
0.010%, 11/15/49
No Opt. Call A2 11,432,798
10,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42
1/22 at 100.00 B- 10,110,500
75,000 New York Counties Tobacco Trust V, New York, Tobacco Settlement
Pass-Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%,
6/01/50
1/22 at 18.18 N/R 13,278,000
5,800 New York Liberty Development Corp, 3.000%, 11/15/51, (UB) (5) 11/31 at 100.00 N/R 6,109,372
66,715 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 73,136,319

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 3 World Trade Center Project, Class
2 Series 2014:
$ 18,305 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R $ 20,367,058
37,245 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R 41,452,940
109,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 N/R 121,410,315
55,150 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
3.000%, 11/15/51, (UB) (5)
11/31 at 100.00 A- 57,844,078
New York State Housing Finance Agency:
2,285 2.400%, 11/01/41, (UB) (5) 5/30 at 100.00 Aa2 2,321,903
2,740 2.400%, 11/01/41, (UB) (5) 5/30 at 100.00 Aa2 2,784,251
4,085 2.550%, 11/01/46, (UB) (5) 5/30 at 100.00 Aa2 4,134,347
2,545 2.550%, 11/01/46, (UB) (5) 5/30 at 100.00 Aa2 2,575,744
4,965 2.650%, 11/01/51, (UB) (5) 5/30 at 100.00 Aa2 5,009,536
4,355 2.650%, 11/01/51, (UB) (5) 5/30 at 100.00 Aa2 4,394,064
18,635 New York State Thruway Authority, 3.000%, 3/15/48, (UB) (5) 3/31 at 100.00 AA+ 19,801,365
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B:
15,405 3.000%, 1/01/53, (UB) (5) 1/30 at 100.00 A- 15,982,996
1,980 3.000%, 1/01/53, (UB) (5) 1/30 at 100.00 A2 2,074,802
19,675 4.000%, 1/01/53 - AGM Insured, (UB) (5) 1/30 at 100.00 A2 22,741,546
20,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 4.000%, 3/15/58, (UB) (5)
3/31 at 100.00 AA+ 23,309,000
36,365 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1., 3.000%, 3/15/49, (UB) (5)
3/31 at 100.00 AA+ 38,601,448
New York State Urban Development Corp:
10,000 3.000%, 3/15/42, (UB) (5) 9/31 at 100.00 AA+ 10,759,300
9,080 3.000%, 3/15/49, (UB) (5) 3/30 at 100.00 AA+ 9,569,140
19,365 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 2, Series 2017C, 4.000%,
3/15/44, (UB) (5)
9/27 at 100.00 Aa2 22,058,478
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2017C:
3,440 4.000%, 3/15/43, (UB) (5) 9/27 at 100.00 Aa2 3,924,524
20,265 4.000%, 3/15/45, (UB) (5) 9/27 at 100.00 Aa2 23,047,992
11,235 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 3.000%, 3/15/50,
(UB) (5)
9/30 at 100.00 Aa2 11,853,711
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020E:
6,135 3.000%, 3/15/47, (UB) (5) 3/30 at 100.00 AA+ 6,476,413
11,860 3.000%, 3/15/48, (UB) (5) 3/30 at 100.00 AA+ 12,510,521
21,865 3.000%, 3/15/50, (UB) (5) 3/30 at 100.00 AA+ 23,006,134
New York State Urban Development Corporation, State
Sales Tax Revenue Bonds, Series 2021A:
12,500 4.000%, 3/15/45, (UB) (5) 9/31 at 100.00 N/R 14,908,875
25,000 3.000%, 3/15/50, (UB) (5) 9/31 at 100.00 N/R 26,540,750

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
$ 4,990 5.000%, 7/01/46 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 A2 $ 5,500,926
4,740 4.000%, 1/01/51 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 BBB 5,083,034
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Refunding
Series 2016:
6,475 5.000%, 8/01/26, (AMT) 1/22 at 100.00 B- 6,535,217
79,570 5.000%, 8/01/31, (AMT) 1/22 at 100.00 B- 80,310,001
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Series 2020:
10,185 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B- 12,186,760
6,500 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B- 8,203,130
3,200 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 3.000%, 8/01/31, (AMT)
No Opt. Call B 3,489,216
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2020:
3,390 5.000%, 10/01/35, (AMT) 10/30 at 100.00 BB+ 4,214,109
34,380 5.000%, 10/01/40, (AMT) 10/30 at 100.00 BB+ 42,351,003
41,405 4.375%, 10/01/45, (AMT) 10/30 at 100.00 BB+ 47,984,254
12,000 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B 12,460,920
3,145 Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series
2017, 5.750%, 7/01/47, (AMT), 144A
7/27 at 100.00 N/R 3,334,014
4,125 Oneida County Local Development Corporation, New York, Revenue
Bonds, Mohawk Valley Health System Project, Series 2019A, 3.000%,
12/01/44, (UB) (5)
12/29 at 100.00 AA 4,366,230
1,720 Otsego County Capital Resource Corporation, New York, Revenue Bonds,
Hartwick College Project, Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 Ba3 1,779,116
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019:
1,000 5.000%, 11/01/44, (AMT), (UB) (5) 11/29 at 100.00 A+ 1,224,350
8,900 5.000%, 11/01/49, (AMT), (UB) (5) 11/29 at 100.00 A+ 10,828,007
12,200 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43, (UB) (5)
9/28 at 100.00 A+ 14,190,308
1,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Fouteen Series 2019, 4.000%, 9/01/39, (AMT),
(UB) (5)
9/29 at 100.00 A+ 1,168,790
45,765 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT),
(UB) (5)
11/29 at 100.00 A+ 52,543,712
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020:
3,000 4.000%, 7/15/50, (AMT) 7/30 at 100.00 A+ 3,433,590
5,050 4.000%, 7/15/50, (AMT), (UB) (5) 7/30 at 100.00 A+ 5,779,876
15,490 4.000%, 7/15/60, (AMT), (UB) (5) 7/30 at 100.00 A+ 17,596,795
8,750 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/61,
(AMT), (UB) (5)
7/31 at 100.00 A+ 10,057,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 405 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
1/22 at 100.00 N/R $ 408,641
12,895 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 2,600,019
2,000 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%,
1/01/33, (AMT)
1/26 at 100.00 CC 1,897,820
Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series
2018A:
50,335 4.000%, 11/15/47, (UB) (5) 5/28 at 100.00 AA- 58,002,530
19,655 4.000%, 11/15/48, (UB) (5) 5/28 at 100.00 AA- 22,635,681
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2019C, 3.000%, 11/15/46, (UB)
(5)
11/29 at 100.00 AA- 5,351,200
10,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 0.000%, 5/15/51, (UB) (5)
11/31 at 100.00 AA+ 11,871,100
40,925 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R 44,990,490
Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community,
Inc. Project, Accd Inv Series 2021A:
43,750 4.500%, 7/01/56, 144A 7/27 at 104.00 N/R 45,040,625
5,000 5.000%, 7/01/56, 144A 7/27 at 104.00 N/R 5,350,850
1,250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R 1,270,937
2,627,695 Total New York 2,753,570,627
North Carolina - 0.4%
2,735 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021A, 3.000%, 7/01/46, (UB) (5)
7/31 at 100.00 Aa3 2,931,455
4,710 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 3.000%, 7/01/46, (AMT), (UB) (5)
7/31 at 100.00 Aa3 5,023,309
435 Hillsborough, North Carolina, Special Assessement Revenue Bonds,
Series 2013, 7.750%, 2/01/24
2/23 at 100.00 N/R 445,692
1,600 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 5.375%, 3/01/40, 144A
3/25 at 100.00 N/R 1,653,456
2,500 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 BBB- 2,725,075
30,275 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45, (UB) (5)
1/30 at 100.00 A2 31,943,758
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Tender Option Bond Trust 2015-
XF0147, 22.047%, 6/01/42, (Pre-refunded 6/01/22), 144A, (IF) (5)
6/22 at 100.00 Aa2 (6) 2,198,620
2,720 North Carolina Medical Care Commission, Revenue Bonds, First
Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%,
1/01/41
1/24 at 100.00 N/R 2,854,667

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Capital Appreciation Series 2019:
$ 9,000 0.000%, 1/01/40, (UB) (5) 1/30 at 74.03 AA+ $ 5,586,210
11,000 0.000%, 1/01/41, (UB) (5) 1/30 at 71.45 AA+ 6,574,040
8,650 0.000%, 1/01/42, (UB) (5) 1/30 at 68.97 AA+ 4,977,556
4,500 0.000%, 1/01/43, (UB) (5) 1/30 at 66.61 AA+ 2,494,215
4,000 0.000%, 1/01/44, (UB) 1/30 at 64.38 AA+ 2,138,320
5,000 0.000%, 1/01/45, (UB) 1/30 at 62.11 AA+ 2,574,150
7,050 0.000%, 1/01/46, (UB) (5) 1/30 at 60.08 AA+ 3,503,357
7,500 0.000%, 1/01/47, (UB) 1/30 at 58.00 AA+ 3,597,075
44,000 0.010%, 1/01/48, (UB) (5) 1/30 at 55.97 AA+ 20,348,240
3,600 0.000%, 1/01/49, (UB) (5) 1/30 at 54.10 AA+ 1,607,436
2,415 University of North Carolina, Chapel Hill, Revenue Bonds, Hospital
System, Series 2019, 5.000%, 2/01/45, (UB) (5)
No Opt. Call Aa3 3,671,766
7,180 Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds,
Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56, (Mandatory
Put 7/1/2034) 2034 2034
7/33 at 100.00 N/R 7,634,782
160,870 Total North Carolina 114,483,179
North Dakota - 0.2%
26,850 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 3.000%, 12/01/51 - AGM
Insured, (UB) (5)
12/31 at 100.00 BBB- 27,783,574
3,300 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R 3,459,093
6,370 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015C, 5.000%, 6/01/40, (UB) (5)
6/25 at 100.00 AA- 7,188,800
16,000 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 3.000%, 6/01/61 - AGM Insured,
(UB) (5)
6/30 at 100.00 N/R 16,480,960
Williston, North Dakota, Multifamily Housing Revenue
Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070 6.250%, 9/01/23 (4) No Opt. Call N/R 1,657,800
14,230 7.750%, 9/01/38 (4) 9/23 at 100.00 N/R 7,684,200
69,820 Total North Dakota 64,254,427
Ohio - 3.8%
2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health
Partners, Tender Option Bond Trust 2015-XF2193. Formerly Tender
Option Bond Trust 3352, 17.522%, 5/01/42, (Pre-refunded 5/01/22),
144A, (IF) (5)
5/22 at 100.00 A+ (6) 2,658,325
1,191,345 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 197,346,299
162,430 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 188,763,152
Butler County Port Authority, Ohio, Public Infrastructure
Revenue Bonds, Liberty Center Project, Liberty Community
Authority, Series 2014C:
2,405 5.750%, 12/01/34 12/22 at 100.00 N/R 2,425,370
5,035 6.000%, 12/01/43 12/22 at 100.00 N/R 5,077,999
700 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB 737,331

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Subordinate Series 2021B, 4.500%, 12/01/55
12/29 at 100.00 N/R $ 1,064,970
8,085 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 8,908,942
9,490 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%,
6/01/28, 144A
No Opt. Call N/R 10,235,250
2,165 County of Greene, Ohio $6,260,000 Greene Town Center Improvement
Revenue Bonds, Series 2009, 8.000%, 12/01/34
1/22 at 100.00 N/R 2,172,188
6,275 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 N/R 6,496,382
Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton,
Highland, Madison, Pickaway, Ross and Warren, Ohio,
Certificates of Participation, School Improvement Project,
Series 2021:
7,065 3.000%, 12/01/46, (UB) (5) 12/29 at 100.00 Aa1 7,515,959
15,460 3.000%, 12/01/50, (UB) (5) 12/29 at 100.00 Aa1 16,390,537
13,960 Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ
Hospital Project, Series 2012, 5.000%, 6/01/42, (Pre-refunded 6/01/22),
(UB) (5)
6/22 at 100.00 A- (6) 14,235,570
18,830 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2020, 4.000%, 9/15/50, (UB) (5)
3/30 at 100.00 A3 21,560,350
3,800 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Tender Option Bond Trust 2015-XF1005, 17.458%, 2/01/44, 144A, (IF)
(5)
2/24 at 100.00 A3 5,015,126
2,000 Hardin County, Ohio Economic Development Facility Revenue Bonds,
Ohio Northern University, Refunding & Improvement Series 2020,
5.500%, 5/01/50
5/27 at 103.00 N/R 2,161,840
2,545 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 N/R 2,765,372
2,750 Jefferson County Port Authority, Ohio, Economic Develoepment
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%,
12/01/51, (AMT)
12/31 at 100.00 Ba2 2,805,385
Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A:
75 5.000%, 12/01/22 1/22 at 100.00 N/R 75,125
3,250 5.000%, 12/01/32 1/22 at 100.00 N/R 3,251,820
6,330 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33
6/23 at 100.00 N/R 6,450,587
4,755 Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North
Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%,
12/01/41, 144A
12/26 at 100.00 N/R 5,069,924
16,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series
2019, 5.000%, 8/01/49, (UB) (5)
8/28 at 100.00 A2 19,498,560

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Montgomery County, Ohio, Hospital Facilities Revenue
Bonds, Kettering Health Network Obligated Group Project,
Refunding & Improvement  Series 2021:
$ 1,100 3.000%, 8/01/40, (UB) (5) 2/31 at 100.00 A2 $ 1,190,211
9,625 3.000%, 8/01/51, (UB) (5) 2/31 at 100.00 A2 10,231,086
1,480 4.000%, 8/01/51, (UB) (5) 2/31 at 100.00 A2 1,720,574
11,160 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group, Series 2016, 4.000%, 8/01/47, (UB)
(5)
8/26 at 100.00 A2 12,377,333
Muskingum County, Ohio, Hospital Facilities Revenue
Bonds, Genesis HealthCare System Obligated Group
Project, Series 2013:
1,860 5.000%, 2/15/27 2/23 at 100.00 Ba2 1,943,830
8,685 5.000%, 2/15/33 2/23 at 100.00 Ba2 9,029,968
16,060 5.000%, 2/15/44 2/23 at 100.00 Ba2 16,634,627
Northeast Ohio Medical University, General Receipts
Bonds, Refunding Series 2021A:
500 3.000%, 12/01/40 12/30 at 100.00 Baa2 521,605
225 4.000%, 12/01/45 12/30 at 100.00 Baa2 255,015
77,813 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 97,266
74,250 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 86,970,510
18,020 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 22,525
30,400 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/2021)
No Opt. Call N/R 30,490,288
29,738 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750%, 12/01/23 (4)
No Opt. Call N/R 37,172
3,570 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (4)
No Opt. Call N/R 4,462
17,065 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010B, 3.750%, 6/01/33 (4)
No Opt. Call N/R 21,331
5,950 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2005B, 3.125%, 1/01/34 (4)
No Opt. Call N/R 7,438
10,125 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2006B, 3.625%, 12/01/33 (4)
No Opt. Call N/R 12,656
3,810 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008B, 3.625%, 10/01/33 (4)
No Opt. Call N/R 4,763
7,175 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R 8,969
20,130 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2009A, 4.375%, 6/01/33, (Mandatory Put 6/1/2022)
No Opt. Call N/R 20,359,683

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,940 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel
Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24, (AMT)
2/22 at 100.00 CCC+ $ 1,946,926
2,825 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 3,385,847
10,500 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2020A, 4.000%, 1/15/50, (UB) (5)
1/30 at 100.00 A 11,952,570
48,650 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R 60,812
36,355 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (4)
No Opt. Call N/R 45,444
11,290 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 14,113
16,065 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R 20,081
24,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (4)
No Opt. Call N/R 30,394
19,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 23,969
49,675 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R 62,094
50,145 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2009A, 4.375%, 6/01/33, (Mandatory Put 6/1/2022)
No Opt. Call N/R 50,717,154
14,545 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2010B, 4.375%, 6/01/33, (Mandatory Put 6/1/2022)
No Opt. Call N/R 14,710,958
8,525 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2A Project, Series 2016B, 5.000%, 12/01/46
12/26 at 100.00 N/R 8,878,447
17,190 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R 18,612,988
13,880 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 14,242,129
Seneca County, Ohio, Health Care Facilities Revenue
Bonds, VOA Care Rehabilitation Centers, Inc., Series
2014A:
1,500 6.500%, 7/01/34 7/24 at 100.00 N/R 1,523,325
3,000 6.750%, 7/01/43 7/24 at 100.00 N/R 3,050,640
5,000 7.000%, 7/01/49 7/24 at 100.00 N/R 5,106,000
1,200 Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement Series
2015, 5.500%, 12/01/43
12/24 at 100.00 BB- 1,293,936

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Refunding and Improvement Series 2012:
$ 2,240 5.750%, 12/01/32 12/22 at 100.00 BB- $ 2,313,584
12,000 6.000%, 12/01/42 12/22 at 100.00 BB- 12,381,240
Southern Ohio Port Authority, Ohio, Facility Revenue
Bonds, Purecycle Project, Series 2020A:
2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 N/R 2,313,940
42,350 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 N/R 48,691,913
Southern Ohio Port Authority, Ohio, Facility Revenue
Bonds, Purecycle Project, Series 2020B:
8,000 10.000%, 12/01/25, (AMT), 144A 12/24 at 105.00 N/R 9,063,680
2,000 10.000%, 12/01/27, (AMT), 144A 12/26 at 105.00 N/R 2,360,160
27,585 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 29,817,178
2,268,941 Total Ohio 967,243,197
Oklahoma - 0.3%
1,500 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 N/R 1,540,710
5,475 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
Bonds, Series 2019, 4.000%, 9/01/45, (UB) (5)
9/29 at 100.00 Baa1 6,160,744
Payne County Economic Development Authority,
Oklahoma, Revenue Bonds, Epworth Living at the Ranch,
Series 2016A:
2,828 0.000%, 11/01/46 (4) 11/26 at 100.00 N/R 7,071
4,149 0.000%, 11/01/51 (4) 11/26 at 100.00 N/R 10,373
2,650 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 N/R 2,580,782
1,580 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma,
Tax Apportionment Revenue Bonds, Vast Bank Project, Series 2021,
4.000%, 12/01/43, 144A
12/31 at 100.00 N/R 1,561,087
2,050 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/45
11/25 at 102.00 BBB- 2,307,377
14,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R 14,828,800
5,350 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R 5,666,720
16,080 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R 17,031,936
15,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/1/2025)
6/25 at 100.00 B- 16,755,750
70,662 Total Oklahoma 68,451,350
Oregon - 0.3%
4,000 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2017A,
0.000%, 6/15/36
6/27 at 67.23 AA+ 2,485,120
815 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter
School Project, Series 2019A, 5.250%, 6/15/55, 144A
6/27 at 102.00 N/R 884,650

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
Oregon Facilities Authority, Revenue Bonds, Metro East
Web Academy Project, Series 2019A:
$ 670 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R $ 731,573
1,810 5.000%, 6/15/49, 144A 6/27 at 102.00 N/R 1,957,533
8,590 Oregon Facilities Authority, Revenue Bonds, Providence Health &
Services, Series 2015C, 5.000%, 10/01/45, (UB) (5)
10/25 at 100.00 AA- 9,865,959
Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2015A:
550 5.500%, 6/15/35, 144A 6/25 at 100.00 N/R 599,599
1,650 5.750%, 6/15/46, 144A 6/25 at 100.00 N/R 1,789,623
3,625 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.250%, 6/15/51
6/25 at 100.00 N/R 3,836,482
21,000 Oregon Health & Science University, 3.000%, 7/01/51, (UB) (5) 1/32 at 100.00 N/R 22,248,660
9,135 Oregon Health and Science University, Revenue Bonds, Series 2019A,
3.000%, 7/01/49, (UB) (5)
1/30 at 100.00 AA- 9,691,596
3,125 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.375%, 7/01/45
7/25 at 100.00 N/R 3,243,062
Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018:
385 4.000%, 6/15/38 6/28 at 100.00 N/R 424,763
800 4.375%, 6/15/43 6/28 at 100.00 N/R 885,128
2,480 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
1/22 at 100.00 N/R 2,483,398
18,280 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 3.000%, 5/15/49, (UB) (5)
5/29 at 100.00 A+ 19,274,432
76,915 Total Oregon 80,401,578
Pennsylvania - 2.1%
12,775 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
8/22 at 100.00 B- 13,022,579
2,905 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 6.000%, 7/15/38
7/23 at 100.00 BB+ 3,087,899
10,550 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corp., Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call B- 11,469,749
1,170 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/56
6/31 at 100.00 N/R 1,242,821
Allentown Commercial and Industrial Development
Authority, Pennsylvania, Revenue Bonds, Executive
Education Academy Charter School, Series 2017:
2,400 6.000%, 7/01/37, 144A 7/24 at 100.00 N/R 2,559,096
11,015 6.250%, 7/01/47, 144A 7/24 at 100.00 N/R 11,723,595
5,915 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 7,365,121
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Subordinate Lien, Series 2018:
3,890 5.125%, 5/01/32, 144A 5/28 at 100.00 N/R 4,584,248
15,420 5.375%, 5/01/42, 144A 5/28 at 100.00 N/R 18,140,088

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refunding Series 2006A:
$ 4,035 4.375%, 1/01/35, (Mandatory Put 7/1/2022) No Opt. Call N/R $ 4,087,011
35,695 3.500%, 4/01/41 (4) No Opt. Call N/R 44,619
45,855 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R 57,319
46,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (4)
No Opt. Call N/R 57,500
50,320 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R 62,900
9,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47, (Mandatory Put 4/1/2021)
4/31 at 100.00 N/R 9,726,608
17,965 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/47, (UB)
11/27 at 100.00 B+ 20,031,514
2,110 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Tender Option Bonds 3374. As of
6/4/2015 Converted to Trust 2015-XF2049, 21.359%, 11/01/44, 144A,
(IF) (5)
5/22 at 100.00 B+ 2,203,768
6,305 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51, (UB) (5)
12/31 at 100.00 N/R 7,353,332
Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services
Project, Series 2015A:
705 5.000%, 12/01/30 12/25 at 100.00 N/R 759,581
680 5.000%, 12/01/35 12/25 at 100.00 N/R 727,192
1,400 5.250%, 12/01/45 12/25 at 100.00 N/R 1,493,996
11,750 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2012A, 5.375%,
10/15/42
10/22 at 100.00 BB 12,061,610
6,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2017A, 5.250%,
10/15/47
4/27 at 100.00 BB 6,722,880
Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018:
550 5.000%, 3/01/38, 144A 3/28 at 100.00 N/R 625,317
1,471 5.125%, 3/01/48, 144A 3/28 at 100.00 N/R 1,669,467
1,595 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 1,763,576
7,775 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB 8,773,077
6,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB 7,403,460
3,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 4.000%, 7/15/43, (UB) (5)
1/28 at 100.00 A- 3,367,710

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,000 East Hempfield Township Industrial Development Authority,
Pennsylvania, Student Services Inc - Student Housing Project at
Millersville University, Series 2014, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 N/R (6) $ 1,112,960
18,755 Lehigh County General Purpose Authority, 4.000%, 11/01/51, (UB) (5) 11/31 at 100.00 A- 21,849,763
Lehigh County Industrial Development Authority, Charter
School Revenue Bonds, Seven Generations Charter School,
Series 2021A:
1,775 4.000%, 5/01/41 5/30 at 100.00 BB 1,917,071
2,000 4.000%, 5/01/51 5/30 at 100.00 BB 2,129,600
3,190 Lehigh County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, West Hills Business Center Project, Series
2014, 6.500%, 7/01/32
7/23 at 100.00 N/R 3,371,798
5,738 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 5,926,034
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
15,810 4.000%, 9/01/49, (UB) (5) 9/29 at 100.00 A 17,953,678
8,130 4.000%, 9/01/51, (UB) (5) 9/29 at 100.00 A 9,217,550
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45
1/25 at 100.00 Ba1 1,131,920
Mount Lebanon School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Tender Option
Bonds Trust 2016-XG0063:
945 18.123%, 2/15/31, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 1,233,669
1,340 18.153%, 2/15/32, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 1,750,027
1,410 18.138%, 2/15/33, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 1,841,093
1,480 18.169%, 2/15/34, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 1,933,295
1,071 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 1.250%, 12/31/23
1/22 at 100.00 N/R 267,838
397 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK
5.000%)
No Opt. Call N/R 99,288
4,315 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
7/23 at 100.00 N/R 4,599,531
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 33,162,693
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 33,162,693
29,510 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 29,394,616
18,420 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Taxable Series 2020B-2, 10.000%, 12/01/29, 144A
No Opt. Call N/R 18,760,770
20,520 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 25,650

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 13,275 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (4)
No Opt. Call N/R $ 16,594
23,870 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38
9/25 at 100.00 CCC 18,528,133
2,765 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
11/22 at 100.00 BB 2,811,314
12,100 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 3.000%, 12/01/51, (UB) (5)
12/31 at 100.00 A3 12,704,395
Philadelphia Authority for Industrial Development Senior
Living Facilities, Philadelphia, Pennsylvania, Revenue
Bonds, Wesley Enhanced Living Obligated Group, Series
2017A:
1,445 5.000%, 7/01/37 7/27 at 100.00 BB 1,619,050
1,575 5.000%, 7/01/42 7/27 at 100.00 BB 1,750,235
3,605 5.000%, 7/01/49 7/27 at 100.00 BB 3,977,144
842 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown
- Morrisville Project, Series 2005A, 5.625%, 7/01/35
1/22 at 100.00 Baa3 859,808
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Alliance for Progress Charter
School, Series 2019A:
920 5.000%, 6/15/39 6/26 at 100.00 N/R 1,004,465
1,385 5.000%, 6/15/49 6/26 at 100.00 N/R 1,498,404
11,855 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%,
6/15/50, 144A
12/27 at 100.00 N/R 12,745,548
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B:
10,915 6.875%, 12/15/35, 144A 12/27 at 100.00 N/R 11,690,074
11,045 7.125%, 12/15/44, 144A 12/27 at 100.00 N/R 11,786,893
2,050 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Nueva Esperanza, Inc. - Esperanza Academy Charter School,
Series 2013, 8.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 N/R (6) 2,203,361
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006:
455 6.050%, 5/01/23 1/22 at 100.00 N/R 455,600
985 6.250%, 5/01/33 1/22 at 100.00 N/R 985,867
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership
Academy, Series 2017:
345 6.470%, 11/01/37 11/27 at 100.00 N/R 377,609
4,785 6.600%, 11/01/47 11/27 at 100.00 N/R 5,225,364
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Tacony Academy Charter
School, Series of 2014:
1,000 6.875%, 6/15/33 6/23 at 100.00 BB+ 1,079,050
6,070 7.375%, 6/15/43 6/23 at 100.00 BB+ 6,559,363
3,380 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
3/28 at 100.00 BB 3,683,625
8,590 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2019D, 3.000%, 9/01/44 - AGM Insured, (UB) (5)
9/29 at 100.00 A2 9,343,171

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
7/22 at 100.00 N/R $ 883,523
3,100 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+ 3,265,261
Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood
University, Series 2016:
2,000 5.000%, 6/01/36 6/26 at 100.00 BB+ 2,170,840
5,145 5.000%, 6/01/46 6/26 at 100.00 BB+ 5,518,424
23,970 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49, (UB) (5)
6/29 at 100.00 Aa3 27,405,141
Southcentral Pennsylvania General Authority, Revenue
Bonds, York Academy Regional Charter School Project,
Series 2018A:
8,000 6.000%, 7/15/38, 144A 7/28 at 100.00 N/R 9,377,440
6,000 6.500%, 7/15/48, 144A 7/28 at 100.00 N/R 7,100,220
8,560 Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General
Obligation Bonds, Series 2019, 4.000%, 4/15/54 - BAM Insured, (UB)
(5)
4/29 at 100.00 A2 9,846,054
703,545 Total Pennsylvania 529,501,140
Puerto Rico - 8.9%
79,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
1/22 at 16.37 N/R 12,886,480
40,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.010%, 5/15/57
1/22 at 7.13 N/R 2,860,400
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
13,355 4.000%, 7/01/42, 144A (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 14,806,288
2,730 4.000%, 7/01/47, 144A (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 2,991,479
173,075 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 205,701,368
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A:
500 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 617,395
1,000 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 1,132,360
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
6,740 5.000%, 7/01/28, 144A No Opt. Call N/R 8,147,582
1,760 5.000%, 7/01/29, 144A No Opt. Call N/R 2,162,054
7,365 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 9,225,325
48,885 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 60,362,709
39,330 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R 44,029,542
2 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.000%, 7/01/33
7/22 at 100.00 CCC 2,045
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Federally Taxable Build America Bonds, Series
2010YY:
101,430 4.050%, 7/01/40 (4) 1/22 at 100.00 D 100,162,125
1,225 4.050%, 7/01/40 (4) 1/22 at 100.00 D 1,151,500
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2010DDD:
30 3.957%, 7/01/22 (4) 1/22 at 100.00 D 29,963
4,505 3.957%, 7/01/22 (4) 6/21 at 100.00 N/R 4,398,006

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
$ 2,840 3.941%, 7/01/29 (4) 7/22 at 100.00 D $ 2,825,800
17,685 3.957%, 7/01/29 (4) 7/22 at 100.00 D 17,662,894
53,345 3.957%, 7/01/42 (4) 7/22 at 100.00 D 53,278,319
2 3.957%, 7/01/42 (4) 7/22 at 100.00 D 1,862
13,080 3.961%, 7/01/42 (4) 7/22 at 100.00 D 13,063,650
3 3.961%, 7/01/42 (4) 7/22 at 100.00 D 2,794
5,845 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/22 (4)
No Opt. Call N/R 5,757,325
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
7,260 3.957%, 7/01/22 (4) 6/20 at 100.00 N/R 7,087,575
5,165 3.957%, 7/01/22 (4) 1/22 at 100.00 D 5,158,544
2,040 3.957%, 7/01/22 (4) 6/21 at 100.00 N/R 1,991,550
250 3.957%, 7/01/23 (4) 1/22 at 100.00 D 249,687
895 3.957%, 7/01/25 (4) 1/22 at 100.00 D 893,881
10 3.957%, 7/01/26 (4) 1/22 at 100.00 D 9,987
2,290 3.957%, 7/01/27 (4) 1/22 at 100.00 D 2,287,138
21,190 3.957%, 7/01/32 (4) 1/22 at 100.00 D 21,163,513
43,185 3.957%, 7/01/37 (4) 1/22 at 100.00 D 43,131,019
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007VV:
1,465 3.999%, 7/01/22 (4) No Opt. Call N/R 1,443,025
1,065 3.957%, 7/01/24 (4) 1/22 at 100.00 D 1,063,669
2,000 5.250%, 7/01/34 - NPFG Insured No Opt. Call D 2,141,640
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
11,270 3.978%, 7/01/22 (4) 6/21 at 100.00 N/R 11,058,687
15 3.978%, 7/01/22 (4) 1/22 at 100.00 D 15,038
3,420 3.978%, 7/01/23 (4) 1/22 at 100.00 D 3,428,550
525 3.978%, 7/01/25 (4) 1/22 at 100.00 D 492,188
2,800 3.978%, 7/01/26 (4) 1/22 at 100.00 D 2,807,000
630 3.998%, 7/01/27 (4) 1/22 at 100.00 D 631,575
8,868 3.978%, 7/01/28 (4) 1/22 at 100.00 D 8,890,170
2,735 3.978%, 7/01/29 (4) 1/22 at 100.00 D 2,741,837
5,770 3.978%, 7/01/30 (4) 1/22 at 100.00 D 5,784,425
4,478 3.978%, 7/01/31 (4) 1/22 at 100.00 D 4,489,195
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
280 3.957%, 7/01/22 (4) 6/21 at 100.00 N/R 273,350
185 3.957%, 7/01/22 (4) 1/22 at 100.00 D 184,769
1,510 3.895%, 7/01/23 (4) 1/22 at 100.00 D 1,502,450
3,225 3.957%, 7/01/24 (4) 1/22 at 100.00 D 3,220,969
2,000 3.926%, 7/01/25 (4) 1/22 at 100.00 D 1,990,000
890 3.957%, 7/01/25 (4) 1/22 at 100.00 D 888,887
30 3.937%, 7/01/26 (4) 1/22 at 100.00 D 29,850
200 3.978%, 7/01/26 (4) 1/22 at 100.00 D 200,500
3,000 3.978%, 7/01/26 (4) 1/22 at 100.00 D 2,812,500
365 3.957%, 7/01/27 (4) 1/22 at 100.00 D 364,544
18,345 3.978%, 7/01/27 (4) 1/22 at 100.00 D 18,390,863
2,195 3.957%, 7/01/28 (4) 1/22 at 100.00 D 2,192,256
6,200 3.978%, 7/01/28 (4) 1/22 at 100.00 D 6,215,500
1 3.990%, 7/01/28 (4) 1/22 at 100.00 D 926

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
$ 1,960 3.926%, 7/01/25 (4) 1/22 at 100.00 D $ 1,950,200
215 3.937%, 7/01/26 (4) 1/22 at 100.00 D 213,925
3,060 3.978%, 7/01/26 (4) 1/22 at 100.00 D 3,067,650
405 3.947%, 7/01/27 (4) 1/22 at 100.00 D 402,975
370 3.978%, 7/01/27 (4) 1/22 at 100.00 D 370,925
6,410 3.978%, 7/01/35 (4) 1/22 at 100.00 D 6,426,025
5,525 4.019%, 7/01/36 (4) 1/22 at 100.00 D 5,580,250
70,225 5.250%, 7/01/40 (4) 1/22 at 100.00 D 70,400,563
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
60 3.895%, 7/01/22 (4) No Opt. Call N/R 57,900
135 3.957%, 7/01/22 (4) No Opt. Call N/R 131,794
125 3.957%, 7/01/22 (4) No Opt. Call N/R 122,031
475 3.957%, 7/01/22 (4) No Opt. Call N/R 463,719
590 3.978%, 7/01/22 (4) No Opt. Call N/R 578,937
5,420 3.978%, 7/01/22 (4) 1/22 at 100.00 D 5,433,550
1,150 3.978%, 7/01/22 (4) No Opt. Call N/R 1,128,437
5,690 3.978%, 7/01/22 (4) 6/21 at 100.00 N/R 5,583,313
1,620 3.978%, 7/01/23 (4) 1/22 at 100.00 D 1,624,050
205 3.957%, 7/01/24 (4) 1/22 at 100.00 D 204,744
10,510 3.978%, 7/01/24 (4) 1/22 at 100.00 D 10,536,275
21,180 3.978%, 7/01/25 (4) 1/22 at 100.00 D 21,232,950
250 3.957%, 7/01/26 (4) 1/22 at 100.00 D 249,688
25,760 3.978%, 7/01/26 (4) 1/22 at 100.00 D 25,824,400
255 3.957%, 7/01/28 (4) 1/22 at 100.00 D 254,681
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
235 4.143%, 7/01/30 (4) 7/23 at 100.00 D 242,344
9,220 4.123%, 7/01/33 (4) 7/23 at 100.00 D 9,485,075
16,915 4.102%, 7/01/36 (4) 7/23 at 100.00 D 17,359,019
1,733 4.102%, 7/01/36 (4) 7/23 at 100.00 D 1,668,012
5,760 4.123%, 7/01/40 (4) 7/23 at 100.00 D 5,925,600
19,715 4.123%, 7/01/43 (4) 7/23 at 100.00 D 20,281,806
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016D-4-RSA-1, 4.164%, 7/01/22 (4)
No Opt. Call N/R 1,025,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
2,915 3.988%, 7/01/22 (4) 1/22 at 100.00 D 2,925,931
105 3.999%, 7/01/22 (4) 6/20 at 100.00 N/R 103,425
2,895 3.999%, 7/01/22 (4) 6/21 at 100.00 N/R 2,851,575
4,245 3.988%, 7/01/23 (4) 1/22 at 100.00 D 4,260,919
550 3.988%, 7/01/24 (4) 1/22 at 100.00 D 552,062
1,865 3.978%, 7/01/25 (4) 1/22 at 100.00 D 1,869,663
3,715 3.957%, 7/01/28 (4) 1/22 at 100.00 D 3,710,356
13,590 3.978%, 7/01/33 (4) 1/22 at 100.00 D 13,623,975
30,910 3.999%, 7/01/38 (4) 1/22 at 100.00 D 31,103,188
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Taxable Build America Bond Series 2010EE:
5,400 4.036%, 7/01/30 (4) 1/22 at 100.00 D 5,325,750
75,225 4.044%, 7/01/32 (4) 1/22 at 100.00 D 74,190,656
34,705 4.061%, 7/01/40 (4) 1/22 at 100.00 D 34,271,188
14,585 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 3.990%, 7/01/28 (4)
1/22 at 100.00 D 14,311,531
19,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 19,343,710

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 1,210 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 2.310%, 7/01/39 - FGIC Insured (4)
No Opt. Call N/R $ 1,122,275
33,000 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities
Revenue Bonds, Series 2012U, 1.630%, 7/01/42 (4)
7/22 at 100.00 N/R 33,783,750
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
704,143 0.000%, 7/01/46 7/28 at 41.38 N/R 240,162,084
558,218 0.000%, 7/01/51 7/28 at 30.01 N/R 137,466,765
22,560 4.750%, 7/01/53 7/28 at 100.00 N/R 25,832,779
17,377 5.000%, 7/01/58 7/28 at 100.00 N/R 20,158,189
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series
2018B-1:
11,648 0.010%, 7/01/46 7/28 at 41.38 N/R 3,972,784
50,220 0.000%, 7/01/51 7/28 at 30.01 N/R 12,367,177
13,165 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 15,101,703
5,000 Puerto Rico, General Obligation Bonds, Public Improvement Series 2001,
2.140%, 7/01/31 (4)
1/22 at 100.00 N/R 4,956,250
Puerto Rico, General Obligation Bonds, Public
Improvement Series 2006A:
8,450 2.140%, 7/01/23 (4) 1/22 at 100.00 N/R 8,418,312
16,175 2.140%, 7/01/24 (4) 1/22 at 100.00 N/R 16,114,344
5,000 2.140%, 7/01/25 (4) 1/22 at 100.00 N/R 4,975,000
5,620 2.140%, 7/01/26 (4) 1/22 at 100.00 N/R 5,598,925
4,255 Puerto Rico, General Obligation Bonds, Public improvement Series
2007A, 2.140%, 7/01/33 (4)
1/22 at 100.00 N/R 4,239,044
Puerto Rico, General Obligation Bonds, Refunding Public
Improvement Series 2008A:
4,510 2.140%, 7/01/26 (4) 1/22 at 100.00 N/R 4,425,437
27,740 2.140%, 7/01/32 (4) 1/22 at 100.00 N/R 27,427,925
2 2.140%, 7/01/32 (4) 1/22 at 100.00 D 1,930
11,345 Puerto Rico, General Obligation Bonds, Refunding Public Improvement
Series 2009B, 2.140%, 7/01/39 (4)
1/22 at 100.00 N/R 11,415,906
Puerto Rico, General Obligation Bonds, Refunding Public
Improvement Series 2011A:
3,600 2.140%, 7/01/28 (4) 1/22 at 100.00 N/R 3,582,000
1,615 2.140%, 7/01/33 (4) 1/22 at 100.00 N/R 1,608,944
10,530 2.140%, 7/01/40 (4) 1/22 at 100.00 N/R 10,095,637
1,505 Puerto Rico, General Obligation Bonds, Refunding Public Improvement
Series 2011C, 2.120%, 7/01/36 (4)
1/22 at 100.00 N/R 1,384,600
Puerto Rico, General Obligation Bonds, Refunding Public
Improvement Series 2012A:
32,960 2.160%, 7/01/39 (4) 7/22 at 100.00 N/R 31,106,000
8,940 2.260%, 7/01/41 (4) 7/22 at 100.00 N/R 8,057,175
Puerto Rico, General Obligation Bonds, Series 2005A:
8,765 2.140%, 7/01/23 (4) 1/22 at 100.00 N/R 8,743,087
3,485 2.140%, 7/01/29 (4) 1/22 at 100.00 N/R 3,463,219
3,980 2.140%, 7/01/34 (4) 1/22 at 100.00 N/R 3,950,150
5,760 Puerto Rico, General Obligation Bonds, Series 2006B, 2.140%, 7/01/32
(4)
1/22 at 100.00 N/R 5,738,400
Puerto Rico, General Obligation Bonds, Series 2014A:
441,325 1.990%, 7/01/35 (4) 1/22 at 100.00 N/R 392,779,250
2 1.990%, 7/01/35 (4) 1/22 at 100.00 D 1,757

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
University of Puerto Rico, University System Revenue
Bonds, Refunding Series 2006P:
$ 1,930 5.000%, 6/01/22 1/22 at 100.00 CC $ 1,925,175
830 5.000%, 6/01/23 1/22 at 100.00 CC 825,850
6,960 5.000%, 6/01/24 1/22 at 100.00 CC 6,907,800
7,050 5.000%, 6/01/25 1/22 at 100.00 CC 6,979,500
2,105 5.000%, 6/01/26 1/22 at 100.00 CC 2,078,687
8,875 5.000%, 6/01/30 1/22 at 100.00 CC 8,719,688
University of Puerto Rico, University System Revenue
Bonds, Series 2006Q:
4,695 5.000%, 6/01/22 1/22 at 100.00 CC 4,683,262
75 5.000%, 6/01/23 1/22 at 100.00 CC 74,625
3,075 5.000%, 6/01/24 1/22 at 100.00 CC 3,051,938
1,355 5.000%, 6/01/25 1/22 at 100.00 CC 1,341,450
3,345 5.000%, 6/01/26 1/22 at 100.00 CC 3,303,187
7,203 5.000%, 6/01/30 1/22 at 100.00 CC 7,076,948
4,882 5.000%, 6/01/36 1/22 at 100.00 CC 4,796,565
3,279,847 Total Puerto Rico 2,254,571,762
Rhode Island - 0.2%
249,290 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.010%, 6/01/52
1/22 at 16.61 CCC- 42,065,195
South Carolina - 1.4%
Greenville Hospital System Board of Trustees, South
Carolina, Hospital Revenue Bonds, Tender Option Bond
Trust 2015-XF-0145:
510 21.361%, 5/30/22, 144A, (IF) (5) No Opt. Call A3 755,958
1,000 21.524%, 5/30/22, 144A, (IF) (5) No Opt. Call A3 1,470,260
500 21.524%, 5/30/22, 144A, (IF) (5) No Opt. Call A3 741,215
Hardeeville, South Carolina, Special Assessment Revenue
Bonds, East Argent Improvement District, Series 2021:
1,000 3.875%, 5/01/41, 144A 5/29 at 100.00 N/R 1,005,660
1,000 4.000%, 5/01/52, 144A 5/29 at 100.00 N/R 1,000,580
2,735 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A
1/22 at 110.00 N/R 2,300,655
Lancaster County, South Carolina, Special Assessment
Bonds, Edgewater II Improvement District, Capital
Appreciation Series 2007-A&B:
33,580 0.010%, 11/01/39 5/22 at 26.43 N/R 8,656,252
10,540 0.010%, 11/01/39 5/22 at 26.43 N/R 2,717,001
10,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-086, 5.000%,
8/15/36, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R (6) 11,906,700
8,340 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-087, 5.000%,
8/15/41, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R (6) 9,930,188
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head
Christian Academy, Series 2020:
2,160 5.000%, 1/01/40, 144A 1/30 at 100.00 N/R 2,354,292
5,000 5.000%, 1/01/55, 144A 1/30 at 100.00 N/R 5,353,200
1,955 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School
Project, Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 N/R 2,292,961
4,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 5.250%, 8/15/46, 144A
2/25 at 100.00 BB+ 4,326,200

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York Preparatory
Academy Project, Series 2014A:
$ 1,370 7.000%, 11/01/33, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R (6) $ 1,615,066
11,515 7.250%, 11/01/45, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R (6) 13,655,293
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.750%, 10/01/45
10/27 at 103.00 N/R 1,068,560
5,870 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.750%, 6/15/49, 144A
12/26 at 100.00 Ba1 6,708,412
7,775 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 N/R 7,946,050
South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy
Project, Series 2021A:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 1,035,790
905 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 931,607
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue Bonds, Lutheran Homes of South
Carolina Inc., Series 2013:
750 5.000%, 5/01/43 5/23 at 100.00 N/R 758,670
1,255 5.125%, 5/01/48 5/23 at 100.00 N/R 1,270,047
33,800 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%,
12/01/44, (UB) (5)
6/30 at 100.00 A+ 39,176,228
19,495 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series
2018, 4.000%, 11/01/48, (UB) (5)
5/28 at 100.00 AA- 22,131,504
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A:
9,985 5.000%, 5/01/43, (UB) (5) 5/28 at 100.00 A3 11,977,307
8,560 5.000%, 5/01/48, (UB) (5) 5/28 at 100.00 A3 10,222,694
1,000 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
1/22 at 100.00 N/R 1,034,580
6,780 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/46, (UB) (5)
12/26 at 100.00 A- 8,040,402
1,700 South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43, (Pre-
refunded 6/01/22), (UB) (5)
6/22 at 100.00 A- (6) 1,733,694
6,565 South Carolina Public Service Authority, Revenue Obligation Bonds,
Improvement Series 2021B, 4.000%, 12/01/51, (UB) (5)
12/31 at 100.00 A- 7,727,136
28,660 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50, (UB) (5)
6/25 at 100.00 A- 32,628,837
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46, (UB) (5)
12/24 at 100.00 A- 11,223,700
7,770 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56, (UB) (5)
12/26 at 100.00 A- 9,161,218
2,185 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48, (UB) (5)
12/23 at 100.00 A- 2,366,136

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2014A:
$ 2,575 5.000%, 12/01/49, (UB) (5) 6/24 at 100.00 A- $ 2,836,620
68,695 5.500%, 12/01/54, (UB) (5) 6/24 at 100.00 A- 76,485,700
4,970 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55, (UB) (5)
12/25 at 100.00 A- 5,796,412
17,625 South Carolina State Ports Authority, Revenue Bonds, Series 2019B8,
4.000%, 7/01/49, (AMT), (UB) (5)
7/29 at 100.00 A+ 19,993,095
7,700 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42
1/22 at 100.00 N/R 7,706,853
3,485 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41
1/22 at 100.00 N/R 3,488,102
355,310 Total South Carolina 363,530,835
South Dakota - 0.0%
1,550 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/61
8/31 at 100.00 BBB- 1,701,202
6,400 Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds,
Series 2014C, 6.000%, 3/01/32, 144A
3/24 at 100.00 N/R 5,884,689
7,950 Total South Dakota 7,585,891
Tennessee - 1.2%
2,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/47
1/25 at 102.00 N/R 1,642,380
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Capital
Appreciation Series 2016B:
1,905 0.000%, 12/01/24, 144A No Opt. Call N/R 1,693,983
815 0.000%, 12/01/25, 144A No Opt. Call N/R 692,269
845 0.000%, 12/01/26, 144A No Opt. Call N/R 684,551
16,665 0.000%, 12/01/31, 144A No Opt. Call N/R 10,112,989
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
6,650 5.000%, 12/01/35, 144A 12/26 at 100.00 N/R 6,865,593
7,220 5.125%, 12/01/42, 144A 12/26 at 100.00 N/R 7,429,236
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Catholic
Health Initiatives, Tender Option Bond 2015-XF1023:
2,545 18.941%, 1/01/40, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (6) 3,041,097
865 18.923%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (6) 1,033,450
2,500 18.950%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (6) 2,987,550
64,160 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40, (UB) (5)
7/28 at 100.00 A- 72,869,078
2,000 Johnson City Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Mountain States Health Alliance, Series
2012A, 5.000%, 8/15/42
8/22 at 100.00 A- 2,050,880
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
7,230 5.250%, 5/01/25, 144A (4) 11/24 at 100.00 N/R 3,398,100
59,375 6.000%, 5/01/34, 144A (4) 11/24 at 100.00 N/R 27,906,250
4,485 Memphis Health, Educational and Housing Facilities Board, Tennessee,
Multifamily Housing Revenue Bonds, Serenity Towers Apartments,
Series 2014A, 5.875%, 3/01/44
3/24 at 100.00 CCC 4,563,981

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A:
$ 4,405 5.500%, 7/01/37 7/27 at 100.00 N/R $ 4,210,343
5,150 5.625%, 1/01/46 7/27 at 100.00 N/R 4,849,961
13,790 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017A, 0.000%, 6/15/47, 144A (4)
6/27 at 100.00 N/R 8,274,000
1,235 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017B, 0.000%, 6/15/22, 144A (4)
No Opt. Call N/R 741,000
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Rocketship Education Project, Series
2017E:
3,975 5.250%, 6/01/47, 144A 6/26 at 100.00 N/R 4,336,447
3,250 5.375%, 6/01/52, 144A 6/26 at 100.00 N/R 3,555,142
16,615 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46, (UB) (5)
7/26 at 100.00 A3 19,471,949
19,965 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48, (UB) (5)
7/27 at 100.00 A3 23,911,482
1,000 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 N/R 1,038,130
3,250 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021B,
0.000%, 6/01/43, 144A
No Opt. Call N/R 1,264,087
5,030 Metropolitan Nashville Airport Authority/The, 4.000%, 7/01/54, (AMT),
(UB) (5)
7/30 at 100.00 A2 5,727,963
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
1,325 0.000%, 4/01/41 4/31 at 79.40 AA 829,861
1,375 0.010%, 4/01/42 4/31 at 77.25 AA 833,401
1,525 0.010%, 4/01/43 4/31 at 75.19 AA 895,312
1,525 0.000%, 4/01/44 4/31 at 73.15 AA 865,987
1,625 0.010%, 4/01/45 4/31 at 71.11 AA 892,970
1,500 0.000%, 4/01/46 4/31 at 69.30 AA 800,205
1,450 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding
Series 2013A, 5.375%, 9/01/41
9/23 at 100.00 N/R 1,451,146
The Health and Educational Facilities Board of the City
of Franklin, Tennessee, Revenue Bonds, Provision Cares
Proton Therapy Center, Nashville Project, Series 2017A:
18,170 7.375%, 6/01/37, 144A (4) 6/27 at 100.00 N/R 4,905,900
17,235 7.500%, 6/01/47, 144A (4) 6/27 at 100.00 N/R 4,653,450
46,300 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB 55,953,550
11,415 Wilson County Health and Educational Facilities Board, Tennessee,
Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A,
5.500%, 1/01/46
1/22 at 100.00 N/R 10,373,838
360,370 Total Tennessee 306,807,511

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 4.6%
$ 1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, First-Lien Series 2021A, 4.000%, 10/01/50
10/31 at 100.00 N/R $ 1,142,190
6,140 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R 6,773,034
4,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48,
144A
9/29 at 100.00 N/R 4,633,760
3,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.750%, 9/01/48, 144A
9/29 at 100.00 N/R 3,470,820
1,750 Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.250%, 9/15/51,
144A
9/31 at 100.00 N/R 1,752,712
Anna, Texas, Special Assessment Revenue Bonds, Sherley
Tract Public Improvement District 2 Major Improvement
Area Project, Series 2021:
200 4.500%, 9/15/31, 144A No Opt. Call N/R 200,212
525 5.000%, 9/15/51, 144A 9/31 at 100.00 N/R 525,761
4,235 Anson Education Facilities Corporation, Texas, Education Revenue Bonds,
Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45
8/26 at 100.00 BBB- 4,654,223
Argyle, Texas, Special Assessment Revenue Bonds,
Highlands of  Argyle Public Improvement District 1 Project,
Series 2017:
750 5.000%, 9/01/37 9/27 at 100.00 N/R 840,683
1,470 5.250%, 9/01/47 9/27 at 100.00 N/R 1,642,504
Argyle, Texas, Special Assessment Revenue Bonds,
Waterbrook of  Argyle Public Improvement District Project,
Series 2018:
2,100 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R 2,389,401
3,905 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R 4,409,253
1,500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R 1,577,985
9,520 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/56, (UB) (5)
8/31 at 100.00 Aaa 10,109,002
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2021A:
3,430 4.375%, 2/15/51 2/30 at 100.00 N/R 3,483,748
1,500 4.500%, 2/15/56 2/30 at 100.00 N/R 1,525,950
4,035 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Riverwalk Education Foundation, Series 2019, 3.000%,
8/15/54, (UB) (5)
8/29 at 100.00 AAA 4,228,438
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy,
Taxable Series 2017A:
1,000 5.000%, 8/15/38 8/27 at 100.00 N/R 1,106,950
1,800 5.000%, 8/15/48 8/27 at 100.00 N/R 1,963,278
900 5.000%, 8/15/53 8/27 at 100.00 N/R 979,227
6,060 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series
2015, 7.250%, 9/01/45
9/23 at 103.00 N/R 6,446,325

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement District
Phases 2 Project, Series 2018:
$ 1,000 5.750%, 9/01/33, 144A 9/23 at 103.00 N/R $ 1,077,790
3,775 6.125%, 9/01/45, 144A 9/23 at 103.00 N/R 4,076,585
5,125 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R 5,443,980
1,479 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 3A Project, Series
2021, 4.000%, 9/01/45, 144A
9/28 at 100.00 N/R 1,515,443
3,800 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 6.200%,
9/01/47, 144A
9/27 at 100.00 N/R 4,385,542
6,240 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District,
Series 2013, 6.000%, 11/01/28
11/23 at 100.00 N/R 6,468,259
1,260 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 BBB- 1,374,887
3,000 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R 3,061,920
1,120 Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021, 3.000%, 9/01/46
9/26 at 100.00 N/R 1,116,304
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phase 1
Project, Series 2018:
1,690 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R 1,919,401
4,230 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R 4,767,717
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phases
2-7 Major Improvement Project, Series 2018:
4,230 5.500%, 9/01/38, 144A 9/28 at 100.00 N/R 4,899,693
7,480 5.625%, 9/01/48, 144A 9/28 at 100.00 N/R 8,598,335
5,910 Celina, Texas, Special Assessment Revenue Bonds, Columns Public
Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A
9/28 at 100.00 N/R 6,771,855
Celina, Texas, Special Assessment Revenue Bonds, Creeks
of Legacy Public Improvement District Phase 1 Project,
Series 2014:
1,445 6.625%, 9/01/32 9/22 at 103.00 N/R 1,506,817
3,385 7.000%, 9/01/40 9/22 at 103.00 N/R 3,527,644
3,735 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1B Project, Series 2018, 5.250%,
9/01/44, 144A
9/28 at 100.00 N/R 4,245,873
Celina, Texas, Special Assessment Revenue Bonds, Creeks
of Legacy Public Improvement District Phase 2 & 3 Major
improvement Project, Series 2014:
2,025 7.250%, 9/01/32 9/22 at 103.00 N/R 2,101,423
3,500 7.625%, 9/01/40 9/22 at 103.00 N/R 3,638,110
5,000 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.625%,
9/01/48, 144A
9/28 at 100.00 N/R 5,708,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 1
Project, Series 2021:
$ 500 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R $ 507,500
800 4.500%, 9/01/50, 144A 9/31 at 100.00 N/R 809,968
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 2-3
Major Improvement Project, Series 2021:
350 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 355,271
640 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R 647,597
1,000 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46
9/26 at 100.00 N/R 1,097,450
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series
2018:
325 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R 375,073
415 5.500%, 9/01/46, 144A 9/28 at 100.00 N/R 475,291
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018:
1,120 5.625%, 9/01/38 9/28 at 100.00 N/R 1,303,534
1,700 5.750%, 9/01/47 9/28 at 100.00 N/R 1,955,459
Celina, Texas, Special Assessment Revenue Bonds, Lakes
at Mustang Ranch Public Improvement District Phase 2-9
Major improvement Project, Series 2015:
1,750 6.000%, 9/01/30 9/22 at 103.00 N/R 1,821,312
4,950 6.250%, 9/01/40 9/22 at 103.00 N/R 5,151,366
3,115 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46
9/27 at 100.00 N/R 3,342,644
1,245 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/46
9/27 at 100.00 N/R 1,320,098
5,665 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 7.250%, 9/01/45
3/23 at 103.00 N/R 5,932,445
4,500 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project,
Series 2022, 4.000%, 9/01/51, 144A (WI/DD, Settling 1/12/22)
9/31 at 100.00 N/R 4,604,715
10,035 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
3/23 at 103.00 N/R 10,495,105
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Initial
Major Improvement Project, Series 2021:
1,000 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R 1,004,670
1,380 4.500%, 9/01/51, 144A 9/31 at 100.00 N/R 1,386,362
1,500 Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Phase 1 Project, Series 2021,
4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 1,539,885
Celina, Texas, Special Assessment Revenue Bonds,
Wells North Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2016:
700 5.000%, 9/01/36, 144A 9/22 at 103.00 N/R 730,380
1,650 5.250%, 9/01/46, 144A 9/22 at 103.00 N/R 1,720,983
520 Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 3-4 Project,
Series 2020, 4.000%, 9/01/50, 144A
9/30 at 100.00 N/R 542,043

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,475 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 6.250%, 9/01/45
9/24 at 100.00 N/R $ 1,544,148
1,000 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 4 Project,
Series 2021, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 1,040,640
7,350 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2021B, 4.000%, 1/01/51, (UB) (5)
1/31 at 100.00 Baa1 8,515,196
City of Shenandoah, Montgomery County, Texas,
Special Assessment Revenue Bonds, Metropark Public
Improvement District, Series 2018:
1,835 5.600%, 9/01/38 9/28 at 100.00 N/R 2,100,671
2,940 5.700%, 9/01/47 9/28 at 100.00 N/R 3,332,373
9,865 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, International Leadership of Texas, Series 2021, 3.000%, 8/15/51,
(UB) (5)
8/31 at 100.00 Aaa 10,449,107
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016:
1,445 6.250%, 9/01/35 9/23 at 103.00 N/R 1,565,195
3,395 6.500%, 9/01/46 9/23 at 103.00 N/R 3,675,020
1,200 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R 1,309,380
1,210 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 BBB- 1,338,720
1,000 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 BB- 1,101,380
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area 1 Project, Series
2021:
205 4.000%, 9/15/31, 144A No Opt. Call N/R 211,496
1,100 4.250%, 9/15/41, 144A 9/31 at 100.00 N/R 1,138,874
1,000 4.500%, 9/15/51, 144A 9/31 at 100.00 N/R 1,038,990
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area Project, Series
2021:
750 5.000%, 9/15/41, 144A 9/31 at 100.00 N/R 785,760
1,000 5.250%, 9/15/51, 144A 9/31 at 100.00 N/R 1,051,200
6,050 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 6.500%, 8/15/43, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R (6) 6,626,565
Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2013A:
770 6.625%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R (6) 842,149
7,010 6.375%, 9/01/42, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R (6) 7,691,232
9,175 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BBB- 10,083,141
1,000 Edinburg Economic Development Corporation, Texas, Sales Tax Revenue
Bonds, Series 2021A, 3.375%, 8/15/46
8/28 at 100.00 N/R 989,240
1,500 Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory Ridge
Public Improvement District Improvement Area 1, Series 2021, 4.000%,
9/01/51, 144A
9/31 at 100.00 N/R 1,502,310

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,000 Fate, Rockwell County, Texas, Special Assessment Revenue Bonds,
Monterra Public Improvement District 1 Improvement Area 1, Series
2021, 4.000%, 8/15/51, 144A
8/31 at 100.00 N/R $ 2,038,360
1,740 Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021, 4.000%,
9/01/43, 144A
9/31 at 100.00 N/R 1,777,723
Fort Bend County, Texas, Toll Road Revenue Bonds, Senior
Lien Series 2021:
3,305 3.000%, 3/01/46 - BAM Insured, (UB) (5) 3/31 at 100.00 A2 3,560,477
5,530 3.000%, 3/01/51, (UB) (5) 3/31 at 100.00 A2 5,900,012
Fort Bend Grand Parkway Toll Road Authority:
6,995 3.000%, 3/01/46, (UB) (5) 3/31 at 100.00 Aa1 7,596,570
6,690 3.000%, 3/01/51, (UB) (5) 3/31 at 100.00 Aa1 7,230,017
15,000 Godley Independent School District, Texas, General Obligation Bonds,
School Building Series 2021, 3.000%, 2/15/51, (UB) (5)
2/31 at 100.00 Aaa 16,257,450
28,985 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 3.000%, 10/01/50, (UB) (5)
4/30 at 100.00 A2 30,616,856
2,530 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
1/22 at 100.00 B3 2,533,593
2,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc.
Project, Series 2013B, 7.000%, 1/01/43, (Pre-refunded 1/01/23)
1/23 at 100.00 BBB- (6) 2,663,600
30,310 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A,
3.000%, 10/01/51, (UB) (5)
10/31 at 100.00 AA 32,426,244
600 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.010%, 11/15/53 -
AGM Insured
11/31 at 33.96 A2 150,870
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
1,400 0.000%, 11/15/23 - NPFG Insured, (ETM) No Opt. Call Baa2 (6) 1,385,328
475 0.000%, 11/15/23 - NPFG Insured No Opt. Call BB+ 459,235
13,760 0.000%, 11/15/25 - NPFG Insured No Opt. Call BB+ 12,657,824
2,270 0.000%, 11/15/25 - NPFG Insured, (ETM) No Opt. Call Baa2 (6) 2,202,127
520 0.000%, 11/15/26, (ETM) No Opt. Call Baa2 (6) 496,922
4,400 0.000%, 11/15/26 No Opt. Call BB+ 3,930,740
4,645 0.000%, 11/15/27 No Opt. Call BB+ 4,013,140
355 0.000%, 11/15/27, (ETM) No Opt. Call Baa2 (6) 332,078
11,595 0.000%, 11/15/28 - NPFG Insured No Opt. Call BB+ 9,668,491
480 0.000%, 11/15/28 - NPFG Insured, (ETM) No Opt. Call Baa2 (6) 440,760
125 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call Baa2 (6) 112,501
10,400 0.000%, 11/15/29 - NPFG Insured No Opt. Call BB+ 8,341,320
12,645 0.000%, 11/15/30 - NPFG Insured No Opt. Call BB+ 9,753,215
2,070 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call Baa2 (6) 1,829,383
5,000 0.010%, 11/15/31 - NPFG Insured No Opt. Call BB+ 3,710,150
1,910 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 BB+ 1,329,226
2,075 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 BB+ 1,274,465
35 0.000%, 11/15/35 11/31 at 78.18 BB+ 20,192
4,160 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 BB+ 2,256,426
1,525 0.010%, 11/15/37 - NPFG Insured 11/31 at 69.08 BB+ 775,127
1,930 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 BB+ 920,514
1,130 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 BB+ 505,008
10,045 0.010%, 11/15/40 - NPFG Insured 11/31 at 57.27 BB+ 4,207,449
17,665 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 BB+ 6,941,462
1,500 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2020A, 3.125%, 11/15/56 - AGM Insured
11/30 at 100.00 A2 1,582,710

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,840 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 BBB $ 730,075
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Third Lien Series 2004A-3:
100 0.010%, 11/15/31 - NPFG Insured 11/24 at 66.52 BB 61,602
605 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 BB 351,033
1,420 0.000%, 11/15/33 - NPFG Insured 11/24 at 59.10 BB 775,888
25 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 Baa2 (6) 13,665
190 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 BB 97,745
555 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 BB 268,770
6,465 0.000%, 11/15/38 - NPFG Insured 11/24 at 43.83 BB 2,608,498
3,535 0.000%, 11/15/38, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 43.83 Baa2 (6) 1,520,580
9,245 0.000%, 11/15/39 11/24 at 41.26 BB 3,508,663
8,430 0.000%, 11/15/39, (Pre-refunded 11/15/24) 11/24 at 41.26 Baa2 (6) 3,413,644
Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 A2 733,511
27,155 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 A2 13,085,180
8,805 0.000%, 11/15/40 - NPFG Insured 11/30 at 54.04 A2 3,732,880
1,025 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019,
4.125%, 9/01/39, 144A
9/29 at 100.00 N/R 1,115,046
1,500 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 2 Project, Series 2021,
4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 1,547,280
9,190 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R 9,526,446
6,805 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
1/22 at 100.00 N/R 6,815,956
1,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/48, (AMT), (UB) (5)
7/31 at 100.00 A1 1,161,530
8,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.625%, 7/15/38, (AMT)
1/22 at 100.00 B 8,044,960
Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines Inc. Terminal Improvement Project,
Refunding Series 2015B-1:
5,000 5.000%, 7/15/30, (AMT) 7/25 at 100.00 B 5,544,650
595 5.000%, 7/15/35, (AMT) 7/25 at 100.00 B 658,124
5,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021A, 4.000%, 7/01/41, (AMT)
7/29 at 100.00 B- 5,366,150
8,995 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 9,653,614
2,000 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Cottonwood Creek Public Improvement Area 1 Project Series 2021,
4.000%, 9/01/51, 144A
9/29 at 100.00 N/R 2,070,660
1,500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R 1,515,720
1,000 Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 1 Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R 1,013,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,090 Jefferson County Industrial Development Corporation, Texas, Hurricane
Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum
Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32, (Pre-
refunded 7/01/22)
7/22 at 100.00 N/R (6) $ 5,286,830
Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018:
1,315 5.000%, 9/01/38, 144A 9/28 at 100.00 N/R 1,465,883
1,175 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R 1,325,600
1,930 5.125%, 9/01/47, 144A 9/28 at 100.00 N/R 2,135,255
1,770 5.500%, 9/01/47, 144A 9/28 at 100.00 N/R 1,981,887
1,750 Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 2
Project, Series 2018, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 1,797,968
2,000 Kaufman County Fresh Water Supply District 1-D, Texas, General
Obligation Road Bonds, Series 2021, 3.000%, 9/01/51
9/26 at 100.00 N/R 1,957,720
1,280 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 1,314,035
2,500 Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Major Improvement
Area Project, Series 2020B, 4.875%, 9/01/50, 144A
9/30 at 100.00 N/R 2,640,800
1,200 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 3.000%, 9/01/47
9/31 at 100.00 BBB- 1,222,968
9,770 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2021, 3.000%,
2/15/56, (UB) (5)
2/31 at 100.00 AAA 10,538,215
1,015 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Area 1 Project, Series 2019, 4.250%, 9/15/39,
144A
9/29 at 100.00 N/R 1,103,041
1,270 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
5.000%, 9/15/49, 144A
9/29 at 100.00 N/R 1,403,820
2,730 Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs
Public Improvement District Project, Series 2018, 5.300%, 9/01/48,
144A
9/28 at 100.00 N/R 2,858,146
1,100 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Northern Improvement Area Major Improvement
Project, Series 2017, 5.375%, 9/01/47, 144A
9/26 at 100.00 N/R 1,142,779
3,850 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
5.000%, 9/01/47, 144A
9/26 at 100.00 N/R 4,014,126
6,000 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 N/R 5,067,480
Legato Community Authority, Commerce City, Colorado,
Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7,
Series 2021A-1:
1,355 5.000%, 12/01/41 6/26 at 103.00 N/R 1,473,657
1,030 5.000%, 12/01/46 6/26 at 103.00 N/R 1,114,749
1,025 5.000%, 12/01/51 6/26 at 103.00 N/R 1,106,621
2,269 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 N/R 2,277,010

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,500 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Improvement Areas
1 & 2 Project, Series 2022, 4.000%, 9/01/52, 144A (WI/DD, Settling
1/12/22)
9/32 at 100.00 N/R $ 2,596,600
1,000 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement
Area Project, Series 2022, 4.375%, 9/01/52, 144A (WI/DD, Settling
1/12/22)
9/32 at 100.00 N/R 1,001,640
Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017:
390 5.125%, 9/01/27, 144A No Opt. Call N/R 425,564
2,150 6.000%, 9/01/46, 144A 9/27 at 100.00 N/R 2,454,419
1,075 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A
9/26 at 100.00 N/R 1,186,155
1,000 Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022, 4.000%, 9/01/51,
144A (WI/DD, Settling 1/14/22)
9/32 at 100.00 N/R 1,002,540
Little Elm, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Phase I, Refunding &
Improvement Series 2018:
95 0.010%, 9/01/22, 144A No Opt. Call N/R 93,647
6,540 5.250%, 9/01/44, 144A 9/28 at 100.00 N/R 7,392,358
5,175 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%,
9/01/47, 144A
9/27 at 100.00 N/R 5,881,957
Little Elm,Texas, Special Assessment Revenue Bonds,
Hillstone Pointe Public Improvement District 2 Phase 2-3
Project, Series 2018:
725 5.750%, 9/01/38, 144A 9/28 at 100.00 N/R 839,746
1,350 5.875%, 9/01/47, 144A 9/28 at 100.00 N/R 1,551,312
1,500 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47,
144A
9/27 at 100.00 N/R 1,649,250
Little Elm,Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area 2
Project, Refunding & Improvement Series 2018:
70 0.010%, 9/01/22, 144A No Opt. Call N/R 68,945
70 0.010%, 9/01/23, 144A No Opt. Call N/R 67,507
12,095 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R 13,852,766
Little Elm,Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Major Improvement
Area Project, Refunding Series 2018:
125 0.010%, 9/01/22, 144A No Opt. Call N/R 123,080
125 0.010%, 9/01/23, 144A No Opt. Call N/R 120,071
125 0.010%, 9/01/24, 144A No Opt. Call N/R 116,968
125 0.010%, 9/01/25, 144A No Opt. Call N/R 113,891
6,300 6.750%, 9/01/48, 144A 9/28 at 100.00 N/R 7,399,539
Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area
Project, Series 2020:
600 4.500%, 9/15/40, 144A 9/30 at 100.00 N/R 662,616
600 4.625%, 9/15/49, 144A 9/30 at 100.00 N/R 659,178
1,755 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.750%, 9/01/49, 144A
9/29 at 100.00 N/R 1,944,786

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,670 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Neighborhood Improvement
Area 1 Project, Series 2019, 5.250%, 9/01/49, 144A
9/29 at 100.00 N/R $ 1,845,851
2,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.375%, 9/01/51, 144A
9/31 at 100.00 N/R 2,003,020
1,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021, 5.125%, 9/01/51, 144A
9/31 at 100.00 N/R 1,001,440
1,000 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 3 Project,
Series 2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R 1,016,050
Medina County, Texas, Special Assessment Revenue
Bonds, Woodlands Public Improvement District Major
Improvement Areas 1, Series 2021:
785 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 796,822
1,160 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R 1,174,639
1,250 Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Neighborhood Improvement Areas 1,
Series 2021, 4.750%, 9/01/50, 144A
9/31 at 100.00 N/R 1,268,312
Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 1 Project,
Series 2018:
850 5.250%, 9/01/38, 144A 9/28 at 100.00 N/R 973,998
1,595 5.375%, 9/01/48, 144A 9/28 at 100.00 N/R 1,813,770
1,510 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project, Series
2018, 5.625%, 9/01/48, 144A
9/28 at 100.00 N/R 1,705,726
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
1,000 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R 1,111,390
2,300 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R 2,555,323
1,750 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series
2021, 4.125%, 9/15/51, 144A
9/31 at 100.00 N/R 1,770,860
Midlothian, Texas, Special Assessment Revenue Bonds,
Redden Farms Public Improvement District Major
Improvement Area Project, Series 2021:
420 4.500%, 9/15/41, 144A 9/31 at 100.00 N/R 427,245
750 4.750%, 9/15/51, 144A 9/31 at 100.00 N/R 763,372
17,127 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (4),(8)
1/26 at 102.00 N/R 439,600
New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series
2021:
1,000 4.500%, 9/01/41, 144A 9/31 at 100.00 N/R 1,005,390
1,000 4.750%, 9/01/51, 144A 9/31 at 100.00 N/R 1,005,330
New Hope Cultural Education Facilities Finance
Corporation, Texas, Education Revenue Bonds, Beta
Academy, Series 2018A:
1,595 5.625%, 8/15/39, 144A 8/24 at 100.00 N/R 1,736,381
3,340 5.750%, 8/15/49, 144A 8/24 at 100.00 N/R 3,629,711

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 780 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R $ 777,122
5,050 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R 5,046,617
21,115 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 N/R 14,309,847
4,305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R 4,547,242
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Methodist Retirement Communites Senior Living Langford
Project, Series 2016:
670 5.375%, 11/15/36 11/26 at 100.00 N/R 720,123
1,000 5.500%, 11/15/46 11/26 at 100.00 N/R 1,069,750
2,000 5.500%, 11/15/52 11/26 at 100.00 N/R 2,133,120
62,770 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-
1, 5.500%, 1/01/57
1/28 at 103.00 N/R 64,017,240
7,260 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2014A, 5.000%, 4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (6) 7,993,187
1,490 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,
Series 2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R (6) 1,755,682
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,840 5.000%, 7/01/24 No Opt. Call CCC 1,582,400
13,600 5.000%, 7/01/35 7/25 at 100.00 CCC 11,696,000
115,200 5.000%, 7/01/47 7/25 at 100.00 CCC 99,072,000
9,965 New Hope Cultural Educational Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Children's Health Systems of Texas Project,
Series 2017A, 4.000%, 8/15/40, (UB) (5)
8/27 at 100.00 Aa3 11,303,200
Newark Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Austin Achieve Public Schools,
Inc., Series 2017A:
1,000 5.000%, 6/15/37, (Pre-refunded 6/15/22) 6/22 at 100.00 N/R (6) 1,021,160
1,250 5.000%, 6/15/42, (Pre-refunded 6/15/22) 6/22 at 100.00 N/R (6) 1,276,450
3,000 5.250%, 6/15/48, (Pre-refunded 6/15/22) 6/22 at 100.00 N/R (6) 3,066,840
Newark Higher Education Finance Corporation, Texas,
Education Revenue Bonds, TLC Academy, Series 2021A:
1,000 4.000%, 8/15/51 8/28 at 100.00 BB 1,062,020
1,000 4.000%, 8/15/56 8/28 at 100.00 BB 1,055,250
43,310 North Fort Bend Water Authority, Texas, Water System Revenue Bonds,
Refunding  Series 2019A, 4.000%, 12/15/58, (UB) (5)
12/29 at 100.00 A+ 50,267,752
1,000 North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021, 4.250%, 9/15/51, 144A
9/31 at 100.00 N/R 1,069,670

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 9,000 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
5.000%, 9/15/51, 144A
9/31 at 100.00 N/R $ 10,077,930
670 North Richland Hills, Texas, Special Assessment Revenue Bonds, City
Point Public Improvement District Zone A Project, Series 2019, 5.625%,
9/01/40, 144A
9/30 at 100.00 N/R 731,546
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B
Project, Series 2019:
1,130 5.250%, 9/01/40, 144A 9/30 at 100.00 N/R 1,232,502
1,500 5.375%, 9/01/50, 144A 9/30 at 100.00 N/R 1,628,370
North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier Series 2021B:
17,415 3.000%, 1/01/46, (UB) (5) 1/31 at 100.00 A 18,358,197
17,220 3.000%, 1/01/51, (UB) (5) 1/31 at 100.00 A 18,080,311
750 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Wildridge Public Imporvement District 1 Improvement Area 4 Project,
Series 2021, 4.000%, 9/01/51, 144A
9/29 at 100.00 N/R 775,478
4,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series
2021, 4.375%, 9/15/51, 144A
9/31 at 100.00 N/R 4,323,738
1,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek West Public Improvement District Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R 1,299,913
6,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 3.000%, 1/01/50, (AMT), 144A
7/23 at 103.00 N/R 5,855,220
Pottsboro Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Imagine International Academy
of North Texas, LLC, Series 2016A:
655 5.000%, 8/15/36 8/26 at 100.00 N/R 719,917
1,000 5.000%, 8/15/46 8/26 at 100.00 N/R 1,082,850
500 Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public
Improvement District Phase 2 & 3 Project, Series 2021, 4.000%,
9/01/51, 144A
9/29 at 100.00 N/R 514,950
6,235 Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public
Improvement District Major improvement Project, Series 2018, 6.500%,
9/01/48, 144A
9/28 at 100.00 N/R 7,075,478
2,080 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R 2,259,067
Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6
Major Improvement Project, Series 2019:
1,000 5.500%, 9/01/39, 144A 9/29 at 100.00 N/R 1,125,420
2,000 5.750%, 9/01/49, 144A 9/29 at 100.00 N/R 2,247,020
1,000 Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Public Improvement District Phase 3 & 4 Project, Series 2021, 4.000%,
9/01/51, 144A
9/30 at 100.00 N/R 1,045,400
3,605 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1 3,830,132
1,000 Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds, Red
Oak Public Improvement District 1 Improvement Area 1 Project, Series
2021, 4.000%, 9/15/51, 144A
9/30 at 100.00 N/R 1,027,040

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Red River Health Facilities Development Corporation,
Texas, First Mortgage Revenue Bonds, Eden Home Inc.,
Series 2012:
$ 6,280 4.293%, 12/15/32 (4) 1/22 at 100.00 N/R $ 3,925,000
5,525 7.250%, 12/15/42 (4) 1/22 at 100.00 N/R 3,453,125
14,375 4.293%, 12/15/47 (4) 1/22 at 100.00 N/R 8,984,375
3,300 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%,
11/15/44, (Pre-refunded 11/15/24)
11/24 at 100.00 N/R (6) 3,950,661
445 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 6.000%,
9/15/46
3/24 at 102.00 N/R 460,161
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019:
1,365 4.625%, 9/15/39, 144A 9/27 at 100.00 N/R 1,492,259
2,495 4.750%, 9/15/49, 144A 9/27 at 100.00 N/R 2,716,531
4,200 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 5.250%, 9/15/48, 144A
9/27 at 100.00 N/R 4,629,492
Royse CIty, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Major Improvement Area Project,
Series 2020:
400 4.875%, 9/15/40, 144A 9/30 at 100.00 N/R 425,064
700 5.125%, 9/15/50, 144A 9/30 at 100.00 N/R 742,910
2,235 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.625%,
9/15/50, 144A
9/30 at 100.00 N/R 2,347,644
1,250 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A, 5.000%,
10/01/51
10/31 at 100.00 N/R 1,341,600
San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos
Trace Public Improvement District Series 2019:
3,800 5.750%, 9/01/39, 144A 9/28 at 100.00 N/R 4,268,236
5,000 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R 5,584,100
2,200 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper Public Improvement District
Series 2020, 5.625%, 9/01/50
9/30 at 100.00 N/R 2,391,334
San Marcos, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper South
Public Improvement District, Series 2020:
1,500 4.250%, 9/01/42, 144A (WI/DD, Settling 1/19/22) 9/32 at 100.00 N/R 1,491,780
1,750 4.500%, 9/01/51, 144A (WI/DD, Settling 1/19/22) 9/32 at 100.00 N/R 1,754,305
100 Sanger Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, Texas Pellets Inc. Project, Refunding
Series 2012B, 8.000%, 7/01/38, (AMT) (4)
7/22 at 100.00 N/R 25,000
11,130 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020,
3.000%, 12/01/50, (UB) (5)
12/29 at 100.00 AA 11,684,051
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A:
240 6.625%, 11/15/37 5/27 at 100.00 N/R 274,356
5,875 6.750%, 11/15/47 5/27 at 100.00 N/R 6,674,940
5,865 6.750%, 11/15/52 5/27 at 100.00 N/R 6,648,388

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,075 Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home
Project, Series 2009A, 8.000%, 2/15/38 (4)
1/22 at 100.00 N/R $ 1,452,500
Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A:
1,000 6.375%, 2/15/48 (4) 2/27 at 100.00 N/R 700,000
1,000 6.375%, 2/15/52 (4) 2/27 at 100.00 N/R 700,000
5,465 Temple College District, Bell County, Texas, General Obligation Limited
Tax, Series 2021, 3.000%, 7/01/46, (UB) (5)
7/31 at 100.00 AA- 5,921,054
100 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Series 2006A, 5.250%, 12/15/22
No Opt. Call A- 104,670
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, NTE Mobility
Partners Segments 3 LLC Segments 3A & 3B Facility, Series
2013:
6,665 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa3 7,378,288
3,660 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa3 4,034,674
12,292 Texas State Affordable Housing Corporation Multifamily Housing
Revenue Bonds, Peoples El Shaddai Village and St. James Manor
Apartments Project, Series 2016, 4.850%, 12/01/56, 144A
1/34 at 100.00 N/R 13,533,968
3,470 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series
2018, 5.625%, 9/01/47
9/28 at 100.00 N/R 3,951,601
1,150 Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Patriot Estates Public Improvement District, Series 2021, 4.000%,
9/15/51, 144A
9/29 at 100.00 N/R 1,186,099
4,000 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 5.000%, 9/01/47
9/27 at 100.00 N/R 4,361,920
Westlake, Texas, Special Assessment Revenue Bonds,
Solana Public Improvement District, Series 2015:
3,025 6.125%, 9/01/35 9/25 at 100.00 N/R 3,125,006
2,755 6.250%, 9/01/40 9/25 at 100.00 N/R 2,846,301
7,045 6.375%, 9/01/45 9/25 at 100.00 N/R 7,286,432
1,225,457 Total Texas 1,164,405,338
Utah - 0.5%
Black Desert Public Infrastructure District, Limited Tax
General Obligation Bonds, Series 2021A:
2,000 3.750%, 3/01/41, 144A 9/26 at 103.00 N/R 2,043,180
13,530 4.000%, 3/01/51, 144A 9/26 at 103.00 N/R 13,843,761
3,500 Black Desert Public Infrastructure District, Limited Tax General Obligation
Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R 3,517,045
11,315 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A (4)
12/27 at 100.00 N/R 9,375,835
500 Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds,
Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23,
(AMT)
No Opt. Call N/R 515,975
10,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 N/R 10,133,000
Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A:
3,875 5.250%, 2/01/40, 144A 9/25 at 103.00 N/R 4,018,491
11,000 5.500%, 2/01/50, 144A 9/25 at 103.00 N/R 11,428,890

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 1,955 Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%,
8/15/50, 144A
9/25 at 103.00 N/R $ 1,972,282
600 Red Bridge Public Infrastructure District 1, Limited Tax General Obligation
Bonds, Subordinate Series 2021B, 7.375%, 8/15/51, 144A
2/26 at 103.00 N/R 605,556
600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R 625,902
1,075 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 N/R 1,079,666
424 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 3/15/51, 144A
9/26 at 103.00 N/R 425,582
2,000 Utah Charter School Finance Authority Charter School Revenue Bonds,
Vista at Entrada School of Performing Arts and Technology) Series
2012, 6.550%, 7/15/42, (Pre-refunded 7/15/22)
7/22 at 100.00 N/R (6) 2,065,780
1,320 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.250%, 6/15/51
6/28 at 103.00 N/R 1,353,040
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project,
Series 2019A:
1,705 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R 1,890,487
1,670 5.000%, 6/15/50, 144A 6/27 at 102.00 N/R 1,829,602
830 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/49, 144A
12/29 at 100.00 N/R 928,529
5,200 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R 5,378,152
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51
10/31 at 100.00 Aa2 1,169,140
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Renaissance Academy Project, Refunding
Series 2020:
950 5.000%, 6/15/40, 144A 6/28 at 102.00 Ba2 1,094,466
2,000 5.000%, 6/15/55, 144A 6/28 at 102.00 Ba2 2,255,800
8,380 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 N/R 8,405,810
250 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Taxable Series 2021B, 5.750%, 6/15/24,
144A
No Opt. Call N/R 249,875
5,430 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A
7/27 at 100.00 BB 6,086,487
3,180 Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner
Academy Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 100.00 N/R 3,435,863
5,795 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc,
Series 2020A, 3.000%, 5/15/50, (UB) (5)
5/30 at 100.00 AA+ 6,180,425
11,315 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2016B, 4.000%, 5/15/47, (UB) (5)
5/24 at 100.00 AA+ 12,190,894
6,450 Utah State Board of Regents, Revenue Bonds, Dixie University, Series
2019, 3.000%, 6/01/49, (UB) (5)
6/29 at 100.00 AA 6,771,275
117,849 Total Utah 120,870,790

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands - 1.1%
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2012A:
$ 200 4.000%, 10/01/22 No Opt. Call N/R $ 199,964
7,215 5.000%, 10/01/32 10/22 at 100.00 N/R 7,215,144
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2014C:
16,050 5.000%, 10/01/24 No Opt. Call N/R 16,166,362
9,750 5.000%, 10/01/30 10/24 at 100.00 N/R 9,772,913
40,815 5.000%, 10/01/39 10/24 at 100.00 N/R 40,336,648
500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Series 2012C, 5.000%, 10/01/42
10/22 at 100.00 N/R 489,750
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Working Capital Series 2014A:
4,790 5.000%, 10/01/24 No Opt. Call N/R 4,824,775
1,200 5.000%, 10/01/29 10/24 at 100.00 N/R 1,203,504
Virgin Islands Public Finance Authority, Matching Fund
Loan Notes Revenue Bonds, Senior Lien Series 2009A-1:
5 5.000%, 10/01/24 1/22 at 100.00 Caa2 5,012
225 5.000%, 10/01/29 1/22 at 100.00 Caa2 225,545
525 5.000%, 10/01/39 1/22 at 100.00 Caa2 526,270
Virgin Islands Public Finance Authority, Matching Fund
Loan Notes Revenue Bonds, Senior Lien Series 2010A:
10,980 5.000%, 10/01/25 1/22 at 100.00 Caa2 11,006,572
16,600 5.000%, 10/01/29 1/22 at 100.00 Caa2 16,640,172
2,951 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%,
10/01/24
No Opt. Call Caa2 2,965,017
1,446 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Series 2009B, 5.000%, 10/01/25
1/22 at 100.00 Caa2 1,449,499
Virgin Islands Public Finance Authority, Matching Fund
Loan Notes Revenue Bonds, Series 2012A:
2,545 5.000%, 10/01/27 10/22 at 100.00 Caa2 2,545,102
17,870 5.000%, 10/01/32 10/22 at 100.00 Caa2 17,870,179
7,165 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39
1/22 at 100.00 Caa3 7,181,909
Virgin Islands Public Finance Authority, Matching Fund
Loan Notes Revenue Bonds, Subordinate Lien Series
2010B:
12,620 5.000%, 10/01/25 1/22 at 100.00 Caa3 12,499,100
22,830 5.250%, 10/01/29 1/22 at 100.00 Caa3 22,638,685
445 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22
1/22 at 100.00 Caa3 444,453
Virgin Islands Public Finance Authority, Matching Fund
Revenue Loan Note - Diageo Project, Series 2009A:
11,380 6.625%, 10/01/29 1/22 at 100.00 Caa3 11,473,543
36,185 6.750%, 10/01/37 1/22 at 100.00 Caa3 36,482,441
22,500 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R 22,259,925
23,192 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A
No Opt. Call N/R 23,270,147
Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2007A:
65 5.000%, 7/01/22 1/22 at 100.00 Caa3 64,973
20 5.000%, 7/01/25 1/22 at 100.00 Caa3 19,866

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands (continued)
$ 975 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2007B, 5.000%, 7/01/31
1/22 at 100.00 Caa3 $ 958,991
271,044 Total Virgin Islands 270,736,461
Virginia - 1.7%
2,340 Alexandria, Virginia, General Obligation Bonds, Capital Improvement
Series 2019A, 3.000%, 7/15/46, (UB) (5)
7/30 at 100.00 AAA 2,598,476
Arlington County Industrial Development Authority,
Virginia, Hospital Facility Revenue Bonds, Virginia Hospital
Center, Series 2020:
6,725 4.000%, 7/01/45, (UB) (5) 7/30 at 100.00 A+ 7,854,800
20,850 3.750%, 7/01/50, (UB) (5) 7/30 at 100.00 A+ 23,569,257
24,250 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 3.493%, 11/01/44 (4)
11/24 at 100.00 N/R 17,107,890
Celebrate Virginia North Community Development
Authority, Special Assessment Revenue Bonds, Series
2003B:
2,133 4.125%, 3/01/22 (4) No Opt. Call N/R 1,279,800
5,180 4.356%, 3/01/25 (4) 1/22 at 100.00 N/R 3,108,000
9,244 4.455%, 3/01/34 (4) 1/22 at 100.00 N/R 5,546,400
1,074 Celebrate Virginia South Community Development Authority, Special
Assessment Revenue Bonds, Celebrate Virginia South Project, Series
2006, 6.250%, 3/01/37 (4)
3/22 at 100.00 N/R 724,950
Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series
2015:
1,100 5.150%, 3/01/35, 144A 3/25 at 100.00 N/R 1,172,765
1,865 5.400%, 3/01/45, 144A 3/25 at 100.00 N/R 1,984,919
11,205 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43, (Pre-
refunded 3/01/23)
3/23 at 100.00 N/R (6) 12,053,891
6,675 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25), 144A
3/25 at 100.00 N/R (6) 7,693,271
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Revenue Bonds, Vinson Hall LLC,
Series 2013A:
5,600 5.000%, 12/01/42, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R (6) 6,092,744
5,265 5.000%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R (6) 5,728,267
28,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (5)
5/28 at 100.00 Aa2 31,881,360
10,190 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R 10,975,241
10,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 N/R 11,536,600
5,810 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 6,094,748
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
9,065 4.000%, 1/01/47, (UB) (5) 1/27 at 100.00 Baa1 10,075,929
5,000 5.000%, 1/01/47, (UB) (5) 1/27 at 100.00 Baa1 5,903,950

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 4,350 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021,
3.000%, 1/01/51, (UB) (5)
1/32 at 100.00 N/R $ 4,537,485
55,695 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48, (UB) (5)
11/28 at 100.00 AA 63,557,463
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
4.375%, 1/01/39
1/24 at 104.00 N/R 1,074,270
Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014:
5,000 5.000%, 1/01/46 1/25 at 100.00 N/R 5,324,850
5,250 5.375%, 1/01/46 1/25 at 100.00 N/R 5,647,268
3,260 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R 3,409,993
Roanoke Economic Development Authority, Virginia,
Hospital Revenue Bonds, Carilion Clinic Obligated Group,
Series 2020A:
40,000 3.000%, 7/01/45, (UB) (5) 7/30 at 100.00 AA- 42,745,600
10,750 4.000%, 7/01/51, (UB) (5) 7/30 at 100.00 AA- 12,549,765
2,400 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.000%,
7/01/45, 144A
7/25 at 100.00 Ba2 2,528,640
10,585 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A, 5.000%,
7/01/45, 144A
7/25 at 100.00 Ba2 11,152,356
18,045 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Public Higher Education Financing Program, Series 2021C,
3.000%, 9/01/51, (UB) (5)
9/31 at 100.00 AA+ 19,739,426
1,220 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Regent University Project, Series 2021, 4.000%, 6/01/46
6/31 at 100.00 BBB- 1,384,712
Virginia Small Business Finance Authority, Educational
Facilities Revenue Bonds, Provident Resource Group - Rixey
Student Housing Project, Series 2019A:
13,645 5.500%, 7/01/49, 144A 7/34 at 100.00 N/R 14,842,485
19,855 5.500%, 7/01/54, 144A 7/34 at 100.00 N/R 21,499,193
9,688 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019B, 6.525%, 7/01/52, 144A (cash 7.500%, PIK 7.500%)
No Opt. Call N/R 10,397,277
32,205 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%,
12/01/49, (UB) (5)
6/30 at 100.00 A+ 37,070,853
8,125 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 N/R 9,544,438
1,655 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/1/2038), 144A
7/23 at 100.00 B 1,727,108
1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R 1,296,520
415,299 Total Virginia 443,012,960

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington - 1.5%
$ 13,250 King County Housing Authority, Washington, Pooled Housing Revenue
Bonds, Refunidng Series 2020A, 3.000%, 6/01/40, (UB) (5)
6/30 at 100.00 AA $ 13,948,143
King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A:
1,000 5.000%, 12/01/30 12/25 at 100.00 N/R 1,068,490
5,795 5.000%, 12/01/38 12/25 at 100.00 N/R 6,144,786
King County Public Hospital District 4, Washington,
Hospital Revenue Bonds, Snoqualmie Valley Hospital,
Series 2015A:
1,500 6.000%, 12/01/35 12/25 at 100.00 N/R 1,659,180
5,500 6.250%, 12/01/45 12/25 at 100.00 N/R 6,106,650
Kitsap County Consolidated Housing Authority,
Washington, Pooled Tax Credit Housing Revenue Bonds,
Series 2007:
835 5.500%, 6/01/27, (AMT) 1/22 at 100.00 N/R 836,545
3,660 5.600%, 6/01/37, (AMT) 1/22 at 100.00 N/R 3,664,538
315 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+ 376,645
21,950 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 4.000%, 5/01/43, (AMT), (UB) (5)
5/27 at 100.00 A+ 24,517,711
10,550 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 4.000%, 4/01/44, (AMT), (UB) (5)
4/29 at 100.00 A+ 11,950,091
21,525 Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B,
5.000%, 12/01/43, (AMT), (UB) (5)
12/26 at 100.00 Aa3 25,269,919
4,260 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
1/22 at 100.00 N/R 4,271,758
74,685 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4)
1/28 at 100.00 N/R 48,545,250
11,455 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (4)
1/28 at 100.00 N/R 7,445,750
Washington Economic Development Finance Authority,
Environmental Facilities Revenue Bonds, Columbia Pulp I,
LLC Project,  Series 2019A:
34,710 7.500%, 1/01/32, (AMT), 144A (4) 1/28 at 100.00 N/R 22,561,500
8,095 7.650%, 1/01/32, (AMT), 144A (4) 1/28 at 100.00 N/R 5,261,750
24,710 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (4)
No Opt. Call N/R 19,391,667
6,400 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (4)
No Opt. Call N/R 4,802,368
11,000 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41, (UB) (5)
2/28 at 100.00 AA- 12,506,560
Washington Health Care Facilities Authority, Revenue
Bonds, MultiCare Health System, Tender Option Bonds
Trust 2015-XF1018:
500 18.324%, 8/15/40, 144A, (IF) (5) 8/25 at 100.00 AA- 792,015
2,125 18.324%, 8/15/45, 144A, (IF) (5) 8/25 at 100.00 AA- 3,349,722
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Series 2014D:
13,000 5.000%, 10/01/38, (UB) (5) 10/24 at 100.00 AA- 14,485,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0132:
$ 1,616 22.037%, 10/01/41, 144A, (IF) (5) 10/24 at 100.00 AA- $ 2,528,668
24 22.037%, 10/01/41, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R 37,555
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0148:
3,740 17.755%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 5,426,665
2,500 17.772%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 3,628,575
1,060 21.837%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 1,658,148
600 21.837%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 938,574
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0150:
630 17.772%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 717,602
1,510 17.813%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 1,719,784
785 17.990%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 893,628
13,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2017A, 5.000%, 10/01/47, (UB) (5)
10/27 at 100.00 Aa2 15,563,080
Washington Health Care Facilities Authority, Revenue
Bonds, Seattle Childrens Hospital, Tender Option Bond
Trust 2015-XF0153:
945 17.535%, 10/01/42, (Pre-refunded 10/01/22), 144A, (IF) (5) 10/22 at 100.00 Aa2 1,079,105
935 17.855%, 10/01/42, (Pre-refunded 10/01/22), 144A, (IF) (5) 10/22 at 100.00 Aa2 1,067,863
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Series 2018:
19,965 4.000%, 7/01/58 - AGM Insured, (UB) (5) 7/28 at 100.00 A2 22,737,140
11,170 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 BB+ 12,394,679
1,575 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 BBB- 1,767,953
1,125 Washington State Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Tender Option Bond Trust 2016-XG0051,
18.169%, 8/15/42, 144A, (IF) (5)
8/22 at 100.00 AA- 1,251,090
15,000 Washington State Higher Education Facilities Authority Revenue Bonds,
Gonzaga University Project, Series 2019A, 3.000%, 4/01/49, (UB) (5)
10/29 at 100.00 A2 15,766,950
12,967 Washington State Housing Finance Commission, Multifamily Revenue
Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26,
144A
No Opt. Call N/R 13,595,649
1,705 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, 144A
7/25 at 100.00 N/R 1,903,684
Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,075 6.500%, 10/01/32, (Pre-refunded 10/03/22), 144A 10/22 at 100.00 N/R (6) 2,171,176
18,225 6.750%, 10/01/47, (Pre-refunded 10/03/22), 144A 10/22 at 100.00 N/R (6) 19,075,561
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB 1,103,060
1,130 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/56, 144A
7/31 at 100.00 Ba2 1,309,399
2,660 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/23 at 100.00 BBB- 2,724,718

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,500 Washington State Housing Finance Commission, Revenue Bonds,
Rockwood Retirement Communities Project, Series 2014A, 7.500%,
1/01/49, 144A
1/24 at 100.00 N/R $ 1,646,055
394,262 Total Washington 371,663,299
West Virginia - 0.2%
7,023 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
12/23 at 100.00 N/R 7,142,742
Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017:
2,500 5.000%, 6/01/37 6/27 at 100.00 N/R 2,630,325
5,500 5.250%, 6/01/47 6/27 at 100.00 N/R 5,766,530
3,325 Kanawha County Commission, West Virginia, Student Housing Revenue
Bonds, West Virginia State University Foundation Inc, Series 2013,
6.500%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R (6) 3,623,552
Monongalia County Commission, West Virginia, Special
District Excise Tax Revenue Bonds, University Town Centre
Economic Opportunity Development District, Refunding &
Improvement Series 2017A:
4,745 5.500%, 6/01/37, 144A 6/27 at 100.00 N/R 5,422,064
12,885 5.750%, 6/01/43, 144A 6/27 at 100.00 N/R 14,745,207
1,175 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R 1,312,217
4,000 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series
2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 4,128,520
5,380 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%,
7/01/45, (AMT), (Mandatory Put 7/1/2025)
1/25 at 100.00 B 5,821,913
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/1/2025)
1/25 at 100.00 B 1,053,950
47,533 Total West Virginia 51,647,020
Wisconsin - 5.4%
16,185 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.010%, 6/01/49, (UB) (5)
6/29 at 47.10 AA 6,334,485
26,485 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R 26,528,435
15,700 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 N/R 16,167,389
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Alamance Community School, Series
2021A:
510 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 533,190
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 1,028,130
900 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 919,611
1,600 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas 2 Project, Series 2019A,
5.000%, 7/15/54, 144A
7/27 at 100.00 BB 1,772,256

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Ascend Leadership Academy Project,
Series 2021A:
$ 1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R $ 1,035,150
1,000 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 1,028,760
7,115 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A
6/27 at 100.00 N/R 7,515,930
1,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/61, 144A
6/27 at 100.00 N/R 1,194,160
5,195 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%,
2/01/46, 144A
2/26 at 100.00 N/R 5,539,273
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School Bonds, North
Carolina, Series 2019A:
1,660 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 1,780,765
6,540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 6,940,640
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School, North
Carolina, Series 2017A:
1,000 5.000%, 6/15/37, 144A 6/24 at 100.00 N/R 1,043,220
1,630 5.125%, 6/15/47, 144A 6/24 at 100.00 N/R 1,692,347
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Envision Science Academy Project, Series
2016A:
1,090 5.125%, 5/01/36, 144A 5/26 at 100.00 N/R 1,157,308
3,445 5.250%, 5/01/46, 144A 5/26 at 100.00 N/R 3,631,064
3,030 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
6.000%, 7/15/42
7/22 at 100.00 BB+ 3,088,964
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Founders Academy of Las Vegas, Series
2020A:
600 5.000%, 7/01/40, 144A 7/28 at 100.00 BB- 672,558
1,550 5.000%, 7/01/55, 144A 7/28 at 100.00 BB- 1,710,456
2,255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/42, 144A
1/28 at 100.00 N/R 2,449,088
1,280 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
High Desert Montessori Charter School, Series 2021A, 5.000%,
6/01/61, 144A
6/29 at 100.00 N/R 1,386,918
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Mallard Creek STEM Academy, North
Carolina, Series 2019:
3,780 5.125%, 6/15/39, 144A 6/26 at 100.00 N/R 4,113,661
6,280 5.250%, 6/15/49, 144A 6/26 at 100.00 N/R 6,801,428
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
13,455 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 14,075,948
40,610 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R 41,947,694
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Phoenix Academy Charter School, North
Carolina, Series 2017A:
3,320 5.625%, 6/15/37, 144A 6/24 at 100.00 N/R 3,385,504
17,350 5.875%, 6/15/47, 144A 6/24 at 100.00 N/R 17,779,239

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 3,010 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45,
144A
3/25 at 100.00 BBB- $ 3,314,010
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Point College Preparatory, Series 2020A:
1,400 5.000%, 6/15/41, 144A 6/27 at 103.00 N/R 1,512,518
3,790 5.000%, 6/15/55, 144A 6/27 at 103.00 N/R 4,028,580
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Research Triangle High School Project,
North Carolina, Series 2015A:
1,000 5.375%, 7/01/35, 144A 7/25 at 100.00 N/R 1,078,510
1,590 5.625%, 7/01/45, 144A 7/25 at 100.00 N/R 1,707,167
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2017A:
2,875 5.500%, 6/15/37, 144A 6/27 at 100.00 N/R 2,954,436
6,225 5.625%, 6/15/47, 144A 6/27 at 100.00 N/R 6,447,295
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
393 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 12,804
343 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 11,000
338 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 10,577
327 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 9,828
321 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 9,482
418 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 11,839
412 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 11,460
398 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 10,772
390 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 10,315
382 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 9,929
19,686 0.000%, 7/01/56, 144A (4) 3/28 at 100.00 N/R 14,868,825
423 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 10,700
412 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 10,183
401 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 9,731
393 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 9,232
387 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 8,851
376 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 8,393
368 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 8,040
360 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 7,727
354 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 7,361
382 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 7,561
4,599 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 84,760

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, Second Tier Series 2018B:
$ 177 0.000%, 1/01/46, 144A (4) No Opt. Call N/R $ 5,991
174 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 5,675
173 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 5,537
172 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 5,372
169 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 5,084
185 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 5,467
4,770 0.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R 3,127,886
184 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 5,218
182 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 5,050
180 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 4,876
178 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 4,702
175 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 4,559
174 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 4,403
172 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 4,241
170 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 4,134
169 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 3,975
167 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 3,808
165 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 3,689
163 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 3,558
162 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 3,471
160 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 3,332
158 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 3,127
2,057 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 37,912
30,000 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 N/R 34,252,800
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A:
1,030 5.250%, 8/01/38, 144A 8/28 at 100.00 BB+ 1,187,240
1,240 5.500%, 8/01/48, 144A 8/28 at 100.00 BB+ 1,425,293
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A:
5,280 4.375%, 6/01/46, 144A 6/31 at 100.00 N/R 5,291,933
9,815 4.500%, 6/01/56, 144A 6/31 at 100.00 N/R 9,836,985
Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A:
540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 591,710
455 5.000%, 6/15/54, 144A 6/26 at 100.00 N/R 497,570
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A:
1,030 6.250%, 6/15/40, 144A 6/27 at 100.00 N/R 1,091,192
5,350 6.500%, 6/15/50, 144A 6/27 at 100.00 N/R 5,663,029
2,050 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Pioneer Springs Community School, Taxable Series 2020B, 7.500%,
6/15/30, 144A
6/25 at 100.00 N/R 2,110,455
1,945 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A
6/27 at 102.00 N/R 2,121,917
1,300 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R 1,360,073
4,385 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R 4,637,050

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A:
$ 1,000 5.000%, 8/01/36, 144A 8/26 at 100.00 N/R $ 1,049,500
3,000 5.125%, 8/01/46, 144A 8/26 at 100.00 N/R 3,123,180
2,875 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R 2,980,771
1,900 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45
2/25 at 100.00 N/R 2,009,402
5,300 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%,
1/01/50, (UB) (5)
1/30 at 100.00 A3 5,590,228
1,725 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding
Series 2015A, 5.000%, 9/01/38, 144A
9/24 at 100.00 BB 1,842,990
2,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 BB+ 2,305,520
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
8,500 6.250%, 8/01/27, 144A No Opt. Call N/R 9,079,105
53,545 6.750%, 8/01/31, 144A No Opt. Call N/R 57,076,828
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
58,580 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 63,303,305
58,500 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R 63,739,845
313,650 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 344,036,412
6,710 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R 6,725,433
7,245 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R 5,185,102
16,910 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R 15,532,342
3,400 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29
9/28 at 100.00 N/R 3,116,032
Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A:
3,100 6.250%, 10/01/31, 144A 10/27 at 100.00 N/R 3,151,522
10,000 6.850%, 10/01/47, 144A 10/27 at 100.00 N/R 10,166,700
4,700 7.000%, 10/01/47, 144A 10/27 at 100.00 N/R 4,778,396
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A
10/27 at 100.00 N/R 1,305,000
7,950 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth
Medical Center Project, Series 2021A, 3.000%, 7/01/50, (UB) (5)
1/32 at 100.00 N/R 8,322,855
3,000 Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach
Radiation Therapy Center, Subordinate Series 2017B, 0.000%,
11/01/46, 144A (4)
11/26 at 100.00 N/R 2,250,000
Public Finance Authority of Wisconsin, Revenue Bonds,
Prime Healthcare Foundation, Inc., Series 2017A:
2,775 5.200%, 12/01/37 12/27 at 100.00 BBB- 3,307,467
2,725 5.350%, 12/01/45 12/27 at 100.00 BBB- 3,234,166

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds,
Procure Proton Therapy Center, Senior Series 2018A:
$ 25,790 6.950%, 7/01/38, 144A 7/28 at 100.00 N/R $ 25,221,588
45,880 7.000%, 7/01/48, 144A 7/28 at 100.00 N/R 44,626,100
4,475 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2012, 5.500%, 4/01/32
4/22 at 100.00 BB 4,523,599
4,410 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 BB 4,968,791
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Continuing Care Retirement Community,
Refunding Series 2017A:
8,800 5.200%, 6/01/37 6/23 at 104.00 N/R 9,784,720
19,410 5.300%, 6/01/47 6/23 at 104.00 N/R 21,609,347
7,885 5.375%, 6/01/52 6/23 at 104.00 N/R 8,476,454
7,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community of Cary North Carolina, Series 2016, 6.000%,
6/01/49, 144A
6/22 at 104.00 N/R 7,450,800
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
3,770 5.000%, 6/01/37 (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 4,024,098
31,865 5.000%, 6/01/52 (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 32,883,405
9,500 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%,
1/01/51, 144A
1/32 at 100.00 N/R 9,300,595
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
2,405 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 2,535,880
17,290 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 18,158,996
2,575 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School Portfolio Projects, Senior Series 2020A-1,
5.000%, 1/01/55, 144A
7/30 at 100.00 N/R 2,854,619
3,740 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R 4,163,443
Public Finance Authority of Wisconsin, Senior Living Facility
Revenue Bonds, Mary's Woods at Marylhurst Inc., Series
2017A:
1,015 5.250%, 5/15/42, 144A 5/25 at 102.00 BB 1,107,254
1,335 5.250%, 5/15/47, 144A 5/25 at 102.00 BB 1,456,338
5,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-
Moorhead Metropolitan Area Flood Risk Management P3 Project,
Green Series 2021, 4.000%, 3/31/56, (AMT)
9/31 at 100.00 N/R 5,499,200
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
5,605 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 4,639,595
22,230 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 17,715,087
90,145 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 69,060,986
21,625 Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Green Series 2019,
14.000%, 6/01/29, 144A
7/22 at 100.00 N/R 21,617,864
500 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R 547,440
495 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48,
144A (4)
12/28 at 100.00 N/R 247,253

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 5,000 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Subordinate Series 2019B, 9.500%, 12/01/48,
144A (4)
12/24 at 103.00 N/R $ 500,000
76 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Taxable Senior Series 2019A-2, 0.000%,
12/01/48, 144A (4)
12/28 at 100.00 N/R 38,039
1,130 Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021, 5.000%, 10/15/51, 144A
10/31 at 100.00 N/R 1,261,363
6,500 Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical
Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A
10/29 at 100.00 BB 7,201,545
6,650 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R 6,518,662
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C:
8,110 0.000%, 12/15/45 - AGM Insured, (UB) (5) 12/30 at 57.19 A2 3,615,763
6,740 0.000%, 12/15/50 - AGM Insured, (UB) (5) 12/30 at 47.01 A2 2,449,383
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D:
44,340 0.000%, 12/15/45 - AGM Insured, (UB) (5) 12/30 at 56.77 A1 20,163,171
1,455 0.000%, 12/15/50 - AGM Insured, (UB) (5) 12/30 at 46.55 A1 528,238
21,910 0.000%, 12/15/55 - AGM Insured, (UB) (5) 12/30 at 37.52 A1 6,381,725
10,000 0.000%, 12/15/60 - AGM Insured, (UB) (5) 12/30 at 29.95 A1 2,314,500
14,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1,
4.000%, 11/15/43, (UB) (5)
11/28 at 100.00 Aa2 16,371,040
2,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aurora Health Care, Inc., Tender Option Bond Trust 2016-XG0072,
18.901%, 4/15/35, (Pre-refunded 4/15/23), 144A, (IF) (5)
4/23 at 100.00 Aa3 (6) 3,134,500
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Gundersen Lutheran, Tender Option Bond
Trust 2015-XF1028:
380 17.806%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 A1 439,934
2,500 17.806%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 A1 2,894,300
750 17.806%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 A1 868,290
2,130 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40,
144A
6/26 at 100.00 N/R 2,341,232
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%,
7/01/47, (UB) (5)
7/27 at 100.00 A+ 9,538,700
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017:
1,850 5.000%, 8/01/37 8/24 at 103.00 N/R 1,963,238
1,900 5.000%, 8/01/39 8/24 at 103.00 N/R 2,014,361
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc, Series 2017,
4.000%, 8/15/47, (UB) (5)
8/27 at 100.00 Aa3 11,351,200
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series 2017,
4.000%, 8/15/42, (UB) (5)
8/27 at 100.00 Aa3 11,411,100
9,990 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42, (UB)
(5)
2/26 at 100.00 A- 11,457,631

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014:
$ 1,650 5.500%, 5/01/34 5/24 at 100.00 N/R $ 1,705,407
2,635 5.750%, 5/01/39 5/24 at 100.00 N/R 2,730,018
10,115 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB) (5)
11/27 at 100.00 Aa3 11,311,402
2,415 Wisconsin Public Finance Authority, Revenue Bonds, SearStone
Retirement Community of Cary North Carolina, Series 2012A, 8.375%,
6/01/37, (Pre-refunded 6/01/22)
6/22 at 100.00 N/R (6) 2,493,874
1,430,387 Total Wisconsin 1,381,457,940
$ 33,925,698 Total Municipal Bonds (cost $25,286,926,612) 29,224,086,590

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Shares Description (1) Value
COMMON STOCKS - 3.8%
  Airlines - 0.2%
3,000,000 American Airlines Group Inc(10),(11) $ 53,880,000
  Chemicals - 0.0%
3,839 Ingevity Corporation(11),(12) 275,256
  Containers & Packaging - 0.0%
23,041 Westrock Co(13) 1,022,099
  Electric Utilities - 3.6%
19,397,048 Energy Harbor Corp(11),(14),(15) 903,572,687
Total Common Stocks (cost $463,621,296) 958,750,042
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
CORPORATE BONDS - 0.9%
  Commercial Services & Supplies - 0.0%
$ 1,635 College for Certain Inc 4.800% 06/01/60 N/R 1,698,721
  Electric Utilities - 0.2%
3,805 FirstEnergy Corp  (4) 6.800% 08/15/39 N/R 4,756
6,085 FirstEnergy Corp  (4) 6.050% 08/15/22 N/R 7,606
52,500 Talen Energy Supply LLC   10.500% 01/15/26 CCC 22,575,000
12,625 Talen Energy Supply LLC   6.500% 06/01/25 CCC 5,023,740
3,760 Talen Energy Supply LLC   7.250% 05/15/27 B+ 3,327,600
2,500 Talen Energy Supply LLC   6.000% 12/15/36 CCC 875,000
14,300 Talen Energy Supply LLC   6.625% 01/15/28 B+ 12,548,250
95,575 Total Electric Utilities 44,361,952
  Hotels, Restaurants & Leisure - 0.1%
1,670 Lombard Starwood Westin Hotel Conference Center and
Hotel Project Revenue Bonds  (cash 7.500%, PIK 7.500%)
7.500% 12/31/23 N/R 1,670,318
20,600 Wild Rivers Water Park   8.500% 11/01/51 N/R 20,827,740
22,270 Total Hotels, Restaurants & Leisure 22,498,058
  Metals & Mining - 0.5%
73,986 Cleveland-Cliffs Inc   9.875% 10/17/25 BB 83,736,615
8,000 Cleveland-Cliffs Inc   7.000% 03/15/27 BB- 8,290,000
39,320 United States Steel Corp  (16) 6.650% 06/01/37 BB- 44,163,831
1,000 United States Steel Corp   6.875% 03/01/29 BB- 1,076,250
122,306 Total Metals & Mining 137,266,696
  Real Estate Management & Development - 0.1%
15,000 Benloch Ranch Improvement Association 1, Corporate
Bonds
9.750% 12/01/39 N/R 16,302,750
6,770 Benloch Ranch Improvement Association No 1   9.750% 12/01/39 N/R 7,357,975
25,740 Zilkha Biomass Selma LLC  (4),(8) 10.000% 08/01/38 N/R 257
2,400 Zilkha Biomass Selma LLC  (4),(8) 5.000% 08/01/28 N/R 1,024,560
49,910 Total Real Estate Management & Development 24,685,542
$ 291,696 Total Corporate Bonds (cost $269,096,714) 230,510,969
Total Long-Term Investments (cost $26,019,644,622) 30,413,347,601
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    0.0%
MONEY MARKET FUNDS - 0.0%
4,273,604 State Street Navigator Securities Lending Government
Money Market Portfolio (17)
0.030%(18) $ 4,273,604
Total Investments Purchased with Collateral from Securities Lending (cost $4,273,604) 4,273,604

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  7.4%
REPURCHASE AGREEMENTS - 7.4%
$ 1,575,000 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/31/21, repurchase price
$1,575,000,000: collateralized by $75,000,000,
U.S. Treasury Bond, 0.875%, due 2/15/47, value
$116,405,619; $150,000,000, U.S. Treasury
Bond, 3.000%, due 5/15/47, value $182,253,473;
$103,000,000, U.S. Treasury Bond, 2.500%, due 5/15/46,
value $113,912,829; $100,000,000, U.S. Treasury
Bond, 3.000%, due 11/15/44, value $119,392,915;
$150,000,000, U.S. Treasury Bond, 2.875%, due 11/15/46,
value $177,676,847; $300,000,000, U.S. Treasury
Bond, 3.125%, due 8/15/44, value $367,066,425;
$32,430,700, U.S. Treasury Bond, 3.375%, due 5/15/44,
value $40,882,681; $43,099,600, U.S. Treasury Bond,
3.125%, due 5/15/48, value $53,949,665; $373,000,000,
U.S. Treasury Bond, 2.750%, due 11/15/47, value
$434,959,582
0.010% 1/03/22 $ 1,575,000,000
292,407 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/31/21, repurchase price
$292,406,973, collateralized by $300,260,800, U.S.
Treasury Bond, 1.875%, due 2/15/41, value $298,255,133
0.000% 1/03/22 292,406,973
Total Repurchase Agreements (cost $1,867,406,973) 1,867,406,973
Total Short-Term Investments (cost $1,867,406,973) 1,867,406,973
Total Investments (cost $ 27,891,325,199 ) - 127 .4% 32,285,028,178
Floating Rate Obligations - (29.1)% (7,365,358,000)
Other Assets Less Liabilities - 1.7% (19) 422,322,522
Net Assets - 100% $ 25,341,992,700
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury 5-Year Note (2,147) 3/22 $ (259,104,903) $ (259,736,681) $ (631,778) $ (439,000)
U.S. Treasury 10-Year Note (7,024) 3/22 (909,540,604) (916,412,500) (6,871,896) (150,962)
Total $(1,168,645,507) $(1,176,149,181) $(7,503,674) $ (589,962)
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection (20)
Current
Credit
Spread (21)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0 .35% $ 5,000,000 1 .000 % Quarterly 6/20/22 $ 17,017 $ (37,176) $ 54,193
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0 .56 5,000,000 1 .000 Quarterly 6/20/24 54,067 (177,194) 231,261
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0 .65 5,000,000 1 .000 Quarterly 12/20/24 51,667 (178,064) 229,731
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0 .88 5,000,000 1 .000 Quarterly 12/20/25 25,567 (165,160) 190,727
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1 .31 10,000,000 1 .000 Quarterly 12/20/27 (149,367) (710,246) 560,879
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1 .41 60,000,000 1 .000 Quarterly 6/20/28 (1,270,600) (4,786,224) 3,515,623
Citigroup Global
Markets Inc.(8)
State of Illinois Sell 0 .87 25,000,000 1 .000 Quarterly 12/20/25 393,833 (263,882) 657,716
Total
$ 115,000,000 $ (877,817)
$ (6,317,946) $ 5,440,130

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 29,199,324,871 $ 24,761,719 $ 29,224,086,590
Common Stocks 55,177,355 903,572,687 – 958,750,042
Corporate Bonds – 229,486,152 1,024,817 230,510,969
Investments Purchased with Collateral from
Securities Lending: 4,273,604 – – 4,273,604
Short-Term Investments:
Repurchase Agreements – 1,867,406,973 – 1,867,406,973
Investments in Derivatives:*
Credit Default Swaps – – 5,440,130 5,440,130
Futures Contracts (7,503,674) – – (7,503,674)
Total
$ 51,947,285 $ 32,199,790,683 $ 31,226,666 $ 32,282,964,634
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the lowest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Investment values at a fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Principal Amount (000) rounds to less than $1,000.
(10) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Common Stock received as part of spin-off from WestRock Company.
(13) Common Stock received as part of the bankruptcy settlement for Hodge, Lousiana, Combined Utility System Revenue Bonds, Smurfit-Stone
Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(14) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions
Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33;
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33;
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(15) For fair value measurement disclosure purposes, investment classified as Level 2.
(16) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,189,877.
(17) The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(18) The rate shown is the one-day yield as of the end of the reporting period.
(19) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(20) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(21) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Short Duration High Yield Municipal
Bond Fund
Portfolio of Investments December 31, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 96.1%
MUNICIPAL BONDS - 92.1%
Alabama - 2.0%
$ 2,445 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%,
9/01/27, 144A
9/25 at 100.00 N/R $ 2,671,847
23,140 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 0.974%, 12/01/48, (Mandatory Put 12/1/2023),
(UB) (1-Month LIBOR reference rate + 0.900% spread) (4),(5)
9/23 at 100.00 A2 23,312,856
2,090 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Project, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put
11/1/2030)
No Opt. Call B- 2,676,182
3,625 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B- 4,295,154
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 5.000%, 10/01/22
No Opt. Call BB 1,035,830
22,425 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/46
No Opt. Call A2 33,180,254
3,760 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R 4,038,616
15,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Libor Index Rate Series 2018B, 0.966%, 4/01/49,
(Mandatory Put 4/1/2024) (1-Month LIBOR*0.67% reference rate +
0.900% spread) (5)
1/24 at 100.00 A3 15,139,500
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
34,178 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R 36,231,661
13,000 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R 14,369,550
120,663 Total Alabama 136,951,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alaska - 0.4%
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
$ 200 5.000%, 6/01/24 No Opt. Call A $ 221,192
1,100 5.000%, 6/01/26 No Opt. Call A 1,300,387
2,200 5.000%, 6/01/27 No Opt. Call A 2,673,088
2,000 5.000%, 6/01/28 No Opt. Call A 2,488,000
1,655 5.000%, 6/01/29 No Opt. Call A 2,103,671
500 5.000%, 6/01/30 No Opt. Call A 647,910
795 5.000%, 6/01/31 No Opt. Call A 1,050,592
1,455 5.000%, 6/01/32 6/31 at 100.00 A- 1,900,681
1,460 5.000%, 6/01/33 6/31 at 100.00 A- 1,898,248
1,800 4.000%, 6/01/34 6/31 at 100.00 A- 2,169,756
2,500 4.000%, 6/01/35 6/31 at 100.00 A- 3,001,450
2,000 4.000%, 6/01/36 6/31 at 100.00 A- 2,394,260
1,500 4.000%, 6/01/37 6/31 at 100.00 A- 1,788,705
2,750 4.000%, 6/01/38 6/31 at 100.00 A- 3,271,565
1,115 4.000%, 6/01/39 6/31 at 100.00 A- 1,321,130
1,750 4.000%, 6/01/40 6/31 at 100.00 A- 2,068,518
260 4.000%, 6/01/41 6/31 at 100.00 A- 306,488
25,040 Total Alaska 30,605,641
Arizona - 2.4%
11,625 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2007B, 0.954%, 1/01/37 (3-Month LIBOR*0.67%
reference rate + 0.810% spread) (5)
1/22 at 100.00 AA- 11,672,314
Arizona Health Facilities Authority, Hospital Revenue
Bonds, Banner Health Systems, Tender Option Bond Trust
3384. As of 6/4/2015 Converted to Trust 2015-XF2050:
1,500 1.421%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 1,520,385
3,000 1.431%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 3,040,770
1,500 1.431%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 1,520,385
3,000 1.431%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 3,040,770
500 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB 579,900
530 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas ? Aliante and Skye
Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31, 144A
12/29 at 100.00 BB 555,228
1,065 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+ 1,136,643
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2018B:
750 4.500%, 7/01/24, 144A No Opt. Call BB 785,647
1,000 5.000%, 7/01/29, 144A 1/27 at 100.00 BB 1,152,620
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2019:
500 4.000%, 7/01/29, 144A No Opt. Call BB 548,805
635 5.000%, 7/01/39, 144A 7/29 at 100.00 BB 740,620
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Leman Academy of Excellence -
Parker Colorado Campus Project, Series 2019A:
765 4.500%, 7/01/29, 144A 7/24 at 101.00 N/R 802,845
2,635 5.000%, 7/01/39, 144A 7/24 at 101.00 N/R 2,770,755

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Leman Academy of Excellence
Projects, Series 2017A:
$ 1,000 4.375%, 7/01/29, 144A 7/22 at 101.00 N/R $ 1,018,930
750 5.000%, 7/01/32, 144A 7/22 at 101.00 N/R 766,132
375 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 4.750%, 12/15/28, 144A
12/26 at 100.00 BB 424,526
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Pinecrest Academy of Nevada
? Horizon, Inspirada and St. Rose Campus Projects, Series
2018A:
1,530 5.000%, 7/15/28, 144A 7/26 at 100.00 BB+ 1,710,968
680 5.750%, 7/15/38, 144A 7/26 at 100.00 BB+ 786,087
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus Project,
Series 2020A-2, 5.500%, 9/15/28, 144A
9/23 at 105.00 BB+ 1,724,297
480 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/30, 144A
7/28 at 100.00 BB+ 527,654
2,520 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A
6/28 at 100.00 N/R 2,862,090
1,775 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28
7/25 at 101.00 N/R 1,765,841
925 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project,
Refunding Series 2020, 4.750%, 7/01/30, 144A
7/28 at 100.00 N/R 970,787
320 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A
No Opt. Call N/R 338,272
855 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A
No Opt. Call N/R 885,660
221 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014,
4.375%, 7/01/25, 144A
7/24 at 100.00 N/R 231,604
250 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/31, 144A
7/29 at 100.00 N/R 282,028
1,600 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Benjamin Franklin Charter School Projects, Series
2018A, 4.800%, 7/01/28, 144A
No Opt. Call Ba2 1,811,344
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Series 2021A:
650 3.000%, 7/01/31, 144A No Opt. Call N/R 696,371
385 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 433,872
2,465 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%,
7/01/26, 144A
No Opt. Call BB+ 2,607,009
Maricopa County Industrial Development Authority,
Arizona, Educational Facilities Revenue Bonds, Ottawa
University Projects, Series 2020:
300 5.000%, 10/01/26, 144A No Opt. Call N/R 322,041
425 5.125%, 10/01/30, 144A 10/27 at 103.00 N/R 488,907

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 180 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%,
7/01/23, (ETM)
No Opt. Call BBB- (6) $ 189,779
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%,
7/01/33
7/22 at 100.00 BB+ 1,012,820
795 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A,
5.750%, 7/01/24, 144A
No Opt. Call Ba2 852,081
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Projects, Series 2015:
3,625 4.000%, 7/01/25, 144A No Opt. Call Ba2 3,817,016
1,360 5.000%, 7/01/45, 144A 7/25 at 100.00 Ba2 1,488,738
850 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence - Oro Valley Project,
Series 2018A, 4.625%, 7/01/28, 144A
7/22 at 101.00 N/R 867,374
205 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence - Oro Valley Project,
Series 2019A, 5.000%, 7/01/39, 144A
7/22 at 101.00 N/R 209,024
375 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2 422,051
1,175 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 5.000%,
7/01/45
7/25 at 100.00 BBB- 1,293,193
7,405 Phoenix Industrial Development Authority, Arizona, Lease Revenue
Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%,
2/01/24
No Opt. Call B+ 7,550,804
2,270 Phoenix Industrial Development Authority, Arizona, Lease Revenue
Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42
6/22 at 100.00 A3 2,310,088
250 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%,
5/01/24
No Opt. Call N/R 263,443
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019:
630 5.000%, 6/15/34, 144A 6/25 at 100.00 N/R 683,216
660 5.000%, 6/15/39, 144A 6/25 at 100.00 N/R 713,025
7,995 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/30, 144A
7/26 at 103.00 N/R 8,893,798
1,415 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016,
4.375%, 7/01/26
No Opt. Call BB- 1,505,136
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019:
815 5.125%, 7/01/30, 144A 7/26 at 103.00 N/R 900,501
1,870 5.500%, 7/01/40, 144A 7/26 at 103.00 N/R 2,100,833

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa
Charter Schools Project, Series 2019:
$ 210 3.250%, 7/01/24, 144A No Opt. Call N/R $ 216,762
370 5.000%, 7/01/29, 144A 7/26 at 100.00 N/R 408,569
425 5.000%, 7/01/34, 144A 7/26 at 100.00 N/R 461,584
575 5.000%, 7/01/39, 144A 7/26 at 100.00 N/R 619,223
465 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, LEAD Charter School Project, Series 2014,
6.250%, 3/01/24
No Opt. Call N/R 480,289
1,530 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Leading Edge Academy Maricopa Charter
School Project, Series 2013, 7.750%, 12/01/43
12/25 at 100.00 N/R 1,688,692
545 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2014A, 7.500%, 2/01/25
2/24 at 100.00 N/R 598,121
1,160 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.125%, 2/01/28, 144A
No Opt. Call N/R 1,325,613
760 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020, 5.000%, 6/15/35, 144A
6/28 at 100.00 N/R 810,358
3,010 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020-1, 5.000%, 6/15/35, 144A
6/28 at 100.00 N/R 3,299,442
440 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019, 4.125%,
7/01/29
7/25 at 100.00 N/R 457,921
Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools
Refunding Project, Series 2016R:
4,440 4.000%, 7/01/26 No Opt. Call Baa3 4,653,164
5,405 5.000%, 7/01/31 7/26 at 100.00 Baa3 5,946,365
790 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A,
4.000%, 12/15/24, 144A
No Opt. Call BB 827,967
100 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call BBB+ 140,279
564 Show Low Bluff Community Facilities District, Show Low, Arizona, Special
Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A
1/22 at 100.00 N/R 563,955
358 Southside Community Facilities District 1, Prescott Valley, Arizona, Special
Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32
1/22 at 100.00 N/R 326,940
Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A:
1,500 5.500%, 10/01/27, 144A No Opt. Call N/R 1,638,450
10 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R 11,070
Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017B:
42,000 4.700%, 10/01/24, 144A 1/22 at 100.00 N/R 42,028,560
11,000 5.350%, 10/01/25, 144A 1/22 at 100.00 N/R 11,016,500
410 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 3.900%, 9/01/24, 144A
No Opt. Call BB+ 427,614
156,998 Total Arizona 163,542,465

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas - 0.3%
$ 8,200 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- $ 9,032,054
8,670 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 B- 9,785,569
16,870 Total Arkansas 18,817,623
California - 8.4%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
7,215 5.000%, 3/01/31 3/26 at 100.00 Ba3 8,050,785
7,565 5.250%, 3/01/36 3/26 at 100.00 Ba3 8,484,526
1,390 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/25
No Opt. Call N/R 1,575,051
3,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 3,264,150
25,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2021B-2, 0.550%,
2/01/52, (Mandatory Put 8/1/2031) (SIFMA reference rate + 0.450%
spread) (5)
5/31 at 100.00 N/R 24,774,250
6,290 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 6,040,287
3,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 3,564,050
2,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R 2,676,325
1,550 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 1,476,995
10,035 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 10,672,825
500 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 580,600
1,095 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020B-1, 5.000%, 6/01/49
12/30 at 100.00 BBB- 1,338,802
California Enterprise Development Authority, Charter
School Revenue Bonds, Rocklin Academy Project,
Refunding Series 2021A:
250 4.000%, 6/01/36, 144A 6/31 at 100.00 BB+ 287,593
630 4.000%, 6/01/51, 144A 6/31 at 100.00 BB+ 702,620
16,065 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 N/R 19,011,964
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
385 5.000%, 8/15/30 8/27 at 100.00 Baa2 465,049
310 5.000%, 8/15/32 8/27 at 100.00 Baa2 372,834
225 4.000%, 8/15/34 8/27 at 100.00 Baa2 254,794
245 5.000%, 8/15/35 8/27 at 100.00 Baa2 293,623

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,855 California Housing Finance Agency, California, Home Mortgage Revenue
Bonds, 833 Bryant LP, Series 2020N, 4.000%, 4/01/45
4/32 at 100.00 Aa2 $ 6,932,847
16,799 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-3, 3.250%, 8/20/36 2021 1
No Opt. Call N/R 19,029,920
39,020 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.200%,
1/01/50, (AMT), (Mandatory Put 2/1/2022), 144A
2/22 at 100.00 Aaa 39,019,610
195 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB (6) 206,423
1,485 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Series 2018A,
5.000%, 10/01/28, 144A
10/22 at 105.00 N/R 1,593,539
410 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25
10/22 at 102.00 BB 427,704
270 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A
6/26 at 100.00 BB 298,701
960 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project?Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/26, 144A
No Opt. Call N/R 999,859
415 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A,
5.000%, 6/01/28, 144A
No Opt. Call Ba1 469,693
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
1,305 4.000%, 6/15/26, 144A No Opt. Call BB 1,385,532
1,850 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 2,051,687
320 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25,
144A
No Opt. Call BB+ 341,210
540 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24
10/22 at 102.00 BB 562,421
4,310 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26,
144A
No Opt. Call BB 4,592,089
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2018A:
1,185 3.875%, 7/01/28, 144A No Opt. Call BB 1,281,293
2,200 5.000%, 7/01/38, 144A 7/28 at 100.00 BB 2,578,004
1,800 5.000%, 7/01/49, 144A 7/28 at 100.00 BB 2,084,454
350 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 4.750%,
8/01/22
No Opt. Call BB 356,909
655 California Municipal Finance Authority, Charter School Revenue Bonds,
Rocketship Education?Multiple Projects, Series 2014A, 6.000%, 6/01/23
6/22 at 102.00 N/R 680,683
840 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 BBB- 956,248
220 California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41, 144A
6/30 at 100.00 N/R 244,627

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%,
8/15/30
8/24 at 100.00 N/R $ 1,579,989
260 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 3.000%, 8/15/31
No Opt. Call N/R 262,545
165 California Municipal Finance Authority, Revenue Bonds, Biola University,
Series 2013, 5.000%, 10/01/22
No Opt. Call Baa1 170,622
2,355 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 4.000%, 11/01/26, 144A
No Opt. Call N/R 2,565,301
175 California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%,
12/01/36, 144A
12/30 at 100.00 N/R 209,806
270 California Municipal Finance Authority, Revenue Bonds, Emerson
College, Series 2011, 5.000%, 1/01/28
1/22 at 100.00 Baa2 270,853
1,210 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 4.250%, 1/01/25
No Opt. Call N/R 1,216,074
5,000 California Municipal Finance Authority, Revenue Bonds, HumanGood
California Obligated Group, Series 2021, 3.000%, 10/01/46
10/28 at 103.00 N/R 5,162,750
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/23 No Opt. Call BBB- 215,018
300 5.000%, 11/01/24 No Opt. Call BBB- 333,474
350 5.000%, 11/01/27 11/24 at 100.00 BBB- 387,306
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,425 5.000%, 11/01/28 11/26 at 100.00 BBB- 1,660,581
1,500 5.250%, 11/01/29 11/26 at 100.00 BBB- 1,762,365
850 5.000%, 11/01/30 11/26 at 100.00 BBB- 984,173
1,000 5.250%, 11/01/31 11/26 at 100.00 BBB- 1,172,060
6,165 5.250%, 11/01/41 11/26 at 100.00 BBB- 7,191,164
1,100 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (7)
No Opt. Call N/R 66,000
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (7)
12/23 at 102.00 N/R 1,489,500
1,420 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 4.250%, 7/01/30,
144A
7/28 at 100.00 N/R 1,505,910
540 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27
No Opt. Call N/R 595,901
675 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/36, 144A
11/29 at 102.00 N/R 794,191
5,000 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green TEMPS 50 Series 2021B-3, 2.125%, 11/15/27,
144A
5/23 at 100.00 N/R 5,044,000
3,000 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green TEMPS 70 Series 2021B-2, 2.375%, 11/15/28,
144A
5/23 at 100.00 N/R 3,031,620
2,010 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A
7/27 at 100.00 Caa2 1,804,156

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,135 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
4.500%, 6/01/29, 144A
6/26 at 100.00 N/R $ 1,223,757
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate ? Obligated Group, Series 2018, 5.000%, 6/01/37, 144A
6/27 at 100.00 N/R 1,127,860
1,920 California School Finance Authority Charter, School Revenue Bonds,
Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%,
3/01/28, 144A
6/25 at 100.00 N/R 2,075,462
1,195 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
No Opt. Call N/R 1,223,871
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
300 5.000%, 6/01/29, 144A 6/26 at 100.00 N/R 334,566
750 5.000%, 6/01/39, 144A 6/26 at 100.00 N/R 818,280
925 California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A
No Opt. Call N/R 995,605
California School Finance Authority, Charter School
Revenue Bonds, Classical Academies Project, Series 2017A:
2,000 4.000%, 10/01/27, 144A No Opt. Call BBB- 2,177,020
2,155 5.000%, 10/01/32, 144A 10/27 at 100.00 BBB- 2,538,116
California School Finance Authority, Charter School
Revenue Bonds, Downtown College Prep - Obligated
Group, Series 2016:
840 4.000%, 6/01/26, 144A No Opt. Call N/R 881,328
1,000 4.500%, 6/01/31, 144A 6/26 at 100.00 N/R 1,088,640
885 California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A
No Opt. Call N/R 991,014
785 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
6/25 at 100.00 N/R 850,767
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Education ? Obligated Group,
Series 2017A:
630 4.500%, 6/01/27, 144A 6/26 at 100.00 N/R 698,097
975 5.000%, 6/01/34, 144A 6/26 at 100.00 N/R 1,087,339
315 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools ? Obligated Group, Series 2017G, 5.000%,
6/01/30, 144A
6/27 at 100.00 N/R 363,031
6,865 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not? Academy ? Obligated Group, Series
2021A, 4.000%, 6/01/41, 144A
6/27 at 100.00 N/R 7,107,952
California School Finance Authority, Charter School
Revenue Bonds, Santa Clarita Valley International School
Project, Series 2021A:
260 4.000%, 6/01/31 No Opt. Call N/R 286,913
100 4.000%, 6/01/41 6/31 at 100.00 N/R 108,048
California School Finance Authority, Charter School
Revenue Bonds, Social Bonds ?  iLead Lancaster Project,
Series 2021A:
250 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R 272,035
435 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R 492,085
460 California School Finance Authority, Educational Facilities Revenue
Bonds, New Designs Charter School Project, Series 2014A, 4.750%,
6/01/24, 144A
No Opt. Call BB+ 482,995

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 840 California School Finance Authority, Educational Facility Revenue Bonds,
Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%,
8/01/24, 144A
2/24 at 100.00 BB $ 888,779
275 California School finance Authority, School Facility Revenue Bonds,  ICEF
- View Park Elementary and Middle Schools, Series 2014A, 4.750%,
10/01/24
No Opt. Call BB 292,089
335 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A
No Opt. Call N/R 355,133
California School Finance Authority, School Facility
Revenue Bonds, Granada Hills Charter High School
Obligated Group, Series 2021A:
355 4.000%, 7/01/29, 144A 7/28 at 100.00 BBB- 402,886
465 4.000%, 7/01/38, 144A 7/28 at 100.00 BBB- 522,892
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 4.125%, 7/01/24
No Opt. Call BBB 262,562
350 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2013, 5.900%, 7/01/23
No Opt. Call BB+ 367,997
145 California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/32, 144A
11/27 at 100.00 N/R 172,846
700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 BB- 788,550
1,735 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/26, 144A
6/26 at 100.00 BB- 2,043,674
850 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A
No Opt. Call B 906,678
625 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%,
11/01/24, 144A
No Opt. Call N/R 661,256
3,000 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 4.000%, 6/01/26, 144A
No Opt. Call N/R 3,210,690
585 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
4.375%, 9/01/25
No Opt. Call N/R 612,940
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Refunding Series 2015R-1:
1,005 5.000%, 9/02/25 No Opt. Call N/R 1,149,499
1,045 5.000%, 9/02/26 9/25 at 100.00 N/R 1,190,840
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2018A:
3,735 4.000%, 9/02/28 No Opt. Call N/R 4,087,248
2,150 5.000%, 9/02/38 9/28 at 100.00 N/R 2,580,172
4,090 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B,
4.000%, 9/02/28
No Opt. Call N/R 4,462,681
410 California Statewide Communitities Development Authority, Charter
School Revenue Bonds, Green Dot Public Schools, Animo Inglewood
Charter High School Project, Series 2011A, 6.900%, 8/01/31
1/22 at 100.00 BB+ 411,775

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
$ 549 5.750%, 7/01/24 (7),(8) 1/22 at 100.00 N/R $ 452,385
1,216 5.750%, 7/01/30 (7),(8) 1/22 at 100.00 N/R 1,002,460
84 5.750%, 7/01/35 (7),(8) 1/22 at 100.00 N/R 69,135
219 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/22 (7),(8)
1/22 at 100.00 N/R 180,353
448 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (7),(8)
1/22 at 100.00 N/R 368,972
2,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 2,071,880
2,405 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 2,359,570
500 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
1/22 at 100.00 N/R 501,330
2,060 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 2,040,698
27,295 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46,
144A
10/31 at 100.00 N/R 27,428,473
6,420 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 N/R 6,190,742
9,800 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 9,023,448
5,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-1, 3.000%, 7/01/45, 144A
7/31 at 100.00 N/R 4,903,972
7,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 7,008,400
1,570 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56,
144A
8/31 at 100.00 N/R 1,625,594
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 2,265,575
605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series
2021B, 4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 599,349
9,605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 8,846,589
6,855 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 5,980,713
760 Dublin Community Facilities District No. 2015-1, California, Dublin
Crossing, Improvement Area No. 3 Special Tax Bonds, Series 2021,
4.000%, 9/01/45
9/27 at 103.00 N/R 844,626

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Fairfield, California, Special Tax Bonds, Community
Facilities District 2016-1 Improvement Area C Villages of
Fairfield, Series 2021A:
$ 545 4.000%, 9/01/36 9/31 at 100.00 N/R $ 631,165
1,145 4.000%, 9/01/41 9/31 at 100.00 N/R 1,311,998
540 Fontana, California, Special Tax Bonds, Sierra Hills South Community
Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23
No Opt. Call N/R 577,433
25,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 Baa2 29,204,500
192,925 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 37,929,055
2,930 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2,
5.300%, 6/01/37, (Pre-refunded 6/01/22)
6/22 at 100.00 B- (6) 2,991,413
740 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35,
(Pre-refunded 6/01/28)
6/28 at 100.00 BB+ (6) 933,362
Hesperia, California, Special Tax Bonds, Community
Facilities District 2005-1 Belgate Development
Restructuring Series 2014:
200 5.000%, 9/01/23 No Opt. Call N/R 214,554
250 5.000%, 9/01/24 No Opt. Call N/R 277,835
320 5.000%, 9/01/25 9/24 at 100.00 N/R 354,471
195 5.000%, 9/01/26 9/24 at 100.00 N/R 215,738
2,260 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call N/R 2,442,811
100 Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 1, Refunding Series 2014, 5.000%,
9/01/22
No Opt. Call N/R 103,191
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area A
& C, Series 2014C:
500 5.000%, 9/01/23 No Opt. Call N/R 535,525
595 5.000%, 9/01/24 No Opt. Call N/R 659,248
2,315 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R 2,595,208
1,290 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 4.000%, 9/02/25
No Opt. Call N/R 1,371,064

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 1-5 Special Tax Bonds, Series 2019:
$ 35 3.800%, 9/01/22 No Opt. Call N/R $ 35,329
45 3.800%, 9/01/22 No Opt. Call N/R 45,424
25 3.800%, 9/01/22 No Opt. Call N/R 25,245
15 3.800%, 9/01/22 No Opt. Call N/R 15,141
10 4.050%, 9/01/22 No Opt. Call N/R 10,100
35 3.900%, 9/01/23 No Opt. Call N/R 35,817
65 3.900%, 9/01/23 No Opt. Call N/R 66,624
20 3.900%, 9/01/23 No Opt. Call N/R 20,486
50 3.900%, 9/01/23 No Opt. Call N/R 51,265
10 4.150%, 9/01/23 No Opt. Call N/R 10,267
85 4.100%, 9/01/24 No Opt. Call N/R 88,584
70 4.100%, 9/01/24 No Opt. Call N/R 72,933
45 4.100%, 9/01/24 No Opt. Call N/R 46,886
30 4.100%, 9/01/24 No Opt. Call N/R 31,257
20 4.350%, 9/01/24 No Opt. Call N/R 20,830
110 4.200%, 9/01/25 No Opt. Call N/R 115,942
55 4.200%, 9/01/25 No Opt. Call N/R 58,208
40 4.200%, 9/01/25 No Opt. Call N/R 42,161
85 4.200%, 9/01/25 No Opt. Call N/R 89,865
25 4.450%, 9/01/25 No Opt. Call N/R 26,415
45 4.350%, 9/01/26 No Opt. Call N/R 47,945
105 4.350%, 9/01/26 No Opt. Call N/R 111,872
65 4.350%, 9/01/26 No Opt. Call N/R 69,607
130 4.350%, 9/01/26 No Opt. Call N/R 139,155
30 4.600%, 9/01/26 No Opt. Call N/R 31,911
80 4.400%, 9/01/27 9/26 at 103.00 N/R 86,425
155 4.400%, 9/01/27 9/26 at 103.00 N/R 167,535
55 4.400%, 9/01/27 9/26 at 103.00 N/R 59,418
125 4.400%, 9/01/27 9/26 at 103.00 N/R 135,040
35 4.650%, 9/01/27 9/26 at 103.00 N/R 37,734
65 4.500%, 9/01/28 9/26 at 103.00 N/R 71,034
95 4.500%, 9/01/28 9/26 at 103.00 N/R 103,220
145 4.500%, 9/01/28 9/26 at 103.00 N/R 158,460
180 4.500%, 9/01/28 9/26 at 103.00 N/R 196,483
45 4.750%, 9/01/28 9/26 at 103.00 N/R 49,057
1,390 5.100%, 9/01/33 9/26 at 103.00 N/R 1,511,778
1,120 5.100%, 9/01/33 9/26 at 103.00 N/R 1,220,150
695 5.100%, 9/01/33 9/26 at 103.00 N/R 757,147
495 5.100%, 9/01/33 9/26 at 103.00 N/R 539,263
335 5.350%, 9/01/33 9/26 at 103.00 N/R 363,971
1,880 5.850%, 9/01/49 9/26 at 103.00 N/R 2,051,682
105 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call A- 156,460
2,125 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 1.555%, 11/15/27 (3-Month
LIBOR*0.67% reference rate + 1.450% spread) (5)
No Opt. Call A- 2,208,831
445 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31
1/22 at 100.00 A 446,949
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds,
Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 -
AMBAC Insured
No Opt. Call N/R 1,039,354
37,370 Modesto Irrigation District Financing Authority, California, Domestic
Water Project Revenue Bonds, Index Rate Series 2007, 0.744%, 9/01/37
- NPFG Insured (3-Month LIBOR*0.67% reference rate + 0.630%
spread) (5)
1/22 at 100.00 Baa2 37,299,371

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Moorpark, California, Special Tax Bonds, Community
Facilities District 2004-1, Refunding Junior Lien Series
2014B:
$ 220 4.750%, 9/01/23 No Opt. Call N/R $ 230,215
640 5.200%, 9/01/28 9/24 at 100.00 N/R 704,761
ndio, California, Special Tax Bonds, Community Facilities
District 2004-3 Terra Lago, Improvement Area 1, Series
2015:
515 5.000%, 9/01/23 No Opt. Call N/R 551,678
660 5.000%, 9/01/24 No Opt. Call N/R 731,267
405 5.000%, 9/01/25 No Opt. Call N/R 463,356
725 5.000%, 9/01/26 9/25 at 100.00 N/R 826,406
760 5.000%, 9/01/27 9/25 at 100.00 N/R 862,699
795 5.000%, 9/01/28 9/25 at 100.00 N/R 899,034
1,000 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29
12/23 at 100.00 B+ 1,086,270
Orange County, California, Special Tax Bonds, Community
Facilities District 2015-1 Esencia Village, Series 2015A:
665 5.000%, 8/15/25 No Opt. Call N/R 761,066
745 5.000%, 8/15/27 8/25 at 100.00 N/R 845,202
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
100 3.000%, 9/01/31 9/28 at 103.00 N/R 103,147
110 4.000%, 9/01/41 9/28 at 103.00 N/R 120,165
3,700 Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016, 5.000%, 11/01/36
11/26 at 100.00 Ba1 4,314,422
Perris Joint Powers Authority, California, Local Agency
Revenue Bonds, Community Facilities District 2001-1 May
Farms Improvement Area 6 &7, Refunding Series 2014E:
465 4.000%, 9/01/23 No Opt. Call N/R 489,747
485 4.000%, 9/01/24 No Opt. Call N/R 524,256
505 5.000%, 9/01/25 9/24 at 100.00 N/R 558,833
530 5.000%, 9/01/26 9/24 at 100.00 N/R 585,041
2,475 Perris, California, Special Tax Bonds, Community Facilities District 2001-2,
Refunding Series 2014A, 4.375%, 9/01/24
9/23 at 100.00 N/R 2,614,491
100 Poway Unified School District, San Diego County, California, Special Tax
Bonds, Community Facilities District 15 Del Sur East Improvement Area
C, Series 2016, 5.000%, 9/01/26
No Opt. Call N/R 117,964
Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2003-1 Sunridge Anatolia Area, Junior
Lien Series 2014:
135 4.150%, 10/01/22 1/22 at 100.00 N/R 135,363
155 4.400%, 10/01/23 1/22 at 100.00 N/R 155,426
175 4.550%, 10/01/24 1/22 at 100.00 N/R 175,478
205 4.650%, 10/01/25 1/22 at 100.00 N/R 205,549
230 4.800%, 10/01/26 1/22 at 100.00 N/R 230,623
260 4.900%, 10/01/27 1/22 at 100.00 N/R 260,699
290 5.050%, 10/01/28 1/22 at 100.00 N/R 290,850
325 5.100%, 10/01/29 1/22 at 100.00 N/R 325,923
360 5.200%, 10/01/30 1/22 at 100.00 N/R 361,040
395 5.250%, 10/01/31 1/22 at 100.00 N/R 396,142
440 5.350%, 10/01/32 1/22 at 100.00 N/R 441,294
480 5.400%, 10/01/33 1/22 at 100.00 N/R 481,421
700 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2018-1 Grantline 208, Series 2021B, 4.000%, 9/01/41
9/26 at 103.00 N/R 773,563

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 500 Richmond Community Development Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%,
9/01/25 - BAM Insured
9/24 at 100.00 AA $ 555,815
345 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 -
AGM Insured
10/24 at 100.00 AA 385,003
Riverside County, California, Special Tax Bonds, Community
Facilities District 03-1 Newport Road, Series 2014:
500 4.125%, 9/01/23 No Opt. Call N/R 528,750
500 4.250%, 9/01/24 No Opt. Call N/R 545,130
750 5.000%, 9/01/25 9/24 at 100.00 N/R 830,992
Romoland School District, California, Special Tax Bonds,
Community Facilities District 2004-1 Heritage Lake
Improvement Area 1 & 2, Refunding Series 2015:
1,515 5.000%, 9/01/25 No Opt. Call N/R 1,735,054
1,655 5.000%, 9/01/26 9/25 at 100.00 N/R 1,888,405
805 5.000%, 9/01/27 9/25 at 100.00 N/R 914,705
Roseville, California, Special Tax Bonds, Community
Facilities District 1 Creekview Improvement Area 1, Series
2021:
1,000 4.000%, 9/01/36 9/28 at 103.00 N/R 1,136,430
500 4.000%, 9/01/41 9/28 at 103.00 N/R 563,515
1,000 4.000%, 9/01/46 9/28 at 103.00 N/R 1,118,270
Roseville, California, Special Tax Bonds, Community
Facilities District 1 Hewlett Parkard Campus Oaks, Series
2016:
960 4.000%, 9/01/26 No Opt. Call N/R 1,079,597
345 5.000%, 9/01/31 9/26 at 100.00 N/R 398,640
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/27
9/25 at 100.00 N/R 1,137,440
San Bernardino County, California, Special Tax Bonds,
Community Facilities District 2002-1 Kaiser Commerce
Center, Refunding Series 2014:
400 5.000%, 9/01/23 No Opt. Call N/R 428,900
655 5.000%, 9/01/26 9/24 at 100.00 N/R 722,472
San Clemente, California, Special Tax Revenue Bonds,
Community Facilities District 2006-1 Marblehead Coastal,
Series 2015:
175 4.000%, 9/01/23 No Opt. Call N/R 184,254
90 5.000%, 9/01/24 No Opt. Call N/R 99,844
465 5.000%, 9/01/25 No Opt. Call N/R 532,183
290 5.000%, 9/01/26 9/25 at 100.00 N/R 330,899
470 5.000%, 9/01/27 9/25 at 100.00 N/R 534,052
475 5.000%, 9/01/29 9/25 at 100.00 N/R 536,460
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission
Bay South Redevelopment Project, Series 2014A:
360 5.000%, 8/01/23 No Opt. Call A- 386,071
400 5.000%, 8/01/24 No Opt. Call A- 446,172
350 5.000%, 8/01/25 8/24 at 100.00 A- 390,327
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission
Bay South Redevelopment Project, Subordinate Series
2016D:
5,500 0.000%, 8/01/23, 144A 1/22 at 93.54 N/R 5,138,760
750 0.000%, 8/01/26, 144A 1/22 at 80.96 N/R 606,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,255 San Jacinto, California, Special Tax Bonds, Community Facilities District
2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30
9/26 at 100.00 N/R $ 1,458,887
22,605 Southern California Public Power Authority, Natural Gas Project
1 Revenue Bonds, Series 2007A, 1.558%, 11/01/38 (3-Month
LIBOR*0.67% reference rate + 1.470% spread) (5)
No Opt. Call BBB+ 22,235,408
125 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27,
144A
No Opt. Call N/R 135,852
1,310 Three Rivers Levee Improvement Authority, California, Special Tax
Revenue Bonds, Community Facilities District 2006-1, Refunding Series
2021A, 4.000%, 9/01/46
9/28 at 103.00 N/R 1,495,509
Tracy, California, Special Tax Bonds, Community Facilities
District 2016-2,  Improvement Area 2, Series 2021:
375 4.000%, 9/01/36 9/28 at 103.00 N/R 432,000
550 4.000%, 9/01/41 9/28 at 103.00 N/R 631,702
800 4.000%, 9/01/46 9/28 at 103.00 N/R 913,832
Tustin, California,Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
250 5.000%, 9/01/26 9/25 at 100.00 N/R 286,130
225 5.000%, 9/01/28 9/25 at 100.00 N/R 255,393
Vernon, California, Electric System Revenue Bonds, Series
2021A:
1,500 5.000%, 4/01/26 No Opt. Call N/R 1,757,175
2,000 5.000%, 10/01/26 No Opt. Call N/R 2,375,840
1,750 5.000%, 4/01/27 No Opt. Call N/R 2,106,737
2,700 5.000%, 10/01/27 No Opt. Call N/R 3,285,495
1,310 5.000%, 4/01/28 No Opt. Call N/R 1,610,187
320 Vernon, California, Electric System Revenue Bonds, Series 2022A,
5.000%, 8/01/23 (WI/DD, Settling 5/05/22)
No Opt. Call N/R 336,682
215 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015, 5.000%, 9/01/25
No Opt. Call N/R 234,937
7,360 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.000%, 9/01/25
9/22 at 102.00 N/R 7,704,816
William S. Hart Union High School District, Los Angeles
County, California, Special Tax Bonds, Community Facilities
District 2015-1, Series 2017:
400 5.000%, 9/01/28 9/26 at 100.00 N/R 465,824
350 5.000%, 9/01/30 9/26 at 100.00 N/R 404,635
711,759 Total California 581,038,241
Colorado - 4.1%
2,610 Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Limited Tax Convertible
to Unlimited Tax Series 2018A, 4.500%, 12/01/28, (Pre-refunded
12/01/23)
12/23 at 103.00 N/R (6) 2,797,789
1,400 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 1,511,230
6,330 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 6,549,018
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 500,630

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,655 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 4.375%, 12/01/28
12/23 at 103.00 N/R $ 2,843,372
500 Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series
2006, 5.875%, 10/01/26 - SYNCORA GTY Insured, (ETM)
No Opt. Call BBB (6) 569,605
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
535 4.000%, 12/01/29 9/24 at 103.00 N/R 567,282
1,850 5.000%, 12/01/48 9/24 at 103.00 N/R 1,965,717
500 Base Village Metropolitan District 2, Colorado, General Obligation
Bonds, Refunding Series 2016A, 5.750%, 12/01/46
1/22 at 103.00 N/R 515,965
500 Baseline Metropolitan District 1, In the City and County of Broomfield,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/24 at 103.00 N/R 532,955
434 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%,
12/01/27
12/22 at 103.00 N/R 454,433
825 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.000%, 12/01/40, 144A
12/25 at 103.00 N/R 909,051
Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A:
734 5.000%, 12/01/35 6/24 at 103.00 N/R 794,092
3,500 5.125%, 12/01/48 6/24 at 103.00 N/R 3,763,200
Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A:
3,079 5.000%, 12/01/39 6/24 at 103.00 N/R 3,329,569
17,050 5.000%, 12/01/49 6/24 at 103.00 N/R 18,283,056
500 Broomfield Village Metropolitan District 2, In the City and County of
Broomfield, Colorado, General Obligation Limited Tax and Revenue
Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A
12/26 at 103.00 N/R 548,100
2,100 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.000%, 12/01/37
12/22 at 103.00 N/R 2,196,411
415 Cathedral Pines Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26
No Opt. Call Ba1 441,469
11,135 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
12/22 at 103.00 N/R 11,718,697
1,957 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 4.375%, 12/01/32
12/22 at 103.00 N/R 2,045,437
1,055 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 4.000%, 12/01/31
12/26 at 103.00 N/R 1,114,249
275 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/23
No Opt. Call A+ 292,493
2,110 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017,
4.625%, 10/01/27
No Opt. Call N/R 2,272,196

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 335 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%,
7/01/26, 144A
7/25 at 100.00 BB $ 353,408
500 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Eagle Ridge Academy Project, Refunding &
Improvement Series 2016, 5.000%, 11/01/36, 144A
1/22 at 100.00 BB+ 501,080
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A,
5.000%, 1/15/29
1/24 at 100.00 A+ 534,535
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Skyview Academy Project,
Series 2014:
415 4.125%, 7/01/24, 144A No Opt. Call BB 429,521
500 5.125%, 7/01/34, 144A 7/24 at 100.00 BB 533,385
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3 717,990
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
2,165 5.000%, 10/01/29, 144A 10/27 at 100.00 Ba1 2,470,568
2,270 5.000%, 10/01/39, 144A 10/27 at 100.00 Ba1 2,538,178
3,520 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1 3,882,736
360 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%,
8/01/24
No Opt. Call N/R 372,784
700 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A
2/26 at 100.00 N/R 719,929
530 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2012B, 4.000%,
12/01/26, (Pre-refunded 12/01/22)
12/22 at 100.00 A- (6) 548,439
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Frasier Meadows Project, Refunding & Improvement
Series 2017A:
400 5.000%, 5/15/27 No Opt. Call BB+ 470,980
250 5.250%, 5/15/28 5/27 at 100.00 BB+ 295,590
2,275 5.250%, 5/15/30 5/27 at 100.00 BB+ 2,669,462
550 5.250%, 5/15/32 5/27 at 100.00 BB+ 641,080
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Frasier Project, Refunding Bonds Series 2023A.
Forward Delivery:
1,375 4.000%, 5/15/41 (WI/DD, Settling 2/15/23) 5/28 at 103.00 N/R 1,469,586
900 4.000%, 5/15/48 (WI/DD, Settling 2/15/23) 5/28 at 103.00 N/R 944,469
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sunny Vista Living Center Project, Refunding &
Improvement Series 2015A:
640 5.000%, 12/01/25, 144A No Opt. Call N/R 632,109
750 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 741,135
500 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.625%, 12/01/32
12/23 at 103.00 N/R 539,490
555 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2016, 4.625%, 12/01/31
1/22 at 103.00 N/R 572,344

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Science and Technology Park Metropolitan
District No.1, Special Revenue  Improvement Bonds,
Refunding Series 2018:
$ 3,438 4.375%, 12/01/26 12/23 at 103.00 N/R $ 3,685,983
2,140 5.000%, 12/01/33 12/23 at 103.00 N/R 2,295,728
1,123 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
4.000%, 12/01/29
12/24 at 103.00 N/R 1,171,053
594 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26
12/25 at 100.00 N/R 641,639
1,990 Cundall Farms Metropolitan District, In the City of Thornton, Colorado,
General Obligation Limited Tax Convertbile to Unlimited Tax,
Refunding Series 2017A, 4.625%, 12/01/32, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (6) 2,126,295
1,358 Denver Gateway Center Metropolitan District, In the City and County
of Denver, Colorado, General Obligation Limited Tax Bonds, Series
2018A, 5.500%, 12/01/38
12/23 at 103.00 N/R 1,456,822
Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A:
510 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R 552,988
1,695 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R 1,838,482
DIATC Metropolitan District, Commerce City, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2019:
590 3.250%, 12/01/29, 144A 9/24 at 103.00 N/R 618,727
740 5.000%, 12/01/39, 144A 9/24 at 103.00 N/R 798,852
850 Eaton Area Park and Recreation District, Colorado, General Obligation
Limited Tax Bonds, Series 2015, 5.000%, 12/01/24, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R (6) 886,881
500 Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 3.750%, 12/01/29, 144A
6/26 at 103.00 N/R 516,945
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
3,570 5.250%, 12/01/24 No Opt. Call N/R 3,768,528
1,500 5.750%, 12/01/30 12/24 at 100.00 N/R 1,577,220
2,300 6.000%, 12/01/38 12/24 at 100.00 N/R 2,374,589
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R 2,007,340
Grand Junction Dos Rios General Improvement District,
Grand Junction, Mesa County, Colorado, Special Revenue
Bonds, Series 2021:
3,035 4.000%, 12/01/31 12/26 at 103.00 N/R 3,056,670
500 4.500%, 12/01/41 12/26 at 103.00 N/R 503,620
1,170 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.250%, 12/01/32
9/25 at 103.00 N/R 1,289,387
950 Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado,
General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax
Series 2017, 4.500%, 12/01/32, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (6) 1,015,360
1,375 Hawthorn Metropolitan District No. 2, Jefferson County, Colorado,
General Obligation, Refunding Series 2017A, 4.500%, 12/01/32
12/22 at 103.00 N/R 1,435,624
1,395 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%,
12/01/28
12/24 at 100.00 N/R 1,514,105

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Highlands Metropolitan District 1, Broomfield City  and
County, colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2021:
$ 650 4.000%, 12/01/31 3/26 at 103.00 N/R $ 677,722
550 5.000%, 12/01/41 3/26 at 103.00 N/R 592,240
3,929 Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds,
Series 2016A, 5.125%, 12/01/31
1/22 at 103.00 N/R 4,053,196
500 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2018A, 4.625%, 12/01/27
12/23 at 103.00 N/R 533,190
1,500 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
12/23 at 100.00 N/R 1,423,095
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 N/R 539,865
1,160 Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41
6/26 at 103.00 N/R 1,228,359
1,000 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.500%,
12/01/41
12/26 at 103.00 N/R 1,001,940
607 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 N/R 642,740
1,245 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34
12/23 at 103.00 N/R 1,354,261
North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-2:
5,270 5.125%, 12/01/28 12/23 at 103.00 N/R 5,756,157
1,540 5.500%, 12/01/34 12/23 at 103.00 N/R 1,678,739
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R 2,206,020
600 One Horse Business Improvement District, Lakewood, Colorado, Sales
Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24
1/22 at 100.00 N/R 601,470
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
2,190 4.000%, 12/01/29 12/24 at 103.00 N/R 2,360,689
1,500 5.000%, 12/01/39 12/24 at 103.00 N/R 1,637,250
1,000 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
- NPFG Insured
12/25 at 100.00 Baa2 1,130,040
2,900 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%,
12/01/51, 144A
3/26 at 103.00 N/R 3,158,767
2,385 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 4.125%,
12/15/27, 144A
12/26 at 100.00 N/R 2,543,889
525 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Convertible to Unlimited Tax Series 2021A,
3.750%, 12/01/41
9/26 at 103.00 N/R 534,791
440 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call A- 549,063
13,485 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 15,272,302

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R $ 519,445
Red Sky Ranch Metropolitan District, Eagle County,
Colorado, General Obligation Bonds, Refunding &
Improvement Series 2015:
200 4.250%, 12/01/28 12/24 at 100.00 N/R 209,984
335 4.375%, 12/01/30 12/24 at 100.00 N/R 350,299
4,475 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R 4,461,127
496 Serenity Ridge Metropolitan District No. 2, In the City of Aurora,
Arapahoe County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding and Improvement Bonds
Series 2018A, 4.500%, 12/01/28, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R (6) 532,223
Siena Lake Metropolitan District, Gypsum, Colorado,
General Obligation Limited Tax Bonds, Series 2021:
790 3.250%, 12/01/31 9/26 at 103.00 N/R 792,101
1,000 3.750%, 12/01/41 9/26 at 103.00 N/R 1,003,030
1,611 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31
1/22 at 103.00 N/R 1,661,440
2,755 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33
12/23 at 103.00 N/R 2,955,619
SouthGlenn Metropolitan District, Colorado, Special
Revenue Bonds, Refunding Series 2016:
5,555 3.500%, 12/01/26 1/22 at 103.00 N/R 5,726,594
3,435 5.000%, 12/01/30 1/22 at 103.00 N/R 3,543,752
400 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call Ba1 424,456
3,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.125%, 12/01/47
12/22 at 103.00 N/R 3,155,070
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.750%, 12/01/40
12/25 at 102.00 N/R 545,955
2,475 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%,
12/01/30
12/22 at 102.00 N/R 2,600,482
Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series
2020:
1,000 5.000%, 12/01/40 12/25 at 103.00 N/R 1,101,010
2,000 5.125%, 12/01/50 12/25 at 103.00 N/R 2,193,320
1,005 Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A, 5.250%, 12/01/39
12/25 at 103.00 N/R 1,087,038
520 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding & Improvement Series 2019, 3.500%,
12/01/29
9/24 at 103.00 N/R 552,053
1,350 Todd Creek Village Metropolitan District, Colorado, Water Activity
Entrprise Revenue Bonds, Refunding Series 2018A, 5.250%, 12/01/33
12/28 at 100.00 BBB 1,633,729
620 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 4.375%, 12/01/30
9/24 at 103.00 N/R 662,377

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited
Bonds, Series 2021A-1:
$ 6,000 5.000%, 12/01/41 3/26 at 103.00 N/R $ 6,700,560
9,920 5.000%, 12/01/51 3/26 at 103.00 N/R 10,970,826
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
10,000 5.125%, 12/01/34 12/23 at 103.00 N/R 10,761,000
630 5.375%, 12/01/39 12/23 at 103.00 N/R 678,434
Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series
2021:
530 5.000%, 12/01/36 3/26 at 103.00 N/R 590,727
2,465 5.000%, 12/01/41 3/26 at 103.00 N/R 2,721,607
12,125 5.000%, 12/01/51 3/26 at 103.00 N/R 13,261,840
485 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds, Refunding
& Improvement Series 2020, 4.150%, 12/01/30
12/25 at 103.00 N/R 535,518
1,625 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R 1,766,684
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
1,065 4.000%, 12/01/31, 144A 9/26 at 103.00 N/R 1,090,379
8,000 4.000%, 12/01/36, 144A 9/26 at 103.00 N/R 8,083,840
13,365 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R 13,381,840
1,510 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 N/R 1,625,681
263,680 Total Colorado 281,583,477
Connecticut - 0.6%
8,660 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
1/22 at 100.00 Caa1 8,668,487
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,450 5.000%, 10/01/39, 144A 10/24 at 104.00 BB 1,595,899
12,000 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 13,119,360
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A
1/26 at 102.00 BB+ 567,125
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020B-1, 3.250%, 1/01/27, 144A
1/23 at 100.00 BB+ 761,602
5,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2012J, 5.000%, 7/01/37
7/22 at 100.00 BBB+ 5,321,056
10,000 Connecticut State, General Obligation Bonds, Securities Industry &
Financial Markets Association Index Series 2015C, 1.300%, 6/15/24,
(UB) (SIFMA reference rate + 1.250% spread) (4),(5)
No Opt. Call A 10,205,300
Steel Point Infrastructure Improvement District,
Connecticut, Special Obligation Revenue Bonds,
Steelpointe Harbor Project, Series 2021:
600 4.000%, 4/01/31 4/30 at 100.00 N/R 659,400
910 4.000%, 4/01/36 4/30 at 100.00 N/R 976,657
1,160 4.000%, 4/01/41 4/30 at 100.00 N/R 1,231,642
41,230 Total Connecticut 43,106,528

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware - 0.4%
$ 23,500 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/1/2025)
10/25 at 100.00 BBB- $ 23,557,575
Delaware Economic Development Authority, Revenue
Bonds, ASPIRA of Delaware Charter Operations, Inc.
Project, Series 2016A:
800 3.250%, 6/01/26 No Opt. Call BB 827,224
1,000 5.000%, 6/01/36 6/26 at 100.00 BB 1,092,350
1,220 Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, 144A
3/25 at 100.00 N/R 1,331,240
26,520 Total Delaware 26,808,389
District of Columbia - 0.1%
District of Columbia, Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A:
645 4.125%, 7/01/27 7/24 at 103.00 N/R 682,719
270 5.000%, 7/01/32 7/24 at 103.00 N/R 291,414
380 District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A,
5.000%, 7/01/23, (ETM)
No Opt. Call N/R (6) 397,036
665 District of Columbia, Revenue Bonds, The Methodist Home of the District
of Columbia, Series 1999, 4.500%, 1/01/25
No Opt. Call N/R 681,658
3,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 - AGM
Insured
10/29 at 100.00 A2 3,421,440
4,960 Total District of Columbia 5,474,267
Florida - 12.8%
250 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 5.500%, 11/01/25
No Opt. Call N/R 267,657
28,635 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 0.984%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (5)
1/22 at 100.00 A3 28,505,570
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-A Series 2018A:
375 4.000%, 11/01/24 No Opt. Call N/R 387,731
735 4.750%, 11/01/29 11/28 at 100.00 N/R 815,593
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-B Series 2018A:
435 4.375%, 11/01/24, 144A No Opt. Call N/R 452,048
860 4.750%, 11/01/29, 144A No Opt. Call N/R 956,165
480 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016, 5.500%, 11/01/30
11/26 at 100.00 N/R 516,950
620 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.625%, 5/01/28
No Opt. Call N/R 664,367
430 Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28,
144A
11/27 at 100.00 N/R 470,231
155 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28
No Opt. Call N/R 166,410

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 450 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28
No Opt. Call N/R $ 489,209
Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021:
150 2.375%, 5/01/26 No Opt. Call N/R 150,827
250 3.000%, 5/01/32 No Opt. Call N/R 254,115
740 3.375%, 5/01/41 5/32 at 100.00 N/R 756,265
205 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series
2019, 3.700%, 11/01/29
No Opt. Call N/R 220,082
3,000 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R 3,003,360
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021:
1,175 2.600%, 5/01/26 No Opt. Call N/R 1,188,219
1,355 3.200%, 5/01/31 No Opt. Call N/R 1,398,251
1,000 3.750%, 5/01/41 5/31 at 100.00 N/R 1,048,610
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Master
Improvements Project, Series 2021:
1,005 2.250%, 5/01/26, 144A No Opt. Call N/R 1,006,920
985 2.750%, 5/01/31, 144A No Opt. Call N/R 988,250
570 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%,
5/01/29
No Opt. Call N/R 617,532
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4
Project, Series 2020:
710 3.800%, 5/01/32, 144A 5/30 at 100.00 N/R 753,260
165 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R 178,794
535 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24
No Opt. Call N/R 573,327
Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
2 Project, Series 2021:
100 2.450%, 11/01/26 No Opt. Call N/R 100,657
175 3.100%, 11/01/31 No Opt. Call N/R 177,945
500 3.400%, 11/01/41 11/31 at 100.00 N/R 510,050
295 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
4.500%, 11/01/28, 144A
No Opt. Call N/R 318,901
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021:
500 2.375%, 5/01/26, 144A No Opt. Call N/R 501,370
1,000 2.875%, 5/01/31, 144A No Opt. Call N/R 1,006,280
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018:
100 4.000%, 11/01/24, 144A No Opt. Call N/R 103,662
200 4.500%, 11/01/29, 144A No Opt. Call N/R 222,312

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018:
$ 590 4.000%, 11/01/24, 144A No Opt. Call N/R $ 611,529
1,165 4.500%, 11/01/29, 144A No Opt. Call N/R 1,294,408
515 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A,
Series 2020, 3.000%, 5/01/30
No Opt. Call N/R 533,509
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018:
85 4.000%, 11/01/24, 144A No Opt. Call N/R 88,190
170 4.500%, 11/01/29, 144A No Opt. Call N/R 189,419
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Series 2015:
770 4.750%, 11/01/26 11/25 at 100.00 N/R 839,855
1,125 5.000%, 11/01/31 11/25 at 100.00 N/R 1,223,516
540 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.000%,
11/01/28
11/25 at 100.00 N/R 583,924
585 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%,
11/01/25
No Opt. Call N/R 619,626
Bannon Lakes Community Development District, Saint
Johns County, Florida, Special Assessment Revenue Bonds,
Series 2021:
200 3.000%, 5/01/31, 144A No Opt. Call N/R 203,988
700 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R 719,383
535 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 2.750%, 11/01/25
No Opt. Call N/R 541,714
275 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26
9/23 at 100.00 BBB 285,456
Bay Laurel Center Community Development District,
Marion County, Florida, Special Assessment Bonds,
Refunding Indigo Series 2016:
40 3.500%, 5/01/22 No Opt. Call N/R 40,201
45 3.500%, 5/01/23 No Opt. Call N/R 45,833
45 3.750%, 5/01/24 No Opt. Call N/R 46,625
30 3.750%, 5/01/25 No Opt. Call N/R 31,392
Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019
A-1:
300 4.250%, 11/01/24, 144A No Opt. Call N/R 310,020
600 4.750%, 11/01/29, 144A No Opt. Call N/R 660,882
240 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A
No Opt. Call N/R 277,586
480 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.000%, 11/01/27
No Opt. Call BBB 553,195
490 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2016, 3.750%, 11/01/31
11/26 at 100.00 BBB 515,931

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Bellalago Educational Facilities Benefit District, Florida,
Capital Improvement Bonds, Refunding Series 2014:
$ 1,125 3.875%, 5/01/24 No Opt. Call A2 $ 1,203,907
1,165 4.000%, 5/01/25 5/24 at 100.00 A2 1,258,713
1,220 4.125%, 5/01/26 5/24 at 100.00 A2 1,319,942
1,070 4.250%, 5/01/27 5/24 at 100.00 A2 1,158,757
640 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A, 4.750%, 11/01/27
No Opt. Call N/R 714,208
Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020:
230 2.500%, 12/15/25 No Opt. Call N/R 234,149
200 3.125%, 12/15/30 No Opt. Call N/R 208,450
Berry Bay Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021:
500 2.625%, 5/01/26 No Opt. Call N/R 504,950
645 3.125%, 5/01/31 No Opt. Call N/R 661,699
1,955 3.625%, 5/01/41 5/31 at 100.00 N/R 2,019,065
350 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2020, 3.750%,
6/15/40
6/30 at 100.00 N/R 370,261
1,010 Blue Lake Community Development District, Lee County, Florida, Special
Assessment Bonds, 2019 Project Series 2019, 4.000%, 6/15/32
6/29 at 100.00 N/R 1,105,607
Boggy Branch Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2021:
455 3.000%, 5/01/31 No Opt. Call N/R 464,082
1,170 3.500%, 5/01/41 5/31 at 100.00 N/R 1,202,830
1,100 Botaniko Community Development District, Weston, Florida, Special
Assessment Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 N/R 1,150,281
Brightwater Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1
Project, Series 2021:
425 2.375%, 5/01/26 No Opt. Call N/R 425,574
405 2.850%, 5/01/31 No Opt. Call N/R 405,798
1,050 3.150%, 5/01/41 5/31 at 100.00 N/R 1,055,040
630 Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28,
144A
No Opt. Call N/R 675,706
250 Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28
11/27 at 100.00 N/R 271,722
Cape Coral Health Facilities Authority, Florida, Senior
Housing Revenue Bonds, Gulf Care Inc. Project, Series
2015:
550 4.500%, 7/01/22, 144A No Opt. Call N/R 555,043
1,230 4.750%, 7/01/24, 144A No Opt. Call N/R 1,288,536
Capital Projects Finance Authority, Florida, Student
Housing Revenue Bonds, Capital Projects Loan Program,
Refunding Series 2020A-1:
1,500 5.000%, 10/01/33 10/30 at 100.00 Baa3 1,841,655
1,750 5.000%, 10/01/34 10/30 at 100.00 Baa3 2,142,280

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
$ 370 4.000%, 12/15/23, 144A No Opt. Call N/R $ 386,080
380 4.000%, 12/15/24, 144A No Opt. Call N/R 403,100
300 4.000%, 12/15/25, 144A No Opt. Call N/R 322,422
355 5.000%, 12/15/26, 144A 7/26 at 100.00 N/R 398,285
330 5.000%, 12/15/27, 144A 7/26 at 100.00 N/R 368,273
350 5.000%, 12/15/28, 144A 7/26 at 100.00 N/R 388,525
365 5.000%, 12/15/29, 144A 7/26 at 100.00 N/R 403,358
510 5.000%, 12/15/30, 144A 7/26 at 100.00 N/R 560,842
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools, Series 2021A:
220 3.000%, 7/01/31, 144A No Opt. Call Ba2 229,431
165 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2 181,837
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools, Series
2021A-2:
500 2.500%, 7/01/31, 144A No Opt. Call N/R 500,415
750 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 826,530
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, Imagine School at Land O'Lakes Project,
Series 2020A:
425 3.000%, 12/15/29, 144A No Opt. Call Ba1 442,884
645 5.000%, 12/15/39, 144A 12/30 at 100.00 Ba1 768,988
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31,
144A
No Opt. Call N/R 239,465
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/41,
144A
6/31 at 100.00 N/R 258,881
3,245 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/45, 144A
12/28 at 100.00 N/R 3,416,044
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
900 5.900%, 8/15/28, 144A No Opt. Call N/R 989,964
515 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R 569,399
Capital Trust Agency, Florida, Revenue Bonds, Educational
Growth Fund, LLC, Charter School Portfolio Projects, Series
2021A-1:
4,540 3.375%, 7/01/31, 144A No Opt. Call N/R 4,862,885
11,685 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R 13,353,851
1,895 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A, 4.750%, 7/01/27, 144A
No Opt. Call Ba1 2,066,801
Capital Trust Agency, Florida, Revenue Bonds, Provision
CARES Proton Therapy Center, Orlando Project, Series
2018:
6,985 0.000%, 6/01/28, 144A (7) No Opt. Call N/R 3,213,100
14,560 0.000%, 6/01/33, 144A (7) 6/28 at 100.00 N/R 6,697,600
2,000 7.500%, 6/01/48, 144A (7) 6/28 at 100.00 N/R 920,000
1,425 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call N/R 1,509,574
1,855 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 4.000%, 6/15/29, 144A
6/26 at 100.00 N/R 1,978,654
570 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba2 620,798

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 450 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba2 $ 494,055
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,645 5.000%, 8/01/27, 144A 8/24 at 103.00 N/R 1,625,260
490 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 477,833
745 Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%,
11/01/29
11/26 at 100.00 N/R 825,967
Celebration Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series
2021:
210 2.250%, 5/01/26 No Opt. Call N/R 210,092
240 2.750%, 5/01/31 No Opt. Call N/R 240,315
435 3.125%, 5/01/41 5/31 at 100.00 N/R 436,209
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2014:
525 4.750%, 5/01/24 No Opt. Call N/R 561,577
2,940 5.000%, 5/01/34 5/24 at 100.00 N/R 3,115,165
2,630 5.125%, 5/01/45 5/24 at 100.00 N/R 2,781,830
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2017:
125 4.000%, 5/01/22, 144A No Opt. Call N/R 125,957
1,330 5.000%, 5/01/32, 144A 5/27 at 100.00 N/R 1,486,541
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2021:
500 2.375%, 5/01/26 No Opt. Call N/R 504,015
1,215 3.000%, 5/01/31 No Opt. Call N/R 1,234,586
3,460 3.375%, 5/01/41 5/31 at 100.00 N/R 3,520,965
Centre Lake Community Development District, Miami
Lakes, Florida, Special Assessment Bonds, Series 2016:
375 4.125%, 12/15/27 12/26 at 100.00 N/R 399,521
500 4.500%, 12/15/32 12/26 at 100.00 N/R 544,310
Centre Lake Community Development District, Miami
Lakes, Florida, Special Assessment Bonds, Series 2021:
230 2.750%, 5/01/26, 144A No Opt. Call N/R 237,785
250 2.750%, 5/01/29, 144A No Opt. Call N/R 257,028
255 3.000%, 5/01/42, 144A 5/31 at 100.00 N/R 256,441
Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1 Project, Series 2020A-1:
355 3.000%, 5/01/25 No Opt. Call N/R 362,374
625 3.250%, 5/01/31 5/30 at 100.00 N/R 652,181
Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project,
Series 2021:
175 2.500%, 5/01/26, 144A No Opt. Call N/R 175,864
900 3.375%, 5/01/41, 144A 5/31 at 100.00 N/R 913,671
Charlotte County Industrial Development Authority,
Florida, Utility System Revenue Bonds, Town & Country
Utilities Project, Series 2019:
2,175 5.000%, 10/01/29, (AMT), 144A 10/27 at 100.00 N/R 2,429,410
2,500 5.000%, 10/01/34, (AMT), 144A 10/27 at 100.00 N/R 2,789,325

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,250 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2021A,
4.000%, 10/01/41, (AMT), 144A
10/31 at 100.00 N/R $ 1,355,250
300 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series
2019, 4.000%, 6/15/29, 144A
No Opt. Call N/R 327,618
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series
2013A:
1,635 4.500%, 6/01/23 No Opt. Call BBB- 1,685,391
500 5.250%, 6/01/28 6/23 at 100.00 BBB- 525,520
1,000 5.625%, 6/01/33 6/23 at 100.00 BBB- 1,052,220
4,710 Collier County Industrial Development Authority, Florida, Continuing
Care Community Revenue Bonds, Arlington of Naples Project, Series
2014A, 0.000%, 5/15/24, 144A (7),(8)
No Opt. Call N/R 2,469,182
665 Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A, 4.100%, 12/01/27, 144A
No Opt. Call N/R 705,040
390 Concord Station Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Refunding Subordinate
Lien Series 2016A-2, 4.125%, 5/01/26
No Opt. Call N/R 406,871
100 Connerton West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2 Phase 2, 4.625%, 5/01/28
No Opt. Call N/R 105,774
Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019:
135 3.875%, 11/01/24, 144A No Opt. Call N/R 139,496
270 4.000%, 11/01/29, 144A No Opt. Call N/R 293,595
Coral Keys Homes Community Development District,
Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Series 2020:
200 2.750%, 5/01/25 No Opt. Call N/R 203,398
165 3.125%, 5/01/30 No Opt. Call N/R 172,149
1,000 Cordoba Ranch Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Refunding Series 2021,
3.000%, 5/01/37
5/31 at 100.00 N/R 1,018,180
1,555 Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016, 4.250%,
11/01/27
No Opt. Call N/R 1,623,311
Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017:
350 3.750%, 11/01/23, 144A No Opt. Call N/R 356,272
735 4.500%, 11/01/28, 144A No Opt. Call N/R 783,245
Creek Preserve Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
465 3.875%, 11/01/24, 144A No Opt. Call N/R 479,415
1,200 4.250%, 11/01/30, 144A 11/29 at 100.00 N/R 1,304,640
525 Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%,
11/01/27
No Opt. Call N/R 562,181
Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018:
405 4.375%, 11/01/24, 144A No Opt. Call N/R 417,964
795 4.750%, 11/01/29, 144A No Opt. Call N/R 876,265

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Crossings at Fleming Island Community Development
District, Florida, Special Assessment Revenue Bonds,
Refunding Senior Lien Series 2014A-1:
$ 1,200 4.000%, 5/01/24 No Opt. Call BBB $ 1,230,672
6,475 4.500%, 5/01/30 5/24 at 100.00 BBB 6,741,317
Crystal Cay Community Development District, Florida,
Special Assessment Bonds, 2021 Project, Series 2021:
225 2.250%, 5/01/26 No Opt. Call N/R 225,255
325 2.700%, 5/01/31 No Opt. Call N/R 325,640
855 3.050%, 5/01/41 5/31 at 100.00 N/R 859,121
2,160 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call N/R 2,382,912
Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series
2020A:
895 3.000%, 5/01/25, 144A No Opt. Call N/R 910,922
1,290 3.500%, 5/01/30, 144A No Opt. Call N/R 1,354,823
360 4.000%, 5/01/40, 144A 5/31 at 100.00 N/R 386,366
Cypress Park Estates Community Development District,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Project, Series 2020:
310 2.625%, 5/01/25, 144A No Opt. Call N/R 313,463
295 3.250%, 5/01/30, 144A No Opt. Call N/R 305,145
580 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.000%, 5/01/40, 144A
5/32 at 100.00 N/R 623,657
Cypress Preserve Community Development District, Pasco
County, Florida, Special Assessment Bonds, Assessment
Area 2, Series 2019:
955 3.750%, 11/01/31 11/29 at 100.00 N/R 1,027,208
1,670 4.000%, 11/01/39 11/29 at 100.00 N/R 1,782,140
Downden West Community Development District, Florida,
Revenue Bonds Series 2018:
200 4.350%, 5/01/23, 144A No Opt. Call N/R 203,194
720 4.850%, 5/01/29, 144A No Opt. Call N/R 789,566
1,160 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 2, Series 2018, 4.250%, 12/15/28,
144A
No Opt. Call N/R 1,258,646
2,535 Durbin Crossing Community Development District, Florida, Special
Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32
- AGM Insured
5/27 at 100.00 AA 3,062,153
Eagle Pointe Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2020 Project
Assessment Area Series 2020:
300 3.000%, 5/01/25, 144A No Opt. Call N/R 306,258
575 3.625%, 5/01/31, 144A 5/30 at 100.00 N/R 612,122
East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021:
160 2.500%, 5/01/26 No Opt. Call N/R 160,624
245 3.000%, 5/01/31 No Opt. Call N/R 247,969
650 3.300%, 5/01/41 5/31 at 100.00 N/R 659,380
345 East Bonita Beach Road Community Development District, Bonita
Springs, Florida, Special Assessment Bonds, Area 1 Series 2018,
4.375%, 11/01/29, 144A
11/28 at 100.00 N/R 376,340
2,245 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25
5/22 at 100.00 N/R 2,263,925

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019:
$ 160 3.750%, 11/01/24 No Opt. Call N/R $ 164,990
280 4.125%, 11/01/29 No Opt. Call N/R 305,231
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2018:
270 4.250%, 5/01/24 No Opt. Call N/R 277,044
550 4.600%, 5/01/29 No Opt. Call N/R 604,038
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2021:
430 2.400%, 5/01/26 No Opt. Call N/R 432,365
500 3.000%, 5/01/31 No Opt. Call N/R 507,720
1,270 3.500%, 5/01/41 5/31 at 100.00 N/R 1,296,340
Eden Hills Community Development District, Lake Alfred,
Florida, Special Assessment Revenue Bonds, Phase 1
Series 2020:
115 2.750%, 5/01/25 No Opt. Call N/R 116,640
110 3.250%, 5/01/30 No Opt. Call N/R 114,058
Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021:
525 2.500%, 5/01/26 No Opt. Call N/R 530,696
800 3.100%, 5/01/31 No Opt. Call N/R 823,456
2,000 3.600%, 5/01/41 5/31 at 100.00 N/R 2,077,060
Entrada Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021:
270 2.125%, 5/01/26, 144A No Opt. Call N/R 270,702
370 2.625%, 5/01/31, 144A No Opt. Call N/R 370,858
930 3.125%, 5/01/41, 144A 5/31 at 100.00 N/R 938,612
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1:
465 4.500%, 11/01/23, 144A No Opt. Call N/R 479,694
1,690 5.000%, 11/01/29, 144A No Opt. Call N/R 1,879,212
285 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2,
5.600%, 11/01/29, 144A
No Opt. Call N/R 326,564
455 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021,
3.000%, 5/01/31
No Opt. Call N/R 461,702
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2021A:
385 2.450%, 11/01/26, 144A No Opt. Call N/R 387,356
675 3.100%, 11/01/31, 144A No Opt. Call N/R 686,495
1,810 3.400%, 11/01/41, 144A 11/31 at 100.00 N/R 1,843,304
565 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28
11/27 at 100.00 N/R 610,240
Epperson Ranch II Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018A-1:
315 4.250%, 5/01/24, 144A No Opt. Call N/R 322,872
180 5.500%, 11/01/29, 144A No Opt. Call N/R 203,672
280 5.000%, 5/01/30, 144A 5/29 at 100.00 N/R 309,671
735 ESCROW MCLEOD USA, 6.500%, 3/04/26 (7) No Opt. Call N/R 14,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-1, 3.625%,
11/01/30
11/29 at 100.00 N/R $ 1,062,920
300 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%,
11/01/30
11/29 at 100.00 N/R 318,870
680 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%,
11/01/26
No Opt. Call N/R 757,119
Evergreen Community Development District, Florida,
Special Assessment Bonds, Series 2019:
210 4.125%, 11/01/24, 144A No Opt. Call N/R 216,021
500 4.250%, 11/01/29, 144A No Opt. Call N/R 542,315
350 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.000%, 5/01/40
5/30 at 100.00 N/R 375,427
300 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A, 5.000%, 6/15/27, 144A
6/26 at 100.00 N/R 319,905
260 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2018A, 5.000%, 6/15/28, 144A
6/26 at 100.00 N/R 276,367
1,630 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A, 5.000%, 6/15/31, 144A
6/29 at 102.00 N/R 1,853,098
1,025 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2014A, 5.750%, 7/01/24
No Opt. Call N/R 1,071,545
905 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R 959,173
4,040 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project, Series
2017C, 5.150%, 7/01/27, 144A
No Opt. Call N/R 4,421,780
3,425 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A,
4.000%, 7/15/26, 144A
No Opt. Call N/R 3,567,960
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter
Academy, Series 2021A:
625 4.000%, 6/30/36, 144A 6/28 at 100.00 Ba2 689,494
765 4.000%, 6/30/41, 144A 6/28 at 100.00 Ba2 830,943
930 4.000%, 6/30/46, 144A 6/28 at 100.00 Ba2 996,365
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
430 5.000%, 6/15/24, 144A No Opt. Call N/R 426,573
3,750 5.625%, 6/15/29, 144A 6/24 at 100.00 N/R 3,690,637
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
1,560 5.000%, 6/15/25, 144A No Opt. Call N/R 1,670,698
4,900 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 5,526,318

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2012A:
$ 240 5.500%, 6/15/22, 144A No Opt. Call N/R $ 244,368
2,000 6.000%, 6/15/32, 144A 6/22 at 100.00 N/R 2,035,400
2,230 6.125%, 6/15/43, 144A 6/22 at 100.00 N/R 2,267,665
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2013A:
5,165 6.375%, 12/15/25, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (6) 5,536,054
500 8.500%, 6/15/44, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (6) 557,740
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A:
1,750 5.750%, 6/15/29 6/24 at 100.00 N/R 1,912,540
1,510 6.000%, 6/15/34 6/24 at 100.00 N/R 1,652,000
470 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 4.000%, 9/15/30, 144A
9/27 at 100.00 N/R 510,068
1,625 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A, 5.125%, 6/15/26, 144A
No Opt. Call N/R 1,752,611
57,250 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 62,525,015
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project , Series 2019A:
26,220 6.250%, 1/01/49, (AMT), (Mandatory Put 1/1/2024), 144A 1/22 at 102.00 N/R 26,749,119
56,375 6.375%, 1/01/49, (AMT), (Mandatory Put 1/1/2026), 144A 1/22 at 103.00 N/R 57,728,564
55,735 6.500%, 1/01/49, (AMT), (Mandatory Put 1/1/2029), 144A 1/22 at 103.00 N/R 56,992,939
Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project,
Refunding Series 2021:
275 5.000%, 6/01/31 6/28 at 103.00 N/R 321,964
225 5.000%, 6/01/35 6/28 at 103.00 N/R 261,234
1,020 Florida Development Finance Corporation, Senior Living Revenue Bonds,
Mayflower Retirement Community Center Project, Tems 50 Series
2021B-2, 1.750%, 6/01/26, 144A
3/23 at 100.00 BB+ 1,019,561
835 Florida Development Finance Corporation, Senior Living Revenue Bonds,
Mayflower Retirement Community Center Project, Tems 80 Series
2021B-1, 2.375%, 6/01/27, 144A
6/23 at 100.00 BB+ 837,697
Florida Development Finance Corporation, Student
Housing Revenue Bonds, Midtown Campus Properties LLC
Project, Series 2019:
6,810 6.875%, 12/01/38, 144A (7) 12/23 at 105.00 N/R 6,810,000
2,000 7.000%, 12/01/48, 144A (7) 12/23 at 105.00 N/R 2,000,000
2,190 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1, 4.500%, 6/01/33, 144A
6/28 at 100.00 N/R 2,530,983
845 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2015-1, 3.750%, 7/01/35
1/25 at 100.00 Aaa 869,885
715 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%,
11/01/27
11/26 at 100.00 N/R 759,881
740 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.000%, 11/01/27
11/24 at 100.00 N/R 809,479

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 320 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R $ 334,957
525 Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27
No Opt. Call N/R 567,798
240 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.250%, 5/01/23
No Opt. Call N/R 247,246
75 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38
1/22 at 100.00 N/R 75,179
Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021:
470 2.400%, 5/01/26, 144A No Opt. Call N/R 472,059
665 2.950%, 5/01/31, 144A No Opt. Call N/R 670,712
840 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R 880,740
985 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28
5/24 at 100.00 N/R 1,047,843
1,275 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28
5/24 at 100.00 N/R 1,374,259
Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment
Area 3, Series 2021:
200 2.625%, 11/01/26, 144A No Opt. Call N/R 201,056
220 3.200%, 11/01/31, 144A No Opt. Call N/R 222,915
560 3.500%, 11/01/41, 144A 11/31 at 100.00 N/R 568,842
Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A:
280 3.750%, 11/01/24 No Opt. Call N/R 288,422
550 4.125%, 11/01/29 No Opt. Call N/R 595,491
700 Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28
No Opt. Call N/R 749,924
110 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 1 Project, Series 2017,
4.000%, 11/01/27
No Opt. Call N/R 117,667
270 Hacienda Lakes Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/36
5/26 at 100.00 N/R 290,401
Hammock Reserve Community Development District,
Haines City, Florida, Special Assessment Revenue Bonds,
Area 2 Project, Series 2021:
195 2.375%, 5/01/26 No Opt. Call N/R 195,983
205 3.000%, 5/01/31 No Opt. Call N/R 207,987
525 3.375%, 5/01/41 5/31 at 100.00 N/R 535,101
2,875 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding Series
2014, 5.000%, 5/01/25
5/24 at 100.00 N/R 2,993,019
Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018:
210 4.125%, 5/01/24, 144A No Opt. Call N/R 215,869
425 4.750%, 5/01/29, 144A No Opt. Call N/R 466,208

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 485 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019, 3.500%,
11/01/30
11/29 at 100.00 N/R $ 513,023
150 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019, 3.625%,
11/01/30
11/29 at 100.00 N/R 159,113
1,740 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2017, 4.000%, 1/01/28
1/27 at 100.00 N/R 1,857,346
655 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28
No Opt. Call N/R 710,826
165 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 4.625%, 11/01/24
No Opt. Call N/R 171,824
695 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1,
5.000%, 5/01/27 - AGM Insured
No Opt. Call AA 831,658
120 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area Four, Series 2019A-2,
5.375%, 11/01/29, 144A
No Opt. Call N/R 133,817
55 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area Three, Series 2019A-
2, 5.375%, 11/01/29, 144A
No Opt. Call N/R 61,333
Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1:
230 4.125%, 11/01/24, 144A No Opt. Call N/R 238,735
450 4.500%, 11/01/29, 144A No Opt. Call N/R 495,441
Hidden Creek North Community Development District,
Florida, Special Assessment Bonds, 2019 Project, Series
2019A-1:
360 3.500%, 11/01/24 No Opt. Call N/R 368,654
845 4.000%, 11/01/30 11/29 at 100.00 N/R 901,894
Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment
Revenue Bonds, Assessment Area 7/7A Project, Series
2019:
245 3.875%, 11/01/31 11/29 at 100.00 N/R 265,068
40 4.200%, 11/01/39 11/29 at 100.00 N/R 43,324
Highland Meadows West Community Development
District, Haines City, Florida, Special Assessment Bonds,
Area 2 Project, Series 2020A:
210 3.250%, 5/01/31 5/30 at 100.00 N/R 220,798
420 3.625%, 5/01/40 5/30 at 100.00 N/R 441,727
150 Highland Meadows West Community Development District, Haines
City, Florida, Special Assessment Bonds, Area 3 Project, Series 2020A,
3.625%, 5/01/40
5/30 at 100.00 N/R 157,760
Highland Meadows West Community Development
District, Haines City, Florida, Special Assessment Bonds,
Series 2019:
180 4.000%, 11/01/24, 144A No Opt. Call N/R 187,324
540 4.125%, 11/01/29, 144A No Opt. Call N/R 594,637
Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Series 2018:
120 4.250%, 6/15/24, 144A No Opt. Call N/R 123,391
245 4.750%, 6/15/29, 144A No Opt. Call N/R 270,034

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 235 Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019,
4.250%, 11/01/29, 144A
No Opt. Call N/R $ 256,566
62 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Expanded Area Project, Series 2014,
4.750%, 5/01/25
5/24 at 100.00 N/R 64,611
485 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R 508,290
270 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 4.000%,
11/01/27
No Opt. Call N/R 285,811
115 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%,
11/01/24
No Opt. Call N/R 119,275
Kindred Community Development District II, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2021:
165 2.200%, 5/01/26 No Opt. Call N/R 165,271
235 2.700%, 5/01/31 No Opt. Call N/R 235,465
450 3.125%, 5/01/41 5/31 at 100.00 N/R 452,344
365 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26
No Opt. Call N/R 382,724
535 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27
No Opt. Call N/R 565,479
Kingman Gate Community Development District,
Homestead, Florida, Special Assessment Bonds, Project
2021 Series 2021:
200 2.500%, 6/15/26 No Opt. Call N/R 201,790
250 3.125%, 6/15/31 No Opt. Call N/R 256,408
750 3.600%, 6/15/41 6/31 at 100.00 N/R 774,277
950 Lake Ashton Community Development District, Polk County, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25
No Opt. Call N/R 1,024,661
3,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.500%, 8/15/40
8/27 at 103.00 N/R 3,405,480
3,500 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020B-2, 3.750%, 8/15/27
2/22 at 100.00 N/R 3,507,105
2,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020B-3, 3.375%, 8/15/26
2/22 at 100.00 N/R 2,004,100
Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A:
450 5.000%, 1/15/29, 144A No Opt. Call N/R 500,967
550 5.000%, 1/15/39, 144A 7/29 at 100.00 N/R 624,041
25 Lake Powell Residential Golf Community Development District, Bay
County, FLorida, Special ASsessment Revenue Refunding Bonds, Series
2012, 5.250%, 11/01/22
No Opt. Call N/R 25,746
1,855 Lakes by the Bay South Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24
No Opt. Call N/R 1,986,464
455 Lakeside Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25
No Opt. Call N/R 473,409
Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018:
190 4.000%, 5/01/23 No Opt. Call N/R 192,385
550 4.600%, 5/01/28 No Opt. Call N/R 594,258

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lakeside Preserve Community Development District,
Lakeland, Florida, Special Assessment Bonds, Series 2019:
$ 75 3.875%, 5/01/24 No Opt. Call N/R $ 76,717
145 4.250%, 5/01/29 No Opt. Call N/R 156,305
Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1,
Series 2021:
130 2.625%, 5/01/26 No Opt. Call N/R 131,140
120 3.200%, 5/01/31 No Opt. Call N/R 122,779
325 3.625%, 5/01/41 5/31 at 100.00 N/R 333,801
515 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A
No Opt. Call N/R 551,601
275 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%,
5/01/29
No Opt. Call N/R 297,512
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre North
Project, Series 2015:
355 4.250%, 5/01/25 No Opt. Call N/R 369,995
665 4.875%, 5/01/35 5/25 at 100.00 N/R 710,619
1,460 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%,
5/01/26
No Opt. Call N/R 1,533,175
535 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018,
4.250%, 5/01/28
No Opt. Call N/R 578,966
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood
Ranch Project, Series 2021:
185 2.300%, 5/01/26, 144A No Opt. Call N/R 185,100
210 2.700%, 5/01/31, 144A No Opt. Call N/R 209,821
430 3.000%, 5/01/41, 144A 5/31 at 100.00 N/R 428,736
560 Landings at Miami Coummunity Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2018, 4.125%,
11/01/28, 144A
No Opt. Call N/R 601,014
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2007A:
3,940 5.250%, 6/15/27 1/22 at 100.00 BB- 3,947,801
5,000 5.375%, 6/15/37 1/22 at 100.00 BB- 5,008,250
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
325 5.000%, 12/01/27, 144A 12/22 at 105.00 N/R 340,893
210 5.375%, 12/01/32, 144A 12/22 at 105.00 N/R 220,319
Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021:
115 2.400%, 5/01/26 No Opt. Call N/R 115,443
165 2.950%, 5/01/31 No Opt. Call N/R 166,308
415 3.350%, 5/01/41 5/31 at 100.00 N/R 419,972
LTC Rance Residential Community Development District,
Port Saint Lucie, Florida, Special Assessment Bonds,
Assessment Area 1 Project, Series 2021A:
400 2.500%, 5/01/26 No Opt. Call N/R 402,416
700 3.125%, 5/01/31 No Opt. Call N/R 711,228
2,000 3.450%, 5/01/41 5/31 at 100.00 N/R 2,035,120

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,445 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021B, 3.250%, 5/01/31
11/22 at 100.00 N/R $ 4,453,579
Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019:
180 3.800%, 5/01/24 No Opt. Call N/R 184,205
415 4.000%, 5/01/29 No Opt. Call N/R 446,162
Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019:
1,005 3.625%, 5/01/24 No Opt. Call N/R 1,020,799
2,385 3.875%, 5/01/30 No Opt. Call N/R 2,489,534
515 Majorca Isles Community Development District, Mianmi Gardens, Florida,
Special Assessment Bonds, Series 2015, 5.000%, 5/01/25
No Opt. Call N/R 555,644
900 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 4.250%, 5/01/29
5/28 at 100.00 N/R 1,014,156
655 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A, 4.250%, 6/01/30, 144A
6/26 at 103.00 N/R 688,759
1,920 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.250%, 7/01/27, 144A
No Opt. Call N/R 2,049,331
Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017:
1,000 5.000%, 7/01/28 7/27 at 100.00 BB+ 1,028,980
1,000 5.000%, 7/01/29 7/27 at 100.00 BB+ 1,024,080
1,315 5.000%, 7/01/30 7/27 at 100.00 BB+ 1,346,665
1,605 5.000%, 7/01/31 7/27 at 100.00 BB+ 1,635,575
695 5.000%, 7/01/32 7/27 at 100.00 BB+ 710,388
Miami World Center Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
Series 2017:
3,145 4.750%, 11/01/27 No Opt. Call N/R 3,520,198
2,500 5.125%, 11/01/39 11/27 at 100.00 N/R 2,879,675
12,835 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005D, 1.160%, 7/01/33 - AMBAC Insured, (UB) (1-Month
LIBOR reference rate + 1.050% spread) (4),(5)
6/21 at 100.00 BBB+ 12,872,350
12,830 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005E, 1.160%, 7/01/34 - AMBAC Insured, (UB) (1-Month
LIBOR reference rate + 1.050% spread) (4),(5)
6/21 at 100.00 BBB+ 12,865,539
450 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24
No Opt. Call BBB 479,768
550 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%,
9/15/25, 144A
No Opt. Call N/R 583,979
1,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32
1/28 at 100.00 BBB- 1,150,960
Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021:
850 5.000%, 10/01/34 10/31 at 100.00 A+ 1,131,121
1,240 5.000%, 10/01/35 10/31 at 100.00 A+ 1,646,174
1,775 5.000%, 10/01/36 10/31 at 100.00 A+ 2,351,964

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B:
$ 2,490 4.250%, 5/01/24 5/23 at 100.00 N/R $ 2,572,768
2,625 5.000%, 5/01/29 5/23 at 100.00 N/R 2,722,125
Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Parking Garage
Project, Refunding Series 2014A:
1,670 4.250%, 5/01/24 5/23 at 100.00 N/R 1,725,511
4,495 5.000%, 5/01/29 5/23 at 100.00 N/R 4,661,315
2,010 5.000%, 5/01/37 5/23 at 100.00 N/R 2,072,450
880 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R 971,502
3,200 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 4 Series 2021, 3.250%, 5/01/32
No Opt. Call N/R 3,261,920
2,110 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
1/22 at 100.00 N/R 2,113,355
Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021:
835 2.500%, 5/01/26 No Opt. Call N/R 841,329
765 3.125%, 5/01/31 No Opt. Call N/R 781,731
2,745 3.500%, 5/01/41 5/31 at 100.00 N/R 2,815,299
100 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%,
5/01/22
No Opt. Call N/R 101,102
2,010 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%,
5/01/28
5/25 at 100.00 N/R 2,169,875
550 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25
11/24 at 100.00 N/R 583,677
535 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2018, 4.625%, 11/01/29,
144A
11/28 at 100.00 N/R 589,179
North AR-1 of Pasco Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2021:
380 2.625%, 5/01/26 No Opt. Call N/R 382,272
450 3.125%, 5/01/31 No Opt. Call N/R 456,170
1,000 3.500%, 5/01/41 5/34 at 100.00 N/R 1,023,780
North AR-1 of Pasco Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2021A:
305 2.625%, 5/01/26, 144A No Opt. Call N/R 307,010
395 3.250%, 5/01/31, 144A No Opt. Call N/R 401,229
1,000 3.550%, 5/01/41, 144A 5/31 at 100.00 N/R 1,019,080
North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series
2019:
95 4.250%, 11/01/24 No Opt. Call N/R 98,211
305 4.750%, 11/01/29 No Opt. Call N/R 336,110
North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2019:
340 3.625%, 5/01/24 No Opt. Call N/R 347,262
810 4.000%, 5/01/30 5/29 at 100.00 N/R 865,647

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment
Area 2, Series 2021:
$ 370 2.450%, 11/01/26 No Opt. Call N/R $ 371,310
500 3.000%, 11/01/31 No Opt. Call N/R 502,785
1,585 3.375%, 11/01/41 11/31 at 100.00 N/R 1,602,165
North Powerline Road Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Series 2020:
520 2.625%, 5/01/25 No Opt. Call N/R 525,081
490 3.125%, 5/01/30 No Opt. Call N/R 502,872
1,850 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 4.000%, 5/01/28
No Opt. Call N/R 1,987,825
North Springs Improvement District, Broward County,
Florida, Special Assessment Bonds, Parkland Bay Unit Area,
Series 2018:
1,465 4.250%, 5/01/28, 144A No Opt. Call N/R 1,566,979
3,000 4.875%, 5/01/38, 144A 5/28 at 100.00 N/R 3,316,260
125 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 16, Refunding
Series 2012, 5.125%, 8/01/22
No Opt. Call N/R 128,505
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
2C, Series 2014:
1,600 4.500%, 8/01/24 No Opt. Call N/R 1,673,888
1,700 5.000%, 8/01/46 8/24 at 100.00 N/R 1,801,949
1,400 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 2C, Series 2017,
5.000%, 8/01/32
8/27 at 100.00 N/R 1,612,058
2,015 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
4.650%, 8/01/25
No Opt. Call N/R 2,141,824
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
53, Series 2018A:
540 4.500%, 8/01/24 No Opt. Call N/R 561,433
1,100 4.875%, 8/01/29 No Opt. Call N/R 1,230,152
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
53, Series 2021:
1,150 2.300%, 8/01/26 No Opt. Call N/R 1,159,924
1,310 2.875%, 8/01/31 No Opt. Call N/R 1,340,274
3,360 3.450%, 8/01/41 8/31 at 100.00 N/R 3,470,813
305 Oaks Shady Creek Community Development District, Florida, Special
Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R 318,280
285 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 3.000%, 6/15/30
No Opt. Call N/R 295,747
935 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25
No Opt. Call N/R 972,849
Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series
2021:
100 2.375%, 5/01/26, 144A No Opt. Call N/R 100,113
175 2.875%, 5/01/31, 144A No Opt. Call N/R 175,345
370 3.300%, 5/01/41, 144A 5/31 at 100.00 N/R 371,465

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 775 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27
5/25 at 100.00 BBB $ 874,533
Palm Beach County Health Facilities Authority, Florida,
Revenue Bonds, Toby & Leon Cooperman Sinai Residences
of Boca Raton, Refunding Series 2022:
200 4.000%, 6/01/26 (WI/DD, Settling 3/03/22) No Opt. Call N/R 212,584
1,250 4.000%, 6/01/31 (WI/DD, Settling 3/03/22) 6/27 at 103.00 N/R 1,333,112
1,000 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/29, 144A
No Opt. Call Ba1 1,135,080
1,120 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call BBB- 1,186,046
Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021:
375 2.400%, 11/01/26, 144A No Opt. Call N/R 375,195
820 2.875%, 11/01/31, 144A No Opt. Call N/R 821,131
1,615 3.150%, 11/01/41, 144A 11/31 at 100.00 N/R 1,617,665
Parker Road Community Development District, Florida,
Capital Improvement Revenue Bonds, Refudning Series
2020:
275 3.100%, 5/01/25 No Opt. Call N/R 280,393
335 3.375%, 5/01/30 No Opt. Call N/R 349,947
Parkland Preserve Community Development District, St
Johns County, Florida, Special Assessment Revenue Bonds,
Series 2019A:
175 4.500%, 5/01/24 No Opt. Call N/R 180,124
815 4.750%, 5/01/30 No Opt. Call N/R 903,925
Parrish Plantation Community Development District,
Manatee County, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2021:
335 3.125%, 5/01/31 No Opt. Call N/R 342,775
1,000 3.500%, 5/01/41 5/31 at 100.00 N/R 1,028,060
90 Pelican Marsh Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22
No Opt. Call N/R 90,904
Pine Isle Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2021:
200 2.375%, 12/15/26, 144A No Opt. Call N/R 200,872
230 3.000%, 12/15/31, 144A No Opt. Call N/R 232,452
1,000 3.250%, 12/15/41, 144A 12/31 at 100.00 N/R 1,012,740
8,165 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021,
7.000%, 1/01/57, 144A
12/22 at 108.00 N/R 8,185,657
225 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019,
5.000%, 7/01/39
7/29 at 100.00 N/R 261,376
375 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%,
5/01/30
5/27 at 100.00 N/R 411,773
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
1,050 4.000%, 9/01/36 9/27 at 103.00 N/R 1,178,447
1,215 4.000%, 9/01/41 9/27 at 103.00 N/R 1,351,845

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 3 Series 2021:
$ 250 2.500%, 5/01/26 No Opt. Call N/R $ 252,313
350 3.000%, 5/01/31 No Opt. Call N/R 357,448
750 3.500%, 5/01/41 5/31 at 100.00 N/R 771,990
380 Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R 398,115
3,125 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/25
No Opt. Call N/R 3,372,031
Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021:
380 2.400%, 5/01/26 No Opt. Call N/R 380,430
70 2.850%, 5/01/31 No Opt. Call N/R 70,137
195 3.150%, 5/01/41 5/31 at 100.00 N/R 195,936
690 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 4.250%, 5/01/25
No Opt. Call N/R 715,551
870 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28
11/26 at 100.00 N/R 938,043
1,030 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28,
144A
11/27 at 100.00 N/R 1,115,222
Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019:
195 3.750%, 5/01/24 No Opt. Call N/R 199,448
500 4.000%, 5/01/30 5/29 at 100.00 N/R 538,320
415 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.000%,
5/01/30
5/29 at 100.00 N/R 448,893
River Glen Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021:
500 2.375%, 5/01/26 No Opt. Call N/R 508,970
350 3.000%, 5/01/31 No Opt. Call N/R 364,466
1,000 3.375%, 5/01/41 5/31 at 100.00 N/R 1,026,170
1,000 River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2021A-1, 3.000%,
5/01/31
No Opt. Call N/R 1,029,560
River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2:
1,000 3.000%, 5/01/31 No Opt. Call N/R 1,022,900
1,000 3.000%, 5/01/36 5/31 at 100.00 N/R 1,005,890
495 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2019, 4.000%, 11/01/39,
144A
11/29 at 100.00 N/R 526,987
645 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.375%, 5/01/28
No Opt. Call N/R 684,093
Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
350 2.400%, 5/01/26 No Opt. Call N/R 351,929
300 3.000%, 5/01/31 No Opt. Call N/R 304,776
1,040 3.500%, 5/01/41 5/31 at 100.00 N/R 1,067,487

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
$ 260 2.400%, 5/01/26, 144A No Opt. Call N/R $ 261,433
300 3.000%, 5/01/31, 144A No Opt. Call N/R 305,376
780 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R 802,518
795 Rivington Community Development District, Debary, Florida, Special
Assessment Revenue Bonds, 2020 Assessmet Area, Series 2020,
3.375%, 5/01/31
5/30 at 100.00 N/R 828,175
430 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26
No Opt. Call N/R 462,014
Rolling Hills Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2020A-1:
285 3.875%, 5/01/30 No Opt. Call N/R 299,290
805 4.625%, 5/01/40 5/30 at 100.00 N/R 855,224
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2016:
220 4.500%, 11/01/22 No Opt. Call N/R 224,877
1,885 5.250%, 11/01/28 11/27 at 100.00 N/R 2,107,374
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2018:
195 4.375%, 11/01/23, 144A No Opt. Call N/R 200,678
640 4.875%, 11/01/28, 144A No Opt. Call N/R 703,776
195 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2014, 6.125%, 11/01/27
11/24 at 100.00 N/R 217,628
500 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 N/R 536,870
10,650 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021B, 2.720%, 10/01/24,
(Mandatory Put 4/1/2024), 144A
No Opt. Call N/R 10,689,405
2,000 Saint Johns County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%,
8/01/47, (Pre-refunded 8/01/22), (Mandatory Put 8/1/2024)
8/22 at 101.00 N/R (6) 2,066,000
1,055 San Simeon Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2019 Project Series 2019, 3.750%,
6/15/31, 144A
6/29 at 100.00 N/R 1,145,530
Sawyers Landing Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2021:
595 3.250%, 5/01/26, 144A No Opt. Call N/R 614,504
1,165 3.750%, 5/01/31, 144A No Opt. Call N/R 1,243,323
290 4.125%, 5/01/41, 144A 5/31 at 100.00 N/R 314,389
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy Pointe
At UCF Project, Series 2019A:
5,000 5.000%, 11/15/29 11/26 at 103.00 N/R 5,554,800
2,000 5.250%, 11/15/39 11/26 at 103.00 N/R 2,210,640
5,200 5.500%, 11/15/49 11/26 at 103.00 N/R 5,768,100
Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding
Series 2019:
250 4.000%, 11/01/24, 144A No Opt. Call N/R 257,813
745 4.500%, 11/01/29, 144A No Opt. Call N/R 814,024
Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area One, Series 2018:
135 4.000%, 11/01/23, 144A No Opt. Call N/R 138,459
540 4.625%, 11/01/29, 144A No Opt. Call N/R 589,815

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Shingle Creek at Branson Community Development
District, Osceola County, Florida, Special Assessment
Revenue Bonds, Series 2021:
$ 500 2.500%, 6/15/26 No Opt. Call N/R $ 503,985
500 3.100%, 6/15/31 No Opt. Call N/R 511,790
1,000 3.500%, 6/15/41 6/31 at 100.00 N/R 1,029,220
290 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1,
5.000%, 11/01/28, 144A
No Opt. Call N/R 312,849
90 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A
No Opt. Call N/R 95,242
395 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 4.375%, 5/01/25
5/24 at 101.00 N/R 411,946
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A:
385 3.625%, 11/01/23 No Opt. Call N/R 395,434
1,125 4.500%, 11/01/28 11/27 at 100.00 N/R 1,231,740
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021:
230 2.500%, 5/01/26 No Opt. Call N/R 230,819
325 3.100%, 5/01/31 No Opt. Call N/R 327,772
1,000 3.400%, 5/01/41 5/31 at 100.00 N/R 1,010,340
565 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016,
4.750%, 11/01/28
11/27 at 100.00 N/R 609,386
Solterra Resort Community Development District, Polk
County, Florida, Special Assessment Bonds, Series 2018:
315 4.000%, 5/01/23 No Opt. Call N/R 320,251
1,145 4.750%, 5/01/29 No Opt. Call N/R 1,251,233
South Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area 1 Series 2021:
150 2.375%, 6/15/26 No Opt. Call N/R 150,544
175 2.875%, 6/15/31 No Opt. Call N/R 176,533
500 3.250%, 6/15/41 6/31 at 100.00 N/R 507,325
895 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29
5/27 at 100.00 N/R 973,751
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2018:
300 4.000%, 5/01/24 No Opt. Call N/R 308,268
595 4.625%, 5/01/29 5/28 at 100.00 N/R 658,094
275 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2,
4.350%, 5/01/26
No Opt. Call N/R 289,828
1,925 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/24, 144A
No Opt. Call BBB+ 2,100,310
Southern Grove Community Develoment District 5, Florida,
Special Assessment  Infrastructure Bonds, Series 2019:
150 2.875%, 5/01/24 No Opt. Call N/R 152,139
305 3.250%, 5/01/29 No Opt. Call N/R 320,390
375 3.600%, 5/01/34 5/29 at 100.00 N/R 398,310

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Southern Grove Community Develoment District 5, Port
Saint Lucie, Florida, Special Assessment Bonds, Community
Infrastructure Series 2021:
$ 425 2.400%, 5/01/26 No Opt. Call N/R $ 426,169
600 2.800%, 5/01/31 No Opt. Call N/R 601,590
1,500 3.125%, 5/01/41 5/31 at 100.00 N/R 1,505,430
3,500 Southshore Bay Community Development District, Hillsborough County,
Florida, Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021, 3.000%, 5/01/33, 144A
No Opt. Call N/R 3,521,210
Spencer Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
220 3.750%, 5/01/24 No Opt. Call N/R 225,513
430 4.375%, 5/01/29 No Opt. Call N/R 472,140
320 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014,
4.750%, 11/01/24
No Opt. Call N/R 335,213
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area Two Project, Series 2017:
160 3.750%, 11/01/22, 144A No Opt. Call N/R 162,414
1,290 4.500%, 11/01/28, 144A 11/27 at 100.00 N/R 1,392,981
Stellar North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2021
Project, Series 2021:
200 2.450%, 5/01/26, 144A No Opt. Call N/R 200,436
370 3.000%, 5/01/31, 144A No Opt. Call N/R 371,946
1,000 3.200%, 5/01/41, 144A 5/31 at 100.00 N/R 1,006,400
Stillwater Community Development District, Saint John's
County, Florida, Special Assessment Bonds,  2021 Project
Series 2021:
400 2.375%, 6/15/26, 144A No Opt. Call N/R 402,464
200 3.000%, 6/15/31, 144A No Opt. Call N/R 204,188
1,290 3.500%, 6/15/41, 144A 6/31 at 100.00 N/R 1,330,893
Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding
Series 2021:
275 2.250%, 11/01/26, 144A No Opt. Call N/R 276,821
355 3.000%, 11/01/32, 144A No Opt. Call N/R 360,545
750 3.300%, 11/01/41, 144A 11/32 at 100.00 N/R 766,455
330 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-1, 5.000%, 11/01/27
No Opt. Call N/R 349,602
730 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
1/22 at 101.00 N/R 738,337
1,000 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, 2019
Assessment Area Series 2019NM, 4.000%, 6/15/30
6/29 at 100.00 N/R 1,091,360
550 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K
Assessment Area, Series 2017, 4.000%, 12/15/28
No Opt. Call N/R 599,736
355 Stoneybrook South Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2013, 5.500%, 5/01/24
5/23 at 100.00 N/R 375,906

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 975 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 4.750%, 11/01/24
No Opt. Call N/R $ 1,032,798
505 Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2019,
3.625%, 12/15/30
12/29 at 100.00 N/R 542,875
Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment
Area Four Project, Series 2021:
110 2.375%, 6/15/26, 144A No Opt. Call N/R 110,451
170 2.875%, 6/15/31, 144A No Opt. Call N/R 171,836
625 3.300%, 6/15/41, 144A 6/31 at 100.00 N/R 635,156
1,035 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2015, 4.500%, 11/01/26
11/25 at 100.00 N/R 1,099,574
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
1 Project, Series 2018A-1:
125 4.000%, 11/01/23, 144A No Opt. Call N/R 128,626
450 5.000%, 11/01/29, 144A 11/28 at 100.00 N/R 501,809
15 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2,
5.375%, 11/01/29, 144A
No Opt. Call N/R 16,915
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
2 Project, Series 2020:
490 3.300%, 5/01/31 5/30 at 100.00 N/R 509,679
125 3.750%, 5/01/40 5/30 at 100.00 N/R 131,291
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
3, Series 2021:
200 2.500%, 5/01/26, 144A No Opt. Call N/R 201,214
300 3.150%, 5/01/31, 144A No Opt. Call N/R 304,812
720 3.450%, 5/01/41, 144A 5/31 at 100.00 N/R 732,658
Summerstone Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase
1 Series 2020:
130 2.500%, 5/01/25 No Opt. Call N/R 131,834
165 3.250%, 5/01/30 No Opt. Call N/R 171,670
Summerstone Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase
2 Series 2021:
300 2.200%, 5/01/26, 144A No Opt. Call N/R 300,477
300 2.750%, 5/01/31, 144A No Opt. Call N/R 300,993
725 3.150%, 5/01/41, 144A 5/31 at 100.00 N/R 729,647
500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.000%, 7/01/25
1/24 at 100.00 A- 542,300
390 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R 409,980
Three Rivers Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019A-1:
855 3.875%, 5/01/24 No Opt. Call N/R 869,373
1,680 4.125%, 5/01/29 No Opt. Call N/R 1,777,625
4,695 4.500%, 5/01/39 5/29 at 100.00 N/R 5,068,252

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Timber Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
$ 140 4.125%, 11/01/24, 144A No Opt. Call N/R $ 144,701
405 4.625%, 11/01/29, 144A No Opt. Call N/R 446,444
Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021:
525 2.350%, 12/15/26, 144A No Opt. Call N/R 528,181
800 3.000%, 12/15/31, 144A No Opt. Call N/R 813,296
2,175 3.300%, 12/15/41, 144A 12/31 at 100.00 N/R 2,213,824
210 Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28, 144A
No Opt. Call N/R 228,913
1,425 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A
No Opt. Call N/R 1,545,313
815 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28
No Opt. Call N/R 882,164
700 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29
No Opt. Call N/R 765,989
815 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27
11/26 at 102.00 N/R 917,201
735 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
12/15/31
12/29 at 100.00 N/R 793,668
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 2B Project, Series 2018:
30 4.000%, 5/01/23 No Opt. Call N/R 30,505
150 5.000%, 5/01/28 No Opt. Call N/R 162,676
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3A Project, Series 2018:
245 4.000%, 5/01/23 No Opt. Call N/R 249,165
720 5.000%, 5/01/28 No Opt. Call N/R 781,099
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3B Project, Series 2019:
100 3.500%, 5/01/24 No Opt. Call N/R 101,957
365 4.000%, 5/01/30 No Opt. Call N/R 391,119
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3C Project, Series 2019:
170 3.625%, 5/01/25 No Opt. Call N/R 174,594
500 4.000%, 5/01/31 5/30 at 100.00 N/R 537,250
120 4.450%, 5/01/39 5/30 at 100.00 N/R 131,335
135 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.000%, 11/01/28
11/26 at 100.00 N/R 147,355
795 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%,
10/01/27
No Opt. Call N/R 838,614
Tradition Community Development District 9, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2021:
385 2.300%, 5/01/26 No Opt. Call N/R 385,416
115 2.700%, 5/01/31 No Opt. Call N/R 115,073
250 3.000%, 5/01/41 5/31 at 100.00 N/R 250,195
215 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.000%, 11/01/26
No Opt. Call N/R 230,695

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 420 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2
Project, Series 2018, 4.750%, 11/01/29, 144A
No Opt. Call N/R $ 462,710
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019A:
190 3.875%, 5/01/24 No Opt. Call N/R 194,543
500 4.125%, 5/01/29 No Opt. Call N/R 538,955
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Village N&P Project, Series 2021:
600 2.500%, 11/01/26 No Opt. Call N/R 605,970
250 3.000%, 11/01/31 No Opt. Call N/R 255,290
1,000 3.500%, 11/01/41 11/31 at 100.00 N/R 1,028,490
370 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call N/R 388,060
Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds,
Series 2018:
145 4.500%, 5/01/23 No Opt. Call N/R 147,375
400 5.000%, 5/01/28 No Opt. Call N/R 433,924
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Northwest
Assessment Area Parcels A, B & C, Series 2018:
155 4.000%, 11/01/24 No Opt. Call N/R 160,529
500 4.500%, 11/01/29 No Opt. Call N/R 552,595
1,415 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E &
F, Series 2017, 4.125%, 11/01/28, 144A
11/27 at 100.00 N/R 1,527,096
415 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R 436,750
370 Turtle Run Community Development District, Florida, Special Assessment
Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28
No Opt. Call A2 396,240
Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1:
565 5.000%, 11/01/23 No Opt. Call N/R 579,470
1,705 5.750%, 11/01/28 No Opt. Call N/R 1,876,659
Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2:
280 5.000%, 11/01/23 No Opt. Call N/R 287,143
1,490 6.000%, 11/01/31 No Opt. Call N/R 1,685,324
160 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.200%, 5/01/26
No Opt. Call N/R 166,778
Two Lakes Community Development District, Hialeah,
Florida, Special Assessment Bonds, Expansion Area Project,
Series 2019:
1,510 3.375%, 12/15/30 12/29 at 100.00 N/R 1,601,974
3,000 3.750%, 12/15/39 12/29 at 100.00 N/R 3,204,240
310 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27
No Opt. Call N/R 333,238

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 710 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.000%, 11/01/27, 144A
No Opt. Call N/R $ 764,052
Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1:
285 4.125%, 11/01/24, 144A No Opt. Call N/R 293,704
695 4.500%, 11/01/30, 144A 11/29 at 100.00 N/R 760,601
210 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R 252,237
Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021:
115 2.400%, 5/01/26, 144A No Opt. Call N/R 115,183
130 2.950%, 5/01/31, 144A No Opt. Call N/R 130,426
325 3.350%, 5/01/41, 144A 5/31 at 100.00 N/R 327,064
V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2020 Project,
Series 2020:
470 3.000%, 5/01/25, 144A No Opt. Call N/R 478,460
760 3.500%, 5/01/31, 144A No Opt. Call N/R 799,163
V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021:
485 2.600%, 5/01/26 No Opt. Call N/R 489,540
685 3.125%, 5/01/31 No Opt. Call N/R 698,823
1,500 3.625%, 5/01/41 5/31 at 100.00 N/R 1,545,495
365 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.000%, 11/01/27
No Opt. Call N/R 415,396
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area 4
Veranda Oaks, Refunding Series 2021:
300 2.500%, 5/01/26, 144A No Opt. Call N/R 302,967
200 2.500%, 5/01/26, 144A No Opt. Call N/R 201,968
205 3.100%, 5/01/31, 144A No Opt. Call N/R 210,594
350 3.100%, 5/01/31, 144A No Opt. Call N/R 359,548
750 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R 777,060
500 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R 518,040
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area
One-Gardens East Project, Series 2018A:
190 4.000%, 11/01/24 No Opt. Call N/R 196,767
205 4.000%, 11/01/24 No Opt. Call N/R 212,292
390 4.500%, 11/01/29 No Opt. Call N/R 432,136
375 4.500%, 11/01/29 No Opt. Call N/R 415,586
240 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B,
5.875%, 11/01/32
1/22 at 101.00 N/R 243,108
585 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 N/R 627,061
460 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 N/R 493,180
325 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28
11/27 at 100.00 N/R 350,522

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 210 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25
No Opt. Call N/R $ 213,652
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series
2020:
155 2.875%, 5/01/25 No Opt. Call N/R 157,708
285 3.250%, 5/01/31 5/30 at 100.00 N/R 297,218
Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021:
400 2.375%, 5/01/26 No Opt. Call N/R 403,316
350 3.000%, 5/01/31 No Opt. Call N/R 358,393
1,000 3.375%, 5/01/41 5/31 at 100.00 N/R 1,027,810
400 Village Community Development District 10, Sumter County, Florida,
Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23
5/22 at 100.00 N/R 404,320
Village Community Development District 13, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2021:
1,000 1.800%, 5/01/26 No Opt. Call N/R 1,006,650
1,250 2.550%, 5/01/31 5/29 at 100.00 N/R 1,269,825
2,500 3.000%, 5/01/41 5/29 at 100.00 N/R 2,539,475
1,255 Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2,
5.500%, 11/01/29, 144A
No Opt. Call N/R 1,399,338
Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019:
120 3.750%, 5/01/24 No Opt. Call N/R 122,633
225 4.000%, 5/01/29 No Opt. Call N/R 241,299
Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2020:
260 2.625%, 5/01/25 No Opt. Call N/R 263,359
240 3.200%, 5/01/30 No Opt. Call N/R 248,571
1,780 Waterset Central Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%,
11/01/29, 144A
11/28 at 100.00 N/R 1,965,725
885 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%,
11/01/25
11/24 at 100.00 N/R 938,038
400 Wesbridge Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
11/01/29
No Opt. Call N/R 429,532
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7 Villages
F-1 & F-5, Series 2021:
255 2.500%, 5/01/26 No Opt. Call N/R 256,989
355 3.125%, 5/01/31 No Opt. Call N/R 363,481
810 3.500%, 5/01/41 5/31 at 100.00 N/R 832,064
3,495 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 3, Refunding Series 2017, 4.000%,
5/01/27
No Opt. Call N/R 3,698,514
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016:
1,000 4.250%, 11/01/26 No Opt. Call N/R 1,057,330
210 4.625%, 11/01/31 11/26 at 100.00 N/R 228,104

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Master
Infrastructure, Series 2019:
$ 385 4.000%, 5/01/24 No Opt. Call N/R $ 395,745
1,000 4.250%, 5/01/29 No Opt. Call N/R 1,091,260
135 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%,
5/01/29, 144A
No Opt. Call N/R 147,374
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2021:
505 2.500%, 5/01/26 No Opt. Call N/R 508,949
525 3.125%, 5/01/31 No Opt. Call N/R 537,548
1,500 3.500%, 5/01/41 5/31 at 100.00 N/R 1,540,860
810 Westside Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29, 144A
No Opt. Call N/R 864,408
Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2021:
320 2.500%, 5/01/26 No Opt. Call N/R 320,608
500 3.000%, 5/01/31 No Opt. Call N/R 502,295
1,500 3.250%, 5/01/41 5/31 at 100.00 N/R 1,508,370
2,000 Wildblue Community Development District, Florida, Special Assessment
Bonds, Series 2019, 3.750%, 6/15/30, 144A
6/29 at 100.00 N/R 2,148,280
9,775 Wildwood Utility Dependent District, Florida, Revenue Bonds, South
Sumter Utility Project, Series 2021, 5.000%, 10/01/52 - BAM Insured
10/31 at 100.00 N/R 12,309,853
Willow Hammock Community Development District,
Manatee County, Florida, Special Assessment Revenue
Bonds, Series 2017:
225 3.500%, 11/01/23, 144A No Opt. Call N/R 230,164
725 4.000%, 11/01/28, 144A 11/27 at 100.00 N/R 780,310
330 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2017,
4.000%, 5/01/28
No Opt. Call N/R 353,783
Willow Walk Community Development District, Florida,
Special Assessment Revenue Bonds, North Parcel Area
Project, Series 2019:
160 3.800%, 5/01/24 No Opt. Call N/R 164,227
315 4.000%, 5/01/29 No Opt. Call N/R 341,400
Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019:
325 3.875%, 5/01/24 No Opt. Call N/R 333,388
510 4.370%, 5/01/29 No Opt. Call N/R 559,327
Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021:
250 2.400%, 5/01/26 No Opt. Call N/R 250,615
410 2.950%, 5/01/31 No Opt. Call N/R 411,886
945 3.350%, 5/01/41 5/31 at 100.00 N/R 952,513
325 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area,
Series 2015, 4.375%, 11/01/25
No Opt. Call N/R 350,288
Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019:
85 3.750%, 11/01/24 No Opt. Call N/R 87,651
185 4.250%, 11/01/29 No Opt. Call N/R 201,902

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 880 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2016,
4.125%, 11/01/27
No Opt. Call N/R $ 963,292
560 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26
No Opt. Call N/R 588,818
905 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/29
5/28 at 100.00 N/R 988,224
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Aessessment Area 2, Series 2021:
250 2.500%, 5/01/26, 144A No Opt. Call N/R 250,628
275 3.000%, 5/01/31, 144A No Opt. Call N/R 277,043
700 3.375%, 5/01/41, 144A 5/34 at 100.00 N/R 707,028
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2019:
265 4.375%, 11/01/24, 144A No Opt. Call N/R 274,991
525 4.750%, 11/01/29, 144A No Opt. Call N/R 583,280
856,292 Total Florida 884,229,344
Georgia - 1.0%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
1,285 6.000%, 1/01/23 No Opt. Call N/R 1,014,392
9,250 6.500%, 1/01/29 1/28 at 100.00 N/R 6,842,965
2,540 6.750%, 1/01/35 1/28 at 100.00 N/R 1,849,983
1,670 7.000%, 1/01/40 1/28 at 100.00 N/R 1,198,793
2,100 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company Vogtle Plant Project, Fifth
Series 1995, 2.200%, 10/01/32
11/26 at 100.00 N/R 2,109,345
Cobb County Development Authority, Georgia, Student
Housing Revenue Bonds, Kennesaw State University Real
Estate Foundations Projects, Refunding Series 2014C:
985 5.000%, 7/15/22 No Opt. Call Baa2 1,006,483
1,040 5.000%, 7/15/23 No Opt. Call Baa2 1,104,168
750 5.000%, 7/15/24 No Opt. Call Baa2 823,582
1,000 5.000%, 7/15/26 7/24 at 100.00 Baa2 1,090,760
1,000 5.000%, 7/15/27 7/24 at 100.00 Baa2 1,086,840
1,000 5.000%, 7/15/29 7/24 at 100.00 Baa2 1,080,870
470 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%,
10/01/24
10/23 at 100.00 N/R 494,370
355 Fulton County Development Authority, Georgia, Revenue Bonds, Amana
Academy Project, Series 2013A, 5.250%, 4/01/23, (ETM)
No Opt. Call N/R (6) 367,812
9,000 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project, Series 2021A, 4.000%,
4/01/41, 144A
4/28 at 103.00 N/R 9,751,590
2,000 Fulton County Residential Care Facilities for the Elderly Authority,
Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project,
Refunding Series 2016, 5.000%, 7/01/31
7/23 at 103.00 BBB- 2,145,360
550 Gainesville and Hall County Development Authority, Georgia,
Educational Facilities Revenue Bonds, Riverside Military Academy,
Refunding Series 2017, 5.000%, 3/01/27
No Opt. Call BB 546,755

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 20,735 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB- $ 23,566,157
2,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 3.050%, 12/01/40
6/29 at 100.00 AAA 2,401,200
1,668 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2 1,877,584
4,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 BBB+ 4,846,480
1,000 Macon-Bibb County Urban Development Authority, Georgia, Multifamily
Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A,
5.200%, 12/01/53
12/23 at 102.00 Baa3 1,051,310
460 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27,
144A
No Opt. Call N/R 499,974
2,590 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-
1, 1.000%, 7/01/49, (Mandatory Put 8/21/2026)
No Opt. Call N/R 2,598,703
1,200 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2021A, 4.000%, 1/01/46 - AGM Insured
1/30 at 100.00 BBB+ 1,369,884
510 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/41 - AGM Insured
1/30 at 100.00 BBB+ 592,074
Municipal Electric Authority of Georgia, Plant Vogtle Units 3
& 4 Project P Bonds, Series 2021A:
160 4.000%, 1/01/46 1/30 at 100.00 Baa2 181,139
425 4.000%, 1/01/51 1/30 at 100.00 Baa2 478,142
69,993 Total Georgia 71,976,715
Guam - 0.1%
3,370 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/36
1/31 at 100.00 Ba1 3,890,395
1,000 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/40
5/31 at 100.00 Ba1 1,249,510
4,370 Total Guam 5,139,905
Hawaii - 0.4%
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Hawaii Pacific University, Series
2013A:
1,050 5.750%, 7/01/23 No Opt. Call BB 1,091,685
1,575 6.250%, 7/01/27 7/23 at 100.00 BB 1,676,241
19,655 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 N/R 21,913,949
20 Hawaii Housing Finance and Development Corporation, Multifamily
Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A,
4.250%, 5/01/22
No Opt. Call BBB 20,148
230 Kauai County, Hawaii, Special Tax Bonds, Community Facilities District
2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28
5/22 at 100.00 N/R 232,997
22,530 Total Hawaii 24,935,020
Idaho - 0.4%
825 Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health
Project, Series 2014, 4.375%, 7/01/34, 144A
7/24 at 100.00 A 888,987

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016:
$ 1,985 5.000%, 9/01/25 No Opt. Call BB+ $ 2,245,750
2,085 5.000%, 9/01/26 No Opt. Call BB+ 2,420,351
1,000 5.000%, 9/01/37 9/26 at 100.00 BB+ 1,139,680
Idaho Housing and Finance Association NonProfit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021:
645 4.000%, 5/01/31, 144A 11/25 at 100.00 N/R 664,350
2,565 4.000%, 5/01/41, 144A 11/25 at 100.00 N/R 2,598,499
15,725 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R 15,831,773
24,830 Total Idaho 25,789,390
Illinois - 7.7%
990 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%,
12/30/27
No Opt. Call N/R 1,046,707
450 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%,
12/30/23
No Opt. Call N/R 461,182
1,550 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
1/22 at 100.00 N/R 1,551,255
770 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.000%, 5/01/26
1/22 at 100.00 N/R 779,640
Berwyn, Cook County, Illinois, Tax Increment Revenue
Bonds, South Berwyn Corridor Project, Series 2020:
1,610 4.000%, 12/01/28, 144A No Opt. Call N/R 1,661,311
2,000 4.500%, 12/01/33, 144A 12/28 at 100.00 N/R 2,140,580
3,342 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
1/22 at 100.00 N/R 3,304,789
1,645 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.000%, 3/01/33
3/28 at 100.00 N/R 1,764,526
3,370 CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A
Certificates, 4.000%, 6/15/23, (Mandatory Put 12/15/2022), 144A
No Opt. Call N/R 3,411,990
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016:
24,265 5.750%, 4/01/33 4/27 at 100.00 A- 29,464,504
20,835 5.750%, 4/01/34 4/27 at 100.00 A- 25,254,729
2,985 5.750%, 4/01/35 4/27 at 100.00 A- 3,612,686
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
300 5.000%, 4/01/33 4/27 at 100.00 A- 352,608
1,370 5.000%, 4/01/34 4/27 at 100.00 A- 1,607,380
2,000 5.000%, 4/01/35 4/27 at 100.00 A- 2,342,940
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018:
1,240 5.000%, 4/01/33 4/28 at 100.00 A- 1,492,923
1,535 5.000%, 4/01/34 4/28 at 100.00 A- 1,844,272
1,610 5.000%, 4/01/35 4/28 at 100.00 A- 1,930,921
1,270 5.000%, 4/01/36 4/28 at 100.00 A- 1,520,545
4,170 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%,
12/01/32
12/24 at 100.00 BB 4,612,937
1,420 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2011A, 5.500%, 12/01/39
1/22 at 100.00 Ba3 1,427,540

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 BB $ 13,080,400
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
21,570 5.000%, 12/01/30 12/27 at 100.00 BB 25,746,168
11,810 5.000%, 12/01/34 12/27 at 100.00 BB 13,966,860
2,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB 2,858,040
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855 5.000%, 12/01/23 No Opt. Call BB 9,595,367
5,000 5.000%, 12/01/24 No Opt. Call BB 5,600,850
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018C:
1,900 5.000%, 12/01/24 No Opt. Call BB 2,128,323
5,000 5.000%, 12/01/25 No Opt. Call BB 5,764,750
4,000 5.000%, 12/01/26 No Opt. Call BB 4,725,600
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
5,750 4.000%, 12/01/27 No Opt. Call BB 6,611,867
2,020 5.000%, 12/01/29 No Opt. Call BB 2,519,748
4,000 5.000%, 12/01/30 12/29 at 100.00 BB 4,987,160
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2021B:
10,500 5.000%, 12/01/30 No Opt. Call BB 13,280,295
3,250 5.000%, 12/01/31 12/30 at 100.00 BB 4,102,703
20,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/26
12/25 at 100.00 BB 24,631,200
3,780 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/25 -
FGIC Insured
No Opt. Call BB 3,621,769
1,000 Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Park
Series 2016A, 5.000%, 1/01/40
1/26 at 100.00 AA- 1,134,410
Chicago Transit Authority, Illinois, Capital Grant Receipts
Revenue Bonds, Federal Transit Administration Section
5307 Urbanized Area Formula Funds, Refunding Series
2021:
1,960 5.000%, 6/01/27 No Opt. Call BBB 2,382,125
2,000 5.000%, 6/01/29 No Opt. Call BBB 2,543,040
1,722 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28,
144A
1/23 at 100.00 N/R 1,765,326
1,143 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
1/22 at 100.00 N/R 1,143,200
2,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/34 - FGIC Insured
No Opt. Call BBB- 1,549,160
Chicago, Illinois, General Obligation Bonds,
Neighborhoods Alive 21 Program, Series 2002B:
1,000 5.250%, 1/01/23 No Opt. Call Ba1 1,046,750
2,650 5.000%, 1/01/25 No Opt. Call Ba1 2,971,418
795 5.000%, 1/01/26 1/25 at 100.00 Ba1 891,203

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2014A:
$ 215 5.000%, 1/01/27 1/24 at 100.00 Ba1 $ 233,217
14,200 5.250%, 1/01/30 1/24 at 100.00 Ba1 15,488,934
5,100 5.250%, 1/01/32 1/24 at 100.00 Ba1 5,560,785
1,810 5.250%, 1/01/33 1/24 at 100.00 Ba1 1,973,533
715 5.000%, 1/01/35 1/24 at 100.00 Ba1 775,282
12,860 5.000%, 1/01/36 1/24 at 100.00 Ba1 13,944,227
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A:
20,500 5.625%, 1/01/31 1/27 at 100.00 BBB- 24,855,635
2,890 5.750%, 1/01/34 1/27 at 100.00 BBB- 3,506,986
220 6.000%, 1/01/38 1/27 at 100.00 BBB- 268,191
5,870 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2003B, 5.000%, 1/01/23, (ETM)
No Opt. Call Ba1 (6) 6,144,657
1,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/34
1/25 at 100.00 Ba1 1,136,300
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
3,530 5.000%, 1/01/24 No Opt. Call BBB- 3,829,768
1,065 5.000%, 1/01/25 No Opt. Call BBB- 1,194,174
2,560 5.000%, 1/01/26 No Opt. Call BBB- 2,948,710
1,065 5.000%, 1/01/28 1/26 at 100.00 BBB- 1,227,689
250 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/27
No Opt. Call BBB- 294,938
Chicago, Illinois, General Obligation Bonds, Series 2015A:
30 5.000%, 1/01/24 No Opt. Call BBB- 32,548
6,565 5.000%, 1/01/26 1/25 at 100.00 BBB- 7,359,431
5,000 5.250%, 1/01/27 1/25 at 100.00 BBB- 5,649,800
1,535 5.500%, 1/01/35 1/25 at 100.00 BBB- 1,743,253
5,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/35
1/29 at 100.00 BBB- 6,274,850
Chicago, Illinois, General Obligation Bonds, Series 2021A:
1,670 5.000%, 1/01/29 No Opt. Call N/R 2,042,610
3,885 5.000%, 1/01/30 No Opt. Call N/R 4,815,341
18,000 5.000%, 1/01/32 1/31 at 100.00 N/R 22,526,100
15,500 5.000%, 1/01/33 1/31 at 100.00 N/R 19,358,415
11,340 5.000%, 1/01/34 1/31 at 100.00 N/R 14,139,279
881 Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project,
Series 2003, 6.750%, 12/01/32
1/22 at 100.00 N/R 883,220
1,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%,
12/01/26
12/23 at 100.00 BBB 1,079,920
2,386 Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service
Area 15, Refunding Series 2014, 5.000%, 3/01/29 - AGM Insured
3/24 at 100.00 AA 2,578,121
2,668 Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note,
Prairie Buisness Park-Industrial Property, Series 2018A, 5.000%,
11/15/34
1/22 at 100.00 N/R 2,963,383
1,390 Governors State University Board of Trustes, Illinois, Certificates of
Participation, Capital Improvement Projects, Series 2018, 5.000%,
7/01/28 - BAM Insured
7/27 at 100.00 AA 1,672,670
Hillside, Cook County, Illinois, Tax Increment Revenue
Bonds, Refunding Series 2018:
650 5.000%, 1/01/24 No Opt. Call N/R 669,240
2,690 5.000%, 1/01/30 1/27 at 100.00 N/R 2,963,896

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Charter School Revenue Bonds,
Art in Motion AIM Project, Series 2021A:
$ 1,740 4.000%, 7/01/31, 144A No Opt. Call N/R $ 1,755,051
4,470 5.000%, 7/01/41, 144A 7/31 at 100.00 N/R 4,715,269
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
665 5.250%, 12/01/25, 144A No Opt. Call N/R 724,684
1,815 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 2,046,793
1,620 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
9/23 at 100.00 BBB 1,743,606
Illinois Finance Authority, Education Revenue Bonds, Noble
Network of Charter Schools, Series 2015:
885 5.000%, 9/01/25 No Opt. Call BBB 960,137
1,000 5.000%, 9/01/32 9/24 at 100.00 BBB 1,090,010
Illinois Finance Authority, Revenue Bonds, Admiral at the
Lake Project, Refunding Series 2017:
5,575 5.000%, 5/15/33 5/24 at 103.00 N/R 5,863,283
2,000 5.500%, 5/15/54 5/24 at 103.00 N/R 2,104,740
Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015:
615 4.125%, 5/01/45 5/25 at 100.00 AA 674,028
115 4.125%, 5/01/45 5/25 at 100.00 N/R 128,426
120 4.125%, 5/01/45, (Pre-refunded 5/01/25) 5/25 at 100.00 N/R (6) 134,010
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
360 5.000%, 9/01/22, (ETM) No Opt. Call AA+ (6) 371,567
800 5.000%, 9/01/23, (ETM) No Opt. Call AA+ (6) 862,352
55 Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series
2012A, 5.000%, 10/01/22
No Opt. Call BBB- 56,354
4,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R 4,409,040
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
165 5.000%, 8/15/24 No Opt. Call A3 183,584
375 5.000%, 8/15/25 No Opt. Call A3 431,340
Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing
Foundation - Chicago LLC University of Illinois at Chicago
Project, Series 2017A:
500 5.000%, 2/15/30 8/27 at 100.00 BB 581,865
500 5.000%, 2/15/31 8/27 at 100.00 BB 580,420
500 5.000%, 2/15/32 8/27 at 100.00 BB 579,265
1,000 5.000%, 2/15/37 8/27 at 100.00 BB 1,149,930
Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2021:
1,000 5.000%, 6/15/30 No Opt. Call BB+ 1,248,620
575 5.000%, 6/15/31 No Opt. Call BB+ 729,796
105 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB- 115,589
Illinois State, General Obligation Bonds, March Series
2021A:
3,475 4.000%, 3/01/39 3/31 at 100.00 BBB- 4,047,576
1,000 4.000%, 3/01/40 3/31 at 100.00 BBB- 1,162,040
5,000 5.000%, 3/01/46 3/31 at 100.00 BBB- 6,213,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,925 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/33
5/24 at 100.00 BBB- $ 2,110,377
3,500 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/30
No Opt. Call BBB- 4,579,330
10,000 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/24
No Opt. Call BBB- 11,212,600
3,835 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/26
No Opt. Call BBB- 4,463,710
335 Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%,
8/01/23
No Opt. Call BBB- 358,852
4,400 Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/27 3/22 at 100.00 BBB- 4,432,164
Illinois State, General Obligation Bonds, Series 2013:
1,480 5.250%, 7/01/29 7/23 at 100.00 BBB- 1,585,480
1,050 5.250%, 7/01/31 7/23 at 100.00 BBB- 1,122,555
200 5.500%, 7/01/33 7/23 at 100.00 BBB- 214,468
740 Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38 4/23 at 100.00 BBB- 778,214
1,040 Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds,
District 1860 Development Project, Series 2021A, 4.820%, 1/01/41,
144A
11/26 at 100.00 N/R 1,045,741
610 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52
6/22 at 100.00 BB+ 622,908
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
300 5.000%, 12/15/31 12/27 at 100.00 BB+ 360,054
745 5.000%, 12/15/33 12/27 at 100.00 BB+ 889,999
500 5.000%, 12/15/34 12/27 at 100.00 BB+ 595,585
1,978 Minooka, Illinois, Special Assessment Bonds, Refunding Improvement
Series 2014, 5.000%, 12/01/24 - AGM Insured
No Opt. Call AA 2,150,007
500 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 N/R 515,170
543 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
1/22 at 100.00 N/R 543,488
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
1,100 4.000%, 10/01/36 - BAM Insured 4/31 at 100.00 Ba2 1,308,681
1,100 4.000%, 10/01/37 - BAM Insured 4/31 at 100.00 Ba2 1,305,634
425 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 Ba2 502,486
800 4.000%, 10/01/40 - BAM Insured 4/31 at 100.00 Ba2 944,224
800 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 Ba2 942,016
2,370 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds,
Evans Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R 2,442,664
520 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Series 2015, 5.000%, 10/01/24
No Opt. Call BBB 578,084

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A:
$ 320 4.000%, 12/01/25 No Opt. Call N/R $ 343,478
330 4.000%, 12/01/26 No Opt. Call N/R 357,060
345 4.000%, 12/01/27 No Opt. Call N/R 375,146
355 4.000%, 12/01/28 No Opt. Call N/R 386,730
370 4.000%, 12/01/29 12/28 at 100.00 N/R 400,621
385 4.000%, 12/01/30 12/28 at 100.00 N/R 413,979
400 4.000%, 12/01/31 12/28 at 100.00 N/R 429,184
420 4.000%, 12/01/32 12/28 at 100.00 N/R 450,967
435 4.000%, 12/01/33 12/28 at 100.00 N/R 465,885
450 4.000%, 12/01/34 12/28 at 100.00 N/R 480,555
2,725 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
8/22 at 100.00 B- 2,777,811
2,410 Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake
Project, Refunding Series 2015, 5.000%, 3/01/33 - BAM Insured
3/25 at 100.00 AA 2,674,184
2,125 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34
3/25 at 100.00 N/R 2,171,176
1,115 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%,
3/01/29
3/25 at 100.00 N/R 1,145,127
515 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%,
3/01/29
3/25 at 100.00 N/R 528,915
962 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (7)
1/22 at 100.00 N/R 865,417
461,359 Total Illinois 534,902,101
Indiana - 0.6%
185 City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017, 5.125%, 1/01/32
1/23 at 105.00 N/R 191,199
1,155 City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2018, 5.300%, 1/01/32, 144A
1/24 at 105.00 N/R 1,203,672
1,830 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A
6/30 at 100.00 N/R 2,007,876
2,485 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27
No Opt. Call BB 2,712,030
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A:
165 5.000%, 12/01/30 12/27 at 103.00 N/R 183,262
255 5.000%, 12/01/40 12/27 at 103.00 N/R 276,887
655 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24, 144A
No Opt. Call N/R 710,223
2,955 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 3,242,758
Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A:
2,330 5.500%, 4/01/33 4/26 at 100.00 Baa3 2,689,216
1,275 5.500%, 4/01/34 4/26 at 100.00 Baa3 1,471,376
2,500 5.000%, 4/01/37 4/26 at 100.00 Baa3 2,814,825
1,075 Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters'
Hospital and Health Services, Series 2010, 5.125%, 8/15/27
1/22 at 100.00 Baa2 1,078,569

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indiana Finance Authority, Hospital Revenue Bonds, Major
Hospital Project, Series 2014A:
$ 250 5.000%, 10/01/22, (ETM) No Opt. Call N/R (6) $ 258,880
325 5.000%, 10/01/23, (ETM) No Opt. Call N/R (6) 351,432
550 5.000%, 10/01/24, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (6) 594,732
1,400 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (6) 1,513,862
15 Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health
System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29
5/22 at 100.00 AA- 15,223
Knox County, Indiana, Economic Development Revenue
and Refunding Bonds, Good Samaritan Hospital Project,
Series 2012A:
1,000 5.000%, 4/01/28 4/22 at 100.00 Baa3 1,011,160
2,245 5.000%, 4/01/42 4/22 at 100.00 Baa3 2,270,054
425 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.050%, 4/01/26
4/24 at 102.00 N/R 435,026
4,500 Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012,
7.000%, 6/01/28, (AMT)
2/22 at 100.00 CCC+ 4,516,920
3,250 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
7.250%, 12/01/28, (AMT) (7),(8)
No Opt. Call N/R 1,049,197
215 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017, 5.100%, 1/01/32
1/23 at 105.00 N/R 221,959
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt
Paper LLC Project, Series 2013:
750 5.875%, 1/01/24, (AMT) No Opt. Call N/R 791,685
6,300 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R 7,010,325
3,720 Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2016, 3.500%, 7/15/26
1/23 at 100.00 N/R 3,744,701
41,810 Total Indiana 42,367,049
Iowa - 1.0%
925 Cedar Rapids, Iowa, Hospital Reveenue Bonds, Mercy Medical Center
Project, Series 2003. ARCs, 0.158%, 8/15/32 - AMBAC Insured
No Opt. Call A- 925,000
5,805 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 Ba2 5,905,775
16,825 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 B+ 18,076,612
22,575 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/1/2033)
12/22 at 103.00 BB- 24,027,250
3,860 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50,
(Mandatory Put 12/1/2037)
12/22 at 105.00 BB- 4,182,657
Iowa Finance Authority, Senior Housing Revenue Bonds,
PHS Council Bluffs, Inc. Project, Series 2018:
340 3.950%, 8/01/23 No Opt. Call N/R 344,682
750 4.450%, 8/01/28 8/23 at 102.00 N/R 779,715
500 5.000%, 8/01/33 8/23 at 102.00 N/R 521,005
11,450 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB 13,171,736
63,030 Total Iowa 67,934,432
Kansas - 0.4%
300 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/41
12/26 at 100.00 Ba1 333,165

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A:
$ 750 5.250%, 11/15/33 11/23 at 103.75 N/R $ 766,845
1,790 5.500%, 11/15/38 11/23 at 103.75 N/R 1,845,526
Manhattan Health Care Facility Revenue Bonds, Kansas,
Meadowlarks Hills Retirement, Series 2021A:
1,000 4.000%, 6/01/36 6/28 at 103.00 BB+ 1,105,030
1,000 4.000%, 6/01/46 6/28 at 103.00 BB+ 1,086,980
750 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/49
3/29 at 100.00 BB- 799,342
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series
2012B:
1,100 0.000%, 12/15/29 (7) 12/22 at 100.00 N/R 550,000
1,750 0.000%, 12/15/34 (7) 12/22 at 100.00 N/R 875,000
Overland Park, Kansas, Sales Tax Special Obligation
Revenue Bonds, Prairiefire at Lionsgate Project, Series
2012:
7,485 4.375%, 12/15/23 12/22 at 100.00 N/R 5,919,962
5,500 5.250%, 12/15/29 12/22 at 100.00 N/R 3,446,245
2,145 6.000%, 12/15/32 12/22 at 100.00 N/R 1,237,965
Prairie Village, Kansas, Special Obligation Tax Increment
Revenue Bonds, Meadowbrook TIF Project, Refunding
Series 2021:
875 2.875%, 4/01/30 4/28 at 100.00 N/R 877,459
1,000 3.125%, 4/01/36 4/28 at 100.00 N/R 999,510
835 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 N/R 876,558
9,440 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015, 5.000%, 9/01/27
9/25 at 100.00 N/R 9,528,736
35,720 Total Kansas 30,248,323
Kentucky - 0.1%
1,470 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.000%, 2/01/26
No Opt. Call BB+ 1,596,611
1,665 Kentucky Bond Development Corporation, Tax Increment Revenue
Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24
No Opt. Call N/R 1,686,562
1,090 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015, 5.000%, 11/15/25
No Opt. Call N/R 1,128,695
775 Kentucky Economic Development Finance Authority, Revenue Bonds,
Masonic Home Independent Living II, Inc., TEMPS 85 Series 2016B-1,
3.250%, 5/15/22
1/22 at 100.00 N/R 775,287
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
310 5.000%, 7/01/22 No Opt. Call Baa2 316,668
3,560 5.000%, 7/01/33 7/25 at 100.00 Baa2 3,988,161
8,870 Total Kentucky 9,491,984
Louisiana - 1.1%
2,250 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade
Corporation Project, Series 2002, 6.800%, 2/01/27
1/22 at 100.00 B1 2,253,083

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 1,000 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019,
5.000%, 12/01/39
12/29 at 100.00 BB $ 1,198,600
Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy
Project, Series 2018A:
2,000 4.800%, 6/15/29, 144A 6/28 at 100.00 N/R 2,217,520
500 5.500%, 6/15/38, 144A 6/28 at 100.00 N/R 572,140
Lakeshore Villages Master Community Development
District, Louisiana, Special Assessment Revenue Bonds,
Series 2021:
625 2.375%, 6/01/26 No Opt. Call N/R 624,469
695 2.875%, 6/01/31 No Opt. Call N/R 694,416
1,180 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 1,407,764
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, New Orleans
GOMESA Project, Series 2021, 4.000%, 11/01/46, 144A
11/30 at 100.00 N/R 3,272,310
445 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A
11/28 at 100.00 N/R 522,056
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A
2/27 at 100.00 N/R 1,094,510
725 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A
6/27 at 100.00 N/R 793,085
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Lincoln Preparatory School Project, Series 2021A:
300 5.000%, 6/01/31, 144A No Opt. Call N/R 334,455
805 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 878,118
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
3,000 5.000%, 4/01/37 4/30 at 100.00 A 3,807,000
3,000 5.000%, 4/01/38 4/30 at 100.00 A 3,800,760
735 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A
4/27 at 100.00 N/R 794,285
7,335 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 7,737,545
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, BRR Schools - Materra Campus Project, Series
2021A:
600 4.000%, 6/01/31, 144A 6/26 at 100.00 N/R 629,652
1,350 4.000%, 6/01/41, 144A 6/26 at 100.00 N/R 1,401,354
865 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R 948,325
Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017:
500 5.000%, 7/01/27 (7) No Opt. Call D 480,000
1,745 5.000%, 7/01/28 (7) 7/27 at 100.00 D 1,675,200
1,680 5.000%, 7/01/29 (7) 7/27 at 100.00 D 1,612,800
1,695 5.000%, 7/01/30 (7) 7/27 at 100.00 D 1,627,200
1,000 5.000%, 7/01/32 (7) 7/27 at 100.00 D 960,000
750 5.000%, 7/01/33 (7) 7/27 at 100.00 D 720,000
1,500 5.000%, 7/01/37 (7) 7/27 at 100.00 D 1,440,000

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2015:
$ 430 5.000%, 5/15/25 No Opt. Call A3 $ 492,771
400 5.000%, 5/15/26 5/25 at 100.00 A3 455,088
475 5.000%, 5/15/27 5/25 at 100.00 A3 539,230
Louisiana Public Facilities Authority, Revenue Bonds,
Southwest Louisiana Charter Academy Foundation Project,
Series 2013A:
550 6.625%, 12/15/23 No Opt. Call N/R 574,002
770 8.375%, 12/15/43 12/23 at 100.00 N/R 822,037
4,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%,
7/01/24, (AMT), 144A (7)
No Opt. Call N/R 40
980 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/27, (AMT)
No Opt. Call A- 1,171,149
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Refunding Series 2014:
500 5.000%, 6/01/24 No Opt. Call BBB+ 551,635
500 5.000%, 6/01/25 6/24 at 100.00 BBB+ 553,620
835 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/26
12/24 at 100.00 BBB+ 940,068
3,990 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/1/2030), 144A
No Opt. Call BB- 5,264,685
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 4,496,507
4,190 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 5,533,146
2,735 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/1/2030),
144A
No Opt. Call BB- 3,608,750
4,280 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/1/2025), 144A
No Opt. Call BB- 4,871,753
785 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24
No Opt. Call N/R 836,268
69,105 Total Louisiana 74,207,396
Maine - 0.3%
2,465 Maine Educational Loan Authority, Student Loan Revenue Bonds,
Supplemental Education Loan Program, Class A Series 2012A-1,
5.050%, 12/01/27, (AMT)
12/22 at 100.00 A2 2,550,116
6,800 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella
Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35, (AMT),
(Mandatory Put 8/1/2025), 144A
No Opt. Call B 7,657,344
13,130 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33,
(AMT), 144A (7),(8)
12/26 at 100.00 N/R 3,253,955
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2013:
1,000 5.000%, 7/01/26, (Pre-refunded 7/01/23) 7/23 at 100.00 Ba1 (6) 1,070,160
500 5.000%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 Ba1 (6) 535,080
9,050 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
1/22 at 100.00 B1 9,062,399
32,945 Total Maine 24,129,054

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland - 1.0%
$ 430 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24
No Opt. Call N/R $ 455,357
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,705 5.000%, 9/01/30 9/27 at 100.00 CCC 1,834,614
810 5.000%, 9/01/31 9/27 at 100.00 CCC 871,033
1,500 5.000%, 9/01/33 9/27 at 100.00 CCC 1,611,000
1,000 5.000%, 9/01/35 9/27 at 100.00 CCC 1,071,520
8,835 5.000%, 9/01/42 9/27 at 100.00 CCC 9,407,243
9,590 5.000%, 9/01/46 9/27 at 100.00 CCC 10,181,032
Baltimore, Maryland, Special Obligation Bonds,
Consolidated Tax Increment Financing, Series 2015:
375 5.000%, 6/15/23 No Opt. Call BBB+ 399,596
260 5.000%, 6/15/24 No Opt. Call BBB+ 287,997
275 5.000%, 6/15/25 6/24 at 100.00 BBB+ 303,726
385 5.000%, 6/15/26 6/24 at 100.00 BBB+ 423,947
345 5.000%, 6/15/27 6/24 at 100.00 BBB+ 378,848
550 Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A, 4.000%, 9/01/27
No Opt. Call N/R 606,403
Baltimore, Maryland, Special Obligation Bonds, Harbor
Point Project, Refunding Series 2016:
1,715 4.250%, 6/01/26 No Opt. Call N/R 1,889,210
2,100 4.750%, 6/01/31 6/26 at 100.00 N/R 2,310,756
580 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A
2/26 at 100.00 N/R 620,223
2,500 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/27
7/25 at 100.00 N/R 2,673,500
5,910 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
1/22 at 100.00 BB- 5,971,759
Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A:
3,360 2.500%, 12/01/22 (7) No Opt. Call N/R 2,016,000
6,895 2.500%, 12/01/31 (7) 1/22 at 100.00 N/R 4,137,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (7)
1/22 at 100.00 N/R 600,000
Maryland Economic Development Corporation, Senior
Student Housing Revenue Bonds, Towson University
Project, Refunding Series 2017:
270 5.000%, 7/01/27 No Opt. Call BB+ 312,536
190 5.000%, 7/01/29 7/27 at 100.00 BB+ 217,271
325 5.000%, 7/01/30 7/27 at 100.00 BB+ 369,665
375 5.000%, 7/01/31 7/27 at 100.00 BB+ 424,882
530 5.000%, 7/01/37 1/22 at 100.00 BB+ 531,039
3,000 Maryland Economic Development Corporation, Special Obligation
Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%,
7/01/27
1/27 at 100.00 N/R 3,331,230
2,500 Maryland Economic Development Corporation, Special Obligation
Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/40
9/30 at 100.00 N/R 2,857,175
3,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31
7/27 at 100.00 Baa3 4,031,405

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 4,310 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%,
7/01/46
7/31 at 100.00 A $ 4,562,566
400 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R 440,368
1,200 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30,
144A
1/26 at 100.00 N/R 1,321,908
600 Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018, 5.000%, 7/01/30, 144A
7/28 at 100.00 N/R 690,120
67,320 Total Maryland 67,140,929
Massachusetts - 0.5%
Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019:
640 4.000%, 6/15/24 No Opt. Call N/R 657,722
490 5.000%, 6/15/29 6/26 at 100.00 N/R 542,773
530 5.000%, 6/15/39 6/26 at 100.00 N/R 575,882
2,000 Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 B- 1,919,000
705 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/25
No Opt. Call A+ 769,818
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2014F:
335 5.000%, 7/15/22 No Opt. Call BB+ 342,112
325 5.000%, 7/15/23 No Opt. Call BB+ 344,295
315 5.000%, 7/15/24 7/23 at 100.00 BB+ 335,582
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2013:
750 4.375%, 7/01/23, (AMT) 7/22 at 100.00 AA 764,572
1,395 5.000%, 7/01/25, (AMT) 7/22 at 100.00 AA 1,421,700
1,660 5.250%, 7/01/29, (AMT) 7/22 at 100.00 AA 1,693,134
4,600 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/26, (AMT)
1/25 at 100.00 A 5,103,700
470 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2007A, 0.658%, 5/01/37 - NPFG Insured (3-Month LIBOR*0.67%
reference rate + 0.570% spread) (5)
1/22 at 100.00 AA 472,844
13,000 Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds,
Refunding Series 2005, 5.500%, 1/01/34 - NPFG Insured
No Opt. Call AAA 17,845,490
27,215 Total Massachusetts 32,788,624
Michigan - 1.1%
Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019:
220 3.500%, 11/01/24 No Opt. Call BB 225,594
410 3.875%, 11/01/29 11/27 at 102.00 BB 438,192
85 5.000%, 11/01/34 11/27 at 102.00 BB 96,133
350 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.000%, 11/01/26
1/22 at 100.00 B 350,021
County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding
Series 2016:
1,915 5.000%, 2/15/30 2/27 at 100.00 Ba1 2,227,547
2,010 5.000%, 2/15/31 2/27 at 100.00 Ba1 2,330,816

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 1,905 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/31
7/28 at 103.00 BB- $ 2,051,285
50,000 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien
Floating Libor Notes Series 2006D, 0.744%, 7/01/32 - AGM Insured
(3-Month LIBOR*0.67% reference rate + 0.600% spread) (5)
4/22 at 100.00 A1 50,215,572
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - NPFG Insured
1/22 at 100.00 A2 5,019
10,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
1/22 at 100.00 N/R 9,547,100
1,250 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
4.000%, 5/01/31
No Opt. Call N/R 1,314,588
705 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series
2019, 4.000%, 2/01/29
2/27 at 102.00 BB+ 764,699
1,245 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 3.500%, 9/01/30
No Opt. Call BB 1,285,388
625 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
4.250%, 12/01/39
12/27 at 100.00 N/R 635,763
1,350 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R 1,265,395
1,080 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2019A-1, 3.350%, 10/01/49
10/28 at 100.00 AA 1,144,476
695 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012, 5.250%, 6/01/32
6/22 at 100.00 BB 702,089
580 Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A
5/27 at 100.00 N/R 603,020
74,430 Total Michigan 75,202,697
Minnesota - 0.9%
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
320 3.500%, 8/01/26 No Opt. Call BB+ 344,515
400 3.500%, 8/01/27 8/26 at 100.00 BB+ 428,636
270 4.000%, 8/01/28 8/26 at 100.00 BB+ 294,357
415 4.000%, 8/01/29 8/26 at 100.00 BB+ 451,109
260 4.000%, 8/01/30 8/26 at 100.00 BB+ 281,554
300 4.000%, 8/01/31 8/26 at 100.00 BB+ 324,054
455 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Taxable Series 2021B, 6.000%, 6/15/27
No Opt. Call N/R 454,072
Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A:
630 4.750%, 7/01/25 No Opt. Call N/R 656,926
630 5.250%, 7/01/30 7/25 at 100.00 N/R 677,521
510 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22
No Opt. Call BB- 511,397
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project,Series 2016A:
375 4.000%, 7/01/28 7/24 at 102.00 N/R 399,518
540 5.000%, 7/01/31 7/24 at 102.00 N/R 587,104

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Columbia Heights, Minnesota, Charter School Lease
Revenue Bonds, Prodeo Academy Project, Series 2019A:
$ 1,415 3.875%, 7/01/29 7/27 at 102.00 N/R $ 1,492,641
1,680 5.000%, 7/01/34 7/27 at 102.00 N/R 1,851,326
2,135 5.000%, 7/01/39 7/27 at 102.00 N/R 2,329,029
1,300 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call B 1,331,317
90 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 4.400%, 7/01/25
No Opt. Call BB+ 94,867
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Saint Luke's Hospital
of Duluth Obligated Group, Series 2022A,  Forward
Delivery:
500 5.000%, 6/15/29 (WI/DD, Settling 3/17/22) No Opt. Call BBB- 609,400
500 5.000%, 6/15/30 (WI/DD, Settling 3/17/22) No Opt. Call BBB- 619,420
500 5.000%, 6/15/31 (WI/DD, Settling 3/17/22) No Opt. Call BBB- 629,875
500 5.000%, 6/15/32 (WI/DD, Settling 3/17/22) No Opt. Call BBB- 640,690
625 5.000%, 6/15/33 (WI/DD, Settling 3/17/22) 6/32 at 100.00 BBB- 799,238
600 4.000%, 6/15/34 (WI/DD, Settling 3/17/22) 6/32 at 100.00 BBB- 703,092
260 4.000%, 6/15/35 (WI/DD, Settling 3/17/22) 6/32 at 100.00 BBB- 304,073
450 4.000%, 6/15/36 (WI/DD, Settling 3/17/22) 6/32 at 100.00 BBB- 525,001
425 4.000%, 6/15/37 (WI/DD, Settling 3/17/22) 6/32 at 100.00 BBB- 494,581
300 4.000%, 6/15/39 (WI/DD, Settling 3/17/22) 6/32 at 100.00 BBB- 347,643
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
500 4.000%, 7/01/23 No Opt. Call BB 516,640
420 4.000%, 7/01/24 No Opt. Call BB 441,256
500 5.000%, 7/01/29 7/24 at 100.00 BB 531,505
Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project,
Series 2021A:
225 3.250%, 6/01/31 6/29 at 102.00 N/R 226,084
170 4.000%, 6/01/41 6/29 at 102.00 N/R 175,862
2,100 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R 2,082,906
550 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds,
Boise Cascade Corporation Project, Refunding Series 1999, 6.850%,
12/01/29, (AMT)
1/22 at 100.00 B1 550,753
1,880 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen?Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/1/2024)
1/22 at 100.00 N/R 1,881,824
Maple Plain, Minnesota Senior Housing and Healthcare
Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
500 4.250%, 7/01/39 7/25 at 102.00 N/R 517,575
500 5.000%, 7/01/39 7/25 at 102.00 N/R 536,215
275 Minneapolis & Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Series 1998A, Allina Health System,
Tranche I PARS, 0.105%, 8/01/28 - NPFG Insured
1/22 at 100.00 AA- 275,000
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A, 4.000%,
12/01/31, 144A
12/27 at 100.00 N/R 610,635
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hennepin Schools Project, Series 2021A:
1,685 4.000%, 7/01/31 No Opt. Call N/R 1,894,210
4,350 4.000%, 7/01/41 7/31 at 100.00 N/R 4,752,070

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,455 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2016A, 4.000%, 7/01/26
7/24 at 102.00 N/R $ 1,532,828
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A, 5.500%, 7/01/27, 144A
No Opt. Call N/R 649,321
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Twin Cities International Schools Project, Series
2017A:
400 3.750%, 12/01/22, 144A No Opt. Call N/R 406,988
1,840 4.250%, 12/01/27, 144A No Opt. Call N/R 2,044,645
235 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 5.000%, 7/01/23
No Opt. Call BB+ 243,202
Minneapolis, Minnesota, Tax Increment Revenue Bonds,
Village at St. Anthony Falls Project, Refunding Series 2015:
500 4.000%, 3/01/22 No Opt. Call N/R 501,930
335 4.000%, 3/01/24 3/23 at 100.00 N/R 343,660
325 4.000%, 3/01/27 3/23 at 100.00 N/R 332,511
Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A:
545 4.150%, 9/01/24 No Opt. Call BB- 561,317
1,100 5.000%, 9/01/34 9/24 at 100.00 BB- 1,156,342
2,285 Owatonna, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen?Second Century & Owatonna Senior Living Project, Refunding
Series 2014B, 4.500%, 9/01/44, (Mandatory Put 9/1/2024)
1/22 at 100.00 N/R 2,286,782
775 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project, Refunding Series 2013A, 5.000%, 12/01/23
1/22 at 100.00 BBB- 777,457
7,630 Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck ?
Saint Mary?s School Project, Series 2015, 5.000%, 8/01/22, (ETM), 144A
No Opt. Call BB (6) 7,839,825
1,335 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26
No Opt. Call N/R 1,373,915
1,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 3.750%, 4/01/26
No Opt. Call N/R 954,900
4,455 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2016A, 5.000%, 7/01/28, 144A
7/26 at 100.00 N/R 4,806,009
250 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
4.750%, 7/01/29, 144A
7/27 at 100.00 N/R 272,918
Saint Paul Housing and Redevelopment Authority,
Minnesota, Lease Revenue Bonds, Hope Community
Academy Project, Series 2015A:
740 4.000%, 12/01/24 No Opt. Call BB 759,654
700 4.500%, 12/01/29 12/24 at 100.00 BB 727,426
Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A:
1,425 4.000%, 10/01/26 No Opt. Call N/R 1,497,176
1,115 4.750%, 10/01/31 10/26 at 100.00 N/R 1,209,831
150 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 3.750%,
6/01/26
6/24 at 100.00 N/R 153,012
Woodbury Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Saint Therese of Woodbury,
Series 2014:
200 4.000%, 12/01/23 No Opt. Call N/R 205,892
400 4.000%, 12/01/24 No Opt. Call N/R 416,836
60,405 Total Minnesota 64,229,868

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi - 0.1%
1,720 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.000%, 10/15/30, 144A
10/26 at 100.00 N/R 1,691,293
2,700 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding
Subordinate Series 2019B, 4.000%, 10/15/49, (Mandatory Put
4/15/2029), 144A
10/26 at 100.00 N/R 2,503,737
6,520 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 Baa1 6,303,862
10,940 Total Mississippi 10,498,892
Missouri - 1.4%
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
1,515 5.000%, 8/01/24 No Opt. Call Ba1 1,662,410
1,910 5.000%, 8/01/27 8/26 at 100.00 Ba1 2,213,537
1,000 4.000%, 8/01/38 8/26 at 100.00 Ba1 1,079,780
Branson Industrial Development Authority, Missouri,
Tax Increment Revenue Bonds, Branson Shoppes
Redevelopment Project, Refunding Series 2017A:
650 4.000%, 11/01/26 11/25 at 100.00 N/R 677,846
1,125 4.000%, 11/01/27 11/25 at 100.00 N/R 1,166,973
1,475 3.900%, 11/01/29 11/25 at 100.00 N/R 1,510,769
655 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1 709,594
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A:
875 5.000%, 3/01/27 No Opt. Call Ba1 1,041,425
1,400 5.000%, 3/01/28 3/27 at 100.00 Ba1 1,660,512
700 5.000%, 3/01/30 3/27 at 100.00 Ba1 822,290
200 5.000%, 3/01/31 3/27 at 100.00 Ba1 234,216
3,525 5.000%, 3/01/36 3/27 at 100.00 Ba1 4,099,751
10,315 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A- 12,560,679
23,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 A- 27,872,090
985 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R 1,013,989
1,100 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R 1,145,067
Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A:
1,000 5.000%, 5/15/25 No Opt. Call BB 1,104,660
1,075 5.000%, 5/15/26 No Opt. Call BB 1,213,417
1,080 5.000%, 5/15/27 No Opt. Call BB 1,238,652
1,150 5.250%, 5/15/28 5/27 at 100.00 BB 1,324,627
2,645 5.250%, 5/15/31 5/27 at 100.00 BB 2,996,547

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
$ 1,435 4.375%, 2/01/31, 144A 2/28 at 100.00 N/R $ 1,467,603
3,050 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 3,117,802
2,000 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series
2017, 4.000%, 11/01/27, 144A
No Opt. Call N/R 2,040,760
1,200 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A
No Opt. Call N/R 1,256,592
Missouri Southern State University, Auxiliary Enterprise
System Revenue Bonds, Series 2021:
2,040 3.000%, 10/01/26 No Opt. Call N/R 2,067,744
2,515 4.000%, 10/01/31 No Opt. Call N/R 2,675,155
150 Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds,
Series 2021, 3.000%, 5/01/30
5/29 at 100.00 N/R 152,265
880 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24
5/23 at 100.00 N/R 899,193
2,095 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A,
5.000%, 8/15/25
No Opt. Call N/R 2,306,846
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
895 5.000%, 11/15/27 11/25 at 100.00 N/R 998,578
990 5.000%, 11/15/29 11/25 at 100.00 N/R 1,096,762
1,095 5.000%, 11/15/31 11/25 at 100.00 N/R 1,204,949
655 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%,
12/01/25
No Opt. Call N/R 705,835
945 Saint Louis Industrial Development Authority, Missouri, Confluence
Academy Project, Series 2007A, 5.250%, 6/15/25
1/22 at 100.00 N/R 945,775
1,500 Saint Louis Land Clearance for Redevelopment Authority, Missouri,
Annual Appropriation Revenue Bonds, Contractual Payments of St.
Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38
4/27 at 100.00 A 1,783,755
575 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
3/23 at 103.00 Ba1 622,133
2,025 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 N/R 2,006,633
500 The Industrial Development Authority of the County of St. Louis, Missouri,
Transportation Development Refunding Revenue Bonds, Series 2019B,
4.375%, 3/01/33, 144A
3/27 at 100.00 N/R 521,180
450 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 N/R 455,935
82,375 Total Missouri 93,674,326

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana - 0.0%
Kalispell, Montana, Housing and Healthcare Facilities
Revenue Bonds, Immanuel Lutheran Corporation, Series
2017A:
$ 1,000 5.000%, 5/15/27 5/25 at 102.00 N/R $ 1,105,060
1,180 5.250%, 5/15/30 5/25 at 102.00 N/R 1,301,280
435 5.250%, 5/15/32 5/25 at 102.00 N/R 477,487
2,615 Total Montana 2,883,827
Nevada - 0.8%
820 City of Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 N/R 935,448
Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 142 Mountain's Edge, Refunding
2012:
805 4.000%, 8/01/22 No Opt. Call A 820,770
1,135 4.000%, 8/01/23 8/22 at 100.00 A 1,156,429
550 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24
No Opt. Call N/R 589,496
1,160 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28
8/25 at 100.00 N/R 1,279,004
1,125 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R 1,101,818
3,030 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R 3,261,916
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 2,147,500
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
12,242 5.875%, 12/15/27, (AMT), 144A 2021 2021 No Opt. Call N/R 13,728,596
2,935 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 3,157,532
2,395 Director of Nevada State Department of Business and Industry, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.250%,
1/01/50, (AMT), (Mandatory Put 2/1/2022), 144A
2/22 at 100.00 Aaa 2,395,072
850 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2015,
4.000%, 12/15/25, 144A
No Opt. Call BB 897,005
450 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 4.500%, 12/15/29, 144A
12/25 at 100.00 BB 494,824
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,565 4.000%, 9/01/32 9/26 at 100.00 N/R 1,673,486
675 4.000%, 9/01/35 9/26 at 100.00 N/R 716,418
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 808 & 810 Summerlin Village 23B,
Refunding Series 2014:
500 5.000%, 6/01/23 No Opt. Call N/R 527,670
465 5.000%, 6/01/24 No Opt. Call N/R 507,692
755 5.000%, 6/01/25 6/24 at 100.00 N/R 821,183

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series
2015:
$ 470 5.000%, 12/01/26 12/25 at 100.00 N/R $ 528,082
1,475 5.000%, 12/01/28 12/25 at 100.00 N/R 1,638,799
325 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 N/R 356,668
335 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/27, 144A
7/25 at 100.00 BB+ 375,907
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 64 Valley Vista, Series 2019:
670 4.250%, 6/01/34 12/28 at 100.00 N/R 747,553
810 4.500%, 6/01/39 12/28 at 100.00 N/R 909,095
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 65 Northern Beltway
Commercial Area, Series 2017:
1,685 4.000%, 12/01/27, 144A No Opt. Call N/R 1,841,284
840 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 956,466
3,850 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27
1/22 at 100.00 BB- 3,856,237
1,580 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
1/22 at 100.00 N/R 1,490,019
400 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/38 - AGM Insured
12/28 at 100.00 A2 478,232
1,872 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Sales Tax Anticipation
Series 2019B, 3.500%, 6/15/28
No Opt. Call N/R 2,000,368
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
305 2.500%, 6/15/24, 144A No Opt. Call Ba2 309,590
790 2.750%, 6/15/28, 144A No Opt. Call Ba2 819,578
2,500 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/40
7/30 at 100.00 N/R 2,926,100
51,364 Total Nevada 55,445,837
New Jersey - 2.0%
2,340 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT)
No Opt. Call Ba1 2,501,343
New Jersey Building Authority, State Building Revenue
Bonds, Refunding Series 2016A:
445 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 N/R (6) 510,477
1,070 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 BBB (6) 1,222,229
145 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%,
8/01/24, 144A
No Opt. Call N/R 152,787
900 New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017,
5.000%, 7/15/32
7/27 at 100.00 BBB- 1,049,535

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Teaneck Community Charter
School, Series 2017A:
$ 45 3.500%, 9/01/22, 144A No Opt. Call BB $ 45,649
210 4.250%, 9/01/27, 144A No Opt. Call BB 228,957
830 New Jersey Economic Development Authority, Cigarette Tax Revenue
Refunding Bonds, Series 2012, 5.000%, 6/15/29
6/22 at 100.00 BBB 846,168
New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014:
520 4.375%, 1/01/24 No Opt. Call N/R 527,467
2,000 5.000%, 1/01/34 1/24 at 100.00 N/R 2,044,080
860 New Jersey Economic Development Authority, Lease Revenue Bonds,
Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26
6/25 at 100.00 BBB 957,782
New Jersey Economic Development Authority, Lease
Revenue Bonds, State House Project, Series 2017B:
6,680 4.000%, 6/15/29 12/28 at 100.00 BBB 7,864,497
2,780 5.000%, 6/15/35 12/28 at 100.00 BBB 3,412,061
980 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 BB+ 1,035,537
5,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call BBB 5,795,400
650 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/25
No Opt. Call B 686,354
10,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/26
6/25 at 100.00 BBB 11,426,600
5,295 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/46
12/30 at 100.00 BBB 6,074,636
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Tender Option Bond Trust
Series 2018-XG0168:
1,000 3.832%, 9/01/27, 144A, (IF) (4) 3/23 at 100.00 BBB 1,043,760
New Jersey Economic Development Authority, School
Facilities Construction Financing Program Bonds,
Refunding Series 2013-I:
19,735 1.600%, 9/01/27, (UB) (SIFMA reference rate + 1.550% spread) (4),(5) 3/23 at 100.00 BBB 19,950,901
3,000 1.700%, 3/01/28 (SIFMA reference rate + 1.600% spread) (5) 3/23 at 100.00 BBB 3,033,870
2,200 1.700%, 3/01/28, (UB) (SIFMA reference rate + 1.600% spread) (4),(5) 3/23 at 100.00 BBB 2,224,838
5,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2013NN,
5.000%, 3/01/25
3/23 at 100.00 BBB 5,261,450
250 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust
2016-XF2340, 2.645%, 9/01/25, 144A, (IF) (4)
3/25 at 100.00 BBB 263,502
100 New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A,
5.125%, 10/01/24, 144A
No Opt. Call BB- 107,599
4,740 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%,
9/15/27, (AMT)
9/22 at 100.00 B 4,858,737
530 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28, (AMT)
1/22 at 100.00 B 531,887

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 2,500 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
8/22 at 101.00 B+ $ 2,585,650
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B:
3,315 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 3,638,942
450 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 493,974
1,680 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/27, (AMT)
No Opt. Call Baa3 2,049,835
1,075 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/34
7/26 at 100.00 BBB- 1,199,453
1,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30
6/26 at 100.00 Baa1 1,170,650
6,485 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/34
No Opt. Call BBB 4,911,090
1,410 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012A, 5.000%, 6/15/42, (Pre-refunded 6/15/22)
6/22 at 100.00 BBB (6) 1,440,160
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/34
12/28 at 100.00 BBB 6,144,850
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019AA:
1,500 4.125%, 6/15/39 12/28 at 100.00 BBB 1,723,020
1,976 4.500%, 6/15/49 12/28 at 100.00 BBB 2,301,744
11,855 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index
Series 2017D-1, 0.777%, 1/01/24, (UB) (1-Month LIBOR reference rate
+ 0.700% spread) (4),(5)
No Opt. Call A2 11,959,798
1,000 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Refunding Series 2016S, 5.000%, 1/01/34
1/26 at 100.00 BB+ 1,141,340
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Subordinate Series 2017B:
850 5.000%, 1/01/32, (AMT) 1/28 at 100.00 Baa1 1,012,282
1,220 5.000%, 1/01/33, (AMT) 1/28 at 100.00 Baa1 1,449,628
1,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa1 1,481,738
1,000 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa1 1,179,990
5,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 5,825,900
125,871 Total New Jersey 135,368,147
New Mexico - 0.1%
195 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25
No Opt. Call N/R 201,597
2,360 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 N/R 2,440,358
200 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23
No Opt. Call N/R 206,840
350 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23
No Opt. Call N/R 358,155
1,449 Winrock Town Center Tax Increment Development District, Albuquerque,
New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series
2015, 5.250%, 5/01/25, 144A
1/22 at 102.00 N/R 1,475,241
4,554 Total New Mexico 4,682,191

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York - 6.0%
$ 180 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/28
7/25 at 100.00 BBB $ 199,303
1,000 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A, 4.500%, 6/01/27
6/24 at 103.00 BBB 1,105,210
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
845 5.000%, 11/01/22 No Opt. Call BB 873,544
700 5.250%, 11/01/34 11/24 at 100.00 BB 767,424
2,610 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 2,934,553
3,805 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R 3,944,491
2,500 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R 2,687,650
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
400 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R 434,976
450 5.000%, 6/01/36, 144A 6/29 at 100.00 N/R 517,104
1,205 Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series
2021A, 2.500%, 6/15/31, 144A
No Opt. Call N/R 1,202,976
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Pace University, Series 2013A:
5 4.000%, 5/01/22, (ETM) No Opt. Call N/R (6) 5,063
715 5.000%, 5/01/23 No Opt. Call BBB- 756,913
15 5.000%, 5/01/23, (ETM) No Opt. Call N/R (6) 15,952
85 5.000%, 5/01/24, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 90,275
65 5.000%, 5/01/26, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 69,034
20 5.000%, 5/01/27, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 21,241
6,470 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.000%, 12/01/26,
144A
No Opt. Call BB- 6,971,878
1,395 Green Island Power Authority, New York, Power System Revenue Bonds,
Subordinante Series 2000, 6.000%, 12/15/25, (AMT)
6/22 at 100.00 Ba1 1,412,703
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
5.890%, 2/01/32
2/27 at 100.00 N/R 1,144,190
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.470%, 2/01/33
2/28 at 100.00 N/R 1,200,590
800 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
4.760%, 2/01/27
No Opt. Call N/R 857,672
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
580 4.050%, 2/01/31 2/30 at 100.00 A2 596,901
1,080 4.450%, 2/01/41 2/30 at 100.00 A2 1,122,293
5,005 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB 5,331,426

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22
6/22 at 100.00 N/R $ 1,002,420
50,380 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22, (UB)
(4)
No Opt. Call N/R 51,260,139
3,445 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22
No Opt. Call N/R 3,552,518
4,220 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23
No Opt. Call N/R 4,432,013
6,835 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%,
11/15/57
5/27 at 100.00 BBB+ 8,023,675
4,490 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%,
11/15/49
5/30 at 100.00 BBB+ 5,460,828
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
5,000 5.000%, 11/15/50 5/30 at 100.00 BBB+ 6,076,850
12,500 5.250%, 11/15/55 5/30 at 100.00 BBB+ 15,440,625
8,805 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-2, 4.000%,
11/15/47
11/30 at 100.00 BBB+ 10,043,511
6,170 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2021A-1, 4.000%,
11/15/44
5/31 at 100.00 BBB+ 7,116,355
4,240 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 BBB+ 4,928,873
3,105 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/33
5/25 at 100.00 BBB+ 3,482,382
3,335 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2002G-1, 0.464%,
11/01/26 (SOFR*0.67% reference rate + 0.430% spread) (5)
No Opt. Call BBB+ 3,310,388
12,890 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2005D-1, 0.364%,
11/01/35, (Mandatory Put 4/1/2024) (SOFR*0.67% reference rate +
0.330% spread) (5)
1/24 at 100.00 BBB+ 12,827,999
400 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014B, 5.000%, 7/01/29
7/24 at 100.00 A- 441,920
5,520 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
1/22 at 100.00 CCC+ 5,658,883
New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A:
210 5.000%, 7/01/27 7/25 at 100.00 BBB 237,974
375 5.000%, 7/01/28 7/25 at 100.00 BBB 423,634
825 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 0.000%, 10/01/27 (7)
1/22 at 100.00 N/R 660,000
15,445 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/46
4/31 at 100.00 N/R 19,697,163
3,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Series 2010A, 6.250%, 6/01/41, 144A
1/22 at 100.00 B- 3,058,080

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 3 World Trade Center Project, Class
2 Series 2014:
$ 8,965 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R $ 9,974,907
9,150 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R 10,183,767
10,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
2.875%, 11/15/46
11/31 at 100.00 A- 10,229,900
675 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB- 788,528
3,500 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 Baa3 3,843,770
4,845 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B- 5,797,236
3,460 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B 3,588,297
6,125 New York Transportation Development Corporation, New York, Special
Facility Revenue Refunding Bonds, Terminal One Group Association,
L.P. Project, Series 2015, 5.000%, 1/01/22, (AMT)
No Opt. Call Baa3 6,125,000
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
1,600 5.000%, 1/01/34, (AMT) 1/28 at 100.00 BB+ 1,917,904
4,410 5.000%, 1/01/36, (AMT) 1/28 at 100.00 BB+ 5,266,598
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2020:
1,925 4.000%, 10/01/30, (AMT) No Opt. Call BB+ 2,252,847
7,500 5.000%, 10/01/35, (AMT) 10/30 at 100.00 BB+ 9,323,250
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Seventh Series 2021:
3,000 3.000%, 10/01/28, (AMT) No Opt. Call N/R 3,356,550
5,000 2.000%, 10/01/33, (AMT) No Opt. Call N/R 4,996,800
5,000 2.000%, 10/01/34, (AMT) No Opt. Call N/R 4,953,800
2,580 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 520,205
Syracuse Industrial Development Authority, New York,
PILOT Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
10,385 5.000%, 1/01/30, (AMT) 1/26 at 100.00 CC 10,100,243
4,895 5.000%, 1/01/31, (AMT) 1/26 at 100.00 CC 4,722,158
3,230 5.000%, 1/01/32, (AMT) 1/26 at 100.00 CC 3,095,341
4,700 5.000%, 1/01/33, (AMT) 1/26 at 100.00 CC 4,459,877
2,000 5.000%, 1/01/34, (AMT) 1/26 at 100.00 CC 1,886,820
6,705 5.000%, 1/01/35, (AMT) 1/26 at 100.00 CC 6,315,104
2,100 5.000%, 1/01/36, (AMT) 1/26 at 100.00 CC 1,963,794
1,810 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28
- SYNCORA GTY Insured, 144A
No Opt. Call CC 1,813,747
6,095 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25
No Opt. Call A1 7,105,490

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-1A:
$ 4,000 5.000%, 5/15/40 11/31 at 100.00 N/R $ 5,289,080
2,185 5.000%, 5/15/41 11/31 at 100.00 N/R 2,882,190
4,510 4.000%, 5/15/42 11/31 at 100.00 N/R 5,435,091
10,000 4.000%, 5/15/46 11/31 at 100.00 N/R 11,941,200
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006:
5,000 5.000%, 6/01/45 6/27 at 100.00 CCC+ 5,561,650
5,000 5.000%, 6/01/48 6/27 at 100.00 N/R 5,496,700
TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series B:
2,850 5.000%, 6/01/24 No Opt. Call B- 2,963,003
3,850 5.000%, 6/01/25 No Opt. Call B- 4,047,813
Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community,
Inc. Project, Accd Inv Series 2021A:
20,065 5.000%, 7/01/36, 144A 7/27 at 104.00 N/R 21,970,774
7,500 5.000%, 7/01/41, 144A 7/27 at 104.00 N/R 8,157,225
8,450 5.000%, 7/01/46, 144A 7/27 at 104.00 N/R 9,097,016
5,710 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R 5,751,683
2,675 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R 2,691,746
Westchester County Local Development Corporation,
New York, Revenue Bonds, Westchester Medical Center
Obligated Group Project, Refunding Series 2016:
685 5.000%, 11/01/27 11/25 at 100.00 BBB- 787,743
830 5.000%, 11/01/28 11/25 at 100.00 BBB- 953,587
387,085 Total New York 419,008,026
North Carolina - 0.1%
1,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, Formerly
Tender Option Bond Trust 4740, 3.121%, 4/01/36, 144A, (IF) (4)
10/26 at 100.00 AA 1,176,720
460 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 4.375%, 3/01/25, 144A
No Opt. Call N/R 469,807
3,100 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37, (AMT)
6/25 at 100.00 BBB- 3,416,789
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
900 4.000%, 3/01/36 3/28 at 103.00 N/R 997,560
1,050 4.000%, 3/01/41 3/28 at 103.00 N/R 1,151,105
1,030 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Plantation Village, Inc., Refunding Series
2021A, 4.000%, 1/01/41
1/27 at 103.00 N/R 1,148,017
7,540 Total North Carolina 8,359,998
North Dakota - 0.2%
490 Burleigh County, North Dakota, Health Care Revenue Bonds, Saint
Alexius Medical Center Project, Refunding Series 2012A, 5.000%,
7/01/22, (ETM)
No Opt. Call N/R (6) 501,216
2,750 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/46
12/31 at 100.00 BBB- 3,183,455

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 2,075 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019F, 3.050%, 7/01/43
1/29 at 100.00 Aa1 $ 2,191,055
2,380 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aa1 2,519,825
2,005 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/31
6/28 at 100.00 BBB- 2,401,328
9,700 Total North Dakota 10,796,879
Ohio - 1.7%
11,095 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 1,837,887
4,870 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ 4,997,643
Butler County Port Authority, Ohio, Public Infrastructure
Revenue Bonds, Liberty Center Project, Liberty Community
Authority, Series 2014C:
950 5.000%, 12/01/24 12/22 at 100.00 N/R 962,730
2,170 5.750%, 12/01/34 12/22 at 100.00 N/R 2,188,380
5,000 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc.
Project, Series 1998, 5.375%, 9/15/27, (AMT)
1/22 at 100.00 B 5,017,550
3,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 3,305,730
2,285 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%,
6/01/28, 144A
No Opt. Call N/R 2,464,441
420 County of Greene, Ohio $6,260,000 Greene Town Center Improvement
Revenue Bonds, Series 2009, 8.000%, 12/01/34
1/22 at 100.00 N/R 421,394
1,000 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
3.375%, 12/01/29
6/29 at 100.00 N/R 1,040,140
4,295 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba2 4,439,613
Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014:
150 5.000%, 11/15/23 No Opt. Call BBB+ 162,388
205 5.000%, 11/15/24 No Opt. Call BBB+ 230,447
200 5.000%, 11/15/25 11/24 at 100.00 BBB+ 224,158
500 5.000%, 11/15/26 11/24 at 100.00 BBB+ 557,975
1,000 Jefferson County Port Authority, Ohio, Economic Develoepment
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%,
12/01/51, (AMT)
12/31 at 100.00 Ba2 1,020,140
Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A:
65 5.000%, 12/01/22 1/22 at 100.00 N/R 65,109
525 5.000%, 12/01/32 1/22 at 100.00 N/R 525,294
765 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23
6/23 at 100.00 N/R 784,087
1,315 Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at
Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25
(7)
No Opt. Call N/R 983,673

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 4,430 Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue
Bonds, Southwest General Health Center Project, Refunding Series
2020A, 4.000%, 8/01/47
8/30 at 100.00 A2 $ 5,093,880
2,250 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 Ba2 2,351,408
7,515 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 9,394
7,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 8,784,900
365 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 456
24,100 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/2021)
No Opt. Call N/R 24,171,577
25,640 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750%, 12/01/23 (7)
No Opt. Call N/R 32,050
2,065 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R 2,581
3,105 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010B, 3.750%, 6/01/33 (7)
No Opt. Call N/R 3,881
215 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2005B, 3.125%, 1/01/34 (7)
No Opt. Call N/R 269
1,500 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2006B, 3.625%, 12/01/33 (7)
No Opt. Call N/R 1,875
1,730 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008B, 3.625%, 10/01/33 (7)
No Opt. Call N/R 2,162
3,900 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R 4,875
1,115 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2009A, 4.375%, 6/01/33, (Mandatory Put 6/1/2022)
No Opt. Call N/R 1,127,722
11,485 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel
Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24, (AMT)
2/22 at 100.00 CCC+ 11,526,001
Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,500 4.250%, 1/15/38, (AMT), 144A 1/28 at 100.00 N/R 1,713,720
3,000 4.500%, 1/15/48, (AMT), 144A 1/28 at 100.00 N/R 3,470,190
1,000 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/40
1/30 at 100.00 A3 1,218,200
720 Ohio Housing Finance Agency,  Multifamily Housing Revenue Bonds,
Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A
10/25 at 101.00 N/R 727,726

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 12,190 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R $ 15,237
8,610 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R 10,762
2,905 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 3,631
5,075 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R 6,344
3,580 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R 4,475
5,230 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 6,537
14,995 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R 18,744
490 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31,
144A
12/28 at 100.00 N/R 501,280
250 Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25
7/24 at 100.00 N/R 251,870
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Improvement Series 2015:
430 5.000%, 12/01/23 No Opt. Call BB- 458,505
595 5.000%, 12/01/24 No Opt. Call BB- 652,757
415 5.000%, 12/01/25 12/24 at 100.00 BB- 452,246
2,670 5.500%, 12/01/29 12/24 at 100.00 BB- 2,912,169
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Refunding and Improvement Series 2012:
2,240 5.750%, 12/01/32 12/22 at 100.00 BB- 2,313,584
1,920 6.000%, 12/01/42 12/22 at 100.00 BB- 1,980,998
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 2,299,500
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R 2,360,160
Toledo-Lucas County Port Authority, Ohio, Student Housing
Revenue Bonds, CHF-Toledo, L.L.C. - The University of
Toledo Project, Series 2014A:
1,485 5.000%, 7/01/24 No Opt. Call BBB- 1,592,781
2,250 5.000%, 7/01/29 7/24 at 100.00 BBB- 2,429,258
5,980 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 N/R 6,447,038
218,255 Total Ohio 116,189,522

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 0.4%
Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project,
Refunding Series 2017:
$ 500 5.000%, 11/15/26 11/25 at 102.00 BBB- $ 581,065
600 5.000%, 11/15/28 11/25 at 102.00 BBB- 686,922
400 5.000%, 11/15/29 11/25 at 102.00 BBB- 455,348
1,780 5.000%, 11/15/30 11/25 at 102.00 BBB- 2,019,108
730 5.000%, 11/15/32 11/25 at 102.00 BBB- 825,126
9,875 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R 10,459,600
2,915 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R 3,087,568
8,050 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/1/2025)
6/25 at 100.00 B- 8,992,252
24,850 Total Oklahoma 27,106,989
Oregon - 0.2%
750 Clackamas County Hospital Facility Authority, Oregon, Senior Living
Revenue Bonds, Willamette View Project, Series 2017A, 5.000%,
11/15/32
11/25 at 102.00 N/R 834,315
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project,
Refunding Green Series 2021A:
1,865 4.000%, 12/01/36 12/28 at 103.00 BB+ 2,100,046
2,850 4.000%, 12/01/41 12/28 at 103.00 BB+ 3,172,278
740 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 3.750%, 6/15/29, 144A
6/27 at 102.00 N/R 784,903
430 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 4.500%, 6/15/28
6/25 at 100.00 N/R 456,471
75 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32, (AMT)
7/22 at 100.00 Aaa 75,751
450 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call N/R 482,710
405 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
1/22 at 100.00 N/R 405,555
Yamhill County Hospital Authority, Oregon, Revenue
Bonds, Friendsview Retirement Community, Refunding
Series 2021A:
1,000 5.000%, 11/15/36 11/28 at 103.00 N/R 1,194,020
1,425 5.000%, 11/15/46 11/28 at 103.00 N/R 1,663,616
2,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Temps 50 Series 2021B-3, 1.750%,
11/15/26
5/22 at 100.00 N/R 2,002,000
1,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Temps 70 Series 2021B, 2.125%,
11/15/27
11/22 at 100.00 N/R 1,001,050
12,990 Total Oregon 14,172,715
Pennsylvania - 4.6%
4,965 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center System, Series
2007A-1, 0.908%, 2/01/37 (3-Month LIBOR*0.67% reference rate +
0.820% spread) (5)
2/22 at 100.00 A 4,991,066

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 250 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 5.250%, 7/15/23
No Opt. Call BB+ $ 260,208
3,770 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corp., Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call B- 4,098,669
1,410 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/41
6/31 at 100.00 N/R 1,527,636
7,200 Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (7)
1/22 at 100.00 N/R 6,480,000
2,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017, 5.875%, 7/01/32, 144A
7/24 at 100.00 N/R 2,139,520
2,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania,  Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32
5/22 at 100.00 Baa3 2,028,660
5,145 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 6,406,348
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Subordinate Lien, Series 2018:
11,440 5.000%, 5/01/28, 144A No Opt. Call N/R 13,558,802
1,685 5.125%, 5/01/32, 144A 5/28 at 100.00 N/R 1,985,722
2,750 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/27, 144A
No Opt. Call Ba3 3,222,312
5,750 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Refunding Forward Delivery Series
2022, 5.000%, 5/01/42 (WI/DD, Settling 2/01/22)
5/32 at 100.00 Baa3 7,172,780
8,195 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (7)
No Opt. Call N/R 10,244
6,755 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (7)
No Opt. Call N/R 8,444
8,470 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R 10,587
18,995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R 23,744
13,790 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47, (Mandatory Put 4/1/2021)
4/31 at 100.00 N/R 14,579,340
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
14,000 4.000%, 11/01/50 11/27 at 100.00 B+ 14,652,960
15,275 5.000%, 11/01/50 11/27 at 100.00 B+ 17,001,686
10,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
5/22 at 100.00 B+ 10,089,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2020A:
$ 750 5.000%, 2/01/29 No Opt. Call B+ $ 896,272
800 5.000%, 2/01/30 No Opt. Call B+ 969,200
700 5.000%, 2/01/31 No Opt. Call B+ 856,982
800 5.000%, 2/01/32 No Opt. Call B+ 989,568
6,110 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2019, 4.000%, 8/15/50
8/28 at 100.00 A- 6,917,009
Bucks County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Grand View Hospital, Series
2021:
4,495 4.000%, 7/01/46 7/31 at 100.00 BB+ 5,086,362
4,000 4.000%, 7/01/51 7/31 at 100.00 BB+ 4,504,320
3,130 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.000%,
3/15/26
No Opt. Call BBB- 3,393,953
4,965 Butler County General Authority, Pennsylvania, School Revenue Bonds,
Butler Area School District Project, Series 2007, 0.844%, 10/01/34
(3-Month LIBOR*0.67% reference rate + 0.700% spread) (5)
1/22 at 100.00 A2 4,888,986
295 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A,
5.000%, 12/01/30
12/25 at 100.00 N/R 317,839
1,160 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27
No Opt. Call BBB- 1,253,415
435 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2012A, 5.000%,
10/15/22
No Opt. Call BB 447,585
2,790 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2017A, 5.000%,
10/15/27
4/27 at 100.00 BB 3,118,662
370 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Renaissance Academy Charter School Project, Series 2014,
3.750%, 10/01/24
No Opt. Call BBB- 388,145
275 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
4.375%, 3/01/28, 144A
No Opt. Call N/R 300,410
1,000 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 A1 1,103,780
Dallas Area Municipal Authority, Pennsylvania, Revenue
Bonds, Misericordia University, Series 2014:
655 5.000%, 5/01/23 No Opt. Call Baa3 688,228
500 5.000%, 5/01/24 No Opt. Call Baa3 542,220
2,500 5.000%, 5/01/37 5/24 at 100.00 Baa3 2,664,775
1,250 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.000%, 10/15/34, 144A
10/27 at 100.00 BB 1,417,888
5,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB 6,169,550
510 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc.
Project, Series 2017, 5.000%, 6/01/27
6/25 at 102.00 BB 563,958

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 8,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2007C, 0.864%, 6/01/37 (3-Month
LIBOR*0.67% reference rate + 0.750% spread) (5)
1/22 at 100.00 A+ $ 7,754,400
60,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2018E, 2.073%, 9/01/48,
(Mandatory Put 9/1/2025), (UB) (1-Month LIBOR reference rate +
0.880% spread) (4),(5)
9/24 at 100.00 A+ 60,441,000
515 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2013A, 5.000%, 7/01/22
No Opt. Call Ba1 525,527
870 East Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 - BAM
Insured
10/22 at 100.00 A2 890,523
East Hempfield Township Industrial Development
Authority, Pennsylvania, Student Services Inc - Student
Housing Project at Millersville University, Series 2014:
870 5.000%, 7/01/22, (ETM) No Opt. Call N/R (6) 890,358
405 5.000%, 7/01/24, (ETM) No Opt. Call N/R (6) 450,749
1,000 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R (6) 1,112,960
1,625 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%,
6/01/39
6/23 at 100.00 Ba3 1,702,594
2,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%,
11/01/35
5/25 at 100.00 A 2,222,460
1,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series 2012,
5.000%, 4/01/27
4/22 at 100.00 BB+ 1,007,440
Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A:
2,190 4.500%, 12/01/29 6/27 at 100.00 N/R 2,348,863
500 5.000%, 12/01/32 6/27 at 100.00 N/R 546,170
2,930 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 3,026,016
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Holy Redeemer
Health System Inc., Refunding Series 2014A:
1,165 5.000%, 10/01/24 No Opt. Call Ba2 1,288,758
1,200 5.000%, 10/01/25 10/24 at 100.00 Ba2 1,327,428
2,030 5.000%, 10/01/26 10/24 at 100.00 Ba2 2,239,232
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 N/R 1,077,020
1,565 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
7/23 at 100.00 N/R 1,668,196
635 Northeastern Pennsylvania Hospital and Education Authority, University
Revenue Bonds, Wilkes University Project, Refunding Series 2016A,
5.000%, 3/01/27
3/26 at 100.00 BBB- 735,171
5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 5,575,741
5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 5,575,741

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 6,115 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R $ 6,091,090
8,585 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R 10,731
140 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R 175
2,690 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/29
11/25 at 100.00 BBB 3,054,764
Philadelphia Authority for Industrial Development Senior
Living Facilities, Philadelphia, Pennsylvania, Revenue
Bonds, Wesley Enhanced Living Obligated Group, Series
2017A:
200 5.000%, 7/01/31 7/27 at 100.00 BB 226,824
500 5.000%, 7/01/32 7/27 at 100.00 BB 565,685
7,000 Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31
No Opt. Call BB 7,470,960
460 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Mast Community Charter School II Project,
Series 2020A, 5.000%, 8/01/30
No Opt. Call BBB- 539,994
675 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/31
No Opt. Call BB 767,637
505 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Nueva Esperanza, Inc. - Esperanza Academy Charter School,
Series 2013, 6.375%, 1/01/23, (ETM)
No Opt. Call N/R (6) 520,498
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
7/22 at 100.00 N/R 883,522
2,935 Saint Mary Hospital Authority, Pennsylvania, Health System Revenue
Bonds, Catholic Health East, Series 2007F, 0.935%, 11/15/34 (3-Month
LIBOR*0.67% reference rate + 0.830% spread) (5)
1/22 at 100.00 AA- 2,935,440
Scranton, Lackawanna County, Pennsylvania, General
Obligation Bonds, Refunding Series 2017:
1,745 5.000%, 9/01/24, 144A No Opt. Call BB+ 1,880,726
405 5.000%, 9/01/25, 144A No Opt. Call BB+ 446,436
420 5.000%, 9/01/26, 144A No Opt. Call BB+ 472,000
440 5.000%, 9/01/27, 144A No Opt. Call BB+ 502,374
1,585 5.000%, 9/01/28, 144A 9/27 at 100.00 BB+ 1,799,672
3,650 5.000%, 9/01/29, 144A 9/27 at 100.00 BB+ 4,122,055
Scranton, Lackawanna County, Pennsylvania, General
Obligation Notes, Series 2016:
1,940 5.000%, 11/15/26 5/24 at 100.00 BB+ 2,063,850
9,265 5.000%, 11/15/32 5/24 at 100.00 BB+ 9,758,917
5,000 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/36
6/26 at 100.00 BB+ 5,427,100
375 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%,
7/01/23
No Opt. Call BB 383,228

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 4,980 Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021, 4.000%,
5/15/41
5/28 at 103.00 N/R $ 5,408,280
346,640 Total Pennsylvania 315,465,140
Puerto Rico - 11.9%
48,500 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
1/22 at 16.37 N/R 7,911,320
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
3,430 5.000%, 7/01/24, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 3,693,870
4,570 5.000%, 7/01/25, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 5,073,066
5,970 5.000%, 7/01/33, 144A (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 7,371,935
7,220 5.000%, 7/01/37, 144A (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 8,850,420
1,780 4.000%, 7/01/42, 144A (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 1,973,433
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
54,175 5.000%, 7/01/30, 144A No Opt. Call N/R 67,509,634
17,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R 20,751,050
15,000 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 17,827,650
275 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 N/R 344,462
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
6,960 5.000%, 7/01/28, 144A No Opt. Call N/R 8,413,526
2,610 5.000%, 7/01/29, 144A No Opt. Call N/R 3,206,229
16,095 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 20,160,436
19,805 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 24,455,016
1,315 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 1,489,053
605 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 653,648
7,865 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (7)
1/22 at 100.00 D 7,766,687
635 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (7)
1/22 at 100.00 D 631,825
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2010DDD:
1,000 3.957%, 7/01/21 (7) No Opt. Call N/R 976,250
1,000 3.957%, 7/01/22 (7) 6/21 at 100.00 N/R 976,250
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
3,000 3.957%, 7/01/29 (7) 7/22 at 100.00 D 2,996,250
14,155 3.957%, 7/01/42 (7) 7/22 at 100.00 D 14,137,306
78 3.957%, 7/01/42 (7) 7/22 at 100.00 D 72,637
45 3.961%, 7/01/42 (7) 7/22 at 100.00 D 44,944
470 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/22 (7)
No Opt. Call N/R 462,950

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
$ 6,205 3.957%, 7/01/22 (7) 1/22 at 100.00 D $ 6,197,244
200 3.957%, 7/01/22 (7) No Opt. Call N/R 195,250
1,140 3.957%, 7/01/22 (7) 6/21 at 100.00 N/R 1,112,925
450 3.957%, 7/01/23 (7) 1/22 at 100.00 D 449,438
35 3.957%, 7/01/25 (7) 1/22 at 100.00 D 34,956
115 3.957%, 7/01/27 (7) 1/22 at 100.00 D 114,856
1,230 3.957%, 7/01/32 (7) 1/22 at 100.00 D 1,228,463
12 3.957%, 7/01/32 (7) 1/22 at 100.00 D 11,175
2,310 3.957%, 7/01/37 (7) 1/22 at 100.00 D 2,307,112
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007VV:
1,100 3.999%, 7/01/22 (7) No Opt. Call N/R 1,083,500
2,255 3.957%, 7/01/24 (7) 1/22 at 100.00 D 2,252,181
1,570 5.250%, 7/01/29 - NPFG Insured No Opt. Call D 1,682,773
10,400 5.250%, 7/01/33 - NPFG Insured No Opt. Call D 11,124,256
4,480 5.250%, 7/01/35 - NPFG Insured No Opt. Call D 4,807,802
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
975 3.978%, 7/01/23 (7) 1/22 at 100.00 D 977,437
2,000 3.978%, 7/01/24 (7) 1/22 at 100.00 D 2,005,000
2,140 3.998%, 7/01/27 (7) 1/22 at 100.00 D 2,145,350
9,664 3.978%, 7/01/28 (7) 1/22 at 100.00 D 9,688,160
7,020 3.978%, 7/01/29 (7) 1/22 at 100.00 D 7,037,550
5,184 3.978%, 7/01/31 (7) 1/22 at 100.00 D 5,196,960
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
50 3.957%, 7/01/22 (7) 1/22 at 100.00 D 49,938
2,100 3.957%, 7/01/24 (7) 1/22 at 100.00 D 2,097,375
400 3.926%, 7/01/25 (7) 1/22 at 100.00 D 398,000
50 3.957%, 7/01/25 (7) 1/22 at 100.00 D 49,937
1,995 3.978%, 7/01/27 (7) 1/22 at 100.00 D 1,999,988
490 3.957%, 7/01/28 (7) 1/22 at 100.00 D 489,387
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
695 3.926%, 7/01/25 (7) 1/22 at 100.00 D 691,525
110 3.978%, 7/01/27 (7) 1/22 at 100.00 D 110,275
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
7,620 3.978%, 7/01/22 (7) 1/22 at 100.00 D 7,639,050
10,655 3.978%, 7/01/22 (7) 1/22 at 100.00 D 9,989,063
1,145 3.978%, 7/01/22 (7) 6/21 at 100.00 N/R 1,123,531
4,320 3.978%, 7/01/23 (7) 1/22 at 100.00 D 4,330,800
350 3.957%, 7/01/24 (7) 1/22 at 100.00 D 349,563
1,260 3.978%, 7/01/24 (7) 1/22 at 100.00 D 1,263,150
1,000 3.978%, 7/01/25 (7) 1/22 at 100.00 D 1,002,500
1,090 3.957%, 7/01/28 (7) 1/22 at 100.00 D 1,088,637
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
730 4.123%, 7/01/33 (7) 7/23 at 100.00 D 750,987
3,415 4.102%, 7/01/36 (7) 7/23 at 100.00 D 3,504,644
745 4.123%, 7/01/43 (7) 7/23 at 100.00 D 766,419
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016D-4-RSA-1, 4.164%, 7/01/22 (7)
No Opt. Call N/R 512,500

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
$ 2,850 3.988%, 7/01/22 (7) 1/22 at 100.00 D $ 2,860,688
280 3.999%, 7/01/22 (7) 6/21 at 100.00 N/R 275,800
5,597 3.988%, 7/01/23 (7) 1/22 at 100.00 D 5,617,989
20 3.978%, 7/01/25 (7) 1/22 at 100.00 D 20,050
130 3.957%, 7/01/28 (7) 1/22 at 100.00 D 129,837
1,060 3.978%, 7/01/33 (7) 1/22 at 100.00 D 1,062,650
3,990 3.999%, 7/01/38 (7) 1/22 at 100.00 D 4,014,937
7,530 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Build America Bond Series 2010EE, 4.044%, 7/01/32 (7)
1/22 at 100.00 D 7,426,462
4,950 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 3.990%, 7/01/28 (7)
1/22 at 100.00 D 4,857,188
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2005L:
10,140 5.250%, 7/01/35 - NPFG Insured No Opt. Call Baa2 10,834,894
21,140 5.250%, 7/01/38 - AMBAC Insured No Opt. Call N/R 21,522,423
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
3,235 5.500%, 7/01/29 - AMBAC Insured No Opt. Call N/R 3,354,760
27,260 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 29,124,039
17,710 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 18,943,324
2,050 Puerto Rico Infrastructure Financing Authority, Special Tax Revenue
Bonds, Refunding Series 2005C, 5.500%, 7/01/28 - AMBAC Insured
No Opt. Call N/R 2,127,367
785 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
1/22 at 100.00 A2 790,479
35,255 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities
Revenue Bonds, Series 2012U, 1.630%, 7/01/42 (7)
7/22 at 100.00 N/R 36,092,306
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
585 0.000%, 7/01/27 No Opt. Call N/R 541,628
570 0.000%, 7/01/29 7/28 at 98.64 N/R 500,950
190 0.000%, 7/01/31 7/28 at 91.88 N/R 154,810
827 0.000%, 7/01/33 7/28 at 86.06 N/R 627,892
268,783 0.000%, 7/01/46 7/28 at 41.38 N/R 91,673,818
20,840 5.000%, 7/01/58 7/28 at 100.00 N/R 24,175,442
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
13,400 4.329%, 7/01/40 7/28 at 100.00 N/R 15,132,486
1,380 4.329%, 7/01/40 7/28 at 100.00 N/R 1,558,420
3,400 Puerto Rico, General Obligation Bonds, Public Improvement Series
2006A, 2.140%, 7/01/23 (7)
1/22 at 100.00 N/R 3,387,250
5,995 Puerto Rico, General Obligation Bonds, Public improvement Series
2007A, 2.140%, 7/01/32 (7)
1/22 at 100.00 N/R 5,965,025
10,690 Puerto Rico, General Obligation Bonds, Public Improvement Series
2008A, 2.140%, 7/01/33 (7)
1/22 at 100.00 N/R 10,569,738
5,000 Puerto Rico, General Obligation Bonds, Refunding Public Improvement
Series 2009B, 2.140%, 7/01/37 (7)
1/22 at 100.00 N/R 5,056,250
1,055 Puerto Rico, General Obligation Bonds, Refunding Public Improvement
Series 2011C, 2.120%, 7/01/36 (7)
1/22 at 100.00 N/R 970,600
1,105 Puerto Rico, General Obligation Bonds, Refunding Public Improvement
Series 2012A, 2.260%, 7/01/27 (7)
7/22 at 100.00 N/R 1,045,606
1,665 Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7,
6.000%, 7/01/27 - NPFG Insured
1/22 at 100.00 Baa2 1,682,283

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 2,410 Puerto Rico, General Obligation Bonds, Series 2006B, 2.140%, 7/01/32
(7)
1/22 at 100.00 N/R $ 2,400,963
208,570 Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35
(7)
1/22 at 100.00 N/R 185,627,300
University of Puerto Rico, University System Revenue
Bonds, Refunding Series 2006P:
505 5.000%, 6/01/22 1/22 at 100.00 CC 503,738
25 5.000%, 6/01/23 1/22 at 100.00 CC 24,875
250 5.000%, 6/01/24 1/22 at 100.00 CC 248,125
275 5.000%, 6/01/30 1/22 at 100.00 CC 270,187
375 University of Puerto Rico, University System Revenue Bonds, Series
2006Q, 5.000%, 6/01/22
1/22 at 100.00 CC 374,063
1,022,640 Total Puerto Rico 827,156,146
Rhode Island - 0.0%
1,115 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.000%,
9/01/23, (ETM)
No Opt. Call N/R (6) 1,202,873
South Carolina - 0.2%
400 Berkeley County, South Carolina, Special Assessment Revenue Bonds,
Nexton Improvement District, Series 2019, 4.000%, 11/01/30
11/29 at 100.00 N/R 451,892
120 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 3.125%, 12/01/22
No Opt. Call N/R 121,468
750 Richland County, South Carolina, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2014A,
3.875%, 4/01/23, (AMT)
No Opt. Call BBB 780,975
Richland County, South Carolina, Special Assessment
Revenue Bonds, Village at Sandhill Improvement District,
Refunding Series 2021:
905 3.000%, 11/01/26, 144A No Opt. Call N/R 907,706
1,000 3.625%, 11/01/31, 144A 11/26 at 103.00 N/R 1,005,720
1,270 3.750%, 11/01/36, 144A 11/26 at 103.00 N/R 1,275,080
1,895 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aaa 2,011,732
935 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40, 144A
1/30 at 100.00 N/R 1,019,103
200 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 4.500%, 8/15/25, 144A
2/25 at 100.00 BB+ 213,348
235 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project,
Series 2014A, 5.750%, 11/01/23, (ETM)
No Opt. Call N/R (6) 251,591
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.500%, 10/01/35
10/27 at 103.00 N/R 1,078,570
1,560 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.000%, 6/15/29, 144A
12/26 at 100.00 Ba1 1,760,226
South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy
Project, Series 2021A:
200 4.000%, 6/15/31, 144A 6/29 at 100.00 N/R 200,892
920 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 967,831

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue Bonds, Lutheran Homes of South
Carolina Inc., Series 2013:
$ 1,170 5.000%, 5/01/22 No Opt. Call N/R $ 1,179,921
1,000 5.000%, 5/01/23 No Opt. Call N/R 1,033,270
400 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24,
(Pre-refunded 8/01/23)
8/23 at 100.00 N/R (6) 431,224
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
1/22 at 100.00 N/R 258,645
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A:
540 5.000%, 12/01/27 6/26 at 100.00 A- 637,416
125 5.000%, 12/01/28 6/26 at 100.00 A- 147,166
830 5.000%, 12/01/29 6/26 at 100.00 A- 976,769
15,705 Total South Carolina 16,710,545
Tennessee - 0.6%
500 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/31
1/25 at 102.00 N/R 469,270
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Capital
Appreciation Series 2016B:
2,535 0.000%, 12/01/22, 144A No Opt. Call N/R 2,447,669
3,670 0.000%, 12/01/23, 144A No Opt. Call N/R 3,403,888
1,905 0.000%, 12/01/24, 144A No Opt. Call N/R 1,693,983
3,135 0.000%, 12/01/25, 144A No Opt. Call N/R 2,662,900
3,245 0.000%, 12/01/26, 144A No Opt. Call N/R 2,628,840
3,310 0.000%, 12/01/31, 144A No Opt. Call N/R 2,008,641
1,850 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A, 5.000%, 12/01/35,
144A
12/26 at 100.00 N/R 1,909,977
1,500 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27
6/26 at 100.00 N/R 1,535,025
1,190 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series 2017,
5.000%, 4/01/36
4/27 at 100.00 BBB 1,374,736
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
17,710 5.250%, 5/01/25, 144A (7) 11/24 at 100.00 N/R 8,323,700
5,685 6.000%, 5/01/34, 144A (7) 11/24 at 100.00 N/R 2,671,950
7,122 Knoxville Industrial Development Board, Tennessee, Multifamily Revenue
Bonds, Pines Apartments Project, Series 2008, 6.070%, 8/01/48,
(Mandatory Put 9/1/2023)
2/22 at 101.00 N/R 7,204,611
850 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call N/R 823,709
1,860 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017A, 0.000%, 6/15/27, 144A (7)
No Opt. Call N/R 1,116,000
The Health and Educational Facilities Board of the City
of Franklin, Tennessee, Revenue Bonds, Provision Cares
Proton Therapy Center, Nashville Project, Series 2017A:
4,000 6.500%, 6/01/27, 144A (7) No Opt. Call N/R 1,080,000
12,635 7.125%, 6/01/32, 144A (7) 6/27 at 100.00 N/R 3,411,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
$ 40 5.000%, 2/01/24 No Opt. Call Baa2 $ 43,553
190 5.000%, 2/01/25 No Opt. Call Baa2 214,202
72,932 Total Tennessee 45,024,104
Texas - 5.9%
1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, First-Lien Series 2021A, 2.500%, 10/01/31
No Opt. Call N/R 1,034,850
2,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 3.750%, 10/01/31,
144A
No Opt. Call N/R 2,087,560
830 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29,
144A
No Opt. Call N/R 917,374
535 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.000%, 9/01/29, 144A
No Opt. Call N/R 595,894
Anna, Texas, Special Assessment Revenue Bonds, Sherley
Tract Public Improvement District 2 Area 1 Project, Series
2021:
375 3.250%, 9/15/26, 144A No Opt. Call N/R 375,214
500 3.750%, 9/15/31, 144A No Opt. Call N/R 500,655
250 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 248,975
365 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27
No Opt. Call N/R 391,824
1,000 Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of  Argyle
Public Improvement District Project, Series 2018, 4.625%, 9/01/28,
144A
No Opt. Call N/R 1,109,930
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2021A:
1,400 4.000%, 2/15/31 2/30 at 100.00 N/R 1,448,020
2,510 4.125%, 2/15/41 2/30 at 100.00 N/R 2,554,101
730 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A,
4.550%, 8/15/28
8/27 at 100.00 N/R 793,123
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement District
Phases 2 Project, Series 2018:
315 5.000%, 9/01/23, 144A No Opt. Call N/R 326,718
530 5.500%, 9/01/28, 144A 9/23 at 103.00 N/R 572,792
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement District
Phases 3A Project, Series 2021:
543 2.500%, 9/01/26, 144A No Opt. Call N/R 543,130
622 3.000%, 9/01/31, 144A 9/28 at 100.00 N/R 622,728
1,000 4.000%, 9/01/45, 144A 9/28 at 100.00 N/R 1,024,640
905 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 5.500%,
9/01/27, 144A
No Opt. Call N/R 999,925

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
$ 400 5.000%, 1/01/22 No Opt. Call BB+ $ 400,000
165 5.000%, 1/01/30 1/27 at 100.00 BB+ 186,405
1,800 5.000%, 1/01/31 1/27 at 100.00 BB+ 2,028,870
1,700 5.000%, 1/01/32 1/27 at 100.00 BB+ 1,915,016
985 5.000%, 1/01/33 1/27 at 100.00 BB+ 1,104,806
580 5.000%, 1/01/34 1/27 at 100.00 BB+ 648,759
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding Second Tier
Series 2017B:
1,445 5.000%, 1/01/24 No Opt. Call B 1,517,799
540 5.000%, 1/01/25 No Opt. Call B 579,020
1,680 5.000%, 1/01/27 No Opt. Call B 1,859,642
990 5.000%, 1/01/28 1/27 at 100.00 B 1,089,584
1,445 5.000%, 1/01/29 1/27 at 100.00 B 1,583,128
880 5.000%, 1/01/30 1/27 at 100.00 B 959,385
1,985 5.000%, 1/01/32 1/27 at 100.00 B 2,153,090
1,525 5.000%, 1/01/34 1/27 at 100.00 B 1,649,135
435 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District
Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A
No Opt. Call N/R 471,940
900 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB- 889,038
750 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, Second-Lien Series 2021B, 3.500%,
10/01/31, 144A
No Opt. Call BB 741,278
Bee Cave, Travis County, Texas, Special Assessment
Revenue Bonds, Backyard Public Improvement District
Project, Series 2021:
285 4.125%, 9/01/26, 144A No Opt. Call N/R 287,605
565 4.750%, 9/01/31, 144A No Opt. Call N/R 574,859
1,645 5.000%, 9/01/41, 144A 9/31 at 100.00 N/R 1,679,002
Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021:
130 2.000%, 9/01/27 9/26 at 100.00 N/R 128,951
135 2.000%, 9/01/28 9/26 at 100.00 N/R 132,894
140 2.125%, 9/01/29 9/26 at 100.00 N/R 137,690
145 2.250%, 9/01/30 9/26 at 100.00 N/R 142,791
150 2.250%, 9/01/31 9/26 at 100.00 N/R 146,814
315 2.250%, 9/01/33 9/26 at 100.00 N/R 306,007
335 2.500%, 9/01/35 9/26 at 100.00 N/R 329,985
540 2.500%, 9/01/38 9/26 at 100.00 N/R 524,243
595 2.750%, 9/01/41 9/26 at 100.00 N/R 580,238
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phase 1
Project, Series 2018:
370 4.125%, 9/01/23, 144A No Opt. Call N/R 380,208
1,090 4.625%, 9/01/28, 144A No Opt. Call N/R 1,206,434
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phases
2-7 Major Improvement Project, Series 2018:
470 4.375%, 9/01/23, 144A No Opt. Call N/R 484,292
1,395 5.000%, 9/01/28, 144A No Opt. Call N/R 1,571,133

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 240 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.125%, 9/01/39, 144A
9/29 at 100.00 N/R $ 258,353
1,840 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1 Project, Series 2014, 6.375%,
9/01/28
9/22 at 103.00 N/R 1,919,838
500 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 & 3 Major improvement Project,
Series 2014, 6.750%, 9/01/24
9/22 at 103.00 N/R 515,015
230 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.125%,
9/01/28, 144A
No Opt. Call N/R 254,709
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 1
Project, Series 2021:
200 3.250%, 9/01/26, 144A No Opt. Call N/R 200,958
200 3.750%, 9/01/31, 144A No Opt. Call N/R 202,268
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 2-3
Major Improvement Project, Series 2021:
250 4.750%, 9/01/31, 144A No Opt. Call N/R 252,160
50 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 50,753
265 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27
9/26 at 100.00 N/R 290,361
205 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A
No Opt. Call N/R 227,249
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018:
104 4.625%, 9/01/23 No Opt. Call N/R 107,302
375 5.000%, 9/01/28 No Opt. Call N/R 421,545
Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022:
300 2.750%, 9/01/27, 144A (WI/DD, Settling 1/19/22) No Opt. Call N/R 300,201
350 3.125%, 9/01/32, 144A (WI/DD, Settling 1/19/22) 9/31 at 100.00 N/R 349,520
875 3.375%, 9/01/42, 144A (WI/DD, Settling 1/19/22) 9/31 at 100.00 N/R 871,754
625 Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement
Project, Series 2015, 5.500%, 9/01/24
9/22 at 103.00 N/R 644,537
1,155 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32
9/27 at 100.00 N/R 1,232,269
490 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/32
9/27 at 100.00 N/R 524,550
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022:
220 2.875%, 9/01/27, 144A (WI/DD, Settling 1/12/22) No Opt. Call N/R 220,147
250 3.250%, 9/01/32, 144A (WI/DD, Settling 1/12/22) 9/31 at 100.00 N/R 250,368
1,175 3.500%, 9/01/42, 144A (WI/DD, Settling 1/12/22) 9/31 at 100.00 N/R 1,176,868
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Initial
Major Improvement Project, Series 2021:
250 3.500%, 9/01/26, 144A No Opt. Call N/R 250,505
500 4.000%, 9/01/31, 144A No Opt. Call N/R 501,960

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Phase 1
Project, Series 2021:
$ 200 2.750%, 9/01/26, 144A No Opt. Call N/R $ 200,412
400 3.250%, 9/01/31, 144A No Opt. Call N/R 401,616
Celina, Texas, Special Assessment Revenue Bonds,
Wells North Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2016:
240 4.375%, 9/01/26, 144A 9/22 at 103.00 N/R 250,644
100 5.000%, 9/01/36, 144A 9/22 at 103.00 N/R 104,340
Celina, Texas, Special Assessment Revenue Bonds,
Wells South Public Improvement District Neighborhood
Improvement Area 4 Project, Series 2021:
174 2.500%, 9/01/26, 144A No Opt. Call N/R 174,527
175 3.000%, 9/01/31, 144A No Opt. Call N/R 176,197
500 3.375%, 9/01/41, 144A 9/31 at 100.00 N/R 503,060
780 City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018,
5.000%, 9/01/28
No Opt. Call N/R 863,944
700 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26
No Opt. Call A- 831,005
630 Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%,
9/01/28
9/23 at 103.00 N/R 682,145
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021:
250 2.500%, 9/01/26, 144A No Opt. Call N/R 250,213
500 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R 500,665
1,075 3.250%, 9/01/41, 144A 9/29 at 100.00 N/R 1,076,408
Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021:
100 2.250%, 8/15/29 8/26 at 100.00 N/R 99,120
105 2.250%, 8/15/30 8/26 at 100.00 N/R 103,272
105 2.375%, 8/15/31 8/26 at 100.00 N/R 103,203
225 2.500%, 8/15/33 8/26 at 100.00 N/R 223,574
240 2.500%, 8/15/35 8/26 at 100.00 N/R 237,252
255 2.500%, 8/15/37 8/26 at 100.00 N/R 248,997
565 2.750%, 8/15/41 8/26 at 100.00 N/R 558,514
240 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R 253,013
Conroe Local Government Corporation, Texas, Hotel
Revenue and Contract Revenue Bonds, Subordinate Third
Lien Series 2021C:
650 4.000%, 10/01/41 10/31 at 100.00 A2 756,619
700 4.000%, 10/01/46 10/31 at 100.00 A2 799,435
550 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB- 550,825
525 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 3.500%,
10/01/31
No Opt. Call BB- 525,740

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area 1 Project, Series
2021:
$ 321 3.375%, 9/15/26, 144A No Opt. Call N/R $ 325,539
205 4.000%, 9/15/31, 144A No Opt. Call N/R 211,496
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area Project, Series
2021:
200 4.125%, 9/15/26, 144A No Opt. Call N/R 204,426
260 4.750%, 9/15/31, 144A No Opt. Call N/R 270,278
352 Dallas County Schools, Texas, Public Property Finance Contructual
Obligations, Series 2014, 5.332%, 6/01/22 (7)
No Opt. Call B3 349,833
335 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 5.250%, 8/15/23, (ETM)
No Opt. Call N/R (6) 352,909
Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2014A:
230 5.000%, 9/01/22 No Opt. Call BBB- 236,764
325 5.000%, 9/01/23 No Opt. Call BBB- 348,146
305 5.000%, 9/01/24 No Opt. Call BBB- 338,276
1,785 5.250%, 9/01/29 9/24 at 100.00 BBB- 1,979,422
Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase
2B, 2C & 3A1, Series 2019:
200 3.125%, 8/15/24, 144A No Opt. Call N/R 204,138
510 3.500%, 8/15/29, 144A 8/27 at 100.00 N/R 545,415
110 4.000%, 8/15/39, 144A 8/27 at 100.00 N/R 117,429
Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021:
825 2.625%, 9/01/26, 144A No Opt. Call N/R 825,833
750 3.250%, 9/01/31, 144A No Opt. Call N/R 751,500
6,080 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
10/22 at 100.00 B3 6,164,026
785 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
1/22 at 100.00 B3 786,115
Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017:
280 4.000%, 9/01/23 No Opt. Call BBB- 294,902
295 4.000%, 9/01/24 No Opt. Call BBB- 318,473
310 4.000%, 9/01/25 No Opt. Call BBB- 341,319
335 4.000%, 9/01/27 No Opt. Call BBB- 380,808
560 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public
Improvement District 3 Phase 13-16 Project, Refunding & Improvement
Series 2017, 4.500%, 9/01/27
No Opt. Call N/R 612,623
865 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the
Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%,
9/01/27
No Opt. Call N/R 924,131

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young
Men's Christian Association of the Greater Houston Area,
Series 2013A:
$ 915 5.000%, 6/01/23 No Opt. Call Baa2 $ 947,601
1,400 5.000%, 6/01/28 6/23 at 100.00 Baa2 1,445,934
Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021:
100 2.000%, 4/01/27 No Opt. Call N/R 100,255
100 2.000%, 4/01/28 No Opt. Call N/R 99,412
100 2.250%, 4/01/29 No Opt. Call N/R 99,764
100 2.250%, 4/01/30 4/29 at 100.00 N/R 99,058
100 2.375%, 4/01/31 4/29 at 100.00 N/R 99,130
250 2.500%, 4/01/33 4/29 at 100.00 N/R 250,237
250 2.500%, 4/01/35 4/29 at 100.00 N/R 249,043
300 2.500%, 4/01/37 4/29 at 100.00 N/R 296,037
300 2.750%, 4/01/39 4/29 at 100.00 N/R 300,093
325 3.000%, 4/01/41 4/29 at 100.00 N/R 328,871
16,600 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2007A, 0.775%, 8/15/35 - AMBAC Insured (3-Month
LIBOR*0.67% reference rate + 0.670% spread) (5)
1/22 at 100.00 AA- 16,548,706
2,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 BB 1,242,153
Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019:
230 3.250%, 9/01/24, 144A No Opt. Call N/R 234,959
435 3.625%, 9/01/29, 144A No Opt. Call N/R 467,508
150 4.125%, 9/01/39, 144A 9/29 at 100.00 N/R 163,177
2,000 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
6.250%, 9/15/27
9/25 at 100.00 N/R 2,079,840
4,300 Hemphill County Hospital District, Texas, General Obligation Bonds,
Series 2019, 5.250%, 2/01/32
2/29 at 100.00 N/R 4,795,833
1,250 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.500%, 7/15/30, (AMT)
1/22 at 100.00 B 1,257,025
10,240 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B 11,326,362
3,600 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 4,215,744
4,425 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 4,748,998
Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1
Project Series 2021:
340 2.500%, 9/01/26, 144A No Opt. Call N/R 341,775
400 3.125%, 9/01/31, 144A 9/29 at 100.00 N/R 404,208
1,100 3.500%, 9/01/41, 144A 9/29 at 100.00 N/R 1,115,488
Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021:
375 2.750%, 9/01/26, 144A No Opt. Call N/R 376,909
400 3.500%, 9/01/31, 144A 9/29 at 100.00 N/R 405,632
1,165 3.875%, 9/01/41, 144A 9/29 at 100.00 N/R 1,181,158

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021:
$ 235 2.625%, 9/01/26, 144A No Opt. Call N/R $ 235,752
210 3.250%, 9/01/31, 144A 9/29 at 100.00 N/R 211,840
550 3.625%, 9/01/41, 144A 9/29 at 100.00 N/R 554,933
Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021:
100 4.000%, 9/01/24 No Opt. Call N/R 106,245
100 4.000%, 9/01/25 No Opt. Call N/R 108,269
105 4.000%, 9/01/26 No Opt. Call N/R 115,526
110 2.000%, 9/01/27 9/26 at 100.00 N/R 110,232
115 2.000%, 9/01/28 9/26 at 100.00 N/R 113,910
115 2.250%, 9/01/29 9/26 at 100.00 N/R 114,985
120 2.250%, 9/01/30 9/26 at 100.00 N/R 119,567
125 2.375%, 9/01/31 9/26 at 100.00 N/R 124,851
Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018:
800 2.500%, 9/01/26, 144A No Opt. Call N/R 800,704
485 3.000%, 9/01/31, 144A No Opt. Call N/R 484,583
1,000 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/25
No Opt. Call A- 1,148,700
925 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 1 Project, Series 2019,
4.125%, 9/01/29, 144A
No Opt. Call N/R 1,010,655
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3 Project,
Series 2021:
500 2.750%, 9/01/26, 144A No Opt. Call N/R 502,580
750 3.375%, 9/01/31, 144A No Opt. Call N/R 758,640
2,000 3.750%, 9/01/41, 144A 9/31 at 100.00 N/R 2,027,480
345 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.250%, 9/01/29, 144A
No Opt. Call N/R 371,424
16,600 Lakeside Place Public Facility Corporation, Texas, Multifamily Housing
Revenue Bonds, Torrey Chase Apartments, Series 2021, 3.480%,
12/15/39, 144A
12/31 at 100.00 N/R 16,613,778
Lavon, Texas, Special Assessment Revenue Bonds,
Lakepointe Public Improvement District Area 1 Project,
Series 2019:
205 3.500%, 9/15/24, 144A No Opt. Call N/R 211,138
375 3.750%, 9/15/29, 144A No Opt. Call N/R 405,626
305 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
4.375%, 9/15/29, 144A
No Opt. Call N/R 331,614
1,100 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
4.125%, 9/01/28, 144A
9/26 at 100.00 N/R 1,137,521
825 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1, 5.000%,
12/01/41
6/26 at 103.00 N/R 897,245

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022:
$ 650 2.625%, 9/01/27, 144A (WI/DD, Settling 1/12/22) No Opt. Call N/R $ 648,128
750 3.125%, 9/01/32, 144A (WI/DD, Settling 1/12/22) No Opt. Call N/R 751,110
2,200 3.375%, 9/01/42, 144A (WI/DD, Settling 1/12/22) 9/32 at 100.00 N/R 2,203,828
Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022:
225 3.500%, 9/01/27, 144A (WI/DD, Settling 1/12/22) No Opt. Call N/R 225,146
275 3.875%, 9/01/32, 144A (WI/DD, Settling 1/12/22) No Opt. Call N/R 275,391
650 4.125%, 9/01/42, 144A (WI/DD, Settling 1/12/22) 9/32 at 100.00 N/R 651,079
Little Elm, Texas, Special Assessment Revenue Bonds,
Spiritas Ranch Public Improvement District Project, Series
2022:
105 3.250%, 9/01/27, 144A (WI/DD, Settling 1/14/22) No Opt. Call N/R 105,119
205 3.500%, 9/01/32, 144A (WI/DD, Settling 1/14/22) No Opt. Call N/R 204,452
530 3.750%, 9/01/42, 144A (WI/DD, Settling 1/14/22) 9/32 at 100.00 N/R 526,963
Little Elm, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area 3
Project, Series 2021:
250 2.375%, 9/01/26, 144A No Opt. Call N/R 250,127
300 2.875%, 9/01/31, 144A 9/29 at 100.00 N/R 300,402
725 3.125%, 9/01/41, 144A 9/29 at 100.00 N/R 725,957
470 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%,
9/01/27, 144A
No Opt. Call N/R 516,036
340 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27,
144A
No Opt. Call N/R 364,351
370 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.125%, 9/15/30, 144A
No Opt. Call N/R 406,608
Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021:
210 2.500%, 9/15/26, 144A No Opt. Call N/R 210,124
300 3.125%, 9/15/31, 144A No Opt. Call N/R 300,399
740 3.500%, 9/15/41, 144A 9/31 at 100.00 N/R 741,783
Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement
Area Project, Series 2021:
215 3.125%, 9/15/26, 144A No Opt. Call N/R 215,125
315 3.750%, 9/15/31, 144A No Opt. Call N/R 315,617
315 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R 340,156
320 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Neighborhood Improvement
Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A
No Opt. Call N/R 343,626
Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021:
365 3.375%, 9/01/26, 144A No Opt. Call N/R 365,204
500 3.875%, 9/01/31, 144A No Opt. Call N/R 500,640
100 4.125%, 9/01/41, 144A 9/31 at 100.00 N/R 100,153

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021:
$ 160 4.125%, 9/01/26, 144A No Opt. Call N/R $ 160,099
200 4.625%, 9/01/31, 144A No Opt. Call N/R 200,244
500 4.875%, 9/01/41, 144A 9/31 at 100.00 N/R 500,730
50 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-
1, 4.000%, 6/01/30
6/23 at 100.00 Baa2 52,311
McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 2 Project, Series 2019:
210 3.500%, 9/15/24, 144A No Opt. Call N/R 216,195
420 3.750%, 9/15/29, 144A No Opt. Call N/R 455,057
McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021:
205 2.625%, 9/15/26, 144A No Opt. Call N/R 205,103
240 3.125%, 9/15/31, 144A No Opt. Call N/R 240,319
135 Mesquite Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, Christian Care Centers Inc., Series 2014,
5.000%, 2/15/24 (7)
No Opt. Call N/R 105,300
Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 1 Project,
Series 2018:
195 4.375%, 9/01/23, 144A No Opt. Call N/R 200,725
290 4.750%, 9/01/28, 144A No Opt. Call N/R 322,959
290 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project, Series
2018, 5.125%, 9/01/28, 144A
No Opt. Call N/R 322,434
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
290 5.000%, 9/15/24, 144A No Opt. Call N/R 299,909
600 5.250%, 9/15/29, 144A No Opt. Call N/R 661,212
Midlothian, Texas, Special Assessment Revenue Bonds,
Redden Farms Public Improvement District Improvement
Areas 1-2 Project, Series 2021:
565 2.875%, 9/15/26, 144A No Opt. Call N/R 568,113
410 3.500%, 9/15/31, 144A No Opt. Call N/R 415,843
1,105 3.875%, 9/15/41, 144A 9/31 at 100.00 N/R 1,118,779
235 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Major Improvement Area Project, Series
2021, 4.125%, 9/15/31, 144A
No Opt. Call N/R 237,364
1,830 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
1/22 at 105.00 BB- 1,924,593
5,791 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 6.500%, 1/01/26, (AMT), 144A 2026 2026 (7),(8)
No Opt. Call N/R 148,635

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Missouri City Management District 1, Fort Bend County,
Texas, General Obligation  Bonds, Road Series 2021:
$ 105 2.000%, 9/01/23 No Opt. Call N/R $ 105,815
105 2.000%, 9/01/24 No Opt. Call N/R 105,839
110 2.000%, 9/01/25 No Opt. Call N/R 110,423
115 2.000%, 9/01/26 No Opt. Call N/R 114,952
120 2.000%, 9/01/27 No Opt. Call N/R 118,904
125 2.000%, 9/01/28 9/27 at 100.00 N/R 123,279
130 2.000%, 9/01/29 9/27 at 100.00 N/R 126,990
135 2.250%, 9/01/30 9/27 at 100.00 N/R 133,256
140 2.250%, 9/01/31 9/27 at 100.00 N/R 137,381
295 2.250%, 9/01/33 9/27 at 100.00 N/R 287,454
315 2.375%, 9/01/35 9/27 at 100.00 N/R 305,440
340 2.500%, 9/01/37 9/27 at 100.00 N/R 331,979
365 2.500%, 9/01/39 9/27 at 100.00 N/R 353,050
395 2.750%, 9/01/41 9/27 at 100.00 N/R 386,942
New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series
2021:
225 3.625%, 9/01/26, 144A No Opt. Call N/R 225,470
350 4.250%, 9/01/31, 144A No Opt. Call N/R 351,586
635 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%,
8/15/29, 144A
8/24 at 100.00 N/R 689,000
New Hope Cultural Education Facilities Finance
Corporation, Texas, Education Revenue Bonds, Beta
Academy, Series 2019A:
505 3.375%, 8/15/29, 144A 8/24 at 100.00 N/R 520,241
80 5.000%, 8/15/39, 144A 8/24 at 100.00 N/R 85,300
1,575 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series
2020A, 3.000%, 8/15/30, 144A
8/25 at 103.00 BB+ 1,689,739
330 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R 328,782
2,135 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R 2,133,570
9,235 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 N/R 6,258,652
775 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.000%, 1/01/24
No Opt. Call N/R 791,825
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
7,000 5.000%, 1/01/32 1/28 at 103.00 N/R 7,142,170
29,625 5.250%, 1/01/42 1/28 at 103.00 N/R 30,219,574
8,000 5.500%, 1/01/57 1/28 at 103.00 N/R 8,158,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M
University-Corpus Christi Project, Series 2014A:
$ 655 5.000%, 4/01/23, (ETM) No Opt. Call N/R (6) $ 693,102
690 5.000%, 4/01/24, (ETM) No Opt. Call N/R (6) 759,683
300 5.000%, 4/01/25, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (6) 330,297
3,280 5.000%, 4/01/29, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (6) 3,611,247
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M
University-Corpus Christi Project, Series 2016A:
355 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 419,116
2,275 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 2,685,888
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - College Station I LLC
- Texas A&M University Project, Series 2014A:
450 4.000%, 4/01/24 - AGM Insured No Opt. Call A2 484,375
2,250 5.000%, 4/01/29 4/24 at 100.00 BB+ 2,386,980
725 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (6) 793,948
430 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville III, L.L.C. - Tarleton State University Project, Series 2015A,
5.000%, 4/01/24, (ETM)
No Opt. Call N/R (6) 474,445
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Galveston-Texas A&M University at
Galveston Project, Series 2014A:
305 5.000%, 4/01/24, (ETM) No Opt. Call N/R (6) 334,722
2,345 5.000%, 4/01/29, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (6) 2,573,520
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,250 3.000%, 7/01/22 No Opt. Call CCC 1,075,000
480 5.000%, 7/01/24 No Opt. Call CCC 412,800
13,500 5.000%, 7/01/30 7/25 at 100.00 CCC 11,610,000
1,350 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015B, 4.625%, 7/01/22
No Opt. Call CCC 1,323,270
1,000 Newark Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Austin Achieve Public Schools, Inc., Series 2017A,
5.000%, 6/15/32, (Pre-refunded 6/15/22)
6/22 at 100.00 N/R (6) 1,021,160
Newark Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Austin Achieve Public Schools,
Inc., Series 2018:
225 4.250%, 6/15/28 6/22 at 100.00 N/R 228,211
500 5.000%, 6/15/33 6/22 at 100.00 N/R 508,535

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
North Hays County Municipal Utility District 1, Texas,
General Obligation Bonds, Unlimited Tax Series 2021:
$ 280 2.250%, 8/15/34 - BAM Insured 8/26 at 100.00 N/R $ 276,979
450 2.250%, 8/15/35 - BAM Insured 8/26 at 100.00 N/R 442,179
480 2.250%, 8/15/37 - BAM Insured 8/26 at 100.00 N/R 463,627
995 2.500%, 8/15/39 - BAM Insured 8/26 at 100.00 N/R 985,886
1,040 2.500%, 8/15/41 - BAM Insured 8/26 at 100.00 N/R 1,023,058
1,315 2.500%, 8/15/44 - BAM Insured 8/26 at 100.00 N/R 1,279,298
805 2.625%, 8/15/47 - BAM Insured 8/26 at 100.00 N/R 799,421
North Parkway Municipal Management District 1, Celina,
Texas, Contract Revenue Bonds, Legacy Hills Public
Improvement District Phase 1A-1B Improvements, Series
2021:
400 3.000%, 9/15/26, 144A No Opt. Call N/R 409,916
800 3.625%, 9/15/31, 144A No Opt. Call N/R 846,872
650 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 693,030
North Parkway Municipal Management District 1, Celina,
Texas, Special Assessment Revenue Bonds, Major
Improvements Project, Series 2021:
1,212 3.625%, 9/15/26, 144A No Opt. Call N/R 1,269,825
3,000 4.250%, 9/15/31, 144A No Opt. Call N/R 3,284,730
7,000 4.750%, 9/15/41, 144A 9/31 at 100.00 N/R 7,786,870
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A
Project, Series 2019:
200 4.875%, 9/01/25, 144A No Opt. Call N/R 207,626
265 5.250%, 9/01/30, 144A No Opt. Call N/R 288,352
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B
Project, Series 2019:
358 4.500%, 9/01/25, 144A No Opt. Call N/R 371,013
470 4.875%, 9/01/30, 144A No Opt. Call N/R 509,250
325 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 2.500%,
9/01/25, 144A
No Opt. Call N/R 328,981
Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Wildridge Public Imporvement District 1
Improvement Area 3 Project, Series 2019:
110 3.125%, 9/01/24, 144A No Opt. Call N/R 112,612
205 3.500%, 9/01/29, 144A No Opt. Call N/R 219,891
570 4.000%, 9/01/39, 144A 9/29 at 100.00 N/R 626,316
160 Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement
District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R 171,189
Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf
Coast Energy Project, Series 2020:
4,305 3.625%, 1/01/35, (AMT), 144A 1/22 at 103.00 N/R 4,431,179
19,840 4.000%, 1/01/50, (AMT), 144A 1/22 at 103.00 N/R 20,386,394
Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf
Coast Energy Project, Series 2021A:
1,075 2.125%, 1/01/28, (AMT), 144A 7/23 at 103.00 N/R 1,077,515
800 2.250%, 1/01/29, (AMT), 144A 7/23 at 103.00 N/R 800,672
1,000 2.500%, 1/01/30, (AMT), 144A 7/23 at 103.00 N/R 1,001,680
800 2.625%, 1/01/31, (AMT), 144A 7/23 at 103.00 N/R 802,528
14,105 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R 14,072,417
17,445 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 17,280,843

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021:
$ 125 2.500%, 9/01/26, 144A No Opt. Call N/R $ 125,099
150 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R 150,301
350 3.375%, 9/01/41, 144A 9/29 at 100.00 N/R 350,928
Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1
Project, Series 2019:
280 3.750%, 9/01/24, 144A No Opt. Call N/R 287,143
540 4.000%, 9/01/29, 144A No Opt. Call N/R 579,792
585 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R 633,742
Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4
Project, Series 2021:
313 2.375%, 9/01/26, 144A No Opt. Call N/R 313,604
215 2.875%, 9/01/31, 144A 9/30 at 100.00 N/R 216,180
550 3.250%, 9/01/41, 144A 9/30 at 100.00 N/R 553,289
1,970 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/29
2/24 at 100.00 Ba1 2,105,024
945 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.293%,
12/15/22 (7)
1/22 at 100.00 N/R 590,625
110 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 4.900%,
9/15/24
3/24 at 102.00 N/R 113,981
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Parkside Village Public improvement
District Project, Series 2019:
290 3.250%, 9/15/24, 144A No Opt. Call N/R 295,989
530 3.625%, 9/15/29, 144A No Opt. Call N/R 567,068
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Phase 1B Project, Series 2019:
165 3.500%, 9/15/24, 144A No Opt. Call N/R 169,379
315 3.875%, 9/15/29, 144A 9/27 at 100.00 N/R 341,007
495 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Project,
Series 2017, 4.250%, 9/15/28, 144A
9/27 at 100.00 N/R 534,150
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019:
300 3.750%, 9/15/24, 144A No Opt. Call N/R 309,327
555 4.125%, 9/15/29, 144A 9/27 at 100.00 N/R 610,989
205 4.625%, 9/15/39, 144A 9/27 at 100.00 N/R 224,112
735 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 4.750%, 9/15/28, 144A
9/27 at 100.00 N/R 805,575
Royse CIty, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Improvement Area 1 Project, Series
2020:
155 3.125%, 9/15/25, 144A No Opt. Call N/R 157,886
225 3.625%, 9/15/30, 144A No Opt. Call N/R 236,648

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
SA Energy Acquisition Public Facilities Corporation, Texas,
Gas Supply Revenue Bonds, Series 2007:
$ 770 5.500%, 8/01/22 No Opt. Call BBB+ $ 792,338
450 5.500%, 8/01/27 No Opt. Call BBB+ 556,195
San Antonio Education Facilities Corporation, Texas, Higher
Education Revenue Bonds, Hallmark University Project,
Series 2021A:
265 5.000%, 10/01/31 No Opt. Call N/R 293,342
840 5.000%, 10/01/41 10/31 at 100.00 N/R 914,953
San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos
Trace Public Improvement District Series 2019:
630 4.500%, 9/01/24, 144A No Opt. Call N/R 652,932
1,270 5.000%, 9/01/29, 144A 9/28 at 100.00 N/R 1,405,077
San Marcos, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper South
Public Improvement District, Series 2020:
300 3.750%, 9/01/27, 144A (WI/DD, Settling 1/19/22) No Opt. Call N/R 300,441
500 4.000%, 9/01/32, 144A (WI/DD, Settling 1/19/22) No Opt. Call N/R 498,695
3,270 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana
Project, Series 2017A, 6.000%, 11/15/27
5/27 at 100.00 N/R 3,674,532
2,535 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana
Project, TEMPS 80 Series 2017B-1, 5.625%, 11/15/24
1/22 at 100.00 N/R 2,539,918
1,155 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Northwest Senior Housing-
Edgemere Project, Series 2015A, 5.000%, 11/15/22 (7)
No Opt. Call CC 924,000
320 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Series 2006B, 0.836%, 12/15/26 (3-Month
LIBOR*0.67% reference rate + 0.700% spread) (5)
12/21 at 100.00 A- 322,557
11,985 Texas State Department of Housing and Community Affairs, Multifamily
Housing Revenue Bonds, East Texas Pines Apartments, Custodial
Receipts CR-021-2006, 5.800%, 10/01/46, (AMT), (Mandatory Put
4/1/2024), 144A
4/24 at 100.00 N/R 12,985,028
595 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series
2018, 5.125%, 9/01/28
No Opt. Call N/R 657,487
Uptown Development Authority, Houston, Texas, Tax
Increment Contract Revenue Bonds, Infrastructure
Improvement Facilities, Refunding Series 2021:
425 5.000%, 9/01/31 No Opt. Call Baa2 551,238
425 4.000%, 9/01/32 9/31 at 100.00 Baa2 507,917
755 3.000%, 9/01/34 9/31 at 100.00 Baa2 813,392
280 4.000%, 9/01/35 9/31 at 100.00 Baa2 332,444
900 3.000%, 9/01/37 9/31 at 100.00 Baa2 959,463
750 3.000%, 9/01/40 9/31 at 100.00 Baa2 794,767
Venus, Johnson County, Texas, Special Assessment
Revenue Bonds, Patriot Estates Public Improvement District,
Series 2021:
249 2.625%, 9/15/26, 144A No Opt. Call N/R 249,476
250 3.125%, 9/15/31, 144A 9/29 at 100.00 N/R 250,247
549 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2015, 4.000%, 12/01/27
12/24 at 100.00 N/R 583,186
635 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 4.500%, 9/01/27
No Opt. Call N/R 685,279

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Westlake, Texas, Special Assessment Revenue Bonds,
Solana Public Improvement District, Series 2015:
$ 1,700 5.500%, 9/01/25 No Opt. Call N/R $ 1,750,626
1,840 6.125%, 9/01/35 9/25 at 100.00 N/R 1,900,830
2,025 6.250%, 9/01/40 9/25 at 100.00 N/R 2,092,109
407,697 Total Texas 410,274,709
Utah - 1.1%
Black Desert Public Infrastructure District, Limited Tax
General Obligation Bonds, Series 2021A:
560 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R 561,607
835 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R 843,041
900 3.750%, 3/01/41, 144A 9/26 at 103.00 N/R 919,431
2,100 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A (7)
12/27 at 100.00 N/R 1,740,102
Military Installation Development Authority, Tax Allocation
and Hotel Tax Revenue Bonds, Series 2021A-1:
1,000 4.000%, 6/01/36 9/26 at 103.00 N/R 1,025,170
1,000 4.000%, 6/01/41 9/26 at 103.00 N/R 1,016,460
Military Installation Development Authority, Tax Allocation
Revenue Bonds, Series 2021A-2:
9,250 4.000%, 6/01/36 9/26 at 103.00 N/R 9,442,493
6,580 4.000%, 6/01/41 9/26 at 103.00 N/R 6,644,550
7,750 4.000%, 6/01/52 9/26 at 103.00 N/R 7,639,717
20,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 N/R 25,363,600
5,000 UIPA Crossroads Public Infrastructure District, Utah, Tax Differential
Revenue Bonds, Series 2021, 4.125%, 6/01/41, 144A
12/26 at 103.00 N/R 5,009,850
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project,
Series 2019A:
840 3.500%, 6/15/24, 144A No Opt. Call N/R 864,856
1,660 5.000%, 6/15/29, 144A 6/27 at 102.00 N/R 1,890,856
2,115 5.000%, 6/15/34, 144A 6/27 at 102.00 N/R 2,370,005
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy
Project, Series 2020A:
750 3.125%, 6/15/29, 144A No Opt. Call N/R 790,013
475 5.000%, 6/15/39, 144A 12/29 at 100.00 N/R 539,562
Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A:
1,245 4.000%, 10/15/31, 144A 10/28 at 100.00 N/R 1,337,429
2,325 4.000%, 10/15/41, 144A 10/28 at 100.00 N/R 2,404,468
1,955 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A
No Opt. Call BB 2,100,823
815 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36,
144A
2/26 at 100.00 BB 888,163
Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A:
415 3.625%, 6/15/29, 144A 6/27 at 100.00 N/R 434,713
1,350 5.000%, 6/15/39, 144A 6/27 at 100.00 N/R 1,477,629
68,920 Total Utah 75,304,538

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Vermont - 0.1%
$ 2,190 Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A,
4.000%, 7/01/28
7/22 at 100.00 Baa2 $ 2,218,580
Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series
2021A:
1,215 4.000%, 5/01/37 5/28 at 103.00 N/R 1,333,997
1,015 4.000%, 5/01/45 5/28 at 103.00 N/R 1,092,708
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, Champlain College Project, Series
2016A:
695 5.000%, 10/15/26 No Opt. Call BBB 809,487
875 5.000%, 10/15/28 10/26 at 100.00 BBB 1,008,490
1,000 5.000%, 10/15/30 10/26 at 100.00 BBB 1,141,740
1,000 5.000%, 10/15/31 10/26 at 100.00 BBB 1,137,850
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, Saint Michael's College Project,
Series 2012:
170 5.000%, 10/01/24 10/22 at 100.00 BBB 175,425
555 5.000%, 10/01/25 10/22 at 100.00 BBB 572,238
805 5.000%, 10/01/27 10/22 at 100.00 BBB 828,458
9,520 Total Vermont 10,318,973
Virgin Islands - 0.7%
475 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
10/22 at 100.00 N/R 475,010
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2014C:
660 5.000%, 10/01/24 No Opt. Call N/R 664,785
450 5.000%, 10/01/30 10/24 at 100.00 N/R 451,057
1,360 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24
No Opt. Call N/R 1,369,874
Virgin Islands Public Finance Authority, Matching Fund
Loan Notes Revenue Bonds, Senior Lien Series 2010A:
4,890 5.000%, 10/01/25 1/22 at 100.00 Caa2 4,901,834
2,710 5.000%, 10/01/29 1/22 at 100.00 Caa2 2,716,558
1,420 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%,
10/01/24
No Opt. Call Caa2 1,426,745
676 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Series 2009B, 5.000%, 10/01/25
1/22 at 100.00 Caa2 677,636
Virgin Islands Public Finance Authority, Matching Fund
Loan Notes Revenue Bonds, Series 2012A:
355 5.000%, 10/01/27 10/22 at 100.00 Caa2 355,014
4,680 5.000%, 10/01/32 10/22 at 100.00 Caa2 4,680,047
470 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39
1/22 at 100.00 Caa3 471,109
Virgin Islands Public Finance Authority, Matching Fund
Loan Notes Revenue Bonds, Subordinate Lien Series
2010B:
6,680 5.000%, 10/01/25 1/22 at 100.00 Caa3 6,616,006
275 5.250%, 10/01/29 1/22 at 100.00 Caa3 272,695
2,735 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22
1/22 at 100.00 Caa3 2,731,636

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority, Matching Fund
Revenue Loan Note - Diageo Project, Series 2009A:
$ 1,700 6.625%, 10/01/29 1/22 at 100.00 Caa3 $ 1,713,974
1,780 6.750%, 10/01/37 1/22 at 100.00 Caa3 1,794,632
6,000 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R 5,935,980
6,442 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A
No Opt. Call N/R 6,463,283
3,610 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2003, 4.500%, 7/01/28 - AMBAC Insured
1/22 at 100.00 Caa2 3,620,144
1,000 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2007B, 5.000%, 7/01/31
1/22 at 100.00 Caa3 983,580
48,368 Total Virgin Islands 48,321,599
Virginia - 0.6%
Ballston Quarter Community Development Authority,
Arlington County, Virginia, Revenue Bonds, Series 2016A:
1,000 5.000%, 3/01/26 No Opt. Call N/R 964,310
2,000 5.125%, 3/01/31 3/27 at 100.00 N/R 1,849,800
2,730 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 2.750%, 11/01/29 (7)
11/24 at 100.00 N/R 2,074,336
680 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%,
3/01/25, 144A
No Opt. Call N/R 708,390
7,000 Farmville Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Convocation Center Project, Series 2021,
5.375%, 7/01/53 - AGM Insured, (Mandatory Put 7/1/2043)
7/28 at 103.00 N/R 8,689,380
1,330 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A
No Opt. Call N/R 1,368,942
Norfolk Redevelopment and Housing Authority, Virginia,
Fort Norfolk Retirement Community, Inc., Harbor's Edge
Project, Series 2019A:
500 5.000%, 1/01/34 1/24 at 104.00 N/R 545,965
17,350 5.250%, 1/01/54 1/24 at 104.00 N/R 18,806,532
300 Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds,
Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014, 4.000%, 1/01/24
No Opt. Call N/R 315,675
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green
Series 2015B:
1,480 5.000%, 7/01/23, 144A No Opt. Call Ba2 1,546,260
1,550 5.000%, 7/01/24, 144A No Opt. Call Ba2 1,660,515
1,635 5.000%, 7/01/25, 144A No Opt. Call Ba2 1,788,036
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021:
2,110 3.000%, 6/01/41 6/31 at 100.00 BBB- 2,187,775
105 4.000%, 6/01/46 6/31 at 100.00 BBB- 119,176
1,550 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A
No Opt. Call N/R 1,731,954
100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 Baa3 119,059

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 345 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/1/2038), 144A
7/23 at 100.00 B $ 360,032
41,765 Total Virginia 44,836,137
Washington - 0.8%
1,140 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series
2015A, 4.250%, 12/01/25
No Opt. Call N/R 1,197,011
1,300 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 N/R 1,443,390
Kitsap County Consolidated Housing Authority,
Washington, Pooled Tax Credit Housing Revenue Bonds,
Series 2007:
1,545 5.500%, 6/01/27, (AMT) 1/22 at 100.00 N/R 1,547,858
1,500 5.600%, 6/01/37, (AMT) 1/22 at 100.00 N/R 1,501,860
Port of Pasco, Washington, Airport and General Port
Revenue Bonds, Series 2014A:
1,110 5.000%, 12/01/23, (AMT) No Opt. Call A- 1,204,206
1,165 5.000%, 12/01/24, (AMT) 6/24 at 100.00 A- 1,283,841
1,000 Port of Seattle Industrial Development Corporation, Washington, Special
Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series
2012, 5.000%, 4/01/30, (AMT)
4/23 at 100.00 BB 1,050,310
805 Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase
I Project, Series 2016A, 3.550%, 10/01/46
10/26 at 100.00 AA 859,692
235 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
1/22 at 100.00 N/R 235,649
5 Tukwila, Washington, Special Assessment Bonds, Local Improvement
District 33 Series 2013, 4.500%, 1/15/23
1/22 at 100.00 BBB 5,204
12,910 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (7)
1/28 at 100.00 N/R 8,391,500
1,130 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (7)
1/28 at 100.00 N/R 734,500
6,085 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (7)
1/28 at 100.00 N/R 3,955,250
3,860 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (7)
No Opt. Call N/R 3,029,212
1,000 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (7)
No Opt. Call N/R 750,370
5,000 Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Tender Option Bonds Trust 2015-XF1017, 3.539%,
1/01/35, 144A, (IF) (4)
7/24 at 100.00 BBB+ 5,102,500
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Refunding
Series2021B. Exchange Purchase:
6,065 3.000%, 7/01/43 - AGM Insured 7/31 at 100.00 BBB- 6,402,335
2,465 3.000%, 7/01/48 - AGM Insured 7/31 at 100.00 BBB- 2,559,484
1,000 Washington State Higher Education Facilities Authority Revenue Bonds,
Whitworth University Project, Series 2012, 5.000%, 10/01/27
4/22 at 100.00 Baa1 1,011,660

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 545 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Bayview Manor Senior Project, Refunding Series
2016A, 4.000%, 7/01/26, 144A
7/24 at 102.00 N/R $ 569,977
1,140 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%,
7/01/25, 144A
No Opt. Call N/R 1,263,337
100 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22,
(ETM), 144A
No Opt. Call N/R (6) 104,308
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB 1,103,060
Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill
Project, Series 2016:
2,910 5.000%, 7/01/31, 144A 7/26 at 100.00 N/R 3,196,490
2,000 5.000%, 7/01/36, 144A 7/26 at 100.00 N/R 2,179,200
Washington State Housing Finance Commission, Revenue
Bonds, Rockwood Retirement Communities Project, Series
2014A:
835 6.000%, 1/01/24, 144A No Opt. Call N/R 877,009
1,500 7.500%, 1/01/49, 144A 1/24 at 100.00 N/R 1,646,055
59,350 Total Washington 53,205,268
West Virginia - 0.2%
Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017:
2,500 4.000%, 6/01/27 No Opt. Call N/R 2,559,650
1,500 4.500%, 6/01/32 6/27 at 100.00 N/R 1,557,540
905 Kanawha County Commission, West Virginia, Student Housing Revenue
Bonds, West Virginia State University Foundation Inc, Series 2013,
5.750%, 7/01/23, (ETM)
No Opt. Call N/R (6) 952,024
1,140 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
4.500%, 6/01/27, 144A
No Opt. Call N/R 1,237,310
220 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R 245,692
2,825 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/1/2025)
1/25 at 100.00 B 2,977,409
West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding
& Improvement Series 2018A:
1,000 5.000%, 1/01/33 1/29 at 100.00 BBB+ 1,227,030
1,180 5.000%, 1/01/34 1/29 at 100.00 BBB+ 1,446,007
1,000 5.000%, 1/01/36 1/29 at 100.00 BBB+ 1,220,660
12,270 Total West Virginia 13,423,322
Wisconsin - 4.2%
205 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%,
6/01/23
No Opt. Call N/R 207,819
3,075 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 N/R 3,166,543

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
$ 300 5.000%, 11/15/31 11/26 at 100.00 A $ 356,637
190 5.000%, 11/15/33 11/26 at 100.00 A 225,473
170 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 4.250%, 6/15/31, 144A
6/29 at 100.00 N/R 172,490
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Ascend Leadership Academy Project,
Series 2021A:
275 4.250%, 6/15/31, 144A 6/29 at 100.00 N/R 279,738
895 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 938,605
400 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/36, 144A
6/27 at 100.00 N/R 424,544
140 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%,
2/01/26, 144A
No Opt. Call N/R 150,615
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School Bonds, North
Carolina, Series 2019A:
1,000 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 1,051,120
390 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 418,372
875 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R 905,424
655 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26,
144A
No Opt. Call N/R 674,133
1,370 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
5.750%, 7/15/32
7/22 at 100.00 BB+ 1,398,619
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Freedom Classical Academy Inc., Series
2020A:
650 5.000%, 1/01/31, 144A 1/28 at 100.00 N/R 728,754
355 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R 385,555
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
7,225 4.100%, 6/15/26, 144A No Opt. Call N/R 7,393,126
3,010 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 3,148,911
3,385 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.000%, 6/15/27, 144A
6/24 at 100.00 N/R 3,471,013
1,470 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25,
144A
No Opt. Call BBB- 1,548,630
310 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
4.375%, 7/01/25, 144A
No Opt. Call N/R 322,282
1,715 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%,
6/15/29, 144A
6/27 at 100.00 N/R 1,789,825
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%,
10/01/22, (ETM)
No Opt. Call Baa3 (6) 109,060

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 95 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Voyager Foundation, Inc. of North Carolina Project, Series 2014A,
4.125%, 10/01/24, (Pre-refunded 10/01/22)
10/22 at 100.00 Baa3 (6) $ 97,743
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, The Foundation of the
University of North Carolina at Charlotte Inc., Series 2021A:
3,920 4.000%, 9/01/36 9/31 at 100.00 N/R 4,303,062
2,565 4.000%, 9/01/41 9/31 at 100.00 N/R 2,786,103
5,000 4.000%, 9/01/51 9/31 at 100.00 N/R 5,334,400
Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District
Project, Series 2017:
1,245 6.000%, 3/01/22, 144A No Opt. Call N/R 1,251,723
3,280 6.750%, 3/01/27, 144A No Opt. Call N/R 3,809,130
165 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A
No Opt. Call BB+ 173,933
Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A:
325 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 351,903
440 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 486,605
250 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A
6/27 at 102.00 N/R 269,110
380 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A
No Opt. Call N/R 396,006
Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, The ASK Academy Project, Series 2015A:
510 5.250%, 2/01/25 No Opt. Call N/R 528,212
1,380 5.750%, 2/01/35 2/25 at 100.00 N/R 1,453,250
1,210 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R 1,259,755
1,020 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding
Series 2015A, 5.000%, 9/01/25, 144A
No Opt. Call BB 1,089,146
225 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/41
12/31 at 100.00 BB+ 263,574
22,285 Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A,
6.250%, 8/01/27, 144A
No Opt. Call N/R 23,803,277
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
21,495 5.000%, 12/01/27, 144A No Opt. Call N/R 21,945,535
12,615 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 13,632,148
1,690 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R 1,209,499
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A
10/27 at 100.00 N/R 1,728,254
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A
10/27 at 100.00 N/R 652,500
3,320 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.000%, 12/01/27
No Opt. Call BBB- 3,746,720
15,330 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A
No Opt. Call N/R 15,018,648

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,655 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.000%, 4/01/25
No Opt. Call BB $ 1,769,245
600 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 5.000%, 4/01/30, 144A
No Opt. Call BB 721,740
4,290 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Continuing Care Retirement Community, Refunding Series 2017A,
4.250%, 6/01/27
6/23 at 104.00 N/R 4,541,651
3,410 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Continuing Care Retirement Community, Series 2017B, 4.125%,
6/01/24
6/23 at 104.00 N/R 3,561,915
5,085 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R 5,153,139
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
5,665 5.000%, 6/01/27 (WI/DD, Settling 3/03/23) No Opt. Call N/R 6,082,680
5,330 4.000%, 6/01/31 6/27 at 103.00 N/R 5,670,321
7,130 4.000%, 6/01/36 6/27 at 103.00 N/R 7,450,993
2,500 5.000%, 6/01/37 (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 2,668,500
11,130 4.000%, 6/01/41 6/27 at 103.00 N/R 11,507,418
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
3,430 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 3,568,057
2,485 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 2,620,234
Public Finance Authority of Wisconsin, Senior Living Facility
Revenue Bonds, Mary's Woods at Marylhurst Inc., Series
2017A:
1,910 5.000%, 5/15/26, 144A 5/25 at 102.00 BB 2,103,445
1,215 5.000%, 5/15/31, 144A 5/25 at 102.00 BB 1,321,920
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
25,435 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 21,054,076
8,455 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 6,737,790
2,795 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 2,141,277
Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Collegiate Housing Foundation -
Cullowhee LLC - Western California University Project,
Series 2015A:
140 5.000%, 7/01/22 No Opt. Call BBB- 142,865
540 5.000%, 7/01/23 No Opt. Call BBB- 572,065
17,930 Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Green Series 2019,
14.000%, 6/01/29, 144A
7/22 at 100.00 N/R 17,924,083
Public Finance Authority, Wisconsin, Revenue Bonds,
Ocean Academy Charter School, Series 2021:
285 4.000%, 10/15/31, 144A No Opt. Call N/R 302,989
570 5.000%, 10/15/41, 144A 10/31 at 100.00 N/R 643,291
3,500 Public Finance Authority, Wisconsin, Revenue Bonds, Texas Biomedical
Research Institute Project, Series 2021A, 3.000%, 6/01/48
6/31 at 100.00 Baa1 3,585,820
5,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/45 - AGM
Insured
12/30 at 56.77 A1 2,232,450
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
1,000 4.000%, 10/01/41 10/28 at 102.00 N/R 1,069,200
3,000 4.000%, 10/01/51 10/28 at 102.00 N/R 3,137,310

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017:
$ 315 3.500%, 8/01/22 No Opt. Call N/R $ 315,936
3,815 5.000%, 8/01/27 8/24 at 103.00 N/R 4,111,616
4,015 5.000%, 8/01/32 8/24 at 103.00 N/R 4,286,534
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series
2019:
1,000 4.250%, 8/01/34 8/26 at 103.00 N/R 932,340
2,300 4.500%, 8/01/39 8/26 at 103.00 N/R 2,123,383
940 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%,
10/01/24
10/22 at 102.00 N/R 970,080
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485 5.000%, 5/01/24 No Opt. Call BBB+ 1,631,896
350 5.000%, 5/01/25 5/24 at 100.00 BBB+ 384,006
800 5.000%, 5/01/26 5/24 at 100.00 BBB+ 875,624
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools
Obligated Group, Series 2021:
615 3.000%, 12/01/31 12/26 at 100.00 N/R 623,985
850 4.000%, 12/01/41 12/26 at 100.00 N/R 895,254
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014:
645 5.000%, 5/01/23 No Opt. Call N/R 661,164
1,250 5.000%, 5/01/26 5/24 at 100.00 N/R 1,291,950
1,000 5.125%, 5/01/29 5/24 at 100.00 N/R 1,028,610
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A:
385 5.000%, 7/01/25 7/24 at 100.00 A 426,360
670 5.000%, 7/01/26 7/24 at 100.00 A 741,623
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Refunding Series 2021B:
530 4.000%, 9/01/36 9/27 at 103.00 N/R 587,558
500 4.000%, 9/15/41 9/27 at 103.00 N/R 550,055
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Refunding Series 2022. Forward Delivery:
775 4.000%, 9/15/36 (WI/DD, Settling 9/15/22) 9/27 at 103.00 N/R 824,647
770 4.000%, 9/15/41 (WI/DD, Settling 9/15/22) 9/27 at 103.00 N/R 810,394
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Series 2015B:
100 4.000%, 9/15/22 No Opt. Call BBB- 102,541
100 4.000%, 9/15/23 9/22 at 100.00 BBB- 102,541
100 4.000%, 9/15/24 9/22 at 100.00 BBB- 102,541
100 4.000%, 9/15/25 9/22 at 100.00 BBB- 102,541
200 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Refunding
Series 2013, 5.000%, 8/15/22, (ETM)
No Opt. Call BBB+ (6) 205,934

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Vernon Memorial Healthcare
Inc., Series 2014:
$ 945 5.000%, 3/01/24 No Opt. Call BB $ 1,007,710
525 5.000%, 3/01/25 3/24 at 100.00 BB 558,474
820 5.000%, 3/01/26 3/24 at 100.00 BB 870,356
1,095 5.000%, 3/01/27 3/24 at 100.00 BB 1,159,551
1,130 5.000%, 3/01/28 3/24 at 100.00 BB 1,193,551
4,020 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014,
5.000%, 12/01/29
12/22 at 102.00 N/R 4,175,936
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%,
7/01/37, 144A
7/28 at 102.00 N/R 2,746,775
288,740 Total Wisconsin 289,543,464
Wyoming - 0.1%
Sweetwater County, Wyoming, Hospital Revenue Bonds,
Memorial Hospital Project, Refunding Series 2013A:
1,230 5.000%, 9/01/23 No Opt. Call BB+ 1,324,403
1,045 5.000%, 9/01/24 9/23 at 100.00 BB+ 1,125,204
1,360 5.000%, 9/01/25 9/23 at 100.00 BB+ 1,464,380
1,310 5.000%, 9/01/30 9/23 at 100.00 BB+ 1,410,542
4,945 Total Wyoming 5,324,529
$ 6,626,690 Total Municipal Bonds (cost $6,162,098,936) 6,376,939,608
Shares Description (1) Value
COMMON STOCKS - 3.3%
  Electric Utilities - 3.3%
4,940,062 Energy Harbor Corp(9),(10),(11) 230,122,908
Total Common Stocks (cost $107,569,027) 230,122,908
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
CORPORATE BONDS - 0.5%
  Electric Utilities - 0.1%
1,165 FirstEnergy Corp  (7) 6.800% 08/15/39 N/R 1,457
1,865 FirstEnergy Corp  (7) 6.050% 08/15/22 N/R 2,331
3,240 Talen Energy Supply LLC   7.250% 05/15/27 B+ 2,867,400
1,000 Talen Energy Supply LLC  (12) 10.500% 01/15/26 CCC 430,000
700 Talen Energy Supply LLC   6.625% 01/15/28 B+ 614,250
2,945 Talen Energy Supply LLC   6.000% 12/15/36 CCC 1,030,750
4,375 Talen Energy Supply LLC   6.500% 06/01/25 CCC 1,740,900
15,290 Total Electric Utilities 6,687,088
  Health Care Providers & Services - 0.3%
19,745 Tower Health 4.451% 02/01/50 B+ 17,869,225
  Hotels, Restaurants & Leisure - 0.1%
9,500 Wild Rivers Water Park 8.500% 11/01/51 N/R 9,605,025
  Real Estate Management & Development - 0.0%
2,300 Zilkha Biomass Selma LLC  (7),(8) 5.000% 08/01/28 N/R 981,870
25,045 Zilkha Biomass Selma LLC  (7),(8) 10.000% 08/01/38 N/R 251
27,345 Total Real Estate Management & Development 982,121
$ 71,880 Total Corporate Bonds (cost $63,734,327) 35,143,459

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Shares Description (1) Value
EXCHANGE-TRADED FUNDS - 0.2%
275,000 VanEck High Yield Muni ETF $ 17,168,250
Total Exchange-Traded Funds (cost $17,293,500) 17,168,250
Total Long-Term Investments (cost $6,350,695,790) 6,659,374,225
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    0.0%
MONEY MARKET FUNDS - 0.0%
190,829 State Street Navigator Securities Lending Government
Money Market Portfolio (13)
0.030%(14) $ 190,829
Total Investments Purchased with Collateral from Securities Lending (cost $190,829) 190,829
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.9%
REPURCHASE AGREEMENTS - 4.9%
$ 275,000 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/31/21, repurchase price
$275,000,000, collateralized by: $52,569,300, U.S.
Treasury Bond, 3.375%, due 5/15/44, value $66,269,736
; $126,097,500, U.S.Treasury Note, 1.375%, due 2/15/44,
value $214,230,354
0.010% 1/03/22 $ 275,000,000
63,065 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/31/21, repurchase price
$63,065,211, collateralized by $55,704,600, U.S.Treasury
Note, 0.125%, due 4/15/22, value $64,326,550
0.000% 1/03/22 63,065,210
Total Repurchase Agreements (cost $338,065,211) 338,065,210
Total Short-Term Investments (cost $338,065,211) 338,065,210
Total Investments (cost $ 6,688,951,830 ) - 101 .0% 6,997,630,264
Floating Rate Obligations - (2.2)% (152,680,000)
Other Assets Less Liabilities - 1.2% (15) 80,905,128
Net Assets - 100% $ 6,925,855,392
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury 5-Year Note (2,228) 3/22 $ (268,880,168) $ (269,535,782) $ (655,614) $ (156,657)
U.S. Treasury 10-Year Note (1,138) 3/22 (147,360,082) (148,473,438) (1,113,356) (71,125)
Total $(416,240,250) $(418,009,220) $(1,768,970) $ (227,782)

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,367,945,334 $ 8,994,274 $ 6,376,939,608
Common Stocks – 230,122,908 – 230,122,908
Corporate Bonds – 34,161,338 982,121 35,143,459
Exchange-Traded Funds 17,168,250 – – 17,168,250
Investments Purchased with Collateral from
Securities Lending: 190,829 – – 190,829
Short-Term Investments:
Repurchase Agreements – 338,065,210 – 338,065,210
Investments in Derivatives:*
Futures Contracts (1,768,970) – – (1,768,970)
Total
$ 15,590,109 $ 6,970,294,790 $ 9,976,395 $ 6,995,861,294
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the lowest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) Investment values at a fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions
Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33;
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%,  5/15/19; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33;
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(11) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.

(12) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $161,680.
(13) The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(14) The rate shown is the one-day yield as of the end of the reporting period.
(15) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments December 31, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 101.7%
MUNICIPAL BONDS - 100.7%
Alabama - 2.2%
Birmingham-Jefferson Civic Center Authority, Alabama,
Special Tax Bonds, Series 2018A:
$ 1,500 4.000%, 7/01/38 7/28 at 100.00 A- $ 1,695,540
1,500 4.000%, 7/01/43 7/28 at 100.00 A- 1,682,460
5,445 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Project, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put
11/1/2030)
No Opt. Call B- 6,972,159
1,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B- 1,184,870
4,995 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured, (UB) (4)
6/30 at 100.00 A1 5,285,359
5,500 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 4.000%, 2/01/46
8/31 at 100.00 N/R 6,423,395
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50
10/23 at 105.00 BB 1,034,820
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BB 1,146,920
250 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R 272,335
1,000 The DCH Health Care Authority, Alabama, Revenue Bonds, Series 2021A,
4.000%, 6/01/51
6/31 at 100.00 N/R 1,139,480
7,500 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R 8,290,125
30,690 Total Alabama 35,127,463
Alaska - 0.2%
1,665 Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019, 4.000%, 4/01/34
4/29 at 100.00 A 1,923,808
8,500 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 N/R 1,893,630
10,165 Total Alaska 3,817,438
Arizona - 1.7%
1,000 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 1,180,830
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
970 5.125%, 7/01/37, 144A 7/26 at 100.00 BB 1,108,564
1,000 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 1,136,640
210 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 BB 240,568

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 615 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Doral Academy of Northern Nevada, Series 2021A, 4.000%,
7/15/51, 144A
7/29 at 100.00 Ba1 $ 672,213
2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 2,030,960
4,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 3,945,920
1,800 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R 1,801,674
40 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence Projects, Series 2017A, 5.250%,
7/01/47, 144A
7/22 at 101.00 N/R 40,786
100 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/50, 144A
7/28 at 100.00 BB+ 106,807
400 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 Ba2 476,660
1,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020,
5.250%, 10/01/40, 144A
10/27 at 103.00 N/R 1,142,520
725 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 A2 897,855
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/32, (AMT)
7/27 at 100.00 A+ 2,405,500
100 Phoenix Industrial Development Authority, Arizona, Multifamily Housing
Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series
2016A, 5.125%, 7/01/36
7/24 at 101.00 N/R 100,405
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery:
1,100 4.000%, 6/15/41, 144A (WI/DD, Settling 3/17/22) 6/26 at 100.00 N/R 1,142,592
1,000 4.000%, 6/15/51, 144A 6/26 at 100.00 N/R 1,026,670
1,200 4.000%, 6/15/57, 144A (WI/DD, Settling 3/17/22) 6/26 at 100.00 N/R 1,224,372
4,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/49, 144A
7/26 at 103.00 N/R 4,356,880
100 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016,
5.250%, 7/01/36
7/26 at 100.00 BB- 109,399
25 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%,
7/01/39
7/25 at 100.00 N/R 26,341
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
355 4.000%, 4/01/36 (WI/DD, Settling 3/17/22) 4/31 at 100.00 A 427,040
435 4.000%, 4/01/39 4/31 at 100.00 A 520,021
160 4.000%, 4/01/40 4/31 at 100.00 A 190,490
710 4.000%, 4/01/41 4/31 at 100.00 A 841,989
25,045 Total Arizona 27,153,696

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas - 0.5%
$ 2,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- $ 2,753,675
2,430 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 B- 2,742,668
1,500 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/39
9/30 at 100.00 BBB+ 1,878,435
6,430 Total Arkansas 7,374,778
California - 12.3%
1,000 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.250%, 3/01/36
3/26 at 100.00 Ba3 1,121,556
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 3,851,204
3,570 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 3,558,540
725 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 777,142
1,000 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 1,063,560
2,270 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R 456,361
1,500 California Health Facilities Financing Authority, Revenue Bonds,  Lucile
Salter Packard Children's Hospital at Stanford, Refunding Series 2022A.
Forward Delivery, 4.000%, 5/15/46 (WI/DD, Settling 5/17/22)
5/32 at 100.00 A+ 1,750,005
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
2,865 4.000%, 8/15/48 8/31 at 100.00 N/R 3,390,556
6,910 3.000%, 8/15/51 8/31 at 100.00 N/R 7,374,490
3,566 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 4,071,586
1,250 California Infrastructure and Economic Development Bank Infrastructure
State, Revolving Fund Revenue Bonds, Tax Series 2020A, 2.786%,
10/01/43
10/30 at 100.00 AAA 1,223,625
California Infrastructure and Economic Development Bank,
Revenue Bonds, California Science Center Phase III Project,
Green Series 2021B:
1,540 4.000%, 5/01/46 11/31 at 100.00 N/R 1,812,118
1,785 4.000%, 5/01/51 11/31 at 100.00 N/R 2,086,433
4,635 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Series 2021A,
4.000%, 5/01/55
11/31 at 100.00 N/R 5,408,767
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 281,382
100 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/36, 144A
11/26 at 100.00 N/R 103,050
505 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R 553,692

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,405 California Municipal Finance Authority, Federal Lease Revenue Bonds, VA
Oceanside Health Care Center Project, Taxable Series 2021, 3.637%,
7/01/30
4/30 at 100.00 Baa2 $ 6,778,860
2,000 California Municipal Finance Authority, Revenue Bonds, University of the
Pacific, Refunding Series 2020A, 3.000%, 11/01/48
11/30 at 100.00 A2 2,110,740
4,020 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 4,615,764
840 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 Baa3 1,010,948
1,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 1,065,520
400 California Public Finance Authority, Charter School Lease Revenue Bonds,
Laverne Elementary Preparatory Academy Project, Series 2019A,
5.000%, 6/15/49, 144A
6/23 at 100.00 N/R 409,580
470 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R 539,259
300 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education, Obligated Group, Series 2016A, 5.000%,
6/01/31, 144A
6/25 at 100.00 N/R 329,295
745 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 765,502
500 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47,
144A
7/27 at 100.00 Ba2 553,485
California State Public Works Board, Lease Revenue Bonds,
Department of General Services, New Nature Resources,
Green Series 2021C:
1,250 4.000%, 11/01/46 11/31 at 100.00 N/R 1,494,250
815 5.000%, 11/01/46 11/31 at 100.00 N/R 1,065,213
California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Refunding Series 2022A:
2,500 5.000%, 8/01/28 (WI/DD, Settling 3/17/22) No Opt. Call A+ 3,116,725
2,000 5.000%, 8/01/29 (WI/DD, Settling 3/17/22) No Opt. Call A+ 2,550,480
2,500 5.000%, 8/01/30 (WI/DD, Settling 3/17/22) No Opt. Call A+ 3,256,800
California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2021B:
1,220 4.000%, 5/01/38 5/31 at 100.00 A+ 1,473,992
1,500 4.000%, 5/01/39 5/31 at 100.00 A+ 1,807,095
3,545 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB- 3,987,700
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46, 144A
6/26 at 100.00 BB- 1,149,720
14,010 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50
4/30 at 100.00 A 14,798,763
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
125 5.000%, 9/02/40 9/30 at 100.00 N/R 153,935
195 5.000%, 9/02/50 9/30 at 100.00 N/R 235,488

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 91 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 (5),(6)
1/22 at 100.00 N/R $ 75,147
1,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 981,110
2,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 1,796,620
1,000 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%,
9/01/39
1/22 at 100.00 N/R 1,002,740
6,180 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 6,628,359
445 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%,
9/01/46, 144A
9/31 at 100.00 N/R 438,258
930 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56,
144A
8/31 at 100.00 N/R 962,931
500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 467,855
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 1,777,140
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 3,127,620
Fairfield, California, Certificates of Participation, Fairfield
Water Financing Series 2007A:
1,920 0.000%, 4/01/36 - SYNCORA GTY Insured No Opt. Call AA 1,444,954
2,990 0.000%, 4/01/37 - SYNCORA GTY Insured No Opt. Call AA 2,186,019
2,045 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 Baa2 2,388,928
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Taxable Series 2021B:
2,855 1.886%, 6/01/27 No Opt. Call N/R 2,855,228
4,015 2.246%, 6/01/29 No Opt. Call N/R 4,045,354
17,580 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 3,456,228
Golden State Tobacco Securitization Corporation,
California, Tobacco Settlement Asset-Backed Bonds, Series
2018A-1:
1,000 5.000%, 6/01/33, (Pre-refunded 6/01/28) 6/28 at 100.00 BBB (7) 1,261,300
1,500 5.000%, 6/01/35, (Pre-refunded 6/01/28) 6/28 at 100.00 BB+ (7) 1,891,950
180 5.250%, 6/01/47, (Pre-refunded 6/01/22) 6/22 at 100.00 N/R (7) 183,735
Huntington Beach, California, Pension Obligation Bonds,
Taxable Series 2021:
1,125 1.911%, 6/15/28 - BAM Insured No Opt. Call AA+ 1,119,656
4,830 2.963%, 6/15/36 - BAM Insured 6/31 at 100.00 AA+ 4,859,222
1,360 Irvine Ranch Water District, California, General Obligation Bonds, Series
2016, 5.250%, 2/01/41
8/26 at 100.00 AAA 1,629,974

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,165 Lammersville Schools Finance Authority, California, Lease Revenue
Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 -
BAM Insured
10/27 at 100.00 A2 $ 1,214,629
Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Green Series 2021F:
800 4.000%, 12/01/39 12/31 at 100.00 N/R 977,328
690 4.000%, 12/01/40 12/31 at 100.00 N/R 836,466
690 4.000%, 12/01/41 12/31 at 100.00 N/R 834,383
3,435 4.000%, 12/01/46 12/31 at 100.00 N/R 4,101,115
3,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47, (UB) (4)
1/27 at 100.00 AA- 3,578,700
3,750 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021C, 5.000%, 7/01/51
7/31 at 100.00 N/R 4,880,325
1,890 Los Angeles Municipal Improvement Corporation, California, Lease
Revenue Bonds, Capital Equipment Program, Refunding Series 2021A,
1.648%, 11/01/28
No Opt. Call AA- 1,855,375
2,500 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2008 Series 2018B-1, 5.250%,
7/01/42
1/28 at 100.00 Aa3 3,085,450
5,210 Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Taxable Refunding Series 2021, 2.774%, 8/01/34 -
BAM Insured
8/31 at 100.00 N/R 5,339,364
1,580 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Series 2010B, 6.375%, 8/01/45
8/40 at 100.00 AA 1,842,027
5,345 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%,
8/01/39 - AGM Insured
No Opt. Call A2 3,499,265
Ravenswood City School District, San Diego County,
California, General Obligation Bonds, Election 2018 Series
2021A:
150 4.000%, 8/01/36 8/29 at 100.00 AAA 178,459
535 4.000%, 8/01/37 8/29 at 100.00 AAA 635,254
380 4.000%, 8/01/39 8/29 at 100.00 AAA 449,726
330 4.000%, 8/01/41 8/29 at 100.00 AAA 389,209
1,185 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 N/R 1,385,940
1,000 Rocklin, Placer County, California, Special Tax Bonds, Community
Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 1,117,870
1,040 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, 5.000%, 7/01/37, (AMT)
7/28 at 100.00 A 1,270,443
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B:
1,560 4.000%, 7/01/51, (AMT) 7/31 at 100.00 N/R 1,809,569
1,660 4.000%, 7/01/56, (AMT) 7/31 at 100.00 N/R 1,911,689
7,830 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, WSIP Green Series 2020A, 5.000%, 11/01/50
11/30 at 100.00 AA- 10,051,763
3,770 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43,
144A
1/22 at 34.58 N/R 1,301,065
750 San Francisco Community College District, California, General Obligation
Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41
6/30 at 100.00 A1 775,530
750 San Francisco Municipal Transportation Agency, California, Revenue
Bonds, Taxable Refunding Series 2021A, 1.302%, 3/01/28
No Opt. Call AA- 731,475

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Jose, California, Airport Revenue Bonds, Taxable
Refunding Series 2021C:
$ 500 1.882%, 3/01/28 No Opt. Call A- $ 496,120
290 2.310%, 3/01/30 No Opt. Call A- 292,627
1,750 2.960%, 3/01/36 3/31 at 100.00 A- 1,796,025
2,000 3.060%, 3/01/37 3/31 at 100.00 A- 2,052,260
420 3.290%, 3/01/41 3/31 at 100.00 A- 426,271
1,000 San Rafael Elementary School District, Marin County, California, General
Obligation Bonds, Series 2005C, 0.000%, 8/01/30 - NPFG Insured
No Opt. Call Baa2 869,300
University of California, General Revenue Bonds, Taxable
Series 2021BI:
1,000 1.272%, 5/15/27 No Opt. Call AA 980,680
1,355 1.372%, 5/15/28 No Opt. Call AA 1,319,201
202,482 Total California 199,018,412
Colorado - 7.7%
2,630 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 N/R 2,835,324
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 500,630
Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2018A:
1,000 4.375%, 12/01/28 12/23 at 103.00 N/R 1,070,950
1,000 5.125%, 12/01/48 12/23 at 103.00 N/R 1,067,860
6,250 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 6,263,500
1,000 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R 1,062,550
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R 1,635,975
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R 1,079,460
746 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R 768,373
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 1,072,320
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
1/22 at 100.00 N/R 1,151,745
500 Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado,
Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39
1/22 at 100.00 N/R 500,605
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
2,900 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R 3,052,018
1,500 5.000%, 12/01/37, 144A 12/22 at 103.00 N/R 1,573,080
5,000 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 5,231,100

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R $ 1,092,100
1,700 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47
12/22 at 103.00 N/R 1,768,238
400 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017,
5.375%, 10/01/37
10/27 at 100.00 N/R 423,520
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 108,550
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 106,841
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella
of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A
12/26 at 103.00 N/R 510,450
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
5.750%, 12/01/35, 144A
12/25 at 100.00 N/R 496,670
250 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 268,580
2,315 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/38
3/28 at 100.00 AA- 2,829,717
500 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R 535,120
1,500 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
12/23 at 103.00 N/R 1,612,515
1,000 Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment
Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R 1,068,430
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/34, (AMT)
12/28 at 100.00 A 1,231,250
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,250 5.000%, 12/01/29 12/26 at 100.00 BBB- 1,461,462
2,000 5.000%, 12/01/30 12/26 at 100.00 BBB- 2,329,620
625 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/24 at 100.00 BBB- 646,281
1,000 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R 1,080,750
685 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2020A, 5.000%, 9/01/36
9/30 at 100.00 A 881,807
970 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%,
12/01/49, 144A
9/24 at 103.00 N/R 1,028,792
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 5.750%, 12/01/30
12/24 at 100.00 N/R 1,051,480

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Fourth Street Crossing Business Improvement District,
Silverthorne, Summit County, Colorado, Special Revenue
and Tax Supported Bonds,  Senior Series 2019A:
$ 1,000 4.625%, 12/01/29, 144A 6/24 at 103.00 N/R $ 1,073,100
2,135 5.125%, 12/01/38, 144A 6/24 at 103.00 N/R 2,292,947
1,000 5.375%, 12/01/49, 144A 6/24 at 103.00 N/R 1,073,820
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R 2,007,340
1,000 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R 1,083,790
1,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R 1,085,650
1,050 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R 1,127,942
2,411 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R 2,600,336
500 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R 532,410
615 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A,
5.750%, 12/01/50
12/25 at 103.00 N/R 550,573
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 4.625%, 12/01/35
12/25 at 103.00 N/R 1,089,240
1,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2018A, 5.250%, 12/01/47
12/23 at 103.00 N/R 1,062,600
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 N/R 539,865
500 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2015, 5.375%,
12/01/45
1/22 at 102.00 N/R 510,755
Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A:
500 5.000%, 12/01/41 6/26 at 103.00 N/R 529,465
500 5.000%, 4/15/51 6/26 at 103.00 N/R 522,305
500 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%,
12/01/51
9/26 at 103.00 N/R 503,965
Mirabelle Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2020A:
500 5.000%, 12/01/39 3/25 at 103.00 N/R 540,220
1,000 5.000%, 12/01/49 3/25 at 103.00 N/R 1,071,010
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R 1,103,180
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 1,079,250
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
2,500 5.000%, 12/01/39 12/24 at 103.00 N/R 2,728,750
6,500 5.000%, 12/01/49 12/24 at 103.00 N/R 7,040,020

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R $ 534,925
290 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%,
12/01/51, 144A
3/26 at 103.00 N/R 315,877
1,305 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A
12/22 at 100.00 N/R 1,329,325
Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property
Tax Supported Primary Improvements Revenue Bonds,
Refunding Series 2017A:
1,415 4.125%, 12/15/27, 144A 12/26 at 100.00 N/R 1,509,267
2,000 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 2,172,620
885 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R 943,507
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R 504,220
1,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
12/22 at 103.00 N/R 1,587,120
500 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%,
12/01/40
12/25 at 103.00 N/R 545,235
2,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/47
12/27 at 100.00 A2 2,396,540
Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special
Revenue Bonds, Series 2021:
500 4.000%, 12/01/41 10/26 at 102.00 N/R 515,360
2,105 4.000%, 12/01/51 10/26 at 102.00 N/R 2,154,910
500 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/36
1/31 at 100.00 Baa2 593,780
1,865 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 Aa2 2,175,485
1,016 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R 1,030,265
875 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R 936,442
1,400 South Sloan's Lake Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2019, 4.000%,
12/01/39 - AGM Insured
12/29 at 100.00 Baa3 1,633,380
1,650 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R 1,816,667
500 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
12/22 at 103.00 N/R 525,340

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Series 2019A:
$ 1,500 5.000%, 12/01/39 9/24 at 103.00 N/R $ 1,615,200
1,000 5.000%, 12/01/49 9/24 at 103.00 N/R 1,070,110
1,889 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA 2,040,271
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R 538,050
3,820 5.375%, 12/01/39 12/23 at 103.00 N/R 4,113,682
1,600 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R 1,180,576
2,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R 2,118,200
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 1,640,640
1,000 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 1,073,540
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R 2,003,140
500 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 N/R 538,305
1,856 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R 1,933,061
116,603 Total Colorado 124,231,236
Connecticut - 0.3%
200 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
1/22 at 100.00 Caa1 200,196
100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB 110,462
2,025 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A, 3.000%, 7/01/39 - AGM Insured
7/29 at 100.00 A2 2,152,899
1,040 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 5.000%, 5/01/41
5/31 at 100.00 AA- 1,355,994
1,000 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series
2017, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 1,143,340
4,365 Total Connecticut 4,962,891
Delaware - 0.2%
Delaware Health Facilities Authroity, Revenue Bonds,
Beebe Medical Center Project, Series 2018:
1,000 4.375%, 6/01/48 12/28 at 100.00 BBB 1,144,680
1,500 5.000%, 6/01/48 12/28 at 100.00 BBB 1,792,950

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
$ 35 Kent County, Delaware, Student Housing & Dining Facility Revenue
Bonds, Collegiate Housing Foundation - Dover LLC Delaware State
University Project, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 BB- $ 39,056
2,535 Total Delaware 2,976,686
District of Columbia - 0.6%
65 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- 71,276
275 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/35
10/29 at 100.00 Baa2 318,912
415 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call A+ 494,688
1,500 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/34, (AMT)
10/29 at 100.00 A+ 1,885,725
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021A:
505 4.000%, 10/01/35 10/30 at 100.00 A+ 605,667
1,265 4.000%, 10/01/39 10/30 at 100.00 A+ 1,504,350
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021B:
370 4.000%, 10/01/33 10/30 at 100.00 A+ 444,973
430 4.000%, 10/01/34 10/30 at 100.00 A+ 516,477
185 4.000%, 10/01/35 10/30 at 100.00 A+ 221,878
825 4.000%, 10/01/36 10/30 at 100.00 A+ 987,707
1,000 4.000%, 10/01/37 10/30 at 100.00 A+ 1,194,550
625 4.000%, 10/01/38 10/30 at 100.00 A+ 745,281
1,005 4.000%, 10/01/39 10/30 at 100.00 A+ 1,195,156
8,465 Total District of Columbia 10,186,640
Florida - 10.2%
3,105 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 0.984%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (8)
1/22 at 100.00 A3 3,090,965
570 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phases 3 and 4 Sub-Assessment Area One Project,
Series 2021, 4.000%, 5/01/51
5/34 at 100.00 N/R 610,111
1,000 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R 1,001,120
1,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%,
5/01/41
5/31 at 100.00 N/R 1,048,610
500 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Master Improvements Project,
Series 2021, 4.000%, 5/01/52, 144A
5/32 at 100.00 N/R 529,045
485 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 510,050
1,000 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/51, 144A
5/31 at 100.00 N/R 1,050,830
335 Bay Laurel Center Community Development District, Marion County,
Florida, Special Assessment Bonds, Refunding Indigo Series 2016,
4.125%, 5/01/31
5/27 at 100.00 N/R 357,016

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A
11/29 at 100.00 N/R $ 1,149,550
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019B:
1,500 4.000%, 9/01/37, (AMT), (UB) (4) 9/29 at 100.00 A 1,718,265
2,500 4.000%, 9/01/39, (AMT), (UB) (4) 9/29 at 100.00 A 2,854,325
240 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
7/25 at 100.00 N/R 258,749
3,225 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/40,
144A
7/26 at 100.00 N/R 3,490,611
255 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55,
144A
6/27 at 100.00 N/R 271,991
900 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56,
144A
6/31 at 100.00 N/R 1,012,005
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49,
144A
1/29 at 100.00 N/R 1,118,210
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A,
5.375%, 6/15/48, 144A
6/28 at 100.00 N/R 110,432
50 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018, 6.100%, 8/15/38, 144A
8/28 at 100.00 N/R 55,281
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
500 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R 489,770
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R 978,500
500 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 488,725
1,000 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth
Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%,
7/01/56, 144A
7/31 at 100.00 N/R 1,142,820
2,610 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(5)
6/28 at 100.00 N/R 1,200,600
100 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call N/R 105,935
500 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R 545,685
1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R 1,027,790
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/47, 144A
10/27 at 100.00 Ba2 110,817
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/39, 144A
10/27 at 100.00 Ba2 112,115
Central Florida Expressway Authority, Revenue Bonds,
Refunding Senior Lien Series 2021:
195 4.000%, 7/01/37 - AGM Insured 7/31 at 100.00 AA 238,066
600 4.000%, 7/01/38 - AGM Insured 7/31 at 100.00 AA 729,942
530 4.000%, 7/01/39 - AGM Insured 7/31 at 100.00 AA 642,381
250 Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 268,510

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,500 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R $ 1,659,120
150 Copperspring Community Development District, Pasco County, Florida,
Special Assessment Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 N/R 162,044
1,000 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.100%, 5/01/48,
144A
5/28 at 100.00 N/R 1,105,550
500 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%, 5/01/51
5/30 at 100.00 N/R 526,995
1,000 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series
2020A, 4.000%, 8/15/45 - AGM Insured, (UB) (4)
2/30 at 100.00 A2 1,171,740
285 Fiddlers Creek Community Development District 2, Collier County,
Florida, Special Assessment Revenue Bonds, Refunding Series 2019,
5.000%, 5/01/35
5/29 at 100.00 N/R 335,770
100 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A,
4.750%, 7/15/36, 144A
7/26 at 100.00 N/R 107,932
1,250 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%,
6/15/40, 144A
6/27 at 100.00 BBB 1,445,625
500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2012A, 6.125%, 6/15/43, 144A
6/22 at 100.00 N/R 508,445
100 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/40, 144A
9/27 at 100.00 N/R 111,730
500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, River City Science Academy Projects, Series 2021A,
4.000%, 7/01/55
7/28 at 100.00 Baa3 540,955
1,510 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, 5.000%,
5/01/29, (AMT), 144A
5/22 at 105.00 N/R 1,599,649
12,320 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 13,455,165
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project , Series 2019A:
1,150 6.250%, 1/01/49, (AMT), (Mandatory Put 1/1/2024), 144A 1/22 at 102.00 N/R 1,173,207
10,100 6.375%, 1/01/49, (AMT), (Mandatory Put 1/1/2026), 144A 1/22 at 103.00 N/R 10,342,501
2,120 6.500%, 1/01/49, (AMT), (Mandatory Put 1/1/2029), 144A 1/22 at 103.00 N/R 2,167,848
Florida Development Finance Corporation, Healthcare
Facilties Revenue Bonds, Lakeland Regional Health
Systems, Series 2021:
1,585 4.000%, 11/15/35 11/31 at 100.00 A2 1,926,868
1,390 4.000%, 11/15/38 11/31 at 100.00 A2 1,670,947
1,255 4.000%, 11/15/39 11/31 at 100.00 A2 1,502,875
1,100 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1, 5.000%, 6/01/48, 144A
6/28 at 100.00 N/R 1,267,508
1,000 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/23 at 100.00 N/R 1,043,860

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 500 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 N/R $ 568,785
6,875 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 3.500%, 8/01/55, (UB) (4)
2/31 at 100.00 Baa1 7,447,688
1,500 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/45
11/29 at 100.00 A- 1,715,955
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 A1 2,484,600
JEA, Florida, Water and Sewer System Revenue Bonds,
Series 2021A:
435 4.000%, 10/01/39 10/31 at 100.00 Aa3 532,557
2,140 3.000%, 10/01/40 10/31 at 100.00 Aa3 2,367,097
1,440 3.000%, 10/01/41 10/31 at 100.00 Aa3 1,588,795
175 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%,
5/01/36
5/26 at 100.00 N/R 191,114
1,000 Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51
5/30 at 100.00 N/R 1,048,050
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Series 2021B:
1,535 4.000%, 11/15/46 11/31 at 100.00 Baa1 1,796,733
5,675 3.000%, 11/15/51 11/31 at 100.00 Baa1 5,921,805
2,080 4.000%, 11/15/51 11/31 at 100.00 Baa1 2,412,405
100 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.875%, 7/01/37, 144A
7/27 at 100.00 N/R 110,301
2,500 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BBB+ 2,741,150
1,670 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2020A, 4.000%, 10/01/39
10/30 at 100.00 A- 1,980,019
Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2021A-2:
7,000 3.000%, 10/01/45 - AGM Insured 10/31 at 100.00 A3 7,556,990
13,705 3.000%, 10/01/50 - AGM Insured 10/31 at 100.00 N/R 14,714,373
2,845 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42
No Opt. Call N/R 1,631,494
1,195 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/40
4/31 at 100.00 A+ 1,310,497
145 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
1/22 at 100.00 N/R 145,231
1,500 Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,568,895
Miramar, Florida, Special Obligation Revenue Bonds,
Taxable Refunding Series 2021:
3,255 2.343%, 10/01/33 10/31 at 100.00 AA- 3,264,895
1,765 2.443%, 10/01/34 10/31 at 100.00 AA- 1,773,348
2,395 2.543%, 10/01/35 10/31 at 100.00 AA- 2,409,131
2,590 2.743%, 10/01/37 10/31 at 100.00 AA- 2,607,120
1,000 2.793%, 10/01/38 10/31 at 100.00 AA- 1,007,410
160 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.500%, 5/01/40
5/29 at 100.00 N/R 174,206

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2021,
4.000%, 8/01/51
8/31 at 100.00 N/R $ 1,060,420
250 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56 (WI/DD, Settling 3/03/22)
6/27 at 103.00 N/R 260,583
100 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019,
5.000%, 7/01/29
No Opt. Call N/R 113,025
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
890 4.000%, 9/01/51 9/27 at 103.00 N/R 982,702
1,530 4.000%, 9/01/56 9/27 at 103.00 N/R 1,680,782
420 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2021, 2.850%, 5/01/31
No Opt. Call N/R 420,823
165 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%,
5/01/50
5/29 at 100.00 N/R 180,825
Sarasota National Community Development District,
Florida, Special Assessment Bonds, Refunding Series 2020:
1,000 3.500%, 5/01/31 5/30 at 100.00 N/R 1,077,290
1,135 4.000%, 5/01/39 5/30 at 100.00 N/R 1,231,963
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 N/R 538,660
1,560 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.750%, 11/15/54
11/26 at 103.00 N/R 1,743,955
500 Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019, 5.250%,
5/01/49
5/29 at 100.00 N/R 565,875
750 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 2 Project 2021, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 781,403
300 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R 302,202
Tampa, Florida, Capital Improvement Cigarette Tax
Allocation Bonds, H. Lee Moffitt Cancer Center Project,
Series 2020A:
3,305 0.000%, 9/01/45 9/30 at 54.56 A+ 1,455,125
4,644 0.000%, 9/01/49 9/30 at 46.08 A+ 1,713,079
3,790 0.000%, 9/01/53 9/30 at 38.62 A+ 1,163,303
205 Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and
Research Institute, Series 2020B, 4.000%, 7/01/39
7/30 at 100.00 A- 240,104
2,000 Tampa-Hillsborough County Expressway Authority, Florida, Revenue
Bonds, Refunding Series 2017B, 4.000%, 7/01/42
7/28 at 100.00 A2 2,285,700
1,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R 999,980
500 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R 548,095
1,420 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 3.000%, 5/01/41
5/31 at 100.00 N/R 1,421,108

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019A:
$ 100 4.625%, 5/01/39 5/29 at 100.00 N/R $ 110,341
200 4.750%, 5/01/50 5/29 at 100.00 N/R 218,242
90 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.625%, 5/01/39
5/29 at 100.00 N/R 99,385
700 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-1, 4.500%, 5/01/51
5/30 at 100.00 N/R 743,386
163,399 Total Florida 165,154,156
Georgia - 2.0%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
1,500 6.750%, 1/01/35 1/28 at 100.00 N/R 1,092,510
500 7.000%, 1/01/40 1/28 at 100.00 N/R 358,920
1,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT)
7/29 at 100.00 A+ 1,153,780
5,000 Atlanta, Georgia, General Obligation Bonds, Taxable Refunding Series
2021C, 2.388%, 12/01/34
12/31 at 100.00 N/R 5,027,450
Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia
Health Services Inc., Series 2021A:
4,000 3.000%, 2/15/51 2/31 at 100.00 N/R 4,142,320
7,500 4.000%, 2/15/51 2/31 at 100.00 A 8,676,600
7,000 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB- 7,955,780
200 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/36
7/28 at 100.00 BBB+ 244,448
1,500 Municipal Electric Authority of Georgia, General Resolution Projects
Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29
1/28 at 100.00 A- 1,836,600
1,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2016A, 5.000%, 1/01/28
7/26 at 100.00 BBB+ 1,769,040
29,700 Total Georgia 32,257,448
Guam - 0.5%
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/27
11/25 at 100.00 BB 1,147,980
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2021F. Forward Delivery:
185 5.000%, 1/01/30 No Opt. Call Ba1 230,776
185 5.000%, 1/01/31 No Opt. Call Ba1 235,886
435 4.000%, 1/01/36 1/31 at 100.00 Ba1 502,173
420 4.000%, 1/01/42 1/31 at 100.00 Ba1 474,457
1,700 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/35
5/31 at 100.00 Ba1 2,152,727
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2021A:
610 2.699%, 10/01/26 No Opt. Call Baa2 609,994
550 3.189%, 10/01/29 No Opt. Call Baa2 552,690
600 3.339%, 10/01/30 No Opt. Call Baa2 606,810
620 3.489%, 10/01/31 No Opt. Call Baa2 631,582
490 3.839%, 10/01/36 10/31 at 100.00 Baa2 503,014

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam (continued)
$ 85 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 BB- $ 98,356
6,880 Total Guam 7,746,445
Idaho - 0.4%
1,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/36
9/28 at 100.00 A- 1,234,820
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2021A:
2,010 4.000%, 3/01/46 3/32 at 100.00 N/R 2,363,921
2,000 3.000%, 3/01/51 3/32 at 100.00 N/R 2,080,140
Idaho Housing and Finance Association, Grant and
Revenue Anticipation Bonds, Federal Highway Trust Funds,
Series 2021A:
645 4.000%, 7/15/38 7/31 at 100.00 A2 777,605
500 4.000%, 7/15/39 7/31 at 100.00 A2 599,090
6,155 Total Idaho 7,055,576
Illinois - 6.1%
500 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R 530,985
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 1,207,950
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 BB 1,477,017
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B:
1,000 5.000%, 12/01/34 12/22 at 100.00 Ba3 1,034,460
1,000 4.000%, 12/01/35 12/22 at 100.00 Ba3 1,022,820
3,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 BB 3,879,233
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB 1,183,520
900 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Capital Improvement Green Series 2021A,
4.000%, 12/01/46
12/31 at 100.00 N/R 1,081,746
2,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/31
12/26 at 100.00 AA 2,402,780
780 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/55, (UB) (4)
12/29 at 100.00 A+ 952,942
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA 5,605,750
7,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49, (UB) (4)
12/24 at 100.00 AA 8,408,625
100 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28,
144A
1/23 at 100.00 N/R 102,516
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2016C, 5.000%, 1/01/32
1/26 at 100.00 A 1,163,680
3,830 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/47
1/27 at 100.00 A 4,536,673
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016G, 5.000%, 1/01/52
1/27 at 100.00 A 1,176,700
2,000 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30
No Opt. Call BBB- 2,478,940

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A:
$ 1,825 5.000%, 11/15/31 11/30 at 100.00 A2 $ 2,392,538
1,200 5.000%, 11/15/32 11/30 at 100.00 A2 1,568,640
1,175 5.000%, 11/15/33 11/30 at 100.00 A2 1,532,271
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2021A:
180 4.000%, 11/15/39 11/30 at 100.00 AA- 212,551
485 4.000%, 11/15/40 11/30 at 100.00 AA- 570,884
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A3 5,722,200
485 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A, 5.750%,
12/01/35, 144A
12/25 at 100.00 N/R 548,545
1,025 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020, 4.000%, 10/01/50
10/30 at 100.00 BBB+ 1,158,998
6,810 Illinois Finance Authority, Local Government Program Revenue Bonds,
Maine Township High School District Number 207 Project, Series 2019,
4.000%, 12/01/36
12/29 at 100.00 Aa1 8,122,151
250 Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc.,
Series 2021, 4.000%, 10/01/42, 144A
10/31 at 100.00 BB+ 278,793
875 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R 964,477
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
225 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) (4) 10/25 at 100.00 N/R (7) 262,301
25 5.000%, 10/01/46, (UB) (4) 10/25 at 100.00 AA- 28,664
4,400 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-4, 7.100%, 7/01/35
No Opt. Call BBB- 5,679,300
6,195 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-5, 7.350%, 7/01/35
No Opt. Call BBB- 7,802,664
5,000 Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35
No Opt. Call BBB- 6,152,900
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2022A:
855 0.000%, 12/15/35 (WI/DD, Settling 3/17/22) 12/31 at 90.33 BB+ 608,803
1,715 0.000%, 6/15/36 (WI/DD, Settling 3/17/22) 12/31 at 89.03 BB+ 1,198,974
1,715 0.000%, 6/15/37 (WI/DD, Settling 3/17/22) 12/31 at 86.57 BB+ 1,156,956
2,145 0.000%, 12/15/38 (WI/DD, Settling 3/17/22) 12/31 at 82.94 BB+ 1,377,991
2,055 0.000%, 6/15/39 (WI/DD, Settling 3/17/22) 12/31 at 81.66 BB+ 1,295,266
2,000 0.000%, 6/15/40 (WI/DD, Settling 3/17/22) 12/31 at 79.15 BB+ 1,216,960
855 0.000%, 6/15/41 (WI/DD, Settling 3/17/22) 12/31 at 76.71 BB+ 502,312
730 0.000%, 12/15/41 (WI/DD, Settling 3/17/22) 12/31 at 75.58 BB+ 422,517
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 - BAM
Insured
No Opt. Call AA 660,195
2,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37 -
NPFG Insured
No Opt. Call BB+ 1,696,675
430 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R 446,318

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
$ 2,500 5.000%, 1/01/29 No Opt. Call AA- $ 3,151,025
3,000 5.000%, 1/01/30 No Opt. Call AA- 3,858,750
90,350 Total Illinois 98,836,956
Indiana - 1.0%
1,420 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 1,552,756
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa1 1,102,020
110 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
8/22 at 100.00 B- 112,132
1,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 B- 1,313,320
490 Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters'
Hospital and Health Services, Series 2010, 5.125%, 8/15/27
1/22 at 100.00 Baa2 491,627
3,250 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013A, 5.250%, 1/01/51, (Pre-
refunded 7/01/23), (AMT)
7/23 at 100.00 BBB+ (7) 3,479,970
2,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 A+ 2,235,600
2,500 Indiana Health and Educational Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46
11/26 at 100.00 Aa2 2,956,325
1,770 Northern Indiana Commuter Transportation District, Inidiana, Limited
Obligation Revenue Bonds, Series 2016, 5.000%, 7/01/35
7/26 at 100.00 AA- 2,092,334
13,540 Total Indiana 15,336,084
Iowa - 0.2%
1,000 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint
Health,  Series 2016E, 4.000%, 8/15/46
2/26 at 100.00 A1 1,096,050
1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 Ba2 1,017,360
1,250 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/1/2033)
12/22 at 103.00 BB- 1,330,412
3,250 Total Iowa 3,443,822
Kansas - 0.3%
990 Kansas Independent College Finance Authority, Educational Facilities
Revenue Bonds, Ottawa University Project, Series 2015, 7.000%,
6/01/45, 144A
6/22 at 103.00 N/R 1,035,708
Overland Park Development Corporation, Kansas,
Revenue Bonds, Convention Center Hotel, Refunding &
improvement Series 2019:
1,680 5.000%, 3/01/25 No Opt. Call BB- 1,770,250
1,500 5.000%, 3/01/44 3/29 at 100.00 BB- 1,604,010
500 5.000%, 3/01/49 3/29 at 100.00 BB- 532,895
4,670 Total Kansas 4,942,863

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky - 0.9%
$ 60 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 4.000%, 2/01/35
2/30 at 100.00 BBB- $ 68,948
1,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R 1,060,790
3,255 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A 3,362,480
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured, (UB) (4)
12/27 at 100.00 A2 1,222,960
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
1,500 5.000%, 7/01/27 7/25 at 100.00 Baa2 1,694,595
1,000 5.000%, 7/01/30 7/25 at 100.00 Baa2 1,121,950
2,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2016A, 5.000%, 9/01/36 - NPFG Insured
9/26 at 100.00 Baa1 2,982,200
1,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 122, Series 2019A, 4.000%, 11/01/34
11/28 at 100.00 A1 1,178,980
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 1,031,180
12,315 Total Kentucky 13,724,083
Louisiana - 2.0%
2,785 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019,
5.000%, 12/01/34
12/29 at 100.00 BB 3,373,415
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51
6/31 at 100.00 N/R 1,047,120
270 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 297,365
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 N/R 1,260,791
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Series 2020A:
5,355 3.000%, 5/15/47, (UB) (4) 5/30 at 100.00 A3 5,717,533
2,145 4.000%, 5/15/49, (UB) (4) 5/30 at 100.00 A3 2,474,644
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 N/R 516,235
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Taxable Refunding Series 2021:
2,000 2.839%, 6/01/41 - AGM Insured 6/31 at 100.00 BBB+ 1,975,280
1,500 2.939%, 6/01/45 - AGM Insured 6/31 at 100.00 BBB+ 1,472,310
2,160 New Orleans, Louisiana, Water Revenue Bonds, Taxable Refunding Series
2021, 2.889%, 12/01/41 - AGM Insured
12/31 at 100.00 BBB+ 2,164,298
4,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/1/2030), 144A
No Opt. Call BB- 5,277,880
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 660,280
725 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 957,406

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/1/2030),
144A
No Opt. Call BB- $ 1,319,470
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/1/2025), 144A
No Opt. Call BB- 1,138,260
1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/1/2026)
No Opt. Call BBB- 1,045,380
780 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding Series
2021, 4.000%, 2/01/39
2/31 at 100.00 N/R 915,587
27,870 Total Louisiana 31,613,254
Maryland - 1.5%
2,840 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC 3,029,030
200 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R 235,040
145 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 171,526
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
205 4.000%, 8/01/37, (AMT) 8/31 at 100.00 A 244,791
230 4.000%, 8/01/38, (AMT) 8/31 at 100.00 A 274,121
275 4.000%, 8/01/39, (AMT) 8/31 at 100.00 A 327,060
685 4.000%, 8/01/40, (AMT) 8/31 at 100.00 A 813,225
685 4.000%, 8/01/41, (AMT) 8/31 at 100.00 A 811,266
7,970 Maryland Economic Development Corporation, Federal Lease Revenue
Bonds, SSA Baltimore Project, Taxable Series 2021, 3.997%, 4/01/34
1/34 at 100.00 Baa3 8,472,668
1,000 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
1/22 at 100.00 BB- 1,010,450
500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%,
12/01/31 (5)
1/22 at 100.00 N/R 300,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (5)
1/22 at 100.00 N/R 600,000
5,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2020A, 5.000%,
5/01/50
No Opt. Call AA- 7,503,000
20,735 Total Maryland 23,792,177
Massachusetts - 1.8%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
165 5.000%, 10/01/47, 144A 10/22 at 105.00 BB+ 178,156
1,000 5.000%, 10/01/57, 144A 10/22 at 105.00 BB+ 1,079,330
185 Massachusetts Development Finance Agency, Revenue Bonds, Beth
Israel Lahey Health Issue, Series 2019K, 5.000%, 7/01/31
7/29 at 100.00 A3 232,787

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 2,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 $ 2,317,900
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2021B:
15,000 3.000%, 4/01/48 4/31 at 100.00 N/R 16,216,350
4,280 3.000%, 4/01/49 4/31 at 100.00 AA 4,622,314
3,085 Worcester, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2021, 5.000%, 2/15/28
No Opt. Call AA- 3,850,728
25,715 Total Massachusetts 28,497,565
Michigan - 1.2%
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
1/22 at 100.00 N/R 4,773,550
Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2021:
350 5.000%, 1/01/46, (AMT) 1/32 at 100.00 N/R 458,766
475 5.000%, 1/01/51, (AMT) 1/32 at 100.00 N/R 619,519
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 A 12,381,700
10,645 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R 1,435,159
26,470 Total Michigan 19,668,694
Minnesota - 0.7%
1,400 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 N/R 1,496,026
50 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin
Cities International Schools Project, Series 2017A, 5.000%, 12/01/47,
144A
12/27 at 100.00 N/R 55,148
3,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.125%, 7/01/48
7/23 at 100.00 BB+ 3,153,720
2,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A, 5.000%, 11/15/44
11/25 at 100.00 A3 2,285,060
1,135 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 Baa1 1,259,351
30 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 N/R 27,002
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2016A, 5.750%, 7/01/47, 144A
7/26 at 100.00 N/R 1,087,990
250 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+ 290,557
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter
School Project, Series 2021A, 3.000%, 6/01/31, 144A
6/29 at 102.00 N/R 987,850
840 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A3 1,002,742
10,705 Total Minnesota 11,645,446

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi - 0.2%
$ 1,000 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/2039), 144A
10/26 at 100.00 N/R $ 954,650
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A- 1,151,520
1,140 University of Mississippi Educational Building Corporation, Revenue
Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%,
10/01/34
10/29 at 100.00 Aa2 1,240,765
3,140 Total Mississippi 3,346,935
Missouri - 0.8%
1,075 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 N/R 1,092,662
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021:
100 4.000%, 3/01/41 3/31 at 100.00 Ba1 114,350
315 3.000%, 3/01/46 3/31 at 100.00 Ba1 324,453
85 4.000%, 3/01/46 3/31 at 100.00 Ba1 96,202
4,940 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 3.000%, 6/01/53, (UB) (4)
6/30 at 100.00 A+ 5,179,936
1,045 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+ 1,103,001
1,295 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+ 1,373,944
3,155 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/45 - AGM Insured, (UB) (4)
10/30 at 100.00 A2 3,926,965
12,010 Total Missouri 13,211,513
Nevada - 0.8%
2,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2019B, 3.000%, 6/15/36 - AGM Insured
6/29 at 100.00 A1 2,172,980
4,000 Clark County, Nevada, General Obligation Bonds, Las Vegas Convention
& Visitors Authority Convention Center Expansion, Limited Tax Series
2019C, 3.000%, 7/01/38
7/29 at 100.00 AA+ 4,376,440
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 2,147,500
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
220 5.875%, 12/15/27, (AMT), 144A 2021 2021 No Opt. Call N/R 246,917
165 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 177,510
1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R 1,009,120
225 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB 248,330

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A,
Series 2019:
$ 175 4.000%, 6/01/39 6/29 at 100.00 N/R $ 192,052
740 4.000%, 6/01/49 6/29 at 100.00 N/R 799,230
100 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/47, 144A
7/25 at 100.00 BB+ 109,925
815 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49
12/28 at 100.00 N/R 904,992
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
30 2.500%, 6/15/24, 144A No Opt. Call Ba2 30,452
80 2.750%, 6/15/28, 144A No Opt. Call Ba2 82,995
11,550 Total Nevada 12,498,443
New Hampshire - 0.4%
1,718 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB 2,047,243
1,000 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
7/23 at 100.00 B 1,040,540
865 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/2/2040), 144A
7/25 at 100.00 B 907,991
1,450 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45,
(AMT), (Mandatory Put 7/2/2040), 144A
7/25 at 100.00 B 1,527,633
50 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%,
8/01/34
2/28 at 100.00 A 61,204
5,083 Total New Hampshire 5,584,611
New Jersey - 2.2%
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Series 2018A:
3,500 5.000%, 1/01/39 1/29 at 100.00 A+ 4,350,920
735 5.000%, 1/01/40 1/29 at 100.00 A+ 912,480
445 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.125%,
7/01/29
7/27 at 100.00 BB+ 450,607
New Jersey Health Care Facilities Authority, Revenue
Bonds, Atlanticare Health System Obligated Group Issue,
Series 2021:
2,000 3.000%, 7/01/39 7/31 at 100.00 AA- 2,169,440
1,790 3.000%, 7/01/51 7/31 at 100.00 AA- 1,899,512
12,620 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 3.000%, 7/01/51
7/31 at 100.00 N/R 13,503,400
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Forward Delivery Series
2022A:
710 4.000%, 6/15/38 (WI/DD, Settling 4/27/22) 6/32 at 100.00 BBB 828,712
890 4.000%, 6/15/39 (WI/DD, Settling 4/27/22) 6/32 at 100.00 BBB 1,035,738
800 4.000%, 6/15/40 (WI/DD, Settling 4/27/22) 6/32 at 100.00 BBB 928,656
735 4.000%, 6/15/41 (WI/DD, Settling 4/27/22) 6/32 at 100.00 BBB 850,564
600 4.000%, 6/15/42 (WI/DD, Settling 4/27/22) 6/32 at 100.00 BBB 692,088

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 4,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 BBB $ 4,409,800
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/50
12/28 at 100.00 BBB 1,199,190
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2021A:
1,030 4.000%, 6/15/34 6/31 at 100.00 BBB 1,223,558
420 4.000%, 6/15/35 6/31 at 100.00 BBB 496,814
485 4.000%, 6/15/36 6/31 at 100.00 BBB 572,377
31,760 Total New Jersey 35,523,856
New Mexico - 0.1%
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 1,028,230
New York - 14.9%
2,000 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/33
No Opt. Call Ba1 1,513,820
2,015 Build New York City Resource Corporation, New York, Revenue Bonds,
Children's Aid Society Project, Series 2015. BUILD NYC CHILDRENS
AID SOCIETY, 5.000%, 7/01/40
7/25 at 100.00 A+ 2,279,993
325 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/31
No Opt. Call N/R 361,033
2,160 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 2,428,596
3,445 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R 3,571,294
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 1,075,060
3,490 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 3,682,299
1,000 Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series
2021A, 5.000%, 6/15/51, 144A
6/31 at 100.00 N/R 1,177,860
Dormitory Authority of the State of New York, General
Revenue Bonds, New York University, Series 2021A:
5,705 2.018%, 7/01/28 No Opt. Call N/R 5,706,769
4,750 2.084%, 7/01/29 No Opt. Call N/R 4,745,345
Dormitory Authority of the State of New York, Revenue
Bonds, State University Dormitory Facilities, Series 2021A:
7,445 2.284%, 7/01/30 No Opt. Call N/R 7,513,568
2,485 2.384%, 7/01/31 No Opt. Call N/R 2,509,204
2,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/39
2/30 at 100.00 Aa2 2,949,625
7,780 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020A. Bidding Group 1 thru
5, 3.000%, 3/15/38
9/30 at 100.00 Aa2 8,470,242
525 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding
Series 2020B, 4.760%, 2/01/27
No Opt. Call N/R 549,444

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
$ 2,000 4.450%, 2/01/41 2/30 at 100.00 A2 $ 2,078,320
1,000 4.600%, 2/01/51 2/30 at 100.00 A2 1,035,430
1,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call BBB+ 1,486,850
800 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2021, 3.000%, 9/01/40
9/31 at 100.00 N/R 869,432
12,310 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%,
11/15/40
5/30 at 100.00 BBB+ 14,113,661
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%,
11/15/50, (UB) (4)
5/30 at 100.00 BBB+ 1,215,370
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%,
11/15/50
5/30 at 100.00 BBB+ 6,076,850
400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 N/R 445,696
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
600 3.000%, 1/01/35 - AGM Insured 1/31 at 100.00 BBB 651,216
1,250 3.000%, 1/01/36 - AGM Insured 1/31 at 100.00 BBB 1,350,700
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
3,500 4.000%, 3/01/45 9/30 at 100.00 Baa1 3,978,555
1,190 3.000%, 3/01/49 - AGM Insured, (UB) (4) 9/30 at 100.00 BBB+ 1,252,582
2,725 3.000%, 3/01/49 9/30 at 100.00 Baa1 2,827,079
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2022 Series BB-1:
6,470 3.000%, 6/15/44 12/31 at 100.00 N/R 7,014,192
12,000 4.000%, 6/15/45 12/31 at 100.00 N/R 14,415,360
585 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2022 Subseries S-1A, 4.000%, 7/15/40
7/31 at 100.00 Aa3 703,100
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 Aa3 2,316,940
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2022
Subseries B-1:
5,785 4.000%, 8/01/45 8/31 at 100.00 Aa1 6,886,985
2,930 4.000%, 8/01/48 8/31 at 100.00 Aa1 3,473,954
1,400 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Lincoln Center for the Performing Arts, Series 2020A, 4.000%, 12/01/33
12/30 at 100.00 A3 1,696,058
1,500 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/37, (UB) (4)
8/26 at 100.00 AA- 1,774,290
1,200 New York City, New York, General Obligation Bonds, Fiscal 2019 Series
D-1, 5.000%, 12/01/40
12/28 at 100.00 AA- 1,499,016
1,405 New York City, New York, General Obligation Bonds, Fiscal 2021 Series D,
2.223%, 8/01/35
No Opt. Call AA- 1,332,909
1,120 New York City, New York, General Obligation Bonds, Fiscal 2021 Series E,
1.623%, 8/01/28
No Opt. Call AA- 1,104,387

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R $ 2,192,500
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
10,740 3.000%, 2/15/42 2/30 at 100.00 N/R 11,375,915
5,430 4.000%, 2/15/43 2/30 at 100.00 N/R 6,344,521
3,635 2.750%, 2/15/44 2/30 at 100.00 N/R 3,645,323
New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, 2010 Master Financing
Program, Green Series 2021B:
300 4.000%, 8/15/46 2/32 at 100.00 N/R 363,585
450 4.000%, 8/15/51 2/32 at 100.00 N/R 543,955
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Series 2021A-1:
10,000 4.000%, 3/15/43 3/31 at 100.00 N/R 11,854,100
2,500 4.000%, 3/15/54 3/31 at 100.00 AA+ 2,922,775
2,500 4.000%, 3/15/55 3/31 at 100.00 N/R 2,920,475
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
11,700 4.000%, 3/15/42 9/30 at 100.00 Aa2 13,847,184
6,230 5.000%, 3/15/50 9/30 at 100.00 N/R 7,898,456
1,155 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Series 2021A, 4.000%, 3/15/44
9/31 at 100.00 N/R 1,381,230
4,045 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2021A, 4.000%, 3/15/45
9/31 at 100.00 N/R 4,824,512
2,500 New York State, General Obligation Bonds, Taxable Refunding Series
2019B, 2.700%, 2/15/31
2/29 at 100.00 Aa2 2,609,700
180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB- 210,274
755 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 Baa3 829,987
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Refunding
Series 2016:
3,060 5.000%, 8/01/26, (AMT) 1/22 at 100.00 B- 3,088,458
2,500 5.000%, 8/01/31, (AMT) 1/22 at 100.00 B- 2,523,250
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Series 2020:
1,050 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B- 1,256,367
555 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B- 700,421
615 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B 637,804
100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020A, 4.000%, 12/01/41, (AMT)
12/30 at 100.00 BBB 114,779
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020C, 4.000%, 12/01/40
12/30 at 100.00 BBB 1,162,720

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 55 New York Transportation Development Corporation, New York, Special
Facility Revenue Refunding Bonds, Terminal One Group Association,
L.P. Project, Series 2015, 5.000%, 1/01/22, (AMT)
No Opt. Call Baa3 $ 55,000
1,320 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call BB+ 1,544,809
1,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36, (AMT)
4/27 at 100.00 A+ 1,193,080
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021:
2,250 4.000%, 7/15/41, (AMT) 7/31 at 100.00 A+ 2,647,980
3,000 5.000%, 7/15/56, (AMT) 7/31 at 100.00 A+ 3,759,810
615 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 124,002
4,525 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28
- SYNCORA GTY Insured, 144A
No Opt. Call CC 4,534,367
2,225 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 5.000%, 5/15/51
11/31 at 100.00 N/R 2,896,305
4,375 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 3.000%, 5/15/51
11/31 at 100.00 N/R 4,651,938
4,360 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 5,613,849
2,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R 2,198,680
160 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/39
10/29 at 100.00 N/R 187,622
214,680 Total New York 240,788,817
North Carolina - 0.5%
2,500 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 10/01/40
10/26 at 100.00 AA+ 2,954,500
415 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/41
9/28 at 103.00 BBB 474,581
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding  Series 2018:
1,000 5.000%, 1/01/32 - AGM Insured 1/29 at 100.00 BBB 1,258,450
1,000 5.000%, 1/01/33 - AGM Insured 1/29 at 100.00 BBB 1,256,410
1,305 5.000%, 1/01/34 - AGM Insured 1/29 at 100.00 BBB 1,637,462
6,220 Total North Carolina 7,581,403
Ohio - 2.2%
Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
Obligated Group, Refunding Series 2020:
175 4.000%, 11/15/35, (UB) (4) 11/30 at 100.00 Baa2 205,870
1,400 3.000%, 11/15/40, (UB) (4) 11/30 at 100.00 BBB+ 1,459,080
5,255 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 870,491
3,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 3,375,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 8,810 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R $ 10,238,277
Butler County Port Authority, Ohio, Public Infrastructure
Revenue Bonds, Liberty Center Project, Liberty Community
Authority, Series 2014C:
1,000 5.750%, 12/01/34 12/22 at 100.00 N/R 1,008,470
1,000 6.000%, 12/01/43 12/22 at 100.00 N/R 1,008,540
2,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Series 2016, 5.000%, 11/15/45
11/26 at 100.00 A3 2,365,060
Cleveland, Ohio, General Obligation Bonds, Various
Purpose Refunding Series 2021A:
515 3.000%, 12/01/32 6/30 at 100.00 A1 577,207
515 3.000%, 12/01/33 6/30 at 100.00 A1 574,096
645 3.000%, 12/01/34 6/30 at 100.00 A1 714,828
275 3.000%, 12/01/35 6/30 at 100.00 A1 304,370
1,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 1,101,910
300 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 375
4,250 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 4,978,110
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/2021)
No Opt. Call N/R 1,002,970
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008B, 3.625%, 10/01/33 (5)
No Opt. Call N/R 1,250
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32 (5)
No Opt. Call N/R 3,750
1,025 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel
Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24, (AMT)
2/22 at 100.00 CCC+ 1,028,659
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/1/2029)
No Opt. Call Baa2 1,098,230
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 898,898
3,085 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (5)
No Opt. Call N/R 3,856
2,765 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 3,456
1,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2010B, 4.375%, 6/01/33, (Mandatory Put 6/1/2022)
No Opt. Call N/R 1,011,410
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 1,149,750

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R $ 1,180,080
46,765 Total Ohio 36,164,593
Oklahoma - 0.2%
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
1,500 5.500%, 8/15/52 8/28 at 100.00 BB+ 1,854,105
500 5.500%, 8/15/57 8/28 at 100.00 BB+ 616,980
2,000 Total Oklahoma 2,471,085
Oregon - 0.4%
415 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+ 517,517
5,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Taxable Refunding Senior Lien Series 2020B, 1.330%, 11/15/28
No Opt. Call Aa1 4,874,850
250 Oregon State, General Obligation Bonds, Article XI-Q State Projects,
Taxable Various Series 2021B, 1.528%, 5/01/28
No Opt. Call AA+ 249,068
5,665 Total Oregon 5,641,435
Pennsylvania - 5.2%
980 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 1,220,257
180 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 211,658
175 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Lien, Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 N/R 206,232
1,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 1,139,940
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47, (Mandatory Put 4/1/2021)
4/31 at 100.00 N/R 2,114,480
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB 1,850,865
240 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B,
5.000%, 7/01/31
7/29 at 100.00 A 306,509
200 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%,
6/01/22
No Opt. Call Ba3 202,940
385 Lehigh County Industrial Development Authority, Charter School
Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/51
5/30 at 100.00 BB 409,948
690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 745,593
690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 745,593

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,450 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R $ 1,444,331
1,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38
9/25 at 100.00 CCC 776,210
Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B:
995 0.000%, 1/01/45 - BAM Insured No Opt. Call A2 551,558
945 0.000%, 1/01/46 - BAM Insured No Opt. Call A2 507,399
1,025 0.000%, 1/01/47 - BAM Insured No Opt. Call A2 533,174
Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015:
2,500 5.000%, 12/31/34, (AMT) 6/26 at 100.00 BBB 2,936,700
3,000 5.000%, 12/31/38, (AMT) 6/26 at 100.00 BBB 3,512,670
2,375 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2017, 5.000%, 5/01/33
11/27 at 100.00 A- 2,889,140
5,000 Pennsylvania State, General Obligation Bonds, First Series 2021, 3.000%,
5/15/34
5/31 at 100.00 A+ 5,564,050
23,900 Pennsylvania State, General Obligation Bonds, Taxable Refunding First
Series 2021, 1.950%, 8/01/30
No Opt. Call A+ 23,608,420
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2021A:
1,110 4.000%, 12/01/38 12/31 at 100.00 A3 1,327,482
1,250 4.000%, 12/01/39 12/31 at 100.00 A3 1,491,663
1,390 4.000%, 12/01/40 12/31 at 100.00 A3 1,654,295
1,470 4.000%, 12/01/41 12/31 at 100.00 A3 1,745,169
1,665 4.000%, 12/01/42 12/31 at 100.00 A3 1,968,030
850 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/56
6/31 at 100.00 BB 917,031
500 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+ 576,625
1,500 Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38
5/28 at 100.00 A- 1,828,905
550 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%,
6/15/50, 144A
12/27 at 100.00 N/R 591,316
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B:
500 6.875%, 12/15/35, 144A 12/27 at 100.00 N/R 535,505
500 7.125%, 12/15/44, 144A 12/27 at 100.00 N/R 533,585
1,560 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017, 5.000%, 7/01/32
7/27 at 100.00 Ba1 1,866,197
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Series 2021A:
3,335 4.000%, 9/01/39 9/31 at 100.00 N/R 3,961,613
2,335 4.000%, 9/01/40 9/31 at 100.00 N/R 2,768,749
3,335 4.000%, 9/01/41 9/31 at 100.00 N/R 3,944,905
2,235 4.000%, 9/01/46 9/31 at 100.00 N/R 2,615,308

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
State Public School Building Authority, Pennsylvania,
College Revenue Bonds, Allegheny County Community
College, Series 2020:
$ 1,215 4.000%, 3/01/35 - BAM Insured 3/30 at 100.00 A3 $ 1,431,805
1,320 4.000%, 3/01/37 - BAM Insured 3/30 at 100.00 A3 1,548,650
1,425 4.000%, 3/01/39 - BAM Insured 3/30 at 100.00 A3 1,665,982
78,275 Total Pennsylvania 84,450,482
Puerto Rico - 5.0%
8,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 10,102,335
735 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 794,101
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
2,500 5.000%, 7/01/22 No Opt. Call CCC 2,555,975
1,000 5.750%, 7/01/37 7/22 at 100.00 CCC 1,026,070
1,300 5.250%, 7/01/42 7/22 at 100.00 CCC 1,330,706
30 6.000%, 7/01/47 7/22 at 100.00 CCC 30,815
3,570 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (5)
1/22 at 100.00 D 3,525,375
175 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/27 (5)
1/22 at 100.00 D 174,781
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 3.978%, 7/01/24 (5)
1/22 at 100.00 D 501,250
2,650 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 5.250%, 7/01/40 (5)
1/22 at 100.00 D 2,656,625
1,375 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 3.895%, 7/01/22 (5)
No Opt. Call N/R 1,326,875
100 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2013A, 4.123%, 7/01/43 (5)
7/23 at 100.00 D 102,875
2,265 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Build America Bond Series 2010EE, 4.044%, 7/01/32 (5)
1/22 at 100.00 D 2,233,856
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 3.990%, 7/01/28 (5)
1/22 at 100.00 D 981,250
4,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 4,072,360
4,030 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities
Revenue Bonds, Refunding Series 2004, 1.850%, 7/01/33 (5)
1/22 at 100.00 N/R 4,422,925
3,595 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities
Revenue Bonds, Series 2004I, 1.850%, 7/01/36 (5)
1/22 at 100.00 N/R 3,810,700
Puerto Rico Public Buildings Authority, Guaranteed
Government Facilities Revenue Bonds, Series 2007M2:
4,585 1.850%, 7/01/34 (5) 1/22 at 100.00 N/R 5,421,763
1 1.850%, 7/01/34 (5) 1/22 at 100.00 N/R 1,167
1,240 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities
Revenue Bonds, Series 2009Q, 1.850%, 7/01/39 (5)
1/22 at 100.00 N/R 1,379,500
3,520 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities
Revenue Bonds, Series 2011S, 1.730%, 7/01/41 (5)
1/22 at 100.00 N/R 3,898,400
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
16,720 0.000%, 7/01/46 7/28 at 41.38 N/R 5,702,691
5,000 0.000%, 7/01/51 7/28 at 30.01 N/R 1,231,300
6,000 5.000%, 7/01/58 7/28 at 100.00 N/R 6,960,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 19,000 Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35
(5)
1/22 at 100.00 N/R $ 16,910,000
93,391 Total Puerto Rico 81,153,995
South Carolina - 0.8%
450 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 3.875%, 5/01/41, 144A
5/29 at 100.00 N/R 452,547
250 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31
12/23 at 100.00 N/R 260,198
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 N/R 1,022,000
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School
Project, Series 2019A, 5.000%, 12/01/49, 144A
12/29 at 100.00 Baa3 1,131,160
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series
2018, 5.000%, 11/01/48
5/28 at 100.00 AA- 3,000,525
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
1/22 at 100.00 N/R 258,645
1,730 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014B, 5.000%, 12/01/34
6/24 at 100.00 A- 1,910,508
1,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A- 1,179,050
1,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48
12/23 at 100.00 A- 1,624,350
1,000 South Carolina State Ports Authority, Revenue Bonds, Series 2018,
5.000%, 7/01/29, (AMT)
7/28 at 100.00 A+ 1,232,200
10,680 Total South Carolina 12,071,183
South Dakota - 0.4%
1,150 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/51
8/31 at 100.00 BBB- 1,283,653
2,145 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc, Series 2020A, 3.000%, 9/01/45, (UB) (4)
9/30 at 100.00 A1 2,268,681
1,800 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50, (UB) (4)
9/30 at 100.00 A1 2,077,506
5,095 Total South Dakota 5,629,840
Tennessee - 0.8%
1,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series
2019, 5.000%, 11/15/37
2/29 at 100.00 A 1,222,810
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 N/R 941,740
100 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017A, 0.000%, 6/15/47, 144A (5)
6/27 at 100.00 N/R 60,000

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
$ 1,300 0.000%, 4/01/33 4/31 at 96.48 AA $ 1,043,432
1,350 0.000%, 4/01/34 4/31 at 94.48 AA 1,054,458
1,375 0.000%, 4/01/37 4/31 at 88.01 AA 981,310
1,425 0.000%, 4/01/39 4/31 at 83.61 AA 954,978
5,540 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/1/2031)
8/31 at 100.85 A2 7,124,274
13,090 Total Tennessee 13,383,002
Texas - 5.2%
1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R 1,103,100
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R 1,051,990
Austin, Texas, Rental Car Special Facility Revenue Bonds,
Taxable Refunding Series 2021:
500 1.027%, 11/15/26 - AGM Insured No Opt. Call A- 487,705
625 1.325%, 11/15/27 - AGM Insured No Opt. Call A- 611,269
500 1.710%, 11/15/29 - AGM Insured No Opt. Call A- 492,700
755 Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding
Combined Venue Tax Series 2021, 3.031%, 8/15/41 - AGM Insured
8/31 at 100.00 A- 748,265
Carrollton-Farmers Branch Independent School District,
Dallas County, Texas, General Obligation Bonds, School
Building Series 2021:
195 3.000%, 2/15/37 2/30 at 100.00 AAA 217,811
175 3.000%, 2/15/38 2/30 at 100.00 AAA 195,139
150 3.000%, 2/15/39 2/30 at 100.00 AAA 166,946
120 3.000%, 2/15/40 2/30 at 100.00 AAA 133,344
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2021B, 4.000%, 1/01/40
1/31 at 100.00 Baa1 1,181,260
2,540 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 N/R 2,998,114
540 Eagle Pass, Texas, Combination Tax and Limited Pledge Revenue
Certificates of Obligation, Series 2021, 4.000%, 3/01/38 - AGM Insured
3/31 at 100.00 AA 652,088
50 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 N/R 53,526
100 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R 103,661
Houston Community College System, Texas, General
Obligation Bonds, Taxable Refunding Limited Tax Series
2021B:
1,000 2.059%, 2/15/36 2/31 at 100.00 AA+ 953,260
750 2.109%, 2/15/37 2/31 at 100.00 AA+ 710,227
750 2.209%, 2/15/38 2/31 at 100.00 AA+ 711,158
750 2.259%, 2/15/39 2/31 at 100.00 AA+ 708,457
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B 2,212,180

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,285 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B- $ 5,017,906
1,525 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call B 1,817,708
2,700 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B- 3,159,621
400 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 429,288
7,800 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2016B, 5.000%, 11/15/36
11/26 at 100.00 Aa2 9,321,702
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/32
9/24 at 100.00 A 1,103,240
225 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.875%, 9/01/44, 144A
9/29 at 100.00 N/R 248,524
6,795 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/39 - AGM
Insured, (AMT)
11/31 at 100.00 A 8,044,940
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
1,660 5.000%, 5/15/39 5/30 at 100.00 A 2,111,337
2,625 5.000%, 5/15/40 5/30 at 100.00 A 3,333,540
375 5.000%, 5/15/41 5/30 at 100.00 A 474,885
500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 N/R 500,765
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
500 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R 555,695
500 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R 555,505
1,000 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
1/22 at 105.00 BB- 1,051,690
270 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (5),(6)
1/26 at 102.00 N/R 6,936
35 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R 34,871
230 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R 229,846
1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 N/R 677,710
25 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R 26,407

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
$ 7,735 5.250%, 1/01/42 1/28 at 103.00 N/R $ 7,890,242
7,360 5.500%, 1/01/57 1/28 at 103.00 N/R 7,506,243
145 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 CCC 124,700
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 5.000%, 1/01/38
1/29 at 100.00 A+ 2,491,700
Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021:
2,030 4.000%, 10/01/46 4/32 at 100.00 N/R 2,458,858
5,500 5.000%, 10/01/51 4/32 at 100.00 N/R 7,266,270
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R 108,609
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 N/R 112,542
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Hendrick
Medical Center, Taxable Series 2021:
450 3.292%, 9/01/40 - AGM Insured 9/30 at 100.00 A2 469,642
350 3.422%, 9/01/50 - AGM Insured 9/30 at 100.00 A2 362,810
1,090 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40
8/30 at 100.00 A3 1,162,758
74,810 Total Texas 84,148,690
Utah - 0.3%
250 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A (5)
12/27 at 100.00 N/R 207,155
1,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.250%, 7/01/48, (AMT)
7/28 at 100.00 A 1,222,620
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R 1,034,260
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51
10/31 at 100.00 Aa2 1,169,140
Utah Infrastructure Agency, Telecommunications Revenue
Bonds, Series 2021:
375 4.000%, 10/15/41 4/31 at 100.00 BBB- 433,193
500 3.000%, 10/15/45 4/31 at 100.00 BBB- 515,855
Vineyard Redevelopment Agency, Utah, Tax Increment
Revenue Bonds, Refunding Series 2021:
190 4.000%, 5/01/36 - AGM Insured 5/31 at 100.00 AA 227,426
280 4.000%, 5/01/38 - AGM Insured 5/31 at 100.00 AA 333,746
4,595 Total Utah 5,143,395

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands - 0.0%
$ 425 Virgin Islands Public Finance Authority, Matching Fund Revenue Loan
Note - Diageo Project, Series 2009A, 6.625%, 10/01/29
1/22 at 100.00 Caa3 $ 428,493
Virginia - 1.7%
1,600 Albemarle County Economic Development Authority, Virginia, Public
Facility Revenue Bonds, Albemarle County Project, Refunding Series
2021A, 5.000%, 6/01/29
No Opt. Call AA+ 2,054,064
355 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%,
7/01/40
7/30 at 100.00 A+ 419,099
250 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%,
3/01/45, 144A
3/25 at 100.00 N/R 266,075
5,000 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 5.250%, 7/01/60
7/30 at 100.00 AA 6,375,500
5,850 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021,
4.000%, 1/01/55
1/32 at 100.00 N/R 6,824,376
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018:
1,100 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 1,201,145
975 4.500%, 9/01/45, 144A 9/27 at 100.00 N/R 1,036,552
1,000 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 1,089,180
1,505 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A,
6.706%, 6/01/46
6/25 at 100.00 B- 1,581,544
Virginia Commonwealth Transportation Board, Interstate 81
Corridor Program Revenue Bonds, Senior Lien Series 2021:
800 4.000%, 5/15/35 5/31 at 100.00 AA- 986,976
640 4.000%, 5/15/37 5/31 at 100.00 AA- 784,576
2,115 4.000%, 5/15/40 5/31 at 100.00 AA- 2,575,922
245 4.000%, 5/15/41 5/31 at 100.00 AA- 297,685
100 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 N/R 117,470
1,470 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50, 144A
10/30 at 127.60 N/R 2,054,854
23,005 Total Virginia 27,665,018
Washington - 1.6%
7,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 AA- 9,191,350
5,000 King County Housing Authority, Washington, Pooled Housing Revenue
Bonds, Refunding Series 2019, 3.000%, 11/01/39
11/29 at 100.00 AAA 5,407,550
1,615 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 A+ 1,935,028
1,070 Snohomish County Public Utility District 1, Washington, Generation
System Revenue Bonds, Series 2015, 5.000%, 12/01/45
12/25 at 100.00 AA- 1,233,325
530 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (5)
1/28 at 100.00 N/R 344,500

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 245 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (5)
1/28 at 100.00 N/R $ 159,250
150 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (5)
No Opt. Call N/R 117,715
100 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (5)
No Opt. Call N/R 75,037
3,720 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase,
3.000%, 7/01/58
7/31 at 100.00 BBB- 3,850,944
200 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, 144A
7/25 at 100.00 N/R 223,306
1,000 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/50, 144A
7/31 at 100.00 Ba2 1,165,030
1,855 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax,
Series 2017B, 5.000%, 8/01/40
8/26 at 100.00 AA+ 2,188,715
22,485 Total Washington 25,891,750
West Virginia - 0.5%
100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
5.500%, 6/01/37, 144A
6/27 at 100.00 N/R 114,269
1,000 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series
2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 1,032,130
4,810 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%,
7/01/45, (AMT), (Mandatory Put 7/1/2025)
1/25 at 100.00 B 5,205,093
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/1/2025)
1/25 at 100.00 B 1,053,950
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1 1,250,170
7,910 Total West Virginia 8,655,612
Wisconsin - 2.0%
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R 2,504,100
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R 111,432
115 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R 118,999
420 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A
No Opt. Call Ba1 466,011
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40, 144A
7/28 at 100.00 BB- 168,139

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Freedom Classical Academy Inc., Series
2020A:
$ 100 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R $ 108,607
230 5.000%, 1/01/56, 144A 1/28 at 100.00 N/R 246,445
250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
5.625%, 7/01/45, 144A
7/25 at 100.00 N/R 268,422
100 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%,
6/15/37, 144A
6/27 at 100.00 N/R 102,763
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
3 0.000%, 1/01/47, 144A (5) No Opt. Call N/R 98
3 0.000%, 1/01/48, 144A (5) No Opt. Call N/R 85
3 0.000%, 1/01/49, 144A (5) No Opt. Call N/R 81
3 0.000%, 1/01/50, 144A (5) No Opt. Call N/R 76
2 0.000%, 1/01/51, 144A (5) No Opt. Call N/R 73
3 0.000%, 1/01/52, 144A (5) No Opt. Call N/R 91
3 0.000%, 1/01/53, 144A (5) No Opt. Call N/R 88
3 0.000%, 1/01/54, 144A (5) No Opt. Call N/R 83
3 0.000%, 1/01/55, 144A (5) No Opt. Call N/R 79
3 0.000%, 1/01/56, 144A (5) No Opt. Call N/R 76
151 0.000%, 7/01/56, 144A (5) 3/28 at 100.00 N/R 114,245
3 0.000%, 1/01/57, 144A (5) No Opt. Call N/R 82
3 0.000%, 1/01/58, 144A (5) No Opt. Call N/R 78
3 0.000%, 1/01/59, 144A (5) No Opt. Call N/R 75
3 0.000%, 1/01/60, 144A (5) No Opt. Call N/R 71
3 0.000%, 1/01/61, 144A (5) No Opt. Call N/R 68
3 0.000%, 1/01/62, 144A (5) No Opt. Call N/R 65
3 0.000%, 1/01/63, 144A (5) No Opt. Call N/R 62
3 0.000%, 1/01/64, 144A (5) No Opt. Call N/R 59
3 0.000%, 1/01/65, 144A (5) No Opt. Call N/R 57
3 0.000%, 1/01/66, 144A (5) No Opt. Call N/R 58
35 0.000%, 1/01/67, 144A (5) No Opt. Call N/R 651
750 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A
6/27 at 102.00 N/R 814,537
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R 1,046,210
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R 1,036,790
1,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R 1,041,120
Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A:
185 5.000%, 7/01/38 1/31 at 100.00 BBB 236,080
375 5.000%, 7/01/41 1/31 at 100.00 BBB 475,755
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
2,035 3.000%, 6/01/45, (UB) (4) 6/30 at 100.00 A+ 2,178,285
5,415 3.000%, 6/01/45 - AGM Insured, (UB) (4) 6/30 at 100.00 A+ 5,839,644
2,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 N/R 2,179,140

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 105 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R $ 96,446
2,715 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth
Medical Center Project, Series 2021A, 3.000%, 7/01/50
1/32 at 100.00 N/R 2,842,334
500 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A
7/28 at 100.00 N/R 488,980
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
1,100 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 1,144,275
1,750 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 1,845,235
200 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R 222,644
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
180 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 143,442
865 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 662,685
980 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 N/R 697,780
2,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB- 2,186,000
1,100 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A
6/26 at 100.00 N/R 1,192,367
1,210 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 Baa3 1,346,500
30 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48,
144A (5)
12/28 at 100.00 N/R 15,216
220 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series 2021A,
3.000%, 10/15/37
10/31 at 100.00 AA- 238,526
30,930 Total Wisconsin 32,181,310
$ 1,553,099 Total Municipal Bonds (cost $1,499,819,449) 1,623,207,500

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
COMMON STOCKS - 0.9%
  Electric Utilities - 0.9%
329,146 Energy Harbor Corp(9),(10),(11) $ 15,332,608
Total Common Stocks (cost $7,119,140) 15,332,608
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
CORPORATE BONDS - 0.1%
  Hotels, Restaurants & Leisure - 0.0%
$ 13 Lombard Starwood Westin Hotel Conference Center and
Hotel Project Revenue Bonds (cash 7.500%, PIK 7.500%)
7.500% 12/31/23 N/R 12,834
  Real Estate Management & Development - 0.1%
1,000 Benloch Ranch Improvement Association No 1   9.750% 12/01/39 N/R 1,086,850
295 Zilkha Biomass Selma LLC  (5),(6) 10.000% 08/01/38 N/R 3
1,295 Total Real Estate Management & Development 1,086,853
$ 1,308 Total Corporate Bonds (cost $1,307,834) 1,099,687
Total Long-Term Investments (cost $1,508,246,423) 1,639,639,795
Floating Rate Obligations - (3.0)% (47,955,000)
Other Assets Less Liabilities - 1.3% (12) 21,026,914
Net Assets - 100% $ 1,612,711,709
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury Ultra Bond (405) 3/22 $ (78,963,018) $ (79,835,624) $ (872,606) $ (632,812)
U.S. Treasury Long Bond (229) 3/22 (36,472,891) (36,740,188) (267,297) (128,813)
U.S. Treasury 10-Year Note (529) 3/22 (68,500,424) (69,017,969) (517,545) (33,063)
Total $(183,936,333) $(185,593,781) $(1,657,448) $ (794,688)

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2021
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,623,125,417 $ 82,083 $ 1,623,207,500
Common Stocks – 15,332,608 – 15,332,608
Corporate Bonds – 1,099,684 3 1,099,687
Investments in Derivatives:*
Futures Contracts (1,657,448) – – (1,657,448)
Total
$ (1,657,448) $ 1,639,557,709 $ 82,086 $ 1,637,982,347
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the lowest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment values at a fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio,
Air Quality Development Revenue Bonds, FirstEn-ergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear GenerationProject, Refunding Series 2008B, 3.625%,
10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
RefundingSeries 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2006A,3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33.
(11) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.